UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


 Investment Company Act file number                  811-01944
                                                    --------------------------

                     Principal Variable Contracts Fund, Inc.
-----------------------------------------------------------------
(Exact name of registrant as specified in charter)

                    711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------
(Address of principal executive offices)

             Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                 -------------------

Date of fiscal year end:           December 31, 2006
                                   ---------------------------

Date of reporting period:          June 30, 2006
                                   ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS

                                Table of Contents

                                                                    Page
Shareholder Expense Example............................................2
---------------------------
Financial Statements and Highlights
   Statements of Assets and Liabilities................................5
   ------------------------------------
   Statements of Operations...........................................16
   ------------------------
   Statements of Changes in Net Assets................................27
   -----------------------------------
   Notes to Financial Statements......................................43
   -----------------------------
   Schedules of Investments
      Asset Allocation Account........................................54
      ------------------------
      Balanced Account................................................69
      ----------------
      Bond Account....................................................90
      ------------
      Capital Value Account..........................................105
      ---------------------
      Diversified International Account..............................109
      ---------------------------------
      Equity Growth Account..........................................121
      ---------------------
      Equity Income Account..........................................123
      ---------------------
      Equity Value Account...........................................130
      --------------------
      Government & High Quality Bond Account.........................133
      --------------------------------------
      Growth Account.................................................137
      --------------
      International Emerging Markets Account.........................139
      --------------------------------------
      International SmallCap Account.................................143
      ------------------------------
      LargeCap Blend Account.........................................151
      ----------------------
      LargeCap Growth Equity Account.................................158
      ------------------------------
      LargeCap Stock Index Account...................................164
      LargeCap Value Account.........................................174
      ----------------------
      MidCap Account.................................................178
      --------------
      MidCap Growth Account..........................................181
      ---------------------
      MidCap Value Account...........................................185
      --------------------
      Money Market Account...........................................190
      --------------------
      Principal LifeTime 2010 Account................................194
      -------------------------------
      Principal LifeTime 2020 Account................................196
      -------------------------------
      Principal LifeTime 2030 Account................................198
      -------------------------------
      Principal LifeTime 2040 Account................................200
      -------------------------------
      Principal LifeTime 2050 Account................................202
      -------------------------------
      Principal LifeTime Strategic Income Account....................204
      -------------------------------------------
      Real Estate Securities Account.................................206
      ------------------------------
      Short-Term Bond Account........................................208
      -----------------------
      SmallCap Account...............................................219
      ----------------
      SmallCap Growth Account........................................225
      -----------------------
      SmallCap Value Account.........................................231
      ----------------------
   Financial Highlights..............................................244
   --------------------
Fund Directors.......................................................260
--------------
Proxy Voting Policies................................................261
---------------------
Schedules of Investments.............................................261
------------------------
Board Consideration of Sub-Advisory Agreements.......................262
----------------------------------------------

                           SHAREHOLDER EXPENSE EXAMPLE
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            June 30, 2006 (unaudited)

                                        2
As a shareholder of Principal Variable Contracts Fund, Inc. you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, or Principal LifeTime Strategic Income Account, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund's annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

       Actual Expenses

       The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The table below does not include charges attributable to Principal Life Insurance Company's separate account or other contract level charges. If they were included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.


       Hypothetical Example for Comparison Purposes

       The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              Beginning                                     Expenses Paid
                                         --------------------         Ending                During Period
                                            Account Value         Account Value           January 1, 2006              Annualized
                                           January 1, 2006         June 30, 2006         to June 30, 2006(a)          Expense Ratio
Asset Allocation Account
     Actual                                      $1,000.00              $1,022.24                   $4.16                  0.83%
     Hypothetical                                 1,000.00               1,020.68                    4.16                  0.83
Balanced Account
     Actual                                       1,000.00               1,021.76                    3.16                  0.63
     Hypothetical                                 1,000.00               1,021.67                    3.16                  0.63
Bond Account
     Actual                                       1,000.00                 992.81                    2.82                  0.57
     Hypothetical                                 1,000.00               1,021.97                    2.86                  0.57
Capital Value Account
     Actual                                       1,000.00               1,061.39                    3.07                  0.60
     Hypothetical                                 1,000.00               1,021.82                    3.01                  0.60
Diversified International Account
     Actual                                       1,000.00               1,117.83                    4.78                  0.91
     Hypothetical                                 1,000.00               1,020.28                    4.56                  0.91
Equity Growth Account
     Actual                                       1,000.00                 964.61                    3.70                  0.76
     Hypothetical                                 1,000.00               1,021.03                    3.81                  0.76
Equity Income Account
     Actual                                       1,000.00               1,067.25                    3.23                  0.63
     Hypothetical                                 1,000.00               1,021.67                    3.16                  0.63
Equity Value Account
     Actual                                       1,000.00               1,041.16                    5.42                  1.07
     Hypothetical                                 1,000.00               1,019.49                    5.36                  1.07

Government & High Quality Bond Account
     Actual                                      $1,000.00                $997.30                   $2.97                 0.60 %
     Hypothetical                                 1,000.00               1,021.82                    3.01                  0.60
Growth Account
     Actual                                       1,000.00               1,012.42                    3.04                  0.61
     Hypothetical                                 1,000.00               1,021.77                    3.06                  0.61
International Emerging Markets Account
     Actual                                       1,000.00               1,112.00                    7.54                  1.44
     Hypothetical                                 1,000.00               1,017.65                    7.20                  1.44
International SmallCap Account
     Actual                                       1,000.00               1,134.16                    6.67                  1.26
     Hypothetical                                 1,000.00               1,018.55                    6.31                  1.26
LargeCap Blend Account
     Actual                                       1,000.00               1,024.42                    3.81                  0.76
     Hypothetical                                 1,000.00               1,021.03                    3.81                  0.76
LargeCap Growth Equity Account
     Actual                                       1,000.00                 949.60                    5.03                  1.04
     Hypothetical                                 1,000.00               1,019.64                    5.21                  1.04
LargeCap Stock Index Account
     Actual                                       1,000.00               1,026.17                    1.31                  0.26
     Hypothetical                                 1,000.00               1,023.51                    1.30                  0.26
LargeCap Value Account
     Actual                                       1,000.00               1,052.04                    3.87                  0.76
     Hypothetical                                 1,000.00               1,021.03                    3.81                  0.76
MidCap Account
     Actual                                       1,000.00               1,029.30                    2.87                  0.57
     Hypothetical                                 1,000.00               1,021.97                    2.86                  0.57
MidCap Growth Account
     Actual                                       1,000.00               1,029.50                    4.58                  0.91
     Hypothetical                                 1,000.00               1,020.28                    4.56                  0.91
MidCap Value Account
     Actual                                       1,000.00               1,030.76                    5.34                  1.06
     Hypothetical                                 1,000.00               1,019.54                    5.31                  1.06
Money Market Account
     Actual                                       1,000.00               1,021.31                    2.46                  0.49
     Hypothetical                                 1,000.00               1,022.36                    2.46                  0.49
Principal LifeTime 2010 Account
     Actual                                       1,000.00               1,027.91                    0.75                  0.15
     Hypothetical                                 1,000.00               1,024.05                    0.75                  0.15
Principal LifeTime 2020 Account
     Actual                                       1,000.00               1,038.76                    0.66                  0.13
     Hypothetical                                 1,000.00               1,024.15                    0.65                  0.13
Principal LifeTime 2030 Account
     Actual                                       1,000.00               1,033.86                    0.81                  0.16
     Hypothetical                                 1,000.00               1,024.00                    0.80                  0.16
Principal LifeTime 2040 Account
     Actual                                       1,000.00               1,034.48                    0.66                  0.13
     Hypothetical                                 1,000.00               1,024.15                    0.65                  0.13
Principal LifeTime 2050 Account
     Actual                                       1,000.00               1,034.98                    0.61                  0.12
     Hypothetical                                 1,000.00               1,024.20                    0.60                  0.12

Principal LifeTime Strategic Income
Account
     Actual                                      $1,000.00              $1,026.35                   $0.70                 0.14 %
     Hypothetical                                 1,000.00               1,024.10                    0.70                  0.14
Real Estate Securities Account
     Actual                                       1,000.00               1,156.10                    4.70                  0.88
     Hypothetical                                 1,000.00               1,020.43                    4.41                  0.88
Short-Term Bond Account
     Actual                                       1,000.00               1,010.89                    3.59                  0.72
     Hypothetical                                 1,000.00               1,021.22                    3.61                  0.72
SmallCap Account
     Actual                                       1,000.00               1,052.80                    4.43                  0.87
     Hypothetical                                 1,000.00               1,020.48                    4.36                  0.87
SmallCap Growth Account
     Actual                                       1,000.00               1,059.48                    5.21                  1.02
     Hypothetical                                 1,000.00               1,019.74                    5.11                  1.02
SmallCap Value Account
     Actual                                       1,000.00               1,091.68                    5.70                  1.10
     Hypothetical                                 1,000.00               1,019.34                    5.51                  1.10

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

                      STATEMENTS OF ASSETS AND LIABILITIES
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            June 30, 2006 (unaudited)

                                                                                      Asset
                                                                                    Allocation
                                                                                     Account      Balanced Account   Bond Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................    $ 79,867,948     $ 120,607,531    $ 522,999,074
Assets
Investment in securities--at value  ............................................     $ 89,034,693 $ 127,565,925( a) $ 515,113,729(a)
Cash............................................................................      12,004,304           180,091        1,138,716
Receivables:
     Capital Shares sold........................................................          13,802                 -                -
     Dividends and interest.....................................................         384,829           481,621        3,397,264
     Foreign currency contracts ................................................         112,425                 -                -
     Investment securities sold.................................................       2,656,383         2,250,166       14,557,003
     Unrealized gain on swap agreements.........................................               -                 -          170,615
Prepaid directors' expenses.....................................................           1,829             1,776            1,465
                                                                  Total Assets       104,208,265       130,479,579      534,378,792
Liabilities
Accrued management and investment advisory fees.................................          12,554            10,593           25,854
Accrued other expenses..........................................................           8,668            14,349            7,321
Payables:
     Capital Shares reacquired..................................................               -           162,253          591,544
     Foreign currency contracts ................................................         143,957                 -                -
     Investment securities purchased............................................       6,494,118        10,864,848      105,235,197
     Reverse repurchase agreements..............................................               -                 -       13,067,391
     Unrealized loss on swap agreements.........................................               -                 -          171,924
Collateral obligation on securities loaned, at value............................               -         9,923,000       48,847,000
                                                             Total Liabilities         6,659,297        20,975,043      167,946,231
Net Assets Applicable to Outstanding Shares.....................................    $ 97,548,968     $ 109,504,536    $ 366,432,561

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................    $ 85,524,913     $ 108,800,014    $ 374,560,904
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................         730,372         1,275,544        7,486,528
Accumulated undistributed (overdistributed) net realized gain (loss)............       1,741,898        (7,529,416)      (7,728,217)
Net unrealized appreciation (depreciation) of investments.......................       9,583,329         6,958,394       (7,886,654)
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency.................................................         (31,544)                -                -
                                                              Total Net Assets      $ 97,548,968     $ 109,504,536    $ 366,432,561
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      200,000,000
Shares issued and outstanding...................................................       7,623,992         7,352,844       31,935,690

Net Asset Value Per Share:......................................................         $ 12.79           $ 14.89          $ 11.47


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            June 30, 2006 (unaudited)

                                                                                                     Diversified
                                                                                  Capital Value     International    Equity Growth
                                                                                     Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................   $ 245,703,887     $ 285,648,606    $ 276,270,466
Foreign currency--at cost.......................................................             $ -         $ 123,364              $ -
Assets
Investment in securities--at value  ............................................ $ 275,665,104(a)  $ 337,705,787(a) $ 292,389,997(a)
Foreign currency--at value......................................................               -           123,918                -
Cash............................................................................          16,748           420,858        2,538,342
Receivables:
     Capital Shares sold........................................................             969                 -                -
     Dividends and interest.....................................................         364,457           798,101          192,737
     Foreign tax refund.........................................................               -             3,193                -
     Investment securities sold.................................................         164,335         3,455,942          772,005
Prepaid directors' expenses.....................................................           1,496             1,502            1,380
                                                                  Total Assets       276,213,109       342,509,301      295,894,461
Liabilities
Accrued management and investment advisory fees.................................          25,361            44,127           30,758
Accrued other expenses..........................................................           3,420           103,150            1,808
Payables:
     Capital Shares reacquired..................................................         200,915           138,655           16,437
     Investment securities purchased............................................         169,463         4,753,851        1,249,498
     Variation margin on futures contracts .....................................           1,775                 -                -
Collateral obligation on securities loaned, at value............................      12,589,000         2,672,000       44,577,000
                                                             Total Liabilities        12,989,934         7,711,783       45,875,501
Net Assets Applicable to Outstanding Shares.....................................   $ 263,223,175     $ 334,797,518    $ 250,018,960

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................   $ 222,564,527     $ 244,022,618    $ 283,243,739
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................       2,209,263         2,215,778        1,267,464
Accumulated undistributed (overdistributed) net realized gain (loss)............       8,477,068        36,520,818      (50,611,774)
Net unrealized appreciation (depreciation) of investments.......................      29,972,317        52,057,181       16,119,531
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency.................................................               -           (18,877)               -
                                                              Total Net Assets     $ 263,223,175     $ 334,797,518    $ 250,018,960
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      100,000,000
Shares issued and outstanding...................................................       7,967,613        18,569,539       15,044,001

Net Asset Value Per Share:......................................................         $ 33.04           $ 18.03          $ 16.62



(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            June 30, 2006 (unaudited)

                                                                                                                      Government &
                                                                                  Equity Income     Equity Value      High Quality
                                                                                     Account          Account        Bond Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................   $ 133,439,179       $ 4,698,273    $ 433,496,618
Assets
Investment in securities--at value  ............................................ $ 139,050,190(a)    $ 4,979,876(a) $ 425,425,415(a)
Cash............................................................................         236,192           237,628           12,904
Receivables:
     Capital Shares sold........................................................               -                 -           14,725
     Dividends and interest.....................................................         371,484             5,884        2,246,409
     Expense reimbursement from Manager.........................................               -                 2                -
     Investment securities sold.................................................         641,681                 -           16,991
     Unrealized gain on swap agreements.........................................               -                 -          346,831
     Variation margin on futures contracts......................................               -                 -           11,719
Prepaid directors' expenses.....................................................           1,971             2,112            1,417
                                                                  Total Assets       140,301,518         5,225,502      428,076,411
Liabilities
Accrued management and investment advisory fees.................................          11,848               674           22,256
Accrued other expenses..........................................................           9,677             2,492            4,481
Payables:
     Capital Shares reacquired..................................................         282,484             6,027                -
     Investment securities purchased............................................       1,983,873                 -       71,518,221
     Reverse repurchase agreements..............................................               -                 -       13,507,532
     Unrealized loss on swap agreements.........................................               -                 -            4,729
     Variation margin on futures contracts .....................................               -                 -           88,297
Collateral obligation on securities loaned, at value............................      12,483,000           284,000       40,671,000
                                                             Total Liabilities        14,770,882           293,193      125,816,516
Net Assets Applicable to Outstanding Shares.....................................   $ 125,530,636       $ 4,932,309    $ 302,259,895

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................   $ 122,644,124       $ 4,597,050    $ 310,364,639
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................       2,076,409            32,593        6,868,940
Accumulated undistributed (overdistributed) net realized gain (loss)............      (4,801,676)           21,063       (7,275,091)
Net unrealized appreciation (depreciation) of investments.......................       5,611,011           281,603       (7,698,593)
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency.................................................             768                 -                -
                                                              Total Net Assets     $ 125,530,636       $ 4,932,309    $ 302,259,895
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      100,000,000
Shares issued and outstanding...................................................      12,331,108           430,419       27,813,151

Net Asset Value Per Share:......................................................         $ 10.18           $ 11.46          $ 10.87


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
June 30, 2006 (unaudited)

                                                                                                    International    International
                                                                                                  Emerging Markets      SmallCap
                                                                                 Growth Account       Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................   $ 114,219,224      $ 86,518,335    $ 137,117,870
Assets
Investment in securities--at value  ............................................ $ 128,669,807(a)   $ 97,453,297(a) $ 162,378,856(a)
Cash............................................................................          10,001           172,753          653,523
Receivables:
     Capital Shares sold........................................................          76,960                 -            5,981
     Dividends and interest.....................................................          89,731           406,249          381,400
     Foreign tax refund.........................................................               -             9,573                -
     Investment securities sold.................................................         550,984           406,207        2,477,552
Prepaid directors' expenses.....................................................           1,807             1,954            1,824
                                                                  Total Assets       129,399,290        98,450,033      165,899,136
Liabilities
Accrued management and investment advisory fees.................................          11,476            17,869           30,170
Accrued other expenses..........................................................           1,854            66,815           51,112
Payables:
     Capital Shares reacquired..................................................               -            35,685                -
     Indebtedness ..............................................................               -           335,000                -
     Investment securities purchased............................................               -           187,464        1,897,099
Collateral obligation on securities loaned, at value............................      10,527,000         5,413,000        1,732,000
                                                             Total Liabilities        10,540,330         6,055,833        3,710,381
Net Assets Applicable to Outstanding Shares.....................................   $ 118,858,960      $ 92,394,200    $ 162,188,755

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................   $ 179,541,149      $ 71,979,470    $ 113,484,846
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................         297,971           571,339          814,495
Accumulated undistributed (overdistributed) net realized gain (loss)............     (75,430,743)        8,910,429       22,629,139
Net unrealized appreciation (depreciation) of investments.......................      14,450,583        10,934,962       25,260,986
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency.................................................               -            (2,000)            (711)
                                                              Total Net Assets     $ 118,858,960      $ 92,394,200    $ 162,188,755
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      100,000,000
Shares issued and outstanding...................................................       8,855,092         5,366,181        7,534,600

Net Asset Value Per Share:......................................................         $ 13.42           $ 17.22          $ 21.53


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
June 30, 2006 (unaudited)

                                                                                  LargeCap Blend   LargeCap Growth   LargeCap Stock
                                                                                     Account       Equity Account    Index Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................   $ 162,259,233      $ 43,378,878    $ 192,585,998
Assets
Investment in securities--at value  ............................................ $ 170,004,755(a)   $ 42,595,183(a) $ 206,798,124(a)
Cash............................................................................       2,842,626         1,856,875           22,450
Receivables:
     Capital Shares sold........................................................         272,916           125,013          217,427
     Dividends and interest.....................................................         200,838            37,545          206,553
     Investment securities sold.................................................         526,859         1,950,823                -
Other assets....................................................................               -                 -                -
Prepaid directors' expenses.....................................................           1,848             1,609            1,673
                                                                  Total Assets       173,849,842        46,567,048      207,246,227
Liabilities
Accrued management and investment advisory fees.................................          19,399             6,563            7,583
Accrued other expenses..........................................................           4,260             3,911            6,299
Payables:
     Investment securities purchased............................................         601,763         1,928,386          218,987
     Variation margin on futures contracts .....................................           3,360             2,564            1,600
Collateral obligation on securities loaned, at value............................      12,040,000         3,613,000       18,677,000
                                                             Total Liabilities        12,668,782         5,554,424       18,911,469
Net Assets Applicable to Outstanding Shares.....................................   $ 161,181,060      $ 41,012,624    $ 188,334,758

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................   $ 148,567,232      $ 43,991,853    $ 177,788,073
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................         857,382            57,863        1,540,818
Accumulated undistributed (overdistributed) net realized gain (loss)............       4,022,785        (2,260,202)      (5,216,034)
Net unrealized appreciation (depreciation) of investments.......................       7,733,661          (776,890)      14,221,901
                                                              Total Net Assets     $ 161,181,060      $ 41,012,624    $ 188,334,758
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      100,000,000
Shares issued and outstanding...................................................      14,615,404         9,081,801       20,315,472

Net Asset Value Per Share:......................................................         $ 11.03            $ 4.52           $ 9.27


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
June 30, 2006 (unaudited)

                                                                                  LargeCap Value                     MidCap Growth
                                                                                     Account       MidCap Account       Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................   $ 139,837,633     $ 408,723,401     $ 73,776,102
Assets
Investment in securities--at value  ............................................ $ 155,820,393(a)  $ 465,788,154(a)  $ 80,314,287(a)
Cash............................................................................       4,207,001            10,000        1,840,608
Receivables:
     Capital Shares sold........................................................              38                 -           37,432
     Dividends and interest.....................................................         186,006           153,423           57,470
     Investment securities sold.................................................         238,107           661,347          519,288
Prepaid directors' expenses.....................................................           1,863             1,060            1,935
                                                                  Total Assets       160,453,408       466,613,984       82,771,020
Liabilities
Accrued management and investment advisory fees.................................          18,404            38,854           10,414
Accrued other expenses..........................................................           1,500             4,968            1,259
Payables:
     Capital Shares reacquired..................................................         116,703             9,232                -
     Investment securities purchased............................................         918,231         1,184,880          702,530
Collateral obligation on securities loaned, at value............................       6,718,000        42,838,000        9,423,000
                                                             Total Liabilities         7,772,838        44,075,934       10,137,203
Net Assets Applicable to Outstanding Shares.....................................   $ 152,680,570     $ 422,538,050     $ 72,633,817

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................   $ 132,388,478     $ 340,739,479     $ 59,598,616
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................       1,151,020         1,835,321           24,202
Accumulated undistributed (overdistributed) net realized gain (loss)............       3,158,312        22,898,497        6,472,814
Net unrealized appreciation (depreciation) of investments.......................      15,982,760        57,064,753        6,538,185
                                                              Total Net Assets     $ 152,680,570     $ 422,538,050     $ 72,633,817
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      100,000,000
Shares issued and outstanding...................................................      12,043,462        11,095,860        6,476,331

Net Asset Value Per Share:......................................................         $ 12.68           $ 38.08          $ 11.22


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
June 30, 2006 (unaudited)



                                                                                                                       Principal
                                                                                   MidCap Value     Money Market     LifeTime 2010
                                                                                     Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................   $ 134,327,460     $ 162,208,910              $ -
Investment in affiliated securities--at cost....................................             $ -               $ -     $ 20,222,035
Assets
Investment in affiliated securities--at value...................................             $ -               $ -     $ 20,399,038
Investment in securities--at value  ............................................  141,259,180( a)       162,208,910                -
Cash............................................................................       2,421,251             6,558                -
Receivables:
     Capital Shares sold........................................................         164,352                 -           40,025
     Dividends and interest.....................................................         152,125            46,372              285
     Investment securities sold.................................................       2,379,071                 -                -
Prepaid directors' expenses.....................................................           1,851             1,778            2,077
                                                                  Total Assets       146,377,830       162,263,618       20,441,425
Liabilities
Accrued management and investment advisory fees.................................          20,933            12,830              401
Accrued other expenses..........................................................           2,890             3,741              351
Payables:
     Capital Shares reacquired..................................................               -         1,285,198                -
     Investment securities purchased............................................       3,138,422                 -                -
Collateral obligation on securities loaned, at value............................      18,243,000                 -                -
                                                             Total Liabilities        21,405,245         1,301,769              752
Net Assets Applicable to Outstanding Shares.....................................   $ 124,972,585     $ 160,961,849     $ 20,440,673

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................   $ 111,492,281     $ 160,961,849     $ 19,726,039
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................         380,014                 -          382,255
Accumulated undistributed (overdistributed) net realized gain (loss)............       6,168,570                 -          155,376
Net unrealized appreciation (depreciation) of investments.......................       6,931,720                 -          177,003
                                                              Total Net Assets     $ 124,972,585     $ 160,961,849     $ 20,440,673
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       500,000,000      100,000,000
Shares issued and outstanding...................................................       8,189,460       160,961,849        1,750,491

Net Asset Value Per Share:......................................................         $ 15.26            $ 1.00          $ 11.68


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
June 30, 2006 (unaudited)


                                                                                    Principal         Principal        Principal
                                                                                  LifeTime 2020     LifeTime 2030    LifeTime 2040
                                                                                     Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost....................................    $ 54,098,848       $ 8,508,426      $ 3,964,028
Assets
Investment in affiliated securities--at value...................................    $ 54,836,776       $ 8,599,385      $ 4,046,865
Receivables:
     Capital Shares sold........................................................               -               645           14,432
     Expense reimbursement from Manager.........................................              35                72               98
Prepaid directors' expenses.....................................................           2,076             1,714            2,109
                                                                  Total Assets        54,838,887         8,601,816        4,063,504
Liabilities
Accrued management and investment advisory fees.................................           1,068               164               77
Accrued other expenses..........................................................             336               360              360
Payables:
     Capital Shares reacquired..................................................          40,798                 -                -
                                                             Total Liabilities            42,202               524              437
Net Assets Applicable to Outstanding Shares.....................................    $ 54,796,685       $ 8,601,292      $ 4,063,067

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................    $ 52,830,875       $ 8,346,586      $ 3,908,111
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................         759,716            94,984           37,616
Accumulated undistributed (overdistributed) net realized gain (loss)............         468,166            68,763           34,503
Net unrealized appreciation (depreciation) of investments.......................         737,928            90,959           82,837
                                                              Total Net Assets      $ 54,796,685       $ 8,601,292      $ 4,063,067
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      100,000,000
Shares issued and outstanding...................................................       4,543,858           715,756          332,394

Net Asset Value Per Share:......................................................         $ 12.06           $ 12.02          $ 12.22


See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
June 30, 2006 (unaudited)


                                                                                                      Principal
                                                                                    Principal         LifeTime        Real Estate
                                                                                  LifeTime 2050   Strategic Income     Securities
                                                                                     Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................             $ -               $ -    $ 150,813,317
Investment in affiliated securities--at cost....................................     $ 2,676,592       $ 9,665,327              $ -
Assets
Investment in affiliated securities--at value...................................     $ 2,707,274       $ 9,763,198              $ -
Investment in securities--at value  ............................................                -                 -  212,675,556( a)
Cash............................................................................               -                 -           40,365
Receivables:
     Capital Shares sold........................................................              36                 -                -
     Dividends and interest.....................................................               -               299          814,356
     Expense reimbursement from Manager.........................................             104                76                -
Prepaid directors' expenses.....................................................           2,109             2,109            1,724
                                                                  Total Assets         2,709,523         9,765,682      213,532,001
Liabilities
Accrued management and investment advisory fees.................................              53               194           28,849
Accrued other expenses..........................................................             361               359            1,623
Payables:
     Capital Shares reacquired..................................................               -             6,611           35,167
     Investment securities purchased............................................               -                 -          243,995
Collateral obligation on securities loaned, at value............................               -                 -        4,769,000
                                                             Total Liabilities               414             7,164        5,078,634
Net Assets Applicable to Outstanding Shares.....................................     $ 2,709,109       $ 9,758,518    $ 208,453,367

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................     $ 2,639,483       $ 9,446,207    $ 130,634,506
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................          18,317           166,259          516,548
Accumulated undistributed (overdistributed) net realized gain (loss)............          20,627            48,181       15,440,074
Net unrealized appreciation (depreciation) of investments.......................          30,682            97,871       61,862,239
                                                              Total Net Assets       $ 2,709,109       $ 9,758,518    $ 208,453,367
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      100,000,000
Shares issued and outstanding...................................................         220,989           862,914        9,439,796

Net Asset Value Per Share:......................................................         $ 12.26           $ 11.31          $ 22.08


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
June 30, 2006 (unaudited)


                                                                                 Short-Term Bond                    SmallCap Growth
                                                                                     Account      SmallCap Account      Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................   $ 108,957,843     $ 110,908,192     $ 76,848,903
Assets
Investment in securities--at value  ............................................ $ 107,535,962(a)  $ 117,339,924(a)  $ 87,521,564(a)
Cash............................................................................          12,838             9,910        1,923,644
Receivables:
     Capital Shares sold........................................................               -                 -           64,567
     Dividends and interest.....................................................         848,332            93,531           15,336
     Investment securities sold.................................................         135,704         2,151,601        1,117,776
Prepaid directors' expenses.....................................................           1,940             1,878            1,935
                                                                  Total Assets       108,534,776       119,596,844       90,644,822
Liabilities
Accrued management and investment advisory fees.................................           8,264            13,244           11,481
Accrued other expenses..........................................................           3,742             3,006            5,778
Payables:
     Capital Shares reacquired..................................................         358,573            22,026                -
     Investment securities purchased............................................         501,328         1,581,067          803,214
     Reverse repurchase agreements..............................................       4,854,493                 -                -
     Unrealized loss on swap agreements.........................................           3,734                 -                -
Collateral obligation on securities loaned, at value............................       1,583,000        19,453,000       17,154,000
                                                             Total Liabilities         7,313,134        21,072,343       17,974,473
Net Assets Applicable to Outstanding Shares.....................................   $ 101,221,642      $ 98,524,501     $ 72,670,349

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................   $ 101,831,422      $ 83,256,041     $ 94,553,139
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................       1,939,212           165,322         (240,693)
Accumulated undistributed (overdistributed) net realized gain (loss)............      (1,123,377)        8,671,406      (32,314,758)
Net unrealized appreciation (depreciation) of investments.......................      (1,425,615)        6,431,732       10,672,661
                                                              Total Net Assets     $ 101,221,642      $ 98,524,501     $ 72,670,349
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................     100,000,000       100,000,000      100,000,000
Shares issued and outstanding...................................................      10,170,049         9,784,788        6,911,582

Net Asset Value Per Share:......................................................          $ 9.95           $ 10.07          $ 10.51


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
June 30, 2006 (unaudited)


                                                                                                                     SmallCap Value
                                                                                                                        Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost..................................................................................   $ 162,343,266
Assets
Investment in securities--at value  ............................................................................... $ 187,035,918(a)
Cash...............................................................................................................       2,996,267
Receivables:
     Capital Shares sold...........................................................................................         418,651
     Dividends and interest........................................................................................         218,482
     Investment securities sold....................................................................................       3,957,121
     Variation margin on futures contracts.........................................................................          45,450
                                                                                                     Total Assets       194,671,889
Liabilities
Accrued management and investment advisory fees....................................................................          25,590
Accrued directors' expenses........................................................................................           2,250
Accrued other expenses.............................................................................................           1,816
Payables:
     Investment securities purchased...............................................................................       3,757,057
Collateral obligation on securities loaned, at value...............................................................      41,315,000
                                                                                                Total Liabilities        45,101,713
Net Assets Applicable to Outstanding Shares........................................................................   $ 149,570,176

Net Assets Consist of:
Capital Shares and additional paid-in-capital......................................................................   $ 116,492,634
Accumulated undistributed (overdistributed) net investment income (operating loss).................................         274,875
Accumulated undistributed (overdistributed) net realized gain (loss)...............................................       8,017,433
Net unrealized appreciation (depreciation) of investments..........................................................      24,785,234
                                                                                                 Total Net Assets     $ 149,570,176
Capital Stock (par value: $.01 a share):
Shares authorized..................................................................................................     100,000,000
Shares issued and outstanding......................................................................................       8,709,968

Net Asset Value Per Share:.........................................................................................         $ 17.17


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   Six Months Ended June 30, 2006 (unaudited)

                                                                            Asset Allocation
                                                                                 Account        Balanced Account     Bond Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................          $ 629,970          $ 690,125                $ -
     Withholding tax on foreign dividends.................................            (34,321)                 -                  -
     Interest.............................................................            783,569          1,034,874          9,303,922
     Securities lending...................................................              1,007             19,262             21,593
                                                              Total Income          1,380,225          1,744,261          9,325,515
Expenses:
     Management and investment advisory fees..............................            398,171            337,482            758,434
     Custodian fees.......................................................             11,432             15,538              7,817
     Directors' expenses..................................................              2,757              2,810              3,096
     Other expenses.......................................................                400                607              1,722
     Reverse repurchase agreement interest expense........................                  -                  -            229,437
                                                           Total  Expenses            412,760            356,437          1,000,506
                                    Net Investment Income (Operating Loss)            967,465          1,387,824          8,325,009

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................          2,180,960          4,747,108         (2,048,821)
     Foreign currency transactions........................................           (227,529)                 -                  -
     Futures contracts....................................................           (286,639)                 -            (53,556)
     Swap agreements......................................................                  -                  -           (193,884)
Change in unrealized appreciation/depreciation of:
     Investments..........................................................           (489,033)        (3,494,231)        (8,417,511)
     Futures contracts....................................................            168,842                  -                  -
     Swap agreements......................................................                  -                  -            (10,612)
     Translation of assets and liabilities in foreign currencies..........            (12,408)                 -                  -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies          1,334,193          1,252,877        (10,724,384)
           Net Increase (Decrease) in Net Assets Resulting from Operations        $ 2,301,658        $ 2,640,701       $ (2,399,375)


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited

                                                                                                  Diversified
                                                                              Capital Value      International      Equity Growth
                                                                                 Account            Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................        $ 2,981,656        $ 5,432,977        $ 2,074,095
     Withholding tax on foreign dividends.................................                  -           (707,127)                 -
     Interest.............................................................             20,238             58,388             85,103
     Securities lending...................................................              2,032             13,515            112,954
                                                              Total Income          3,003,926          4,797,753          2,272,152
Expenses:
     Management and investment advisory fees..............................            786,145          1,361,808            998,539
     Custodian fees.......................................................              3,140            118,569              1,630
     Directors' expenses..................................................              3,065              3,083              3,207
     Other expenses.......................................................              2,313              3,287              1,062
                                                           Total  Expenses            794,663          1,486,747          1,004,438
                                    Net Investment Income (Operating Loss)          2,209,263          3,311,006          1,267,714

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions ( net of foreign taxes of $0, $25,432 and
$0, respectively).........................................................          8,802,101         36,949,186         11,215,780
     Foreign currency transactions........................................                  -            (37,593)                 -
     Futures contracts....................................................             (4,038)                 -                  -
Change in unrealized appreciation/depreciation of:
     Investments..........................................................          4,638,432         (5,615,924)       (21,655,979)
     Futures contracts....................................................             11,100                  -                  -
     Translation of assets and liabilities in foreign currencies..........                  -              2,523                  -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies         13,447,595         31,298,192        (10,440,199)
           Net Increase (Decrease) in Net Assets Resulting from Operations       $ 15,656,858       $ 34,609,198       $ (9,172,485)


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited

                                                                                                                  Government & High
                                                                              Equity Income       Equity Value       Quality Bond
                                                                                 Account            Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................        $ 2,380,355           $ 53,172                $ -
     Withholding tax on foreign dividends.................................            (81,223)                 -                  -
     Interest.............................................................            112,068              2,114          7,735,798
     Securities lending...................................................              3,438                207             16,643
                                                              Total Income          2,414,638             55,493          7,752,441
Expenses:
     Management and investment advisory fees..............................            324,178             18,259            685,281
     Custodian fees.......................................................             12,956              2,158              4,973
     Directors' expenses..................................................              2,614              2,473              3,143
     Other expenses.......................................................              1,016                 12              2,607
     Reverse repurchase agreement interest expense........................                  -                  -            223,837
                                                           Total  Expenses            340,764             22,902            919,841
     Less: Reimbursement from Manager ....................................                  -                  2                  -
                                                        Total Net Expenses                  -             22,900                  -
                                    Net Investment Income (Operating Loss)          2,073,874             32,593          6,832,600

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................          2,779,055             21,414         (2,105,673)
     Foreign currency transactions........................................              3,127                  -                  -
     Futures contracts....................................................                  -                  -            151,132
     Swap agreements......................................................                  -                  -             87,819
Change in unrealized appreciation/depreciation of:
     Investments..........................................................          1,710,263            100,384         (6,217,874)
     Futures contracts....................................................                  -                  -             30,508
     Swap agreements......................................................                  -                  -            348,789
     Translation of assets and liabilities in foreign currencies..........                990                  -                  -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies          4,493,435            121,798         (7,705,299)
           Net Increase (Decrease) in Net Assets Resulting from Operations        $ 6,567,309          $ 154,391         $ (872,699)


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited

                                                                                                 International
                                                                                                Emerging Markets    International
                                                                             Growth Account         Account        SmallCap Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................          $ 596,871        $ 1,465,577        $ 2,261,996
     Withholding tax on foreign dividends.................................                  -           (119,461)          (295,046)
     Interest.............................................................             74,317             38,271             46,891
     Securities lending...................................................              1,778             10,884              9,079
                                                              Total Income            672,966          1,395,271          2,022,920
Expenses:
     Management and investment advisory fees..............................            369,851            564,310            945,778
     Custodian fees.......................................................              1,833             81,018             59,530
     Directors' expenses..................................................              2,753              2,606              2,762
     Other expenses.......................................................                558              1,135              1,028
                                                           Total  Expenses            374,995            649,069          1,009,098
                                    Net Investment Income (Operating Loss)            297,971            746,202          1,013,822

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions ( net of foreign taxes of $0, $58,501 and
$0, respectively).........................................................          5,761,151          8,931,835         22,635,825
     Foreign currency transactions........................................                  -           (124,953)            (7,028)
Change in unrealized appreciation/depreciation of:
     Investments..........................................................         (4,418,025)        (2,129,386)        (4,456,018)
     Translation of assets and liabilities in foreign currencies..........                  -               (214)             6,639
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies          1,343,126          6,677,282         18,179,418
           Net Increase (Decrease) in Net Assets Resulting from Operations        $ 1,641,097        $ 7,423,484       $ 19,193,240


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited


                                                                             LargeCap Blend     LargeCap Growth     LargeCap Stock
                                                                                 Account         Equity Account     Index Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................        $ 1,387,870          $ 240,194        $ 1,734,160
     Interest.............................................................             20,807             20,858             39,334
     Securities lending...................................................             14,877                225              8,849
                                                              Total Income          1,423,554            261,277          1,782,343
Expenses:
     Management and investment advisory fees..............................            557,601            195,559            230,871
     Custodian fees.......................................................              4,997              4,770              5,660
     Directors' expenses..................................................              2,712              2,952              2,912
     Other expenses.......................................................                520                133              1,536
                                                           Total  Expenses            565,830            203,414            240,979
                                    Net Investment Income (Operating Loss)            857,724             57,863          1,541,364

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................          4,133,518            828,965            (21,337)
     Futures contracts....................................................            (17,951)           (24,845)           (23,239)
Change in unrealized appreciation/depreciation of:
     Investments..........................................................         (1,751,304)        (3,031,114)         3,104,102
     Futures contracts....................................................             (2,216)            30,516             42,925
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies          2,362,047         (2,196,478)         3,102,451
           Net Increase (Decrease) in Net Assets Resulting from Operations        $ 3,219,771       $ (2,138,615)       $ 4,643,815


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited

                                                                             LargeCap Value                         MidCap Growth
                                                                                 Account         MidCap Account        Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................        $ 1,623,476        $ 2,951,988          $ 339,621
     Interest.............................................................             52,089             74,137             11,834
     Securities lending...................................................              1,131             22,466              3,326
                                                              Total Income          1,676,696          3,048,591            354,781
Expenses:
     Management and investment advisory fees..............................            520,963          1,202,358            326,038
     Custodian fees.......................................................              1,524              4,716              1,686
     Directors' expenses..................................................              2,697              3,501              2,624
     Other expenses.......................................................                492              2,695                231
                                                           Total  Expenses            525,676          1,213,270            330,579
                                    Net Investment Income (Operating Loss)          1,151,020          1,835,321             24,202

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................          3,158,312         22,905,030          6,472,925
Change in unrealized appreciation/depreciation of:
     Investments..........................................................          2,084,050        (12,438,857)        (4,554,057)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies          5,242,362         10,466,173          1,918,868
           Net Increase (Decrease) in Net Assets Resulting from Operations        $ 6,393,382       $ 12,301,494        $ 1,943,070


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited

                                                                                                                      Principal
                                                                              MidCap Value        Money Market      LifeTime 2010
                                                                                 Account            Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates............................................                $ -                $ -          $ 395,079
     Dividends............................................................            958,705                  -                  -
     Interest.............................................................             33,374          3,488,348                  -
     Securities lending...................................................             23,911                  4                  -
                                                              Total Income          1,015,990          3,488,352            395,079
Expenses:
     Management and investment advisory fees..............................            629,380            355,261             10,191
     Custodian fees.......................................................              3,453              3,651                 43
     Directors' expenses..................................................              2,709              2,782              2,483
     Other expenses.......................................................                434                534                 38
                                                           Total  Expenses            635,976            362,228             12,755
                                    Net Investment Income (Operating Loss)            380,014          3,126,124            382,324

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................          6,225,596                  -                  -
     Investment transactions in affiliates................................                  -                  -                125
     Other investment companies...........................................                  -                  -            155,342
Change in unrealized appreciation/depreciation of:
     Investments..........................................................         (3,242,914)                 -                  -
     Investments in affiliates............................................                  -                  -           (157,449)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies          2,982,682                  -             (1,982)
           Net Increase (Decrease) in Net Assets Resulting from Operations        $ 3,362,696        $ 3,126,124          $ 380,342


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited


                                                                                                   Principal          Principal
                                                                           Principal LifeTime    LifeTime 2030      LifeTime 2040
                                                                              2020 Account          Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates............................................          $ 785,798           $ 99,762           $ 39,522
                                                              Total Income            785,798             99,762             39,522
Expenses:
     Management and investment advisory fees..............................             24,574              3,631              1,782
     Custodian fees.......................................................                 44                 44                 44
     Directors' expenses..................................................              2,484              2,846              2,476
     Other expenses.......................................................                 98                 15                  8
                                                           Total  Expenses             27,200              6,536              4,310
     Less: Reimbursement from Manager ....................................              1,118              1,793              2,419
                                                        Total Net Expenses             26,082              4,743              1,891
                                    Net Investment Income (Operating Loss)            759,716             95,019             37,631

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates................................                 10                325                 43
     Other investment companies...........................................            468,315             68,550             34,537
Change in unrealized appreciation/depreciation of:
     Investments in affiliates............................................           (150,071)           (36,253)           (13,915)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies            318,254             32,622             20,665
           Net Increase (Decrease) in Net Assets Resulting from Operations        $ 1,077,970          $ 127,641           $ 58,296


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited


                                                                                                   Principal
                                                                                                    LifeTime
                                                                           Principal LifeTime   Strategic Income     Real Estate
                                                                              2050 Account          Account       Securities Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates............................................           $ 19,340          $ 171,564                $ -
     Dividends............................................................                  -                  -          1,332,733
     Interest.............................................................                  -                  -             47,668
     Securities lending...................................................                  -                  -              1,025
                                                              Total Income             19,340            171,564          1,381,426
Expenses:
     Management and investment advisory fees..............................              1,040              4,600            859,231
     Custodian fees.......................................................                 44                 43              1,175
     Directors' expenses..................................................              2,476              2,476              2,861
     Other expenses.......................................................                  5                 19                759
                                                           Total  Expenses              3,565              7,138            864,026
     Less: Reimbursement from Manager ....................................              2,546              1,881                  -
                                                        Total Net Expenses              1,019              5,257                  -
                                    Net Investment Income (Operating Loss)             18,321            166,307            517,400

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................                  -                  -         15,492,333
     Investment transactions in affiliates................................                338                964                  -
     Other investment companies...........................................             20,300             47,230                  -
Change in unrealized appreciation/depreciation of:
     Investments..........................................................                  -                  -         11,924,095
     Investments in affiliates............................................            (10,742)           (46,772)                 -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies              9,896              1,422         27,416,428
           Net Increase (Decrease) in Net Assets Resulting from Operations           $ 28,217          $ 167,729       $ 27,933,828


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited

                                                                             Short-Term Bond                       SmallCap Growth
                                                                                 Account        SmallCap Account       Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................                $ -          $ 512,938           $ 70,344
     Interest.............................................................          2,252,030             33,428             23,864
     Securities lending...................................................                229             50,119             35,213
                                                              Total Income          2,252,259            596,485            129,421
Expenses:
     Management and investment advisory fees..............................            225,807            422,252            362,968
     Custodian fees.......................................................              4,762              2,417              4,220
     Directors' expenses..................................................              2,645              2,707              2,650
     Other expenses.......................................................              2,025              3,786                276
     Reverse repurchase agreement interest expense........................             89,803                  -                  -
                                                           Total  Expenses            325,042            431,162            370,114
                                    Net Investment Income (Operating Loss)          1,927,217            165,323           (240,693)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................           (183,182)         8,708,372          7,285,016
     Futures contracts....................................................            (64,115)                 -                  -
     Swap agreements......................................................            (33,452)                 -                  -
Change in unrealized appreciation/depreciation of:
     Investments..........................................................           (631,732)        (3,913,279)        (3,111,336)
     Swap agreements......................................................             (1,157)                 -                  -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies           (913,638)         4,795,093          4,173,680
           Net Increase (Decrease) in Net Assets Resulting from Operations        $ 1,013,579        $ 4,960,416        $ 3,932,987


See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
Six Months Ended June 30, 2006 (unaudited


                                                                                                                    SmallCap Value
                                                                                                                       Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends...................................................................................................         $ 956,767
     Interest....................................................................................................            53,477
     Securities lending..........................................................................................            59,603
                                                                                                     Total Income         1,069,847
Expenses:
     Management and investment advisory fees.....................................................................           781,263
     Custodian fees..............................................................................................             5,287
     Directors' expenses.........................................................................................             6,835
     Other expenses..............................................................................................             1,901
                                                                                                  Total  Expenses           795,286
                                                                           Net Investment Income (Operating Loss)           274,561

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.....................................................................................         7,795,870
     Futures contracts...........................................................................................           391,333
Change in unrealized appreciation/depreciation of:
     Investments.................................................................................................         3,455,718
     Futures contracts...........................................................................................           156,044
                                    Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies        11,798,965
                                                  Net Increase (Decrease) in Net Assets Resulting from Operations      $ 12,073,526


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                   (unaudited)


                                                                      Asset Allocation Account              Balanced Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................       $ 967,465      $ 1,519,609      $ 1,387,824     $ 2,633,734
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................       1,666,792        4,842,315        4,747,108       5,939,588
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .        (332,599)        (925,614)      (3,494,231)       (811,435)
  Net Increase (Decrease) in Net Assets Resulting from Operations       2,301,658        5,436,310        2,640,701       7,761,887

Dividends and Distributions to Shareholders
From net investment income.......................................        (771,523)      (1,632,761)      (2,783,071)     (3,095,662)
From net realized gain on investments and foreign currency
transactions.....................................................      (1,354,642)               -                -               -
                                Total Dividends and Distributions      (2,126,165)      (1,632,761)      (2,783,071)     (3,095,662)

Capital Share Transactions
Shares sold......................................................       3,679,440        6,551,874        2,391,131       5,273,973
Shares issued in reinvestment of dividends and distributions.....       2,126,165        1,632,761        2,783,071       3,095,662
Shares redeemed..................................................      (9,069,388)     (14,481,464)     (12,454,544)    (22,656,490)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      (3,263,783)      (6,296,829)      (7,280,342)    (14,286,855)
                                        Total Increase (Decrease)      (3,088,290)      (2,493,280)      (7,422,712)     (9,620,630)

Net Assets
Beginning of period..............................................     100,637,258      103,130,538      116,927,248     126,547,878
End of period (including undistributed net investment income as
set forth below).................................................    $ 97,548,968    $ 100,637,258    $ 109,504,536   $ 116,927,248
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................       $ 730,372        $ 725,494      $ 1,275,544     $ 2,621,746


Increase (Decrease) in Capital Shares
Shares sold......................................................         285,153          537,001          159,278         369,913
Shares issued in reinvestment of dividends and distributions.....         166,889          137,322          187,286         222,870
Shares redeemed..................................................        (704,267)      (1,193,316)        (827,620)     (1,585,466)

Net Increase (Decrease)..........................................        (252,225)        (518,993)        (481,056)       (992,683)


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited

                                                                            Bond Account                 Capital Value Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................     $ 8,325,009     $ 12,902,805      $ 2,209,263     $ 4,195,265
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................      (2,296,261)        (603,452)       8,798,063      23,468,099
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .      (8,428,123)      (4,664,914)       4,649,532     (10,798,361)
  Net Increase (Decrease) in Net Assets Resulting from Operations      (2,399,375)       7,634,439       15,656,858      16,865,003

Dividends and Distributions to Shareholders
From net investment income.......................................     (13,845,215)     (13,174,369)      (4,194,636)        (30,727)
From net realized gain on investments and foreign currency
transactions.....................................................               -                -      (22,165,642)              -
                                Total Dividends and Distributions     (13,845,215)     (13,174,369)     (26,360,278)        (30,727)

Capital Share Transactions
Shares sold......................................................      48,859,266       69,952,301       12,393,382      16,396,386
Shares issued in reinvestment of dividends and distributions.....      13,845,215       13,174,369       26,360,278          30,727
Shares redeemed..................................................     (18,071,146)     (26,227,414)     (23,317,126)    (40,350,974)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      44,633,335       56,899,256       15,436,534     (23,923,861)
                                        Total Increase (Decrease)      28,388,745       51,359,326        4,733,114      (7,089,585)

Net Assets
Beginning of period..............................................     338,043,816      286,684,490      258,490,061     265,579,646
End of period (including undistributed net investment income as
set forth below).................................................   $ 366,432,561    $ 338,043,816    $ 263,223,175   $ 258,490,061
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................     $ 7,486,528     $ 12,817,840      $ 2,209,263     $ 4,195,034


Increase (Decrease) in Capital Shares
Shares sold......................................................       4,215,045        5,862,936          368,635         492,747
Shares issued in reinvestment of dividends and distributions.....       1,197,682        1,115,527          819,915             952
Shares redeemed..................................................      (1,555,270)      (2,193,887)        (693,352)     (1,219,452)

Net Increase (Decrease)..........................................       3,857,457        4,784,576          495,198        (725,753)


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited


                                                                  Diversified International Account      Equity Growth Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................     $ 3,311,006      $ 3,137,068      $ 1,267,714         $ 2,902
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................      36,911,593       33,353,340       11,215,780      17,326,849
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .      (5,613,401)      19,250,887      (21,655,979)      1,710,430
  Net Increase (Decrease) in Net Assets Resulting from Operations      34,609,198       55,741,295       (9,172,485)     19,040,181

Dividends and Distributions to Shareholders
From net investment income.......................................      (3,988,130)      (2,532,765)          (3,152)              -
From net realized gain on investments and foreign currency
transactions.....................................................      (9,155,847)               -                -               -
                                Total Dividends and Distributions     (13,143,977)      (2,532,765)          (3,152)              -

Capital Share Transactions
Shares sold......................................................      23,945,544       31,714,569        4,452,330       8,137,039
Shares issued in reinvestment of dividends and distributions.....      13,143,977        2,532,765            3,152               -
Shares redeemed..................................................     (17,404,317)     (20,561,829)     (19,452,631)    (33,685,342)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      19,685,204       13,685,505      (14,997,149)    (25,548,303)
                                        Total Increase (Decrease)      41,150,425       66,894,035      (24,172,786)     (6,508,122)

Net Assets
Beginning of period..............................................     293,647,093      226,753,058      274,191,746     280,699,868
End of period (including undistributed net investment income as
set forth below).................................................   $ 334,797,518    $ 293,647,093    $ 250,018,960   $ 274,191,746
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................     $ 2,215,778      $ 2,932,214      $ 1,267,464         $ 2,902


Increase (Decrease) in Capital Shares
Shares sold......................................................       1,334,076        2,176,028          259,082         507,069
Shares issued in reinvestment of dividends and distributions.....         762,412          187,751              181               -
Shares redeemed..................................................        (974,732)      (1,407,442)      (1,132,718)     (2,108,912)

Net Increase (Decrease)..........................................       1,121,756          956,337         (873,455)     (1,601,843)


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited


                                                                        Equity Income Account             Equity Value Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................     $ 2,073,874      $ 2,431,947         $ 32,593        $ 36,844
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................       2,782,182        4,014,497           21,414         103,595
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .       1,711,253         (972,518)         100,384         (21,898)
  Net Increase (Decrease) in Net Assets Resulting from Operations       6,567,309        5,473,926          154,391         118,541

Dividends and Distributions to Shareholders
From net investment income.......................................      (2,452,714)         (50,388)               -         (36,675)
From net realized gain on investments and foreign currency
transactions.....................................................               -                -          (15,242)        (98,717)
                                Total Dividends and Distributions      (2,452,714)         (50,388)         (15,242)       (135,392)

Capital Share Transactions
Shares sold......................................................      33,554,628       44,896,016        1,078,421       1,565,422
Shares issued in reinvestment of dividends and distributions.....       2,452,714           50,388            6,543          47,632
Shares redeemed..................................................      (6,080,257)      (3,452,789)         (13,361)        (87,978)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      29,927,085       41,493,615        1,071,603       1,525,076
                                        Total Increase (Decrease)      34,041,680       46,917,153        1,210,752       1,508,225

Net Assets
Beginning of period..............................................      91,488,956       44,571,803        3,721,557       2,213,332
End of period (including undistributed net investment income as
set forth below).................................................   $ 125,530,636     $ 91,488,956      $ 4,932,309     $ 3,721,557
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................     $ 2,076,409      $ 2,452,122         $ 32,593           $ 325


Increase (Decrease) in Capital Shares
Shares sold......................................................       3,323,266        4,774,251           94,265         140,346
Shares issued in reinvestment of dividends and distributions.....         248,754            5,643              588           4,280
Shares redeemed..................................................        (600,312)        (369,598)          (1,177)         (7,883)

Net Increase (Decrease)..........................................       2,971,708        4,410,296           93,676         136,743


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                   Government & High Quality Bond
                                                                               Account                       Growth Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................     $ 6,832,600     $ 12,629,352        $ 297,971       $ 329,054
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................      (1,866,722)      (2,019,050)       5,761,151      (1,351,694)
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .      (5,838,577)      (4,112,508)      (4,418,025)     15,419,015
  Net Increase (Decrease) in Net Assets Resulting from Operations        (872,699)       6,497,794        1,641,097      14,396,375

Dividends and Distributions to Shareholders
From net investment income.......................................     (12,738,258)     (14,340,475)        (328,179)       (915,239)
                                Total Dividends and Distributions     (12,738,258)     (14,340,475)        (328,179)       (915,239)

Capital Share Transactions
Shares sold......................................................      13,825,548       26,672,808        3,740,032       4,779,660
Shares issued in reinvestment of dividends and distributions.....      12,738,258       14,340,475          328,179         915,239
Shares redeemed..................................................     (26,740,397)     (51,156,942)     (10,776,215)    (29,878,237)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions        (176,591)     (10,143,659)      (6,708,004)    (24,183,338)
                                        Total Increase (Decrease)     (13,787,548)     (17,986,340)      (5,395,086)    (10,702,202)

Net Assets
Beginning of period..............................................     316,047,443      334,033,783      124,254,046     134,956,248
End of period (including undistributed net investment income as
set forth below).................................................   $ 302,259,895    $ 316,047,443    $ 118,858,960   $ 124,254,046
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................     $ 6,868,940     $ 12,744,647        $ 297,971       $ 328,322


Increase (Decrease) in Capital Shares
Shares sold......................................................       1,257,404        2,365,452          273,064         383,723
Shares issued in reinvestment of dividends and distributions.....       1,168,648        1,284,031           24,167          78,026
Shares redeemed..................................................      (2,439,636)      (4,532,042)        (789,155)     (2,417,540)

Net Increase (Decrease)..........................................         (13,584)        (882,559)        (491,924)     (1,955,791)


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                   International Emerging Markets
                                                                               Account               International SmallCap Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................       $ 746,202        $ 809,995      $ 1,013,822       $ 731,825
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................       8,806,882       11,127,496       22,628,797      23,660,534
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .      (2,129,600)       5,858,765       (4,449,379)      7,170,725
  Net Increase (Decrease) in Net Assets Resulting from Operations       7,423,484       17,796,256       19,193,240      31,563,084

Dividends and Distributions to Shareholders
From net investment income.......................................               -         (650,749)        (861,761)       (619,002)
From net realized gain on investments and foreign currency
transactions.....................................................      (2,793,742)     (11,687,289)     (23,616,884)     (1,108,232)
                                Total Dividends and Distributions      (2,793,742)     (12,338,038)     (24,478,645)     (1,727,234)

Capital Share Transactions
Shares sold......................................................      19,907,966       23,283,025       14,757,003      22,147,383
Shares issued in reinvestment of dividends and distributions.....       2,793,742       12,338,038       24,478,645       1,727,234
Shares redeemed..................................................      (6,576,146)     (12,942,863)     (15,215,674)    (10,089,670)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      16,125,562       22,678,200       24,019,974      13,784,947
                                        Total Increase (Decrease)      20,755,304       28,136,418       18,734,569      43,620,797

Net Assets
Beginning of period..............................................      71,638,896       43,502,478      143,454,186      99,833,389
End of period (including undistributed net investment income as
set forth below).................................................    $ 92,394,200     $ 71,638,896    $ 162,188,755   $ 143,454,186
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................       $ 571,339        $ (41,309)       $ 814,495       $ 670,032


Increase (Decrease) in Capital Shares
Shares sold......................................................       1,117,652        1,508,448          661,157       1,175,369
Shares issued in reinvestment of dividends and distributions.....         162,995          812,091        1,194,080          96,818
Shares redeemed..................................................        (387,606)        (790,035)        (697,610)       (529,445)

Net Increase (Decrease)..........................................         893,041        1,530,504        1,157,627         742,742


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                       LargeCap Blend Account        LargeCap Growth Equity Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................       $ 857,724      $ 1,037,738         $ 57,863        $ 57,709
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................       4,115,567        4,281,033          804,120         965,654
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .      (1,753,520)         355,046       (3,000,598)        123,867
  Net Increase (Decrease) in Net Assets Resulting from Operations       3,219,771        5,673,817       (2,138,615)      1,147,230

Dividends and Distributions to Shareholders
From net investment income.......................................      (1,038,059)         (12,083)            (795)        (55,234)
From net realized gain on investments and foreign currency
transactions.....................................................      (4,254,931)        (378,031)               -               -
                                Total Dividends and Distributions      (5,292,990)        (390,114)            (795)        (55,234)

Capital Share Transactions
Shares sold......................................................      25,847,911       41,291,795        7,916,370       9,441,311
Shares issued in reinvestment of dividends and distributions.....       5,292,990          390,114              795          55,234
Shares redeemed..................................................      (2,959,099)      (2,643,959)      (1,677,020)     (4,855,554)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      28,181,802       39,037,950        6,240,145       4,640,991
                                        Total Increase (Decrease)      26,108,583       44,321,653        4,100,735       5,732,987

Net Assets
Beginning of period..............................................     135,072,477       90,750,824       36,911,889      31,178,902
End of period (including undistributed net investment income as
set forth below).................................................   $ 161,181,060    $ 135,072,477     $ 41,012,624    $ 36,911,889
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................       $ 857,382      $ 1,037,717         $ 57,863         $ 1,154


Increase (Decrease) in Capital Shares
Shares sold......................................................       2,317,179        3,826,199        1,681,394       2,051,003
Shares issued in reinvestment of dividends and distributions.....         486,041           37,119              166          11,483
Shares redeemed..................................................        (263,968)        (244,204)        (354,676)     (1,081,180)

Net Increase (Decrease)..........................................       2,539,252        3,619,114        1,326,884         981,306

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)



                                                                    LargeCap Stock Index Account         LargeCap Value Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................     $ 1,541,364      $ 2,507,461      $ 1,151,020     $ 1,488,400
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................         (44,576)         294,908        3,158,312       2,634,112
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .       3,147,027        4,856,257        2,084,050       1,527,850
  Net Increase (Decrease) in Net Assets Resulting from Operations       4,643,815        7,658,626        6,393,382       5,650,362

Dividends and Distributions to Shareholders
From net investment income.......................................      (2,507,163)         (40,722)      (1,487,505)        (11,764)
From net realized gain on investments and foreign currency
transactions.....................................................               -                -       (2,633,532)       (480,937)
                                Total Dividends and Distributions      (2,507,163)         (40,722)      (4,121,037)       (492,701)

Capital Share Transactions
Shares sold......................................................      20,254,262      402,288,542       27,860,926      38,996,866
Shares issued in reinvestment of dividends and distributions.....       2,507,163           40,722        4,121,037         492,701
Shares redeemed..................................................     (15,706,365)     (27,040,858)      (3,794,660)     (3,147,207)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions       7,055,060       13,288,406       28,187,303      36,342,360
                                        Total Increase (Decrease)       9,191,712       20,906,310       30,459,648      41,500,021

Net Assets
Beginning of period..............................................     179,143,046      158,236,736      122,220,922      80,720,901
End of period (including undistributed net investment income as
set forth below).................................................   $ 188,334,758    $ 179,143,046    $ 152,680,570   $ 122,220,922
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................     $ 1,540,818      $ 2,506,617      $ 1,151,020     $ 1,487,947


Increase (Decrease) in Capital Shares
Shares sold......................................................       2,167,885        4,578,581        2,192,990       3,241,500
Shares issued in reinvestment of dividends and distributions.....         273,708            4,730          333,958          42,111
Shares redeemed..................................................      (1,679,550)      (3,077,047)        (298,717)       (261,113)

Net Increase (Decrease)..........................................         762,043        1,506,264        2,228,231       3,022,498


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)



                                                                           MidCap Account                MidCap Growth Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................     $ 1,835,321      $ 4,495,924         $ 24,202       $ (93,922)
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................      22,905,030       51,233,120        6,472,925       7,887,930
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .     (12,438,857)     (19,943,847)      (4,554,057)        380,750
  Net Increase (Decrease) in Net Assets Resulting from Operations      12,301,494       35,785,197        1,943,070       8,174,758

Dividends and Distributions to Shareholders
From net investment income.......................................      (4,495,466)         (13,912)               -               -
From net realized gain on investments and foreign currency
transactions.....................................................     (51,130,156)      (6,586,201)      (1,912,747)              -
                                Total Dividends and Distributions     (55,625,622)      (6,600,113)      (1,912,747)              -

Capital Share Transactions
Shares sold......................................................      20,108,949       32,862,248        6,624,299       6,977,807
Shares issued in reinvestment of dividends and distributions.....      55,625,622        6,600,113        1,912,747               -
Shares redeemed..................................................     (30,684,037)     (43,139,578)      (4,404,312)     (6,355,875)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      45,050,534       (3,677,217)       4,132,734         621,932
                                        Total Increase (Decrease)       1,726,406       25,507,867        4,163,057       8,796,690

Net Assets
Beginning of period..............................................     420,811,644      395,303,777       68,470,760      59,674,070
End of period (including undistributed net investment income as
set forth below).................................................   $ 422,538,050    $ 420,811,644     $ 72,633,817    $ 68,470,760
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................     $ 1,835,321      $ 4,495,924         $ 24,202             $ -


Increase (Decrease) in Capital Shares
Shares sold......................................................         509,739          822,254          576,500         679,168
Shares issued in reinvestment of dividends and distributions.....       1,473,136          172,417          165,749               -
Shares redeemed..................................................        (778,763)      (1,077,343)        (387,009)       (625,145)

Net Increase (Decrease)..........................................       1,204,112          (82,672)         355,240          54,023


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                        MidCap Value Account              Money Market Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................       $ 380,014        $ 301,587      $ 3,126,124     $ 3,767,623
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................       6,225,596       12,350,664                -               -
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .      (3,242,914)      (2,671,959)               -               -
  Net Increase (Decrease) in Net Assets Resulting from Operations       3,362,696        9,980,292        3,126,124       3,767,623

Dividends and Distributions to Shareholders
From net investment income.......................................        (301,429)               -       (3,126,124)     (3,767,623)
From net realized gain on investments and foreign currency
transactions.....................................................     (12,315,323)      (2,039,170)               -               -
                                Total Dividends and Distributions     (12,616,752)      (2,039,170)      (3,126,124)     (3,767,623)

Capital Share Transactions
Shares sold......................................................      17,825,466       30,624,700       80,468,386     138,308,790
Shares issued in reinvestment of dividends and distributions.....      12,616,752        2,039,170        3,126,124       3,767,623
Shares redeemed..................................................      (8,652,138)      (6,334,036)     (73,286,091)   (131,976,296)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      21,790,080       26,329,834       10,308,419      10,100,117
                                        Total Increase (Decrease)      12,536,024       34,270,956       10,308,419      10,100,117

Net Assets
Beginning of period..............................................     112,436,561       78,165,605      150,653,430     140,553,313
End of period (including undistributed net investment income as
set forth below).................................................   $ 124,972,585    $ 112,436,561    $ 160,961,849   $ 150,653,430
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................       $ 380,014        $ 301,587              $ -             $ -


Increase (Decrease) in Capital Shares
Shares sold......................................................       1,136,386        1,970,296       80,468,386     138,308,790
Shares issued in reinvestment of dividends and distributions.....         818,738          136,308        3,126,124       3,767,623
Shares redeemed..................................................        (551,238)        (403,416)     (73,286,091)   (131,976,296)

Net Increase (Decrease)..........................................       1,403,886        1,703,188       10,308,419      10,100,117


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                   Principal LifeTime 2010 Account  Principal LifeTime 2020 Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................       $ 382,324          $ 9,250        $ 759,716        $ (8,851)
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................         155,467               72          468,325             174
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .        (157,449)         333,742         (150,071)        886,995
  Net Increase (Decrease) in Net Assets Resulting from Operations         380,342          343,064        1,077,970         878,318

Dividends and Distributions to Shareholders
From net investment income.......................................          (9,319)             (24)               -             (31)
From net realized gain on investments and foreign currency
transactions.....................................................            (130)            (109)               -            (118)
                                Total Dividends and Distributions          (9,449)            (133)               -            (149)

Capital Share Transactions
Shares sold......................................................       7,456,201       12,727,015       27,302,039      26,082,649
Shares issued in reinvestment of dividends and distributions.....           9,442               51                -              54
Shares redeemed..................................................        (325,841)        (150,862)        (336,461)       (222,869)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions       7,139,802       12,576,204       26,965,578      25,859,834
                                        Total Increase (Decrease)       7,510,695       12,919,135       28,043,548      26,738,003

Net Assets
Beginning of period..............................................      12,929,978           10,843       26,753,137          15,134
End of period (including undistributed net investment income as
set forth below).................................................    $ 20,440,673     $ 12,929,978     $ 54,796,685    $ 26,753,137
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................       $ 382,255          $ 9,250        $ 759,716             $ -


Increase (Decrease) in Capital Shares
Shares sold......................................................         640,706        1,149,668        2,268,256       2,321,670
Shares issued in reinvestment of dividends and distributions.....             817                5                -               5
Shares redeemed..................................................         (28,133)         (13,572)         (27,808)        (19,645)

Net Increase (Decrease)..........................................         613,390        1,136,101        2,240,448       2,302,030


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                   Principal LifeTime 2030 Account  Principal LifeTime 2040 Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................        $ 95,019          $ 1,030         $ 37,631           $ 889
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          68,875              404           34,580             390
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .         (36,253)         124,970          (13,915)         87,601
  Net Increase (Decrease) in Net Assets Resulting from Operations         127,641          126,404           58,296          88,880

Dividends and Distributions to Shareholders
From net investment income.......................................          (1,065)            (289)            (903)           (261)
From net realized gain on investments and foreign currency
transactions.....................................................            (492)          (1,086)            (452)           (879)
                                Total Dividends and Distributions          (1,557)          (1,375)          (1,355)         (1,140)

Capital Share Transactions
Shares sold......................................................       4,887,837        3,801,490        2,351,243       1,794,442
Shares issued in reinvestment of dividends and distributions.....           1,553            1,300            1,348           1,070
Shares redeemed..................................................        (331,957)        (161,399)        (239,850)       (136,737)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions       4,557,433        3,641,391        2,112,741       1,658,775
                                        Total Increase (Decrease)       4,683,517        3,766,420        2,169,682       1,746,515

Net Assets
Beginning of period..............................................       3,917,775          151,355        1,893,385         146,870
End of period (including undistributed net investment income as
set forth below).................................................     $ 8,601,292      $ 3,917,775      $ 4,063,067     $ 1,893,385
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................        $ 94,984          $ 1,030         $ 37,616           $ 888


Increase (Decrease) in Capital Shares
Shares sold......................................................         406,112          337,240          191,621         159,027
Shares issued in reinvestment of dividends and distributions.....             131              121              111              98
Shares redeemed..................................................         (27,328)         (14,316)         (19,564)        (12,138)

Net Increase (Decrease)..........................................         378,915          323,045          172,168         146,987


See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                                                      Principal LifeTime Strategic
                                                                   Principal LifeTime 2050 Account           Income Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................        $ 18,321            $ 346        $ 166,307        $ 12,752
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          20,638              109           48,194           3,329
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .         (10,742)          34,605          (46,772)        144,135
  Net Increase (Decrease) in Net Assets Resulting from Operations          28,217           35,060          167,729         160,216

Dividends and Distributions to Shareholders
From net investment income.......................................            (350)            (138)         (12,800)            (31)
From net realized gain on investments and foreign currency
transactions.....................................................            (114)            (439)          (3,292)           (138)
                                Total Dividends and Distributions            (464)            (577)         (16,092)           (169)

Capital Share Transactions
Shares sold......................................................       1,764,659        1,053,091        4,695,662       5,380,115
Shares issued in reinvestment of dividends and distributions.....             459              505           16,061              19
Shares redeemed..................................................        (244,090)         (15,992)        (568,322)        (87,378)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions       1,521,028        1,037,604        4,143,401       5,292,756
                                        Total Increase (Decrease)       1,548,781        1,072,087        4,295,038       5,452,803

Net Assets
Beginning of period..............................................       1,160,328           88,241        5,463,480          10,677
End of period (including undistributed net investment income as
set forth below).................................................     $ 2,709,109      $ 1,160,328      $ 9,758,518     $ 5,463,480
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................        $ 18,317            $ 346        $ 166,259        $ 12,752


Increase (Decrease) in Capital Shares
Shares sold......................................................         142,989           91,325          417,330         501,534
Shares issued in reinvestment of dividends and distributions.....              38               46            1,438               2
Shares redeemed..................................................         (19,943)          (1,421)         (50,325)         (8,065)

Net Increase (Decrease)..........................................         123,084           89,950          368,443         493,471



See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                   Real Estate Securities Account       Short-Term Bond Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................       $ 517,400      $ 3,400,216      $ 1,927,217     $ 2,196,935
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................      15,492,333        9,657,799         (280,749)       (536,715)
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .      11,924,095       11,126,569         (632,889)       (369,946)
  Net Increase (Decrease) in Net Assets Resulting from Operations      27,933,828       24,184,584        1,013,579        1,290,274

Dividends and Distributions to Shareholders
From net investment income.......................................      (3,400,900)         (35,227)      (2,291,558)     (1,069,437)
From net realized gain on investments and foreign currency
transactions.....................................................      (9,642,869)      (1,314,042)               -               -
                                Total Dividends and Distributions     (13,043,769)      (1,349,269)      (2,291,558)     (1,069,437)

Capital Share Transactions
Shares sold......................................................      19,157,906       29,133,074       24,058,521      37,274,855
Shares issued in reinvestment of dividends and distributions.....      13,043,769        1,349,269        2,291,558       1,069,437
Shares redeemed..................................................     (17,560,572)     (20,417,667)      (7,672,574)    (10,984,418)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions      14,641,103       10,064,676       18,677,505      27,359,874
                                        Total Increase (Decrease)      29,531,162       32,899,991       17,399,526      27,580,711

Net Assets
Beginning of period..............................................     178,922,205      146,022,214       83,822,116      56,241,405
End of period (including undistributed net investment income as
set forth below).................................................   $ 208,453,367    $ 178,922,205    $ 101,221,642    $ 83,822,116
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................       $ 516,548      $ 3,400,048      $ 1,939,212     $ 2,285,909


Increase (Decrease) in Capital Shares
Shares sold......................................................         898,631        1,583,463        2,420,159       3,719,912
Shares issued in reinvestment of dividends and distributions.....         645,412           81,625          232,409         107,806
Shares redeemed..................................................        (827,242)      (1,110,959)        (772,001)     (1,096,539)

Net Increase (Decrease)..........................................         716,801          554,129        1,880,567       2,731,179



See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                          SmallCap Account              SmallCap Growth Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2006         2005        June 30, 2006        2005
Operations
Net investment income (operating loss)...........................       $ 165,323        $ 154,435       $ (240,693)     $ (479,719)
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................       8,708,372        7,170,805        7,285,016       8,409,276
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .      (3,913,279)      (1,109,022)      (3,111,336)     (3,781,803)
  Net Increase (Decrease) in Net Assets Resulting from Operations       4,960,416        6,216,218        3,932,987       4,147,754

Dividends and Distributions to Shareholders
From net investment income.......................................        (153,862)         (18,034)               -               -
From net realized gain on investments and foreign currency
transactions.....................................................      (6,243,826)               -                -               -
                                Total Dividends and Distributions      (6,397,688)         (18,034)               -               -

Capital Share Transactions
Shares sold......................................................       5,332,652       10,547,394        6,808,523       6,361,553
Shares issued in reinvestment of dividends and distributions.....       6,397,688           18,034                -               -
Shares redeemed..................................................      (6,244,499)      (7,403,019)      (4,726,908)     (7,306,890)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions       5,485,841        3,162,409        2,081,615        (945,337)
                                        Total Increase (Decrease)       4,048,569        9,360,593        6,014,602       3,202,417

Net Assets
Beginning of period..............................................      94,475,932       85,115,339       66,655,747      63,453,330
End of period (including undistributed net investment income as
set forth below).................................................    $ 98,524,501     $ 94,475,932     $ 72,670,349    $ 66,655,747
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................       $ 165,322        $ 154,435       $ (240,693)            $ -


Increase (Decrease) in Capital Shares
Shares sold......................................................         514,333        1,090,726          636,913         682,710
Shares issued in reinvestment of dividends and distributions.....         630,936            1,925                -               -
Shares redeemed..................................................        (608,670)        (759,019)        (442,150)       (790,468)

Net Increase (Decrease)..........................................         536,599          333,632          194,763        (107,758)



See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
(unaudited)


                                                                                                         SmallCap Value Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Period Ended     Year Ended
                                                                                                                      December 31,
                                                                                                     June 30, 2006        2005
Operations
Net investment income (operating loss).............................................................       $ 274,561       $ 448,733
Net realized gain (loss) from investment transactions and foreign currency transactions............       8,187,203      14,634,506
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies .................................................................       3,611,762      (7,631,565)
                                    Net Increase (Decrease) in Net Assets Resulting from Operations      12,073,526       7,451,674

Dividends and Distributions to Shareholders
From net investment income.........................................................................        (448,006)        (52,768)
From net realized gain on investments and foreign currency transactions............................     (14,631,615)     (1,523,183)
                                                                  Total Dividends and Distributions     (15,079,621)     (1,575,951)

Capital Share Transactions
Shares sold........................................................................................      19,709,319      28,723,909
Shares issued in reinvestment of dividends and distributions.......................................      15,079,621       1,575,951
Shares redeemed....................................................................................     (14,247,790)    (11,346,511)
                              Net Increase (Decrease) in Net Assets from Capital Share Transactions      20,541,150      18,953,349
                                                                          Total Increase (Decrease)      17,535,055      24,829,072

Net Assets
Beginning of period................................................................................     132,035,121     107,206,049
End of period (including undistributed net investment income as set forth below)...................   $ 149,570,176   $ 132,035,121
Undistributed (Overdistributed) Net Investment Income (Operating Loss).............................       $ 274,875       $ 448,320


Increase (Decrease) in Capital Shares
Shares sold........................................................................................       1,125,754       1,706,640
Shares issued in reinvestment of dividends and distributions.......................................         894,933          97,221
Shares redeemed....................................................................................        (809,880)       (674,930)

Net Increase (Decrease)............................................................................       1,210,807       1,128,931


See accompanying notes.

                          NOTES TO FINANCIAL STATEMENTS

                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            June 30, 2006 (unaudited)


1.  Organization

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2006, the Fund consists of 31 accounts (Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Diversified International Account, Equity Growth Account, Equity Income Account, Equity Value Account, Government & High Quality Bond Account, Growth Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, MidCap Account, MidCap Growth Account, MidCap Value Account, Money Market Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, Short-Term Bond Account, SmallCap Account, SmallCap Growth Account, and SmallCap Value Account), known as the "Accounts".

Effective May 1, 2005, International Account changed its name to Diversified International Account.

Effective November 19, 2005, Government Securities Fund and Limited Term Bond Account changed their names to Government & High Quality Bond Account and Short-Term Bond Account, respectively.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the "Principal LifeTime Accounts") invest in combinations of other series of Principal Variable Contracts Fund, Inc. (the "Underlying Accounts"). Investments in the Underlying Accounts are valued at the closing net asset value per share of each Underlying Account on the day of valuation.

The Accounts (with the exception of Money Market Account and the Principal LifeTime Accounts) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account's net asset value are ordinarily not reflected in the account's net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account's net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national
U.S. holidays, each account's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.




2.  Significant Accounting Policies (Continued)

Short-term securities are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.


Expenses. Expenses directly attributed to an account are charged to that account. Other account expenses not directly attributed to an account are apportioned among the funds managed by Principal Management Corporation. Expenses included in the statements of operations of the Principal LifeTime Accounts reflect the expenses of each Principal LifeTime Account and do not include any expenses associated with the Underlying Accounts.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.


Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of Indian securities held by the Accounts are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on Indian securities. At June 30, 2006, Diversified International Account had a foreign tax refund receivable of $3,193, no deferred tax liability, and no capital loss carryforward, and International Emerging Markets Account had a foreign tax refund receivable of $9,573, no deferred tax liability, and no capital loss carryforward , relating to Indian securities.

3.  Operating Policies


Futures Contracts. The Accounts (with the exception of Money Market Account) may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.


Indemnification. Under the Fund's by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At June 30, 2006, International Emerging Markets Account had outstanding borrowing of $335,000 at an annual rate of 5.76% under the line of credit. No other Accounts had outstanding borrowing under the line of credit.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by country-regionU.S. government or U.S. government agency securities. When repurchase agreement investments are made as part of the Account's securities lending program, the collateral is in the possession of the Account's lending agent or third party agent. The collateral is evaluated daily by the lending agent to ensure the value is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event of default on the obligation to repurchase, the account has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the account could experience delays in the realization of the collateral.


Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Reverse Repurchase Agreements. Certain of the Accounts may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Accounts sell securities and agree to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Accounts, and are subject to the Accounts restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the Accounts and involve risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral (in the form of country-regionU.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and during the period of the loan maintain collateral in an amount not less than 100% of the market value of the loaned securities. Cash collateral received is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Although risk is mitigated by the collateral, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2006, the Accounts had securities on loan as follows:



                                            Market Value  Collateral Value
Balanced Account                            $9,762,000        $9,923,000
Bond Account                                48,065,000        48,847,000
Capital Value Account                       12,364,000        12,589,000
Diversified International Account            2,653,000         2,672,000
Equity Growth Account                       43,632,000        44,577,000
Equity Income Account                       12,255,000        12,483,000
Equity Value Account                           277,000           284,000
Government & High Quality Bond Account      40,077,000        40,671,000
Growth Account                              10,411,000        10,527,000
International Emerging Markets Account       5,316,000         5,413,000
International SmallCap Account               1,705,000         1,732,000
LargeCap Blend Account                      11,786,000        12,040,000
LargeCap Growth Equity Account               3,544,000         3,613,000
LargeCap Stock Index Account                18,271,000        18,677,000
LargeCap Value  Account                      6,520,000         6,718,000
MidCap Account                              41,449,000        42,838,000
MidCap Growth Account                        9,261,000         9,423,000
MidCap Value Account                        17,896,000        18,243,000
Real Estate Securities Account               4,700,000         4,769,000
Short-Term Bond Account                      1,549,000         1,583,000
SmallCap Account                            19,248,000        19,453,000
SmallCap Growth Account                     16,722,000        17,154,000
SmallCap Value Account                      40,442,000        41,315,000

Swap Agreements. Certain of the Accounts may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.


Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Accounts will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.

Details of swap agreements open at period end are included in the Accounts' schedules of investments.

4.  Management Agreement and Transactions with Affiliates


Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rates used in this calculation are as follows:


                                                            Net Assets of Accounts (in millions)
                                                                                                        Over
                                             First $100    Next $100     Next $100     Next $100        $400
Asset Allocation Account                        0.80 %        0.75 %        0.70 %        0.65 %        0.60 %
Balanced Account                                0.60          0.55          0.50          0.45          0.40
Bond Account                                    0.50          0.45          0.40          0.35          0.30
Equity Growth Account                           0.80          0.75          0.70          0.65          0.60
Equity Income Account                           0.60          0.55          0.50          0.45          0.40
Government & High Quality Bond Account          0.50          0.45          0.40          0.35          0.30
International SmallCap Account                  1.20          1.15          1.10          1.05          1.00
MidCap Account                                  0.65          0.60          0.55          0.50          0.45
MidCap Growth Account                           0.90          0.85          0.80          0.75          0.70
Money Market Account                            0.50          0.45          0.40          0.35          0.30
Real Estate Securities Account                  0.90          0.85          0.80          0.75          0.70
Short-Term Bond Account                         0.50          0.45          0.40          0.35          0.30
SmallCap Account                                0.85          0.80          0.75          0.70          0.65
SmallCap Growth Account                         1.00          0.95          0.90          0.85          0.80
SmallCap Value Account                          1.10          1.05          1.00          0.95          0.90

                                                    Net Assets of Accounts (in millions)
                                                                                                        Over
                                             First $250     Next $250     Next $250    Next $250       $1,000

Capital Value Account                           0.60 %        0.55 %        0.50 %       0.45 %         0.40 %
Diversified International Account               0.85          0.80          0.75         0.70           0.65
Equity Value Account                            0.85          0.80          0.75         0.70           0.65
Growth Account                                  0.60          0.55          0.50         0.45           0.40
International Emerging Markets Account          1.25          1.20          1.15         1.10           1.05
LargeCap Blend Account                          0.75          0.70          0.65         0.60           0.55
LargeCap Value Account                          0.75          0.70          0.65         0.60           0.55
MidCap Value Account                            1.05          1.00          0.95         0.90           0.85


                                                                         Overall Fee

LargeCap Growth Equity Account                                              1.00 %
LargeCap Stock Index Account                                                0.25
Principal LifeTime 2010 Account                                             0.1225
Principal LifeTime 2020 Account                                             0.1225
Principal LifeTime 2030 Account                                             0.1225
Principal LifeTime 2040 Account                                             0.1225
Principal LifeTime 2050 Account                                             0.1225
Principal LifeTime Strategic Income Account                                 0.1225


Effective May 1, 2006, the Manager has contractually agreed to limit the expenses for Equity Value Account through the period ending April 30, 2007. The reductions and reimbursements are in amounts that maintain total operating expenses at or below the limit. The limit is expressed as a percentage of average daily net assets attributable to the account on an annualized basis during the period. Prior to May 1, 2006, the expense limit of 1.10% was voluntary. The contractual net expense limit for Equity Value Account beginning May 1, 2006 is 1.05%.

The Manager has contractually agreed to limit the expenses of each of the Principal LifeTime Accounts through the period ending April 30, 2007. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to the account on an annualized basis during the period. The contractual net expense limits are as follows:

013f                                           Contractual Net Expenses
Principal LifeTime 2010 Account                          0.16 %
Principal LifeTime 2020 Account                          0.13
Principal LifeTime 2030 Account                          0.16
Principal LifeTime 2040 Account                          0.13
Principal LifeTime 2050 Account                          0.12
Principal LifeTime Strategic Income Account              0.14




Affiliated Ownership. At June 30, 2006, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.


Affiliated Brokerage Commissions. With respect to Equity Income Account, $13,819 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. No other Accounts paid brokerage commissions to any member of the Principal Financial Group. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                               Period Ended
                                              June 30, 2006
MidCap Value Account                             $17,765

5.  Investment Transactions

For the period ended June 30, 2006, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows:

                                                                     Purchases         Sales
Asset Allocation Account                                           $  22,676,135    $ 28,126,324

Balanced Account                                                      92,909,630      97,982,498
Bond Account                                                         616,681,390     535,935,170
Capital Value Account                                                109,365,193     117,654,239
Diversified International Account                                    202,188,831     193,940,986

Equity Growth Account                                                 83,459,664      91,505,745

Equity Income Account                                                 82,536,744      52,220,234

Equity Value Account                                                   1,273,164         208,806
Government & High Quality Bond Account                               414,269,276     387,394,606

Growth Account                                                        59,112,193      67,350,174

International Emerging Markets Account                                68,959,628      54,287,985
International SmallCap Account                                       121,500,005     121,844,021

LargeCap Blend Account                                                60,851,740      38,778,429

LargeCap Growth Equity Account                                        30,658,741      24,052,709

LargeCap Stock Index Account                                          15,561,482       7,649,079

LargeCap Value Account                                                39,300,356      10,672,628

MidCap Account                                                        92,110,328     103,451,913

MidCap Growth Account                                                 55,235,680      53,425,465
MidCap Value Account                                                 113,514,278     101,916,109

Principal LifeTime 2010 Account                                        7,956,203         314,105

Principal LifeTime 2020 Account                                       28,500,783         211,365

Principal LifeTime 2030 Account                                        5,083,645         355,891

Principal LifeTime 2040 Account                                        2,332,780         165,894

Principal LifeTime 2050 Account                                        1,815,020         218,090

Principal LifeTime Strategic Income Account                            4,920,920         556,940

Real Estate Securities Account                                        45,506,826      44,477,242

Short-Term Bond Account                                               34,864,031      18,769,575

SmallCap Account                                                      95,114,835      97,942,991

SmallCap Growth Account                                               34,145,493      32,580,759

SmallCap Value Account                                                42,478,156      34,177,093

For the period ended June 30, 2006, the cost of country-regionU.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows:

                                                                    Purchases          Sales
                                                                    ---------          -----
                                                                   $
Asset Allocation Account                                          14,872,460       $ 11,560,808

Balanced Account                                                   5,655,538          4,807,842

Bond Account                                                      36,005,732         50,930,887

Government & High Quality Bond Account                            67,972,796         65,182,441

Short-Term Bond Account                                           10,812,988          6,855,392

The Accounts may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account's schedule of investments.

Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.


Foreign Currency Contracts. At June 30, 2006, certain of the Accounts owned forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss.



When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of June 30, 2006 are included in the schedules of investments.

6.  Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended June 30, 2006, and December 31, 2005 were as follows:

                                                           Ordinary Income       Long-Term Capital Gain    Section 1250 Gains
                                                           ---------------       ----------------------    ------------------
                                                         2006          2005         2006        2005         2006      2005
                                                         ----          ----         ----        ----         ----      ----
                                                                              $  $                     $             $
Asset Allocation Account                                $ 771,523     1,632,761   1,354,642           --      $  --         --
Balanced Account                                        2,783,071     3,095,662          --           --         --         --
Bond Account                                           13,845,215    13,174,369          --           --         --         --
Capital Value Account                                  11,315,488        30,727  15,044,790           --         --         --
Diversified International Account                       3,988,130     2,532,765   9,155,847           --         --         --
Equity Growth Account                                       3,152             --         --           --         --         --
Equity Income Account                                   2,452,714        50,388          --           --         --         --
Equity Value Account                                        5,641       132,454       9,601        2,938         --         --
Government & High Quality Bond Account                 12,738,258    14,340,475          --           --         --         --
Growth Account                                            328,179       915,239          --           --         --         --
International Emerging Markets Account                  1,257,042     9,292,413   1,536,700    3,045,625         --         --
International SmallCap Account                         10,591,858       619,002  13,886,787    1,108,232         --         --
LargeCap Blend Account                                  2,725,680       240,800   2,567,310      149,314         --         --
LargeCap Growth Equity Account                                795        55,234          --           --         --         --
LargeCap Stock Index Account                            2,507,163        40,722          --           --         --         --
LargeCap Value Account                                  1,662,804       167,463   2,458,233      325,238         --         --
MidCap Account                                          7,415,111        13,912  48,210,511    6,586,201         --         --
MidCap Growth Account                                           --             --   1,912,747           --       --         --
MidCap Value Account                                    1,222,194       721,825  11,394,558    1,317,345         --         --
Money Market Account                                    3,126,124     3,767,623                       --                    --
Principal LifeTime 2010 Account                             9,449            25          --          108         --         --
Principal LifeTime 2020 Account                                 --            31         --          118         --         --
Principal LifeTime 2030 Account                             1,311           299         246        1,076         --         --
Principal LifeTime 2040 Account                             1,156           287         199          853         --         --
Principal LifeTime 2050 Account                               371           182          93          395         --         --
Principal LifeTime Strategic Income Account                16,092            31          --          138         --         --
Real Estate Securities Account                          3,664,658       215,457   9,269,941    1,057,624    109,170     76,188
Short-Term Bond Account                                 2,291,558     1,069,437          --           --         --         --
SmallCap Account                                        2,402,818        18,034   3,994,870           --         --         --
SmallCap Growth Account                                        --            --          --           --         --         --
SmallCap Value Account                                  1,637,203       282,500  13,442,418    1,293,451         --         --

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.


Distributable Earnings. As of December 31, 2005, the components of distributable earnings on a federal income tax basis were as follows:

                                                                           Undistributed
                                                    Undistributed         Long-Term Capital      Undistributed
                                                   Ordinary Income            Gains            Section 1250 Gains
Asset Allocation Account                                   $770,918           $1,354,704               $--

Balanced Account                                          2,782,388                   --                --

Bond Account                                             13,844,515                   --                --

Capital Value Account                                    11,315,974           15,044,884                --

Diversified International Account                         3,989,849            9,156,396                --

Equity Growth Account                                         2,902                   --                --

Equity Income Account                                     2,452,395                   --                --

Equity Value Account                                          5,980                9,633                --

Government & High Quality Bond Account                   12,737,959                   --                --

Growth Account                                              328,322                   --                --

International Emerging Markets Account                    1,266,098            1,536,712                --

International SmallCap Account                           10,592,468           13,887,068                --

LargeCap Blend Account                                    2,725,906            2,567,791                --

LargeCap Growth Equity Account                                1,154                   --                --

LargeCap Stock Index Account                              2,506,617                   --                --

LargeCap Value Account                                    1,663,598            2,458,329                --

MidCap Account                                            7,415,611           48,211,084                --

MidCap Growth Account                                            --            1,912,910                --

MidCap Value Account                                      1,222,686           11,395,223                --

Principal LifeTime 2010 Account                               9,389                   23                --

Principal LifeTime 2020 Account                                   --                  23                --

Principal LifeTime 2030 Account                               1,298                  247                --

Principal LifeTime 2040 Account                               1,143                  211                --

Principal LifeTime 2050 Account                                 369                   94                --

Principal LifeTime Strategic Income Account                  16,072                   22                --
Real Estate Securities Account                            3,664,621            9,270,142           109,980

Short-Term Bond Account                                   2,290,800                   --                --

SmallCap Account                                          2,403,671            3,995,774                --

SmallCap Value Account                                    1,637,547           13,442,430                --


As of December 31, 2005, Money Market Account and SmallCap Growth Account had no distributable earnings on a federal income tax basis.


Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2005, the following Accounts had approximate net capital loss carryforwards as follows:

                                                                 Net Capital Loss Carryforwards Expiring In:
                                                        2008      2009        2010         2011          2012     2013
                                                        ----      ----        ----         ----          ----     ----
Balanced Account                                           $--        $--   $9,402,000   $2,391,000       $--        $--
Bond Account                                         2,183,000    302,000    1,073,000           --        --    574,000
Equity Growth Account                                       --  4,867,000   45,623,000   11,288,000        --         --
Equity Income Account                                       --         --    6,304,000    1,185,000        --         --
Government & High Quality Bond Account                      --         --      171,000    3,059,000        --  1,136,000
Growth Account                                              --  9,000,000   57,036,000   13,568,000        --  1,468,000
LargeCap Growth Equity Account                              --  1,085,000    1,635,000      262,000        --         --
LargeCap Stock Index Account                                --    314,000    3,977,000           --        --         --
Short-Term Bond Account                                     --         --           --        1,000    166,000   573,000
SmallCap Growth Account                                     --  17,661,000  21,722,000           --        --         --

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2005, the Accounts had approximate post-October losses as follows:



Asset Allocation Account                                            $68,000
Bond Account                                                      1,111,000
Diversified International Account                                    31,000
Government & High Quality Bond Account                            1,013,000
International Emerging Markets Account                               35,000
International SmallCap Account                                       11,000
Short-Term Bond Account                                              85,000

                            Schedule of Investments
                           June 30, 2006 (unaudited)
                            Asset Allocation Account
                                     Shares
                                                      Held                                 Value
                                                     ----------------------------- ------------- -----------------
COMMON STOCKS (60.08%)
Advertising Agencies (0.08%)
Interpublic Group of Cos Inc (a)                                           1,714             $            14,312
Omnicom Group Inc                                                             675                          60,136
                                                                                                 -----------------
                                                                                                74,448
                                                                                                 -----------------
Aerospace & Defense (0.90%)
BAE Systems PLC                                                            14,977                         102,424
Boeing Co                                                                   3,900                         319,449
General Dynamics Corp                                                       1,700                         111,282
Lockheed Martin Corp                                                        1,700                         121,958
Northrop Grumman Corp                                                       1,600                         102,496
Raytheon Co                                                                 2,200                          98,054
Rockwell Collins Inc                                                          400                          22,348
                                                                                                 -----------------
                                                                                               878,011
                                                                                                 -----------------
Aerospace & Defense Equipment (0.31%)
United Technologies Corp                                                    4,800                         304,416
                                                                                                 -----------------

Agricultural Chemicals (0.06%)
Monsanto Co                                                                   700                          58,933
                                                                                                 -----------------

Agricultural Operations (0.12%)
Archer-Daniels-Midland Co                                                   2,900                         119,712
                                                                                                 -----------------

Airlines (0.06%)
Southwest Airlines Co                                                       3,600                          58,932
                                                                                                 -----------------

Apparel Manufacturers (0.11%)
Coach Inc (a)                                                               1,300                          38,870
Jones Apparel Group Inc                                                       500                          15,895
Liz Claiborne Inc                                                             500                          18,530
VF Corp                                                                       500                          33,960
                                                                                                 -----------------
                                                                                               107,255
                                                                                                 -----------------
Appliances (0.03%)
Whirlpool Corp                                                                300                          24,795
                                                                                                 -----------------

Applications Software (0.93%)
Citrix Systems Inc (a)                                                        800                          32,112
Intuit Inc (a)                                                                800                          48,312
Microsoft Corp                                                             35,400                         824,820
                                                                                                 -----------------
                                                                                               905,244
                                                                                                 -----------------
Athletic Footwear (0.07%)
Nike Inc                                                                      800                          64,800
                                                                                                 -----------------

Auto - Car & Light Trucks (0.14%)
DaimlerChrysler AG                                                          1,437                          70,851
Peugeot SA                                                                    118                           7,341
Renault SA                                                                    214                          22,985
Volkswagen AG                                                                 507                          35,526
                                                                                                 -----------------
                                                                                               136,703
                                                                                                 -----------------

Auto - Medium & Heavy Duty Trucks (0.09%)
Paccar Inc                                                                  1,050                          86,499
                                                                                                 -----------------

Beverages - Non-alcoholic (1.00%)
Coca-Cola Co/The                                                           10,325                         444,181
Coca-Cola Enterprises Inc                                                   2,200                          44,814
Pepsi Bottling Group Inc                                                    1,300                          41,795
PepsiCo Inc                                                                 7,370                         442,495
                                                                                                 -----------------
                                                                                               973,285
                                                                                                 -----------------
Beverages - Wine & Spirits (0.23%)
Brown-Forman Corp                                                             700                          50,015
Diageo PLC                                                                 10,664                         179,387
                                                                                                 -----------------
                                                                                               229,402
                                                                                                 -----------------
Brewery (0.16%)
Anheuser-Busch Cos Inc                                                      3,400                         155,006
                                                                                                 -----------------

Broadcasting Services & Programming (0.07%)
Clear Channel Communications Inc                                            2,251                          69,668
                                                                                                 -----------------

Building - Heavy Construction (0.09%)
Vinci SA                                                                      826                          85,075
                                                                                                 -----------------

Building - Residential & Commercial (0.07%)
Centex Corp                                                                   500                          25,150
KB Home                                                                       400                          18,340
Pulte Homes Inc                                                               900                          25,911
                                                                                                 -----------------
                                                                                                69,401
                                                                                                 -----------------
Building & Construction -
Miscellaneous (0.07%)
Bouygues                                                                    1,334                          68,570
                                                                                                 -----------------

Building & Construction Products -
Miscellaneous (0.15%)
Cie de Saint-Gobain                                                         2,038                         145,670
                                                                                                 -----------------

Building Products - Air & Heating (0.06%)
American Standard Cos Inc                                                   1,300                          56,251
                                                                                                 -----------------

Building Products - Wood (0.11%)
Masco Corp                                                                  3,600                         106,704
                                                                                                 -----------------

Cable TV (0.27%)
Comcast Corp (a)                                                            7,952                         260,348
                                                                                                 -----------------

Casino Hotels (0.12%)
Harrah's Entertainment Inc                                                  1,600                         113,888
                                                                                                 -----------------

Casino Services (0.09%)
International Game Technology                                               2,306                          87,490
                                                                                                 -----------------

Cellular Telecommunications (1.07%)
Mobile Telesystems OJSC ADR                                                16,300                         479,872
Vimpel-Communications ADR (a)                                              10,600                         485,692
Vodafone Group PLC                                                         36,313                          77,405
                                                                                                 -----------------
                                                                                             1,042,969
                                                                                                 -----------------
Chemicals - Diversified (0.27%)
Arkema (a)                                                                    136                           5,321
Dow Chemical Co/The                                                         2,300                          89,769

EI Du Pont de Nemours & Co                                                  2,500                         104,000
PPG Industries Inc                                                            500                          33,000
Rohm & Haas Co                                                                600                          30,072
                                                                                                 -----------------
                                                                                               262,162
                                                                                                 -----------------
Chemicals - Specialty (0.06%)
Eastman Chemical Co                                                           200                          10,800
Ecolab Inc                                                                    900                          36,522
Sigma-Aldrich Corp                                                            100                           7,264
Tronox Inc                                                                     80                           1,054
                                                                                                 -----------------
                                                                                                55,640
                                                                                                 -----------------
Commercial Banks (0.15%)
AmSouth Bancorp                                                               400                          10,580
BB&T Corp                                                                     300                          12,477
Deutsche Bank AG                                                              818                          92,001
Marshall & Ilsley Corp                                                        200                           9,148
Regions Financial Corp                                                        323                          10,698
Synovus Financial Corp                                                        300                           8,034
                                                                                                 -----------------
                                                                                               142,938
                                                                                                 -----------------
Commercial Services (0.01%)
Live Nation Inc (a)                                                           281                           5,721
                                                                                                 -----------------

Commercial Services - Finance (0.17%)
Equifax Inc                                                                   400                          13,736
H&R Block Inc                                                               1,300                          31,018
Moody's Corp                                                                1,200                          65,352
Paychex Inc                                                                 1,500                          58,470
                                                                                                 -----------------
                                                                                               168,576
                                                                                                 -----------------
Computer Aided Design (0.04%)
Autodesk Inc (a)                                                            1,100                          37,906
                                                                                                 -----------------

Computer Services (0.12%)
Affiliated Computer Services Inc (a)                                          500                          25,805
Computer Sciences Corp (a)                                                    800                          38,752
Electronic Data Systems Corp                                                2,200                          52,932
                                                                                                 -----------------
                                                                                               117,489
                                                                                                 -----------------
Computers (1.26%)
Apple Computer Inc (a)                                                      2,600                         148,512
Dell Inc (a)                                                                9,000                         219,690
Hewlett-Packard Co                                                         10,700                         338,976
International Business Machines Corp                                        6,000                         460,920
Sun Microsystems Inc (a)                                                   15,700                          65,155
                                                                                                 -----------------
                                                                                             1,233,253
                                                                                                 -----------------
Computers  -Memory Devices (0.15%)
EMC Corp/Massachusetts (a)                                                  8,900                          97,633
Network Appliance Inc (a)                                                   1,300                          45,890
                                                                                                 -----------------
                                                                                               143,523
                                                                                                 -----------------
Computers - Peripheral Equipment (0.03%)
Lexmark International Inc (a)                                                 500                          27,915
                                                                                                 -----------------

Consumer Products - Miscellaneous (0.22%)
Clorox Co                                                                     900                          54,873
Fortune Brands Inc                                                            500                          35,505
Kimberly-Clark Corp                                                         2,000                         123,400
                                                                                                 -----------------
                                                                                               213,778
                                                                                                 -----------------

Containers - Metal & Glass (0.01%)
Ball Corp                                                                     300                          11,112
                                                                                                 -----------------

Containers - Paper & Plastic (0.01%)
Sealed Air Corp                                                               100                           5,208
                                                                                                 -----------------

Cosmetics & Toiletries (0.93%)
Avon Products Inc                                                           1,900                          58,900
Colgate-Palmolive Co                                                        1,950                         116,805
L'Oreal SA                                                                    448                          42,304
Procter & Gamble Co                                                        12,415                         690,274
                                                                                                 -----------------
                                                                                               908,283
                                                                                                 -----------------
Cruise Lines (0.20%)
Carnival Corp                                                               4,783                         199,642
                                                                                                 -----------------

Data Processing & Management (0.30%)
Automatic Data Processing Inc                                               2,400                         108,840
First Data Corp                                                             3,147                         141,741
Fiserv Inc (a)                                                                900                          40,824
                                                                                                 -----------------
                                                                                               291,405
                                                                                                 -----------------
Disposable Medical Products (0.06%)
CR Bard Inc                                                                   800                          58,608
                                                                                                 -----------------

Distribution & Wholesale (0.11%)
Wolseley PLC                                                                3,866                          85,304
WW Grainger Inc                                                               300                          22,569
                                                                                                 -----------------
                                                                                               107,873
                                                                                                 -----------------
Diversified Manufacturing Operations (3.18%)
3M Co                                                                       3,400                         274,618
Cooper Industries Ltd                                                         300                          27,876
Danaher Corp                                                                1,200                          77,184
Dover Corp                                                                  1,300                          64,259
Eaton Corp                                                                    800                          60,320
General Electric Co                                                        46,900                       1,545,824
Honeywell International Inc                                                 4,100                         165,230
Illinois Tool Works Inc                                                     2,800                         133,000
Ingersoll-Rand Co Ltd                                                       1,900                          81,282
ITT Industries Inc                                                            800                          39,600
Leggett & Platt Inc                                                           700                          17,486
Parker Hannifin Corp                                                          700                          54,320
Siemens AG                                                                  2,949                         256,600
Textron Inc                                                                   600                          55,308
Tyco International Ltd                                                      9,000                         247,500
                                                                                                 -----------------
                                                                                             3,100,407
                                                                                                 -----------------
Diversified Minerals (0.13%)
Anglo American PLC                                                          1,547                          63,492
BHP Billiton PLC                                                            3,217                          62,475
                                                                                                 -----------------
                                                                                               125,967
                                                                                                 -----------------
Diversified Operations (0.21%)
LVMH Moet Hennessy Louis Vuitton SA                                         2,056                         204,004
                                                                                                 -----------------

Diversified Operations & Commercial
Services (0.05%)
Cendant Corp                                                                3,100                          50,499
                                                                                                 -----------------

Drug Delivery Systems (0.03%)
Hospira Inc (a)                                                               580                          24,905
                                                                                                 -----------------

E-Commerce - Services (0.14%)
eBay Inc (a)                                                                4,656                         136,374
                                                                                                 -----------------

Electric - Generation (0.02%)
AES Corp/The (a)                                                            1,200                          22,140
                                                                                                 -----------------

Electric - Integrated (1.45%)
Ameren Corp                                                                   800                          40,400
American Electric Power Co Inc                                                400                          13,700
Consolidated Edison Inc                                                       400                          17,776
Constellation Energy Group Inc                                                400                          21,808
Dominion Resources Inc/VA                                                   1,000                          74,790
DTE Energy Co                                                                 400                          16,296
Duke Energy Corp                                                            3,324                          97,626
E.ON AG                                                                     2,391                         275,154
Edison International                                                        1,000                          39,000
Entergy Corp                                                                  400                          28,300
Exelon Corp                                                                 1,900                         107,977
FirstEnergy Corp                                                              300                          16,263
FPL Group Inc                                                               1,300                          53,794
PG&E Corp                                                                   1,300                          51,064
PPL Corp                                                                      800                          25,840
Progress Energy Inc                                                           400                          17,148
Public Service Enterprise Group Inc                                           800                          52,896
RWE AG                                                                      1,595                         132,769
Scottish Power PLC                                                         11,402                         122,841
Southern Co/The                                                             2,300                          73,715
TXU Corp                                                                    2,000                         119,580
Xcel Energy Inc                                                               800                          15,344
                                                                                                 -----------------
                                                                                             1,414,081
                                                                                                 -----------------
Electric Products - Miscellaneous (0.19%)
Emerson Electric Co                                                         1,900                         159,239
Molex Inc                                                                     700                          23,499
                                                                                                 -----------------
                                                                                               182,738
                                                                                                 -----------------
Electronic Components - Miscellaneous (0.27%)
Jabil Circuit Inc                                                             800                          20,480
Koninklijke Philips Electronics NV                                          6,934                         216,602
Sanmina-SCI Corp (a)                                                        1,900                           8,740
Solectron Corp (a)                                                          3,800                          12,996
                                                                                                 -----------------
                                                                                               258,818
                                                                                                 -----------------
Electronic Components -
Semiconductors (0.89%)
Advanced Micro Devices Inc (a)                                              1,500                          36,630
Altera Corp (a)                                                             2,200                          38,610
Broadcom Corp (a)                                                           1,500                          45,075
Freescale Semiconductor Inc - B Shares (a)                                  1,239                          36,427
Intel Corp                                                                 20,400                         386,580
Micron Technology Inc (a)                                                   2,800                          42,168
National Semiconductor Corp                                                 1,500                          35,775
Nvidia Corp (a)                                                             2,000                          42,580
QLogic Corp (a)                                                               400                           6,896
Texas Instruments Inc                                                       5,500                         166,595
Xilinx Inc                                                                  1,200                          27,180
                                                                                                 -----------------
                                                                                               864,516
                                                                                                 -----------------
Electronic Forms (0.08%)
Adobe Systems Inc (a)                                                       2,500                          75,900
                                                                                                 -----------------


Electronic Measurement Instruments (0.05%)
Agilent Technologies Inc (a)                                                1,700                          53,652
                                                                                                 -----------------

Emerging Market - Equity (2.63%)
iShares MSCI Emerging Markets Index Fund                                   27,300                       2,563,470
                                                                                                 -----------------

Engineering - Research & Development
Services (0.08%)
ABB Ltd                                                                     5,738                          74,477
                                                                                                 -----------------

Enterprise Software & Services (0.79%)
CA Inc                                                                      2,100                          43,155
Oracle Corp (a)                                                            15,471                         224,175
SAP AG                                                                      2,386                         503,089
                                                                                                 -----------------
                                                                                               770,419
                                                                                                 -----------------
Entertainment Software (0.06%)
Electronic Arts Inc (a)                                                     1,300                          55,952
                                                                                                 -----------------

Fiduciary Banks (0.25%)
Bank of New York Co Inc/The                                                 3,000                          96,600
Mellon Financial Corp                                                       2,000                          68,860
State Street Corp                                                           1,300                          75,517
                                                                                                 -----------------
                                                                                               240,977
                                                                                                 -----------------
Finance - Consumer Loans (0.09%)
SLM Corp                                                                    1,600                          84,672
                                                                                                 -----------------

Finance - Credit Card (0.38%)
American Express Co                                                         4,900                         260,778
Capital One Financial Corp                                                  1,300                         111,085
                                                                                                 -----------------
                                                                                               371,863
                                                                                                 -----------------
Finance - Investment Banker & Broker (2.53%)
Bear Stearns Cos Inc/The                                                      500                          70,040
Charles Schwab Corp/The                                                     4,100                          65,518
Citigroup Inc                                                              18,016                         869,092
Credit Suisse Group                                                         2,643                         147,576
Goldman Sachs Group Inc                                                     1,675                         251,970
JPMorgan Chase & Co                                                        12,828                         538,776
Lehman Brothers Holdings Inc                                                2,200                         143,330
Merrill Lynch & Co Inc                                                      3,200                         222,592
Piper Jaffray Cos (a)                                                          73                           4,468
UBS AG                                                                      1,451                         158,722
                                                                                                 -----------------
                                                                                             2,472,084
                                                                                                 -----------------
Finance - Mortgage Loan/Banker (0.07%)
Countrywide Financial Corp                                                    400                          15,232
Fannie Mae                                                                    600                          28,860
Freddie Mac                                                                   500                          28,505
                                                                                                 -----------------
                                                                                                72,597
                                                                                                 -----------------
Finance - Other Services (0.25%)
Man Group Plc                                                               5,186                         244,495
                                                                                                 -----------------

Financial Guarantee Insurance (0.10%)
AMBAC Financial Group Inc                                                     400                          32,440
MBIA Inc                                                                    1,000                          58,550
MGIC Investment Corp                                                          100                           6,500
                                                                                                 -----------------
                                                                                                97,490
                                                                                                 -----------------
Food - Confectionery (0.13%)
Hershey Co/The                                                              1,300                          71,591

WM Wrigley Jr Co                                                            1,250                          56,700
                                                                                                 -----------------
                                                                                               128,291
                                                                                                 -----------------
Food - Miscellaneous/Diversified (0.90%)
Cadbury Schweppes PLC                                                       3,053                          29,476
Campbell Soup Co                                                            2,000                          74,220
ConAgra Foods Inc                                                           2,300                          50,853
General Mills Inc                                                           1,600                          82,656
HJ Heinz Co                                                                 1,600                          65,952
Kellogg Co                                                                  1,800                          87,174
Nestle SA                                                                   1,060                         332,278
Sara Lee Corp                                                               4,000                          64,080
Unilever NV                                                                 4,128                          93,584
                                                                                                 -----------------
                                                                                               880,273
                                                                                                 -----------------
Food - Retail (0.81%)
Carrefour SA                                                                2,833                         166,052
Koninklijke Ahold NV (a)                                                    3,136                          27,227
Kroger Co/The                                                               4,000                          87,440
Metro AG                                                                      436                          24,736
Safeway Inc                                                                   900                          23,400
Tesco PLC                                                                  74,395                         459,921
                                                                                                 -----------------
                                                                                               788,776
                                                                                                 -----------------
Food - Wholesale & Distribution (0.05%)
Supervalu Inc                                                                 145                           4,451
Sysco Corp                                                                  1,300                          39,728
                                                                                                 -----------------
                                                                                                44,179
                                                                                                 -----------------
Forestry (0.08%)
Plum Creek Timber Co Inc                                                    1,100                          39,050
Weyerhaeuser Co                                                               600                          37,350
                                                                                                 -----------------
                                                                                                76,400
                                                                                                 -----------------
Gambling (Non-Hotel) (0.01%)
Ladbrokes PLC                                                               1,791                          13,499
                                                                                                 -----------------

Gas - Distribution (0.04%)
KeySpan Corp                                                                  400                          16,160
NiSource Inc                                                                  400                           8,736
Sempra Energy                                                                 400                          18,192
                                                                                                 -----------------
                                                                                                43,088
                                                                                                 -----------------
Gold Mining (0.05%)
Newmont Mining Corp                                                         1,000                          52,930
                                                                                                 -----------------

Health Care Cost Containment (0.08%)
McKesson Corp                                                               1,600                          75,648
                                                                                                 -----------------

Home Decoration Products (0.02%)
Newell Rubbermaid Inc                                                         900                          23,247
                                                                                                 -----------------

Hotels & Motels (0.52%)
Accor SA                                                                    2,268                         138,011
Hilton Hotels Corp                                                          2,600                          73,528
Intercontinental Hotels Group PLC                                           1,722                          30,082
Marriott International Inc                                                  3,864                         147,296
Starwood Hotels & Resorts Worldwide Inc                                     1,978                         119,352
                                                                                                 -----------------
                                                                                               508,269
                                                                                                 -----------------
Human Resources (0.03%)
Monster Worldwide Inc (a)                                                     300                          12,798

Robert Half International Inc                                                 500                          21,000
                                                                                                 -----------------
                                                                                                33,798
                                                                                                 -----------------
Industrial Automation & Robots (0.03%)
Rockwell Automation Inc                                                       400                          28,804
                                                                                                 -----------------

Industrial Gases (0.08%)
Air Products & Chemicals Inc                                                  500                          31,960
Praxair Inc                                                                   900                          48,600
                                                                                                 -----------------
                                                                                                80,560
                                                                                                 -----------------
Instruments - Controls (0.03%)
Thermo Electron Corp (a)                                                      700                          25,368
                                                                                                 -----------------

Instruments - Scientific (0.04%)
Applera Corp - Applied Biosystems Group                                       700                          22,645
Waters Corp (a)                                                               400                          17,760
                                                                                                 -----------------
                                                                                                40,405
                                                                                                 -----------------
Insurance Brokers (0.11%)
AON Corp                                                                    1,000                          34,820
Marsh & McLennan Cos Inc                                                    2,800                          75,292
                                                                                                 -----------------
                                                                                               110,112
                                                                                                 -----------------
Internet Security (0.09%)
Symantec Corp (a)                                                           4,148                          64,460
VeriSign Inc (a)                                                            1,100                          25,487
                                                                                                 -----------------
                                                                                                89,947
                                                                                                 -----------------
Investment Management & Advisory
Services (0.16%)
Ameriprise Financial Inc                                                      780                          34,843
Franklin Resources Inc                                                        800                          69,448
Legg Mason Inc                                                                500                          49,760
                                                                                                 -----------------
                                                                                               154,051
                                                                                                 -----------------
Leisure & Recreation Products (0.01%)
Brunswick Corp                                                                400                          13,300
                                                                                                 -----------------

Life & Health Insurance (0.62%)
Aflac Inc                                                                   2,200                         101,970
Cigna Corp                                                                    800                          78,808
Lincoln National Corp                                                       1,389                          78,395
Manulife Financial Corp                                                       800                          25,416
Prudential Financial Inc                                                    2,100                         163,170
Prudential PLC                                                             14,068                         158,719
UnumProvident Corp                                                            100                           1,813
                                                                                                 -----------------
                                                                                               608,291
                                                                                                 -----------------
Linen Supply & Related Items (0.02%)
Cintas Corp                                                                   400                          15,904
                                                                                                 -----------------

Machinery - Construction & Mining (0.26%)
Caterpillar Inc                                                             3,400                         253,232
                                                                                                 -----------------

Machinery - Farm (0.09%)
Deere & Co                                                                  1,000                          83,490
                                                                                                 -----------------

Medical - Biomedical/Gene (0.63%)
Amgen Inc (a)                                                               6,900                         450,087
Biogen Idec Inc (a)                                                         2,105                          97,525
Genzyme Corp (a)                                                              800                          48,840
Medimmune Inc (a)                                                             500                          13,550

Millipore Corp (a)                                                            100                           6,299
                                                                                                 -----------------
                                                                                               616,301
                                                                                                 -----------------
Medical - Drugs (3.50%)
Abbott Laboratories                                                         7,700                         335,797
Allergan Inc                                                                  600                          64,356
AstraZeneca PLC                                                             1,860                         112,253
Bristol-Myers Squibb Co                                                    10,600                         274,116
Eli Lilly & Co                                                              5,500                         303,985
Forest Laboratories Inc (a)                                                 1,600                          61,904
GlaxoSmithKline PLC                                                         7,658                         214,017
Merck & Co Inc                                                              9,100                         331,513
Novartis AG                                                                 3,343                         180,658
Novo-Nordisk A/S                                                              717                          45,659
Pfizer Inc                                                                 31,700                         743,999
Roche Holding AG                                                              942                         155,411
Sanofi-Aventis                                                              1,389                         135,513
Schering-Plough Corp                                                        8,500                         161,755
Wyeth                                                                       6,500                         288,665
                                                                                                 -----------------
                                                                                             3,409,601
                                                                                                 -----------------
Medical - HMO (0.78%)
Aetna Inc                                                                   3,600                         143,748
Humana Inc (a)                                                                900                          48,330
UnitedHealth Group Inc                                                      7,900                         353,762
WellPoint Inc (a)                                                           3,000                         218,310
                                                                                                 -----------------
                                                                                               764,150
                                                                                                 -----------------
Medical - Hospitals (0.19%)
HCA Inc                                                                     3,000                         129,450
Health Management Associates Inc                                            2,100                          41,391
Tenet Healthcare Corp (a)                                                   2,600                          18,148
                                                                                                 -----------------
                                                                                               188,989
                                                                                                 -----------------
Medical - Nursing Homes (0.01%)
Manor Care Inc                                                                300                          14,076
                                                                                                 -----------------

Medical - Wholesale Drug Distribution (0.29%)
AmerisourceBergen Corp                                                      2,600                         108,992
Cardinal Health Inc                                                         2,700                         173,691
                                                                                                 -----------------
                                                                                               282,683
                                                                                                 -----------------
Medical Information Systems (0.05%)
IMS Health Inc                                                              1,800                          48,330
                                                                                                 -----------------

Medical Instruments (0.52%)
Boston Scientific Corp (a)                                                  3,191                          53,736
Medtronic Inc                                                               7,317                         343,314
St Jude Medical Inc (a)                                                     3,350                         108,607
                                                                                                 -----------------
                                                                                               505,657
                                                                                                 -----------------
Medical Laboratory & Testing Service (0.07%)
Quest Diagnostics Inc                                                       1,200                          71,904
                                                                                                 -----------------

Medical Products (1.34%)
Baxter International Inc                                                    3,600                         132,336
Becton Dickinson & Co                                                       1,400                          85,582
Biomet Inc                                                                  1,400                          43,806
Johnson & Johnson                                                          13,500                         808,920
Nobel Biocare Holding AG                                                      115                          27,248
Smith & Nephew PLC                                                          2,636                          20,294
Stryker Corp                                                                2,500                         105,275

Zimmer Holdings Inc (a)                                                     1,400                          79,408
                                                                                                 -----------------
                                                                                             1,302,869
                                                                                                 -----------------
Metal - Aluminum (0.07%)
Alcoa Inc                                                                   2,100                          67,956
                                                                                                 -----------------

Metal - Copper (0.03%)
Phelps Dodge Corp                                                             400                          32,864
                                                                                                 -----------------

Metal - Diversified (0.10%)
Freeport-McMoRan Copper & Gold Inc                                            400                          22,164
Rio Tinto PLC                                                               1,346                          71,200
                                                                                                 -----------------
                                                                                                93,364
                                                                                                 -----------------
Multi-line Insurance (2.43%)
ACE Ltd                                                                     1,100                          55,649
Allianz AG                                                                  1,383                         218,307
Allstate Corp/The                                                           3,200                         175,136
American International Group Inc                                           10,275                         606,739
Assicurazioni Generali SpA                                                  7,271                         264,782
Aviva PLC                                                                  11,834                         167,660
AXA SA - Rights (a)                                                         7,824                           6,603
AXA SA                                                                      7,824                         256,708
Cincinnati Financial Corp                                                     315                          14,808
Hartford Financial Services Group Inc                                       1,800                         152,280
Loews Corp                                                                  1,800                          63,810
Metlife Inc                                                                 3,400                         174,114
XL Capital Ltd                                                                600                          36,780
Zurich Financial Services AG                                                  827                         180,927
                                                                                                 -----------------
                                                                                             2,374,303
                                                                                                 -----------------
Multimedia (0.72%)
McGraw-Hill Cos Inc/The                                                     1,382                          69,418
Time Warner Inc                                                            16,524                         285,865
Viacom Inc (a)                                                              2,982                         106,875
Walt Disney Co                                                              8,038                         241,140
                                                                                                 -----------------
                                                                                               703,298
                                                                                                 -----------------
Networking Products (0.47%)
Cisco Systems Inc (a)                                                      23,700                         462,861
                                                                                                 -----------------

Non-hazardous Waste Disposal (0.06%)
Waste Management Inc                                                        1,700                          60,996
                                                                                                 -----------------

Office Automation & Equipment (0.08%)
Pitney Bowes Inc                                                              700                          28,910
Xerox Corp (a)                                                              3,200                          44,512
                                                                                                 -----------------
                                                                                                73,422
                                                                                                 -----------------
Office Supplies & Forms (0.02%)
ACCO Brands Corp (a)                                                          141                           3,088
Avery Dennison Corp                                                           300                          17,418
                                                                                                 -----------------
                                                                                                20,506
                                                                                                 -----------------
Oil - Field Services (0.60%)
Baker Hughes Inc                                                            1,500                         122,775
BJ Services Co                                                              1,200                          44,712
Halliburton Co                                                              1,800                         133,578
Schlumberger Ltd                                                            4,400                         286,484
                                                                                                 -----------------
                                                                                               587,549
                                                                                                 -----------------

Oil - US Royalty Trusts (0.00%)
Hugoton Royalty Trust                                                          53                           1,574
                                                                                                 -----------------

Oil & Gas Drilling (0.15%)
Nabors Industries Ltd (a)                                                   1,000                          33,790
Transocean Inc (a)                                                          1,400                         112,448
                                                                                                 -----------------
                                                                                               146,238
                                                                                                 -----------------
Oil Company - Exploration & Production (0.98%)
Anadarko Petroleum Corp                                                     1,700                          81,073
Apache Corp                                                                 1,300                          88,725
Devon Energy Corp                                                           1,800                         108,738
EOG Resources Inc                                                             800                          55,472
Kerr-McGee Corp                                                               796                          55,203
Oao Gazprom (a)                                                            12,332                         527,193
XTO Energy Inc                                                                900                          39,843
                                                                                                 -----------------
                                                                                               956,247
                                                                                                 -----------------
Oil Company - Integrated (4.50%)
BP PLC                                                                     33,998                         396,466
Chevron Corp                                                                8,830                         547,990
ConocoPhillips                                                              6,298                         412,708
Exxon Mobil Corp                                                           24,000                       1,472,400
Hess Corp                                                                     900                          47,565
LUKOIL ADR                                                                  6,600                         551,100
Marathon Oil Corp                                                           1,300                         108,290
Occidental Petroleum Corp                                                   1,500                         153,825
Royal Dutch Shell PLC - A Shares                                            6,233                         209,930
Royal Dutch Shell PLC - B Shares                                            3,859                         134,898
Total SA                                                                    5,456                         358,933
                                                                                                 -----------------
                                                                                             4,394,105
                                                                                                 -----------------
Oil Refining & Marketing (0.14%)
Valero Energy Corp                                                          2,000                         133,040
                                                                                                 -----------------

Optical Supplies (0.07%)
Bausch & Lomb Inc                                                             200                           9,808
Cie Generale d'Optique Essilor International SA                               606                          60,982
                                                                                                 -----------------
                                                                                                70,790
                                                                                                 -----------------
Paper & Related Products (0.07%)
International Paper Co                                                      1,200                          38,760
MeadWestvaco Corp                                                             600                          16,758
Temple-Inland Inc                                                             400                          17,148
                                                                                                 -----------------
                                                                                                72,666
                                                                                                 -----------------
Pharmacy Services (0.16%)
Express Scripts Inc (a)                                                     1,000                          71,740
Medco Health Solutions Inc (a)                                              1,450                          83,056
                                                                                                 -----------------
                                                                                               154,796
                                                                                                 -----------------
Photo Equipment & Supplies (0.02%)
Eastman Kodak Co                                                            1,000                          23,780
                                                                                                 -----------------

Pipelines (0.09%)
Kinder Morgan Inc                                                             400                          39,956
Williams Cos Inc                                                            2,000                          46,720
                                                                                                 -----------------
                                                                                                86,676
                                                                                                 -----------------
Power Converter & Supply Equipment (0.18%)
American Power Conversion Corp                                                800                          15,592
Schneider Electric SA                                                       1,504                         156,733
                                                                                                 -----------------
                                                                                               172,325
                                                                                                 -----------------

Printing - Commercial (0.02%)
RR Donnelley & Sons Co                                                        600                          19,170
                                                                                                 -----------------

Private Corrections (0.00%)
Corrections Corp of America (a)                                                 7                             371
                                                                                                 -----------------

Property & Casualty Insurance (0.27%)
Chubb Corp                                                                  1,200                          59,880
Progressive Corp/The                                                        4,000                         102,840
St Paul Travelers Cos Inc/The                                               2,345                         104,540
                                                                                                 -----------------
                                                                                               267,260
                                                                                                 -----------------
Publicly Traded Investment Fund (3.24%)
iShares MSCI Mexico Index Fund                                             25,400                         939,546
Midcap SPDR Trust Series 1                                                     37                           5,149
Streettracks Gold Trust (a)                                                36,200                       2,216,526
                                                                                                 -----------------
                                                                                             3,161,221
                                                                                                 -----------------
Publishing - Newspapers (0.12%)
Gannett Co Inc                                                              1,060                          59,286
New York Times Co                                                             802                          19,681
Tribune Co                                                                  1,332                          43,197
                                                                                                 -----------------
                                                                                               122,164
                                                                                                 -----------------
Quarrying (0.02%)
Vulcan Materials Co                                                           300                          23,400
                                                                                                 -----------------

Radio (0.00%)
Cumulus Media Inc (a)                                                           9                              96
                                                                                                 -----------------

Real Estate Operator & Developer (0.12%)
Land Securities Group PLC                                                   3,434                         113,817
                                                                                                 -----------------

Regional Banks (1.10%)
Bank of America Corp                                                       16,991                         817,267
Comerica Inc                                                                  100                           5,199
Fifth Third Bancorp                                                           400                          14,780
Keycorp                                                                       100                           3,568
National City Corp                                                            400                          14,476
PNC Financial Services Group Inc                                              200                          14,034
SunTrust Banks Inc                                                            300                          22,878
US Bancorp                                                                  1,300                          40,144
Wachovia Corp                                                               1,189                          64,301
Wells Fargo & Co                                                            1,100                          73,788
                                                                                                 -----------------
                                                                                             1,070,435
                                                                                                 -----------------
Reinsurance (0.12%)
Muenchener Rueckversicherungs AG                                              696                          95,117
Swiss Reinsurance                                                             287                          20,020
                                                                                                 -----------------
                                                                                               115,137
                                                                                                 -----------------
REITS - Apartments (0.07%)
Equity Residential                                                          1,600                          71,568
                                                                                                 -----------------

REITS - Hotels (0.03%)
Host Hotels & Resorts Inc                                                   1,210                          26,463
                                                                                                 -----------------

REITS - Office Property (0.09%)
Equity Office Properties Trust                                              2,400                          87,624
                                                                                                 -----------------


REITS - Warehouse & Industrial (0.06%)
Prologis                                                                    1,100                          57,332
                                                                                                 -----------------

Retail - Apparel & Shoe (0.04%)
Gap Inc/The                                                                   944                          16,426
Ltd Brands                                                                    728                          18,629
                                                                                                 -----------------
                                                                                                35,055
                                                                                                 -----------------
Retail - Auto Parts (0.01%)
Autozone Inc (a)                                                              105                           9,261
                                                                                                 -----------------

Retail - Bedding (0.01%)
Bed Bath & Beyond Inc (a)                                                     298                           9,885
                                                                                                 -----------------

Retail - Building Products (0.13%)
Home Depot Inc                                                              2,193                          78,488
Lowe's Cos Inc                                                                799                          48,475
                                                                                                 -----------------
                                                                                               126,963
                                                                                                 -----------------
Retail - Consumer Electronics (0.03%)
Best Buy Co Inc                                                               553                          30,326
                                                                                                 -----------------

Retail - Discount (0.78%)
Costco Wholesale Corp                                                       1,475                          84,267
Dollar General Corp                                                           680                           9,506
Family Dollar Stores Inc                                                      359                           8,770
Target Corp                                                                   949                          46,378
TJX Cos Inc                                                                   596                          13,625
Wal-Mart Stores Inc                                                        12,400                         597,308
                                                                                                 -----------------
                                                                                               759,854
                                                                                                 -----------------
Retail - Drug Store (0.16%)
CVS Corp                                                                    1,500                          46,050
Walgreen Co                                                                 2,475                         110,979
                                                                                                 -----------------
                                                                                               157,029
                                                                                                 -----------------
Retail - Jewelry (0.19%)
Compagnie Financiere Richemont AG                                           3,801                         173,760
Tiffany & Co                                                                  346                          11,425
                                                                                                 -----------------
                                                                                               185,185
                                                                                                 -----------------
Retail - Major Department Store (0.02%)
JC Penney Co Inc                                                              341                          23,021
                                                                                                 -----------------

Retail - Office Supplies (0.02%)
Staples Inc                                                                   945                          22,982
                                                                                                 -----------------

Retail - Regional Department Store (0.04%)
Federated Department Stores Inc                                               716                          26,205
Kohl's Corp (a)                                                               297                          17,559
                                                                                                 -----------------
                                                                                                43,764
                                                                                                 -----------------
Retail - Restaurants (0.88%)
Darden Restaurants Inc                                                        900                          35,460
McDonald's Corp                                                            11,369                         381,998
Starbucks Corp (a)                                                          6,974                         263,338
Wendy's International Inc                                                     700                          40,803
Yum! Brands Inc                                                             2,698                         135,629
                                                                                                 -----------------
                                                                                               857,228
                                                                                                 -----------------
Rubber - Tires (0.11%)
Compagnie Generale des Etablissements Michelin                                753                          45,253

Continental AG                                                                569                          58,219
                                                                                                 -----------------
                                                                                               103,472
                                                                                                 -----------------
Savings & Loans - Thrifts (0.05%)
Golden West Financial Corp                                                    200                          14,840
Washington Mutual Inc                                                         700                          31,906
                                                                                                 -----------------
                                                                                                46,746
                                                                                                 -----------------
Schools (0.02%)
Apollo Group Inc (a)                                                          300                          15,501
                                                                                                 -----------------

Semiconductor Component - Integrated
Circuits (0.11%)
Analog Devices Inc                                                          1,000                          32,140
Linear Technology Corp                                                      1,000                          33,490
Maxim Integrated Products Inc                                               1,300                          41,743
                                                                                                 -----------------
                                                                                               107,373
                                                                                                 -----------------
Semiconductor Equipment (0.16%)
Applied Materials Inc                                                       5,500                          89,540
Kla-Tencor Corp                                                               800                          33,256
Novellus Systems Inc (a)                                                      800                          19,760
Teradyne Inc (a)                                                              800                          11,144
                                                                                                 -----------------
                                                                                               153,700
                                                                                                 -----------------
Soap & Cleaning Products (0.04%)
Henkel KGaA                                                                    92                          10,516
Reckitt Benckiser PLC                                                         873                          32,600
                                                                                                 -----------------
                                                                                                43,116
                                                                                                 -----------------
Steel - Producers (0.07%)
Nucor Corp                                                                    800                          43,400
United States Steel Corp                                                      300                          21,036
                                                                                                 -----------------
                                                                                                64,436
                                                                                                 -----------------
Telecommunication Equipment (0.09%)
Avaya Inc (a)                                                               1,600                          18,272
Comverse Technology Inc (a)                                                   700                          13,839
Lucent Technologies Inc - Warrants (a)                                        942                             254
Lucent Technologies Inc (a)                                                15,600                          37,752
Tellabs Inc (a)                                                             1,600                          21,296
                                                                                                 -----------------
                                                                                                91,413
                                                                                                 -----------------
Telecommunication Equipment - Fiber
Optics (0.13%)
Corning Inc (a)                                                             4,800                         116,112
JDS Uniphase Corp (a)                                                       5,700                          14,421
                                                                                                 -----------------
                                                                                               130,533
                                                                                                 -----------------
Telecommunication Services (0.01%)
Embarq Corp (a)                                                               306                          12,543
                                                                                                 -----------------

Telephone - Integrated (1.89%)
Alltel Corp                                                                   700                          44,681
AT&T Inc                                                                    9,306                         259,544
BellSouth Corp                                                              4,400                         159,280
BT Group PLC                                                               21,154                          93,608
CenturyTel Inc                                                                500                          18,575
Deutsche Telekom AG                                                         9,512                         152,884
Portugal Telecom SGPS SA                                                    6,165                          74,415
Qwest Communications International Inc (a)                                  5,000                          40,450
Royal KPN NV                                                                9,323                         104,785
Sprint Nextel Corp                                                          6,138                         122,698
Swisscom AG                                                                   367                         120,586
Telecom Italia SpA                                                         39,928                         111,171
Telecom Italia SpA                                                         20,744                          53,579

Telefonica SA                                                              16,228                         270,166
Telefonica SA ADR                                                               1                              50
Verizon Communications Inc                                                  6,500                         217,685
                                                                                                 -----------------
                                                                                             1,844,157
                                                                                                 -----------------
Television (0.13%)
CBS Corp                                                                    2,982                          80,663
Univision Communications Inc (a)                                            1,316                          44,086
                                                                                                 -----------------
                                                                                               124,749
                                                                                                 -----------------
Therapeutics (0.09%)
Gilead Sciences Inc (a)                                                     1,500                          88,740
                                                                                                 -----------------

Tobacco (0.72%)
Altria Group Inc                                                            8,400                         616,812
Reynolds American Inc                                                         500                          57,650
UST Inc                                                                       700                          31,633
                                                                                                 -----------------
                                                                                               706,095
                                                                                                 -----------------
Tools - Hand Held (0.03%)
Black & Decker Corp                                                           300                          25,338
                                                                                                 -----------------

Toys (0.02%)
Mattel Inc                                                                  1,400                          23,114
                                                                                                 -----------------

Transport - Rail (0.34%)
Burlington Northern Santa Fe Corp                                           1,200                          95,100
CSX Corp                                                                    1,000                          70,440
Norfolk Southern Corp                                                       1,300                          69,186
Union Pacific Corp                                                          1,000                          92,960
                                                                                                 -----------------
                                                                                               327,686
                                                                                                 -----------------
Transport - Services (0.51%)
FedEx Corp                                                                  1,100                         128,546
United Parcel Service Inc                                                   4,500                         370,485
                                                                                                 -----------------
                                                                                               499,031
                                                                                                 -----------------
Web Portals (0.52%)
Google Inc (a)                                                                800                         335,464
Yahoo! Inc (a)                                                              5,100                         168,300
                                                                                                 -----------------
                                                                                               503,764
                                                                                                 -----------------
Wireless Equipment (0.41%)
Motorola Inc                                                                8,500                         171,275
Qualcomm Inc                                                                5,700                         228,399
                                                                                                 -----------------
                                                                                               399,674
                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                           $        58,610,574
                                                                                                 -----------------
                                                    Principal
                                                     Amount                                Value
                                                     ----------------------------- ------------- -----------------
BONDS (9.51%)
Advertising Services (0.03%)
WPP Finance UK Corp
5.88%, 6/15/2014                                                       $   25,000                 $        24,224
                                                                                                 -----------------

Aerospace & Defense (0.07%)
Raytheon Co
6.75%, 8/15/2007                                                           15,000                          15,146
Systems 2001 Asset Trust LLC
6.66%, 9/15/2013 (b)                                                       55,569                          57,221
                                                                                                 -----------------
                                                                                                72,367
                                                                                                 -----------------

Airlines (0.04%)
Southwest Airlines Co
5.50%, 11/ 1/2006                                                          35,000                          35,010
                                                                                                 -----------------

Asset Backed Securities (1.59%)
Carrington Mortgage Loan Trust
5.45%, 1/25/2035 (c)                                                        2,301                           2,300
5.47%, 9/25/2035 (c)                                                       73,330                          73,346
Connecticut RRB Special Purpose Trust CL&P
5.27%, 12/30/2010 (c)                                                     200,000                         200,996
Credit Backed Asset Servicing and Securitizing
5.41%, 6/25/2036 (d)                                                      175,000                         175,000
Credit-Based Asset Servicing and Securities
5.42%, 8/25/2035 (c)                                                       78,750                          78,768
First Franklin Mortgage Loan Asset Backed
Certificates
5.39%, 3/25/2035 (c)                                                      126,403                         126,437
5.42%, 7/25/2035 (c)                                                       84,142                          84,157
GE Dealer Floorplan Master Note Trust
5.32%, 7/20/2008 (c)                                                      100,000                          99,990
Long Beach Mortgage Loan Trust
5.41%, 1/25/2036 (c)                                                       96,952                          96,970
Ownit Mortgage Loan Asset Backed Certificates
5.43%, 3/25/2036 (c)                                                       14,842                          14,844
Park Place Securities Inc
5.41%, 7/25/2035 (c)                                                       17,136                          17,137
Peco Energy Transition Trust
6.05%, 3/ 1/2009                                                          281,943                         282,542
RAAC Series
5.42%, 9/25/2045 (c)                                                      108,782                         108,806
Securitized Asset Backed Receivables
5.39%, 11/25/2035 (c)                                                      82,248                          82,266
Structured Asset Investment Loan Trust
5.39%, 2/25/2036 (c)                                                      103,793                         103,798
                                                                                                 -----------------
                                                                                             1,547,357
                                                                                                 -----------------
Auto - Car & Light Trucks (0.03%)
DaimlerChrysler NA Holding Corp
7.20%, 9/ 1/2009                                                           20,000                          20,630
8.50%, 1/18/2031                                                            5,000                           5,661
                                                                                                 -----------------
                                                                                                26,291
                                                                                                 -----------------
Automobile Sequential (0.35%)
Capital Auto Receivables Asset Trust
5.28%, 1/15/2008 (c)                                                       97,768                          97,800
5.26%, 4/15/2008 (c)                                                      149,808                         149,833
Merrill Auto Trust Securitization
5.33%, 4/25/2008 (c)                                                       96,684                          96,689
                                                                                                 -----------------
                                                                                               344,322
                                                                                                 -----------------
Brewery (0.08%)
FBG Finance Ltd
5.13%, 6/15/2015 (b)                                                       45,000                          41,226
Miller Brewing Co
4.25%, 8/15/2008 (b)                                                       40,000                          38,836
                                                                                                 -----------------
                                                                                                80,062
                                                                                                 -----------------
Cable TV (0.12%)
Comcast Cable Communications Holdings I
8.38%, 5/ 1/2007                                                           25,000                          25,526
6.75%, 1/30/2011                                                           25,000                          25,798

Echostar DBS Corp
6.38%, 10/ 1/2011                                                          65,000                          62,238
                                                                                                 -----------------
                                                                                               113,562
                                                                                                 -----------------
Chemicals - Diversified (0.02%)
ICI Wilmington Inc
4.38%, 12/ 1/2008                                                          20,000                          19,301
                                                                                                 -----------------

Computers (0.03%)
Hewlett-Packard Co
5.34%, 5/22/2009                                                           30,000                          30,001
                                                                                                 -----------------

Consumer Products - Miscellaneous (0.05%)
Clorox Co
5.44%, 12/14/2007 (c)                                                      50,000                          50,055
                                                                                                 -----------------

Containers - Paper & Plastic (0.05%)
Sealed Air Corp
5.63%, 7/15/2013 (b)                                                       55,000                          52,406
                                                                                                 -----------------

Credit Card Asset Backed Securities (1.90%)
American Express Credit Account Master
5.31%, 9/15/2009 (c)                                                      200,000                         200,149
5.31%, 11/16/2009 (c)                                                     275,000                         275,306
5.31%, 12/15/2009 (c)                                                     200,000                         200,176
BA Credit Card Master Note Trust
5.31%, 8/17/2009 (c)                                                      275,000                         275,213
5.34%, 2/16/2010 (c)                                                      250,000                         250,399
Chase Credit Card Master Trust
5.50%, 11/17/2008                                                         350,000                         350,096
GE Capital Credit Card Master Note Trust
5.25%, 6/15/2010 (c)                                                      150,000                         150,061
5.24%, 9/15/2010 (c)                                                      150,000                         150,073
                                                                                                 -----------------
                                                                                             1,851,473
                                                                                                 -----------------
Diversified Financial Services (0.09%)
AXA Financial Inc
6.50%, 4/ 1/2008                                                           20,000                          20,187
General Electric Capital Corp
4.25%, 12/ 1/2010                                                          25,000                          23,669
6.75%, 3/15/2032                                                           45,000                          48,034
                                                                                                 -----------------
                                                                                                91,890
                                                                                                 -----------------
Electric - Distribution (0.02%)
Detroit Edison Co
6.13%, 10/ 1/2010                                                          20,000                          20,157
                                                                                                 -----------------

Electric - Integrated (0.39%)
Arizona Public Service Co
6.75%, 11/15/2006                                                          15,000                          15,046
5.80%, 6/30/2014                                                           40,000                          38,665
CC Funding Trust I
6.90%, 2/16/2007                                                           45,000                          45,253
Cincinnati Gas & Electric
5.70%, 9/15/2012                                                           25,000                          24,502
Consumers Energy Co
4.80%, 2/17/2009                                                           25,000                          24,311
4.00%, 5/15/2010                                                           15,000                          13,965
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                           20,000                          19,107
6.02%, 12/ 8/2008 (b)(c)                                                   35,000                          35,030
Entergy Gulf States Inc (continued)
5.63%, 12/ 1/2009 (c)                                                      20,000                          19,789
Monongahela Power Co
5.00%, 10/ 1/2006                                                          20,000                          19,953
Nisource Finance Corp
5.76%, 11/23/2009 (c)                                                      30,000                          30,033
Ohio Power Co
6.00%, 6/ 1/2016                                                           40,000                          39,444
Pacific Gas & Electric Co
6.05%, 3/ 1/2034                                                           20,000                          18,876
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                           25,000                          25,625
Wisconsin Electric Power
3.50%, 12/ 1/2007                                                          10,000                           9,709
                                                                                                 -----------------
                                                                                               379,308
                                                                                                 -----------------
Electric Products - Miscellaneous (0.02%)
LG Electronics Inc
5.00%, 6/17/2010 (b)                                                       25,000                          23,720
                                                                                                 -----------------

Finance - Auto Loans (0.35%)
General Motors Acceptance Corp
6.88%, 9/15/2011                                                          165,000                         157,437
Toyota Motor Credit Corp
5.65%, 1/15/2007                                                          185,000                         185,024
                                                                                                 -----------------
                                                                                               342,461
                                                                                                 -----------------
Finance - Commercial (0.10%)
Caterpillar Financial Services Corp
5.26%, 8/20/2007 (c)                                                       55,000                          55,033
3.63%, 11/15/2007                                                          10,000                           9,734
CIT Group Inc
3.65%, 11/23/2007                                                          30,000                          29,169
                                                                                                 -----------------
                                                                                                93,936
                                                                                                 -----------------
Finance - Consumer Loans (0.26%)
American General Finance Corp
5.88%, 7/14/2006                                                          105,000                         105,011
HSBC Finance Corp
4.13%, 12/15/2008                                                          15,000                          14,496
6.75%, 5/15/2011                                                           95,000                          98,548
SLM Corp
4.00%, 1/15/2010                                                           40,000                          37,776
                                                                                                 -----------------
                                                                                               255,831
                                                                                                 -----------------
Finance - Credit Card (0.06%)
MBNA Corp
5.58%, 5/ 5/2008 (c)                                                       55,000                          55,396
                                                                                                 -----------------

Finance - Investment Banker & Broker (0.12%)
Goldman Sachs Group Inc
5.25%, 10/15/2013                                                          30,000                          28,745
JPMorgan Chase & Co
6.00%, 2/15/2009                                                           90,000                          90,537
                                                                                                 -----------------
                                                                                               119,282
                                                                                                 -----------------
Finance - Mortgage Loan/Banker (0.37%)
Countrywide Home Loans Inc
3.25%, 5/21/2008                                                           55,000                          52,623
Nationwide Building Society
4.25%, 2/ 1/2010 (b)                                                       60,000                          57,127

Residential Capital Corp
6.38%, 6/30/2010                                                           75,000                          73,979
SLM Student Loan Trust
5.12%, 10/25/2012 (c)                                                      34,563                          34,506
5.12%, 4/25/2013 (c)                                                      143,268                         143,222
                                                                                                 -----------------
                                                                                               361,457
                                                                                                 -----------------
Food - Miscellaneous/Diversified (0.06%)
ConAgra Foods Inc
7.00%, 10/ 1/2028                                                          15,000                          15,253
8.25%, 9/15/2030                                                           20,000                          23,047
General Mills Inc
3.88%, 11/30/2007                                                          25,000                          24,346
                                                                                                 -----------------
                                                                                                62,646
                                                                                                 -----------------
Food - Retail (0.03%)
Delhaize America Inc
9.00%, 4/15/2031                                                           30,000                          32,898
                                                                                                 -----------------

Gas - Distribution (0.03%)
Sempra Energy
4.62%, 5/17/2007                                                           30,000                          29,708
                                                                                                 -----------------

Home Equity - Other (1.49%)
ACE Securities Corp
5.64%, 5/25/2034 (c)                                                       90,098                          90,413
5.43%, 7/25/2035 (c)                                                       85,303                          85,316
Aegis Asset Backed Securities Trust
5.42%, 8/25/2035 (c)                                                       46,346                          46,348
5.43%, 10/25/2035 (c)                                                      90,693                          90,708
Asset Backed Funding Certificates
5.40%, 1/25/2035 (c)                                                        7,716                           7,715
Bear Stearns Asset Backed Securities Inc
5.52%, 9/25/2034 (c)                                                       63,462                          63,502
5.44%, 8/25/2035 (c)                                                       63,366                          63,379
5.44%, 11/25/2035 (c)                                                     110,512                         110,537
Citigroup Mortgage Loan Trust Inc
5.42%, 8/25/2036 (d)                                                      125,000                         125,000
Equifirst Mortgage Loan Trust
5.38%, 4/25/2035 (c)                                                       13,771                          13,771
GSAMP Trust
5.41%, 6/25/2035 (c)                                                       21,523                          21,525
5.41%, 6/25/2036 (d)                                                      125,000                         125,000
Master Asset Backed Securities Trust
5.41%, 3/25/2035 (c)                                                       16,048                          16,049
New Century Home Equity Loan Trust
5.85%, 11/25/2034 (c)                                                     125,000                         125,303
Novastar Home Equity Loan
5.44%, 6/25/2035 (c)                                                       20,984                          20,986
Option One Mortgage Loan Trust
5.62%, 11/25/2034 (c)                                                      70,868                          70,928
5.38%, 7/25/2046 (d)                                                      150,000                         150,000
Residential Asset Securities Corp
5.62%, 6/25/2032 (c)                                                      118,840                         118,869
Structured Asset Securities Corp
5.67%, 12/25/2034 (c)                                                      96,942                          97,027
Wells Fargo Home Equity Trust
5.49%, 2/25/2018 (c)                                                       11,212                          11,211
                                                                                                 -----------------
                                                                                             1,453,587
                                                                                                 -----------------

Hotels & Motels (0.04%)
Hyatt Equities LLC
6.88%, 6/15/2007 (b)                                                       35,000                          35,208
                                                                                                 -----------------

Insurance Brokers (0.07%)
Marsh & McLennan Cos Inc
5.38%, 7/15/2014                                                           55,000                          51,209
5.88%, 8/ 1/2033                                                           15,000                          13,028
                                                                                                 -----------------
                                                                                                64,237
                                                                                                 -----------------
Medical - HMO (0.10%)
Health Net Inc
8.38%, 4/15/2011 (c)                                                       60,000                          67,120
WellPoint Inc
3.75%, 12/14/2007                                                          10,000                           9,716
6.80%, 8/ 1/2012                                                           20,000                          20,824
                                                                                                 -----------------
                                                                                                97,660
                                                                                                 -----------------
Medical - Hospitals (0.08%)
HCA Inc
7.50%, 12/15/2023                                                          80,000                          74,156
                                                                                                 -----------------

Medical - Wholesale Drug Distribution (0.02%)
AmerisourceBergen Corp
5.63%, 9/15/2012 (b)                                                       20,000                          19,100
                                                                                                 -----------------

Multimedia (0.08%)
News America Inc
6.40%, 12/15/2035                                                          40,000                          36,996
Viacom Inc
6.88%, 4/30/2036 (b)                                                       40,000                          38,603
                                                                                                 -----------------
                                                                                                75,599
                                                                                                 -----------------
Non-hazardous Waste Disposal (0.01%)
Waste Management Inc
7.38%, 8/ 1/2010                                                           10,000                          10,548
                                                                                                 -----------------

Oil Company - Exploration & Production (0.01%)
Kerr-McGee Corp
5.88%, 9/15/2006                                                           10,000                           9,996
                                                                                                 -----------------

Pipelines (0.18%)
Consolidated Natural Gas Co
6.25%, 11/ 1/2011                                                          30,000                          30,293
5.00%, 12/ 1/2014                                                          25,000                          22,997
Kinder Morgan Energy Partners LP
5.13%, 11/15/2014                                                          15,000                          13,694
Kinder Morgan Finance Co ULC
5.70%, 1/ 5/2016                                                           45,000                          39,072
Panhandle Eastern Pipe Line
2.75%, 3/15/2007                                                           10,000                           9,787
Plains All American Pipeline LP
6.70%, 5/15/2036 (b)                                                       40,000                          38,988
Texas Eastern Transmission LP
7.00%, 7/15/2032                                                           20,000                          21,378
                                                                                                 -----------------
                                                                                               176,209
                                                                                                 -----------------
Poultry (0.01%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                           10,000                          10,400
                                                                                                 -----------------


Power Converter & Supply Equipment (0.03%)
Cooper Industries Inc
5.25%, 11/15/2012                                                          35,000                          33,846
                                                                                                 -----------------

Real Estate Operator & Developer (0.06%)
Brascan Corp
7.13%, 6/15/2012                                                           40,000                          42,140
EOP Operating LP
7.50%, 4/19/2029                                                           20,000                          21,010
                                                                                                 -----------------
                                                                                                63,150
                                                                                                 -----------------
REITS - Office Property (0.02%)
Reckson Operating Partnership LP
5.15%, 1/15/2011                                                           25,000                          24,000
                                                                                                 -----------------

Retail - Apparel & Shoe (0.02%)
Ltd Brands
6.95%, 3/ 1/2033                                                           25,000                          23,835
                                                                                                 -----------------

Retail - Major Department Store (0.05%)
May Department Stores Co/The
5.95%, 11/ 1/2008                                                          45,000                          45,063
                                                                                                 -----------------

Retail - Restaurants (0.02%)
Yum! Brands Inc
8.88%, 4/15/2011                                                           20,000                          22,275
                                                                                                 -----------------

Savings & Loans - Thrifts (0.07%)
Washington Mutual Bank
5.50%, 1/15/2013                                                           30,000                          29,119
Washington Mutual Inc
8.25%, 4/ 1/2010                                                           35,000                          37,530
                                                                                                 -----------------
                                                                                                66,649
                                                                                                 -----------------
Sovereign (0.05%)
Mexico Government International Bond
8.30%, 8/15/2031                                                           40,000                          46,200
                                                                                                 -----------------

Special Purpose Entity (0.28%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/2011 (b)                                                      110,000                         112,400
Farmers Exchange Capital
7.05%, 7/15/2028 (b)                                                      110,000                         105,255
Xlliac Global Funding
4.80%, 8/10/2010 (b)                                                       55,000                          52,823
                                                                                                 -----------------
                                                                                               270,478
                                                                                                 -----------------
Telephone - Integrated (0.39%)
AT&T Corp
7.30%, 11/15/2011 (c)                                                      12,000                          12,738
8.00%, 11/15/2031 (c)                                                      45,000                          51,665
AT&T Inc
6.15%, 9/15/2034                                                           25,000                          22,944
Deutsche Telekom International Finance
8.25%, 6/15/2030 (c)                                                       25,000                          28,864
France Telecom SA
8.50%, 3/ 1/2031 (c)                                                       40,000                          48,131
Sprint Capital Corp
6.00%, 1/15/2007                                                           30,000                          30,040
8.75%, 3/15/2032                                                            5,000                           6,030

Telecom Italia Capital SA
4.00%, 11/15/2008                                                          25,000                          23,982
4.00%, 1/15/2010                                                           30,000                          28,073
Telefonica Europe BV
8.25%, 9/15/2030                                                           25,000                          28,236
Verizon/New England
6.50%, 9/15/2011                                                           95,000                          95,030
                                                                                                 -----------------
                                                                                               375,733
                                                                                                 -----------------
Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
7.20%, 4/15/2012                                                           25,000                          25,765
                                                                                                 -----------------

Tobacco (0.04%)
Reynolds American Inc
7.25%, 6/ 1/2013 (b)                                                       40,000                          39,100
                                                                                                 -----------------

Transport - Rail (0.07%)
Burlington Northern and Santa Fe Railway
4.58%, 1/15/2021                                                           20,630                          19,279
Norfolk Southern Corp
7.35%, 5/15/2007                                                           30,000                          30,396
Union Pacific Corp
6.79%, 11/ 9/2007                                                          15,000                          15,194
                                                                                                 -----------------
                                                                                                64,869
                                                                                                 -----------------
Transport - Services (0.03%)
FedEx Corp
7.25%, 2/15/2011                                                           30,000                          31,623
                                                                                                 -----------------
TOTAL BONDS                                                                                   $         9,274,407
                                                                                                 -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (21.68%)
Federal Home Loan Mortgage Corporation
(FHLMC) (0.99%)
5.50%, 8/ 1/2021 (e)                                                      825,000                         808,243
7.50%, 10/ 1/2030                                                          41,550                          43,014
12.00%, 7/ 1/2010                                                          12,366                          13,276
12.00%, 7/ 1/2013                                                          21,641                          23,612
12.00%, 6/ 1/2015                                                          21,505                          23,535
11.50%, 10/ 1/2015                                                         26,485                          28,860
10.00%, 9/ 1/2017                                                          18,720                          19,769
                                                                                                 -----------------
                                                                                               960,309
                                                                                                 -----------------
Federal National Mortgage Association
(FNMA) (7.39%)
7.00%, 6/ 1/2032                                                          102,799                         105,313
7.00%, 10/ 1/2032                                                          64,586                          66,175
7.00%, 10/ 1/2034                                                          39,186                          40,138
7.00%, 4/ 1/2035                                                          119,246                         122,162
7.00%, 7/ 1/2035                                                          282,341                         288,881
7.00%, 8/ 1/2035                                                           38,413                          39,303
7.00%, 10/ 1/2035                                                         375,145                         383,835
7.00%, 7/ 1/2036 (e)                                                       25,000                          25,570
0.60%, 7/25/2036 (d)(f)                                                   175,000                         180,906
7.00%, 8/ 1/2036 (e)                                                    1,250,000                       1,277,344
8.00%, 2/ 1/2012                                                           18,970                          19,662
10.00%, 4/ 1/2016                                                          16,854                          17,939
7.00%, 4/ 1/2023                                                            2,878                           2,953
7.50%, 4/ 1/2030                                                            1,177                           1,221
7.50%, 6/ 1/2030                                                           64,301                          66,617
7.50%, 11/ 1/2030                                                          17,414                          18,041
7.50%, 2/ 1/2031                                                           23,580                          24,447
8.00%, 12/ 1/2031                                                           4,679                           4,940
8.50%, 5/ 1/2032                                                           73,398                          78,825
7.50%, 6/ 1/2032                                                           75,588                          78,170
6.50%, 12/ 1/2032                                                         233,029                         235,086
7.50%, 9/ 1/2035                                                          132,929                         137,718
7.00%, 12/ 1/2035                                                       1,134,204                       1,160,477
6.03%, 1/ 1/2036 (c)(d)                                                   495,635                         509,228
5.97%, 3/ 1/2036 (c)(d)                                                   251,075                         256,410
6.04%, 3/ 1/2036 (c)(d)                                                   249,160                         256,012
6.27%, 4/ 1/2036 (d)                                                      324,999                         335,865
6.45%, 4/ 1/2036 (c)(d)                                                   499,338                         521,809
0.78%, 5/ 1/2036 (d)                                                      249,436                         257,777
6.16%, 5/ 1/2036 (c)(d)                                                   249,900                         258,256
1.35%, 7/ 1/2036 (d)                                                      250,000                         258,516
5.36%, 7/ 1/2036 (d)                                                      175,000                         180,961
                                                                                                 -----------------
                                                                                             7,210,557
                                                                                                 -----------------
Government National Mortgage Association
(GNMA) (0.04%)
12.00%, 12/15/2012                                                         25,200                          27,808
10.50%, 4/15/2014                                                          11,719                          12,768
                                                                                                 -----------------
                                                                                                40,576
                                                                                                 -----------------
U.S. Treasury (13.26%)
4.63%, 2/29/2008                                                          500,000                         495,449
4.50%, 2/28/2011                                                        2,450,000                       2,388,941
3.88%, 2/15/2013                                                        1,955,000                       1,819,829
3.63%, 5/15/2013                                                        1,290,000                       1,179,998
4.25%, 8/15/2013                                                        2,250,000                       2,134,687
4.25%, 11/15/2013                                                       1,580,000                       1,495,198
4.00%, 2/15/2014                                                          575,000                         534,166
8.13%, 8/15/2019                                                          375,000                         474,756
8.13%, 8/15/2021                                                          525,000                         676,799
6.38%, 8/15/2027                                                          260,000                         295,120
5.50%, 8/15/2028                                                           25,000                          25,686
6.13%, 8/15/2029                                                        1,275,000                       1,417,641
                                                                                                 -----------------
                                                                                                       12,938,270
                                                                                                 -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS                                                                                   $        21,149,712
                                                                                                 -----------------
Total Investments                                                                             $        89,034,693
Other Assets in Excess of Liabilities,
   Net - 8.73%                                                                                          8,514,275
                                                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                                                    $        97,548,968
                                                                                                 =================
                                                                                                 -----------------

                                                                                                 =================

(a)  Non-Income Producing Security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $747,043 or 0.77% of net assets.

(c)  Variable Rate

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,590,740 or 3.68% of net assets.

(e) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(f)  Security   purchased  on  a  when-issued  basis.  See  Notes  to  Financial
     Statements.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                           $        11,642,495
Unrealized Depreciation                                   (2,537,183)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                  9,105,312
Cost for federal income tax purposes                       79,929,381


                                          SCHEDULE OF FUTURES CONTRACTS
                                                                                       Current                       Unrealized
                                              Number of          Original               Market                     Appreciation/
Type                                          Contracts            Value                Value                      (Depreciation)
--------------------------------------------- ---------- -------------------------- ----------------------------- -----------------
Buy:
Australia 10 Year Bond; September 2006           13                       $987,293                      $981,433          $(5,860)
FTSE 100 Index; September 2006                    7                       $731,660                      $754,156           $22,496
FTSE/JSE Top 40; September 2006.                 91                      2,226,208                     2,507,947           281,739
Hang Seng Index; July 2006                        6                        614,614                       630,244            15,630
Long Gilt; September 2006                         5                      1,018,912                     1,007,084          (11,828)
NASDAQ 100; September 2006                        3                        471,520                       477,450             5,930
SPI 200; September 2006                           9                        796,535                       849,189            52,654
Topix Index; September 2006                      43                      5,848,026                     5,978,961           130,935
U.S. 10 Year Note; September 2006                11                      1,157,694                     1,153,453           (4,241)
U.S. Long Bond; September 2006                    9                        958,947                       959,907               960
Sell:
DJ Euro Stoxx 50; September 2006                  9                        410,822                       421,420          (10,598)
S&P 500 eMini; September 2006                    18                      1,122,120                     1,151,460          (29,340)
S&P 500; September 2006                           3                        935,123                       959,551          (24,428)
S&P Mid 400 eMini; September 2006                 2                        146,855                       154,320           (7,465)

Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Sector                                                   Percent
----------------------------------------------- -----------------
Consumer, Non-cyclical                                    13.94%
Government                                                13.31%
Financial                                                 10.72%
Mortgage Securities                                        8.42%
Industrial                                                 7.34%
Communications                                             6.83%
Energy                                                     6.65%
Funds                                                      5.87%
Asset Backed Securities                                    5.51%
Technology                                                 5.06%
Consumer, Cyclical                                         4.34%
Utilities                                                  1.96%
Basic Materials                                            1.11%
Diversified                                                0.21%
Other Assets in Excess of Liabilities, Net                 8.73%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================

Other Assets Summary (unaudited)
----------------------------------------------- -----------------
Asset Type                                               Percent
----------------------------------------------- -----------------
Currency Contracts                                        41.96%
Futures                                                   18.44%


                                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS
          Foreign Currency             Delivery   Contracts   In           Value     Net Unrealized Appreciation
         Purchase Contracts              Date     to Accept   Exchange
                                                                 For
------------------------------------- ----------- ----------- ---------- ---------- ------------------------------

------------------------------------- ----------- ----------- ---------- ---------- ------------------------------
Euro                                  09/14/2006   3,961,645  $5,018,888 $5,091,309                       $72,421
British Pound                         09/14/2006   2,125,218  3,918,961  3,937,072                         18,111
Japanese Yen                          09/14/2006  695,318,859 6,144,252  6,150,889                          6,637
Australian Dollar                     09/14/2006   4,707,609  3,492,558  3,492,829                            271
Canadian Dollar                       09/14/2006   1,139,559  1,033,333  1,027,435                        (5,898)
Swiss Franc                           09/14/2006   1,037,857    849,890    854,760                          4,870
Chinese Renminbi                      01/18/2007  56,726,797  7,279,082  7,230,673                       (48,409)
Swedish Krona                         09/14/2006   2,805,398    384,067    392,140                          8,073
Singapore Dollar                      09/14/2006     246,244    154,924    156,331                          1,407

          Foreign Currency             Delivery   Contracts      In        Value     Net Unrealized Appreciation
           Sale Contracts                Date     to Deliver  Exchange
                                                                 For
------------------------------------- ----------- ----------- ---------- ---------- ------------------------------

------------------------------------- ----------- ----------- ---------- ---------- ------------------------------
Euro                                  09/14/2006   2,948,215 $3,730,934 $3,788,899                      $(57,965)
Swiss Franc                           09/14/2006   1,613,854  1,320,969  1,329,140                        (8,171)
Australian Dollar                     09/14/2006   3,647,894  2,703,055  2,706,569                        (3,514)
British Pound                         09/14/2006   1,929,120  3,555,662  3,573,791                       (18,129)
Japanese Yen                          09/14/2006 135,719,907  1,199,362  1,200,598                        (1,236)


See accompanying notes.

                            Schedule of Investments
                           June 30, 2006 (unaudited)
                                Balanced Account
                                                           Shares
                                                            Held                                      Value
                                                         --------- --------------------------- -------------------
COMMON STOCKS (63.58%)
Advertising Agencies (0.11%)
Omnicom Group Inc                                          1,351                           $             120,361
                                                                                               -------------------

Advertising Services (0.07%)
inVentiv Health Inc (a)                                       696                                          20,031
WPP Group PLC ADR (b)                                         981                                          59,144
                                                                                               -------------------
                                                                                                79,175
                                                                                               -------------------
Aerospace & Defense (0.84%)
Boeing Co                                                   3,127                                         256,133
General Dynamics Corp                                       4,974                                         325,598
Lockheed Martin Corp                                        3,500                                         251,090
Raytheon Co                                                 1,290                                          57,495
Teledyne Technologies Inc (a)                                 975                                          31,941
                                                                                               -------------------
                                                                                               922,257
                                                                                               -------------------
Aerospace & Defense Equipment (0.46%)
BE Aerospace Inc (a)(b)                                     1,390                                          31,776
DRS Technologies Inc                                          579                                          28,226
United Technologies Corp                                    7,079                                         448,950
                                                                                               -------------------
                                                                                               508,952
                                                                                               -------------------
Agricultural Operations (0.19%)
Archer-Daniels-Midland Co                                   4,920                                         203,098
                                                                                               -------------------

Airlines (0.06%)
Alaska Air Group Inc (a)                                      610                                          24,046
Continental Airlines Inc (a)(b)                             1,260                                          37,548
                                                                                               -------------------
                                                                                                61,594
                                                                                               -------------------
Apparel Manufacturers (0.32%)
Coach Inc (a)                                               6,459                                         193,124
Guess ? Inc (a)                                               940                                          39,245
Oxford Industries Inc                                         511                                          20,138
Phillips-Van Heusen                                           530                                          20,225
Polo Ralph Lauren Corp                                      1,400                                          76,860
                                                                                               -------------------
                                                                                               349,592
                                                                                               -------------------
Appliances (0.12%)
Whirlpool Corp                                              1,570                                         129,761
                                                                                               -------------------

Applications Software (1.15%)
Citrix Systems Inc (a)                                      4,850                                         194,679
Microsoft Corp                                             44,207                                       1,030,023
Nuance Communications Inc (a)                               1,522                                          15,311
Verint Systems Inc (a)                                        703                                          20,521
                                                                                               -------------------
                                                                                             1,260,534
                                                                                               -------------------
Athletic Footwear (0.20%)
Nike Inc                                                    2,743                                         222,183
                                                                                               -------------------

Audio & Video Products (0.13%)
Matsushita Electric Industrial Co Ltd ADR                   5,700                                         120,441
Pioneer Corp (a)(c)                                         1,700                                          27,452
                                                                                               -------------------
                                                                                               147,893
                                                                                               -------------------

Auto - Car & Light Trucks (0.28%)
Nissan Motor Co Ltd ADR (b)                                 4,325                                          95,063
Toyota Motor Corp ADR                                       2,015                                         210,749
                                                                                               -------------------
                                                                                               305,812
                                                                                               -------------------
Auto - Medium & Heavy Duty Trucks (0.09%)
Oshkosh Truck Corp                                          2,185                                         103,831
                                                                                               -------------------

Auto/Truck Parts & Equipment - Original (0.19%)
Johnson Controls Inc                                        1,630                                         134,019
Tenneco Inc (a)                                             1,680                                          43,680
TRW Automotive Holdings Corp (a)                              980                                          26,734
                                                                                               -------------------
                                                                                               204,433
                                                                                               -------------------
Beverages - Non-alcoholic (1.13%)
Coca-Cola Co/The                                           11,808                                         507,980
Hansen Natural Corp (a)(b)                                    275                                          52,352
PepsiCo Inc                                                11,224                                         673,889
                                                                                               -------------------
                                                                                             1,234,221
                                                                                               -------------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp                                             550                                          39,298
Diageo PLC ADR                                                846                                          57,147
                                                                                               -------------------
                                                                                                96,445
                                                                                               -------------------
Brewery (0.08%)
Anheuser-Busch Cos Inc                                      1,060                                          48,325
SABMiller PLC ADR                                           2,005                                          35,890
                                                                                               -------------------
                                                                                                84,215
                                                                                               -------------------
Building - Mobil Home & Manufactured
Housing (0.04%)
Champion Enterprises Inc (a)                                1,720                                          18,989
Thor Industries Inc (b)                                       575                                          27,859
                                                                                               -------------------
                                                                                                46,848
                                                                                               -------------------
Building - Residential & Commercial (0.01%)
Technical Olympic USA Inc                                     764                                          10,971
                                                                                               -------------------

Building & Construction Products -
Miscellaneous (0.05%)
NCI Building Systems Inc (a)                                  510                                          27,117
USG Corp (a)(b)                                               350                                          25,525
                                                                                               -------------------
                                                                                                52,642
                                                                                               -------------------
Building Products - Cement & Aggregate (0.47%)
CRH PLC ADR                                                 3,641                                         121,209
Eagle Materials Inc                                         1,276                                          60,610
Florida Rock Industries Inc                                 2,615                                         129,887
Martin Marietta Materials Inc                               1,845                                         168,172
Texas Industries Inc                                          673                                          35,736
                                                                                               -------------------
                                                                                               515,614
                                                                                               -------------------
Building Products - Light Fixtures (0.03%)
Genlyte Group Inc (a)                                         522                                          37,808
                                                                                               -------------------

Building Products - Wood (0.02%)
Universal Forest Products Inc (b)                             417                                          26,158
                                                                                               -------------------

Cable TV (0.19%)
Comcast Corp (a)                                            2,820                                          92,327
DIRECTV Group Inc/The (a)(b)                                5,730                                          94,545
Lodgenet Entertainment Corp (a)                             1,276                                          23,797
                                                                                               -------------------
                                                                                               210,669
                                                                                               -------------------

Canada (0.08%)
Inco Ltd (b)                                                1,264                                          83,298
                                                                                               -------------------

Casino Hotels (0.05%)
MGM Mirage (a)(b)                                           1,350                                          55,080
                                                                                               -------------------

Casino Services (0.14%)
International Game Technology                               4,187                                         158,855
                                                                                               -------------------

Cellular Telecommunications (0.18%)
Syniverse Holdings Inc (a)(b)                               1,060                                          15,582
Vodafone Group PLC ADR                                      8,584                                         182,839
                                                                                               -------------------
                                                                                               198,421
                                                                                               -------------------
Chemicals - Diversified (0.20%)
Arkema ADR (a)                                                 68                                           2,628
BASF AG ADR                                                   787                                          63,188
Celanese Corp                                               1,230                                          25,117
FMC Corp                                                    1,014                                          65,291
Rohm & Haas Co (b)                                          1,348                                          67,562
                                                                                               -------------------
                                                                                               223,786
                                                                                               -------------------
Chemicals - Specialty (0.09%)
Albemarle Corp                                                680                                          32,558
Arch Chemicals Inc                                            649                                          23,397
Sigma-Aldrich Corp (b)                                        600                                          43,584
                                                                                               -------------------
                                                                                                99,539
                                                                                               -------------------
Circuit Boards (0.02%)
Park Electrochemical Corp                                     893                                          22,995
                                                                                               -------------------

Coatings & Paint (0.13%)
Sherwin-Williams Co/The                                     2,405                                         114,189
Valspar Corp                                                1,050                                          27,731
                                                                                               -------------------
                                                                                               141,920
                                                                                               -------------------
Collectibles (0.01%)
RC2 Corp (a)                                                  396                                          15,309
                                                                                               -------------------

Commercial Banks (2.04%)
ABN AMRO Holding NV ADR                                     6,013                                         164,516
Alabama National Bancorporation                               480                                          32,712
AmSouth Bancorp                                             7,118                                         188,271
Bancfirst Corp                                                174                                           7,786
Banco Santander Central Hispano SA ADR                     12,132                                         177,370
Bank of Hawaii Corp (b)                                     1,298                                          64,381
Bank of Ireland ADR                                         1,510                                         108,494
Bank of Nova Scotia (b)                                     3,140                                         124,815
Barclays PLC ADR (b)                                        4,409                                         201,844
BNP Paribas ADR                                             5,800                                         276,080
BOK Financial Corp (b)                                         66                                           3,278
Capital Corp of the West                                      182                                           5,824
Center Financial Corp                                         437                                          10,331
Central Pacific Financial Corp                                671                                          25,968
City Holding Co                                               346                                          12,504
Colonial BancGroup Inc/The                                  4,134                                         106,161
Columbia Banking System Inc                                   190                                           7,102
Community Bancorp/NV (a)                                       63                                           1,958
Compass Bancshares Inc                                        710                                          39,476
Corus Bankshares Inc                                        1,894                                          49,585
Cullen/Frost Bankers Inc                                    1,288                                          73,802

East West Bancorp Inc                                       3,711                                         140,684
First Community Bancorp Inc/CA                                740                                          43,719
First Midwest Bancorp Inc/IL                                  703                                          26,067
First State Bancorporation/NM                                 300                                           7,134
HBOS PLC ADR (b)                                              998                                          52,195
IBERIABANK Corp                                               125                                           7,193
National Bank of Greece SA ADR (b)                          8,548                                          68,384
Old Second Bancorp Inc                                        223                                           6,913
Placer Sierra Bancshares                                      267                                           6,192
Preferred Bank/Los Angeles CA                                  61                                           3,270
Sky Financial Group Inc                                     1,060                                          25,027
Southwest Bancorp Inc/Stillwater OK                           152                                           3,876
Toronto-Dominion Bank (b)                                   2,433                                         123,523
Vineyard National Bancorp (b)                               1,372                                          36,907
                                                                                               -------------------
                                                                                             2,233,342
                                                                                               -------------------
Commercial Services (0.01%)
Steiner Leisure Ltd (a)                                       250                                           9,882
                                                                                               -------------------

Commercial Services - Finance (0.25%)
Equifax Inc                                                 4,650                                         159,681
Paychex Inc                                                 1,775                                          69,190
Wright Express Corp (a)                                     1,719                                          49,404
                                                                                               -------------------
                                                                                               278,275
                                                                                               -------------------
Computer Aided Design (0.25%)
Ansys Inc (a)(b)                                              507                                          24,245
Aspen Technology Inc (a)                                      630                                           8,266
Autodesk Inc (a)                                            6,512                                         224,403
Parametric Technology Corp (a)                              1,264                                          16,065
                                                                                               -------------------
                                                                                               272,979
                                                                                               -------------------
Computer Graphics (0.04%)
Trident Microsystems Inc (a)                                2,195                                          41,661
                                                                                               -------------------

Computer Services (0.06%)
Ceridian Corp (a)                                           1,325                                          32,383
SI International Inc (a)                                      430                                          13,184
SYKES Enterprises Inc (a)                                   1,077                                          17,404
                                                                                               -------------------
                                                                                                62,971
                                                                                               -------------------
Computers (1.33%)
Apple Computer Inc (a)                                      5,614                                         320,672
Dell Inc (a)                                                5,343                                         130,423
Hewlett-Packard Co                                         19,170                                         607,305
International Business Machines Corp                        5,124                                         393,626
                                                                                               -------------------
                                                                                             1,452,026
                                                                                               -------------------
Computers - Integrated Systems (0.13%)
NCR Corp (a)                                                3,880                                         142,163
                                                                                               -------------------

Computers - Memory Devices (0.02%)
M-Systems Flash Disk Pioneers (a)(b)                          931                                          27,586
                                                                                               -------------------

Computers  -Memory Devices (0.27%)
Imation Corp                                                  700                                          28,735
Komag Inc (a)(b)                                              500                                          23,090
Seagate Technology                                          2,200                                          49,808
TDK Corp ADR (b)                                              950                                          71,991
Western Digital Corp (a)                                    4,501                                          89,165
Xyratex Ltd (a)                                             1,100                                          29,095
                                                                                               -------------------
                                                                                               291,884
                                                                                               -------------------

                                                                                               -------------------
Computers - Peripheral Equipment (0.14%)
Lexmark International Inc (a)                               2,754                                         153,756
                                                                                               -------------------

Consulting Services (0.04%)
FTI Consulting Inc (a)                                      1,470                                          39,352
                                                                                               -------------------

Consumer Products - Miscellaneous (0.14%)
Central Garden and Pet Co (a)                                 910                                          39,176
Kimberly-Clark Corp                                           700                                          43,190
Scotts Miracle-Gro Co/The                                   1,635                                          69,193
                                                                                               -------------------
                                                                                               151,559
                                                                                               -------------------
Containers - Metal & Glass (0.02%)
Silgan Holdings Inc                                           680                                          25,167
                                                                                               -------------------

Cosmetics & Toiletries (1.07%)
Colgate-Palmolive Co                                        4,430                                         265,357
Parlux Fragrances Inc (a)(b)                                1,176                                          11,396
Procter & Gamble Co                                        16,132                                         896,939
                                                                                               -------------------
                                                                                             1,173,692
                                                                                               -------------------
Data Processing & Management (0.23%)
Automatic Data Processing Inc                                 771                                          34,965
Global Payments Inc                                         4,410                                         214,105
                                                                                               -------------------
                                                                                               249,070
                                                                                               -------------------
Decision Support Software (0.02%)
SPSS Inc (a)                                                  713                                          22,916
                                                                                               -------------------

Diagnostic Equipment (0.03%)
Immucor Inc (a)                                             1,630                                          31,345
                                                                                               -------------------

Diagnostic Kits (0.15%)
Dade Behring Holdings Inc                                   3,495                                         145,532
Meridian Bioscience Inc                                       970                                          24,201
                                                                                               -------------------
                                                                                               169,733
                                                                                               -------------------
Direct Marketing (0.02%)
Harte-Hanks Inc                                             1,010                                          25,896
                                                                                               -------------------

Distribution & Wholesale (0.19%)
Central European Distribution Corp (a)(b)                     769                                          19,348
Genuine Parts Co                                            2,050                                          85,403
United Stationers Inc (a)                                     740                                          36,497
Watsco Inc                                                    390                                          23,330
WESCO International Inc (a)                                   600                                          41,400
                                                                                               -------------------
                                                                                               205,978
                                                                                               -------------------
Diversified Manufacturing Operations (2.36%)
3M Co                                                       2,567                                         207,337
AO Smith Corp (b)                                             673                                          31,200
Cooper Industries Ltd                                       1,135                                         105,464
Dover Corp                                                  3,088                                         152,640
Eaton Corp                                                    900                                          67,860
EnPro Industries Inc (a)                                      621                                          20,866
General Electric Co                                        43,464                                       1,432,573
Honeywell International Inc                                   500                                          20,150
Ingersoll-Rand Co Ltd                                       3,420                                         146,308
ITT Industries Inc                                          3,414                                         168,993
Parker Hannifin Corp                                        2,384                                         184,998

Siemens AG ADR                                                518                                          44,973
                                                                                               -------------------
                                                                                             2,583,362
                                                                                               -------------------
Diversified Minerals (0.25%)
Anglo American PLC ADR (b)                                  3,800                                          77,672
BHP Billiton Ltd ADR (b)                                    4,610                                         198,553
                                                                                               -------------------
                                                                                               276,225
                                                                                               -------------------
Diversified Operations (0.08%)
Tomkins Plc ADR (b)                                         4,333                                          93,376
                                                                                               -------------------

Diversified Operations & Commercial
Services (0.04%)
Chemed Corp                                                   766                                          41,770
                                                                                               -------------------

Drug Delivery Systems (0.09%)
Hospira Inc (a)                                             2,330                                         100,050
                                                                                               -------------------

E-Commerce - Products (0.03%)
Nutri/System Inc (a)(b)                                       592                                          36,781
                                                                                               -------------------

Educational Software (0.00%)
Blackboard Inc (a)                                            107                                           3,099
                                                                                               -------------------

Electric - Distribution (0.11%)
National Grid PLC ADR                                       2,198                                         118,824
                                                                                               -------------------

Electric - Integrated (2.07%)
Allegheny Energy Inc (a)                                    6,142                                         227,684
Allete Inc                                                  1,110                                          52,558
Alliant Energy Corp                                           960                                          32,928
Duke Energy Corp                                            9,272                                         272,319
E.ON AG ADR                                                 3,147                                         120,687
Enel SpA ADR                                                1,780                                          76,576
FirstEnergy Corp                                            5,120                                         277,555
FPL Group Inc (b)                                           1,650                                          68,277
MDU Resources Group Inc                                     2,414                                          88,377
OGE Energy Corp                                             3,527                                         123,551
PG&E Corp                                                   1,810                                          71,097
PNM Resources Inc                                           1,138                                          28,404
PPL Corp                                                    8,491                                         274,259
RWE AG ADR (b)                                                901                                          75,008
TXU Corp                                                    6,678                                         399,278
Westar Energy Inc                                           2,063                                          43,426
Xcel Energy Inc                                             2,060                                          39,511
                                                                                               -------------------
                                                                                             2,271,495
                                                                                               -------------------
Electric Products - Miscellaneous (0.41%)
Ametek Inc                                                  1,725                                          81,730
Emerson Electric Co                                         2,310                                         193,601
Hitachi Ltd ADR                                             1,369                                          90,450
Sharp Corp ADR                                              5,026                                          79,411
                                                                                               -------------------
                                                                                               445,192
                                                                                               -------------------
Electronic Components - Semiconductors (1.44%)
Advanced Micro Devices Inc (a)                              2,960                                          72,283
Broadcom Corp (a)                                           5,502                                         165,335
Diodes Inc (a)                                                584                                          24,201
Freescale Semiconductor Inc - B Shares (a)                  4,910                                         144,354
Intel Corp                                                 21,836                                         413,792
MEMC Electronic Materials Inc (a)                           2,746                                         102,975
Microsemi Corp (a)                                          1,912                                          46,615

National Semiconductor Corp                                 2,360                                          56,286
Nvidia Corp (a)                                             5,700                                         121,353
ON Semiconductor Corp (a)(b)                                5,544                                          32,599
QLogic Corp (a)                                             2,770                                          47,755
Supertex Inc (a)                                              443                                          17,693
Texas Instruments Inc                                      10,540                                         319,257
Zoran Corp (a)                                                630                                          15,334
                                                                                               -------------------
                                                                                             1,579,832
                                                                                               -------------------
Electronic Connectors (0.11%)
Thomas & Betts Corp (a)                                     2,410                                         123,633
                                                                                               -------------------

Electronic Design Automation (0.01%)
Ansoft Corp (a)(b)                                            384                                           7,864
                                                                                               -------------------

Electronic Measurement Instruments (0.14%)
Itron Inc (a)(b)                                              463                                          27,438
Tektronix Inc                                                 586                                          17,240
Trimble Navigation Ltd (a)                                  2,380                                         106,243
                                                                                               -------------------
                                                                                               150,921
                                                                                               -------------------
Electronic Parts Distribution (0.03%)
Avnet Inc (a)                                               1,799                                          36,016
                                                                                               -------------------

Electronics - Military (0.03%)
L-3 Communications Holdings Inc                               370                                          27,905
                                                                                               -------------------

E-Marketing & Information (0.03%)
aQuantive Inc (a)                                           1,284                                          32,524
                                                                                               -------------------

Enterprise Software & Services (0.35%)
BEA Systems Inc (a)                                        12,250                                         160,353
Hyperion Solutions Corp (a)                                   909                                          25,088
Informatica Corp (a)(b)                                     1,900                                          25,004
JDA Software Group Inc (a)                                  1,077                                          15,110
Oracle Corp (a)                                             8,094                                         117,282
Packeteer Inc (a)                                           1,225                                          13,892
Sybase Inc (a)                                              1,110                                          21,534
                                                                                               -------------------
                                                                                               378,263
                                                                                               -------------------
E-Services - Consulting (0.04%)
Digital Insight Corp (a)(b)                                 1,182                                          40,531
                                                                                               -------------------

Finance - Auto Loans (0.06%)
AmeriCredit Corp (a)                                        2,345                                          65,472
                                                                                               -------------------

Finance - Commercial (0.12%)
CIT Group Inc                                               2,570                                         134,385
                                                                                               -------------------

Finance - Credit Card (0.38%)
American Express Co                                         4,432                                         235,871
Capital One Financial Corp                                  2,170                                         185,427
                                                                                               -------------------
                                                                                               421,298
                                                                                               -------------------
Finance - Investment Banker & Broker (3.78%)
Bear Stearns Cos Inc/The                                    1,720                                         240,938
Citigroup Inc                                              22,975                                       1,108,314
Credit Suisse Group ADR                                     4,100                                         229,559
E*Trade Financial Corp (a)                                  1,750                                          39,935
Goldman Sachs Group Inc                                     3,555                                         534,779
Greenhill & Co Inc (b)                                        222                                          13,489
Investment Technology Group Inc (a)                           451                                          22,938
JPMorgan Chase & Co                                        12,708                                         533,736
Lehman Brothers Holdings Inc                                6,168                                         401,845
Merrill Lynch & Co Inc                                      5,200                                         361,712
Morgan Stanley                                              4,745                                         299,931
Nomura Holdings Inc ADR                                     6,255                                         117,594
optionsXpress Holdings Inc                                    700                                          16,317
UBS AG                                                      2,019                                         221,484
                                                                                               -------------------
                                                                                             4,142,571
                                                                                               -------------------
Finance - Leasing Company (0.00%)
Financial Federal Corp                                        184                                           5,117
                                                                                               -------------------

Finance - Mortgage Loan/Banker (0.45%)
Countrywide Financial Corp                                  1,850                                          70,448
Fannie Mae                                                  6,492                                         312,265
Freddie Mac                                                   470                                          26,795
IndyMac Bancorp Inc                                         1,800                                          82,530
                                                                                               -------------------
                                                                                               492,038
                                                                                               -------------------
Financial Guarantee Insurance (0.25%)
MGIC Investment Corp                                        3,264                                         212,160
Radian Group Inc                                              750                                          46,335
Triad Guaranty Inc (a)                                        252                                          12,318
                                                                                               -------------------
                                                                                               270,813
                                                                                               -------------------
Food - Miscellaneous/Diversified (0.56%)
Campbell Soup Co                                            3,420                                         126,916
General Mills Inc                                           3,460                                         178,743
Kellogg Co                                                  4,490                                         217,451
Nestle SA ADR                                               1,220                                          95,038
                                                                                               -------------------
                                                                                               618,148
                                                                                               -------------------
Food - Retail (0.27%)
Kroger Co/The                                               9,950                                         217,507
Tesco PLC ADR (b)                                           4,238                                          79,039
                                                                                               -------------------
                                                                                               296,546
                                                                                               -------------------
Food - Wholesale & Distribution (0.01%)
Nash Finch Co (b)                                             607                                          12,923
                                                                                               -------------------

Footwear & Related Apparel (0.02%)
Wolverine World Wide Inc                                    1,140                                          26,596
                                                                                               -------------------

Gambling (Non-Hotel) (0.02%)
Pinnacle Entertainment Inc (a)                                817                                          25,041
                                                                                               -------------------

Garden Products (0.05%)
Toro Co                                                     1,075                                          50,202
                                                                                               -------------------

Gas - Distribution (0.13%)
AGL Resources Inc                                             800                                          30,496
Energen Corp                                                2,021                                          77,627
UGI Corp                                                    1,213                                          29,864
                                                                                               -------------------
                                                                                               137,987
                                                                                               -------------------
Germany (0.07%)
SAP AG ADR                                                  1,425                                          74,841
                                                                                               -------------------

Home Decoration Products (0.11%)
Newell Rubbermaid Inc                                       4,767                                         123,132
                                                                                               -------------------


Hotels & Motels (0.05%)
Starwood Hotels & Resorts Worldwide Inc                       875                                          52,798
                                                                                               -------------------

Human Resources (0.05%)
Korn/Ferry International (a)                                1,305                                          25,565
Labor Ready Inc (a)(b)                                      1,144                                          25,912
                                                                                               -------------------
                                                                                                51,477
                                                                                               -------------------
Identification Systems - Development (0.03%)
Metrologic Instruments Inc (a)(b)                           1,876                                          28,159
                                                                                               -------------------

Import & Export (0.18%)
Mitsubishi Corp ADR                                         5,080                                         200,660
                                                                                               -------------------

Independent Power Producer (0.03%)
NRG Energy Inc (a)                                            790                                          38,062
                                                                                               -------------------

Industrial Automation & Robots (0.15%)
Rockwell Automation Inc                                     2,320                                         167,063
                                                                                               -------------------

Instruments - Controls (0.08%)
Mettler Toledo International Inc (a)                        1,506                                          91,218
                                                                                               -------------------

Instruments - Scientific (0.04%)
Applera Corp - Applied Biosystems Group (b)                 1,220                                          39,467
                                                                                               -------------------

Internet Application Software (0.03%)
WebEx Communications Inc (a)                                  884                                          31,417
                                                                                               -------------------

Internet Connectivity Services (0.01%)
Redback Networks Inc (a)                                      820                                          15,039
                                                                                               -------------------

Internet Security (0.11%)
Internet Security Systems (a)(b)                              730                                          13,760
McAfee Inc (a)                                              4,270                                         103,633
                                                                                               -------------------
                                                                                               117,393
                                                                                               -------------------
Internet Telephony (0.05%)
j2 Global Communications Inc (a)                            1,660                                          51,825
                                                                                               -------------------

Investment Companies (0.02%)
Ares Capital Corp (b)                                       1,562                                          26,445
                                                                                               -------------------

Investment Management & Advisory
Services (0.46%)
Ameriprise Financial Inc                                    1,150                                          51,371
Franklin Resources Inc                                      2,715                                         235,689
Nuveen Investments Inc                                      1,800                                          77,490
T Rowe Price Group Inc                                      3,620                                         136,872
                                                                                               -------------------
                                                                                               501,422
                                                                                               -------------------
Korea, Republic Of (0.13%)
Kookmin Bank ADR                                            1,031                                          85,635
POSCO ADR                                                     797                                          53,319
                                                                                               -------------------
                                                                                               138,954
                                                                                               -------------------
Lasers - Systems & Components (0.03%)
Cymer Inc (a)                                                 730                                          33,916
                                                                                               -------------------

Life & Health Insurance (0.89%)
AmerUs Group Co                                               991                                          58,023

Cigna Corp                                                  2,391                                         235,537
Delphi Financial Group                                        745                                          27,088
Lincoln National Corp                                       3,600                                         203,184
Prudential Financial Inc                                    5,205                                         404,429
Stancorp Financial Group Inc                                  826                                          42,052
                                                                                               -------------------
                                                                                               970,313
                                                                                               -------------------
Machinery - Construction & Mining (0.48%)
Astec Industries Inc (a)                                    1,170                                          39,920
Bucyrus International Inc                                     570                                          28,785
Caterpillar Inc                                             2,838                                         211,374
JLG Industries Inc                                          2,428                                          54,630
Joy Global Inc                                              2,820                                         146,894
Terex Corp (a)                                                440                                          43,428
                                                                                               -------------------
                                                                                               525,031
                                                                                               -------------------
Machinery - General Industry (0.08%)
Gardner Denver Inc (a)(b)                                   1,116                                          42,966
Manitowoc Co Inc/The                                          650                                          28,925
Middleby Corp (a)                                             246                                          21,294
                                                                                               -------------------
                                                                                                93,185
                                                                                               -------------------
Machinery Tools & Related Products (0.03%)
Kennametal Inc                                                520                                          32,370
                                                                                               -------------------

Medical - Biomedical/Gene (0.80%)
Amgen Inc (a)                                               7,410                                         483,354
Genentech Inc (a)                                           1,490                                         121,882
Genzyme Corp (a)                                            3,565                                         217,643
Lexicon Genetics Inc (a)                                    2,345                                          10,295
Myriad Genetics Inc (a)(b)                                  1,247                                          31,487
SuperGen Inc (a)                                            2,785                                          10,109
                                                                                               -------------------
                                                                                               874,770
                                                                                               -------------------
Medical - Drugs (2.84%)
Abbott Laboratories                                         5,816                                         253,636
Adams Respiratory Therapeutics Inc (a)(b)                     880                                          39,265
Allergan Inc                                                1,793                                         192,317
AstraZeneca PLC ADR                                         1,289                                          77,108
Cubist Pharmaceuticals Inc (a)(b)                             928                                          23,367
Eisai Co Ltd ADR                                            2,912                                         130,749
Eli Lilly & Co                                              2,700                                         149,229
GlaxoSmithKline PLC ADR                                     1,418                                          79,124
King Pharmaceuticals Inc (a)                                4,260                                          72,420
Merck & Co Inc                                             11,525                                         419,856
Novartis AG ADR                                             2,661                                         143,481
Pfizer Inc                                                 31,095                                         729,800
Roche Holding AG ADR                                        1,080                                          89,262
Sanofi-Aventis ADR                                          1,649                                          80,306
Schering-Plough Corp                                        7,490                                         142,535
Viropharma Inc (a)(b)                                       1,478                                          12,740
Wyeth                                                      10,280                                         456,535
Zymogenetics Inc (a)                                          770                                          14,607
                                                                                               -------------------
                                                                                             3,106,337
                                                                                               -------------------
Medical - Generic Drugs (0.11%)
Barr Pharmaceuticals Inc (a)                                2,640                                         125,902
                                                                                               -------------------

Medical - HMO (1.05%)
Aetna Inc                                                   7,377                                         294,564
Centene Corp (a)                                            1,238                                          29,130
Coventry Health Care Inc (a)                                1,645                                          90,376

Humana Inc (a)                                                850                                          45,645
Sierra Health Services Inc (a)(b)                             752                                          33,863
UnitedHealth Group Inc                                      8,525                                         381,749
WellPoint Inc (a)                                           3,730                                         271,432
                                                                                               -------------------
                                                                                             1,146,759
                                                                                               -------------------
Medical - Hospitals (0.02%)
United Surgical Partners International (a)                    593                                          17,832
                                                                                               -------------------

Medical - Wholesale Drug Distribution (0.06%)
AmerisourceBergen Corp                                      1,500                                          62,880
                                                                                               -------------------

Medical Imaging Systems (0.01%)
IRIS International Inc (a)                                  1,210                                          15,924
                                                                                               -------------------

Medical Instruments (0.18%)
Kyphon Inc (a)                                                723                                          27,734
Medtronic Inc                                               2,272                                         106,602
St Jude Medical Inc (a)                                     1,675                                          54,304
Symmetry Medical Inc (a)                                      750                                          11,550
                                                                                               -------------------
                                                                                               200,190
                                                                                               -------------------
Medical Laboratory & Testing Service (0.09%)
Quest Diagnostics Inc                                       1,610                                          96,471
                                                                                               -------------------

Medical Laser Systems (0.02%)
Palomar Medical Technologies Inc (a)(b)                       454                                          20,716
                                                                                               -------------------

Medical Products (0.77%)
Becton Dickinson & Co                                       1,850                                         113,091
Haemonetics Corp/Mass (a)                                     336                                          15,627
Johnson & Johnson                                          11,207                                         671,524
Syneron Medical Ltd (a)(b)                                    713                                          14,887
Viasys Healthcare Inc (a)                                   1,260                                          32,256
                                                                                               -------------------
                                                                                               847,385
                                                                                               -------------------
Metal - Copper (0.18%)
Phelps Dodge Corp                                           2,367                                         194,473
                                                                                               -------------------

Metal - Diversified (0.22%)
Freeport-McMoRan Copper & Gold Inc                          4,446                                         246,353
                                                                                               -------------------

Metal Processors & Fabrication (0.19%)
Commercial Metals Co                                        2,234                                          57,414
Precision Castparts Corp                                    2,480                                         148,205
                                                                                               -------------------
                                                                                               205,619
                                                                                               -------------------
Multi-line Insurance (1.92%)
Allstate Corp/The                                           5,400                                         295,542
American Financial Group Inc/OH                               986                                          42,299
American International Group Inc                            8,024                                         473,817
Assurant Inc                                                2,500                                         121,000
AXA SA ADR (b)                                              3,854                                         126,334
Genworth Financial Inc                                      3,510                                         122,288
Hartford Financial Services Group Inc                       3,570                                         302,022
HCC Insurance Holdings Inc                                    800                                          23,552
ING Groep NV ADR                                            3,489                                         137,188
Metlife Inc                                                 6,460                                         330,817
Zurich Financial Services AG ADR                            5,900                                         125,965
                                                                                               -------------------
                                                                                             2,100,824
                                                                                               -------------------

Multimedia (1.11%)
Journal Communications Inc                                  1,705                                          19,164
McGraw-Hill Cos Inc/The                                     5,266                                         264,511
News Corp                                                  18,955                                         363,557
Time Warner Inc                                            16,500                                         285,450
Viacom Inc (a)                                                295                                          10,573
Vivendi SA ADR                                              1,751                                          61,127
Walt Disney Co                                              7,045                                         211,350
                                                                                               -------------------
                                                                                             1,215,732
                                                                                               -------------------
Music (0.03%)
Warner Music Group Corp                                       970                                          28,596
                                                                                               -------------------

Networking Products (0.70%)
Anixter International Inc (b)                                 528                                          25,059
Cisco Systems Inc (a)                                      35,904                                         701,205
Polycom Inc (a)                                             2,023                                          44,344
                                                                                               -------------------
                                                                                               770,608
                                                                                               -------------------
Non-Ferrous Metals (0.04%)
RTI International Metals Inc (a)                              720                                          40,205
                                                                                               -------------------

Office Automation & Equipment (0.14%)
Canon Inc ADR                                               2,071                                         151,742
                                                                                               -------------------

Office Furnishings - Original (0.04%)
Herman Miller Inc                                           1,625                                          41,876
                                                                                               -------------------

Office Supplies & Forms (0.14%)
Avery Dennison Corp                                         1,970                                         114,378
John H Harland Co (b)                                         878                                          38,193
                                                                                               -------------------
                                                                                               152,571
                                                                                               -------------------
Oil - Field Services (0.90%)
Baker Hughes Inc                                            3,124                                         255,699
Global Industries Ltd (a)(b)                                2,440                                          40,748
Halliburton Co                                              3,489                                         258,919
Helix Energy Solutions Group Inc (a)                        1,130                                          45,607
Oceaneering International Inc (a)                           1,300                                          59,605
Schlumberger Ltd                                            4,210                                         274,113
Superior Energy Services (a)                                1,390                                          47,121
                                                                                               -------------------
                                                                                               981,812
                                                                                               -------------------
Oil & Gas Drilling (0.41%)
ENSCO International Inc                                     3,200                                         147,264
Grey Wolf Inc (a)(b)                                        6,499                                          50,042
Helmerich & Payne Inc                                       2,160                                         130,162
Rowan Cos Inc                                               2,869                                         102,108
Todco (b)                                                     550                                          22,467
                                                                                               -------------------
                                                                                               452,043
                                                                                               -------------------
Oil Company - Exploration & Production (0.23%)
KCS Energy Inc (a)                                          1,589                                          47,193
Penn Virginia Corp (b)                                        326                                          22,781
St Mary Land & Exploration Co                               1,240                                          49,910
Talisman Energy Inc                                         4,035                                          70,532
Unit Corp (a)                                                 463                                          26,340
W&T Offshore Inc (b)                                          908                                          35,312
                                                                                               -------------------
                                                                                               252,068
                                                                                               -------------------
Oil Company - Integrated (3.88%)
BP PLC ADR                                                    677                                          47,126
Chevron Corp                                               12,171                                         755,332
ConocoPhillips                                              7,325                                         480,007
ENI SpA ADR (b)                                             2,517                                         147,874
Exxon Mobil Corp                                           30,039                                       1,842,893
Marathon Oil Corp                                           2,510                                         209,083
Occidental Petroleum Corp                                   3,601                                         369,283
Repsol YPF SA ADR                                           2,640                                          74,078
Statoil ASA ADR                                             5,100                                         145,452
Total SA ADR                                                2,750                                         180,180
                                                                                               -------------------
                                                                                             4,251,308
                                                                                               -------------------
Oil Field Machinery & Equipment (0.34%)
Cameron International Corp (a)                              3,170                                         151,431
Grant Prideco Inc (a)                                       2,815                                         125,971
National Oilwell Varco Inc (a)                              1,506                                          95,360
                                                                                               -------------------
                                                                                               372,762
                                                                                               -------------------
Oil Refining & Marketing (0.21%)
Frontier Oil Corp                                           1,404                                          45,490
Holly Corp                                                    594                                          28,631
Valero Energy Corp                                          2,414                                         160,579
                                                                                               -------------------
                                                                                               234,700
                                                                                               -------------------
Optical Supplies (0.04%)
Alcon Inc                                                     450                                          44,347
                                                                                               -------------------

Paper & Related Products (0.12%)
Temple-Inland Inc                                           3,081                                         132,082
                                                                                               -------------------

Pharmacy Services (0.29%)
Caremark Rx Inc                                             6,282                                         313,283
                                                                                               -------------------

Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (a)                               664                                          30,079
                                                                                               -------------------

Pipelines (0.19%)
National Fuel Gas Co                                        1,250                                          43,925
Questar Corp                                                2,099                                         168,949
                                                                                               -------------------
                                                                                               212,874
                                                                                               -------------------
Poultry (0.04%)
Pilgrim's Pride Corp                                        1,533                                          39,551
                                                                                               -------------------

Power Converter & Supply Equipment (0.02%)
Advanced Energy Industries Inc (a)                          1,649                                          21,833
                                                                                               -------------------

Printing - Commercial (0.03%)
Consolidated Graphics Inc (a)                                 587                                          30,559
                                                                                               -------------------

Private Corrections (0.01%)
Geo Group Inc/The (a)                                         273                                           9,569
                                                                                               -------------------

Property & Casualty Insurance (0.54%)
American Physicians Capital Inc (a)                           254                                          13,358
Argonaut Group Inc (a)                                        520                                          15,621
Chubb Corp                                                  5,280                                         263,472
Fpic Insurance Group Inc (a)(b)                               350                                          13,562
Philadelphia Consolidated Holding Co (a)(b)                   750                                          22,770
Safeco Corp                                                   670                                          37,754
Safety Insurance Group Inc                                    380                                          18,069
Selective Insurance Group                                     396                                          22,125
WR Berkley Corp                                             4,653                                         158,807
Zenith National Insurance Corp                                668                                          26,500
                                                                                               -------------------
                                                                                               592,038
                                                                                               -------------------
Publicly Traded Investment Fund (0.64%)
iShares Russell 1000 Value Index Fund (b)                   3,220                                         235,446
iShares Russell Microcap Index Fund (b)                       848                                          45,673
iShares S&P 500 Index Fund/US (b)                           2,927                                         373,339
Regional Bank HOLDRs Trust (b)                                320                                          46,989
                                                                                               -------------------
                                                                                               701,447
                                                                                               -------------------
Publishing - Books (0.04%)
John Wiley & Sons Inc                                       1,475                                          48,970
                                                                                               -------------------

Publishing - Newspapers (0.01%)
Journal Register Co (b)                                       977                                           8,754
                                                                                               -------------------

Quarrying (0.02%)
Vulcan Materials Co                                           320                                          24,960
                                                                                               -------------------

Racetracks (0.08%)
Penn National Gaming Inc (a)                                2,188                                          84,851
                                                                                               -------------------

Real Estate Operator & Developer (0.19%)
Brookfield Asset Management Inc                             5,050                                         205,131
                                                                                               -------------------

Recreational Centers (0.03%)
Life Time Fitness Inc (a)(b)                                  770                                          35,628
                                                                                               -------------------

Recycling (0.03%)
Aleris International Inc (a)                                  738                                          33,837
                                                                                               -------------------

Regional Banks (2.58%)
Bank of America Corp                                       23,842                                       1,146,800
Keycorp                                                     1,720                                          61,370
PNC Financial Services Group Inc                            4,220                                         296,117
SunTrust Banks Inc                                          2,920                                         222,679
US Bancorp                                                 11,810                                         364,693
Wachovia Corp                                               5,987                                         323,777
Wells Fargo & Co                                            6,145                                         412,207
                                                                                               -------------------
                                                                                             2,827,643
                                                                                               -------------------
REITS - Apartments (0.12%)
Archstone-Smith Trust (b)                                   1,190                                          60,536
AvalonBay Communities Inc                                     360                                          39,823
Essex Property Trust Inc                                      270                                          30,148
                                                                                               -------------------
                                                                                               130,507
                                                                                               -------------------
REITS - Diversified (0.05%)
CentraCore Properties Trust                                   236                                           5,841
Entertainment Properties Trust                                730                                          31,426
Washington Real Estate Investment Trust                       530                                          19,451
                                                                                               -------------------
                                                                                                56,718
                                                                                               -------------------
REITS - Healthcare (0.08%)
Senior Housing Properties Trust                             2,064                                          36,966
Ventas Inc                                                  1,355                                          45,908
                                                                                               -------------------
                                                                                                82,874
                                                                                               -------------------
REITS - Hotels (0.08%)
Equity Inns Inc                                             2,614                                          43,288
Hospitality Properties Trust                                  795                                          34,916

Host Hotels & Resorts Inc                                     535                                          11,701
                                                                                               -------------------
                                                                                                89,905
                                                                                               -------------------
REITS - Mortgage (0.06%)
Arbor Realty Trust Inc                                        461                                          11,548
Deerfield Triarc Capital Corp                               1,862                                          24,169
Gramercy Capital Corp/New York                                990                                          25,641
                                                                                               -------------------
                                                                                                61,358
                                                                                               -------------------
REITS - Office Property (0.09%)
BioMed Realty Trust Inc                                     1,812                                          54,251
Boston Properties Inc                                         470                                          42,488
                                                                                               -------------------
                                                                                                96,739
                                                                                               -------------------
REITS - Regional Malls (0.20%)
Simon Property Group Inc                                    2,357                                         195,490
Taubman Centers Inc                                           607                                          24,826
                                                                                               -------------------
                                                                                               220,316
                                                                                               -------------------
REITS - Shopping Centers (0.13%)
Federal Realty Invs Trust                                     410                                          28,700
Kimco Realty Corp                                           1,020                                          37,220
Pan Pacific Retail Properties Inc                             590                                          40,928
Ramco-Gershenson Properties                                   225                                           6,059
Weingarten Realty Investors                                   720                                          27,562
                                                                                               -------------------
                                                                                               140,469
                                                                                               -------------------
REITS - Single Tenant (0.01%)
Getty Realty Corp                                             398                                          11,319
                                                                                               -------------------

REITS - Storage (0.03%)
Sovran Self Storage Inc                                       553                                          28,087
                                                                                               -------------------

Rental - Auto & Equipment (0.01%)
Aaron Rents Inc                                               610                                          16,397
                                                                                               -------------------

Resorts & Theme Parks (0.05%)
Vail Resorts Inc (a)(b)                                     1,373                                          50,938
                                                                                               -------------------

Respiratory Products (0.04%)
Respironics Inc (a)                                         1,284                                          43,938
                                                                                               -------------------

Retail - Apparel & Shoe (0.49%)
Abercrombie & Fitch Co                                      1,050                                          58,201
Aeropostale Inc (a)(b)                                        900                                          26,001
AnnTaylor Stores Corp (a)                                     720                                          31,234
Buckle Inc/The                                                237                                           9,923
Charlotte Russe Holding Inc (a)                               520                                          12,449
Claire's Stores Inc                                         1,945                                          49,617
Genesco Inc (a)(b)                                            829                                          28,078
Men's Wearhouse Inc (b)                                     2,730                                          82,719
Nordstrom Inc                                               6,392                                         233,308
                                                                                               -------------------
                                                                                               531,530
                                                                                               -------------------
Retail - Auto Parts (0.05%)
O'Reilly Automotive Inc (a)                                 1,600                                          49,904
                                                                                               -------------------

Retail - Building Products (0.62%)
Home Depot Inc                                             13,093                                         468,599
Lowe's Cos Inc                                              3,418                                         207,370
                                                                                               -------------------
                                                                                               675,969
                                                                                               -------------------

Retail - Consumer Electronics (0.25%)
Best Buy Co Inc                                             3,040                                         166,714
Circuit City Stores Inc                                     4,070                                         110,785
                                                                                               -------------------
                                                                                               277,499
                                                                                               -------------------
Retail - Convenience Store (0.04%)
Pantry Inc/The (a)(b)                                         684                                          39,357
                                                                                               -------------------

Retail - Discount (0.53%)
Costco Wholesale Corp                                       1,748                                          99,863
Target Corp                                                 1,800                                          87,966
Wal-Mart Stores Inc                                         8,226                                         396,247
                                                                                               -------------------
                                                                                               584,076
                                                                                               -------------------
Retail - Drug Store (0.07%)
Walgreen Co                                                 1,693                                          75,914
                                                                                               -------------------

Retail - Jewelry (0.04%)
Signet Group PLC ADR                                        2,271                                          40,356
                                                                                               -------------------

Retail - Leisure Products (0.01%)
MarineMax Inc (a)(b)                                          590                                          15,476
                                                                                               -------------------

Retail - Major Department Store (0.33%)
JC Penney Co Inc                                            3,449                                         232,842
Sears Holdings Corp (a)(b)                                    800                                         123,872
                                                                                               -------------------
                                                                                               356,714
                                                                                               -------------------
Retail - Office Supplies (0.36%)
Office Depot Inc (a)                                        4,948                                         188,024
Staples Inc                                                 8,335                                         202,707
                                                                                               -------------------
                                                                                               390,731
                                                                                               -------------------
Retail - Restaurants (0.79%)
California Pizza Kitchen Inc (a)(b)                           930                                          25,557
Darden Restaurants Inc                                      5,888                                         231,987
Domino's Pizza Inc (b)                                        963                                          23,825
Landry's Restaurants Inc                                      640                                          20,768
McDonald's Corp                                            11,385                                         382,536
Panera Bread Co (a)                                           641                                          43,101
Ruth's Chris Steak House (a)                                  765                                          15,621
Starbucks Corp (a)                                          3,282                                         123,928
                                                                                               -------------------
                                                                                               867,323
                                                                                               -------------------
Retail - Sporting Goods (0.03%)
Hibbett Sporting Goods Inc (a)                              1,515                                          36,208
                                                                                               -------------------

Rubber - Tires (0.10%)
Continental AG ADR                                          1,062                                         108,855
                                                                                               -------------------

Savings & Loans - Thrifts (0.06%)
FirstFed Financial Corp (a)                                   460                                          26,528
PFF Bancorp Inc                                               364                                          12,070
Washington Mutual Inc                                         470                                          21,423
WSFS Financial Corp                                           152                                           9,340
                                                                                               -------------------
                                                                                                69,361
                                                                                               -------------------
Schools - Day Care (0.02%)
Bright Horizons Family Solutions Inc (a)                      701                                          26,421
                                                                                               -------------------

Semiconductor Component - Integrated
Circuits (0.06%)
Cirrus Logic Inc (a)                                        2,830                                          23,036

Emulex Corp (a)                                             1,570                                          25,544
Micrel Inc (a)(b)                                           2,196                                          21,982
                                                                                               -------------------
                                                                                                70,562

                                                                                               -------------------
Semiconductor Equipment (0.13%)
Entegris Inc (a)(b)                                         1,980                                          18,869
Lam Research Corp (a)                                       2,545                                         118,648
                                                                                               -------------------
                                                                                               137,517
                                                                                               -------------------
Steel - Producers (0.50%)
Arcelor ADR (b)                                             2,434                                         116,467
Carpenter Technology Corp                                     760                                          87,780
Chaparral Steel Co (a)                                        300                                          21,606
Nucor Corp                                                  4,900                                         265,825
Reliance Steel & Aluminum Co                                  218                                          18,083
United States Steel Corp                                      560                                          39,267
                                                                                               -------------------
                                                                                               549,028
                                                                                               -------------------
Steel - Specialty (0.09%)
Allegheny Technologies Inc                                  1,350                                          93,474
                                                                                               -------------------

Telecommunication Equipment (0.22%)
Arris Group Inc (a)                                         1,365                                          17,909
Comtech Telecommunications Corp (a)                           749                                          21,923
Harris Corp                                                 1,870                                          77,624
Sirenza Microdevices Inc (a)                                  296                                           3,593
Tellabs Inc (a)                                             8,690                                         115,664
                                                                                               -------------------
                                                                                               236,713
                                                                                               -------------------
Telecommunication Equipment - Fiber
Optics (0.16%)
Corning Inc (a)                                             6,545                                         158,324
Sycamore Networks Inc (a)                                   4,852                                          19,699
                                                                                               -------------------
                                                                                               178,023
                                                                                               -------------------
Telecommunication Services (0.13%)
Amdocs Ltd (a)                                              2,040                                          74,664
Consolidated Communications Holdings Inc                    1,280                                          21,286
NeuStar Inc (a)                                             1,388                                          46,845
                                                                                               -------------------
                                                                                               142,795
                                                                                               -------------------
Telephone - Integrated (1.68%)
Alaska Communications Systems Group Inc                     1,505                                          19,038
AT&T Inc                                                   18,999                                         529,882
BellSouth Corp                                             11,767                                         425,966
Citizens Communications Co                                 10,360                                         135,198
Nippon Telegraph & Telephone Corp ADR                       1,970                                          48,206
Qwest Communications International Inc (a)(b)              25,200                                         203,868
Sprint Nextel Corp                                          4,665                                          93,253
Verizon Communications Inc                                 11,533                                         386,240
                                                                                               -------------------
                                                                                             1,841,651
                                                                                               -------------------
Television (0.05%)
CBS Corp                                                    2,120                                          57,346
                                                                                               -------------------

Therapeutics (0.40%)
BioMarin Pharmaceuticals Inc (a)(b)                         1,650                                          23,711
Gilead Sciences Inc (a)                                     6,070                                         359,101
Medarex Inc (a)                                             1,704                                          16,376
Progenics Pharmaceuticals Inc (a)(b)                          620                                          14,917
Theravance Inc (a)                                            840                                          19,219
                                                                                               -------------------
                                                                                               433,324
                                                                                               -------------------
Tobacco (1.14%)
Altria Group Inc                                           11,067                                         812,650

British American Tobacco PLC ADR (b)                        2,264                                         114,807
Imperial Tobacco Group PLC ADR                              1,297                                          80,077
Loews Corp - Carolina Group                                   640                                          32,877
Reynolds American Inc (b)                                   1,230                                         141,819
UST Inc                                                     1,360                                          61,458
                                                                                               -------------------
                                                                                             1,243,688
                                                                                               -------------------
Toys (0.01%)
Jakks Pacific Inc (a)(b)                                      654                                          13,139
                                                                                               -------------------

Transactional Software (0.07%)
Transaction Systems Architects Inc (a)                      1,253                                          52,237
VeriFone Holdings Inc (a)(b)                                  681                                          20,757
                                                                                               -------------------
                                                                                                72,994
                                                                                               -------------------
Transport - Rail (0.52%)
Burlington Northern Santa Fe Corp                           3,400                                         269,450
Genesee & Wyoming Inc (a)                                     680                                          24,119
Norfolk Southern Corp                                       5,285                                         281,268
                                                                                               -------------------
                                                                                               574,837
                                                                                               -------------------
Transport - Services (0.25%)
HUB Group Inc (a)                                           1,180                                          28,945
Pacer International Inc                                       530                                          17,267
Ryder System Inc                                              246                                          14,374
United Parcel Service Inc                                   2,620                                         215,705
                                                                                               -------------------
                                                                                               276,291
                                                                                               -------------------
Transport - Truck (0.13%)
Con-way Inc (b)                                             1,146                                          66,388
Forward Air Corp (b)                                          540                                          21,994
Marten Transport Ltd (a)                                      840                                          18,262
Old Dominion Freight Line (a)                                 851                                          31,989
                                                                                               -------------------
                                                                                               138,633
                                                                                               -------------------
Veterinary Diagnostics (0.04%)
VCA Antech Inc (a)                                          1,300                                          41,509
                                                                                               -------------------

Veterinary Products (0.02%)
PetMed Express Inc (a)(b)                                   1,570                                          17,223
                                                                                               -------------------

Web Portals (0.46%)
Google Inc (a)                                              1,197                                         501,938
                                                                                               -------------------

Wire & Cable Products (0.03%)
General Cable Corp (a)(b)                                     843                                          29,505
                                                                                               -------------------

Wireless Equipment (0.69%)
EMS Technologies Inc (a)                                      580                                          10,423
Motorola Inc                                               18,910                                         381,036
Qualcomm Inc                                                8,972                                         359,508
                                                                                               -------------------
                                                                                               750,967
                                                                                               -------------------
TOTAL COMMON STOCKS                                                                         $          69,628,800
                                                                                               -------------------
                                               rincipal
                                               Amount                                     Value
                                                         --------- --------------------------- -------------------
BONDS (22.10%)
Agricultural Operations (0.17%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                          95,000                                          91,644
5.88%, 5/15/2013                                           70,000                                          67,993

Bunge Ltd Finance Corp (continued)
5.10%, 7/15/2015                                           30,000                                          27,084
                                                                                               -------------------
                                                                                               186,721
                                                                                               -------------------
Appliances (0.02%)
Whirlpool Corp
5.90%, 6/15/2009                                           25,000                                          24,981
                                                                                               -------------------

Asset Backed Securities (2.41%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (d)                                       56,095                                          56,148
Carrington Mortgage Loan Trust
5.58%, 1/25/2035 (d)                                       75,000                                          75,058
5.47%, 9/25/2035 (d)                                       61,109                                          61,122
Chase Funding Mortgage Loan Asset-Backed
5.61%, 9/25/2033 (d)                                       37,511                                          37,615
Countrywide Asset-Backed Certificates
5.60%, 9/25/2033 (d)                                       45,410                                          45,436
6.39%, 1/25/2034 (d)                                      220,000                                         223,303
5.61%, 2/25/2036                                          250,000                                         250,486
Countrywide Home Equity Loan Trust
5.44%, 2/15/2036 (d)                                      500,000                                         500,057
5.38%, 5/15/2036 (c)(d)                                   231,946                                         231,930
GMAC Mortgage Corp Loan Trust
5.38%, 8/25/2035 (d)                                      150,000                                         150,023
5.53%, 11/25/2036                                         225,000                                         224,995
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (d)                                       30,000                                          30,057
Merrill Lynch Mortgage Investors Inc
5.88%, 1/25/2035 (d)                                      161,539                                         161,726
MSDWCC Heloc Trust
5.51%, 7/25/2017 (d)                                       56,788                                          56,824
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (d)                                       47,057                                          47,068
Residential Asset Securities Corp
3.28%, 8/25/2029                                           28,407                                          28,245
SACO I Inc
5.59%, 4/25/2035 (d)                                       36,699                                          36,704
Saxon Asset Securities Trust
5.54%, 3/25/2035 (d)                                      122,995                                         123,081
Structured Asset Investment Loan Trust
5.54%, 1/25/2036                                          300,000                                         300,594
                                                                                               -------------------
                                                                                             2,640,472
                                                                                               -------------------
Auto - Car & Light Trucks (0.06%)
DaimlerChrysler NA Holding Corp
5.78%, 9/10/2007 (d)                                       50,000                                          50,146
4.75%, 1/15/2008                                           15,000                                          14,755
                                                                                               -------------------
                                                                                                64,901
                                                                                               -------------------
Automobile Sequential (0.09%)
Capital Auto Receivables Asset Trust
5.57%, 6/15/2010 (d)                                       50,000                                          50,245
WFS Financial Owner Trust
4.50%, 5/17/2013                                           55,000                                          53,454
                                                                                               -------------------
                                                                                               103,699
                                                                                               -------------------
Beverages - Wine & Spirits (0.09%)
Diageo Capital PLC
5.17%, 4/20/2007 (d)                                       50,000                                          50,036

Diageo Finance BV
5.50%, 4/ 1/2013 (b)                                       55,000                                          53,533
                                                                                               -------------------
                                                                                               103,569
                                                                                               -------------------
Brewery (0.12%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011 (b)                                     50,000                                          58,125
Coors Brewing Co
6.38%, 5/15/2012                                           10,000                                          10,177
FBG Finance Ltd
5.13%, 6/15/2015 (e)                                       75,000                                          68,710
                                                                                               -------------------
                                                                                               137,012
                                                                                               -------------------
Broadcasting Services & Programming (0.02%)
Grupo Televisa SA
8.50%, 3/11/2032                                           25,000                                          27,523
                                                                                               -------------------

Building & Construction Products -
Miscellaneous (0.08%)
CRH America Inc
5.30%, 10/15/2013                                          40,000                                          37,878
6.40%, 10/15/2033                                          10,000                                           9,723
Interline Brands Inc
8.13%, 6/15/2014                                           45,000                                          44,887
                                                                                               -------------------
                                                                                                92,488
                                                                                               -------------------
Building Products - Air & Heating (0.07%)
York International Corp
6.63%, 8/15/2006                                           75,000                                          75,048
                                                                                               -------------------

Cable TV (0.23%)
Charter Communications Operating LLC/
Charter Communications Operating Capital
8.00%, 4/30/2012 (e)                                       40,000                                          39,800
Comcast Corp
5.90%, 3/15/2016                                           40,000                                          38,431
7.05%, 3/15/2033                                           20,000                                          20,290
COX Communications Inc
4.63%, 1/15/2010                                           30,000                                          28,616
6.75%, 3/15/2011                                           50,000                                          50,916
7.13%, 10/ 1/2012                                           5,000                                           5,171
Echostar DBS Corp
6.63%, 10/ 1/2014                                          75,000                                          70,500
                                                                                               -------------------
                                                                                               253,724
                                                                                               -------------------
Casino Hotels (0.21%)
Caesars Entertainment Inc
8.50%, 11/15/2006                                          55,000                                          55,490
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                           65,000                                          63,414
5.75%, 10/ 1/2017                                          35,000                                          31,884
MGM Mirage
6.75%, 4/ 1/2013 (e)                                       60,000                                          57,225
Mirage Resorts Inc
7.25%, 10/15/2006                                          25,000                                          25,094
                                                                                               -------------------
                                                                                               233,107
                                                                                               -------------------
Cellular Telecommunications (0.40%)
America Movil SA de CV
5.75%, 1/15/2015                                           60,000                                          55,903
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                           75,000                                          82,533
Nextel Communications Inc
5.95%, 3/15/2014                                           90,000                                          86,458

Rogers Wireless Inc
7.25%, 12/15/2012                                          65,000                                          65,488
Rural Cellular Corp
8.25%, 3/15/2012                                           25,000                                          25,656
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                          80,000                                          79,912
Vodafone Group PLC
5.67%, 6/15/2011 (d)                                       45,000                                          44,911
                                                                                               -------------------
                                                                                               440,861
                                                                                               -------------------
Chemicals - Diversified (0.11%)
ICI Wilmington Inc
5.63%, 12/ 1/2013                                          55,000                                          52,737
Lyondell Chemical Co
9.50%, 12/15/2008                                          61,000                                          62,678
                                                                                               -------------------
                                                                                               115,415
                                                                                               -------------------
Chemicals - Specialty (0.03%)
Chemtura Corp
6.88%, 6/ 1/2016                                           35,000                                          33,819
                                                                                               -------------------

Coatings & Paint (0.03%)
Valspar Corp
6.00%, 5/ 1/2007                                           30,000                                          30,035
                                                                                               -------------------

Commercial Banks (0.18%)
Commonwealth Bank of Australia
6.02%, 3/15/2036 (e)                                       40,000                                          38,100
Glitnir Banki HF
4.75%, 10/15/2010 (e)                                      25,000                                          23,735
KeyBank NA
5.18%, 8/ 8/2007 (d)                                      100,000                                         100,006
Woori Bank
6.13%, 5/ 3/2016 (b)(d)(e)                                 40,000                                          39,431
                                                                                               -------------------
                                                                                               201,272
                                                                                               -------------------
Commercial Services (0.06%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                           70,000                                          70,000
                                                                                               -------------------

Computer Services (0.07%)
Sungard Data Systems Inc
9.13%, 8/15/2013 (e)                                       30,000                                          31,125
Unisys Corp
7.88%, 4/ 1/2008                                           45,000                                          45,000
                                                                                               -------------------
                                                                                                76,125
                                                                                               -------------------
Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                           20,000                                          20,417
                                                                                               -------------------

Computers  -Memory Devices (0.05%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                           55,000                                          56,375
                                                                                               -------------------

Consumer Products - Miscellaneous (0.10%)
Fortune Brands Inc
5.13%, 1/15/2011                                           70,000                                          67,042
5.38%, 1/15/2016                                           40,000                                          37,001
5.88%, 1/15/2036                                            5,000                                           4,357
                                                                                               -------------------
                                                                                               108,400
                                                                                               -------------------

Credit Card Asset Backed Securities (0.51%)
Arran
5.38%, 12/15/2010 (c)(d)                                  100,000                                         100,069
Capital One Multi-Asset Execution Trust
5.42%, 12/15/2009 (d)                                     115,000                                         115,007
Chase Credit Card Master Trust
5.40%, 5/15/2009 (d)                                      140,000                                         139,990
Citibank Credit Card Master Trust I
5.59%, 3/10/2011 (d)                                      100,000                                         100,501
Providian Master Note Trust
5.10%, 11/15/2012 (e)                                     100,000                                          98,792
                                                                                               -------------------
                                                                                               554,359
                                                                                               -------------------
Cruise Lines (0.04%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                          40,000                                          40,365
                                                                                               -------------------

Data Processing & Management (0.04%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                           30,000                                          29,499
Fidelity National Information Services
4.75%, 9/15/2008                                           15,000                                          13,979
                                                                                               -------------------
                                                                                                43,478
                                                                                               -------------------
Diversified Financial Services (0.02%)
General Electric Capital Corp
6.75%, 3/15/2032                                           25,000                                          26,686
                                                                                               -------------------

Diversified Minerals (0.03%)
Teck Cominco Ltd
6.13%, 10/ 1/2035                                          35,000                                          31,329
                                                                                               -------------------

Diversified Operations (0.03%)
Noble Group Ltd
6.63%, 3/17/2015 (e)                                       40,000                                          34,674
                                                                                               -------------------

E-Commerce - Products (0.02%)
FTD Inc
7.75%, 2/15/2014                                           20,000                                          19,700
                                                                                               -------------------

Electric - Distribution (0.03%)
Detroit Edison Co
5.70%, 10/ 1/2037                                          40,000                                          35,407
                                                                                               -------------------

Electric - Generation (0.04%)
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (e)                                       20,000                                          19,073
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (e)                                       28,887                                          28,142
                                                                                               -------------------
                                                                                                47,215
                                                                                               -------------------
Electric - Integrated (1.08%)
AmerenUE
5.40%, 2/ 1/2016                                           40,000                                          38,021
Arizona Public Service Co
6.50%, 3/ 1/2012                                           25,000                                          25,315
5.80%, 6/30/2014                                           45,000                                          43,498
Carolina Power & Light Co
6.65%, 4/ 1/2008                                           50,000                                          50,700
5.25%, 12/15/2015                                          30,000                                          28,273

Centerpoint Energy Inc
5.88%, 6/ 1/2008                                           30,000                                          29,940
Cincinnati Gas & Electric
5.40%, 6/15/2033                                           20,000                                          16,975
Commonwealth Edison Co
5.90%, 3/15/2036                                           20,000                                          18,430
Consumers Energy Co
4.25%, 4/15/2008                                           10,000                                           9,720
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (d)                                      35,000                                          33,440
Dominion Resources Inc/VA
5.95%, 6/15/2035                                           20,000                                          17,932
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                           50,000                                          46,635
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                           30,000                                          28,660
6.02%, 12/ 8/2008 (d)(e)                                   70,000                                          70,060
Exelon Corp
4.45%, 6/15/2010                                           20,000                                          19,033
6.75%, 5/ 1/2011                                           35,000                                          36,169
Florida Power & Light Co
5.40%, 9/ 1/2035                                           15,000                                          13,300
Indianapolis Power & Light
7.38%, 8/ 1/2007                                           40,000                                          40,587
Nisource Finance Corp
3.20%, 11/ 1/2006                                          40,000                                          39,674
Northeast Utilities
3.30%, 6/ 1/2008                                           25,000                                          23,832
Northern States Power-Minnesota
5.25%, 7/15/2035                                           25,000                                          21,524
NorthWestern Corp
5.88%, 11/ 1/2014                                          65,000                                          63,682
Ohio Power Co
4.85%, 1/15/2014 (b)                                       25,000                                          23,195
PPL Energy Supply LLC
5.40%, 8/15/2014                                           40,000                                          37,911
6.20%, 5/15/2016                                           40,000                                          39,651
PSEG Power LLC
6.95%, 6/ 1/2012                                           65,000                                          67,442
Puget Energy Inc
3.36%, 6/ 1/2008                                           30,000                                          28,622
Southern California Edison Co
5.00%, 1/15/2016                                           45,000                                          41,866
5.35%, 7/15/2035                                           10,000                                           8,683
Tampa Electric Co
6.55%, 5/15/2036                                           20,000                                          20,079
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                          125,000                                         126,168
TXU Energy Co LLC
6.13%, 3/15/2008 (b)                                       25,000                                          25,038
Virginia Electric & Power Co
5.40%, 1/15/2016                                           40,000                                          37,671
Xcel Energy Inc
6.50%, 7/ 1/2036                                           15,000                                          14,711
                                                                                               -------------------
                                                                                             1,186,437
                                                                                               -------------------
Electronic Components - Semiconductors (0.04%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                           40,000                                          38,801
                                                                                               -------------------


Electronic Connectors (0.04%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                           40,000                                          40,532
                                                                                               -------------------

Electronics - Military (0.06%)
L-3 Communications Corp
5.88%, 1/15/2015                                           65,000                                          60,612
                                                                                               -------------------

Engines - Internal Combustion (0.05%)
Cummins Inc
9.50%, 12/ 1/2010 (b)                                      50,000                                          52,916
                                                                                               -------------------

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                           40,000                                          38,407
                                                                                               -------------------

Finance - Auto Loans (0.12%)
Ford Motor Credit Co
6.50%, 1/25/2007                                           10,000                                           9,983
General Motors Acceptance Corp
6.13%, 9/15/2006                                           35,000                                          34,948
6.88%, 9/15/2011                                           40,000                                          38,166
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (e)                                       55,000                                          52,547
                                                                                               -------------------
                                                                                               135,644
                                                                                               -------------------
Finance - Commercial (0.04%)
Caterpillar Financial Services Corp
5.05%, 12/ 1/2010                                          40,000                                          38,976
                                                                                               -------------------

Finance - Consumer Loans (0.33%)
HSBC Finance Corp
4.13%, 11/16/2009                                          75,000                                          71,383
5.45%, 11/16/2009 (d)                                      75,000                                          75,378
7.00%, 5/15/2012                                           65,000                                          68,401
4.75%, 7/15/2013                                           25,000                                          23,241
SLM Corp
5.24%, 7/27/2009 (d)                                      125,000                                         125,096
                                                                                               -------------------
                                                                                               363,499
                                                                                               -------------------
Finance - Credit Card (0.15%)
Capital One Bank
5.00%, 6/15/2009                                           75,000                                          73,462
Capital One Financial Corp
4.80%, 2/21/2012                                           15,000                                          14,150
MBNA Corp
5.58%, 5/ 5/2008 (d)                                       75,000                                          75,541
                                                                                               -------------------
                                                                                               163,153
                                                                                               -------------------
Finance - Investment Banker & Broker (0.81%)
BCP Crystal US Holdings Corp
9.63%, 6/15/2014                                           30,000                                          32,550
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                          15,000                                          14,193
Citigroup Inc
5.32%, 5/18/2010 (d)                                      150,000                                         150,371
5.88%, 2/22/2033                                           20,000                                          18,664
E*Trade Financial Corp
8.00%, 6/15/2011                                           60,000                                          61,200
Goldman Sachs Group Inc
3.88%, 1/15/2009                                           45,000                                          43,113
Goldman Sachs Group Inc (continued)
4.75%, 7/15/2013                                            5,000                                           4,652
5.15%, 1/15/2014                                           10,000                                           9,478
6.45%, 5/ 1/2036                                           65,000                                          62,271
Jefferies Group Inc
6.25%, 1/15/2036                                           30,000                                          27,380
JPMorgan Chase & Co
5.25%, 5/ 1/2015                                          125,000                                         117,824
Merrill Lynch & Co Inc
5.41%, 2/ 6/2009 (d)                                      160,000                                         160,706
Morgan Stanley
5.35%, 1/15/2010 (d)                                      100,000                                         100,491
5.30%, 3/ 1/2013                                           30,000                                          29,018
4.75%, 4/ 1/2014                                           55,000                                          50,425
                                                                                               -------------------
                                                                                               882,336
                                                                                               -------------------
Finance - Mortgage Loan/Banker (1.10%)
Countrywide Financial Corp
5.40%, 5/ 5/2008 (d)                                      100,000                                         100,159
5.67%, 12/19/2008 (d)                                      85,000                                          85,154
6.25%, 5/15/2016 (b)                                       40,000                                          39,205
Countrywide Home Loans Inc
5.50%, 2/ 1/2007                                           15,000                                          14,980
Fannie Mae
3.70%, 11/ 1/2007                                         275,000                                         268,456
Freddie Mac
4.75%, 5/ 6/2013                                           90,000                                          84,813
4.63%, 5/28/2013                                           55,000                                          51,192
6.75%, 3/15/2031                                          317,000                                         363,751
Residential Capital Corp
6.87%, 6/29/2007 (d)                                       75,000                                          75,243
6.00%, 2/22/2011                                           95,000                                          92,053
6.50%, 4/17/2013                                           25,000                                          24,534
                                                                                               -------------------
                                                                                             1,199,540
                                                                                               -------------------
Finance - Other Services (0.05%)
PCCW HKT Capital Ltd
5.25%, 7/20/2015 (b)(e)                                    60,000                                          53,092
                                                                                               -------------------

Food - Meat Products (0.04%)
Tyson Foods Inc
6.60%, 4/ 1/2016                                           40,000                                          39,099
                                                                                               -------------------

Food - Miscellaneous/Diversified (0.13%)
Corn Products International Inc
8.45%, 8/15/2009                                           45,000                                          48,018
Kraft Foods Inc
4.63%, 11/ 1/2006                                         100,000                                          99,656
                                                                                               -------------------
                                                                                               147,674

                                                                                               -------------------
Food - Retail (0.16%)
Delhaize America Inc
8.13%, 4/15/2011                                           60,000                                          63,101
Safeway Inc
5.83%, 3/27/2009 (d)                                       50,000                                          50,024
5.80%, 8/15/2012 (b)                                       65,000                                          63,479
                                                                                               -------------------
                                                                                               176,604
                                                                                               -------------------
Gas - Distribution (0.04%)
Sempra Energy
4.75%, 5/15/2009                                           40,000                                          38,894
                                                                                               -------------------

Home Equity - Other (1.19%)
ACE Securities Corp
5.55%, 3/25/2035 (d)                                       50,000                                          50,039
5.43%, 7/25/2035 (d)                                       53,315                                          53,322
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035                                         200,000                                         200,385
Countrywide Asset-Backed Certificates
6.09%, 6/30/2036 (c)                                       75,000                                          74,998
First-Citizens Home Equity Loan LLC
5.41%, 9/15/2022 (d)(e)                                    94,423                                          94,201
Morgan Stanley ABS Capital I
5.54%, 12/25/2034 (d)                                     117,225                                         117,349
5.42%, 7/25/2035 (d)                                       43,395                                          43,406
New Century Home Equity Loan Trust
6.04%, 1/25/2034 (d)                                      128,191                                         129,302
5.59%, 7/25/2035 (d)                                      250,000                                         250,644
Option One Mortgage Loan Trust
5.85%, 5/25/2034 (d)                                       85,000                                          85,286
6.37%, 5/25/2034 (d)                                       85,000                                          84,998
5.62%, 11/25/2034 (d)                                      10,124                                          10,133
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (d)                                      110,000                                         109,999
                                                                                               -------------------
                                                                                             1,304,062
                                                                                               -------------------
Insurance Brokers (0.11%)
AON Corp
8.21%, 1/ 1/2027                                           20,000                                          21,576
Marsh & McLennan Cos Inc
5.19%, 7/13/2007 (d)                                      100,000                                          99,936
                                                                                               -------------------
                                                                                               121,512
                                                                                               -------------------
Investment Companies (0.09%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (e)                                      100,000                                          96,842
                                                                                               -------------------

Investment Management & Advisory
Services (0.04%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                          50,000                                          49,025
                                                                                               -------------------

Life & Health Insurance (0.10%)
AmerUs Group Co
5.95%, 8/15/2015                                           20,000                                          19,289
Lincoln National Corp
5.12%, 4/ 6/2009                                           75,000                                          75,005
UnumProvident Corp
7.38%, 6/15/2032                                           20,000                                          19,385
                                                                                               -------------------
                                                                                               113,679
                                                                                               -------------------
Machinery - Farm (0.04%)
Case New Holland Inc
6.00%, 6/ 1/2009                                           50,000                                          48,625
                                                                                               -------------------

Machinery Tools & Related Products (0.07%)
Kennametal Inc
7.20%, 6/15/2012                                           70,000                                          73,007
                                                                                               -------------------

Medical - Drugs (0.12%)
Allergan Inc
5.75%, 4/ 1/2016 (e)                                       55,000                                          53,441
Biovail Corp
7.88%, 4/ 1/2010                                           55,000                                          55,688
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                           10,000                                           9,378
6.15%, 2/ 1/2036                                           20,000                                          17,958
                                                                                               -------------------
                                                                                               136,465
                                                                                               -------------------
Medical - HMO (0.08%)
Coventry Health Care Inc
5.88%, 1/15/2012                                           90,000                                          86,400
                                                                                               -------------------

Medical - Hospitals (0.12%)
HCA Inc
6.95%, 5/ 1/2012                                          130,000                                         126,897
                                                                                               -------------------

Medical - Nursing Homes (0.05%)
Extendicare Health Services Inc
9.50%, 7/ 1/2010                                           50,000                                          52,187
                                                                                               -------------------

Medical - Wholesale Drug Distribution (0.03%)
AmerisourceBergen Corp
5.63%, 9/15/2012 (e)                                       40,000                                          38,200
                                                                                               -------------------

Medical Instruments (0.03%)
Boston Scientific Corp
6.00%, 6/15/2011                                           35,000                                          34,528
                                                                                               -------------------

Medical Laboratory & Testing Service (0.03%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015                                          35,000                                          33,183
                                                                                               -------------------

Metal - Diversified (0.05%)
Falconbridge Ltd
7.25%, 7/15/2012                                           35,000                                          36,327
5.38%, 6/ 1/2015                                           15,000                                          13,674
                                                                                               -------------------
                                                                                                50,001
                                                                                               -------------------
Miscellaneous Manufacturers (0.07%)
Samsonite Corp
8.88%, 6/ 1/2011                                           70,000                                          72,625
                                                                                               -------------------

Mortgage Backed Securities (5.53%)
Adjustable Rate Mortgage Trust
5.11%, 11/25/2035 (d)                                      50,000                                          48,607
Banc of America Commercial Mortgage Inc
4.67%, 7/10/2043                                          105,000                                          96,340
4.86%, 7/10/2043                                          105,000                                          97,660
Bank of America Alternative Loan Trust
5.72%, 6/25/2036 (c)                                      199,187                                         199,187
Bear Stearns Adjustable Rate Mortgage Trust
3.51%, 6/25/2034 (d)                                       50,000                                          47,528
Bear Stearns Commercial Mortgage Securities Inc
0.71%, 5/11/2039 (d)(e)                                   526,258                                          10,347
5.47%, 6/11/2041                                          130,000                                         126,358
Bella Vista Mortgage Trust
5.52%, 5/20/2045 (d)                                       89,684                                          89,889
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037                                         200,000                                         190,486
Countrywide Alternative Loan Trust
5.57%, 5/25/2034 (d)                                      100,000                                         100,020
5.45%, 7/20/2035 (c)(d)                                    98,962                                          99,377

Countrywide Asset-Backed Certificates
5.72%, 4/25/2036 (d)                                      200,000                                         200,483
Countrywide Home Loan Mortgage Pass Through
4.59%, 12/19/2033 (d)                                     225,000                                         212,215
5.62%, 4/25/2046 (c)                                      283,017                                         283,503
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038                                          100,000                                          99,980
CS First Boston Mortgage Securities Corp
5.48%, 11/15/2020 (d)(e)                                   75,000                                          75,097
1.58%, 3/15/2036 (d)(e)                                   573,675                                          18,569
0.70%, 5/15/2036 (d)(e)                                   731,929                                          10,959
0.83%, 7/15/2036 (d)(e)                                   859,151                                          19,588
0.13%, 11/15/2037 (d)(e)                                 1,346,248                                         27,451
7.90%, 9/15/2041 (d)                                       30,000                                          31,770
DLJ Mortgage Acceptance Corp
6.99%, 10/15/2030 (e)                                     125,000                                         126,591
First Union National Bank Commercial Mortgage
8.09%, 5/17/2032                                           45,000                                          48,421
GE Capital Commercial Mortgage Corp
4.98%, 5/10/2043 (d)                                      220,000                                         206,464
Greenwich Capital Commercial Funding Corp
0.50%, 6/10/2036 (d)(e)                                  5,484,890                                         68,139
HSI Asset Securitization Corp Trust
5.45%, 7/25/2035 (d)                                       52,942                                          52,953
Impac CMB Trust
5.63%, 4/25/2035 (d)                                       57,852                                          57,900
JP Morgan Chase Commercial Mortgage Securities
0.80%, 10/12/2035 (d)(e)                                  523,451                                          19,445
1.29%, 1/12/2039 (d)(e)                                   665,730                                          25,698
0.07%, 1/15/2042 (d)(e)                                  1,408,628                                         24,964
JP Morgan Mortgage Trust
4.96%, 11/25/2035 (d)                                     125,000                                         121,261
5.38%, 4/25/2036 (c)                                       35,953                                          35,509
5.86%, 6/25/2036 (c)                                      123,193                                         122,678
6.00%, 6/25/2036 (c)                                       40,000                                          39,822
LB Commercial Conduit Mortgage Trust
6.21%, 10/15/2035                                         496,280                                         500,764
LB-UBS Commercial Mortgage Trust
5.97%, 3/15/2026                                          375,000                                         375,624
4.31%, 2/15/2030                                          195,000                                         186,091
5.74%, 6/15/2032                                           75,000                                          75,226
0.81%, 3/15/2034 (d)(e)                                   642,352                                           9,920
0.29%, 3/15/2036 (d)(e)                                   530,442                                          14,774
1.32%, 3/15/2036 (d)(e)                                   469,414                                          16,747
0.90%, 8/15/2036 (d)(e)                                   669,110                                          15,519
5.90%, 6/15/2038                                           50,000                                          50,289
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039                                           55,000                                          54,434
0.69%, 2/12/2042 (d)                                     2,004,818                                         33,384
Morgan Stanley Capital I
1.23%, 1/13/2041 (d)(e)                                   473,240                                          17,703
Nationslink Funding Corp
7.03%, 6/20/2031                                           21,569                                          21,589
Sequoia Mortgage Trust
5.02%, 2/20/2034                                          181,209                                         181,173
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (d)                                       80,000                                          80,505
5.55%, 3/25/2036 (d)                                      125,000                                         125,231
Structured Adjustable Rate Mortgage Loan Trust
5.25%, 12/25/2035                                          71,910                                          70,731
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                                      100,000                                          99,558
Wachovia Bank Commercial Mortgage Trust
0.17%, 11/15/2035 (e)                                    1,658,664                                         19,181
0.62%, 10/15/2041 (d)(e)                                 2,780,653                                         50,508
0.46%, 3/15/2042 (d)(e)                                  4,095,100                                         52,327
4.94%, 4/15/2042                                          210,000                                         196,332
Wamu Alternative Mortgage Pass-Through
5.60%, 6/25/2046 (c)                                      247,484                                         247,484
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (e)                                       89,832                                          85,455
Washington Mutual Inc
3.97%, 3/25/2033                                           70,003                                          67,749
3.80%, 6/25/2034 (d)                                       85,000                                          80,455
4.67%, 5/25/2035 (d)                                       40,000                                          38,901
5.55%, 7/25/2044 (d)                                       63,239                                          63,697
5.85%, 1/25/2045 (d)                                       99,797                                         100,022
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035                                           87,896                                          85,740
                                                                                               -------------------
                                                                                             6,052,372
                                                                                               -------------------
Multi-line Insurance (0.26%)
ACE Ltd
6.00%, 4/ 1/2007                                           85,000                                          85,081
ING Groep NV
5.78%, 12/ 8/2035                                          40,000                                          37,956
Metropolitan Life Global Funding I
5.55%, 3/17/2009 (d)(e)                                   160,000                                         160,076
                                                                                               -------------------
                                                                                               283,113
                                                                                               -------------------
Multimedia (0.31%)
News America Inc
6.63%, 1/ 9/2008 (b)                                       45,000                                          45,576
4.75%, 3/15/2010                                           15,000                                          14,451
6.20%, 12/15/2034                                          15,000                                          13,612
6.40%, 12/15/2035                                          25,000                                          23,123
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                           55,000                                          61,158
Time Warner Inc
6.15%, 5/ 1/2007                                           85,000                                          85,292
Viacom Inc
5.69%, 6/16/2009 (e)                                       50,000                                          49,975
5.75%, 4/30/2011 (e)                                       30,000                                          29,467
6.88%, 4/30/2036 (e)                                       15,000                                          14,476
                                                                                               -------------------
                                                                                               337,130
                                                                                               -------------------
Mutual Insurance (0.03%)
Liberty Mutual Group Inc
7.00%, 3/15/2034 (e)                                       30,000                                          27,701
                                                                                               -------------------

Non-hazardous Waste Disposal (0.04%)
Allied Waste North America Inc
5.75%, 2/15/2011 (b)                                       25,000                                          23,312
9.25%, 9/ 1/2012                                           20,000                                          21,200
                                                                                               -------------------
                                                                                                44,512
                                                                                               -------------------
Office Automation & Equipment (0.02%)
Xerox Corp
6.40%, 3/15/2016                                           25,000                                          23,594
                                                                                               -------------------


Oil - Field Services (0.04%)
Smith International Inc
6.00%, 6/15/2016                                           40,000                                          39,645
                                                                                               -------------------

Oil Company - Exploration & Production (0.28%)
Chesapeake Energy Corp
7.63%, 7/15/2013                                           60,000                                          60,375
CNOOC Finance 2002 Ltd
5.50%, 5/21/2033 (e)                                       20,000                                          17,138
Devon Financing Corp ULC
7.88%, 9/30/2031                                           25,000                                          28,549
Nexen Inc
5.05%, 11/20/2013                                          50,000                                          46,795
7.88%, 3/15/2032                                           30,000                                          33,812
Swift Energy Co
7.63%, 7/15/2011                                           50,000                                          49,750
Talisman Energy Inc
5.13%, 5/15/2015                                           40,000                                          37,257
XTO Energy Inc
5.65%, 4/ 1/2016                                           25,000                                          23,706
6.10%, 4/ 1/2036 (b)                                       15,000                                          13,577
                                                                                               -------------------
                                                                                               310,959
                                                                                               -------------------
Oil Company - Integrated (0.16%)
Husky Energy Inc
6.15%, 6/15/2019                                           45,000                                          44,022
Occidental Petroleum Corp
4.00%, 11/30/2007                                          35,000                                          34,225
Petrobras International Finance Co
8.38%, 12/10/2018                                          40,000                                          42,900
Petro-Canada
5.95%, 5/15/2035                                           30,000                                          27,428
Petronas Capital Ltd
7.88%, 5/22/2022 (e)                                       20,000                                          22,892
                                                                                               -------------------
                                                                                               171,467
                                                                                               -------------------
Oil Field Machinery & Equipment (0.05%)
Cameron International Corp
2.65%, 4/15/2007                                           60,000                                          58,322
                                                                                               -------------------

Oil Refining & Marketing (0.26%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                          60,000                                          58,379
6.38%, 2/ 1/2013                                           20,000                                          19,981
5.75%, 3/ 1/2035                                           35,000                                          29,692
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                           60,000                                          63,869
6.75%, 2/ 1/2011                                           70,000                                          71,769
Tesoro Corp
6.25%, 11/ 1/2012 (e)                                      40,000                                          38,000
                                                                                               -------------------
                                                                                               281,690
                                                                                               -------------------
Paper & Related Products (0.01%)
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                           15,000                                          13,767
                                                                                               -------------------

Pharmacy Services (0.08%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                           60,000                                          63,528
Omnicare Inc
6.75%, 12/15/2013                                          10,000                                           9,525

Omnicare Inc (continued)
6.88%, 12/15/2015 (b)                                      15,000                                          14,250
                                                                                               -------------------
                                                                                                87,303
                                                                                               -------------------
Pipelines (0.42%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                           25,000                                          23,583
Buckeye Partners LP
4.63%, 7/15/2013                                           45,000                                          40,962
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                           30,000                                          27,763
Enbridge Energy Partners LP
4.00%, 1/15/2009                                           20,000                                          19,084
Energy Transfer Partners LP
5.65%, 8/ 1/2012                                           40,000                                          38,602
Kinder Morgan Inc
6.50%, 9/ 1/2012                                           25,000                                          23,755
National Fuel Gas Co
5.25%, 3/ 1/2013                                           30,000                                          28,731
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                           35,000                                          36,400
Plains All American Pipeline LP
6.70%, 5/15/2036 (b)(e)                                    40,000                                          38,989
Southern Natural Gas Co
8.88%, 3/15/2010                                           45,000                                          47,531
TEPPCO Partners LP
7.63%, 2/15/2012                                           70,000                                          74,103
Texas Eastern Transmission LP
5.25%, 7/15/2007                                           60,000                                          59,521
                                                                                               -------------------
                                                                                               459,024
                                                                                               -------------------
Property & Casualty Insurance (0.13%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                           40,000                                          39,858
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                          100,000                                         100,028
                                                                                               -------------------
                                                                                               139,886
                                                                                               -------------------
Real Estate Operator & Developer (0.06%)
EOP Operating LP
5.88%, 1/15/2013                                           25,000                                          24,501
4.75%, 3/15/2014                                           40,000                                          36,280
                                                                                               -------------------
                                                                                                60,781
                                                                                               -------------------
Recreational Centers (0.05%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                          55,000                                          56,237
                                                                                               -------------------

Regional Banks (0.21%)
Keycorp
5.42%, 5/26/2009                                           75,000                                          74,981
Wachovia Corp
5.63%, 12/15/2008 (b)                                     115,000                                         114,917
6.38%, 2/ 1/2009                                           10,000                                          10,133
Wells Fargo & Co
3.12%, 8/15/2008                                           35,000                                          33,323
                                                                                               -------------------
                                                                                               233,354
                                                                                               -------------------
Reinsurance (0.12%)
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                           60,000                                          58,859

Transatlantic Holdings Inc
5.75%, 12/14/2015                                          75,000                                          72,198
                                                                                               -------------------
                                                                                               131,057
                                                                                               -------------------
REITS - Apartments (0.03%)
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                           35,000                                          36,021
                                                                                               -------------------

REITS - Diversified (0.14%)
iStar Financial Inc
5.66%, 3/ 3/2008 (d)                                       75,000                                          75,137
5.65%, 9/15/2011                                           40,000                                          39,114
5.15%, 3/ 1/2012                                           40,000                                          38,032
                                                                                               -------------------
                                                                                               152,283
                                                                                               -------------------
REITS - Hotels (0.03%)
Hospitality Properties Trust
6.30%, 6/15/2016                                           35,000                                          34,473
                                                                                               -------------------

REITS - Office Property (0.13%)
Brandywine Operating Partnership Lp/PA
5.41%, 4/ 1/2009 (d)                                       50,000                                          50,024
5.63%, 12/15/2010                                          45,000                                          44,063
HRPT Properties Trust
5.94%, 3/16/2011 (d)                                       50,000                                          50,038
                                                                                               -------------------
                                                                                               144,125
                                                                                               -------------------
REITS - Regional Malls (0.05%)
Simon Property Group LP
4.60%, 6/15/2010                                           15,000                                          14,375
5.75%, 5/ 1/2012                                           40,000                                          39,406
                                                                                               -------------------
                                                                                                53,781
                                                                                               -------------------
Retail - Auto Parts (0.02%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014 (b)                                      30,000                                          26,100
                                                                                               -------------------

Retail - Drug Store (0.06%)
Rite Aid Corp
12.50%, 9/15/2006                                          60,000                                          60,600
                                                                                               -------------------

Retail - Propane Distribution (0.05%)
Inergy LP/Inergy Finance Corp
8.25%, 3/ 1/2016 (b)                                       50,000                                          50,500
                                                                                               -------------------

Retail - Regional Department Store (0.07%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                           75,000                                          77,502
                                                                                               -------------------

Savings & Loans - Thrifts (0.11%)
Washington Mutual Bank
5.50%, 1/15/2013                                           20,000                                          19,413
Washington Mutual Inc
5.37%, 1/15/2010 (d)                                      100,000                                         100,413
                                                                                               -------------------
                                                                                               119,826
                                                                                               -------------------
Sovereign (0.14%)
Mexico Government International Bond
5.75%, 1/13/2009 (b)(d)                                    60,000                                          60,510
8.30%, 8/15/2031                                           40,000                                          46,200

South Africa Government International Bond
6.50%, 6/ 2/2014 (b)                                       45,000                                          44,887
                                                                                               -------------------
                                                                                               151,597
                                                                                               -------------------
Special Purpose Entity (0.30%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (e)                                      60,000                                          61,082
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.00%, 7/15/2014                                           45,000                                          45,563
MBIA Global Funding LLC
5.27%, 2/20/2007 (d)(e)                                   100,000                                         100,000
Pricoa Global Funding I
5.62%, 12/22/2006 (d)(e)                                  125,000                                         125,131
                                                                                               -------------------
                                                                                               331,776
                                                                                               -------------------
Steel - Producers (0.10%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                           95,000                                         104,738
                                                                                               -------------------

Telecommunication Services (0.17%)
Mastec Inc
7.75%, 2/ 1/2008 (b)                                       45,000                                          44,887
Qwest Corp
7.88%, 9/ 1/2011                                           60,000                                          60,750
TELUS Corp
7.50%, 6/ 1/2007                                           45,000                                          45,659
Verizon Global Funding Corp
5.30%, 8/15/2007 (d)                                       40,000                                          40,006
                                                                                               -------------------
                                                                                               191,302
                                                                                               -------------------
Telephone - Integrated (0.51%)
AT&T Corp
7.30%, 11/15/2011 (d)                                      50,000                                          53,077
British Telecommunications PLC
8.38%, 12/15/2010                                         125,000                                         137,234
Deutsche Telekom International Finance
5.63%, 3/23/2009 (d)                                       75,000                                          75,028
France Telecom SA
7.75%, 3/ 1/2011 (d)                                       75,000                                          80,565
Sprint Capital Corp
6.90%, 5/ 1/2019                                           40,000                                          41,095
Telecom Italia Capital SA
5.63%, 2/ 1/2011 (d)                                       45,000                                          45,239
Telefonica Europe BV
7.75%, 9/15/2010                                          105,000                                         111,389
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                          10,000                                           9,621
Verizon Communications Inc
5.35%, 2/15/2011                                           10,000                                           9,741
                                                                                               -------------------
                                                                                               562,989
                                                                                               -------------------
Textile - Home Furnishings (0.04%)
Mohawk Industries Inc
6.50%, 4/15/2007                                           40,000                                          40,187
                                                                                               -------------------

Tobacco (0.04%)
Reynolds American Inc
7.25%, 6/ 1/2013 (e)                                       40,000                                          39,100
                                                                                               -------------------


Transport - Rail (0.02%)
Union Pacific Corp
4.70%, 1/ 2/2024                                           19,837                                          18,196
                                                                                               -------------------

Transport - Services (0.04%)
FedEx Corp
3.50%, 4/ 1/2009                                           25,000                                          23,621
Ryder System Inc
5.95%, 5/ 2/2011                                           20,000                                          19,866
                                                                                               -------------------
                                                                                                43,487
                                                                                               -------------------
Vitamins & Nutrition Products (0.07%)
NBTY Inc
7.13%, 10/ 1/2015 (b)                                      70,000                                          65,800
WH Holdings Ltd/WH Capital Corp
9.50%, 4/ 1/2011                                            9,000                                           9,855
                                                                                               -------------------
                                                                                                75,655
                                                                                               -------------------
Wire & Cable Products (0.05%)
Superior Essex Communications LLC/Essex
Group Inc
9.00%, 4/15/2012                                           50,000                                          50,750
                                                                                               -------------------
TOTAL BONDS                                                                                 $          24,199,533
                                                                                               -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (21.69%)
Federal Home Loan Mortgage Corporation
(FHLMC) (4.16%)
4.50%, 7/ 1/2021 (f)                                      490,000                                         462,437
5.00%, 7/ 1/2021 (f)                                       75,000                                          72,164
5.50%, 7/ 1/2021 (f)                                       65,000                                          63,741
4.50%, 7/ 1/2036 (f)                                      190,000                                         172,247
5.00%, 7/ 1/2036 (f)                                      170,000                                         158,738
5.50%, 7/ 1/2036 (f)                                      840,000                                         806,662
6.00%, 7/ 1/2036 (f)                                      515,000                                         506,953
6.50%, 7/ 1/2036 (f)                                      195,000                                         196,097
6.50%, 6/ 1/2017                                           98,693                                          99,887
5.00%, 5/ 1/2018                                          781,842                                         754,307
5.50%, 12/ 1/2022                                         188,059                                         183,061
7.00%, 12/ 1/2027                                          60,421                                          61,959
6.00%, 1/ 1/2029                                           74,790                                          73,989
7.50%, 8/ 1/2030                                            6,076                                           6,290
8.00%, 12/ 1/2030                                          69,893                                          73,726
7.50%, 1/ 1/2031                                           16,695                                          17,283
6.50%, 5/ 1/2031                                           22,258                                          22,475
6.50%, 6/ 1/2031                                           54,797                                          55,331
6.50%, 11/ 1/2031                                          24,224                                          24,460
5.50%, 3/ 1/2033                                          173,492                                         167,373
5.50%, 4/ 1/2033                                          145,218                                         140,095
5.50%, 10/ 1/2033                                         290,341                                         280,100
6.50%, 10/ 1/2035                                         109,322                                         109,986
4.70%, 8/ 1/2035                                           48,746                                          47,199
                                                                                               -------------------
                                                                                             4,556,560
                                                                                               -------------------
Federal National Mortgage Association
(FNMA) (7.19%)
4.50%, 7/ 1/2021 (f)                                      325,000                                         307,125
5.50%, 7/ 1/2021 (f)                                      320,000                                         314,000
6.00%, 2/ 1/2025                                          175,957                                         175,007
4.50%, 7/ 1/2036 (f)                                      180,000                                         163,069
5.00%, 7/ 1/2036 (f)                                     3,270,000                                      3,056,430
5.50%, 7/ 1/2036 (f)                                     1,315,000                                      1,262,810
6.00%, 7/ 1/2036 (f)                                      565,000                                         555,995
6.50%, 7/ 1/2036 (f)                                       50,000                                          50,250
6.50%, 3/ 1/2008                                           31,340                                          31,384
6.00%, 4/ 1/2008                                           29,035                                          28,977

6.00%, 3/ 1/2009                                              707                                             706
6.00%, 5/ 1/2009                                           47,339                                          47,281
6.00%, 11/ 1/2009                                          22,003                                          21,987
6.00%, 12/ 1/2009                                           4,034                                           4,032
6.00%, 5/ 1/2010                                           16,505                                          16,512
4.50%, 9/ 1/2010                                          121,810                                         117,388
7.00%, 8/ 1/2029                                            5,298                                           5,431
6.50%, 2/ 1/2032                                           53,870                                          54,362
5.50%, 1/ 1/2033                                          397,053                                         383,093
5.50%, 7/ 1/2033                                          595,286                                         574,272
5.50%, 9/ 1/2033                                          254,536                                         245,551
6.00%, 12/ 1/2033                                         164,011                                         161,930
4.21%, 6/ 1/2034 (d)                                       47,304                                          45,950
4.37%, 7/ 1/2034 (d)                                       27,750                                          27,089
4.33%, 12/ 1/2034 (d)                                      76,572                                          74,658
4.61%, 3/ 1/2035 (d)                                       80,244                                          78,415
5.72%, 2/ 1/2036                                           38,699                                          38,242
5.80%, 6/ 1/2036 (c)                                       25,000                                          24,671
                                                                                               -------------------
                                                                                             7,866,617
                                                                                               -------------------
Government National Mortgage Association
(GNMA) (1.18%)
5.00%, 7/ 1/2036 (f)                                      320,000                                         302,800
5.50%, 7/ 1/2036 (f)                                      445,000                                         431,233
6.00%, 1/15/2029                                          278,931                                         277,380
7.00%, 5/15/2031                                           30,324                                          31,293
6.00%, 6/15/2032                                           20,811                                          20,675
6.00%, 12/15/2033                                          97,825                                          97,172
6.00%, 9/20/2026                                           87,338                                          86,714
7.00%, 2/20/2032                                           44,631                                          45,733
                                                                                               -------------------
                                                                                             1,293,000
                                                                                               -------------------
U.S. Treasury (8.16%)
2.63%, 11/15/2006                                         850,000                                         841,799
4.38%, 5/15/2007 (b)                                      425,000                                         421,746
3.63%, 7/15/2009 (b)                                      850,000                                         814,506
3.50%, 2/15/2010 (b)                                     1,200,000                                      1,136,531
5.00%, 2/15/2011 (b)                                      675,000                                         673,339
4.88%, 2/15/2012 (b)                                      575,000                                         568,711
4.25%, 8/15/2013 (b)                                      425,000                                         403,219
4.00%, 2/15/2014                                          225,000                                         209,021
4.75%, 5/15/2014 (b)                                      200,000                                         195,102
4.25%, 11/15/2014 (b)                                     600,000                                         564,281
7.25%, 5/15/2016 (b)                                      335,000                                         387,893
7.50%, 11/15/2016                                         475,000                                         561,836
8.13%, 8/15/2019 (b)                                      325,000                                         411,455
8.00%, 11/15/2021                                         250,000                                         319,726
7.13%, 2/15/2023                                          355,000                                         424,724
6.00%, 2/15/2026 (b)                                      300,000                                         324,961
6.25%, 5/15/2030 (b)                                      600,000                                         679,594
                                                                                               -------------------
                                                                                             8,938,444
                                                                                               -------------------
U.S. Treasury Inflation-Indexed
Obligations (1.00%)
3.88%, 1/15/2009                                          552,897                                         572,680
4.25%, 1/15/2010                                          269,474                                         286,273
2.00%, 1/15/2014 (b)                                      245,367                                         236,837
                                                                                               -------------------
                                                                                             1,095,790
                                                                                               -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                                               $          23,750,411
                                                                                               -------------------

SHORT TERM INVESTMENTS (0.06%)
Commercial Paper (0.06%)
Investment in Joint Trading Account;
HSBC Funding
5.27%, 7/ 3/2006                                           64,181                                          64,181
                                                                                               -------------------
TOTAL SHORT TERM INVESTMENTS                                                                $              64,181
                                                                                               -------------------
MONEY MARKET FUNDS (9.06%)
BNY Institutional Cash Reserve Fund (g)                  9,923,000                                      9,923,000
                                                                                               -------------------
TOTAL MONEY MARKET FUNDS                                                                    $           9,923,000
                                                                                               -------------------
Total Investments                                                                           $         127,565,925
Liabilities in Excess of Other Assets,
Net - (16.49)%                                                                                        (18,061,389)
                                                                                               -------------------
TOTAL NET ASSETS - 100.00%                                                                  $         109,504,536
                                                                                               ===================
                                                                                               -------------------

                                                                                               ===================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Market value is determined in accordance with procedures established in good faith by the Board of
     Directors.  At the end of the period, the value of these securities totaled $1,586,238 or 1.45% of net assets.

(d)  Variable Rate
(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $2,370,199 or 2.16% of net assets.


(f)  Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial
     Statements.
(g)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                 $          10,105,938
Unrealized Depreciation                                           (3,661,234)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                          6,444,704
Cost for federal income tax purposes                              121,121,221


Portfolio Summary (unaudited)
------------------------------------------------- -------- -------------------
Sector                                                                Percent
------------------------------------------------- -------- -------------------
Financial                                                              27.83%
Mortgage Securities                                                    17.98%
Consumer, Non-cyclical                                                 13.91%
Government                                                             10.04%
Communications                                                          7.80%
Industrial                                                              7.71%
Energy                                                                  7.38%
Consumer, Cyclical                                                      6.83%
Technology                                                              6.13%
Asset Backed Securities                                                 4.27%
Utilities                                                               3.54%
Basic Materials                                                         2.32%
Funds                                                                   0.64%
Diversified                                                             0.11%
Liabilities in Excess of Other Assets, Net                          (-16.49%)
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================



See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Bond Account
                                                         Principal
                                                           Amount                              Value
                                                    ---------- -------------------- -----------------
BONDS (64.85%)
Advertising Services (0.06%)
Advanstar Communications Inc
10.75%, 8/15/2010                                $    200,000                    $           214,500
                                                                                    -----------------

Aerospace & Defense Equipment (0.04%)
Sequa Corp
9.00%, 8/ 1/2009                                      150,000                                158,250
                                                                                    -----------------

Agricultural Operations (0.53%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                     550,000                                530,572
5.88%, 5/15/2013                                    1,180,000                              1,146,169
5.10%, 7/15/2015                                      300,000                                270,833
                                                                                    -----------------
                                                                                           1,947,574
                                                                                    -----------------
Apparel Manufacturers (0.03%)
Phillips-Van Heusen
7.75%, 11/15/2023                                     125,000                                124,687
                                                                                    -----------------

Appliances (0.09%)
Whirlpool Corp
5.90%, 6/15/2009                                      325,000                                324,757
                                                                                    -----------------

Asset Backed Securities (3.98%)
Ameriquest Mortgage Securities Inc
5.64%, 10/25/2034 (a)                                  89,869                                 89,887
5.62%, 3/25/2035 (a)                                  314,131                                314,431
5.55%, 7/25/2035 (a)                                  441,754                                442,371
Carrington Mortgage Loan Trust
5.58%, 1/25/2035 (a)                                  475,000                                475,369
5.47%, 9/25/2035 (a)                                  452,204                                452,302
Chase Funding Mortgage Loan Asset-Backed
5.61%, 9/25/2033 (a)                                  135,040                                135,414
5.82%, 9/25/2033 (a)                                  490,000                                491,843
Countrywide Asset-Backed Certificates
5.64%, 8/25/2032 (a)                                  102,838                                102,913
5.60%, 9/25/2033 (a)                                  254,294                                254,444
5.59%, 10/25/2034 (a)                                 589,039                                589,420
5.84%, 6/25/2035 (a)                                  720,000                                725,260
Countrywide Home Equity Loan Trust
5.38%, 5/15/2036 (a)(b)                             1,623,625                              1,623,511
First Horizon Asset Back Trust
5.48%, 10/25/2034 (a)(b)                              938,225                                937,638
GMAC Mortgage Corp Loan Trust
5.38%, 8/25/2035 (a)                                1,250,000                              1,250,188
5.50%, 8/25/2035 (a)                                1,000,000                              1,001,341
5.53%, 11/25/2036 (b)                               2,000,000                              1,999,954
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (a)                                  170,000                                170,321
Merrill Lynch Mortgage Investors Inc
5.88%, 1/25/2035 (a)                                  288,096                                288,430
MSDWCC Heloc Trust
5.51%, 7/25/2017 (a)                                  369,124                                369,354

Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (a)                                  263,518                                263,582
Residential Asset Securities Corp
3.28%, 8/25/2029                                      149,137                                148,287
SACO I Inc
5.59%, 4/25/2035 (a)                                  284,415                                284,456
Saxon Asset Securities Trust
5.54%, 3/25/2035 (a)                                  774,411                                774,953
Washington Mutual Asset-Backed Certificates
5.50%, 4/25/2036 (a)                                1,400,000                              1,400,356
                                                                                    -----------------
                                                                               14,586,025
                                                                                    -----------------
Auto - Car & Light Trucks (0.51%)
DaimlerChrysler NA Holding Corp
6.16%, 8/ 8/2006 (a)                                  775,000                                775,305
5.78%, 9/10/2007 (a)                                  300,000                                300,876
4.75%, 1/15/2008                                      110,000                                108,202
5.74%, 3/13/2009 (a)                                  700,000                                700,479
                                                                                    -----------------
                                                                                1,884,862
                                                                                    -----------------
Auto/Truck Parts & Equipment - Original (0.13%)
Stanadyne Corp
10.00%, 8/15/2014                                     200,000                                187,000
Tenneco Inc
8.63%, 11/15/2014                                     125,000                                124,687
TRW Automotive Inc
9.38%, 2/15/2013                                      150,000                                159,375
                                                                                    -----------------
                                                                                  471,062
                                                                                    -----------------
Automobile Sequential (0.49%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                     600,000                                581,595
5.57%, 6/15/2010 (a)                                  275,000                                276,347
Carss Finance LP
5.48%, 1/15/2011 (a)(c)                               551,378                                551,778
WFS Financial Owner Trust
4.50%, 5/17/2013                                      410,000                                398,478
                                                                                    -----------------
                                                                                1,808,198
                                                                                    -----------------
Beverages - Non-alcoholic (0.05%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                     175,000                                174,562
                                                                                    -----------------

Beverages - Wine & Spirits (0.34%)
Diageo Finance BV
5.62%, 3/30/2009 (a)                                  750,000                                750,140
5.50%, 4/ 1/2013                                      520,000                                506,125
                                                                                    -----------------
                                                                                1,256,265
                                                                                    -----------------
Brewery (0.25%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                    300,000                                348,750
Coors Brewing Co
6.38%, 5/15/2012                                      130,000                                132,294
FBG Finance Ltd
5.13%, 6/15/2015 (c)                                  475,000                                435,165
                                                                                    -----------------
                                                                                  916,209
                                                                                    -----------------
Broadcasting Services & Programming (0.03%)
Grupo Televisa SA
8.50%, 3/11/2032                                       90,000                                 99,083
                                                                                    -----------------


Building - Residential & Commercial (0.16%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                      125,000                                125,000
K Hovnanian Enterprises Inc
8.00%, 4/ 1/2012                                      100,000                                100,000
KB Home
7.75%, 2/ 1/2010                                      100,000                                100,000
9.50%, 2/15/2011                                      150,000                                156,750
Technical Olympic USA Inc
8.25%, 4/ 1/2011 (c)                                  125,000                                116,562
                                                                                    -----------------
                                                                                  598,312
                                                                                    -----------------
Building & Construction - Miscellaneous (0.03%)
Dycom Industries Inc
8.13%, 10/15/2015                                     100,000                                100,250
                                                                                    -----------------

Building & Construction Products -
Miscellaneous (0.30%)
CRH America Inc
6.40%, 10/15/2033                                     180,000                                175,007
Interline Brands Inc
8.13%, 6/15/2014                                      125,000                                124,688
Masco Corp
5.53%, 3/ 9/2007 (a)(c)                               800,000                                800,377
                                                                                    -----------------
                                                                                1,100,072

                                                                                    -----------------
Building Products - Air & Heating (0.04%)
York International Corp
6.63%, 8/15/2006                                      150,000                                150,096
                                                                                    -----------------

Cable TV (0.50%)
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.38%, 4/30/2014 (c)                                  150,000                                150,188
Comcast Corp
5.90%, 3/15/2016                                      350,000                                336,272
7.05%, 3/15/2033                                      150,000                                152,173
COX Communications Inc
4.63%, 1/15/2010                                      365,000                                348,157
6.75%, 3/15/2011                                      395,000                                402,235
Echostar DBS Corp
6.63%, 10/ 1/2014                                     320,000                                300,800
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (c)                                 150,000                                158,250
                                                                                    -----------------
                                                                                1,848,075
                                                                                    -----------------
Casino Hotels (0.46%)
Aztar Corp
9.00%, 8/15/2011                                      265,000                                277,588
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                      375,000                                365,849
5.75%, 10/ 1/2017                                     255,000                                232,301
MGM Mirage
6.75%, 4/ 1/2013 (c)                                  700,000                                667,625
Riviera Holdings Corp
11.00%, 6/15/2010                                     150,000                                158,625
                                                                                    -----------------
                                                                                1,701,988
                                                                                    -----------------
Cellular Telecommunications (1.07%)
America Movil SA de CV
5.74%, 4/27/2007 (a)                                  650,000                                650,000
6.38%, 3/ 1/2035                                       75,000                                 65,192
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011 (c)                                 150,000                                154,125
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                      625,000                                687,772
Nextel Communications Inc
5.95%, 3/15/2014                                      725,000                                696,467
Rogers Wireless Inc
7.25%, 12/15/2012                                     700,000                                705,250
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                     560,000                                559,383
Vodafone Group PLC
5.67%, 6/15/2011 (a)                                  415,000                                414,181
                                                                                    -----------------
                                                                                3,932,370
                                                                                    -----------------
Chemicals - Diversified (0.38%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                      240,000                                238,896
ICI Wilmington Inc
5.63%, 12/ 1/2013                                     295,000                                282,864
Ineos Group Holdings Plc
8.50%, 2/15/2016 (c)                                  125,000                                117,031
Lyondell Chemical Co
9.50%, 12/15/2008                                     590,000                                606,225
Nova Chemicals Corp
6.50%, 1/15/2012                                      150,000                                138,000
                                                                                    -----------------
                                                                                1,383,016
                                                                                    -----------------
Chemicals - Specialty (0.28%)
Chemtura Corp
6.88%, 6/ 1/2016                                      280,000                                270,550
Hercules Inc
6.75%, 10/15/2029                                     100,000                                 94,500
MacDermid Inc
9.13%, 7/15/2011                                      200,000                                209,000
Nalco Co
7.75%, 11/15/2011                                     200,000                                199,500
NewMarket Corp
8.88%, 5/ 1/2010                                      125,000                                126,562
Rhodia SA
10.25%, 6/ 1/2010                                     125,000                                133,438
                                                                                    -----------------
                                                                                1,033,550
                                                                                    -----------------
Coal (0.09%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
10.00%, 6/ 1/2012                                     125,000                                133,750
Massey Energy Co
6.88%, 12/15/2013 (c)                                 200,000                                186,000
                                                                                    -----------------
                                                                                  319,750
                                                                                    -----------------
Coatings & Paint (0.04%)
Valspar Corp
6.00%, 5/ 1/2007                                      155,000                                155,180
                                                                                    -----------------

Commercial Banks (1.14%)
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (a)(c)                               325,000                                300,059
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)                                  350,000                                333,371
Glitnir Banki HF
5.23%, 10/15/2008 (a)(c)                              350,000                                347,344
4.75%, 10/15/2010 (c)                                 220,000                                208,871
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                 850,000                                888,970

KeyBank NA
5.28%, 11/ 3/2009 (a)                               1,000,000                              1,001,500
Union Planters Bank NA
5.13%, 6/15/2007                                      335,000                                333,457
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (c)                                  170,000                                153,637
VTB Capital SA for Vneshtorgbank
6.17%, 9/21/2007 (a)(b)(c)                            270,000                                269,919
Woori Bank
6.13%, 5/ 3/2016 (a)(c)(d)                            355,000                                349,952
                                                                                    -----------------
                                                                                4,187,080
                                                                                    -----------------
Commercial Services (0.14%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                      415,000                                415,000
6.63%, 1/ 1/2016                                      100,000                                 90,000
                                                                                    -----------------
                                                                                  505,000
                                                                                    -----------------
Computer Services (0.04%)
Sungard Data Systems Inc
9.43%, 8/15/2013 (a)(c)                               140,000                                146,475
                                                                                    -----------------

Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                       75,000                                 76,562
                                                                                    -----------------

Computers  -Memory Devices (0.10%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                      350,000                                358,750
                                                                                    -----------------

Consumer Products - Miscellaneous (0.31%)
Blyth Inc
5.50%, 11/ 1/2013                                     150,000                                120,000
Fortune Brands Inc
5.13%, 1/15/2011                                      675,000                                646,477
5.38%, 1/15/2016                                      340,000                                314,509
5.88%, 1/15/2036                                       40,000                                 34,859
                                                                                    -----------------
                                                                                1,115,845
                                                                                    -----------------
Containers - Metal & Glass (0.16%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                      375,000                                386,250
8.75%, 11/15/2012                                     200,000                                208,250
                                                                                    -----------------
                                                                                  594,500
                                                                                    -----------------
Containers - Paper & Plastic (0.11%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014 (b)                                  175,000                                161,000
Plastipak Holdings Inc
8.50%, 12/15/2015 (c)                                 100,000                                100,000
Smurfit-Stone Container Enterprises Inc
9.75%, 2/ 1/2011                                      150,000                                154,125
                                                                                    -----------------
                                                                                  415,125
                                                                                    -----------------
Credit Card Asset Backed Securities (3.05%)
American Express Credit Account Master Trust
5.45%, 9/15/2011 (a)                                  240,000                                240,906
Arran
5.38%, 12/15/2010 (a)(b)                              875,000                                875,604
Bank One Issuance Trust
5.52%, 3/15/2012 (a)                                1,000,000                              1,005,881

Capital One Multi-Asset Execution Trust
5.42%, 12/15/2009 (a)                                 675,000                                675,038
Chase Credit Card Master Trust
5.40%, 5/15/2009 (a)                                  900,000                                899,939
5.53%, 1/17/2011 (a)                                1,125,000                              1,130,565
5.55%, 2/15/2011 (a)                                1,000,000                              1,006,719
Citibank Credit Card Issuance Trust
5.79%, 6/25/2009 (a)                                1,000,000                              1,002,310
6.47%, 12/15/2009 (a)                               1,700,000                              1,720,388
Citibank Credit Card Master Trust I
5.59%, 3/10/2011 (a)                                  575,000                                577,881
First USA Credit Card Master Trust
5.61%, 4/18/2011 (a)                                1,250,000                              1,257,083
Providian Master Note Trust
5.10%, 11/15/2012 (c)                                 800,000                                790,336
                                                                                    -----------------
                                                                               11,182,650
                                                                                    -----------------
Cruise Lines (0.09%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                     330,000                                333,013
                                                                                    -----------------

Data Processing & Management (0.10%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                      275,000                                270,412
Fidelity National Information Services
4.75%, 9/15/2008                                      110,000                                102,509
                                                                                    -----------------
                                                                                  372,921
                                                                                    -----------------
Dialysis Centers (0.03%)
DaVita Inc
7.25%, 3/15/2015                                      125,000                                120,000
                                                                                    -----------------

Diversified Financial Services (0.08%)
General Electric Capital Corp
6.75%, 3/15/2032                                      260,000                                277,530
                                                                                    -----------------

Diversified Manufacturing Operations (0.19%)
Bombardier Inc
6.75%, 5/ 1/2012 (c)                                  175,000                                161,000
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                      125,000                                132,031
JB Poindexter & Co Inc
8.75%, 3/15/2014                                      200,000                                162,000
Rexnord Corp
10.13%, 12/15/2012                                    200,000                                221,468
                                                                                    -----------------
                                                                                  676,499
                                                                                    -----------------
Diversified Minerals (0.07%)
Teck Cominco Ltd
6.13%, 10/ 1/2035                                     300,000                                268,532
                                                                                    -----------------

Diversified Operations (0.06%)
Noble Group Ltd
6.63%, 3/17/2015 (c)                                  245,000                                212,379
                                                                                    -----------------

Diversified Operations & Commercial
Services (0.04%)
Chemed Corp
8.75%, 2/24/2011                                      150,000                                157,500
                                                                                    -----------------


Electric - Distribution (0.12%)
Detroit Edison Co
5.70%, 10/ 1/2037                                     500,000                                442,582
                                                                                    -----------------

Electric - Generation (0.11%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                    108,750                                116,363
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (c)                                  105,000                                100,134
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)                                  182,950                                178,232
                                                                                    -----------------
                                                                                  394,729
                                                                                    -----------------
Electric - Integrated (3.65%)
AmerenUE
5.40%, 2/ 1/2016                                      320,000                                304,171
5.10%, 10/ 1/2019                                     340,000                                304,855
Appalachian Power Co
5.83%, 6/29/2007 (a)                                  550,000                                551,398
Arizona Public Service Co
6.50%, 3/ 1/2012                                      715,000                                724,005
5.80%, 6/30/2014                                      195,000                                188,491
Carolina Power & Light Co
5.25%, 12/15/2015                                     245,000                                230,897
Centerpoint Energy Inc
5.88%, 6/ 1/2008                                      200,000                                199,603
Cincinnati Gas & Electric
5.40%, 6/15/2033                                      125,000                                106,094
Commonwealth Edison Co
5.90%, 3/15/2036                                      200,000                                184,304
Consumers Energy Co
4.25%, 4/15/2008                                       80,000                                 77,757
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (a)                                 250,000                                238,854
Dominion Resources Inc/VA
5.79%, 9/28/2007 (a)                                  325,000                                325,195
5.95%, 6/15/2035                                      180,000                                161,384
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                      375,000                                349,766
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                      200,000                                191,068
6.02%, 12/ 8/2008 (a)(c)                              280,000                                280,240
Exelon Corp
4.45%, 6/15/2010                                      150,000                                142,748
6.75%, 5/ 1/2011                                      200,000                                206,681
FirstEnergy Corp
6.45%, 11/15/2011                                     375,000                                381,571
Florida Power & Light Co
5.40%, 9/ 1/2035                                      110,000                                 97,531
Florida Power Corp
4.80%, 3/ 1/2013                                       75,000                                 70,473
Georgia Power Co
5.35%, 2/17/2009 (a)                                1,050,000                              1,053,288
Indianapolis Power & Light
7.38%, 8/ 1/2007                                      245,000                                248,594
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                     225,000                                221,863
3.50%, 5/15/2008                                      150,000                                143,913
Nevada Power Co
6.65%, 4/ 1/2036 (c)(d)                               350,000                                330,594

Nisource Finance Corp
3.20%, 11/ 1/2006                                     185,000                                183,493
Northeast Utilities
3.30%, 6/ 1/2008                                      160,000                                152,524
Northern States Power-Minnesota
5.25%, 7/15/2035                                      200,000                                172,194
NorthWestern Corp
7.30%, 12/ 1/2006 (c)                                 500,000                                502,063
Ohio Power Co
4.85%, 1/15/2014                                      210,000                                194,834
PPL Energy Supply LLC
5.40%, 8/15/2014                                      255,000                                241,683
6.20%, 5/15/2016                                      355,000                                351,901
PSEG Power LLC
6.95%, 6/ 1/2012                                      425,000                                440,968
Puget Energy Inc
3.36%, 6/ 1/2008                                      200,000                                190,810
Southern California Edison Co
5.00%, 1/15/2016                                      305,000                                283,757
5.35%, 7/15/2035                                      210,000                                182,338
Southwestern Public Service Co
5.13%, 11/ 1/2006                                     750,000                                748,326
Tampa Electric Co
6.55%, 5/15/2036                                      175,000                                175,691
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                    1,050,000                              1,059,815
7.25%, 1/15/2033                                      115,000                                122,808
TXU Energy Co LLC
6.13%, 3/15/2008 (d)                                  150,000                                150,227
Virginia Electric & Power Co
5.38%, 2/ 1/2007                                      500,000                                498,657
5.40%, 1/15/2016 (d)                                  335,000                                315,495
Xcel Energy Inc
6.50%, 7/ 1/2036                                      100,000                                 98,073
                                                                                    -----------------
                                                                               13,380,995
                                                                                    -----------------
Electronic Components - Miscellaneous (0.14%)
Celestica Inc
7.88%, 7/ 1/2011                                      150,000                                147,375
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                      225,000                                227,250
Flextronics International Ltd
6.50%, 5/15/2013                                      150,000                                142,500
                                                                                    -----------------
                                                                                  517,125
                                                                                    -----------------
Electronic Components - Semiconductors (0.12%)
Amkor Technology Inc
7.75%, 5/15/2013                                      125,000                                113,125
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013 (d)                                  330,000                                320,112
                                                                                    -----------------
                                                                                  433,237
                                                                                    -----------------
Electronic Connectors (0.09%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                      330,000                                334,391
                                                                                    -----------------

Energy - Alternate Sources (0.19%)
Aventine Renewable Energy Holdings Inc
11.33%, 12/15/2011 (c)                                650,000                                684,938
                                                                                    -----------------


Engines - Internal Combustion (0.14%)
Cummins Inc
9.50%, 12/ 1/2010                                     500,000                                529,160
                                                                                    -----------------

Export & Import Bank (0.05%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                      180,000                                172,833
                                                                                    -----------------

Finance - Auto Loans (0.37%)
Ford Motor Credit Co
6.50%, 1/25/2007                                      260,000                                259,550
5.80%, 1/12/2009                                      100,000                                 91,357
9.47%, 4/15/2012 (a)                                  100,000                                101,532
General Motors Acceptance Corp
6.13%, 9/15/2006                                      290,000                                289,571
6.88%, 9/15/2011                                      325,000                                310,102
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (c)                                  330,000                                315,282
                                                                                    -----------------
                                                                                1,367,394
                                                                                    -----------------
Finance - Commercial (0.44%)
Caterpillar Financial Services Corp
5.12%, 7/27/2007 (a)                                  750,000                                750,124
5.05%, 12/ 1/2010                                     325,000                                316,683
CIT Group Inc
5.37%, 2/15/2007 (a)                                  525,000                                525,575
                                                                                    -----------------
                                                                                1,592,382
                                                                                    -----------------
Finance - Consumer Loans (0.78%)
HSBC Finance Capital Trust IX
5.91%, 11/30/2035 (d)                                 160,000                                152,690
HSBC Finance Corp
4.13%, 12/15/2008                                     300,000                                289,926
4.13%, 11/16/2009                                     475,000                                452,089
5.45%, 11/16/2009 (a)                                 925,000                                929,666
7.00%, 5/15/2012                                      150,000                                157,849
4.75%, 7/15/2013                                      230,000                                213,821
SLM Corp
5.24%, 7/27/2009 (a)                                  650,000                                650,499
                                                                                    -----------------
                                                                                2,846,540
                                                                                    -----------------
Finance - Credit Card (0.31%)
Capital One Bank
5.00%, 6/15/2009                                      555,000                                543,620
Capital One Financial Corp
4.80%, 2/21/2012                                      100,000                                 94,332
MBNA Corp
5.58%, 5/ 5/2008 (a)                                  500,000                                503,604
                                                                                    -----------------
                                                                                1,141,556
                                                                                    -----------------
Finance - Investment Banker & Broker (2.96%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015 (d)                                 140,000                                132,465
Citigroup Inc
5.32%, 5/18/2010 (a)(d)                               850,000                                852,100
5.30%, 1/ 7/2016 (d)                                  320,000                                304,794
6.63%, 6/15/2032                                      175,000                                180,168
Credit Suisse USA Inc
5.31%, 1/15/2010 (a)                                  550,000                                552,098
E*Trade Financial Corp
7.38%, 9/15/2013                                      150,000                                150,000

Goldman Sachs Group Inc
3.88%, 1/15/2009                                      340,000                                325,746
5.42%, 7/23/2009 (a)                                  500,000                                503,199
5.44%, 3/ 2/2010 (a)                                  500,000                                500,292
5.15%, 1/15/2014                                      175,000                                165,864
6.45%, 5/ 1/2036                                      350,000                                335,307
Jefferies Group Inc
6.25%, 1/15/2036                                      330,000                                301,177
JPMorgan Chase & Co
5.25%, 5/ 1/2015                                    1,665,000                              1,569,409
Lehman Brothers Holdings Inc
5.41%, 11/10/2009 (a)                                 550,000                                552,123
Merrill Lynch & Co Inc
5.41%, 2/ 6/2009 (a)                                  925,000                                929,084
5.37%, 2/ 5/2010 (a)                                  400,000                                401,320
6.05%, 5/16/2016                                      535,000                                531,476
Morgan Stanley
5.35%, 1/15/2010 (a)                                1,325,000                              1,331,510
6.75%, 4/15/2011                                      240,000                                249,174
5.30%, 3/ 1/2013                                      190,000                                183,778
4.75%, 4/ 1/2014                                      855,000                                783,881
                                                                                    -----------------
                                                                               10,834,965
                                                                                    -----------------
Finance - Leasing Company (0.15%)
International Lease Finance Corp
5.47%, 1/15/2010 (a)                                  550,000                                553,492
                                                                                    -----------------

Finance - Mortgage Loan/Banker (3.78%)
Countrywide Financial Corp
5.67%, 12/19/2008 (a)                                 335,000                                335,609
6.25%, 5/15/2016                                      355,000                                347,948
Countrywide Home Loans Inc
4.25%, 12/19/2007                                     120,000                                117,567
Fannie Mae
3.70%, 11/ 1/2007                                     920,000                                898,108
2.88%, 5/19/2008                                      425,000                                405,215
5.62%, 2/25/2018 (a)                                  502,203                                503,580
5.57%, 11/25/2022 (a)                                 470,109                                471,833
5.52%, 1/25/2023 (a)                                  682,754                                684,247
6.25%, 5/15/2029                                      550,000                                594,806
7.25%, 5/15/2030 (d)                                  960,000                              1,163,988
5.62%, 2/25/2032 (a)                                  844,199                                845,953
5.57%, 3/25/2035 (a)                                  625,737                                625,362
Fannie Mae Whole Loan
5.52%, 5/25/2035 (a)                                  810,367                                813,673
Freddie Mac
2.65%, 5/30/2008                                    1,000,000                                949,437
4.75%, 5/ 6/2013                                      625,000                                588,980
4.63%, 5/28/2013                                      325,000                                302,495
5.65%, 6/15/2023 (a)                                  536,325                                541,295
6.75%, 3/15/2031                                    1,786,000                              2,049,399
Residential Capital Corp
6.87%, 6/29/2007 (a)                                  500,000                                501,617
6.90%, 4/17/2009 (a)(c)                               125,000                                124,993
6.00%, 2/22/2011                                      800,000                                775,180
6.50%, 4/17/2013                                      195,000                                191,362
                                                                                    -----------------
                                                                               13,832,647
                                                                                    -----------------
Finance - Other Services (0.17%)
American Real Estate Partners LP/Finance Corp
7.13%, 2/15/2013                                      100,000                                 96,000
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                      125,000                                124,062
PCCW HKT Capital Ltd
5.25%, 7/20/2015 (c)                                  460,000                                407,042
                                                                                    -----------------
                                                                                  627,104
                                                                                    -----------------
Food - Meat Products (0.10%)
Tyson Foods Inc
6.60%, 4/ 1/2016                                      360,000                                351,887
                                                                                    -----------------

Food - Miscellaneous/Diversified (0.18%)
Corn Products International Inc
8.45%, 8/15/2009                                      290,000                                309,446
Kraft Foods Inc
4.63%, 11/ 1/2006                                     350,000                                348,797
                                                                                    -----------------
                                                                                  658,243
                                                                                    -----------------
Food - Retail (0.44%)
Delhaize America Inc
8.13%, 4/15/2011                                      540,000                                567,909
Safeway Inc
5.83%, 3/27/2009 (a)                                  525,000                                525,252
5.80%, 8/15/2012 (d)                                  535,000                                522,485
                                                                                    -----------------
                                                                                1,615,646
                                                                                    -----------------
Gas - Distribution (0.23%)
Sempra Energy
4.75%, 5/15/2009                                      250,000                                243,089
Southern California Gas Co
5.40%, 12/ 1/2009 (a)                                 600,000                                600,797
                                                                                    -----------------
                                                                                  843,886
                                                                                    -----------------
Home Equity - Other (4.17%)
AAA Trust
5.60%, 2/27/2035 (a)(c)                               425,000                                426,008
ACE Securities Corp
5.55%, 3/25/2035 (a)                                  300,000                                300,236
5.43%, 7/25/2035 (a)                                  394,528                                394,584
Asset Backed Funding Certificates
5.58%, 2/25/2035 (a)                                  373,211                                373,385
5.50%, 6/25/2035 (a)                                1,600,000                              1,600,459
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (a)                                  635,000                                634,985
5.56%, 2/25/2035 (a)                                  797,019                                797,493
5.51%, 3/25/2035 (a)                                  800,000                                800,434
Citigroup Mortgage Loan Trust Inc
5.44%, 1/25/2036 (a)                                1,400,000                              1,400,615
Countrywide Asset-Backed Certificates
6.09%, 6/30/2036 (b)                                  625,000                                624,986
First-Citizens Home Equity Loan LLC
5.41%, 9/15/2022 (a)(c)                               547,652                                546,364
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (a)                                  700,000                                700,409
Morgan Stanley ABS Capital I
5.54%, 12/25/2034 (a)                                 410,287                                410,721
5.42%, 7/25/2035 (a)                                  318,230                                318,307
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)                                  459,878                                460,396
5.59%, 7/25/2035 (a)                                  360,000                                360,927
Option One Mortgage Loan Trust
5.85%, 5/25/2034 (a)                                  485,000                                486,635
6.37%, 5/25/2034 (a)                                  485,000                                484,990

Option One Mortgage Loan Trust (continued)
5.62%, 11/25/2034 (a)                                  80,993                                 81,060
5.56%, 2/25/2035 (a)                                  549,122                                549,859
Residential Asset Securities Corp
5.91%, 12/25/2033 (a)                                 750,000                                754,448
6.47%, 3/25/2035 (a)                                  250,000                                251,467
5.52%, 5/25/2035 (a)                                  850,000                                850,663
Saxon Asset Securities Trust
6.45%, 3/25/2035 (a)                                  810,000                                814,374
Structured Asset Securities Corp
5.54%, 3/25/2035 (a)                                  863,277                                863,497
                                                                                    -----------------
                                                                               15,287,302
                                                                                    -----------------
Independent Power Producer (0.07%)
NRG Energy Inc
7.25%, 2/ 1/2014                                      150,000                                146,250
Reliant Energy Inc
9.50%, 7/15/2013                                      125,000                                125,625
                                                                                    -----------------
                                                                                  271,875
                                                                                    -----------------
Industrial Automation & Robots (0.07%)
Intermec Inc
7.00%, 3/15/2008                                      250,000                                249,375
                                                                                    -----------------

Insurance Brokers (0.15%)
AON Corp
8.21%, 1/ 1/2027 (d)                                  170,000                                183,394
Marsh & McLennan Cos Inc
5.19%, 7/13/2007 (a)                                  375,000                                374,760
                                                                                    -----------------
                                                                                  558,154
                                                                                    -----------------
Investment Companies (0.16%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)                                  600,000                                581,054
                                                                                    -----------------

Investment Management & Advisory
Services (0.11%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                     400,000                                392,198
                                                                                    -----------------

Life & Health Insurance (0.35%)
AmerUs Group Co
5.95%, 8/15/2015                                      165,000                                159,137
Hartford Life Global Funding Trusts
5.50%, 9/15/2009 (a)                                  950,000                                952,482
UnumProvident Corp
7.38%, 6/15/2032                                      160,000                                155,075
                                                                                    -----------------
                                                                                1,266,694
                                                                                    -----------------
Machinery - Construction & Mining (0.06%)
Terex Corp
9.25%, 7/15/2011                                      200,000                                212,500
                                                                                    -----------------

Machinery - Farm (0.06%)
Case New Holland Inc
9.25%, 8/ 1/2011                                      125,000                                131,562
7.13%, 3/ 1/2014 (c)                                  100,000                                 95,500
                                                                                    -----------------
                                                                                  227,062
                                                                                    -----------------
Machinery - General Industry (0.04%)
Stewart & Stevenson LLC/Stewart &
Stevenson Corp
10.00%, 7/15/2014 (c)(e)                              150,000                                150,563
                                                                                    -----------------

Machinery - Material Handling (0.04%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                     150,000                                153,000
                                                                                    -----------------

Machinery Tools & Related Products (0.12%)
Kennametal Inc
7.20%, 6/15/2012                                      425,000                                443,256
                                                                                    -----------------

Medical - Drugs (0.18%)
Allergan Inc
5.75%, 4/ 1/2016 (c)                                  450,000                                437,242
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                       85,000                                 79,717
6.15%, 2/ 1/2036                                      170,000                                152,646
                                                                                    -----------------
                                                                                  669,605
                                                                                    -----------------
Medical - HMO (0.16%)
Coventry Health Care Inc
5.88%, 1/15/2012                                      605,000                                580,800
                                                                                    -----------------

Medical - Hospitals (0.51%)
HCA Inc
5.25%, 11/ 6/2008                                     245,000                                238,542
6.95%, 5/ 1/2012                                      650,000                                634,484
6.30%, 10/ 1/2012                                     100,000                                 94,052
6.75%, 7/15/2013                                      200,000                                190,986
Triad Hospitals Inc
7.00%, 11/15/2013                                     125,000                                121,562
United Surgical Partners International
10.00%, 12/15/2011                                    550,000                                577,500
                                                                                    -----------------
                                                                                1,857,126
                                                                                    -----------------
Medical - Nursing Homes (0.12%)
Extendicare Health Services Inc
9.50%, 7/ 1/2010                                      415,000                                433,156
                                                                                    -----------------

Medical - Wholesale Drug Distribution (0.08%)
AmerisourceBergen Corp
5.63%, 9/15/2012 (c)                                  320,000                                305,600
                                                                                    -----------------

Medical Instruments (0.08%)
Boston Scientific Corp
6.00%, 6/15/2011                                      310,000                                305,822
                                                                                    -----------------

Medical Laboratory & Testing Service (0.31%)
Quest Diagnostics Inc
6.75%, 7/12/2006                                      875,000                                875,137
5.45%, 11/ 1/2015                                     290,000                                274,946
                                                                                    -----------------
                                                                                1,150,083
                                                                                    -----------------
Metal - Copper (0.06%)
Southern Copper Corp
7.50%, 7/27/2035 (c)                                  215,000                                205,267
                                                                                    -----------------

Metal - Diversified (0.20%)
Earle M Jorgensen Co
9.75%, 6/ 1/2012                                      200,000                                213,000
Falconbridge Ltd
7.25%, 7/15/2012                                      300,000                                311,380
5.38%, 6/ 1/2015                                      135,000                                123,065

Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014                                      100,000                                 96,250
                                                                                    -----------------
                                                                                  743,695
                                                                                    -----------------
Miscellaneous Manufacturers (0.04%)
Samsonite Corp
8.88%, 6/ 1/2011                                      150,000                                155,625
                                                                                    -----------------

Mortgage Backed Securities (15.06%)
Adjustable Rate Mortgage Trust
5.11%, 11/25/2035 (a)                                 400,000                                388,855
Banc of America Commercial Mortgage Inc
4.67%, 7/10/2043                                      775,000                                711,079
4.86%, 7/10/2043                                      775,000                                720,823
Banc of America Large Loan
5.44%, 2/ 9/2021 (a)(c)                               325,000                                326,059
Bear Stearns Adjustable Rate Mortgage Trust
3.51%, 6/25/2034 (a)                                  295,000                                280,417
Bear Stearns Commercial Mortgage Securities Inc
5.52%, 6/15/2017 (a)(c)                             1,000,000                                999,688
0.71%, 5/11/2039 (a)(c)                             2,894,421                                 56,910
Bella Vista Mortgage Trust
5.52%, 5/20/2045 (a)                                  609,850                                611,244
Chase Commercial Mortgage Securities Corp
7.03%, 1/15/2032                                       65,929                                 65,978
7.63%, 7/15/2032                                      900,000                                957,114
7.32%, 10/15/2032                                     850,000                                892,438
Countrywide Alternative Loan Trust
5.57%, 5/25/2034 (a)                                  575,000                                575,114
5.45%, 7/20/2035 (a)(b)                               672,941                                675,764
5.59%, 7/25/2046 (b)                                  443,482                                444,237
Countrywide Home Loan Mortgage Pass Through
4.59%, 12/19/2033 (a)                               1,100,000                              1,037,496
5.52%, 4/25/2046 (b)                                1,484,616                              1,487,168
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038                                    1,000,000                                999,800
CS First Boston Mortgage Securities Corp
5.48%, 11/15/2020 (a)(c)                              650,000                                650,844
1.58%, 3/15/2036 (a)(c)                             3,539,627                                114,571
0.70%, 5/15/2036 (a)(c)                             4,757,539                                 71,235
0.83%, 7/15/2036 (a)(c)                             5,076,799                                115,746
0.13%, 11/15/2037 (a)(c)                            7,628,738                                155,558
7.90%, 9/15/2041 (a)                                  160,000                                169,439
Deutsche ALT-A Securities Inc Alternate
5.50%, 4/25/2036                                    1,500,000                              1,502,734
DLJ Commercial Mortgage Corp
7.34%, 10/10/2032                                     180,000                                188,379
Downey Savings & Loan Association Mortgage
5.51%, 4/19/2047 (a)                                1,695,057                              1,697,828
First Union National Bank Commercial Mortgage
8.09%, 5/17/2032                                      275,000                                295,907
Ge Capital Commercial Mortgage Corp
0.78%, 3/10/2040 (a)(c)                             8,532,719                                183,010
4.98%, 5/10/2043 (a)                                1,580,000                              1,482,787
5.51%, 11/10/2045                                   2,500,000                              2,412,812
GMAC Commercial Mortgage Securities Inc
1.02%, 3/10/2038 (a)(c)                             4,230,647                                125,582
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (a)                                  544,996                                545,183
5.62%, 6/25/2045 (a)                                  518,093                                519,520

Greenwich Capital Commercial Funding Corp
0.50%, 6/10/2036 (a)(c)                             32,606,309                               405,068
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (b)                               1,353,727                              1,353,194
Homebanc Mortgage Trust
5.66%, 1/25/2036 (b)                                2,003,704                              2,008,713
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (a)                                1,000,000                              1,000,464
Impac CMB Trust
5.82%, 10/25/2033 (a)                                 264,112                                264,219
6.26%, 10/25/2033 (a)                                 296,488                                296,588
5.81%, 10/25/2034 (a)                               1,121,358                              1,123,723
5.70%, 1/25/2035 (a)                                  501,216                                501,979
5.63%, 4/25/2035 (a)                                  376,038                                376,350
5.75%, 4/25/2035 (a)                                  345,251                                345,774
5.62%, 8/25/2035 (a)                                  536,140                                536,387
Indymac Index Mortgage Loan Trust
5.55%, 4/25/2035 (a)                                  412,910                                414,559
5.65%, 4/25/2035 (a)                                  405,858                                407,741
JP Morgan Chase Commercial Mortgage Securities
0.80%, 10/12/2035 (a)(c)                            4,856,715                                180,412
1.29%, 1/12/2039 (a)(c)                             3,994,378                                154,187
0.07%, 1/15/2042 (a)(c)                             7,888,316                                139,797
JP Morgan Mortgage Trust
4.96%, 11/25/2035 (a)                               1,100,000                              1,067,096
5.38%, 4/25/2036 (b)                                  858,367                                847,775
5.86%, 6/25/2036 (b)                                1,084,100                              1,079,568
6.00%, 6/25/2036 (b)                                  365,000                                363,376
LB-UBS Commercial Mortgage Trust
5.74%, 6/15/2032                                      725,000                                727,181
0.81%, 3/15/2034 (a)(c)                             2,355,288                                 36,373
0.29%, 3/15/2036 (a)(c)                             2,829,022                                 78,794
1.32%, 3/15/2036 (a)(c)                             2,503,545                                 89,316
0.90%, 8/15/2036 (a)(c)                             3,953,828                                 91,701
5.90%, 6/15/2038                                      535,000                                538,093
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039                                      550,000                                544,336
0.69%, 2/12/2042 (a)                                20,716,452                               344,970
Morgan Stanley Capital I
7.11%, 4/15/2033                                      110,000                                113,936
1.23%, 1/13/2041 (a)(c)                             2,792,118                                104,448
5.54%, 5/24/2043 (a)(b)(c)                          1,200,000                              1,200,000
Morgan Stanley Dean Witter Capital I
0.93%, 4/15/2034 (a)(c)                             2,908,626                                 57,946
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (a)                                  542,369                                542,932
Sequoia Mortgage Trust
5.50%, 2/20/2035 (a)                                  439,899                                439,754
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (a)                                  460,000                                462,906
5.55%, 12/25/2035 (a)                                 850,000                                850,619
5.55%, 3/25/2036 (a)                                  700,000                                701,293
Structured Adjustable Rate Mortgage Loan Trust
4.69%, 7/25/2034 (a)                                1,200,000                              1,164,074
5.57%, 3/25/2035 (a)                                  578,864                                578,995
5.25%, 12/25/2035                                     596,434                                586,647
Structured Asset Securities Corp
5.50%, 6/25/2036 (b)                                1,000,000                                995,583
Wachovia Bank Commercial Mortgage Trust
5.43%, 1/15/2018 (c)                                1,000,000                              1,000,911
0.17%, 11/15/2035 (c)                               15,757,793                               182,223
0.62%, 10/15/2041 (a)(c)                            18,074,242                               328,300
0.46%, 3/15/2042 (a)(c)                             28,958,210                               370,028
4.94%, 4/15/2042                                    1,300,000                              1,215,391
Wamu Alternative Mortgage Pass-Through
5.57%, 2/25/2036 (a)                                  446,212                                447,296
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                  763,573                                726,369
Washington Mutual Inc
5.64%, 12/25/2027                                     803,402                                804,052
3.97%, 3/25/2033                                      402,515                                389,555
3.80%, 6/25/2034 (a)                                  505,000                                477,998
4.67%, 5/25/2035 (a)                                  260,000                                252,860
5.55%, 7/25/2044 (a)                                  430,026                                433,141
5.63%, 1/25/2045 (a)                                  501,125                                503,511
5.85%, 1/25/2045 (a)                                  648,678                                650,140
5.55%, 4/25/2045 (a)                                  275,438                                275,555
5.59%, 4/25/2045 (a)                                  275,438                                275,705
5.61%, 7/25/2045 (a)                                  698,412                                699,456
5.57%, 11/25/2045 (a)                                 817,486                                820,230
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035                                      759,996                                741,354
                                                                                    -----------------
                                                                               55,172,261
                                                                                    -----------------
Multi-line Insurance (0.33%)
ACE Ltd
6.00%, 4/ 1/2007                                      200,000                                200,190
ING Groep NV
5.78%, 12/ 8/2035                                     325,000                                308,396
Metlife Inc
5.25%, 12/ 1/2006                                     700,000                                698,588
                                                                                    -----------------
                                                                                1,207,174
                                                                                    -----------------
Multimedia (0.68%)
News America Inc
6.63%, 1/ 9/2008 (d)                                  255,000                                258,262
4.75%, 3/15/2010                                       95,000                                 91,526
6.20%, 12/15/2034                                      80,000                                 72,599
6.40%, 12/15/2035                                     175,000                                161,858
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                      570,000                                633,824
Viacom Inc
5.69%, 6/16/2009 (c)                                  375,000                                374,816
5.75%, 4/30/2011 (c)                                  225,000                                220,999
6.25%, 4/30/2016 (c)(d)                               355,000                                344,616
6.88%, 4/30/2036 (c)                                  130,000                                125,458
Walt Disney Co
5.38%, 6/ 1/2007                                      200,000                                199,472
                                                                                    -----------------
                                                                                2,483,430
                                                                                    -----------------
Mutual Insurance (0.04%)
Liberty Mutual Group Inc
7.00%, 3/15/2034 (c)                                  160,000                                147,737
                                                                                    -----------------

Non-hazardous Waste Disposal (0.14%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                      175,000                                185,500
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                      125,000                                131,250

WCA Waste Corp
9.25%, 6/15/2014 (c)(e)                               200,000                                202,000
                                                                                    -----------------
                                                                                  518,750
                                                                                    -----------------
Office Automation & Equipment (0.05%)
Xerox Corp
6.40%, 3/15/2016                                      200,000                                188,750
                                                                                    -----------------

Oil - Field Services (0.10%)
Smith International Inc
6.00%, 6/15/2016                                      365,000                                361,757
                                                                                    -----------------

Oil Company - Exploration & Production (0.83%)
Chesapeake Energy Corp
7.63%, 7/15/2013                                      200,000                                201,250
6.50%, 8/15/2017                                      175,000                                159,687
Clayton Williams Energy Inc
7.75%, 8/ 1/2013                                      150,000                                138,000
CNOOC Finance 2002 Ltd
5.50%, 5/21/2033 (c)                                  175,000                                149,958
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                     125,000                                119,375
Devon Financing Corp ULC
7.88%, 9/30/2031                                      100,000                                114,196
Energy Partners Ltd
8.75%, 8/ 1/2010                                      200,000                                192,500
Nexen Inc
5.05%, 11/20/2013                                     525,000                                491,348
7.88%, 3/15/2032                                      125,000                                140,881
Plains Exploration & Production Co
8.75%, 7/ 1/2012                                      125,000                                130,938
Pogo Producing Co
6.88%, 10/ 1/2017                                     150,000                                138,938
Stone Energy Corp
8.24%, 7/15/2010 (c)                                  150,000                                150,000
Swift Energy Co
9.38%, 5/ 1/2012                                      175,000                                184,625
Talisman Energy Inc
5.13%, 5/15/2015                                      265,000                                246,827
XTO Energy Inc
6.25%, 4/15/2013 (d)                                   90,000                                 90,059
5.65%, 4/ 1/2016                                      280,000                                265,507
6.10%, 4/ 1/2036 (d)                                  140,000                                126,722
                                                                                    -----------------
                                                                                3,040,811
                                                                                    -----------------
Oil Company - Integrated (0.33%)
Husky Energy Inc
6.15%, 6/15/2019                                      255,000                                249,456
Occidental Petroleum Corp
4.00%, 11/30/2007                                     170,000                                166,238
Petrobras International Finance Co
9.13%, 2/ 1/2007                                      200,000                                203,800
8.38%, 12/10/2018                                     260,000                                278,850
Petro-Canada
5.95%, 5/15/2035                                      190,000                                173,710
Petronas Capital Ltd
7.88%, 5/22/2022 (c)                                  125,000                                143,077
                                                                                    -----------------
                                                                                1,215,131
                                                                                    -----------------

Oil Field Machinery & Equipment (0.09%)
Cameron International Corp
2.65%, 4/15/2007                                      350,000                                340,210
                                                                                    -----------------

Oil Refining & Marketing (0.57%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                     365,000                                355,137
6.38%, 2/ 1/2013                                      150,000                                149,857
5.75%, 3/ 1/2035 (d)                                  210,000                                178,154
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                      515,000                                548,214
6.75%, 2/ 1/2011                                      550,000                                563,899
Tesoro Corp
6.25%, 11/ 1/2012 (c)(d)                              320,000                                304,000
                                                                                    -----------------
                                                                                2,099,261
                                                                                    -----------------
Paper & Related Products (0.12%)
Abitibi-Consolidated Inc
8.55%, 8/ 1/2010                                      225,000                                213,188
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                      105,000                                 96,370
Neenah Paper Inc
7.38%, 11/15/2014                                     150,000                                138,000
                                                                                    -----------------
                                                                                  447,558
                                                                                    -----------------
Pharmacy Services (0.23%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                      435,000                                460,578
Omnicare Inc
6.75%, 12/15/2013                                      65,000                                 61,912
6.88%, 12/15/2015                                     325,000                                308,750
                                                                                    -----------------
                                                                                  831,240
                                                                                    -----------------
Physician Practice Management (0.09%)
US Oncology Inc
9.00%, 8/15/2012                                      100,000                                104,000
10.75%, 8/15/2014                                     200,000                                217,000
                                                                                    -----------------
                                                                                  321,000
                                                                                    -----------------
Pipelines (0.89%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                      165,000                                155,645
Buckeye Partners LP
4.63%, 7/15/2013                                      325,000                                295,837
Enbridge Energy Partners LP
4.00%, 1/15/2009                                      105,000                                100,192
Energy Transfer Partners LP
5.65%, 8/ 1/2012                                      350,000                                337,769
Holly Energy Partners LP
6.25%, 3/ 1/2015                                      150,000                                137,250
Kinder Morgan Inc
6.50%, 9/ 1/2012                                      210,000                                199,541
National Fuel Gas Co
5.25%, 3/ 1/2013                                      190,000                                181,961
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                      250,000                                260,000
Plains All American Pipeline LP
6.70%, 5/15/2036 (c)(d)                               350,000                                341,148
Southern Natural Gas Co
8.88%, 3/15/2010                                      350,000                                369,689
TEPPCO Partners LP
7.63%, 2/15/2012                                      605,000                                640,463

Texas Eastern Transmission LP
5.25%, 7/15/2007                                      240,000                                238,085
                                                                                    -----------------
                                                                                3,257,580
                                                                                    -----------------
Poultry (0.04%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                      150,000                                156,000
                                                                                    -----------------

Precious Metals (0.24%)
Barrick Gold Finance Co
7.50%, 5/ 1/2007                                      850,000                                861,838
                                                                                    -----------------

Printing - Commercial (0.10%)
Cadmus Communications Corp
8.38%, 6/15/2014                                      150,000                                148,500
Sheridan Group Inc/The
10.25%, 8/15/2011                                     200,000                                203,250
                                                                                    -----------------
                                                                                  351,750
                                                                                    -----------------
Property & Casualty Insurance (0.30%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                      305,000                                303,914
Crum & Forster Holdings Corp
10.38%, 6/15/2013                                     200,000                                203,500
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                      575,000                                575,163
                                                                                    -----------------
                                                                                1,082,577
                                                                                    -----------------
Publishing - Books (0.11%)
Reed Elsevier Capital Inc
6.13%, 8/ 1/2006                                      385,000                                385,124
                                                                                    -----------------

Publishing - Newspapers (0.05%)
Block Communications Inc
8.25%, 12/15/2015 (c)                                 175,000                                168,000
                                                                                    -----------------

Publishing - Periodicals (0.04%)
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010                                      150,000                                155,625
                                                                                    -----------------

Quarrying (0.05%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(f)                               200,000                                182,000
                                                                                    -----------------

Real Estate Operator & Developer (0.15%)
EOP Operating LP
5.88%, 1/15/2013                                      235,000                                230,307
4.75%, 3/15/2014                                      350,000                                317,452
                                                                                    -----------------
                                                                                  547,759
                                                                                    -----------------
Recreational Centers (0.06%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                     225,000                                230,062
                                                                                    -----------------

Regional Banks (0.46%)
NB Capital Trust
7.83%, 12/15/2026                                     700,000                                732,361
Wachovia Corp
5.63%, 12/15/2008                                     600,000                                599,565
6.38%, 2/ 1/2009                                      150,000                                151,995

Wells Fargo & Co
3.12%, 8/15/2008                                      225,000                                214,219
                                                                                    -----------------
                                                                                1,698,140
                                                                                    -----------------
Reinsurance (0.25%)
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                      500,000                                490,497
Transatlantic Holdings Inc
5.75%, 12/14/2015                                     450,000                                433,187
                                                                                    -----------------
                                                                                  923,684

                                                                                    -----------------
REITS - Apartments (0.07%)
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                      235,000                                241,853
                                                                                    -----------------

REITS - Diversified (0.40%)
iStar Financial Inc
6.55%, 3/12/2007 (a)                                  425,000                                427,927
5.66%, 3/ 3/2008 (a)                                  425,000                                425,778
5.65%, 9/15/2011                                      350,000                                342,247
5.15%, 3/ 1/2012                                      275,000                                261,469
                                                                                    -----------------
                                                                                1,457,421
                                                                                    -----------------
REITS - Hotels (0.08%)
Hospitality Properties Trust
6.30%, 6/15/2016                                      290,000                                285,636
                                                                                    -----------------

REITS - Mortgage (0.03%)
Thornburg Mortgage Inc
8.00%, 5/15/2013                                      125,000                                123,125
                                                                                    -----------------

REITS - Office Property (0.40%)
Brandywine Operating Partnership Lp/PA
5.41%, 4/ 1/2009 (a)                                  525,000                                525,254
5.63%, 12/15/2010                                     375,000                                367,194
HRPT Properties Trust
5.94%, 3/16/2011 (a)                                  575,000                                575,436
                                                                                    -----------------
                                                                                1,467,884
                                                                                    -----------------
REITS - Regional Malls (0.12%)
Simon Property Group LP
4.60%, 6/15/2010                                      115,000                                110,209
5.75%, 5/ 1/2012                                      325,000                                320,175
                                                                                    -----------------
                                                                                  430,384
                                                                                    -----------------
Rental - Auto & Equipment (0.03%)
Avis Budget Car Rental LLC/Avis Budget
Finance Inc
7.63%, 5/15/2014 (c)                                  100,000                                 97,000
                                                                                    -----------------

Retail - Apparel & Shoe (0.05%)
Foot Locker Inc
8.50%, 1/15/2022                                      175,000                                176,531
                                                                                    -----------------

Retail - Auto Parts (0.33%)
CSK Auto Inc
7.00%, 1/15/2014                                      125,000                                125,000
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                      975,000                                975,000
7.50%, 12/15/2014                                     125,000                                108,750
                                                                                    -----------------
                                                                                1,208,750
                                                                                    -----------------

Retail - Automobile (0.03%)
Asbury Automotive Group Inc
9.00%, 6/15/2012                                      100,000                                 99,000
                                                                                    -----------------

Retail - Drug Store (0.04%)
Rite Aid Corp
9.50%, 2/15/2011                                      150,000                                155,625
                                                                                    -----------------

Retail - Propane Distribution (0.10%)
Amerigas Partners LP
7.25%, 5/20/2015                                      250,000                                236,250
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                     150,000                                139,500
                                                                                    -----------------
                                                                                  375,750

                                                                                    -----------------
Retail - Regional Department Store (0.15%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                      530,000                                547,681
                                                                                    -----------------

Retail - Restaurants (0.03%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                     100,000                                 91,750
                                                                                    -----------------

Satellite Telecommunications (0.11%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016 (c)(e)                               200,000                                206,500
Intelsat Subsidiary Holding Co Ltd
9.61%, 1/15/2012                                      200,000                                202,000
                                                                                    -----------------
                                                                                  408,500
                                                                                    -----------------
Savings & Loans - Thrifts (0.30%)
Washington Mutual Bank
5.50%, 1/15/2013                                      100,000                                 97,064
Washington Mutual Inc
5.37%, 1/15/2010 (a)                                1,000,000                              1,004,129
                                                                                    -----------------
                                                                                1,101,193
                                                                                    -----------------
Schools (0.04%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (c)                                  150,000                                137,250
                                                                                    -----------------

Sovereign (0.28%)
Mexico Government International Bond
5.75%, 1/13/2009 (a)(d)                               385,000                                388,272
8.30%, 8/15/2031                                      315,000                                363,825
South Africa Government International Bond
6.50%, 6/ 2/2014 (d)                                  280,000                                279,300
                                                                                    -----------------
                                                                                1,031,397
                                                                                    -----------------
Special Purpose Entity (0.73%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)                                 525,000                                534,471
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
10.50%, 10/ 1/2014 (a)                                150,000                                117,375
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.82%, 7/15/2010 (a)                                  175,000                                178,062
John Hancock Global Funding II
5.16%, 4/ 3/2009 (a)(c)                               950,000                                952,266
MBIA Global Funding LLC
5.27%, 2/20/2007 (a)(c)                               750,000                                750,002

Rio Tinto Finance USA Ltd
5.75%, 7/ 3/2006                                        5,000                                  5,000
Visant Corp
7.63%, 10/ 1/2012                                     150,000                                145,500
                                                                                    -----------------
                                                                                2,682,676
                                                                                    -----------------
Specified Purpose Acquisition (0.03%)
Basell AF SCA
8.38%, 8/15/2015 (c)                                  120,000                                115,350
                                                                                    -----------------

Steel - Producers (0.06%)
United States Steel Corp
9.75%, 5/15/2010                                      200,000                                213,000
                                                                                    -----------------

Supranational Bank (0.21%)
Corp Andina de Fomento
5.46%, 1/26/2007 (a)                                  500,000                                500,238
6.88%, 3/15/2012                                      270,000                                282,421
                                                                                    -----------------
                                                                                  782,659
                                                                                    -----------------
Telecommunication Services (0.44%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                    575,000                                599,438
Mastec Inc
7.75%, 2/ 1/2008 (d)                                  350,000                                349,125
TELUS Corp
7.50%, 6/ 1/2007                                      290,000                                294,244
8.00%, 6/ 1/2011                                       50,000                                 54,145
Verizon Global Funding Corp
5.30%, 8/15/2007 (a)                                  325,000                                325,050
                                                                                    -----------------
                                                                                1,622,002
                                                                                    -----------------
Telephone - Integrated (1.48%)
AT&T Corp
7.30%, 11/15/2011 (a)                                 375,000                                398,075
British Telecommunications PLC
8.38%, 12/15/2010                                   1,025,000                              1,125,316
Deutsche Telekom International Finance
5.63%, 3/23/2009 (a)                                  700,000                                700,266
France Telecom SA
7.75%, 3/ 1/2011 (a)                                  690,000                                741,201
KT Corp
4.88%, 7/15/2015 (c)                                  170,000                                153,633
Northwestern Bell Telephone
6.25%, 1/ 1/2007                                      250,000                                247,500
Sprint Capital Corp
6.90%, 5/ 1/2019                                      385,000                                395,543
Telecom Italia Capital SA
5.63%, 2/ 1/2011 (a)                                  350,000                                351,857
Telefonica Emisones SAU
5.71%, 6/19/2009                                      450,000                                450,202
5.98%, 6/20/2011 (d)                                  290,000                                288,936
7.05%, 6/20/2036 (d)                                  160,000                                159,913
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                     170,000                                163,555
Verizon Communications Inc
5.35%, 2/15/2011                                      100,000                                 97,410
Windstream Corp
8.63%, 8/ 1/2016 (c)(e)                               150,000                                153,375
                                                                                    -----------------
                                                                                5,426,782
                                                                                    -----------------

Television (0.08%)
BSKYB Finance UK PLC
5.63%, 10/15/2015 (c)                                 325,000                                307,789
                                                                                    -----------------

Textile - Home Furnishings (0.04%)
Mohawk Industries Inc
6.50%, 4/15/2007                                      135,000                                135,630
                                                                                    -----------------

Theaters (0.04%)
AMC Entertainment Inc
9.42%, 8/15/2010                                      150,000                                154,500
                                                                                    -----------------

Tobacco (0.15%)
Reynolds American Inc
7.25%, 6/ 1/2013 (c)                                  560,000                                547,400
                                                                                    -----------------

Transport - Equipment & Leasing (0.03%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                      100,000                                102,125
                                                                                    -----------------

Transport - Rail (0.05%)
Progress Rail Services Corp/Progress Metal
Reclamation Co
7.75%, 4/ 1/2012 (c)                                   75,000                                 81,000
Union Pacific Corp
4.70%, 1/ 2/2024                                      114,063                                104,624
                                                                                    -----------------
                                                                                  185,624
                                                                                    -----------------
Transport - Services (0.08%)
FedEx Corp
3.50%, 4/ 1/2009                                      145,000                                136,999
Ryder System Inc
5.95%, 5/ 2/2011                                      170,000                                168,862
                                                                                    -----------------
                                                                                  305,861
                                                                                    -----------------
Vitamins & Nutrition Products (0.11%)
NBTY Inc
7.13%, 10/ 1/2015                                     100,000                                 94,000
WH Holdings Ltd/WH Capital Corp
9.50%, 4/ 1/2011                                      275,000                                301,125
                                                                                    -----------------
                                                                                  395,125
                                                                                    -----------------
Wire & Cable Products (0.06%)
Superior Essex Communications LLC/Essex
Group Inc
9.00%, 4/15/2012                                      200,000                                203,000
                                                                                    -----------------
TOTAL BONDS                                                                      $       237,636,060
                                                                                    -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (58.15%)
Federal Home Loan Mortgage Corporation
(FHLMC) (11.81%)
4.50%, 7/ 1/2021 (g)                                  720,000                                679,500
4.50%, 7/ 1/2036 (g)                                1,585,000                              1,436,901
5.00%, 7/ 1/2036 (g)                                7,515,000                              7,017,131
5.50%, 7/ 1/2036 (g)                                17,700,000                            16,997,522
6.00%, 7/ 1/2036 (g)                                3,135,000                              3,086,016
5.50%, 3/ 1/2009                                       81,579                                 80,743
4.50%, 7/ 1/2010                                       79,674                                 76,834
6.50%, 4/ 1/2016                                       73,690                                 74,577
5.50%, 4/ 1/2018                                      889,751                                874,523
5.00%, 5/ 1/2018                                    2,915,401                              2,812,727
5.50%, 6/ 1/2024                                    3,626,778                              3,525,322
6.50%, 3/ 1/2029                                       54,619                                 55,210
6.50%, 5/ 1/2029                                       79,581                                 80,452

7.00%, 12/ 1/2029                                     173,073                                177,276
7.50%, 4/ 1/2030                                       56,596                                 58,590
7.00%, 6/ 1/2030                                       13,012                                 13,334
7.50%, 9/ 1/2030                                       22,984                                 23,794
8.00%, 9/ 1/2030                                       94,265                                 99,435
7.00%, 12/ 1/2030                                      22,352                                 22,906
7.00%, 1/ 1/2031                                       44,818                                 45,928
7.00%, 2/ 1/2031                                       20,956                                 21,475
6.00%, 3/ 1/2031                                      111,643                                110,401
7.50%, 3/ 1/2031                                      138,382                                143,257
6.00%, 4/ 1/2031                                       19,829                                 19,609
6.50%, 4/ 1/2031                                       45,627                                 46,071
7.00%, 6/ 1/2031                                       14,713                                 15,080
7.00%, 12/ 1/2031                                     161,012                                165,035
6.50%, 2/ 1/2032                                       91,421                                 92,312
6.50%, 5/ 1/2032                                      310,644                                313,564
6.00%, 6/ 1/2032                                      442,312                                437,129
6.00%, 10/ 1/2032                                     334,274                                330,356
5.50%, 3/ 1/2033                                    1,982,763                              1,912,827
5.50%, 4/ 1/2033                                    2,033,045                              1,961,336
4.70%, 8/ 1/2035                                      487,464                                471,991
                                                                                    -----------------
                                                                               43,279,164
                                                                                    -----------------
Federal National Mortgage Association
(FNMA) (18.86%)
4.50%, 7/ 1/2021 (g)                                6,800,000                              6,426,000
5.00%, 7/ 1/2021 (g)                                6,425,000                              6,186,067
6.00%, 7/ 1/2021 (g)                                2,065,000                              2,072,100
4.50%, 7/ 1/2036 (g)                                1,560,000                              1,413,263
5.00%, 7/ 1/2036 (g)                                22,685,000                            21,203,397
5.50%, 7/ 1/2036 (g)                                9,515,000                              9,137,369
6.00%, 7/ 1/2036 (g)                                7,355,000                              7,237,776
6.50%, 7/ 1/2036 (g)                                2,310,000                              2,321,550
6.00%, 5/ 1/2009                                       73,799                                 73,686
6.00%, 7/ 1/2009                                      220,231                                220,008
6.50%, 12/ 1/2010                                      60,805                                 61,239
5.50%, 6/ 1/2019                                      289,826                                284,723
5.50%, 7/ 1/2019                                      395,924                                388,953
5.50%, 8/ 1/2019                                      385,540                                378,752
5.50%, 10/ 1/2019                                   1,256,138                              1,234,021
5.50%, 12/ 1/2022                                     611,706                                595,612
6.00%, 5/ 1/2031                                       58,462                                 57,792
6.50%, 8/ 1/2031                                      239,397                                241,580
7.00%, 9/ 1/2031                                       56,124                                 57,505
7.00%, 2/ 1/2032                                       84,525                                 86,591
6.50%, 3/ 1/2032                                       54,488                                 54,985
7.00%, 5/ 1/2032                                      228,516                                234,103
6.00%, 8/ 1/2032                                       25,396                                 25,090
6.50%, 9/ 1/2032                                      401,447                                404,990
5.50%, 7/ 1/2033                                    4,092,589                              3,948,121
6.00%, 12/ 1/2033                                     944,948                                932,959
4.21%, 6/ 1/2034 (a)                                  320,449                                311,279
4.37%, 7/ 1/2034 (a)                                  187,986                                183,504
4.33%, 12/ 1/2034 (a)                                 518,714                                505,750
4.61%, 3/ 1/2035 (a)                                  543,592                                531,200
5.72%, 2/ 1/2036                                      290,242                                286,814
5.97%, 3/ 1/2036 (a)(b)                             1,807,740                              1,846,155
5.80%, 6/ 1/2036 (b)                                  155,000                                152,959
                                                                                    -----------------
                                                                               69,095,893
                                                                                    -----------------
Government National Mortgage Association
(GNMA) (2.86%)
5.00%, 7/ 1/2036 (g)                                3,040,000                              2,876,600

5.50%, 7/ 1/2036 (g)                                2,015,000                              1,952,660
7.50%, 5/15/2029                                      193,531                                202,407
8.00%, 12/15/2030                                      44,188                                 46,914
7.00%, 3/15/2031                                       61,298                                 63,244
6.50%, 12/15/2032                                   2,448,489                              2,481,130
6.00%, 12/15/2033                                     244,563                                242,929
6.50%, 3/20/2028                                       43,239                                 43,745
6.00%, 7/20/2028                                      200,506                                199,001
6.00%, 11/20/2028                                     245,117                                243,276
6.00%, 1/20/2029                                      264,240                                262,110
6.50%, 5/20/2029                                       34,829                                 35,230
6.00%, 7/20/2029                                       48,775                                 48,382
5.50%, 12/20/2033                                   1,602,522                              1,548,740
5.50%, 5/20/2035                                      222,889                                215,239
                                                                                    -----------------
                                                                               10,461,607
                                                                                    -----------------
U.S. Treasury (22.93%)
3.50%, 11/15/2006 (d)                               11,000,000                            10,929,963
3.13%, 1/31/2007                                    5,500,000                              5,431,894
4.50%, 2/15/2009 (d)                                3,500,000                              3,444,630
3.63%, 7/15/2009 (d)                                5,725,000                              5,485,935
3.50%, 2/15/2010 (d)                                7,650,000                              7,245,384
5.00%, 2/15/2011 (d)                                3,200,000                              3,192,125
4.88%, 2/15/2012 (d)                                2,950,000                              2,917,733
4.38%, 8/15/2012 (d)                                4,750,000                              4,569,277
4.25%, 8/15/2013 (d)                                5,800,000                              5,502,750
4.00%, 2/15/2014                                    2,725,000                              2,531,481
4.75%, 5/15/2014                                    1,250,000                              1,219,385
4.25%, 11/15/2014 (d)(h)                            5,050,000                              4,749,368
7.25%, 5/15/2016 (d)                                1,475,000                              1,707,889
7.50%, 11/15/2016 (h)                               5,340,000                              6,316,216
8.13%, 8/15/2019 (d)                                2,350,000                              2,975,138
8.00%, 11/15/2021                                   1,865,000                              2,385,160
6.25%, 8/15/2023 (d)                                2,755,000                              3,038,465
6.00%, 2/15/2026                                    2,075,000                              2,247,646
6.75%, 8/15/2026                                      750,000                                882,304
6.25%, 5/15/2030 (d)(h)                             6,415,000                              7,265,988
                                                                                    -----------------
                                                                               84,038,731
                                                                                    -----------------
U.S. Treasury Inflation-Indexed
Obligations (1.69%)
4.25%, 1/15/2010                                    3,173,799                              3,371,666
2.00%, 1/15/2014 (d)                                2,917,141                              2,815,724
                                                                                    -----------------
                                                                                6,187,390
                                                                                    -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS                                    213,062,785
                                                                                    -----------------
SHORT TERM INVESTMENTS (4.25%)
Commercial Paper (4.25%)
Investment in Joint Trading Account;
HSBC Funding
5.27%, 7/ 3/2006                                    15,567,884                            15,567,884
                                                                                    -----------------
TOTAL SHORT TERM INVESTMENTS                                                     $        15,567,884

                                                                                    -----------------
MONEY MARKET FUNDS (13.33%)
BNY Institutional Cash Reserve Fund (i)             48,847,000                            48,847,000
                                                                                    -----------------
TOTAL MONEY MARKET FUNDS                                                         $        48,847,000
                                                                                    -----------------
Total Investments                                                                $       515,113,729
Liabilities in Excess of Other Assets,
Net - (40.58)%                                                                          (148,681,168)
                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                       $       366,432,561
                                                                                    =================
                                                                                    -----------------

                                                                                    =================

(a) Variable Rate
(b)  Market value is determined in accordance  with  procedures  established  in good faith by the Board of Directors.  At the end of the period,  the value of these securities totaled $0 or 0.00% of net assets.
(c)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration,  normally to qualified institutional buyers. Unless otherwise indicated,  these securities are not considered illiquid. At the end of the period, the value of these securities  totaled  $27,923,449 or 7.26% of net assets.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Security purchased on a when-issued basis. See Notes to Financial Statements.
(f) Non-Income Producing Security
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(h) Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $13,073,904 or 3.57% of net assets.
(i) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                             $           814,494
Unrealized Depreciation                                     (9,873,105)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                  (9,058,611)
Cost for federal income tax purposes                        524,172,340


                   SCHEDULE OF CREDIT DEFAULT SWAP AGREEMENTS
                                                                                                Unrealized
                                                                                 Notional      Appreciation/
Description                                                                       Amount       (Depreciation)
---------------------------------------------------------- --------------------- ------------ -----------------
Buy protection for CDX4 HY Index and pay quarterly 3.60% to Morgan Stanley.   $  4,464,000 $         (143,045)
Expires June 2010 (b)



                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                                                 Unrealized
                                                                                 Notional      Appreciation/
Description                                                                       Amount       (Depreciation)
---------------------------------------------------- --------------------------- ------------ -----------------
Pay semi-annually a fixed rate of 4.615% to Morgan Stanley and receive
quarterly a floating rate based on                                            $  4,650,000 $           170,615
3-month LIBOR. Expires August 2010.



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                   Unrealized
                                                                                   Notional       Appreciation/
Description                                                                         Amount        (Depreciation)
---------------------------------------------------------- ----------------------- ---------- -- -----------------
Receive a monthly return equal to a 6.50% 30 year Federal Home Loan Mortgage
Corporation Obligation
and pay monthly a floating rate based on 1-month LIBOR less 55 basis points     $  1,114,645  $           (6,327)
with Merrill Lynch.  Expires
September 2006.



Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate                                                            9,000,000             (22,552)
based on 1-month LIBOR plus 2 basis points with Morgan Stanley.  Expires
November 2006.



Portfolio Summary (unaudited)
---------------------------------------------------------------
Sector                                                 Percent
---------------------------------------------------------------
Mortgage Securities                                     49.44%
Financial                                               29.05%
Government                                              27.06%
Asset Backed Securities                                 12.06%
Communications                                           4.65%
Consumer, Non-cyclical                                   4.63%
Utilities                                                4.19%
Energy                                                   3.09%
Consumer, Cyclical                                       2.35%
Industrial                                               2.04%
Basic Materials                                          1.50%
Technology                                               0.43%
Diversified                                              0.09%
Liabilities in Excess of Other Assets, Net           (-40.58%)
                                               ----------------
TOTAL NET ASSETS                                       100.00%
                                               ================

Other Assets Summary (unaudited)
---------------------------------------------------------------
Asset Type                                             Percent
---------------------------------------------------------------
Credit Default Swaps                                     0.04%
Interest Rate Swaps                                      0.05%
Total Return Swaps                                       0.01%


See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Capital Value Account
                                                             Shares
                                                              Held                                      Value
                                                           ---------- -------------------------- ------------------
COMMON STOCKS (99.93%)
Advertising Agencies (0.20%)
Omnicom Group Inc                                             6,020                          $            536,322
                                                                                                 ------------------

Aerospace & Defense (1.52%)
General Dynamics Corp                                         28,130                                     1,841,390
Lockheed Martin Corp                                          12,030                                       863,032
Raytheon Co                                                   29,300                                     1,305,901
                                                                                                 ------------------
                                                                                                         4,010,323
                                                                                                 ------------------
Agricultural Operations (0.61%)
Archer-Daniels-Midland Co                                     38,700                                     1,597,536
                                                                                                 ------------------

Appliances (0.27%)
Whirlpool Corp (a)                                             8,700                                       719,055
                                                                                                 ------------------

Auto/Truck Parts & Equipment - Original (0.64%)
Johnson Controls Inc                                          13,200                                     1,085,304
TRW Automotive Holdings Corp (a)(b)                           22,400                                       611,072
                                                                                                 ------------------
                                                                                                         1,696,376
                                                                                                 ------------------
Beverages - Non-alcoholic (0.94%)
Coca-Cola Co/The                                              44,410                                     1,910,518
PepsiCo Inc                                                    9,173                                       550,747
                                                                                                 ------------------
                                                                                                         2,461,265
                                                                                                 ------------------
Brewery (0.40%)
Anheuser-Busch Cos Inc                                        23,200                                     1,057,688
                                                                                                 ------------------

Building & Construction Products - Miscellaneous (0.22%)
USG Corp (a)(b)                                                7,900                                       576,147
                                                                                                 ------------------

Building Products - Cement & Aggregate (0.42%)
Florida Rock Industries Inc (a)                                9,300                                       461,931
Martin Marietta Materials Inc                                  7,080                                       645,342
                                                                                                 ------------------
                                                                                                         1,107,273
                                                                                                 ------------------
Cable TV (0.23%)
DIRECTV Group Inc/The (a)(b)                                  36,400                                       600,600
                                                                                                 ------------------

Chemicals - Diversified (0.56%)
Celanese Corp                                                 29,200                                       596,264
FMC Corp                                                      13,800                                       888,582
                                                                                                 ------------------
                                                                                                         1,484,846
                                                                                                 ------------------
Chemicals - Specialty (0.27%)
Albemarle Corp                                                14,844                                       710,731
                                                                                                 ------------------

Coatings & Paint (0.24%)
Valspar Corp                                                  23,900                                       631,199
                                                                                                 ------------------

Commercial Banks (1.56%)
AmSouth Bancorp                                               41,400                                     1,095,030
Compass Bancshares Inc                                        15,500                                       861,800
Cullen/Frost Bankers Inc (a)                                  13,600                                       779,280
East West Bancorp Inc                                         21,000                                       796,110

Sky Financial Group Inc                                       24,500                                       578,445
                                                                                                 ------------------
                                                                                                         4,110,665
                                                                                                 ------------------
Commercial Services - Finance (0.29%)
Equifax Inc                                                   22,000                                       755,480
                                                                                                 ------------------

Computer Aided Design (0.18%)
Autodesk Inc (b)                                              13,600                                       468,656
                                                                                                 ------------------

Computers (1.65%)
Hewlett-Packard Co                                           136,780                                     4,333,190
                                                                                                 ------------------

Computers - Integrated Systems (0.27%)
NCR Corp (b)                                                  19,400                                       710,816
                                                                                                 ------------------

Computers - Peripheral Equipment (0.21%)
Lexmark International Inc (b)                                  9,688                                       540,881
                                                                                                 ------------------

Consumer Products - Miscellaneous (0.21%)
Scotts Miracle-Gro Co/The (a)                                 13,200                                       558,624
                                                                                                 ------------------

Cosmetics & Toiletries (0.38%)
Colgate-Palmolive Co                                          16,800                                     1,006,320
                                                                                                 ------------------

Data Processing & Management (0.21%)
Global Payments Inc                                           11,300                                       548,615
                                                                                                 ------------------

Diversified Manufacturing Operations (2.15%)
Dover Corp                                                    13,500                                       667,305
General Electric Co                                           88,010                                     2,900,810
Ingersoll-Rand Co Ltd                                         14,350                                       613,893
ITT Industries Inc                                            15,400                                       762,300
Parker Hannifin Corp                                           9,200                                       713,920
                                                                                                 ------------------
                                                                                                         5,658,228
                                                                                                 ------------------
Electric - Integrated (5.25%)
Allegheny Energy Inc (b)                                      28,600                                     1,060,202
Alliant Energy Corp                                           22,100                                       758,030
Duke Energy Corp                                              85,636                                     2,515,129
FirstEnergy Corp                                              32,350                                     1,753,694
FPL Group Inc (a)                                             37,360                                     1,545,957
MDU Resources Group Inc                                       19,900                                       728,539
OGE Energy Corp                                               22,200                                       777,666
PG&E Corp                                                     39,600                                     1,555,488
PPL Corp                                                      50,173                                     1,620,588
TXU Corp                                                      10,612                                       634,491
Xcel Energy Inc                                               44,800                                       859,264
                                                                                                 ------------------
                                                                                                        13,809,048
                                                                                                 ------------------
Electronic Components - Semiconductors (0.48%)
Freescale Semiconductor Inc - B Shares (b)                    42,900                                     1,261,260
                                                                                                 ------------------

Electronic Connectors (0.21%)
Thomas & Betts Corp (b)                                       10,800                                       554,040
                                                                                                 ------------------

Electronics - Military (0.25%)
L-3 Communications Holdings Inc                                8,900                                       671,238
                                                                                                 ------------------

Enterprise Software & Services (0.43%)
BEA Systems Inc (b)                                           47,800                                       625,702
Sybase Inc (a)(b)                                             26,200                                       508,280
                                                                                                 ------------------
                                                                                                         1,133,982
                                                                                                 ------------------
Finance - Auto Loans (0.22%)
AmeriCredit Corp (a)(b)                                       21,100                                       589,112
                                                                                                 ------------------

Finance - Commercial (0.38%)
CIT Group Inc                                                 18,900                                       988,281
                                                                                                 ------------------

Finance - Investment Banker & Broker (11.29%)
Bear Stearns Cos Inc/The                                       9,830                                     1,376,986
Citigroup Inc (c)                                            225,440                                    10,875,226
E*Trade Financial Corp (b)                                    38,000                                       867,160
Goldman Sachs Group Inc                                       18,530                                     2,787,468
JPMorgan Chase & Co                                          119,280                                     5,009,760
Lehman Brothers Holdings Inc                                  32,754                                     2,133,923
Merrill Lynch & Co Inc                                        48,440                                     3,369,486
Morgan Stanley                                                52,150                                     3,296,402
                                                                                                 ------------------
                                                                                                        29,716,411
                                                                                                 ------------------
Finance - Mortgage Loan/Banker (2.22%)
Countrywide Financial Corp                                    40,500                                     1,542,240
Fannie Mae                                                    55,560                                     2,672,436
Freddie Mac                                                   10,700                                       610,007
IndyMac Bancorp Inc                                           22,100                                     1,013,285
                                                                                                 ------------------
                                                                                                         5,837,968
                                                                                                 ------------------
Financial Guarantee Insurance (0.77%)
MGIC Investment Corp                                          15,400                                     1,001,000
Radian Group Inc                                              16,400                                     1,013,192
                                                                                                 ------------------
                                                                                                         2,014,192
                                                                                                 ------------------
Food - Miscellaneous/Diversified (0.79%)
Campbell Soup Co                                              21,800                                       808,998
General Mills Inc                                             24,440                                     1,262,570
                                                                                                 ------------------
                                                                                                         2,071,568
                                                                                                 ------------------
Food - Retail (0.45%)
Kroger Co/The                                                 53,750                                     1,174,975
                                                                                                 ------------------

Gas - Distribution (0.26%)
AGL Resources Inc                                             18,200                                       693,784
                                                                                                 ------------------

Home Decoration Products (0.30%)
Newell Rubbermaid Inc                                         30,300                                       782,649
                                                                                                 ------------------

Independent Power Producer (0.31%)
NRG Energy Inc (a)(b)                                         17,200                                       828,696
                                                                                                 ------------------

Instruments - Controls (0.22%)
Mettler Toledo International Inc (b)                           9,600                                       581,472
                                                                                                 ------------------

Instruments - Scientific (0.33%)
Applera Corp - Applied Biosystems Group                       26,500                                       857,275
                                                                                                 ------------------

Life & Health Insurance (2.10%)
AmerUs Group Co                                               11,100                                       649,905
Cigna Corp                                                    11,230                                     1,106,268
Lincoln National Corp                                         21,680                                     1,223,619
Prudential Financial Inc                                      32,800                                     2,548,560
                                                                                                 ------------------
                                                                                                         5,528,352
                                                                                                 ------------------

Machinery - Construction & Mining (0.37%)
Terex Corp (a)(b)                                              9,800                                       967,260
                                                                                                 ------------------

Medical - Drugs (4.63%)
King Pharmaceuticals Inc (b)                                  38,200                                       649,400
Merck & Co Inc                                                84,920                                     3,093,635
Pfizer Inc                                                   276,880                                     6,498,374
Wyeth                                                         43,770                                     1,943,826
                                                                                                 ------------------
                                                                                                        12,185,235
                                                                                                 ------------------
Medical - HMO (0.79%)
Aetna Inc                                                     18,300                                       730,719
WellPoint Inc (b)                                             18,640                                     1,356,433
                                                                                                 ------------------
                                                                                                         2,087,152
                                                                                                 ------------------
Metal - Copper (0.35%)
Phelps Dodge Corp                                             11,200                                       920,192
                                                                                                 ------------------

Metal - Diversified (0.43%)
Freeport-McMoRan Copper & Gold Inc                            20,300                                     1,124,823
                                                                                                 ------------------

Metal Processors & Fabrication (0.53%)
Commercial Metals Co                                          25,000                                       642,500
Precision Castparts Corp                                      12,800                                       764,928
                                                                                                 ------------------
                                                                                                         1,407,428
                                                                                                 ------------------
Multi-line Insurance (4.60%)
Allstate Corp/The                                             36,400                                     1,992,172
American Financial Group Inc/OH (a)                           16,300                                       699,270
American International Group Inc                              52,220                                     3,083,591
Assurant Inc (a)                                              22,600                                     1,093,840
Genworth Financial Inc                                        25,100                                       874,484
Hartford Financial Services Group Inc                         23,270                                     1,968,642
HCC Insurance Holdings Inc                                    18,400                                       541,696
Metlife Inc (a)                                               36,200                                     1,853,802
                                                                                                 ------------------
                                                                                                        12,107,497
                                                                                                 ------------------
Multimedia (3.19%)
McGraw-Hill Cos Inc/The                                       14,140                                       710,252
News Corp                                                     88,400                                     1,695,512
Time Warner Inc                                              211,380                                     3,656,874
Walt Disney Co                                                78,000                                     2,340,000
                                                                                                 ------------------
                                                                                                         8,402,638
                                                                                                 ------------------
Music (0.24%)
Warner Music Group Corp                                       21,300                                       627,924
                                                                                                 ------------------

Office Supplies & Forms (0.23%)
Avery Dennison Corp                                           10,500                                       609,630
                                                                                                 ------------------

Oil - Field Services (0.19%)
Halliburton Co                                                 6,800                                       504,628
                                                                                                 ------------------

Oil & Gas Drilling (0.71%)
ENSCO International Inc                                       15,100                                       694,902
Helmerich & Payne Inc                                         11,010                                       663,463
Rowan Cos Inc                                                 14,100                                       501,819
                                                                                                 ------------------
                                                                                                         1,860,184
                                                                                                 ------------------
Oil Company - Integrated (12.03%)
Chevron Corp                                                 101,610                                     6,305,916
ConocoPhillips                                                71,289                                     4,671,568

Exxon Mobil Corp (c)                                         266,425                                    16,345,174
Marathon Oil Corp                                             24,370                                     2,030,021
Occidental Petroleum Corp                                     22,676                                     2,325,424
                                                                                                 ------------------
                                                                                                        31,678,103
                                                                                                 ------------------
Oil Field Machinery & Equipment (0.22%)
Cameron International Corp (b)                                11,900                                       568,463
                                                                                                 ------------------

Oil Refining & Marketing (0.84%)
Valero Energy Corp                                            33,100                                     2,201,812
                                                                                                 ------------------

Paper & Related Products (0.28%)
Temple-Inland Inc                                             16,900                                       724,503
                                                                                                 ------------------

Pharmacy Services (0.25%)
Caremark Rx Inc                                               13,100                                       653,297
                                                                                                 ------------------

Pipelines (0.80%)
National Fuel Gas Co                                          27,300                                       959,322
Questar Corp                                                  14,082                                     1,133,460
                                                                                                 ------------------
                                                                                                         2,092,782
                                                                                                 ------------------
Property & Casualty Insurance (1.49%)
Chubb Corp                                                    37,500                                     1,871,250
Philadelphia Consolidated Holding Co (a)(b)                   16,200                                       491,832
Safeco Corp                                                   15,300                                       862,155
WR Berkley Corp                                               20,525                                       700,518
                                                                                                 ------------------
                                                                                                         3,925,755
                                                                                                 ------------------
Quarrying (0.22%)
Vulcan Materials Co                                            7,390                                       576,420
                                                                                                 ------------------

Regional Banks (8.98%)
Bank of America Corp (c)                                     197,630                                     9,506,003
Keycorp                                                       37,400                                     1,334,432
PNC Financial Services Group Inc                              28,020                                     1,966,163
SunTrust Banks Inc                                            21,500                                     1,639,590
US Bancorp                                                    96,700                                     2,986,096
Wachovia Corp                                                 55,711                                     3,012,851
Wells Fargo & Co                                              47,690                                     3,199,045
                                                                                                 ------------------
                                                                                                        23,644,180
                                                                                                 ------------------
REITS - Apartments (1.12%)
Archstone-Smith Trust                                         26,650                                     1,355,685
AvalonBay Communities Inc                                      8,280                                       915,934
Essex Property Trust Inc                                       6,080                                       678,893
                                                                                                 ------------------
                                                                                                         2,950,512
                                                                                                 ------------------
REITS - Office Property (0.37%)
Boston Properties Inc                                         10,900                                       985,360
                                                                                                 ------------------

REITS - Regional Malls (0.44%)
Simon Property Group Inc                                      14,060                                     1,166,136
                                                                                                 ------------------

REITS - Shopping Centers (1.16%)
Federal Realty Invs Trust                                      9,700                                       679,000
Kimco Realty Corp                                             22,770                                       830,877
Pan Pacific Retail Properties Inc                             13,000                                       901,810
Weingarten Realty Investors (a)                               16,500                                       631,620
                                                                                                 ------------------
                                                                                                         3,043,307

                                                                                                 ------------------

Retail - Apparel & Shoe (0.66%)
AnnTaylor Stores Corp (b)                                     16,400                                       711,432
Claire's Stores Inc                                           18,000                                       459,180
Nordstrom Inc                                                 15,540                                       567,210
                                                                                                 ------------------
                                                                                                         1,737,822
                                                                                                 ------------------
Retail - Consumer Electronics (0.28%)
Circuit City Stores Inc                                       26,800                                       729,496
                                                                                                 ------------------

Retail - Major Department Store (0.72%)
JC Penney Co Inc                                              15,880                                     1,072,059
Sears Holdings Corp (b)                                        5,250                                       812,910
                                                                                                 ------------------
                                                                                                         1,884,969
                                                                                                 ------------------
Retail - Office Supplies (0.39%)
Office Depot Inc (b)                                          26,800                                     1,018,400
                                                                                                 ------------------

Retail - Restaurants (1.44%)
Darden Restaurants Inc                                        20,000                                       788,000
McDonald's Corp                                               73,809                                     2,479,982
Panera Bread Co (a)(b)                                         7,600                                       511,024
                                                                                                 ------------------
                                                                                                         3,779,006

                                                                                                 ------------------
Savings & Loans - Thrifts (0.17%)
Washington Mutual Inc                                         10,100                                       460,358
                                                                                                 ------------------

Steel - Producers (0.89%)
Nucor Corp                                                    27,640                                     1,499,470
United States Steel Corp (a)                                  12,200                                       855,464
                                                                                                 ------------------
                                                                                                         2,354,934
                                                                                                 ------------------
Telecommunication Equipment (0.49%)
Harris Corp                                                   13,200                                       547,932
Tellabs Inc (b)                                               56,200                                       748,022
                                                                                                 ------------------
                                                                                                         1,295,954
                                                                                                 ------------------
Telephone - Integrated (5.81%)
AT&T Inc                                                     152,901                                     4,264,409
BellSouth Corp                                                97,300                                     3,522,260
Citizens Communications Co                                    55,600                                       725,580
Qwest Communications International Inc (a)(b)                147,690                                     1,194,812
Sprint Nextel Corp                                            60,940                                     1,218,190
Verizon Communications Inc                                   130,822                                     4,381,229
                                                                                                 ------------------
                                                                                                        15,306,480
                                                                                                 ------------------
Television (0.47%)
CBS Corp                                                      46,200                                     1,249,710
                                                                                                 ------------------

Therapeutics (0.26%)
Gilead Sciences Inc (b)                                       11,400                                       674,424
                                                                                                 ------------------

Tobacco (2.28%)
Altria Group Inc                                              57,964                                     4,256,296
Loews Corp - Carolina Group                                   14,600                                       750,002
Reynolds American Inc (a)                                      8,730                                     1,006,569
                                                                                                 ------------------
                                                                                                         6,012,867
                                                                                                 ------------------
Transport - Rail (1.34%)
Burlington Northern Santa Fe Corp                             27,210                                     2,156,393
Norfolk Southern Corp                                         25,800                                     1,373,076
                                                                                                 ------------------
                                                                                                         3,529,469
                                                                                                 ------------------

Wireless Equipment (0.38%)
Motorola Inc                                                  49,420                                       995,813
                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                           $        263,020,062
                                                                                                 ------------------
                                                               Principal
                                                               Amount                                     Value
                                                           ---------- -------------------------- ------------------
SHORT TERM INVESTMENTS (0.02%)
Commercial Paper (0.02%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                              56,042                                        56,042
                                                                                                 ------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $             56,042
                                                                                                 ------------------
MONEY MARKET FUNDS (4.78%)
BNY Institutional Cash Reserve Fund (d)                    12,589,000                                   12,589,000
                                                                                                 ------------------
TOTAL MONEY MARKET FUNDS                                                                      $         12,589,000
                                                                                                 ------------------
Total Investments                                                                             $        275,665,104
Liabilities in Excess of Other Assets, Net - (4.73)%                                                  (12,441,929)
                                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                                    $        263,223,175
                                                                                                 ==================
                                                                                                 ------------------

                                                                                                 ==================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security or a portion of the security was pledged to cover margin requirements for futures contracts.
     At the end of the period, the value of these securities totaled $21,248,500 or 8.07% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                $         34,798,701

Unrealized Depreciation                                         (5,118,221)
                                                          ------------------
Net Unrealized Appreciation (Depreciation)                       29,680,480
Cost for federal income tax purposes                            245,984,624


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                           Current                    Unrealized
                                              Number                Original                Market                   Appreciation/
                                                 of
Type                                          Contracts              Value                  Value                   (Depreciation)
--------------------------------------------- --------- --------------------------------- ----------------------- ------------------
Buy:
Russell 1000 ; September 2006                    2                 $686,050                 $697,150            $11,100

Portfolio Summary (unaudited)
----------------------------------------------------------- ------------------
Sector                                                                Percent
----------------------------------------------------------- ------------------
Financial                                                              41.68%
Energy                                                                 14.78%
Consumer, Non-cyclical                                                 12.50%
Communications                                                         10.79%
Industrial                                                              7.57%
Utilities                                                               5.82%
Consumer, Cyclical                                                      4.93%
Technology                                                              3.42%
Basic Materials                                                         3.24%
Liabilities in Excess of Other Assets, Net                           (-4.73%)
                                                            ------------------
TOTAL NET ASSETS                                                      100.00%
                                                            ==================

Other Assets Summary (unaudited)
----------------------------------------------------------- ------------------
Asset Type                                                            Percent
----------------------------------------------------------- ------------------
Futures                                                                 0.26%


See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Diversified International Account
                                                              Shares
                                                                Held                                      Value
                                                              --------- --------------------------- -------------------
COMMON STOCKS (98.34%)
Advertising Sales (0.02%)
Teleperformance                                                 1,516                           $              60,635
                                                                                                    -------------------

Advertising Services (0.05%)
Publicis Groupe                                                  4,184                                         161,567
                                                                                                    -------------------

Aerospace & Defense (0.31%)
Rolls-Royce Group PLC - B Shares                              7,254,230                                         13,417
Rolls-Royce Group PLC                                          134,837                                       1,033,716
                                                                                                    -------------------
                                                                                                  1,047,133
                                                                                                    -------------------
Aerospace & Defense Equipment (0.30%)
Cobham PLC                                                     328,149                                       1,018,126
                                                                                                    -------------------

Agricultural Operations (0.07%)
Astra Agro Lestari Tbk PT                                      172,500                                         121,046
Astral Foods Ltd                                                 8,653                                          99,066
Provimi SA                                                         337                                          11,161
                                                                                                    -------------------
                                                                                                    231,273
                                                                                                    -------------------
Airlines (0.04%)
Deutsche Lufthansa AG                                            3,222                                          59,449
Thai Airways International Public Limited (a)(b)                81,700                                          84,045
                                                                                                    -------------------
                                                                                                    143,494
                                                                                                    -------------------
Apparel Manufacturers (0.37%)
Adolfo Dominguez                                                   163                                           8,754
Gerry Weber International AG                                       254                                           5,580
Gildan Activewear (b)                                           19,952                                         947,097
Handsome Co Ltd                                                  1,730                                          28,721
Mariella Burani SpA                                                649                                          16,306
Sanei-International Co Ltd                                         799                                          35,506
Valentino Fashion Group SpA                                      1,304                                          37,949
Youngone Corp                                                   34,560                                         158,465
                                                                                                    -------------------
                                                                                                  1,238,378
                                                                                                    -------------------
Appliances (0.00%)
Schulthess Group                                                    17                                           8,118
                                                                                                    -------------------

Applications Software (0.36%)
Infosys Technologies Ltd                                           534                                          35,711
Sage Group PLC                                                 241,197                                       1,030,509
Satyam Computer Services Ltd ADR (c)                             3,970                                         131,566
                                                                                                    -------------------
                                                                                                  1,197,786
                                                                                                    -------------------
Audio & Video Products (1.15%)
Canon Electronics Inc                                            1,263                                          43,973
D&M Holdings Inc                                                 5,462                                          17,249
Matsushita Electric Industrial Co Ltd                           86,000                                       1,816,822
Sony Corp                                                       44,700                                       1,974,675
                                                                                                    -------------------
                                                                                                  3,852,719
                                                                                                    -------------------
Auto - Car & Light Trucks (1.99%)
Bayerische Motoren Werke AG                                     29,207                                       1,457,978
Hyundai Motor Co                                                 1,797                                         152,670
Maruti Udyog Ltd                                                 8,465                                         146,483

Toyota Motor Corp                                               93,333                                       4,890,563
                                                                                                    -------------------
                                                                                                  6,647,694
                                                                                                    -------------------
Auto - Medium & Heavy Duty Trucks (0.05%)
Mahindra & Mahindra Ltd                                         12,770                                         172,467
                                                                                                    -------------------

Auto/Truck Parts & Equipment - Original (1.11%)
Brembo SpA                                                       2,263                                          22,498
Denso Corp                                                      54,200                                       1,773,241
Futaba Industrial Co Ltd (c)                                     2,387                                          55,125
Haldex StateAB                                                     875                                          18,828
Halla Climate Control                                           15,110                                         157,519
Hyundai Mobis                                                    1,432                                         121,207
Mikuni Corp                                                      1,339                                           6,266
Mitsuba Corp (c)                                                 1,335                                          14,434
NGK Spark Plug Co Ltd                                           73,000                                       1,468,749
Nippon Seiki Co Ltd                                              1,512                                          29,958
Nissin Kogyo Co Ltd                                              2,741                                          50,593
                                                                                                    -------------------
                                                                                                  3,718,418
                                                                                                    -------------------
Beverages - Non-alcoholic (0.17%)
Asahi Soft Drinks Co Ltd                                         1,576                                          23,575
Coca Cola Hellenic Bottling Co SA                               17,500                                         521,373
Dydo Drinco Inc                                                    294                                          12,936
                                                                                                    -------------------
                                                                                                    557,884
                                                                                                    -------------------
Beverages - Wine & Spirits (0.61%)
C&C Group PLC                                                    8,363                                          72,608
Davide Campari-Milano SpA                                       40,300                                         417,650
Diageo PLC                                                      90,529                                       1,522,854
Mercian Corp                                                    13,322                                          33,796
                                                                                                    -------------------
                                                                                                  2,046,908
                                                                                                    -------------------
Brewery (1.05%)
InBev StateNV                                                   29,583                                       1,450,648
Kirin Brewery Co Ltd                                           115,000                                       1,809,780
Thai Beverage PCL (b)                                          894,000                                         149,815
Wolverhampton & Dudley Brew PLC                                  3,983                                          94,737
                                                                                                    -------------------
                                                                                                  3,504,980
                                                                                                    -------------------
Building - Heavy Construction (1.31%)
ACS Actividades Cons y Serv                                     59,416                                       2,477,471
Aker Kvaerner ASA                                               16,978                                       1,593,410
CFE (CIE Francois D'enter)                                          11                                          10,746
Lemminkainen Oyj                                                   107                                           4,006
Maeda Road Construction Co Ltd                                   1,561                                          11,921
NCC AB                                                           3,720                                          89,857
Severfield-Rowen PLC                                             1,160                                          27,119
Veidekke ASA                                                       598                                          19,893
YTL Corp Bhd                                                   105,800                                         139,934
                                                                                                    -------------------
                                                                                                  4,374,357
                                                                                                    -------------------
Building - Maintenance & Service (0.03%)
Babcock International Group                                     15,959                                          97,775
                                                                                                    -------------------

Building - Residential & Commercial (0.09%)
Consorcio ARA SA de CV                                          20,200                                          83,573
Haseko Corp (b)                                                 16,000                                          54,446
Kaufman & Broad SA                                                 549                                          29,904
Persimmon PLC                                                    6,230                                         142,306
Sunland Group Ltd                                                2,663                                           4,313
                                                                                                    -------------------
                                                                                                    314,542
                                                                                                    -------------------

Building & Construction - Miscellaneous (0.70%)
Bouygues                                                        37,358                                       1,920,278
Galliford Try PLC                                                7,420                                          15,714
JM AB                                                            7,612                                         120,994
Kolon Engineering & Construction Co Ltd                            760                                          11,215
Leighton Holdings Ltd                                            4,941                                          63,690
Morgan Sindall PLC                                               2,349                                          49,702
Orascom Construction Industries                                  2,815                                          85,785
United Group Ltd                                                 1,827                                          19,546
YIT OYJ                                                          2,853                                          69,933
                                                                                                    -------------------
                                                                                                  2,356,857
                                                                                                    -------------------
Building & Construction Products - Miscellaneous (0.07%)
CSR Ltd                                                         19,015                                          47,326
Kingspan Group PLC                                               3,290                                          57,423
Nichias Corp                                                     4,000                                          27,293
Okabe Co Ltd                                                     3,594                                          14,525
Sika AG (b)                                                         88                                          97,698
                                                                                                    -------------------
                                                                                                    244,265
                                                                                                    -------------------
Building Products - Cement & Aggregate (1.00%)
Adelaide Brighton Ltd                                           24,713                                          47,003
Associated Cement Co Ltd                                        11,526                                         196,260
Cemex SA de CV (b)                                              84,083                                         481,585
Holcim Ltd                                                      24,912                                       1,905,514
Pretoria Portland Cement Co Ltd                                  2,760                                         142,219
Rinker Group Ltd                                                45,626                                         555,584
Semapa-Sociedade de Investimento e Gestao                        1,161                                          12,247
                                                                                                    -------------------
                                                                                                  3,340,412
                                                                                                    -------------------
Cable TV (0.03%)
Vivax SA (b)                                                     6,835                                          97,871
                                                                                                    -------------------

Casino Hotels (0.08%)
Genting Bhd                                                     42,859                                         276,434
                                                                                                    -------------------

Cellular Telecommunications (2.31%)
America Movil SA de CV ADR                                      19,011                                         632,306
China Mobile Ltd                                               416,314                                       2,379,856
Cosmote Mobile Telecommunications SA                            23,760                                         534,704
Digi.Com BHD (b)                                                38,987                                         115,651
Far EasTone Telecommunications Co Ltd                          140,600                                         157,202
LG Telecom Ltd (b)                                             118,602                                       1,550,189
MobileOne Ltd                                                   23,040                                          30,159
Okinawa Cellular Telephone Co                                        7                                          17,452
SK Telecom Co Ltd                                                1,440                                         309,645
Vimpel-Communications ADR (b)                                    4,630                                         212,146
Vodafone Group PLC                                             841,708                                       1,794,197
                                                                                                    -------------------
                                                                                                  7,733,507
                                                                                                    -------------------
Chemicals - Diversified (1.27%)
K+S AG                                                          13,415                                       1,082,367
Kanto Denka Kogyo Co Ltd                                         4,132                                          37,881
Lanxess AG (b)                                                   2,433                                          95,694
Mitsubishi Gas Chemical Co Inc                                 149,342                                       1,714,007
Nan Ya Plastics Corp                                           142,000                                         209,423
NOF Corp                                                        10,267                                          60,175
Sumitomo Chemical Co Ltd                                       125,904                                       1,050,714
                                                                                                    -------------------
                                                                                                  4,250,261
                                                                                                    -------------------

Chemicals - Plastics (0.03%)
Sumitomo Bakelite Co Ltd                                        12,207                                         114,686
                                                                                                    -------------------

Chemicals - Specialty (0.35%)
Elementis Plc                                                    5,714                                           8,323
Umicore                                                          8,322                                       1,110,919
Victrex Plc                                                      3,169                                          45,249
                                                                                                    -------------------
                                                                                                  1,164,491
                                                                                                    -------------------
Circuit Boards (0.01%)
Simm Tech Co Ltd                                                 2,232                                          23,762
                                                                                                    -------------------

Coatings & Paint (0.00%)
Wattyl Ltd                                                       4,143                                          10,558
                                                                                                    -------------------

Commercial Banks (17.41%)
Allied Irish Banks Plc                                          60,708                                       1,456,241
Attijariwafa Bank                                                  475                                         100,745
Australia & New Zealand Banking Group                           81,830                                       1,616,550
Banca Intesa SpA                                               272,390                                       1,595,185
Banca Popolare di Verona e Novara Scrl                          46,171                                       1,236,823
Banco Bilbao Vizcaya Argentaria SA                             126,173                                       2,594,220
Banco do Brasil SA                                              14,038                                         324,121
Banco Macro Bansud SA ADR                                        3,620                                          73,703
Banco Sabadell SA                                                5,684                                         198,777
Banco Santander Central Hispano SA                             242,510                                       3,541,197
BanColombia SA ADR                                               5,384                                         129,754
Bank Hapoalim BM                                                31,066                                         132,197
Bank of Communications Co Ltd (c)(d)                           273,000                                         177,501
Bank of Iwate Ltd/The                                              233                                          14,573
Bank of Nagoya Ltd/The                                           1,323                                           9,108
Bank of the Philippine Islands                                 163,213                                         153,605
Bank Rakyat Indonesia                                          634,500                                         280,843
Barclays PLC                                                   283,407                                       3,221,070
BNP Paribas                                                     39,374                                       3,768,389
Canadian Imperial Bank of Commerce (b)                          17,192                                       1,154,945
Canadian Western Bank                                              300                                          11,546
Commerzbank AG                                                  45,559                                       1,653,842
Credit Agricole SA                                              30,806                                       1,171,863
Credito Emiliano SpA                                             4,408                                          54,419
Daegu Bank                                                      58,380                                       1,046,126
Daito Bank Ltd/The                                               3,279                                           5,938
Danske Bank A/S                                                 30,555                                       1,162,753
DNB NOR ASA                                                    136,182                                       1,690,621
Fortis                                                          55,561                                       1,891,178
HDFC Bank Ltd ADR (c)                                            2,328                                         126,992
HSBC Holdings PLC                                              338,590                                       5,958,688
Industrial & Commercial Bank of China Ltd                       24,552                                          36,194
Jeonbuk Bank                                                       700                                           5,903
Kagoshima Bank Ltd/The                                           1,889                                          13,963
KBC Groep NV                                                    22,219                                       2,383,641
Keiyo Bank Ltd/The                                               8,463                                          47,973
Kookmin Bank                                                     4,154                                         341,533
Mitsubishi UFJ Financial Group Inc                                  81                                       1,112,452
Mizuho Financial Group Inc                                         430                                       3,644,929
Nedbank Group Ltd                                                8,321                                         131,843
Oita Bank Ltd/The                                                1,970                                          15,648
Pusan Bank                                                      22,433                                         286,117
Raiffeisen International Bank Holding AS                         2,128                                         184,755
Royal Bank of Canada                                            57,900                                       2,359,525
San-In Godo Bank Ltd/The                                         1,422                                          13,522
Serbank RF (b)                                                   1,769                                         301,615
Shiga Bank Ltd/The                                               4,423                                          28,516
Shinsei Bank Ltd                                               159,000                                       1,008,398
Siam Commercial Bank Public (a)(b)                              79,600                                         119,958
Skandinaviska Enskilda Banken AB                                59,673                                       1,420,697
Societe Generale                                                19,224                                       2,826,806
Sparebanken Midt-Norge                                           1,203                                          14,451
Standard Bank Group Ltd                                         14,522                                         156,791
Sumitomo Mitsui Financial Group Inc                                276                                       2,921,401
Sumitomo Trust & Banking Co Ltd/The                            172,000                                       1,880,768
Sydbank A/S                                                      2,550                                          84,581
Taishin Financial Holdings Co Ltd                              540,000                                         331,068
Tokushima Bank Ltd/The                                           1,265                                           9,417
Wing Hang Bank Ltd                                               4,464                                          39,082
                                                                                                    -------------------
                                                                                                 58,275,060
                                                                                                    -------------------
Commercial Services (0.06%)
Aggreko Plc                                                     19,009                                         100,992
ITE Group PLC                                                    1,418                                           3,016
SGS SA                                                              85                                          80,490
Venture Link Co Ltd (b)                                         10,307                                          33,541
                                                                                                    -------------------
                                                                                                    218,039
                                                                                                    -------------------
Computer Services (0.02%)
Alten (b)                                                        1,279                                          46,609
HIQ International AB                                             2,128                                          11,580
Sopra Group SA                                                     190                                          14,941
                                                                                                    -------------------
                                                                                                     73,130

                                                                                                    -------------------
Computers (0.17%)
High Tech Computer Corp                                         13,200                                         362,850
Wistron Corp                                                   174,000                                         204,219
                                                                                                    -------------------
                                                                                                    567,069
                                                                                                    -------------------
Computers  -Memory Devices (0.06%)
Quanta Storage Inc                                             111,200                                         186,495
                                                                                                    -------------------

Consulting Services (0.03%)
ASK Planning Center Inc                                          1,982                                          13,610
Intage Inc                                                         410                                          11,119
Management Consulting Group PLC                                  5,758                                           5,937
Poyry Oyj                                                          363                                           3,899
Savills PLC                                                      7,410                                          80,107
                                                                                                    -------------------
                                                                                                    114,672
                                                                                                    -------------------
Cosmetics & Toiletries (0.02%)
Milbon Co Ltd                                                      335                                          13,656
Oriflame Cosmetics SA                                            1,668                                          55,458
                                                                                                    -------------------
                                                                                                     69,114
                                                                                                    -------------------
Diagnostic Equipment (0.00%)
Draegerwerk AG                                                     227                                          15,114
                                                                                                    -------------------

Distribution & Wholesale (0.06%)
Inabata & Co Ltd                                                 1,625                                          12,822
Inchcape Plc                                                    12,546                                         109,699
Tat Hong Holdings Ltd                                           15,000                                           9,960
Univar StateNV                                                   1,787                                          84,658
                                                                                                    -------------------
                                                                                                    217,139
                                                                                                    -------------------
Diversified Financial Services (0.67%)
Acta Holding ASA                                                17,992                                          57,250
Cathay Financial Holding Co Ltd                                100,000                                         218,674
Hana Financial Group Inc                                         3,762                                         176,858
Investec PLC                                                     1,951                                          93,171
Irish Life & Permanent Plc                                      43,822                                       1,042,220
Korea Investment Holdings Co Ltd                                 4,700                                         153,578
Shin Kong Financial Holding Co Ltd                              95,379                                         104,874
Shinhan Financial Group Co Ltd                                   3,342                                         156,761
Tower Ltd (b)                                                    7,269                                          15,257
Woori Finance Holdings Co Ltd                                   11,480                                         215,999
                                                                                                    -------------------
                                                                                                  2,234,642
                                                                                                    -------------------
Diversified Manufacturing Operations (0.51%)
Charter PLC (b)                                                112,987                                       1,684,346
Senior PLC                                                       7,276                                           7,671
SKC Co Ltd                                                       1,460                                          32,010
                                                                                                    -------------------
                                                                                                  1,724,027
                                                                                                    -------------------
Diversified Minerals (2.65%)
Anglo American PLC                                              22,210                                         911,535
Antofagasta PLC                                                 40,825                                         315,813
BHP Billiton PLC                                               203,928                                       3,960,353
EuroZinc Mining Corp (b)                                        28,283                                          68,412
Inmet Mining Corp                                                2,289                                          85,830
Sumitomo Metal Mining Co Ltd                                    55,000                                         717,841
Teck Cominco Ltd                                                27,409                                       1,472,855
Xstrata PLC                                                     35,210                                       1,332,415
                                                                                                    -------------------
                                                                                                  8,865,054
                                                                                                    -------------------
Diversified Operations (0.10%)
Bergman & Beving AB                                                717                                          14,781
Grupo Carso SA de CV                                            74,600                                         173,156
GS Holdings Corp                                                 3,340                                         104,914
Hunting Plc                                                      7,899                                          56,393
                                                                                                    -------------------
                                                                                                    349,244
                                                                                                    -------------------
Electric - Distribution (0.42%)
National Grid PLC                                              128,143                                       1,386,496
SP AusNet                                                       25,352                                          23,732
                                                                                                    -------------------
                                                                                                  1,410,228

                                                                                                    -------------------
Electric - Generation (0.42%)
British Energy Group PLC (b)                                    79,622                                         991,096
CEZ                                                              4,480                                         150,929
Glow Energy PCL (a)                                            101,022                                          70,164
Tractebel Energia SA                                            25,413                                         202,083
                                                                                                    -------------------
                                                                                                  1,414,272
                                                                                                    -------------------
Electric - Integrated (2.37%)
ASM                                                              4,810                                          17,513
E.ON AG                                                         27,628                                       3,179,409
Fortis Inc                                                       2,553                                          51,170
Fortum Oyj                                                      65,784                                       1,682,305
International Power PLC                                        384,301                                       2,022,188
Korea Electric Power Corp                                        5,370                                         198,962
MVV Energie AG                                                     231                                           6,203
RWE AG                                                           9,293                                         773,555
                                                                                                    -------------------
                                                                                                  7,931,305
                                                                                                    -------------------
Electric Products - Miscellaneous (0.09%)
LG Electronics Inc                                               3,530                                         213,951
Nippon Signal Co Ltd                                             3,000                                          28,762
Solar Holdings A/S                                                  44                                           4,073
Ultra Electronics Holdings                                       2,505                                          45,127
                                                                                                    -------------------
                                                                                                    291,913
                                                                                                    -------------------

Electric-Transmission (0.05%)
Red Electrica de Espana                                          1,643                                          56,702
Terna SpA                                                       40,206                                         107,189
                                                                                                    -------------------
                                                                                                    163,891
                                                                                                    -------------------
Electronic Components - Miscellaneous (0.55%)
Chemring Group PLC                                               1,850                                          40,102
HON HAI Precision Industry Co Ltd                               96,857                                         598,308
Hoya Corp                                                       28,300                                       1,007,576
Koa Corp                                                         3,619                                          49,672
Nihon Dempa Kogyo Co Ltd                                         1,116                                          34,559
Star Micronics Co Ltd                                            4,116                                          83,353
U-Shin Ltd                                                       1,444                                          13,503
                                                                                                    -------------------
                                                                                                  1,827,073
                                                                                                    -------------------
Electronic Components - Semiconductors (0.87%)
Hynix Semiconductor Inc (b)                                      9,007                                         291,942
MediaTek Inc                                                    21,900                                         202,922
Mimasu Semiconductor Industry Co Ltd                             1,446                                          27,512
Samsung Electronics Co Ltd                                       1,712                                       1,088,158
Shinko Electric Industries                                       1,624                                          47,165
SOITEC (b)                                                      42,891                                       1,268,517
                                                                                                    -------------------
                                                                                                  2,926,216
                                                                                                    -------------------
Electronic Measurement Instruments (0.02%)
Sartorius AG                                                       125                                           4,881
V Technology Co Ltd                                                  5                                          68,233
                                                                                                    -------------------
                                                                                                     73,114
                                                                                                    -------------------
Electronic Parts Distribution (0.00%)
Macnica Inc                                                        267                                           7,194
                                                                                                    -------------------

Engineering - Research & Development Services (0.94%)
ABB Ltd                                                        171,495                                       2,225,935
Arcadis NV                                                         791                                          37,483
Bradken Ltd                                                      4,108                                          15,871
Downer EDI Ltd                                                   8,265                                          45,685
Keller Group PLC                                                 1,930                                          20,704
Macmahon Holdings Ltd                                            6,314                                           3,753
Meisei Industrial Co Ltd                                         1,054                                           5,698
WorleyParsons Ltd                                               51,860                                         774,438
WSP Group PLC                                                      801                                           6,178
                                                                                                    -------------------
                                                                                                  3,135,745
                                                                                                    -------------------
Enterprise Software & Services (0.04%)
Autonomy Corp PLC (b)                                            6,172                                          46,946
Linedata Services                                                  147                                           3,748
Totvs SA (b)                                                     5,435                                          80,963
                                                                                                    -------------------
                                                                                                    131,657
                                                                                                    -------------------
Environmental Monitoring & Detection (0.01%)
Munters AB                                                         595                                          19,865
                                                                                                    -------------------

E-Services - Consulting (0.01%)
Transcom WorldWide SA                                            1,637                                          18,067
                                                                                                    -------------------

Feminine Health Care Products (0.07%)
Hengan International Group Co Ltd                              145,796                                         237,456
                                                                                                    -------------------

Finance - Consumer Loans (0.07%)
African Bank Investments Ltd                                    56,276                                         220,867
                                                                                                    -------------------


Finance - Credit Card (0.05%)
LG Card Co Ltd                                                   3,280                                         162,323
                                                                                                    -------------------

Finance - Investment Banker & Broker (3.08%)
Babcock & Brown International Pty Ltd                            6,564                                         105,776
Binck NV                                                         2,874                                          50,088
Canaccord Capital Inc                                            1,165                                          18,563
Credit Suisse Group                                             60,371                                       3,370,919
Daiwa Securities Group Inc                                      87,000                                       1,038,079
Nomura Holdings Inc                                            108,538                                       2,036,601
Takagi Securities Co Ltd                                         4,006                                          22,358
UBS AG                                                          33,481                                       3,662,412
                                                                                                    -------------------
                                                                                                 10,304,796
                                                                                                    -------------------
Finance - Leasing Company (1.00%)
Banca Italease                                                   2,453                                         122,921
Fuyo General Lease Co Ltd                                          959                                          38,170
ORIX Corp                                                        9,272                                       2,267,003
STB Leasing Co Ltd                                                 268                                           4,196
Sumisho Lease Co Ltd                                            16,400                                         910,992
                                                                                                    -------------------
                                                                                                  3,343,282
                                                                                                    -------------------
Finance - Mortgage Loan/Banker (0.01%)
Paragon Group of Cos PLC                                         3,538                                          42,927
                                                                                                    -------------------

Finance - Other Services (1.08%)
Australian Stock Exchange Ltd (c)                                2,414                                          58,432
Datamonitor Plc                                                  1,194                                           8,364
Deutsche Boerse AG                                              12,834                                       1,750,651
Hellenic Exchanges Holding SA (b)                                3,173                                          51,039
Man Group Plc                                                   37,026                                       1,745,600
                                                                                                    -------------------
                                                                                                  3,614,086
                                                                                                    -------------------
Fisheries (0.42%)
Cermaq ASA                                                       4,178                                          56,400
Katokichi Co Ltd                                                 9,098                                          91,525
PAN Fish ASA (b)                                              1,148,216                                      1,243,689
                                                                                                    -------------------
                                                                                                  1,391,614
                                                                                                    -------------------
Food - Baking (0.00%)
Hiestand Holding AG                                                  5                                           5,306
                                                                                                    -------------------

Food - Dairy Products (0.06%)
Robert Wiseman Dairies Plc                                       1,473                                          10,434
Wimm-Bill-Dann Foods OJSC ADR (c)                                4,644                                         181,813
                                                                                                    -------------------
                                                                                                    192,247
                                                                                                    -------------------
Food - Flour & Grain (0.00%)
Samyang Genex Co Ltd                                                74                                           6,513
                                                                                                    -------------------

Food - Miscellaneous/Diversified (1.48%)
Daesang Corp                                                     2,548                                          36,392
Groupe Danone                                                   18,483                                       2,347,982
Nestle SA                                                        7,424                                       2,327,198
Q'Sai Co Ltd                                                     1,000                                          14,346
Tiger Brands Ltd                                                 4,794                                          96,461
Unicharm Petcare Corp                                              560                                          24,004
Universal Robina Corp                                          335,000                                         113,501
                                                                                                    -------------------
                                                                                                  4,959,884
                                                                                                    -------------------
Food - Wholesale & Distribution (0.03%)
Metcash Ltd                                                     30,080                                          83,581

Valor Co Ltd                                                     1,253                                          22,854
                                                                                                    -------------------
                                                                                                    106,435
                                                                                                    -------------------
Footwear & Related Apparel (0.01%)
Prime Success International Group                               44,704                                          28,059
                                                                                                    -------------------

Gambling (Non-Hotel) (0.25%)
OPAP SA                                                         23,257                                         841,578
                                                                                                    -------------------

Gas - Distribution (0.01%)
Alinta Ltd                                                       4,646                                          36,002
                                                                                                    -------------------

Gold Mining (0.12%)
Gold Fields Ltd                                                 13,179                                         299,365
Northgate Minerals Corp (b)                                      6,072                                          22,277
Zijin Mining Group Co Ltd                                      176,000                                          87,807
                                                                                                    -------------------
                                                                                                    409,449
                                                                                                    -------------------
Hazardous Waste Disposal (0.01%)
Newalta Income Fund                                                700                                          20,570
                                                                                                    -------------------

Home Furnishings (0.02%)
Nobia AB                                                         1,698                                          55,159
                                                                                                    -------------------

Hotels & Motels (0.01%)
Sol Melia SA                                                     2,886                                          46,533
                                                                                                    -------------------

Human Resources (0.31%)
Brunel International                                               626                                          22,573
Michael Page International Plc                                 134,879                                         873,756
Robert Walters Plc                                               4,299                                          19,401
USG People NV                                                    1,484                                         113,472
                                                                                                    -------------------
                                                                                                  1,029,202
                                                                                                    -------------------
Import & Export (1.61%)
Daewoo International Corp                                          458                                          16,317
Itochu Corp                                                    150,000                                       1,318,725
Mitsubishi Corp                                                 96,535                                       1,929,602
Sumitomo Corp                                                  161,000                                       2,125,259
                                                                                                    -------------------
                                                                                                  5,389,903
                                                                                                    -------------------
Industrial Automation & Robots (0.03%)
CKD Corp                                                         6,000                                          93,216
                                                                                                    -------------------

Instruments - Scientific (0.01%)
Ulvac Inc                                                        1,165                                          39,847
                                                                                                    -------------------

Internet Brokers (0.00%)
Comdirect Bank AG                                                  928                                           9,018
                                                                                                    -------------------

Internet Content - Entertainment (0.01%)
Buongiorno SpA (b)                                               7,526                                          38,974
                                                                                                    -------------------

Internet Gambling (0.00%)
IG Group Holdings PLC                                              789                                           3,097
                                                                                                    -------------------

Internet Security (0.01%)
Digital Arts Inc (b)                                                 7                                          22,044
                                                                                                    -------------------


Investment Companies (0.00%)
ABG Sundal Collier ASA                                           6,419                                           9,779
Bure Equity AB (b)                                              13,112                                           5,079
                                                                                                    -------------------
                                                                                                     14,858
                                                                                                    -------------------
Investment Management & Advisory Services (0.09%)
Aberdeen Asset Management PLC                                   33,296                                          94,068
Kenedix Inc                                                         25                                         108,691
MFS Ltd                                                          2,352                                           6,954
Record Investments Ltd                                           6,743                                          61,870
Risa Partners Inc                                                    6                                          23,934
                                                                                                    -------------------
                                                                                                    295,517
                                                                                                    -------------------
Leisure & Recreation Products (0.35%)
CTS Eventim AG                                                     447                                          14,112
Sega Sammy Holdings Inc                                         31,500                                       1,168,350
                                                                                                    -------------------
                                                                                                  1,182,462
                                                                                                    -------------------
Life & Health Insurance (0.40%)
Metropolitan Holdings Ltd                                       97,810                                         161,834
Resolution Plc                                                  67,294                                         833,909
Sanlam Ltd                                                     111,503                                         226,704
Swiss Life Holding (b)                                             446                                         104,309
                                                                                                    -------------------
                                                                                                  1,326,756
                                                                                                    -------------------
Lottery Services (0.01%)
Tattersall's Ltd                                                21,130                                          44,270
                                                                                                    -------------------

Machinery - Construction & Mining (1.08%)
Aichi Corp                                                       1,973                                          18,485
Atlas Copco AB                                                  38,534                                       1,069,876
Hitachi Construction Machinery Co Ltd                           32,700                                         788,072
Komatsu Ltd                                                     84,000                                       1,671,698
Palfinger AG                                                       101                                           9,341
Takeuchi Manufacturing Co Ltd                                      400                                          17,950
Wajax Income Fund                                                  671                                          24,322
                                                                                                    -------------------
                                                                                                  3,599,744
                                                                                                    -------------------
Machinery - Electrical (0.01%)
Disco Corp                                                         614                                          34,483
                                                                                                    -------------------

Machinery - General Industry (0.71%)
Andritz AG                                                         618                                         102,127
Frigoglass SA                                                      714                                           9,842
Furukawa Co Ltd                                                  9,946                                          19,576
Haulotte Group                                                   2,985                                          85,687
Hyundai Elevator Co Ltd                                            128                                           9,930
MAN AG                                                          27,237                                       1,973,983
MMI Holding Ltd                                                 65,423                                          29,581
Sintokogio Ltd                                                   3,041                                          40,541
Toshiba Machine Co Ltd                                           9,432                                         106,767
                                                                                                    -------------------
                                                                                                  2,378,034
                                                                                                    -------------------
Machinery - Material Handling (0.01%)
Fuji Machine Manufacturing Co Ltd                                2,084                                          50,498
                                                                                                    -------------------

Machinery - Pumps (0.01%)
Pfeiffer Vacuum Technology AG                                      366                                          23,353
                                                                                                    -------------------

Machinery - Thermal Processing (0.01%)
Denyo Co Ltd                                                     1,259                                          18,018
                                                                                                    -------------------


Machinery Tools & Related Products (0.22%)
Mori Seiki Co Ltd                                               33,723                                         730,127
                                                                                                    -------------------

Medical - Biomedical/Gene (0.00%)
Fornix Biosciences NV                                              167                                           5,381
                                                                                                    -------------------

Medical - Drugs (5.89%)
AstraZeneca PLC                                                 65,459                                       3,950,519
Chong Kun Dang Pharm Corp                                            0                                              10
Daewoong Pharmaceutical Co Ltd                                     413                                          15,803
Dr Reddy's Laboratories Ltd ADR (c)                              6,385                                         176,864
GlaxoSmithKline PLC                                             83,529                                       2,334,369
Kobayashi Pharmaceutical Co Ltd                                    696                                          28,494
Merck KGaA                                                       6,213                                         565,634
Nippon Shinyaku Co Ltd                                           1,558                                          13,356
Novartis AG                                                     60,085                                       3,247,043
Recordati SpA                                                    5,286                                          38,594
Roche Holding AG                                                26,601                                       4,388,622
Rohto Pharmaceutical Co Ltd                                     57,317                                         603,680
Sanofi-Aventis                                                  24,649                                       2,404,796
Seikagaku Corp                                                     523                                           5,778
Takeda Pharmaceutical Co Ltd                                    20,300                                       1,264,366
TopoTarget A/S (b)                                               1,500                                           9,128
Tsumura & Co                                                    24,000                                         684,425
                                                                                                    -------------------
                                                                                                 19,731,481
                                                                                                    -------------------
Medical - Generic Drugs (0.10%)
Sawai Pharmaceutical Co Ltd                                      1,360                                          68,765
Teva Pharmaceutical Industries Ltd ADR                           8,141                                         257,174
Towa Pharmaceutical Co Ltd                                         401                                           9,822
                                                                                                    -------------------
                                                                                                    335,761
                                                                                                    -------------------
Medical - Nursing Homes (0.01%)
Orpea (b)                                                          451                                          31,140
                                                                                                    -------------------

Medical - Wholesale Drug Distribution (0.01%)
Meda AB                                                          2,186                                          45,520
                                                                                                    -------------------

Medical Instruments (0.03%)
Biacore International AB                                           150                                           6,809
Gyrus Group PLC (b)                                              7,642                                          48,657
Nihon Kohden Corp                                                2,233                                          36,626
                                                                                                    -------------------
                                                                                                     92,092
                                                                                                    -------------------
Medical Laboratory & Testing Service (0.01%)
BioMerieux                                                         388                                          22,920
BML Inc                                                            463                                           9,903
                                                                                                    -------------------
                                                                                                     32,823
                                                                                                    -------------------
Medical Products (0.47%)
Phonak Holding AG                                               25,116                                       1,567,443
Q-Med AB                                                           800                                          10,440
                                                                                                    -------------------
                                                                                                  1,577,883
                                                                                                    -------------------
Metal - Aluminum (0.08%)
Aluminum Corp of China Ltd                                     158,000                                         116,969
Aluminum of Greece S.A.I.C.                                      1,585                                          33,359
Hindalco Industries Ltd (b)(d)                                  33,252                                         126,754
                                                                                                    -------------------
                                                                                                    277,082
                                                                                                    -------------------
Metal - Diversified (1.60%)
AUR Resources Inc                                                5,186                                          83,006
Breakwater Resources Ltd (b)                                     7,148                                           7,970
JSC MMC Norilsk Nickel - ADR (a)(b)                              2,780                                         119,540
Kumba Resources Ltd                                              9,746                                         174,920
MMC Norilsk Nickel ADR                                           2,696                                         347,784
Rio Tinto PLC                                                   55,707                                       2,946,753
Vedanta Resources PLC                                           32,773                                         826,796
Zinifex Ltd                                                    112,717                                         839,103
                                                                                                    -------------------
                                                                                                  5,345,872
                                                                                                    -------------------
Metal - Iron (0.08%)
Novolipetsk Steel (a)                                           12,469                                         274,318
                                                                                                    -------------------

Metal Processors & Fabrication (0.44%)
Catcher Technology Co Ltd                                       21,904                                         232,050
Lupatech SA (b)                                                 13,376                                         130,963
Martinrea International Inc (b)                                    502                                           3,408
Nippon Filcon Co Ltd/Tokyo                                       1,036                                          16,268
NSK Ltd                                                        124,000                                       1,029,401
Ryobi Ltd                                                        5,190                                          34,096
Tocalo Co Ltd                                                    1,053                                          33,437
                                                                                                    -------------------
                                                                                                  1,479,623
                                                                                                    -------------------
Metal Products - Distribution (0.01%)
Daiichi Jitsugyo Co Ltd                                          1,617                                           8,374
Furusato Industries Ltd                                            644                                          11,436
Onoken Co Ltd                                                      251                                           3,583
Sato Shoji Corp                                                    722                                           7,295
                                                                                                    -------------------
                                                                                                     30,688
                                                                                                    -------------------
Miscellaneous Manufacturers (0.03%)
Fenner Plc                                                       2,875                                          10,569
Mecalux SA (b)                                                     855                                          29,518
RHI AG (b)                                                       1,703                                          55,092
Sia Abrasives Holding AG                                            12                                           3,722
                                                                                                    -------------------
                                                                                                     98,901
                                                                                                    -------------------
Mortgage Banks (0.38%)
Bradford & Bingley PLC                                          17,229                                         148,018
Hypo Real Estate Holding AG                                     18,819                                       1,140,589
                                                                                                    -------------------
                                                                                                  1,288,607
                                                                                                    -------------------
Multi-line Insurance (2.95%)
AXA SA                                                          74,509                                       2,444,667
Baloise Holding AG                                              17,758                                       1,361,930
CNP Assurances                                                  12,133                                       1,153,463
Fondiaria-Sai SpA                                               25,078                                       1,024,835
ING Groep NV                                                    92,893                                       3,650,060
Porto Seguro SA (b)                                             14,284                                         244,199
                                                                                                    -------------------
                                                                                                  9,879,154
                                                                                                    -------------------
Multimedia (0.65%)
Corus Entertainment - B Shares (b)                               1,181                                          38,496
Naspers Ltd                                                      7,737                                         132,213
Vivendi SA                                                      57,010                                       1,997,358
                                                                                                    -------------------
                                                                                                  2,168,067
                                                                                                    -------------------
Non-Ferrous Metals (0.12%)
Grupo Mexico SAB de CV                                          85,128                                         244,351
Hudbay Minerals (b)                                              7,821                                          99,863
Korea Zinc Co Ltd                                                  432                                          33,879
Poongsan Corp                                                    1,898                                          38,512
                                                                                                    -------------------
                                                                                                    416,605
                                                                                                    -------------------
Office Automation & Equipment (1.22%)
Canon Inc                                                       64,560                                       3,168,277

Neopost SA                                                       7,969                                         907,896
                                                                                                    -------------------
                                                                                                  4,076,173
                                                                                                    -------------------
Oil - Field Services (0.62%)
CCS Income Trust                                                   934                                          31,075
Fugro NV                                                        26,623                                       1,147,886
Peak Energy Services Trust                                         298                                           3,285
Petroleum Geo-Services ASA (b)                                     718                                          40,500
Trican Well Service Ltd                                         42,156                                         845,319
                                                                                                    -------------------
                                                                                                  2,068,065
                                                                                                    -------------------
Oil & Gas Drilling (0.28%)
AOC Holdings Inc                                                 3,271                                          56,141
Ensign Energy Services Inc                                      43,138                                         889,835
                                                                                                    -------------------
                                                                                                    945,976
                                                                                                    -------------------
Oil Company - Exploration & Production (0.93%)
Dana Petroleum Plc (b)                                           5,685                                         118,448
EnCana                                                          18,258                                         965,026
JKX Oil & Gas PLC                                                4,991                                          36,209
Oao Gazprom (a)(b)(d)                                            4,032                                         430,920
Oao Gazprom (a)(b)                                               9,634                                         411,853
PTT Public Company Limited (a)(b)                               26,257                                         155,526
Synenco Energy Inc (b)                                           1,004                                          20,448
Tullow Oil PLC                                                 138,552                                         978,913
                                                                                                    -------------------
                                                                                                  3,117,343
                                                                                                    -------------------
Oil Company - Integrated (7.53%)
BG Group PLC                                                   226,320                                       3,026,418
BP PLC                                                         303,991                                       3,544,978
China Petroleum & Chemical Corp                                535,566                                         306,846
ENI SpA                                                        111,319                                       3,278,065
LUKOIL ADR                                                      10,055                                         839,593
MOL Hungarian Oil and Gas PLC                                    1,600                                         164,317
Norsk Hydro ASA                                                 54,130                                       1,435,324
PetroChina Co Ltd                                              627,219                                         670,261
Petroleo Brasileiro SA ADR                                       9,771                                         872,648
Royal Dutch Shell PLC - A Shares                                24,888                                         836,951
Royal Dutch Shell PLC - B Shares                                66,741                                       2,333,040
Sasol Ltd                                                        7,650                                         294,984
Star Energy Group PLC (b)                                        2,475                                          13,184
Statoil ASA                                                     70,250                                       1,992,596
Suncor Energy Inc (b)                                           21,370                                       1,735,964
Total SA                                                        59,003                                       3,881,627
                                                                                                    -------------------
                                                                                                 25,226,796
                                                                                                    -------------------
Oil Field Machinery & Equipment (0.02%)
KS Energy Services Ltd                                               1                                               1
Schoeller-Bleckmann Oilfield Equipment                             477                                          18,053
Total Energy Services Trust                                      1,410                                          20,337
Western Lakota Energy Services Inc (b)                           2,539                                          33,561
                                                                                                    -------------------
                                                                                                     71,952
                                                                                                    -------------------
Oil Refining & Marketing (0.10%)
Singapore Petroleum Co Ltd                                      13,000                                          41,515
SK Corp                                                          2,390                                         153,673
Thai Oil Public (a)(b)                                          90,715                                         150,974
                                                                                                    -------------------
                                                                                                    346,162
                                                                                                    -------------------
Optical Supplies (0.05%)
Cie Generale d'Optique Essilor International SA                  1,617                                         162,719
                                                                                                    -------------------

Paper & Related Products (0.25%)
Holmen AB                                                        1,185                                          47,871

Rengo Co Ltd                                                   106,412                                         805,199
                                                                                                    -------------------
                                                                                                    853,070
                                                                                                    -------------------
Photo Equipment & Supplies (0.19%)
Olympus Corp                                                    23,000                                         615,667
Tamron Co Ltd                                                      781                                          13,077
                                                                                                    -------------------
                                                                                                    628,744
                                                                                                    -------------------
Platinum (0.13%)
Impala Platinum Holdings Ltd                                     2,031                                         375,862
Northam Platinum Ltd                                             9,060                                          47,614
                                                                                                    -------------------
                                                                                                    423,476
                                                                                                    -------------------
Power Converter & Supply Equipment (0.62%)
Bharat Heavy Electricals                                         4,912                                         207,986
Delta Electronics Inc                                           73,500                                         208,852
Harbin Power Equipment                                         192,000                                         228,660
Schneider Electric SA                                           13,754                                       1,433,313
                                                                                                    -------------------
                                                                                                  2,078,811
                                                                                                    -------------------
Precious Metals (0.01%)
Gammon Lake Resources Inc (b)                                    3,622                                          49,863
                                                                                                    -------------------

Printing - Commercial (0.02%)
Nissha Printing Co Ltd                                           1,437                                          53,676
                                                                                                    -------------------

Property & Casualty Insurance (0.59%)
Amlin PLC                                                       95,641                                         417,469
Dongbu Insurance Co Ltd                                          8,695                                         218,131
Meritz Fire & Marine Insurance Co Ltd                            3,150                                          18,760
PICC Property & Casualty Co Ltd                                364,000                                         133,565
QBE Insurance Group Ltd                                         77,711                                       1,183,571
                                                                                                    -------------------
                                                                                                  1,971,496
                                                                                                    -------------------
Property Trust (0.01%)
Babcock & Brown Japan Property Trust                            10,383                                          12,959
Kiwi Income Property Trust                                       6,595                                           5,513
                                                                                                    -------------------
                                                                                                     18,472
                                                                                                    -------------------
Publishing - Periodicals (0.10%)
United Business Media PLC                                       11,205                                         134,293
Wolters Kluwer NV                                                5,575                                         131,664
Woongjin Thinkbig Co Ltd                                         3,690                                          63,205
                                                                                                    -------------------
                                                                                                    329,162
                                                                                                    -------------------
Real Estate Magagement & Services (0.43%)
Ardepro Co Ltd                                                      26                                          41,622
Countrywide PLC                                                 10,238                                          94,442
Creed Corp                                                          14                                          55,356
Daito Trust Construction Co Ltd                                 18,800                                       1,042,663
DTZ Holdings PLC                                                 3,298                                          41,326
Erinaceous Group PLC                                             7,249                                          40,256
IVG Immobilien AG                                                2,313                                          70,981
LAND Co Ltd                                                          7                                          13,226
Pierre & Vacances                                                   88                                           9,643
Tosei Corp                                                          18                                          15,636
                                                                                                    -------------------
                                                                                                  1,425,151
                                                                                                    -------------------
Real Estate Operator & Developer (2.28%)
Agile Property Holdings Ltd                                    232,000                                         138,895
Ascott Group Ltd/The                                            25,000                                          16,284
British Land Co PLC                                              4,074                                          95,244
Brookfield Asset Management Inc (b)                             61,903                                       2,497,049
CapitaLand Ltd                                                 436,000                                       1,240,712

CLS Holdings Plc (b)                                               930                                          10,097
Fadesa Inmobiliaria SA                                           3,023                                         103,670
FKP Property Group                                               3,011                                          11,744
GEK Group of Cos SA                                              2,227                                          18,509
Hammerson Plc                                                   65,755                                       1,438,736
Inmobiliaria Urbis SA                                            2,020                                          52,562
IRSA Inversiones y Representaciones SA (b)(c)                    9,200                                         103,316
Joint Corp                                                       2,604                                          84,966
Mitsui Fudosan Co Ltd                                           81,000                                       1,760,793
Unite Group Plc                                                  1,309                                           9,702
UOL Group Ltd                                                   10,000                                          18,086
Vivacon AG (b)                                                     761                                          17,019
Wing Tai Holdings Ltd                                           28,415                                          25,516
                                                                                                    -------------------
                                                                                                  7,642,900
                                                                                                    -------------------
Recycling (0.02%)
Asahi Pretec Corp                                                2,319                                          74,044
                                                                                                    -------------------

Reinsurance (0.00%)
Korean Reinsurance Co                                               72                                             808
                                                                                                    -------------------

REITS - Diversified (0.04%)
Bail Investissement Fonciere                                       103                                           6,489
Unibail                                                            670                                         116,768
                                                                                                    -------------------
                                                                                                    123,257
                                                                                                    -------------------
Rental - Auto & Equipment (0.31%)
Ashtead Group PLC                                              244,702                                         759,220
Boom Logistics Ltd                                              11,781                                          38,949
Localiza Rent A CAR                                              7,100                                         134,504
Nishio Rent All Co Ltd                                             208                                           3,967
Northgate Plc                                                    2,344                                          45,261
Ramirent Oyj                                                       792                                          31,394
Sixt AG                                                            659                                          37,910
                                                                                                    -------------------
                                                                                                  1,051,205
                                                                                                    -------------------
Retail - Apparel & Shoe (0.42%)
Edgars Consolidated Stores Ltd                                  23,077                                          93,677
Etam Developpement SA                                              128                                           8,141
Inditex SA                                                      25,884                                       1,091,532
Just Group Ltd                                                  16,082                                          40,862
Lindex AB                                                        4,169                                          59,322
Lojas Renner SA                                                  1,818                                          96,602
Pal Co Ltd                                                         228                                          13,203
                                                                                                    -------------------
                                                                                                  1,403,339
                                                                                                    -------------------
Retail - Automobile (0.02%)
European Motor Holdings Plc                                        502                                           4,192
Lookers Plc                                                        610                                           8,823
Pendragon Plc                                                    4,654                                          51,561
                                                                                                    -------------------
                                                                                                     64,576
                                                                                                    -------------------
Retail - Bookstore (0.01%)
Culture Convenience Club Co Ltd                                  3,410                                          39,346
                                                                                                    -------------------

Retail - Building Products (0.01%)
Homac Corp                                                       1,447                                          23,835
                                                                                                    -------------------

Retail - Catalog Shopping (0.01%)
N Brown Group PLC                                                5,213                                          20,633
Senshukai Co Ltd                                                   529                                           5,664
                                                                                                    -------------------
                                                                                                     26,297
                                                                                                    -------------------

                                                                                                    -------------------
Retail - Consumer Electronics (0.26%)
Joshin Denki Co Ltd                                              4,987                                          36,863
Yamada Denki Co Ltd                                              8,200                                         837,108
                                                                                                    -------------------
                                                                                                    873,971
                                                                                                    -------------------
Retail - Convenience Store (0.22%)
Alimentation Couche Tard Inc                                    33,700                                         726,970
                                                                                                    -------------------

Retail - Drug Store (0.01%)
Cosmos Pharmaceutical Corp                                         862                                          21,340
                                                                                                    -------------------

Retail - Home Furnishings (0.08%)
Beter BED Holdings NV                                              813                                          20,383
Ellerine Holdings Ltd                                           16,544                                         151,945
JD Group Ltd                                                    11,278                                         104,972
                                                                                                    -------------------
                                                                                                    277,300
                                                                                                    -------------------
Retail - Hypermarkets (0.03%)
Controladora Comercial Mexicana SA de CV                        65,189                                         111,000
                                                                                                    -------------------

Retail - Jewelry (0.03%)
Swatch Group AG                                                    669                                         112,774
                                                                                                    -------------------

Retail - Mail Order (0.00%)
Takkt AG                                                           238                                           3,780
                                                                                                    -------------------

Retail - Major Department Store (1.00%)
Grupo Famsa SA (b)                                              62,124                                         123,834
Hyundai Department Store Co Ltd                                  2,086                                         161,172
Lotte Shopping Co (b)(d)                                        48,460                                         942,435
Marks & Spencer Group PLC                                      193,883                                       2,104,968
                                                                                                    -------------------
                                                                                                  3,332,409
                                                                                                    -------------------
Retail - Miscellaneous/Diversified (0.39%)
Aeon Co Ltd                                                     51,300                                       1,126,388
Amplifon SpA                                                     6,409                                          54,537
Hyundai H&S Co Ltd                                                 221                                          13,674
Izumi Co Ltd                                                     1,768                                          64,493
Macintosh Retail Group NV                                          495                                          16,507
Miller's Retail Ltd                                             17,901                                          20,415
                                                                                                    -------------------
                                                                                                  1,296,014
                                                                                                    -------------------
Retail - Pubs (0.67%)
Mitchells & Butlers PLC                                         14,104                                         134,409
Punch Taverns PLC                                              130,637                                       2,110,556
                                                                                                    -------------------
                                                                                                  2,244,965
                                                                                                    -------------------
Retail - Regional Department Store (0.00%)
Gruppo Coin SpA (b)                                                912                                           4,606
                                                                                                    -------------------

Retail - Toy Store (0.00%)
JUMBO SA                                                           953                                          11,915
                                                                                                    -------------------

Retail - Video Rental (0.01%)
Geo Co Ltd                                                          25                                          43,957
                                                                                                    -------------------

Rubber - Tires (0.69%)
Continental AG                                                  22,478                                       2,299,909
                                                                                                    -------------------


Schools (0.00%)
Raffles Education Corp Ltd                                       6,381                                           9,765
                                                                                                    -------------------

Security Services (0.00%)
Garda World Security Corp (b)                                      461                                           9,107
                                                                                                    -------------------

Semiconductor Component - Integrated Circuits (1.12%)
Advanced Semiconductor Engineering Inc                         177,000                                         174,939
CSR PLC (b)                                                     65,752                                       1,532,312
Holtek Semiconductor Inc                                       136,000                                         254,131
Siliconware Precision Industries Co                            122,000                                         149,971
Taiwan Semiconductor Manufacturing Co Ltd                      366,315                                         660,740
Wolfson Microelectronics PLC (b)                               118,707                                         984,706
                                                                                                    -------------------
                                                                                                  3,756,799
                                                                                                    -------------------
Shipbuilding (0.03%)
Aker Yards AS                                                    1,230                                          86,578
                                                                                                    -------------------

Silver Mining (0.01%)
Silver Wheaton Corp (b)(c)                                       5,056                                          47,737
                                                                                                    -------------------

Soap & Cleaning Products (0.58%)
Henkel KGaA                                                      1,537                                         175,678
Hindustan Lever Ltd                                             19,366                                          96,346
Reckitt Benckiser PLC                                           44,443                                       1,659,615
                                                                                                    -------------------
                                                                                                  1,931,639
                                                                                                    -------------------
Steel - Producers (2.00%)
Angang New Steel Co Ltd (c)                                    262,000                                         247,933
Boehler-Uddeholm AG                                              1,296                                          70,843
Cia Siderurgica Nacional SA ADR (c)                              4,934                                         158,875
Evraz Group SA (a)(d)                                           10,003                                         249,575
Hyundai Steel Co                                                 1,495                                          53,815
IPSCO                                                           13,534                                       1,300,583
Osaka Steel Co Ltd                                               1,149                                          21,007
POSCO ADR                                                        5,368                                         359,119
Salzgitter AG                                                   11,874                                       1,001,305
Sumitomo Metal Industries Ltd                                  390,000                                       1,610,287
Tenaris SA ADR                                                   3,440                                         139,286
ThyssenKrupp AG                                                 42,730                                       1,458,809
Tubos Reunidos SA                                                  697                                          10,668
                                                                                                    -------------------
                                                                                                  6,682,105
                                                                                                    -------------------
Steel - Specialty (0.02%)
Sanyo Special Steel Co Ltd                                       7,190                                          58,997
                                                                                                    -------------------

Steel Pipe & Tube (0.68%)
Vallourec                                                        1,890                                       2,271,664
                                                                                                    -------------------

Storage & Warehousing (0.01%)
Big Yellow Group PLC                                             2,253                                          17,335
                                                                                                    -------------------

Tea (0.04%)
Tata Tea Ltd                                                     7,093                                         117,996
                                                                                                    -------------------

Telecommunication Equipment (0.33%)
Foxconn International Holdings Ltd (b)                          95,829                                         204,810
INTOPS Co Ltd                                                      716                                          16,981
Option NV (b)(c)                                                37,256                                         893,207

PKC Group OYJ                                                      400                                           6,623
                                                                                                    -------------------
                                                                                                  1,121,621
                                                                                                    -------------------
Telecommunication Services (0.85%)
StarHub Ltd                                                    656,823                                         947,011
Telekomunikasi Indonesia Tbk PT                                182,000                                         144,413
Telenet Group Holding NV (b)                                     1,285                                          27,439
Telenor ASA                                                    143,400                                       1,734,139
                                                                                                    -------------------
                                                                                                  2,853,002
                                                                                                    -------------------
Telephone - Integrated (0.68%)
China Netcom Group Corp Hong Kong Ltd                          204,402                                         357,908
Royal KPN NV                                                   145,684                                       1,637,401
Telefonos de Mexico SA de CV ADR                                13,798                                         287,412
                                                                                                    -------------------
                                                                                                  2,282,721
                                                                                                    -------------------
Television (0.53%)
Carrere Group (b)                                                  248                                           6,326
Modern Times Group - B Shares                                   32,443                                       1,704,694
Modern Times Group - Redemption Shares (b)                      32,443                                          77,871
                                                                                                    -------------------
                                                                                                  1,788,891

                                                                                                    -------------------
Textile - Apparel (0.01%)
Descente Ltd                                                     4,190                                          21,809
                                                                                                    -------------------

Tobacco (1.32%)
British American Tobacco PLC                                   113,826                                       2,869,492
Imperial Tobacco Group PLC                                      50,009                                       1,543,733
                                                                                                    -------------------
                                                                                                  4,413,225
                                                                                                    -------------------
Tools - Hand Held (0.03%)
Hitachi Koki Co Ltd                                              6,289                                          96,001
Hitachi Tool Engineering Ltd                                       396                                           8,019
                                                                                                    -------------------
                                                                                                    104,020
                                                                                                    -------------------
Transport - Air Freight (0.01%)
Yusen Air & Sea Service Co Ltd                                   1,148                                          27,115
                                                                                                    -------------------

Transport - Marine (0.07%)
Cosco Corp Singapore Ltd                                        27,401                                          21,833
Geodis                                                              23                                           3,764
Horizon North Logistics Inc (a)(b)                                 201                                             435
Hyundai Merchant Marine Co Ltd - Rights (a)(b)                   2,714                                          12,015
Labroy Marine Ltd                                               53,612                                          45,769
Petrojarl Asa (b)                                                  718                                           4,731
Shinwa Kaiun Kaisha Ltd                                          6,309                                          16,170
Smit Internationale NV                                             247                                          17,371
STX Pan Ocean Co Ltd                                           276,000                                         113,447
Wan Hai Lines Ltd                                                    1                                               1
                                                                                                    -------------------
                                                                                                    235,536
                                                                                                    -------------------
Transport - Rail (0.94%)
Canadian National Railway                                       40,400                                       1,771,337
East Japan Railway Co                                              184                                       1,368,149
                                                                                                    -------------------
                                                                                                  3,139,486
                                                                                                    -------------------
Transport - Services (0.01%)
Hanjin Transportation Co Ltd                                       690                                          19,274
                                                                                                    -------------------

Transport - Truck (0.00%)
Norbert Dentressangle                                               54                                           3,798
                                                                                                    -------------------


Travel Services (0.01%)
Hana Tour Service Inc                                              506                                          38,242
                                                                                                    -------------------

Trucking & Leasing (0.01%)
Mullen Group Income Fund                                           700                                          18,191
                                                                                                    -------------------

Web Portals (0.03%)
Neowiz Corp                                                        450                                          42,310
NHN Corp                                                           143                                          49,742
                                                                                                    -------------------
                                                                                                     92,052
                                                                                                    -------------------
Wire & Cable Products (0.41%)
Leoni AG                                                         1,829                                          68,967
LS Cable Ltd                                                     4,510                                         159,255
Sumitomo Electric Industries Ltd                                77,200                                       1,131,848
                                                                                                    -------------------
                                                                                                  1,360,070
                                                                                                    -------------------
Wireless Equipment (1.00%)
Nokia OYJ                                                      163,488                                       3,336,362
                                                                                                    -------------------
TOTAL COMMON STOCKS                                                                              $         329,228,963
                                                                                                    -------------------
PREFERRED STOCKS (0.47%)
Airlines (0.06%)
Tam SA                                                           6,926                                         187,851
                                                                                                    -------------------

Commercial Banks (0.06%)
Banco Bradesco SA                                                6,522                                         203,503
                                                                                                    -------------------

Dialysis Centers (0.04%)
Fresenius AG                                                       866                                         144,162
                                                                                                    -------------------

Diversified Minerals (0.11%)
Cia Vale do Rio Doce                                            18,578                                         378,556
                                                                                                    -------------------

Electric - Integrated (0.05%)
Cia Energetica de Minas Gerais                                4,200,000                                        178,926
                                                                                                    -------------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                            862                                           4,774
                                                                                                    -------------------

Machinery - Material Handling (0.01%)
Jungheinrich AG                                                    363                                          11,789
                                                                                                    -------------------

Steel - Producers (0.12%)
Gerdau SA                                                       13,899                                         206,785
Usinas Siderurgicas de Minas Gerais SA                           5,500                                         197,331
                                                                                                    -------------------
                                                                                                    404,116
                                                                                                    -------------------
Television (0.02%)
ProSiebenSat.1 Media AG                                          2,315                                          57,781
                                                                                                    -------------------
TOTAL PREFERRED STOCKS                                                                           $           1,571,458
                                                                                                    -------------------
                                                               Principal
                                                                Amount                                      Value
                                                              --------- --------------------------- -------------------
SHORT TERM INVESTMENTS (1.26%)
Commercial Paper (1.26%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                              4,233,366                                      4,233,366
                                                                                                    -------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $           4,233,366
                                                                                                    -------------------

MONEY MARKET FUNDS (0.80%)
BNY Institutional Cash Reserve Fund (e)                       2,672,000                                      2,672,000
                                                                                                    -------------------
TOTAL MONEY MARKET FUNDS                                                                         $           2,672,000
                                                                                                    -------------------
Total Investments                                                                                $         337,705,787
Liabilities in Excess of Other Assets, Net - (0.87)%                                                       (2,908,269)
                                                                                                    -------------------
TOTAL NET ASSETS - 100.00%                                                                       $         334,797,518
                                                                                                    ===================
                                                                                                    -------------------

                                                                                                    ===================

(a) Market value is determined in accordance with procedures established in good faith by the Board of
    Directors.  At the end of the period, the value of these securities totaled $2,079,323 or 0.62% of net assets.

(b) Non-Income Producing Security
(c) Security or a portion of the security was on loan at the end of the period.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $1,927,185 or 0.58% of net assets.


(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                $          57,520,587
Unrealized Depreciation                                          (6,855,221)
                                                          -------------------
Net Unrealized Appreciation (Depreciation)                        50,665,366
Cost for federal income tax purposes                             287,040,421


Portfolio Summary (unaudited)
--------------------------------------------------- -------------------
Country                                                        Percent
--------------------------------------------------- -------------------
United Kingdom                                                  19.63%
Japan                                                           19.45%
France                                                           9.14%
Switzerland                                                      7.71%
Germany                                                          5.72%
Canada                                                           5.21%
Spain                                                            3.05%
Netherlands                                                      3.02%
Norway                                                           2.98%
Korea, Republic Of                                               2.86%
Italy                                                            2.41%
Belgium                                                          2.32%
United States                                                    2.06%
Australia                                                        1.72%
Finland                                                          1.53%
Sweden                                                           1.43%
Taiwan, Province Of China                                        1.27%
Brazil                                                           1.10%
Russian Federation                                               1.01%
Hong Kong                                                        0.96%
South Africa                                                     0.87%
Ireland                                                          0.78%
Singapore                                                        0.73%
China                                                            0.65%
Mexico                                                           0.64%
Greece                                                           0.60%
India                                                            0.46%
Denmark                                                          0.38%
Thailand                                                         0.22%
Indonesia                                                        0.16%
Malaysia                                                         0.16%
Austria                                                          0.13%
Israel                                                           0.12%
Philippines                                                      0.08%
Luxembourg                                                       0.06%
Argentina                                                        0.05%
Hungary                                                          0.05%
Czech Republic                                                   0.04%
Colombia                                                         0.04%
Morocco                                                          0.03%
Egypt                                                            0.03%
New Zealand                                                      0.01%
Portugal                                                         0.00%
Liabilities in Excess of Other Assets, Net                     (-0.87%)
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================
See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Equity Growth Account
                                                           Shares
                                                            Held                                       Value
                                                       ---------- -------------------------- --------------------
COMMON STOCKS (99.12%)
Advertising Sales (2.04%)
Lamar Advertising Co (a)                                94,600                          $            5,095,156
                                                                                            --------------------

Aerospace & Defense (1.01%)
General Dynamics Corp                                    38,600                                       2,526,756
                                                                                            --------------------

Agricultural Chemicals (0.96%)
Monsanto Co                                              28,600                                       2,407,834
                                                                                            --------------------

Airlines (2.00%)
Southwest Airlines Co                                   306,000                                       5,009,220
                                                                                            --------------------

Applications Software (3.68%)
Microsoft Corp                                          320,200                                       7,460,660
Red Hat Inc (a)(b)                                       74,600                                       1,745,640
                                                                                            --------------------
                                                                                           9,206,300
                                                                                            --------------------
Audio & Video Products (1.36%)
Harman International Industries Inc                      39,800                                       3,397,726
                                                                                            --------------------

Cable TV (0.74%)
EchoStar Communications Corp (a)                         60,100                                       1,851,681
                                                                                            --------------------

Casino Hotels (1.19%)
Wynn Resorts Ltd (a)(b)                                  40,500                                       2,968,650
                                                                                            --------------------

Casino Services (1.77%)
International Game Technology                           116,300                                       4,412,422
                                                                                            --------------------

Computers (0.86%)
Apple Computer Inc (a)                                   37,600                                       2,147,712
                                                                                            --------------------

Computers  -Memory Devices (0.91%)
EMC Corp/Massachusetts (a)                              208,200                                       2,283,954
                                                                                            --------------------

Consulting Services (1.65%)
Accenture Ltd                                           145,600                                       4,123,392
                                                                                            --------------------

Data Processing & Management (3.40%)
Automatic Data Processing Inc                            97,600                                       4,426,160
NAVTEQ Corp (a)(b)                                       91,200                                       4,074,816
                                                                                            --------------------
                                                                                           8,500,976
                                                                                            --------------------
Diversified Manufacturing Operations (7.58%)
Danaher Corp                                             95,700                                       6,155,424
General Electric Co                                     388,100                                      12,791,776
                                                                                            --------------------
                                                                                          18,947,200
                                                                                            --------------------
E-Commerce - Products (1.69%)
Amazon.Com Inc (a)(b)                                   109,200                                       4,223,856
                                                                                            --------------------


E-Commerce - Services (0.61%)
eBay Inc (a)                                             52,000                                       1,523,080
                                                                                            --------------------

Electronic Components - Semiconductors (4.39%)
Intel Corp                                              163,700                                       3,102,115
Texas Instruments Inc                                    98,200                                       2,974,478
Xilinx Inc (b)                                          216,400                                       4,901,460
                                                                                            --------------------
                                                                                          10,978,053

                                                                                            --------------------
Electronic Forms (0.84%)
Adobe Systems Inc (a)                                    69,000                                       2,094,840
                                                                                            --------------------

Electronic Measurement Instruments (1.29%)
Garmin Ltd (b)                                           30,600                                       3,226,464
                                                                                            --------------------

Enterprise Software & Services (1.22%)
Oracle Corp (a)                                         211,100                                       3,058,839
                                                                                            --------------------

Fiduciary Banks (2.56%)
State Street Corp                                       110,000                                       6,389,900
                                                                                            --------------------

Finance - Consumer Loans (2.26%)
SLM Corp                                                106,900                                       5,657,148
                                                                                            --------------------

Finance - Investment Banker & Broker (2.14%)
E*Trade Financial Corp (a)                              109,900                                       2,507,918
Morgan Stanley                                           44,800                                       2,831,808
                                                                                            --------------------
                                                                                           5,339,726
                                                                                            --------------------
Food - Wholesale & Distribution (1.59%)
Sysco Corp                                              129,900                                       3,969,744
                                                                                            --------------------

Investment Management & Advisory Services (2.93%)
Franklin Resources Inc                                   39,800                                       3,455,038
Legg Mason Inc                                           38,800                                       3,861,376
                                                                                            --------------------
                                                                                           7,316,414
                                                                                            --------------------
Medical - Biomedical/Gene (2.94%)
Amgen Inc (a)                                            49,100                                       3,202,793
Genentech Inc (a)                                        50,700                                       4,147,260
                                                                                            --------------------
                                                                                           7,350,053
                                                                                            --------------------
Medical - Drugs (2.17%)
Cephalon Inc (a)(b)                                      32,600                                       1,959,260
Sepracor Inc (a)(b)                                      60,600                                       3,462,684
                                                                                            --------------------
                                                                                           5,421,944
                                                                                            --------------------
Medical - HMO (3.53%)
Humana Inc (a)                                           58,800                                       3,157,560
UnitedHealth Group Inc                                  126,700                                       5,673,626
                                                                                            --------------------
                                                                                           8,831,186
                                                                                            --------------------
Medical Instruments (3.05%)
Medtronic Inc                                           108,100                                       5,072,052
St Jude Medical Inc (a)                                  79,100                                       2,564,422
                                                                                            --------------------
                                                                                           7,636,474
                                                                                            --------------------
Multimedia (1.25%)
Viacom Inc (a)                                           87,400                                       3,132,416
                                                                                            --------------------


Networking Products (2.21%)
Juniper Networks Inc (a)                                346,200                                       5,535,738
                                                                                            --------------------

Oil - Field Services (1.07%)
Schlumberger Ltd                                         41,100                                       2,676,021
                                                                                            --------------------

Oil & Gas Drilling (1.15%)
Transocean Inc (a)                                       35,800                                       2,875,456
                                                                                            --------------------

Pharmacy Services (2.73%)
Caremark Rx Inc                                          94,100                                       4,692,767
Medco Health Solutions Inc (a)                           37,300                                       2,136,544
                                                                                            --------------------
                                                                                           6,829,311
                                                                                            --------------------
Retail - Discount (3.31%)
Target Corp                                              51,800                                       2,531,466
Wal-Mart Stores Inc                                     119,100                                       5,737,047
                                                                                            --------------------
                                                                                           8,268,513
                                                                                            --------------------
Retail - Drug Store (2.26%)
Walgreen Co                                             125,700                                       5,636,388
                                                                                            --------------------

Retail - Regional Department Store (2.44%)
Kohl's Corp (a)(b)                                      103,100                                       6,095,272
                                                                                            --------------------

Semiconductor Component - Integrated Circuits (6.15%)
Analog Devices Inc                                      177,300                                       5,698,422
Marvell Technology Group Ltd (a)                         94,800                                       4,202,484
Maxim Integrated Products Inc                           170,800                                       5,484,388
                                                                                            --------------------
                                                                                          15,385,294
                                                                                            --------------------
Semiconductor Equipment (1.77%)
Applied Materials Inc (b)                               272,100                                       4,429,788
                                                                                            --------------------

Telecommunication Equipment - Fiber Optics (1.46%)
Corning Inc (a)                                         150,400                                       3,638,176
                                                                                            --------------------

Therapeutics (1.50%)
Gilead Sciences Inc (a)                                  63,500                                       3,756,660
                                                                                            --------------------

Web Portals (5.19%)
Google Inc (a)                                           14,000                                       5,870,620
Yahoo! Inc (a)(b)                                       215,500                                       7,111,500
                                                                                            --------------------
                                                                                          12,982,120
                                                                                            --------------------
Wireless Equipment (4.27%)
American Tower Corp (a)                                 244,400                                       7,605,728
Telefonaktiebolaget LM Ericsson ADR (b)                  92,900                                       3,069,416
                                                                                            --------------------
                                                                                          10,675,144
                                                                                            --------------------
TOTAL COMMON STOCKS                                                                      $          247,812,997
                                                                                            --------------------
                                                      Principal
                                                       Amount                                        Value
                                                      ---------- -------------------------- --------------------
MONEY MARKET FUNDS (17.83%)
BNY Institutional Cash Reserve Fund (c)               44,577,000                                     44,577,000
                                                                                            --------------------
TOTAL MONEY MARKET FUNDS                                                                 $           44,577,000
                                                                                            --------------------
Total Investments                                                                        $          292,389,997
Liabilities in Excess of Other Assets, Net - (16.95)%                                              (42,371,037)
                                                                                            --------------------
TOTAL NET ASSETS - 100.00%                                                               $          250,018,960
                                                                                            ====================
                                                                                            --------------------

                                                                                            ====================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                           $           28,945,253

Unrealized Depreciation                                     (13,062,952)
                                                     --------------------
Net Unrealized Appreciation (Depreciation)                    15,882,301
Cost for federal income tax purposes                         276,507,696


Portfolio Summary (unaudited)
---------------------------------------------------- --------------------
Sector                                                           Percent
---------------------------------------------------- --------------------
Financial                                                         27.71%
Technology                                                        23.23%
Communications                                                    19.46%
Consumer, Non-cyclical                                            19.17%
Consumer, Cyclical                                                14.32%
Industrial                                                         9.88%
Energy                                                             2.22%
Basic Materials                                                    0.96%
Liabilities in Excess of Other Assets, Net                     (-16.95%)
                                                     --------------------
TOTAL NET ASSETS                                                 100.00%
                                                     ====================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Equity Income Account
                                                          Shares
                                                           Held                                       Value
                                                        ---------- -------------------------- --------------------
COMMON STOCKS (79.65%)
Advertising Services (0.07%)
PagesJaunes Groupe SA                                      2,874                          $               90,218
                                                                                              --------------------

Aerospace & Defense Equipment (0.47%)
United Technologies Corp                                    9,400                                         596,148
                                                                                              --------------------

Appliances (0.45%)
Whirlpool Corp (a)                                          6,900                                         570,285
                                                                                              --------------------

Applications Software (0.37%)
Microsoft Corp                                             20,000                                         466,000
                                                                                              --------------------

Auto - Car & Light Trucks (0.16%)
Bayerische Motoren Werke AG                                 2,352                                         117,409
Fiat SpA                                                    6,109                                          81,316
                                                                                              --------------------
                                                                                               198,725
                                                                                              --------------------
Auto/Truck Parts & Equipment - Original (0.09%)
GKN PLC                                                    22,557                                         114,001
                                                                                              --------------------

Beverages - Non-alcoholic (0.73%)
Coca-Cola Co/The                                           16,000                                         688,320
PepsiCo Inc                                                 3,900                                         234,156
                                                                                              --------------------
                                                                                               922,476
                                                                                              --------------------
Beverages - Wine & Spirits (0.07%)
C&C Group PLC                                               9,486                                          82,358
                                                                                              --------------------

Building - Heavy Construction (0.28%)
NCC AB                                                      4,597                                         111,041
Severfield-Rowen PLC                                        7,039                                         164,560
Veidekke ASA                                                2,350                                          78,175
                                                                                              --------------------
                                                                                               353,776
                                                                                              --------------------
Building - Residential & Commercial (0.12%)
Hyundai Development Co                                        950                                          41,056
Kaufman & Broad SA                                          1,908                                         103,931
                                                                                              --------------------
                                                                                               144,987
                                                                                              --------------------
Building & Construction - Miscellaneous (0.04%)
AM NV (b)(c)                                               10,366                                          55,006
                                                                                              --------------------

Building & Construction Products - Miscellaneous (0.18%
CSR Ltd                                                    35,606                                          88,619
Fletcher Building Ltd                                      24,720                                         138,009
                                                                                              --------------------
                                                                                               226,628
                                                                                              --------------------
Building Products - Cement & Aggregate (0.13%)
Semapa-Sociedade de Investimento e Gestao                  15,353                                         161,958
                                                                                              --------------------

Cellular Telecommunications (0.23%)
China Mobile Ltd                                           31,000                                         177,211
LG Telecom Ltd (c)                                          8,700                                         113,714
                                                                                              --------------------
                                                                                               290,925
                                                                                              --------------------

Circuit Boards (0.08%)
Elec & Eltek International Co Ltd                          47,098                                         100,790
                                                                                              --------------------

Commercial Banks (4.63%)
Alpha Bank AE                                               4,597                                         114,503
AmSouth Bancorp                                            31,700                                         838,465
Australia & New Zealand Banking Group Ltd                   7,952                                         157,092
Banca Popolare di Verona e Novara Scrl                      3,065                                          82,105
Banco Santander Central Hispano SA                         24,102                                         351,944
Bank of East Asia Ltd                                      44,000                                         180,997
Barclays PLC                                               31,009                                         352,434
BNP Paribas                                                 4,212                                         403,120
Colonial BancGroup Inc/The                                 25,500                                         654,840
Commonwealth Bank of Australia                              7,538                                         248,711
Credit Agricole SA                                          3,119                                         118,647
Daegu Bank                                                  5,320                                          95,330
Deutsche Bank AG                                            1,643                                         184,789
DNB NOR ASA                                                27,200                                         337,672
Fortis                                                      5,442                                         185,234
HBOS PLC                                                    4,784                                          83,174
HSBC Holdings PLC                                          27,232                                         479,243
Liechtenstein Landesbank                                       90                                          69,980
Lloyds TSB Group PLC                                       22,718                                         223,117
Royal Bank of Canada                                        4,400                                         179,308
Sanpaolo IMI SpA                                           13,441                                         237,688
Societe Generale                                            1,600                                         235,273
                                                                                              --------------------
                                                                                             5,813,666
                                                                                              --------------------
Computers (0.74%)
Hewlett-Packard Co                                         29,300                                         928,224
                                                                                              --------------------

Computers - Peripheral Equipment (0.14%)
GES International Ltd                                     267,000                                         173,908
                                                                                              --------------------

Containers - Paper & Plastic (0.06%)
British Polythene Industries                                6,763                                          74,614
                                                                                              --------------------

Distribution & Wholesale (0.39%)
Genuine Parts Co                                           11,800                                         491,588
                                                                                              --------------------

Diversified Financial Services (0.19%)
Acta Holding ASA                                           52,000                                         165,461
Guoco Group Ltd                                             6,000                                          70,993
                                                                                              --------------------
                                                                                               236,454
                                                                                              --------------------
Diversified Manufacturing Operations (1.15%)
Eaton Corp                                                  8,470                                         638,638
Honeywell International Inc                                14,600                                         588,380
Senior PLC                                                118,238                                         124,652
Wartsila Oyj                                                2,100                                          88,611
                                                                                              --------------------
                                                                                             1,440,281
                                                                                              --------------------
Diversified Minerals (0.27%)
Anglo American PLC                                          4,410                                         180,994
BHP Billiton Ltd                                            4,424                                          95,317
Independence Group NL                                      32,900                                          66,485
                                                                                              --------------------
                                                                                               342,796
                                                                                              --------------------
Electric - Distribution (0.15%)
National Grid PLC                                          17,500                                         189,348
                                                                                              --------------------


Electric - Integrated (2.35%)
E.ON AG                                                     1,988                                         228,777
Endesa SA                                                   6,316                                         219,587
Enel SpA                                                   18,000                                         155,127
FirstEnergy Corp                                           14,700                                         796,887
International Power PLC                                    28,411                                         149,498
PPL Corp                                                   17,660                                         570,418
Scottish & Southern Energy PLC                              8,094                                         172,458
TXU Corp                                                   10,900                                         651,711
                                                                                              --------------------
                                                                                             2,944,463
                                                                                              --------------------
Electric Products - Miscellaneous (0.40%)
Emerson Electric Co                                         6,000                                         502,860
                                                                                              --------------------

Electronic Measurement Instruments (0.13%)
Sartorius AG                                                4,227                                         165,065
                                                                                              --------------------

Engineering - Research & Development Services (0.07%)
ABB Ltd                                                     6,871                                          89,183
                                                                                              --------------------

Fiduciary Banks (0.51%)
Wilmington Trust Corp                                      15,300                                         645,354
                                                                                              --------------------

Finance - Commercial (0.46%)
CIT Group Inc                                              11,100                                         580,419
                                                                                              --------------------

Finance - Investment Banker & Broker (4.75%)
Citigroup Inc                                              29,302                                       1,413,528
Credit Suisse Group                                         6,042                                         337,366
D Carnegie AB                                               8,700                                         159,424
Goldman Sachs Group Inc                                     5,700                                         857,451
JPMorgan Chase & Co                                        42,280                                       1,775,760
Merrill Lynch & Co Inc                                     19,200                                       1,335,552
UBS AG                                                        723                                          79,087
                                                                                              --------------------
                                                                                             5,958,168
                                                                                              --------------------
Finance - Mortgage Loan/Banker (0.07%)
Paragon Group of Cos PLC                                    6,940                                          84,204
                                                                                              --------------------

Finance - Other Services (0.15%)
Hellenic Exchanges Holding SA (c)                          11,781                                         189,503
                                                                                              --------------------

Financial Guarantee Insurance (0.07%)
Euler Hermes SA                                               838                                          92,472
                                                                                              --------------------

Food - Miscellaneous/Diversified (0.74%)
General Mills Inc                                          10,600                                         547,596
Kellogg Co                                                  7,800                                         377,754
                                                                                              --------------------
                                                                                               925,350
                                                                                              --------------------
Home Decoration Products (0.66%)
Newell Rubbermaid Inc (a)                                  32,100                                         829,143
                                                                                              --------------------

Human Resources (0.03%)
USG People NV                                                 476                                          36,397
                                                                                              --------------------

Industrial Automation & Robots (0.52%)
Rockwell Automation Inc                                     9,000                                         648,090
                                                                                              --------------------


Investment Companies (0.50%)
American Capital Strategies Ltd                            18,800                                         629,424
                                                                                              --------------------

Investment Management & Advisory Services (0.13%)
Aberdeen Asset Management PLC                              21,244                                          60,019
Record Investments Ltd                                     11,363                                         104,260
                                                                                              --------------------
                                                                                               164,279
                                                                                              --------------------
Life & Health Insurance (0.97%)
AMP Ltd                                                    15,426                                         104,636
Lincoln National Corp                                      14,500                                         818,380
Protective Life Corp                                        6,300                                         293,706
                                                                                              --------------------
                                                                                             1,216,722
                                                                                              --------------------
Lottery Services (0.04%)
Intralot SA-Integrated Lottery Systems                      1,932                                          51,878
                                                                                              --------------------

Machinery - Construction & Mining (0.24%)
Wajax Income Fund                                           8,200                                         297,223
                                                                                              --------------------

Machinery - General Industry (0.07%)
MAN AG                                                      1,274                                          92,332
                                                                                              --------------------

Medical - Drugs (2.97%)
Abbott Laboratories                                        12,800                                         558,208
AstraZeneca PLC                                             2,074                                         125,168
CSL Ltd/Australia                                           1,212                                          48,399
GlaxoSmithKline PLC                                         4,488                                         125,425
Pfizer Inc                                                 88,100                                       2,067,707
Sanofi-Aventis                                              1,354                                         132,099
Wyeth                                                      15,200                                         675,032
                                                                                              --------------------
                                                                                             3,732,038
                                                                                              --------------------
Medical - Hospitals (0.11%)
Parkway Holdings Ltd                                       86,000                                         134,328
                                                                                              --------------------

Medical Products (0.31%)
Becton Dickinson & Co                                       6,300                                         385,119
                                                                                              --------------------

Metal - Aluminum (0.04%)
Aluminum of Greece S.A.I.C.                                 2,647                                          55,711
                                                                                              --------------------

Metal - Diversified (0.55%)
Freeport-McMoRan Copper & Gold Inc (a)                     11,100                                         615,051
Zinifex Ltd                                                 9,980                                          74,294
                                                                                              --------------------
                                                                                               689,345
                                                                                              --------------------
Metal Processors & Fabrication (0.03%)
Martinrea International Inc (c)                             4,666                                          31,677
                                                                                              --------------------

Miscellaneous Manufacturers (0.09%)
Fenner Plc                                                 32,343                                         118,893
                                                                                              --------------------

Mortgage Banks (0.17%)
Bradford & Bingley PLC                                     25,130                                         215,897
                                                                                              --------------------

Motion Pictures & Services (0.07%)
CJ Internet Corp                                            3,157                                          84,857
                                                                                              --------------------


Multi-line Insurance (2.27%)
Allstate Corp/The                                          11,500                                         629,395
Aviva PLC                                                  17,949                                         254,294
AXA SA - Rights (c)                                         7,314                                           6,172
AXA SA                                                      7,314                                         239,975
CNP Assurances                                                865                                          82,234
Hartford Financial Services Group Inc                      10,000                                         846,000
Helvetia Patria Holding                                       277                                          72,812
ING Groep NV                                                6,657                                         261,575
Metlife Inc                                                 9,000                                         460,890
                                                                                              --------------------
                                                                                             2,853,347

                                                                                              --------------------
Multimedia (0.36%)
McGraw-Hill Cos Inc/The                                     9,100                                         457,093
                                                                                              --------------------

Music (0.60%)
Warner Music Group Corp                                    25,500                                         751,740
                                                                                              --------------------

Office Supplies & Forms (0.35%)
Avery Dennison Corp                                         7,500                                         435,450
                                                                                              --------------------

Oil - Field Services (0.34%)
Peak Energy Services Trust                                 14,738                                         162,474
Trinidad Energy Services Income Trust                      16,362                                         261,298
                                                                                              --------------------
                                                                                               423,772
                                                                                              --------------------
Oil & Gas Drilling (0.60%)
Precision Drilling Trust (c)                                7,900                                         263,546
Rowan Cos Inc (a)                                          13,600                                         484,024
                                                                                              --------------------
                                                                                               747,570
                                                                                              --------------------
Oil Company - Integrated (7.83%)
BP PLC                                                         54                                             630
Chevron Corp                                               33,000                                       2,047,980
ConocoPhillips                                             16,900                                       1,107,457
ENI SpA                                                     6,435                                         189,494
Exxon Mobil Corp                                           66,304                                       4,067,750
Marathon Oil Corp                                          10,900                                         907,970
Occidental Petroleum Corp                                  12,880                                       1,320,844
PetroChina Co Ltd                                         169,150                                         180,758
                                                                                              --------------------
                                                                                             9,822,883
                                                                                              --------------------
Paper & Related Products (0.55%)
Temple-Inland Inc                                          16,000                                         685,920
                                                                                              --------------------

Pipelines (1.10%)
National Fuel Gas Co                                       24,500                                         860,930
Questar Corp                                                6,500                                         523,185
                                                                                              --------------------
                                                                                             1,384,115
                                                                                              --------------------
Power Converter & Supply Equipment (0.08%)
Schneider Electric SA                                         989                                         103,064
                                                                                              --------------------

Property & Casualty Insurance (0.63%)
Chaucer Holdings PLC                                       85,261                                          92,252
Chubb Corp                                                  9,408                                         469,459
Dongbu Insurance Co Ltd                                     2,110                                          52,933
QBE Insurance Group Ltd                                     5,081                                          77,386
Royal & Sun Alliance Insurance Group                       41,791                                         103,962
                                                                                              --------------------
                                                                                               795,992
                                                                                              --------------------
Property Trust (0.14%)
Centro Properties Group                                    14,485                                          71,995
Macquarie Leisure Trust Group                              27,716                                          51,479
Stockland                                                  10,647                                          55,529
                                                                                              --------------------
                                                                                               179,003
                                                                                              --------------------
Publicly Traded Investment Fund (3.61%)
iShares Cohen & Steers Realty Majors Index Fund (a)        54,138                                       4,533,516
                                                                                              --------------------

Quarrying (0.36%)
Vulcan Materials Co                                         5,800                                         452,400
                                                                                              --------------------

Real Estate Magagement & Services (0.06%)
Nexity                                                      1,287                                          74,745
                                                                                              --------------------

Real Estate Operator & Developer (0.32%)
FKP Property Group                                         34,099                                         133,002
New World Development Ltd                                  94,000                                         154,912
Peet & Co Ltd                                              39,735                                         119,560
                                                                                              --------------------
                                                                                               407,474
                                                                                              --------------------
Regional Banks (4.55%)
Bank of America Corp                                       62,700                                       3,015,870
PNC Financial Services Group Inc                           13,300                                         933,261
SunTrust Banks Inc                                          8,000                                         610,080
US Bancorp                                                 37,300                                       1,151,824
                                                                                              --------------------
                                                                                             5,711,035

                                                                                              --------------------
REITS - Apartments (3.59%)
Archstone-Smith Trust (a)                                  19,000                                         966,530
AvalonBay Communities Inc                                   8,000                                         884,960
Equity Residential                                         28,500                                       1,274,805
Mid-America Apartment Communities Inc                      10,700                                         596,525
United Dominion Realty Trust Inc                           27,800                                         778,678
                                                                                              --------------------
                                                                                             4,501,498
                                                                                              --------------------
REITS - Diversified (0.70%)
Vornado Realty Trust (a)                                    9,000                                         877,950
                                                                                              --------------------

REITS - Healthcare (0.55%)
Ventas Inc                                                 20,300                                         687,764
                                                                                              --------------------

REITS - Hotels (1.39%)
Equity Inns Inc                                            23,900                                         395,784
Host Hotels & Resorts Inc                                  34,300                                         750,141
Sunstone Hotel Investors Inc                               20,400                                         592,824
                                                                                              --------------------
                                                                                             1,738,749
                                                                                              --------------------
REITS - Mortgage (2.06%)
Arbor Realty Trust Inc                                     30,700                                         769,035
CapitalSource Inc (a)                                      23,000                                         539,580
Gramercy Capital Corp/New York                             49,200                                       1,274,280
                                                                                              --------------------
                                                                                             2,582,895
                                                                                              --------------------
REITS - Office Property (2.87%)
BioMed Realty Trust Inc                                    22,956                                         687,303
Boston Properties Inc                                      11,600                                       1,048,640
Equity Office Properties Trust                             17,100                                         624,321
Kilroy Realty Corp                                         10,800                                         780,300
SL Green Realty Corp                                        4,200                                         459,774
                                                                                              --------------------
                                                                                             3,600,338
                                                                                              --------------------
REITS - Regional Malls (1.56%)
Simon Property Group Inc                                   23,600                                       1,957,384
                                                                                              --------------------


REITS - Shopping Centers (2.12%)
Developers Diversified Realty Corp                         16,300                                         850,534
Kimco Realty Corp                                          25,000                                         912,250
Tanger Factory Outlet Centers Inc                          11,500                                         372,255
Weingarten Realty Investors                                13,700                                         524,436
                                                                                              --------------------
                                                                                             2,659,475
                                                                                              --------------------
REITS - Warehouse & Industrial (0.81%)
AMB Property Corp                                          12,400                                         626,820
EastGroup Properties Inc                                    8,300                                         387,444
                                                                                              --------------------
                                                                                             1,014,264
                                                                                              --------------------
Rental - Auto & Equipment (0.06%)
Ashtead Group PLC                                          22,610                                          70,151
                                                                                              --------------------

Retail - Apparel & Shoe (0.22%)
Just Group Ltd                                             95,949                                         243,795
Reitman's Canada Ltd                                        1,955                                          35,159
                                                                                              --------------------
                                                                                               278,954
                                                                                              --------------------
Retail - Automobile (0.07%)
Lookers Plc                                                 6,244                                          90,310
                                                                                              --------------------

Retail - Building Products (0.35%)
Home Depot Inc                                             12,200                                         436,638
                                                                                              --------------------

Retail - Catalog Shopping (0.03%)
N Brown Group PLC                                           8,404                                          33,264
                                                                                              --------------------

Retail - Major Department Store (0.68%)
JC Penney Co Inc                                           12,600                                         850,626
                                                                                              --------------------

Retail - Restaurants (0.81%)
McDonald's Corp                                            30,445                                       1,022,952
                                                                                              --------------------

Semiconductor Component - Integrated Circuits (0.04%)
CSR PLC (c)                                                 2,415                                          56,280
                                                                                              --------------------

Semiconductor Equipment (0.07%)
ASM Pacific Technology (a)                                 17,000                                          82,844
                                                                                              --------------------

Shipbuilding (0.17%)
Aker Yards AS                                               2,962                                         208,491
                                                                                              --------------------

Steel - Producers (0.56%)
Angang New Steel Co Ltd (a)                               162,000                                         153,302
Boehler-Uddeholm AG                                         3,376                                         184,541
Rautaruukki OYJ                                             5,300                                         160,070
Russel Metals                                               7,100                                         165,354
Tubos Reunidos SA                                           2,552                                          39,060
                                                                                              --------------------
                                                                                               702,327
                                                                                              --------------------
Telecommunication Services (0.11%)
Telenor ASA                                                10,900                                         131,814
                                                                                              --------------------

Telephone - Integrated (3.17%)
AT&T Inc (a)                                               65,606                                       1,829,751
BellSouth Corp                                             35,800                                       1,295,960
Citizens Communications Co (a)                             65,340                                         852,687
                                                                                              --------------------
                                                                                             3,978,398

                                                                                              --------------------

Tobacco (3.48%)
Altria Group Inc                                           27,212                                       1,998,177
British American Tobacco PLC                               11,520                                         290,413
Loews Corp - Carolina Group (a)                             8,200                                         421,234
Reynolds American Inc (a)                                  14,390                                       1,659,167
                                                                                              --------------------
                                                                                             4,368,991
                                                                                              --------------------
Tools - Hand Held (0.51%)
Black & Decker Corp                                         7,600                                         641,896
                                                                                              --------------------

Transport - Marine (0.39%)
General Maritime Corp (a)                                   9,296                                         343,580
Horizon North Logistics Inc (b)(c)                          1,698                                           3,664
Orient Overseas International Ltd                             400                                           1,450
Smit Internationale NV                                      1,990                                         139,949
                                                                                              --------------------
                                                                                               488,643
                                                                                              --------------------
Transport - Rail (0.89%)
Burlington Northern Santa Fe Corp                           6,700                                         530,975
Norfolk Southern Corp                                      11,100                                         590,742
                                                                                              --------------------
                                                                                             1,121,717
                                                                                              --------------------
Trucking & Leasing (0.12%)
Mullen Group Income Fund                                    5,900                                         153,323
                                                                                              --------------------

Water (0.13%)
AWG PLC                                                     7,593                                         168,384
                                                                                              --------------------
TOTAL COMMON STOCKS                                                                        $           99,980,993
                                                                                              --------------------
PREFERRED STOCKS (17.01%)
Building - Residential & Commercial (0.09%)
Pulte Homes Inc (a)(c)                                      4,400                                         109,560
                                                                                              --------------------

Cellular Telecommunications (0.14%)
US Cellular Corp                                            6,800                                         177,140
                                                                                              --------------------

Commercial Banks (1.38%)
ASBC Capital I                                              4,600                                         116,748
BancorpSouth Capital Trust I                                6,600                                         165,858
Banknorth Capital Trust II                                  7,100                                         179,417
Chittenden Capital Trust I                                  2,000                                          51,260
Cobank ACB (d)                                             14,900                                         754,700
Compass Capital III                                         1,500                                          37,200
Royal Bank of Scotland Group PLC - Series N                10,500                                         248,325
Zions Capital Trust B                                       7,200                                         186,336
                                                                                              --------------------
                                                                                             1,739,844
                                                                                              --------------------
Diversified Financial Services (0.54%)
Citigroup Capital VII                                       4,700                                         117,782
Citigroup Capital X                                         2,000                                          45,320
Citigroup Capital XI                                       15,000                                         333,750
General Electric Capital Corp  4.500%                       3,200                                          72,992
General Electric Capital Corp  5.875%                         200                                           4,526
General Electric Capital Corp  6.625%                       4,500                                         110,970
                                                                                              --------------------
                                                                                               685,340
                                                                                              --------------------
Electric - Integrated (1.12%)
Alabama Power Co Series II                                 29,700                                         674,190
Consolidated Edison Co of New York                          3,044                                          76,130
Dte Energy Trust I                                          3,360                                          85,142
Energy East Capital Trust I                                 7,315                                         185,582

Entergy Louisiana LLC                                      15,320                                         383,000
                                                                                              --------------------
                                                                                             1,404,044
                                                                                              --------------------
Fiduciary Banks (0.25%)
BNY Capital V                                              13,700                                         309,346
                                                                                              --------------------

Finance - Consumer Loans (0.64%)
HSBC Finance Corp  6.000%                                  19,400                                         428,934
HSBC Finance Corp  6.360%                                  10,500                                         257,775
SLM Corp                                                    5,400                                         117,072
                                                                                              --------------------
                                                                                               803,781
                                                                                              --------------------
Finance - Credit Card (0.18%)
Capital One Capital II (c)                                  8,900                                         225,437
                                                                                              --------------------

Finance - Investment Banker & Broker (1.45%)
JP Morgan Chase Capital X                                   5,200                                         129,220
JP Morgan Chase Capital XI                                 13,000                                         280,930
Lehman Brothers Holdings Capital Trust III                  5,000                                         115,500
Lehman Brothers Holdings Capital Trust IV                   5,000                                         116,250
Lehman Brothers Holdings Capital Trust V                    7,900                                         173,800
Merrill Lynch Preferred Capital Trust I                     5,200                                         132,340
Merrill Lynch Preferred Capital Trust IV                    7,300                                         183,303
Morgan Stanley Capital Trust VI                            17,400                                         414,816
St Paul Capital Trust I                                    10,800                                         273,672
                                                                                              --------------------
                                                                                             1,819,831
                                                                                              --------------------
Finance - Mortgage Loan/Banker (0.27%)
Countrywide Financial Corp                                 14,200                                         334,694
                                                                                              --------------------

Finance - Other Services (0.48%)
ABN AMRO Capital Funding Trust V                            7,700                                         167,552
ABN AMRO Capital Funding Trust VII                          6,400                                         144,896
National Rural Utilities Cooperative Finance Corp  5.95     8,100                                         176,742
National Rural Utilities Cooperative Finance Corp  7.40     4,500                                         113,670
                                                                                              --------------------
                                                                                               602,860
                                                                                              --------------------
Financial Guarantee Insurance (0.08%)
AMBAC Financial Group Inc  5.950%                           4,400                                          95,744
                                                                                              --------------------

Life & Health Insurance (0.25%)
Delphi Financial Group                                      4,200                                         107,856
Hartford Life Capital II                                    8,000                                         203,280
                                                                                              --------------------
                                                                                               311,136
                                                                                              --------------------
Money Center Banks (0.04%)
JPMChase Capital XVI                                        2,000                                          46,380
                                                                                              --------------------

Mortgage Banks (0.39%)
Abbey National PLC  7.375%; Series B                       15,700                                         410,712
Abbey National PLC  7.375%                                  3,100                                          79,360
                                                                                              --------------------
                                                                                               490,072

                                                                                              --------------------
Multi-line Insurance (1.86%)
ACE Ltd                                                     5,900                                         152,515
Aegon NV                                                   23,000                                         539,120
Hartford Capital III                                       12,500                                         311,625
ING Groep NV 7.05%                                         14,800                                         373,404
ING Groep NV 7.20%                                          4,200                                         107,142
Metlife Inc  6.500%                                        10,500                                         258,615
XL Capital Ltd  8.000%                                     23,365                                         592,303
                                                                                              --------------------
                                                                                             2,334,724
                                                                                              --------------------

Multimedia (0.29%)
Walt Disney Co                                             14,700                                         367,794
                                                                                              --------------------

Pipelines (0.40%)
Dominion CNG Capital Trust I                                8,300                                         210,488
TransCanada Pipelines Ltd                                  11,743                                         299,447
                                                                                              --------------------
                                                                                               509,935
                                                                                              --------------------
Property & Casualty Insurance (0.40%)
Arch Capital Group Ltd                                      4,300                                         109,392
Berkley W R Capital Trust                                  17,000                                         398,990
                                                                                              --------------------
                                                                                               508,382
                                                                                              --------------------
Regional Banks (2.07%)
BAC Capital Trust IV                                        2,000                                          43,580
BAC Capital Trust V                                        15,000                                         333,450
BAC Capital Trust VIII                                      4,800                                         106,224
Comerica Capital Trust I                                    8,500                                         212,585
Fleet Capital Trust VII                                     8,597                                         214,495
Keycorp Capital V                                           1,600                                          34,672
KeyCorp Capital VIII (c)                                   13,900                                         340,550
PNC Capital Trust D                                         2,700                                          59,670
SunTrust Capital IV                                        19,000                                         469,870
USB Capital IV                                              2,700                                          68,202
USB Capital V                                               5,000                                         125,400
USB Capital VI                                             13,000                                         274,560
Wachovia Corp                                              11,200                                         294,896
Wells Fargo Capital IX                                      1,300                                          27,508
                                                                                              --------------------
                                                                                             2,605,662
                                                                                              --------------------
Reinsurance (0.26%)
Partner Re Capital Trust I                                  9,500                                         238,925
PartnerRe Ltd - Series D                                    3,700                                          84,545
                                                                                              --------------------
                                                                                               323,470

                                                                                              --------------------
REITS - Diversified (0.46%)
Duke Realty Corp - Series L                                20,200                                         472,478
Vornado Realty Trust - Series H                             4,500                                         105,300
                                                                                              --------------------
                                                                                               577,778
                                                                                              --------------------
REITS - Office Property (0.43%)
Equity Office Properties Trust                              4,500                                         114,975
HRPT Properties Trust - Series B                            9,000                                         234,000
HRPT Properties Trust - Series C                            7,900                                         193,945
                                                                                              --------------------
                                                                                               542,920
                                                                                              --------------------
REITS - Shopping Centers (0.68%)
Federal Realty Investment Trust                             6,900                                         175,743
New Plan Excel Realty Trust - Series D                      9,400                                         463,537
Regency Centers Corp  6.70%                                 2,000                                          46,840
Regency Centers Corp  7.25%                                 6,523                                         163,687
                                                                                              --------------------
                                                                                               849,807
                                                                                              --------------------
REITS - Single Tenant (0.22%)
Realty Income Corp                                         10,800                                         273,780
                                                                                              --------------------

REITS - Storage (0.42%)
Public Storage Inc  6.450%; Series F                        2,600                                          58,370
Public Storage Inc  6.450%; Seriex X                        7,100                                         160,886
Public Storage Inc  6.750%; Series E                        8,000                                         187,120
Public Storage Inc  7.250%; Series I (c)                    2,400                                          59,520
Public Storage Inc  7.500%; Series T                        2,500                                          62,575
                                                                                              --------------------
                                                                                               528,471
                                                                                              --------------------

REITS - Warehouse & Industrial (0.24%)
AMB Property Corp; Series M                                 1,700                                          40,545
First Industrial Realty Trust Inc                           7,400                                         182,410
Prologis                                                    1,400                                          73,981
                                                                                              --------------------
                                                                                               296,936
                                                                                              --------------------
Special Purpose Entity (1.82%)
Corporate-Backed Trust Certificates - Series DCX            4,500                                         107,100
Corporate-Backed Trust Certificates - Series JPM            1,400                                          35,476
Corporate-Backed Trust Certificates - Series PRU            5,000                                         111,350
Corporate-Backed Trust Certificates - Series SO             2,300                                          59,087
Corporate-Backed Trust Certificates - Series WM             2,500                                          62,825
Corts Trust for Bellsouth Capital Funding                   4,600                                         115,000
CORTS Trust for Bellsouth Telecommunication                 7,000                                         170,590
CORTS Trust for Countrywide Capital Trust                   6,100                                         153,720
CORTS Trust for General Electric Capital (a)                4,000                                          92,200
CORTS Trust for IBM - Series III                              800                                          19,984
CORTS Trust for WR Berkley Corp                             2,400                                          60,504
Mississippi Power Capital Trust II                          6,400                                         159,424
PreferredPlus TR-CCR1                                      16,400                                         360,800
SATURNS - Series GS; 5.75%                                  1,500                                          31,965
SATURNS - Series GS4; 6.00%                                 8,100                                         177,390
SATURNS - Series GS6; 6.00%                                 6,400                                         139,968
SATURNS - Series VZ; 6.13%                                  4,000                                          87,240
Trust Certificates Series 2001-2                            2,700                                          66,825
Trust Certificates Series 2001-3                            5,300                                         126,988
Trust Certificates Series 2001-4                            5,900                                         141,600
                                                                                              --------------------
                                                                                             2,280,036
                                                                                              --------------------
Telephone - Integrated (0.16%)
AT&T Inc                                                    8,000                                         196,320
                                                                                              --------------------
TOTAL PREFERRED STOCKS                                                                     $           21,351,224
                                                                                              --------------------
                                                         Principal
                                                          Amount                                  Value
                                                        ---------- -------------------------- --------------------
BONDS (1.69%)
Electric - Integrated (0.63%)
Georgia Power Capital Trust VI
4.88%, 11/ 1/2042                                      $  800,000                             $          787,291
                                                                                              --------------------

Life & Health Insurance (0.19%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (d)                                      250,000                                         244,183
                                                                                              --------------------

Oil Company - Integrated (0.44%)
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                          525,000                                         550,111
                                                                                              --------------------

Pipelines (0.43%)
KN Capital Trust III
7.63%, 4/15/2028                                          650,000                                         544,079
                                                                                              --------------------
TOTAL BONDS                                                                                $            2,125,664
                                                                                              --------------------
SHORT TERM INVESTMENTS (2.48%)
Commercial Paper (2.48%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                        3,109,309                                       3,109,309
                                                                                              --------------------
TOTAL SHORT TERM INVESTMENTS                                                               $            3,109,309
                                                                                              --------------------

MONEY MARKET FUNDS (9.94%)
BNY Institutional Cash Reserve Fund (e)                 12,483,000                                     12,483,000
                                                                                              --------------------
TOTAL MONEY MARKET FUNDS                                                                   $           12,483,000
                                                                                              --------------------
Total Investments                                                                          $          139,050,190
Liabilities in Excess of Other Assets, Net - (10.77)%                                                (13,519,554)
                                                                                              --------------------
TOTAL NET ASSETS - 100.00%                                                                 $          125,530,636
                                                                                              ====================
                                                                                              --------------------

                                                                                              ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Market value is determined in accordance with procedures established in good faith by the Board of
    Directors.  At the end of the period, the value of these securities totaled $58,670 or 0.05% of net assets.

(c) Non-Income Producing Security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $998,883 or 0.80% of net assets.


(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                              $            8,214,548

Unrealized Depreciation                                         (2,714,321)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                        5,500,227
Cost for federal income tax purposes                            133,549,963


Portfolio Summary (unaudited)
------------------------------------------------- --------------------
Sector                                                        Percent
------------------------------------------------- --------------------
Financial                                                      63.64%
Energy                                                         11.14%
Consumer, Non-cyclical                                          8.84%
Industrial                                                      6.11%
Consumer, Cyclical                                              4.83%
Communications                                                  4.53%
Utilities                                                       4.38%
Funds                                                           3.61%
Basic Materials                                                 2.33%
Technology                                                      1.36%
Liabilities in Excess of Other Assets, Net                  (-10.77%)
                                                  --------------------
TOTAL NET ASSETS                                              100.00%
                                                  ====================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Equity Value Account
                                                            Shares
                                                             Held                              Value
                                                      ---------- ------------------- -----------------
COMMON STOCKS (95.20%)
Aerospace & Defense (0.67%)
Northrop Grumman Corp                                      520                   $            33,311
                                                                                     -----------------

Apparel Manufacturers (1.45%)
Liz Claiborne Inc                                           900                                33,354
VF Corp                                                     560                                38,035
                                                                                     -----------------
                                                                                    71,389
                                                                                     -----------------
Applications Software (1.69%)
Microsoft Corp                                            3,580                                83,414
                                                                                     -----------------

Auto/Truck Parts & Equipment - Original (0.17%)
Lear Corp (a)                                               380                                 8,440
                                                                                     -----------------

Beverages - Non-alcoholic (1.83%)
Coca-Cola Co/The                                          1,120                                48,182
Pepsi Bottling Group Inc                                  1,310                                42,117
                                                                                     -----------------
                                                                                    90,299
                                                                                     -----------------
Chemicals - Diversified (2.07%)
EI Du Pont de Nemours & Co                                1,010                                42,016
PPG Industries Inc                                          910                                60,060
                                                                                     -----------------
                                                                                   102,076
                                                                                     -----------------
Commercial Services - Finance (0.25%)
H&R Block Inc                                               510                                12,169
                                                                                     -----------------

Computer Services (0.46%)
Computer Sciences Corp (b)                                  470                                22,767
                                                                                     -----------------

Computers (3.02%)
Hewlett-Packard Co                                        2,600                                82,368
International Business Machines Corp                        870                                66,833
                                                                                     -----------------
                                                                                   149,201
                                                                                     -----------------
Data Processing & Management (0.69%)
Fiserv Inc (b)                                              750                                34,020
                                                                                     -----------------

Diversified Manufacturing Operations (4.52%)
Dover Corp                                                  690                                34,107
General Electric Co                                       1,710                                56,362
Ingersoll-Rand Co Ltd                                     1,030                                44,063
Parker Hannifin Corp                                        410                                31,816
Tyco International Ltd                                    2,060                                56,650
                                                                                     -----------------
                                                                                   222,998
                                                                                     -----------------
Electric - Integrated (2.89%)
Exelon Corp                                               1,410                                80,130
PPL Corp                                                  1,930                                62,339
                                                                                     -----------------
                                                                                   142,469
                                                                                     -----------------
Electronic Components - Semiconductors (0.75%)
Intel Corp                                                1,960                                37,142
                                                                                     -----------------


Enterprise Software & Services (0.69%)
Oracle Corp (b)                                           2,340                                33,907
                                                                                     -----------------

Fiduciary Banks (0.91%)
Bank of New York Co Inc/The                               1,400                                45,080
                                                                                     -----------------

Finance - Investment Banker & Broker (10.04%)
Citigroup Inc                                             4,730                               228,175
JPMorgan Chase & Co                                       2,880                               120,960
Merrill Lynch & Co Inc                                    1,020                                70,951
Morgan Stanley                                            1,190                                75,220
                                                                                     -----------------
                                                                                   495,306
                                                                                     -----------------
Finance - Mortgage Loan/Banker (2.66%)
Freddie Mac                                               2,300                               131,123
                                                                                     -----------------

Financial Guarantee Insurance (0.53%)
MGIC Investment Corp                                        400                                26,000
                                                                                     -----------------

Food - Miscellaneous/Diversified (1.38%)
Sara Lee Corp                                             1,480                                23,710
Unilever NV                                               1,960                                44,198
                                                                                     -----------------
                                                                                    67,908
                                                                                     -----------------
Food - Retail (1.03%)
Kroger Co/The                                             2,320                                50,715
                                                                                     -----------------

Forestry (1.12%)
Weyerhaeuser Co (a)                                         890                                55,402
                                                                                     -----------------

Gas - Distribution (0.62%)
NiSource Inc (a)                                          1,410                                30,794
                                                                                     -----------------

Home Decoration Products (0.66%)
Newell Rubbermaid Inc                                     1,270                                32,804
                                                                                     -----------------

Insurance Brokers (0.54%)
Marsh & McLennan Cos Inc                                    990                                26,621
                                                                                     -----------------

Life & Health Insurance (0.79%)
Torchmark Corp                                              640                                38,861
                                                                                     -----------------

Machinery - Farm (0.58%)
Deere & Co                                                  340                                28,387
                                                                                     -----------------

Medical - Drugs (5.18%)
Abbott Laboratories                                       1,670                                72,829
Merck & Co Inc                                              850                                30,965
Pfizer Inc                                                3,840                                90,125
Wyeth                                                     1,390                                61,730
                                                                                     -----------------
                                                                                   255,649
                                                                                     -----------------
Medical - Hospitals (0.52%)
HCA Inc (a)                                                 590                                25,458
                                                                                     -----------------

Medical Products (1.42%)
Johnson & Johnson                                         1,170                                70,106
                                                                                     -----------------


Multi-line Insurance (4.77%)
Allstate Corp/The                                         1,170                                64,034
American International Group Inc                          1,250                                73,813
Hartford Financial Services Group Inc                       680                                57,528
Loews Corp                                                1,130                                40,058
                                                                                     -----------------
                                                                                   235,433
                                                                                     -----------------
Multimedia (2.09%)
Time Warner Inc                                           4,670                                80,791
Viacom Inc (b)                                              620                                22,221
                                                                                     -----------------
                                                                                   103,012
                                                                                     -----------------
Netherlands (2.77%)
Royal Dutch Shell PLC ADR                                 2,040                               136,639
                                                                                     -----------------

Non-hazardous Waste Disposal (0.66%)
Waste Management Inc                                        910                                32,651
                                                                                     -----------------

Office Automation & Equipment (0.70%)
Xerox Corp (a)(b)                                         2,470                                34,358
                                                                                     -----------------

Oil Company - Exploration & Production (0.55%)
Anadarko Petroleum Corp                                     280                                13,353
Devon Energy Corp                                           230                                13,895
                                                                                     -----------------
                                                                                    27,248
                                                                                     -----------------
Oil Company - Integrated (9.43%)
Chevron Corp                                              2,290                               142,118
ConocoPhillips                                            1,540                               100,916
Exxon Mobil Corp                                          3,620                               222,087
                                                                                     -----------------
                                                                                   465,121
                                                                                     -----------------
Printing - Commercial (0.57%)
RR Donnelley & Sons Co (a)                                  880                                28,116
                                                                                     -----------------

Publicly Traded Investment Fund (1.26%)
SPDR Trust Series 1 (a)                                     490                                62,367
                                                                                     -----------------

Publishing - Newspapers (1.10%)
Gannett Co Inc (a)                                          970                                54,252
                                                                                     -----------------

Regional Banks (9.96%)
Bank of America Corp                                      3,520                               169,312
National City Corp                                          660                                23,885
PNC Financial Services Group Inc                            510                                35,787
US Bancorp                                                2,170                                67,010
Wachovia Corp                                             1,560                                84,365
Wells Fargo & Co                                          1,650                               110,682
                                                                                     -----------------
                                                                                   491,041
                                                                                     -----------------
Retail - Apparel & Shoe (0.53%)
Gap Inc/The                                               1,500                                26,100
                                                                                     -----------------

Retail - Building Products (0.54%)
Home Depot Inc                                              740                                26,485
                                                                                     -----------------

Retail - Discount (1.36%)
Dollar General Corp                                       1,790                                25,024
Wal-Mart Stores Inc                                         870                                41,908
                                                                                     -----------------
                                                                                    66,932
                                                                                     -----------------

Retail - Restaurants (1.10%)
McDonald's Corp                                           1,620                                54,432
                                                                                     -----------------

Savings & Loans - Thrifts (1.37%)
Washington Mutual Inc                                     1,480                                67,458
                                                                                     -----------------

Steel - Producers (0.44%)
Nucor Corp                                                  400                                21,700
                                                                                     -----------------

Telecommunication Equipment (0.28%)
Avaya Inc (a)(b)                                          1,210                                13,818
                                                                                     -----------------

Telephone - Integrated (5.10%)
AT&T Inc                                                  3,080                                85,901
BellSouth Corp                                            1,560                                56,472
Sprint Nextel Corp                                        2,090                                41,779
Verizon Communications Inc                                2,010                                67,315
                                                                                     -----------------
                                                                                   251,467
                                                                                     -----------------
Tobacco (1.49%)
Altria Group Inc                                          1,000                                73,430
                                                                                     -----------------
TOTAL COMMON STOCKS                                                               $         4,695,876
                                                                                     -----------------
                                                       Principal
                                                         Amount                             Value
                                                      ---------- ------------------- -----------------
MONEY MARKET FUNDS (5.76%)
BNY Institutional Cash Reserve Fund (c)                 284,000                               284,000
                                                                                     -----------------
TOTAL MONEY MARKET FUNDS                                                          $           284,000
                                                                                     -----------------
Total Investments                                                                 $         4,979,876
Liabilities in Excess of Other Assets, Net - (0.96)%                                         (47,567)
                                                                                     -----------------
TOTAL NET ASSETS - 100.00%                                                        $         4,932,309
                                                                                     =================
                                                                                     -----------------

                                                                                     =================

(a)      Security or a portion of the security was on loan at the end of the period.
(b)      Non-Income Producing Security
(c)      Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                              $           422,087
Unrealized Depreciation                                         (143,198)

                                                        -----------------
Net Unrealized Appreciation (Depreciation)                       278,889
Cost for federal income tax purposes                           4,700,987


Portfolio Summary (unaudited)
------------------------------------------------------- -----------------
Sector                                                           Percent
------------------------------------------------------- -----------------
Financial                                                         37.32%
Consumer, Non-cyclical                                            13.66%
Energy                                                            12.75%
Communications                                                     8.57%
Technology                                                         8.01%
Industrial                                                         6.43%
Consumer, Cyclical                                                 5.81%
Basic Materials                                                    3.63%
Utilities                                                          3.51%
Funds                                                              1.27%
Liabilities in Excess of Other Assets, Net                      (-0.96%)
                                                        -----------------
TOTAL NET ASSETS                                                 100.00%
                                                        =================

See accompanying notes.


Schedule of Investments
June 30, 2006 (unaudited)
Government & High Quality Bond Account
                                                                     Principal
                                                                       Amount                             Value
                                                                     ---------- ------------------- -----------------
BONDS (61.04%)
Asset Backed Securities (4.44%)
Chase Funding Loan Acquisition Trust
5.68%, 6/25/2034 (a)                                              $  1,719,125                   $         1,725,457
Chase Funding Mortgage Loan Asset-Backed
5.61%, 9/25/2033 (a)                                                   450,135                               451,381
5.55%, 12/25/2033 (a)                                                  906,474                               907,738
Countrywide Asset-Backed Certificates
5.70%, 3/25/2033 (a)                                                 1,023,981                             1,025,564
5.60%, 9/25/2033 (a)                                                 1,089,835                             1,090,477
Park Place Securities Inc
5.68%, 1/25/2033 (a)                                                 1,697,785                             1,699,733
Popular ABS Mortgage Pass-Through Trust
5.58%, 9/25/2035 (a)                                                 3,000,000                             3,001,740
Structured Asset Investment Loan Trust
5.64%, 11/25/2034 (a)                                                3,500,000                             3,502,849
                                                                                                    -----------------
                                                                                               13,404,939
                                                                                                    -----------------
Credit Card Asset Backed Securities (1.94%)
Chase Issuance Trust
5.22%, 2/15/2012 (a)                                                 5,875,000                             5,877,832
                                                                                                    -----------------

Federal & Federally Sponsored Credit (1.83%)
Federal Farm Credit Bank
2.63%, 9/17/2007                                                     3,000,000                             2,901,690
3.00%, 4/15/2008                                                     1,750,000                             1,677,055
3.75%, 1/15/2009                                                     1,000,000                               960,717
                                                                                                    -----------------
                                                                                                5,539,462
                                                                                                    -----------------
Finance - Mortgage Loan/Banker (32.00%)
Fannie Mae
5.25%, 8/ 1/2012                                                     8,950,000                             8,744,714
5.62%, 10/25/2018 (a)                                                1,065,777                             1,069,411
6.63%, 11/15/2030 (b)                                                  550,000                               622,821
5.52%, 4/25/2034 (a)                                                 5,898,586                             5,898,527
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                     3,250,000                             3,237,091
5.34%, 4/25/2012                                                     3,500,000                             3,453,019
5.41%, 5/25/2035 (a)                                                 2,247,196                             2,230,234
5.40%, 7/25/2035 (a)                                                 3,500,000                             3,501,291
5.47%, 9/25/2035 (a)                                                 3,500,000                             3,507,906
5.04%, 11/28/2035 (a)                                                4,000,000                             4,001,424
Fannie Mae Whole Loan
5.47%, 5/25/2035 (a)                                                 2,466,393                             2,469,279
Federal Home Loan Bank System
2.45%, 3/23/2007                                                     2,000,000                             1,956,852
2.63%, 5/15/2007                                                     7,000,000                             6,829,088
5.46%, 11/27/2015 (c)                                                2,568,657                             2,511,021
Freddie Mac
4.25%, 4/ 5/2007                                                     6,500,000                             6,437,840
4.13%, 7/12/2010                                                     3,200,000                             3,044,080
4.88%, 11/15/2013 (b)                                                3,200,000                             3,079,072
5.75%, 6/27/2016 (c)                                                 1,900,000                             1,900,025
4.50%, 7/15/2017                                                     4,800,000                             4,560,101
5.50%, 6/15/2018 (a)                                                 4,343,524                             4,355,929

Freddie Mac (continued)
5.40%, 4/15/2030 (a)                                                 5,353,582                             5,354,090
Ginnie Mae
1.85%, 10/16/2012 (a)                                                81,061,911                            4,292,796
5.079%, 7/16/2036 (c)(d)                                             1,300,000                             1,276,387
0.97%, 6/17/2045 (a)                                                 28,294,806                            1,586,461
0.472%, 11/16/2045 (c)(d)                                            3,400,000                               189,922
SLM Student Loan Trust
5.19%, 10/25/2016 (a)                                                5,875,000                             5,880,581
5.52%, 9/17/2018 (a)                                                 4,700,000                             4,720,064
                                                                                                    -----------------
                                                                                               96,710,026

                                                                                                    -----------------
Finance - Other Services (0.94%)
Private Export Funding Corp
3.38%, 2/15/2009 (e)                                                 3,000,000                             2,853,135
                                                                                                    -----------------

Home Equity - Other (5.36%)
ACE Securities Corp
5.66%, 11/25/2034 (a)                                                1,069,925                             1,070,748
5.53%, 9/25/2035 (a)                                                 2,200,000                             2,201,133
First NLC Trust
5.55%, 5/25/2035 (a)                                                 1,977,559                             1,978,477
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (a)                                                 4,750,000                             4,757,253
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)                                                 2,375,000                             2,378,498
Residential Asset Securities Corp
5.48%, 7/25/2035 (a)                                                 3,800,000                             3,802,512
                                                                                                    -----------------
                                                                                               16,188,621
                                                                                                    -----------------
Mortgage Backed Securities (14.53%)
Banc of America Commercial Mortgage Inc
4.73%, 7/10/2043 (a)                                                 2,500,000                             2,291,550
5.18%, 9/10/2047                                                       900,000                               870,789
CS First Boston Mortgage Securities Corp
0.53%, 11/15/2036 (a)(f)                                             11,259,190                              470,375
0.24%, 1/15/2037 (f)                                                 10,320,862                              254,781
GE Capital Commercial Mortgage Corp
5.51%, 11/10/2045                                                    3,500,000                             3,377,937
G-Force LLC
5.62%, 12/25/2039 (a)(f)                                             2,300,000                             2,306,380
Greenwich Capital Commercial Funding Corp
5.22%, 4/10/2037                                                     3,500,000                             3,338,458
Impac CMB Trust
5.63%, 4/25/2035 (a)                                                 2,059,530                             2,061,242
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (a)                                                2,075,000                             2,076,008
JP Morgan Chase Commercial Mortgage Securities
0.49%, 9/12/2037 (a)                                                 77,540,354                            1,153,878
JP Morgan Mortgage Trust
4.96%, 11/25/2035 (a)                                                2,250,000                             2,182,696
5.38%, 4/25/2036 (c)                                                 1,707,746                             1,686,672
LB-UBS Commercial Mortgage Trust
5.90%, 6/15/2038                                                     2,000,000                             2,011,562
0.95%, 7/15/2040 (a)                                                 87,108,000                            2,916,115
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039                                                     2,000,000                             1,979,404
0.77%, 5/12/2043                                                     39,023,794                            1,100,081
5.29%, 1/12/2044                                                     5,000,000                             4,855,710
Morgan Stanley Capital I
0.56%, 8/13/2042                                                     149,100,000                           2,961,573
Wachovia Bank Commercial Mortgage Trust
0.82%, 5/15/2044 (a)(f)                                              77,073,076                            2,141,090
5.46%, 12/15/2044 (a)                                                4,000,000                             3,890,312
                                                                                                    -----------------
                                                                                               43,926,613
                                                                                                    -----------------
TOTAL BONDS                                                                                      $       184,500,628
                                                                                                    -----------------
U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS (63.86%)
Federal Home Loan Mortgage Corporation (FHLMC) (20.59%)
4.50%, 7/ 1/2021 (g)                                                 1,025,000                               967,344
5.00%, 10/ 1/2025                                                    3,828,953                             3,623,469
4.50%, 7/ 1/2036 (g)                                                 1,775,000                             1,609,148
5.00%, 7/ 1/2036 (g)                                                 15,555,000                           14,524,481
5.50%, 7/ 1/2036 (g)                                                 9,560,000                             9,180,583
6.00%, 7/ 1/2036 (g)                                                 6,000,000                             5,906,250
6.00%, 1/ 1/2009                                                       133,085                               133,089
6.00%, 2/ 1/2009                                                        34,121                                34,118
6.00%, 7/ 1/2009                                                       193,470                               193,581
4.50%, 2/ 1/2010                                                       769,864                               742,430
4.50%, 7/ 1/2010                                                     1,859,048                             1,792,801
6.50%, 6/ 1/2017                                                       656,038                               663,977
6.00%, 7/ 1/2017                                                       371,379                               372,061
5.50%, 4/ 1/2018                                                       948,308                               932,078
6.50%, 6/ 1/2018                                                        46,365                                46,995
4.50%, 4/ 1/2019                                                     3,451,711                             3,264,780
6.50%, 8/ 1/2021                                                        54,553                                55,244
7.00%, 9/ 1/2023                                                        63,325                                64,922
6.00%, 12/ 1/2023                                                       87,509                                86,664
7.00%, 12/ 1/2023                                                       40,827                                41,919
7.00%, 1/ 1/2024                                                        39,195                                40,240
5.50%, 2/ 1/2024                                                        91,905                                88,722
5.50%, 3/ 1/2024                                                        53,147                                51,402
6.50%, 4/ 1/2024                                                        58,968                                59,564
6.00%, 8/ 1/2025                                                        54,430                                53,882
6.00%, 1/ 1/2026                                                        23,302                                23,067
6.50%, 4/ 1/2026                                                        49,075                                49,593
6.50%, 5/ 1/2026                                                       104,447                               105,540
7.00%, 9/ 1/2027                                                        50,647                                51,936
6.50%, 12/ 1/2027                                                       54,758                                55,344
6.50%, 1/ 1/2028                                                        37,170                                37,567
7.00%, 2/ 1/2028                                                        10,643                                10,913
6.50%, 3/ 1/2028                                                        42,979                                43,444
7.00%, 4/ 1/2028                                                       226,280                               231,962
7.00%, 5/ 1/2028                                                        35,379                                36,267
7.00%, 8/ 1/2028                                                        67,068                                68,753
6.50%, 9/ 1/2028                                                        90,106                                91,081
6.50%, 10/ 1/2028                                                      245,667                               248,326
6.50%, 11/ 1/2028                                                       60,607                                61,263
6.50%, 12/ 1/2028                                                      125,701                               127,061
7.50%, 10/ 1/2030                                                      134,466                               139,203
8.00%, 10/ 1/2030                                                      159,918                               168,688
7.50%, 2/ 1/2031                                                       134,368                               139,102
6.50%, 7/ 1/2031                                                       204,070                               206,058
6.50%, 8/ 1/2031                                                        64,855                                65,487
6.50%, 10/ 1/2031                                                       74,658                                75,385
7.00%, 10/ 1/2031                                                      119,212                               122,191
6.00%, 12/ 1/2031                                                      333,318                               329,611
6.50%, 12/ 1/2031                                                      276,636                               279,331
6.50%, 2/ 1/2032                                                       274,263                               276,935
6.50%, 5/ 1/2032                                                       573,798                               579,191
6.50%, 8/ 1/2032                                                     2,364,327                             2,386,551

5.00%, 12/ 1/2032                                                    1,621,836                             1,522,001
5.50%, 3/ 1/2033                                                     3,221,991                             3,108,345
5.00%, 6/ 1/2033                                                     5,714,813                             5,362,792
4.70%, 8/ 1/2035                                                     1,754,871                             1,699,166
                                                                                                    -----------------
                                                                                               62,231,898
                                                                                                    -----------------
Federal National Mortgage Association (FNMA) (20.61%)
5.00%, 7/ 1/2021 (g)                                                   725,000                               698,039
4.50%, 7/ 1/2036 (g)                                                 1,760,000                             1,594,451
5.00%, 7/ 1/2036 (g)                                                 6,500,000                             6,075,472
5.50%, 7/ 1/2036 (g)                                                 14,445,000                           13,871,707
6.00%, 7/ 1/2036 (g)                                                 7,955,000                             7,828,213
6.50%, 7/ 1/2036 (g)                                                   495,000                               497,475
6.00%, 2/ 1/2009                                                       115,523                               115,369
6.50%, 6/ 1/2016                                                       304,287                               308,675
6.00%, 8/ 1/2016                                                       454,080                               455,726
5.50%, 8/ 1/2017                                                       842,787                               828,838
6.50%, 8/ 1/2017                                                       536,980                               544,767
5.00%, 1/ 1/2018                                                     2,527,247                             2,439,557
5.50%, 1/ 1/2018                                                     1,589,828                             1,563,514
5.50%, 7/ 1/2019                                                       510,820                               501,826
5.50%, 8/ 1/2019                                                     1,335,536                             1,312,021
5.50%, 9/ 1/2019                                                       723,576                               710,836
5.50%, 10/ 1/2019                                                      273,891                               269,069
7.50%, 4/ 1/2022                                                        42,296                                43,808
6.00%, 6/ 1/2022                                                       380,647                               379,181
6.00%, 11/ 1/2023                                                       57,074                                56,481
6.50%, 11/ 1/2023                                                      112,020                               113,089
5.50%, 5/ 1/2024                                                       289,188                               279,605
6.50%, 5/ 1/2024                                                        97,050                                98,009
6.50%, 7/ 1/2025                                                        19,983                                20,186
6.50%, 8/ 1/2025                                                       110,718                               112,361
6.50%, 2/ 1/2026                                                        35,789                                36,160
6.00%, 3/ 1/2026                                                        11,061                                10,940
6.50%, 3/ 1/2026                                                        23,574                                23,818
6.50%, 5/ 1/2026                                                        48,571                                49,074
6.50%, 6/ 1/2026                                                        21,554                                21,778
7.00%, 1/ 1/2027                                                        23,851                                24,459
7.50%, 7/ 1/2027                                                        25,952                                26,946
7.00%, 11/ 1/2027                                                       20,989                                21,524
6.50%, 7/ 1/2028                                                        24,669                                24,922
6.50%, 9/ 1/2028                                                        26,489                                26,760
6.00%, 11/ 1/2028                                                      247,232                               244,545
7.00%, 10/ 1/2029                                                      215,059                               220,484
7.00%, 6/ 1/2030                                                        52,239                                53,551
8.00%, 6/ 1/2030                                                        19,524                                20,605
7.00%, 5/ 1/2031                                                       138,568                               141,978
7.50%, 5/ 1/2031                                                       197,975                               205,107
6.50%, 9/ 1/2031                                                       436,944                               440,929
6.00%, 12/ 1/2031                                                      255,675                               252,745
7.00%, 2/ 1/2032                                                       173,684                               177,930
7.00%, 4/ 1/2032                                                       421,994                               432,311
6.00%, 1/ 1/2033                                                       997,425                               985,406
5.50%, 9/ 1/2033                                                     10,226,101                            9,865,120
5.15%, 12/ 1/2033 (a)                                                1,648,042                             1,597,201
4.75%, 2/ 1/2035 (a)                                                 3,333,751                             3,235,365
4.74%, 4/ 1/2035 (a)                                                 2,747,445                             2,639,487
5.72%, 2/ 1/2036                                                       512,823                               506,766
5.80%, 6/ 1/2036 (c)                                                   300,000                               296,049
                                                                                                    -----------------
                                                                                               62,300,235
                                                                                                    -----------------

Government National Mortgage Association (GNMA) (4.40%)
5.00%, 9/15/2033                                                        73,524                                69,654
5.50%, 11/15/2033                                                      442,774                               429,712
5.00%, 7/ 1/2036 (g)                                                 3,950,000                             3,737,687
5.50%, 7/ 1/2036 (g)                                                 3,130,000                             3,033,164
7.00%, 1/15/2024                                                        18,598                                19,190
7.00%, 2/15/2027                                                        64,967                                67,109
7.00%, 12/15/2027                                                       56,483                                58,346
7.00%, 3/15/2028                                                       339,148                               349,904
7.00%, 5/15/2028                                                       157,415                               162,407
7.00%, 5/15/2031                                                        83,264                                85,926
7.00%, 9/15/2031                                                       282,406                               291,368
7.00%, 6/15/2032                                                       722,617                               745,437
6.00%, 5/20/2024                                                       183,481                               182,266
6.00%, 6/20/2024                                                       345,334                               343,048
6.00%, 11/20/2025                                                       63,200                                62,780
6.50%, 12/20/2025                                                       52,778                                53,363
6.50%, 1/20/2026                                                       104,417                               105,599
6.00%, 2/20/2026                                                        41,593                                41,315
6.50%, 2/20/2026                                                        89,937                                90,955
6.00%, 4/20/2026                                                        73,086                                72,597
6.00%, 5/20/2026                                                        33,515                                33,291
6.00%, 6/20/2026                                                        84,971                                84,403
6.00%, 7/20/2026                                                        21,864                                21,718
6.00%, 9/20/2026                                                        73,451                                72,926
6.00%, 3/20/2027                                                       154,240                               153,138
6.00%, 1/20/2028                                                        78,044                                77,459
6.00%, 3/20/2028                                                        30,908                                30,676
6.00%, 6/20/2028                                                       159,967                               158,766
6.00%, 7/20/2028                                                       111,690                               110,851
6.00%, 3/20/2029                                                       197,412                               195,937
6.00%, 7/20/2029                                                       218,539                               216,778
5.50%, 5/20/2035                                                     2,228,895                             2,152,388
                                                                                                    -----------------
                                                                                               13,310,158
                                                                                                    -----------------
U.S. Treasury (13.77%)
4.63%, 2/29/2008 (b)                                                 7,350,000                             7,283,100
4.13%, 8/15/2010 (b)                                                 11,000,000                           10,605,551
4.25%, 10/15/2010 (h)                                                5,850,000                             5,661,700
4.25%, 8/15/2014 (b)                                                 4,000,000                             3,767,032
4.13%, 5/15/2015 (h)                                                 4,500,000                             4,178,498
4.25%, 8/15/2015 (h)                                                 1,450,000                             1,356,713
6.88%, 8/15/2025 (b)                                                 5,500,000                             6,521,795
4.50%, 2/15/2036 (h)                                                 2,500,000                             2,241,603
                                                                                                    -----------------
                                                                                               41,615,992
                                                                                                    -----------------
U.S. Treasury Inflation-
Indexed Obligations (2.10%)
3.88%, 1/15/2009 (b)                                                 6,143,300                             6,363,113
                                                                                                    -----------------

U.S. Treasury Strip (2.39%)
0.00%, 11/15/2015 (i)                                                1,750,000                             1,081,959
0.00%, 5/15/2020 (b)(i)                                              10,500,000                            5,035,716
0.00%, 8/15/2025 (b)(e)(i)                                           3,000,000                             1,093,419
                                                                                                    -----------------
                                                                                                           7,211,094
                                                                                                    -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                            $       193,032,490
                                                                                                    -----------------
SHORT TERM INVESTMENTS (2.39%)
Commercial Paper (2.39%)
Investment in Joint Trading Account; Federal Home Loan Bank
4.90%, 7/ 3/2006                                                     7,223,263                             7,221,297
                                                                                                    -----------------
TOTAL SHORT TERM INVESTMENTS                                                                     $         7,221,297
                                                                                                    -----------------

MONEY MARKET FUNDS (13.46%)
BNY Institutional Cash Reserve Fund (j)                              40,671,000                           40,671,000
                                                                                                    -----------------
TOTAL MONEY MARKET FUNDS                                                                         $        40,671,000
                                                                                                    -----------------
Total Investments                                                                                $       425,425,415
Liabilities in Excess of Other Assets, Net - (40.75)%                                                  (123,165,520)
                                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                                       $       302,259,895
                                                                                                    =================
                                                                                                    -----------------

                                                                                                    =================

(a)   Variable Rate
(b)   Security or a portion of the security was on loan at the end of the period.
(c)   Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $7,860,076 or 2.60% of net assets.

(d)   Security purchased on a when-issued basis. See Notes to Financial Statements.
(e)   Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $458,809 or 0.15% of net assets.

(f)   Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $5,172,626 or
      1.71% of net assets.


(g)   Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(h)   Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $13,438,513 or 4.45% of net assets.

(i)   Non-Income Producing Security
(j)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $           309,645
Unrealized Depreciation                              (8,380,847)
                                                -----------------
Net Unrealized Appreciation (Depreciation)           (8,071,202)
Cost for federal income tax purposes                 433,496,617


                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                                                                 Unrealized
                                                                                                Notional       Appreciation/
Description                                                                                      Amount        (Depreciation)
------------------------------------------------- --------------------------------------------- ------------- -----------------
Pay monthly a fixed rate of 5.25% to Merrill Lynch and receive monthly a
floating rate based on 1-month                                                               $  5,000,000  $           200,154
LIBOR plus 39.5 basis points. Expires October 2012.


Pay monthly a fixed rate of 5.30% to Morgan Stanley and receive monthly a
floating rate based on 1-month                                                               $  4,000,000              146,677
LIBOR plus 40 basis points. Expires August 2012.



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                                 Unrealized
                                                                                                Notional       Appreciation/
Description                                                                                      Amount        (Depreciation)
-------------------------------------------------------- -------------------------------------- ------------- -----------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate                                                                      $  1,900,000  $           (4,729)
based on 1-month LIBOR with Morgan Stanley.  Expires November 2006.



                                          SCHEDULE OF FUTURES CONTRACTS
                                                                        Current                Unrealized
                                      Number       Original             Market               Appreciation/
                                        of
Type                                  Contracts      Value               Value               (Depreciation)
------------------------------------- -------- ----------------------------------------- -----------------
Buy:
U.S. 2 Year Note; September 2006            75       $15,264,844      $15,208,594         $(56,250)
Sell:
U.S. 10 Year Note; September 2006           94         9,855,063        9,856,782           (1,719)
U.S. 5 Year Note; September 2006            195       20,252,695       20,164,219            88,476

Portfolio Summary (unaudited)
------------------------------------------------------- -----------------
Sector                                                           Percent
------------------------------------------------------- -----------------
Mortgage Securities                                               74.19%
Government                                                        33.27%
Asset Backed Securities                                           18.89%
Financial                                                         14.40%
Liabilities in Excess of Other Assets, Net                     (-40.75%)
                                                        -----------------
TOTAL NET ASSETS                                                 100.00%
                                                        =================

Other Assets Summary (unaudited)
------------------------------------------- -----------------
Asset Type                                           Percent
------------------------------------------- -----------------
Futures                                               14.96%
Interest Rate Swaps                                    0.11%
Total Return Swaps                                     0.00%

  See accompanying notes.


Schedule of Investments
June 30, 2006 (unaudited)
Growth Account
                                                            Shares
                                                             Held                              Value
                                                           ---------- ------------------- -----------------
COMMON STOCKS (97.81%)
Advertising Sales (1.27%)
Lamar Advertising Co (a)(b)                                  28,000                   $         1,508,080
                                                                                          -----------------

Airlines (1.38%)
UAL Corp (a)(b)                                               53,000                             1,644,060
                                                                                          -----------------

Applications Software (2.06%)
Citrix Systems Inc (b)                                        61,000                             2,448,540
                                                                                          -----------------

Beverages - Non-alcoholic (6.88%)
Coca-Cola Co/The                                              67,000                             2,882,340
Hansen Natural Corp (a)(b)                                     6,300                             1,199,331
PepsiCo Inc                                                   68,200                             4,094,728
                                                                                          -----------------
                                                                                      8,176,399
                                                                                          -----------------
Canada (1.89%)
Inco Ltd (a)                                                  34,136                             2,249,562
                                                                                          -----------------

Casino Hotels (1.18%)
Las Vegas Sands Corp (b)                                      18,000                             1,401,480
                                                                                          -----------------

Casino Services (1.66%)
International Game Technology                                 52,000                             1,972,880
                                                                                          -----------------

Commercial Services (1.53%)
Alliance Data Systems Corp (a)(b)                             31,000                             1,823,420
                                                                                          -----------------

Computers (4.60%)
Apple Computer Inc (b)                                        36,922                             2,108,985
Hewlett-Packard Co                                           106,000                             3,358,080
                                                                                          -----------------
                                                                                      5,467,065
                                                                                          -----------------
Cosmetics & Toiletries (2.50%)
Colgate-Palmolive Co                                          49,600                             2,971,040
                                                                                          -----------------

Diversified Manufacturing Operations (2.12%)
Textron Inc                                                   27,300                             2,516,514
                                                                                          -----------------

Electric Products - Miscellaneous (1.83%)
Emerson Electric Co                                           26,000                             2,179,060
                                                                                          -----------------

Electronic Components - Semiconductors (4.15%)
Broadcom Corp (b)                                             60,700                             1,824,035
Microchip Technology Inc (a)                                  50,000                             1,677,500
Micron Technology Inc (b)                                     95,000                             1,430,700
                                                                                          -----------------
                                                                                      4,932,235

                                                                                          -----------------
Enterprise Software & Services (1.46%)
BEA Systems Inc (b)                                          133,000                             1,740,970
                                                                                          -----------------

Fiduciary Banks (1.51%)
State Street Corp                                             31,000                             1,800,790
                                                                                          -----------------


Finance - Commercial (3.30%)
CIT Group Inc                                                 75,000                             3,921,750
                                                                                          -----------------

Finance - Investment Banker & Broker (8.27%)
Charles Schwab Corp/The                                      147,000                             2,349,060
Goldman Sachs Group Inc                                       24,900                             3,745,707
Morgan Stanley                                                59,000                             3,729,390
                                                                                          -----------------
                                                                                      9,824,157
                                                                                          -----------------
Finland (2.78%)
Nokia OYJ ADR                                                163,000                             3,302,380
                                                                                          -----------------

Germany (1.59%)
SAP AG ADR (a)                                                36,000                             1,890,720
                                                                                          -----------------

Home Decoration Products (1.00%)
Newell Rubbermaid Inc                                         46,000                             1,188,180
                                                                                          -----------------

Medical - Biomedical/Gene (2.03%)
Celgene Corp (a)(b)                                           50,800                             2,409,444
                                                                                          -----------------

Medical Laboratory & Testing Service (1.36%)
Quest Diagnostics Inc                                         27,000                             1,617,840
                                                                                          -----------------

Networking Products (1.45%)
Cisco Systems Inc (b)                                         88,000                             1,718,640
                                                                                          -----------------

Oil - Field Services (1.92%)
Weatherford International Ltd (b)                             46,000                             2,282,520
                                                                                          -----------------

Oil Company - Exploration & Production (3.28%)
Apache Corp                                                   29,300                             1,999,725
Devon Energy Corp                                             31,400                             1,896,874
                                                                                          -----------------
                                                                                      3,896,599
                                                                                          -----------------
Oil Company - Integrated (0.84%)
Marathon Oil Corp                                             12,000                               999,600
                                                                                          -----------------

Regional Banks (2.13%)
PNC Financial Services Group Inc                              36,000                             2,526,120
                                                                                          -----------------

Retail - Apparel & Shoe (4.25%)
Ltd Brands                                                    53,000                             1,356,270
Nordstrom Inc                                                 51,200                             1,868,800
Ross Stores Inc                                               65,000                             1,823,250
                                                                                          -----------------
                                                                                      5,048,320
                                                                                          -----------------
Retail - Drug Store (3.81%)
CVS Corp                                                     147,600                             4,531,320
                                                                                          -----------------

Retail - Office Supplies (1.90%)
Staples Inc                                                   92,750                             2,255,680
                                                                                          -----------------

Retail - Regional Department Store (3.12%)
Federated Department Stores Inc (a)                           48,000                             1,756,800
Kohl's Corp (a)(b)                                            33,000                             1,950,960
                                                                                          -----------------
                                                                                      3,707,760
                                                                                          -----------------

Retail - Restaurants (2.04%)
McDonald's Corp                                               72,100                             2,422,560
                                                                                          -----------------

Semiconductor Component - Integrated Circuits (1.20%)
Marvell Technology Group Ltd (b)                              32,200                             1,427,426
                                                                                          -----------------

Steel - Producers (1.64%)
Nucor Corp                                                    36,000                             1,953,000
                                                                                          -----------------

Steel - Specialty (1.67%)
Allegheny Technologies Inc                                    28,679                             1,985,734
                                                                                          -----------------

Telecommunication Equipment (1.91%)
Tellabs Inc (b)                                              171,000                             2,276,010
                                                                                          -----------------

Therapeutics (2.67%)
Gilead Sciences Inc (b)                                       53,600                             3,170,976
                                                                                          -----------------

Web Portals (4.48%)
Google Inc (b)                                                12,690                             5,321,298
                                                                                          -----------------

Wireless Equipment (3.15%)
Motorola Inc                                                 112,500                             2,266,875
Qualcomm Inc                                                  37,000                             1,482,590
                                                                                          -----------------
                                                                                      3,749,465
                                                                                          -----------------
TOTAL COMMON STOCKS                                                                    $       116,259,594
                                                                                          -----------------
                                                         Principal
                                                          Amount                             Value
                                                           ---------- ------------------- -----------------
SHORT TERM INVESTMENTS (1.58%)
Commercial Paper (1.58%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                           1,883,213                             1,883,213
                                                                                          -----------------
TOTAL SHORT TERM INVESTMENTS                                                           $         1,883,213
                                                                                          -----------------
MONEY MARKET FUNDS (8.86%)
BNY Institutional Cash Reserve Fund (c)                    10,527,000                           10,527,000
                                                                                          -----------------
TOTAL MONEY MARKET FUNDS                                                               $        10,527,000
                                                                                          -----------------
Total Investments                                                                      $       128,669,807
Liabilities in Excess of Other Assets, Net - (8.25)%                                           (9,810,847)
                                                                                          -----------------
TOTAL NET ASSETS - 100.00%                                                             $       118,858,960
                                                                                          =================
                                                                                          -----------------

                                                                                          =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                         $        16,416,489
Unrealized Depreciation                                 (2,003,754)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)               14,412,735
Cost for federal income tax purposes                    114,257,072


Portfolio Summary (unaudited)
-------------------------------------------------- -----------------
Sector                                                      Percent
-------------------------------------------------- -----------------
Financial                                                    25.64%
Consumer, Cyclical                                           20.34%
Consumer, Non-cyclical                                       16.97%
Technology                                                   15.06%
Communications                                               15.04%
Energy                                                        6.04%
Basic Materials                                               5.21%
Industrial                                                    3.95%
Liabilities in Excess of Other Assets, Net                 (-8.25%)
                                                   -----------------
TOTAL NET ASSETS                                            100.00%
                                                   =================

See accompanying notes.


Schedule of Investments
June 30, 2006 (unaudited)
International Emerging Markets Account
                                                               Shares
                                                                Held                                       Value
                                                         ---------- --------------------------- -------------------
COMMON STOCKS (95.21%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)                33,464                           $                 151
                                                                                                -------------------

Agricultural Operations (0.53%)
Astra Agro Lestari Tbk PT                                  271,010                                         190,172
Astral Foods Ltd                                            26,017                                         297,864
                                                                                                -------------------
                                                                                                488,036
                                                                                                -------------------
Airlines (0.26%)
Thai Airways International Public Limited (a)(b)           232,600                                         239,275
                                                                                                -------------------

Apparel Manufacturers (0.60%)
Youngone Corp                                              119,810                                         549,355
                                                                                                -------------------

Applications Software (0.39%)
Satyam Computer Services Ltd ADR (c)                        10,835                                         359,072
                                                                                                -------------------

Auto - Car & Light Trucks (1.49%)
Ford Otomotiv Sanayi AS                                     72,813                                         485,878
Hyundai Motor Co                                             5,318                                         451,809
Maruti Udyog Ltd                                            25,584                                         442,719
                                                                                                -------------------
                                                                                              1,380,406
                                                                                                -------------------
Auto - Medium & Heavy Duty Trucks (0.78%)
Mahindra & Mahindra Ltd                                     53,533                                         722,998
                                                                                                -------------------

Auto/Truck Parts & Equipment - Original (0.89%)
Halla Climate Control                                       44,770                                         466,718
Hyundai Mobis                                                4,238                                         358,713
                                                                                                -------------------
                                                                                                825,431

                                                                                                -------------------
Beverages - Non-alcoholic (0.09%)
Coca-Cola Icecek Uretim AS (a)                              19,082                                          87,091
                                                                                                -------------------

Brewery (0.49%)
Thai Beverage PCL (a)                                    2,677,000                                         448,607
                                                                                                -------------------

Building - Heavy Construction (0.40%)
YTL Corp Bhd                                               280,600                                         371,130
                                                                                                -------------------

Building - Residential & Commercial (0.27%)
Consorcio ARA SA de CV                                      59,900                                         247,822
                                                                                                -------------------

Building & Construction - Miscellaneous (0.26%)
Orascom Construction Industries                              7,953                                         242,363
                                                                                                -------------------

Building Products - Cement & Aggregate (2.71%)
Akcansa Cimento AS                                          20,211                                          79,521
Associated Cement Co Ltd                                    34,582                                         588,848
Cemex SA de CV (a)                                         251,997                                       1,443,312
Pretoria Portland Cement Co Ltd                              7,531                                         388,063
                                                                                                -------------------
                                                                                              2,499,744
                                                                                                -------------------

Cable TV (0.29%)
Vivax SA (a)                                                18,995                                         271,990
                                                                                                -------------------

Casino Hotels (0.89%)
Genting Bhd                                                126,950                                         818,809
                                                                                                -------------------

Cellular Telecommunications (6.96%)
America Movil SA de CV ADR                                  57,546                                       1,913,980
China Mobile Ltd                                           263,459                                       1,506,062
Digi.Com BHD (a)                                           105,143                                         311,895
Far EasTone Telecommunications Co Ltd                      360,500                                         403,067
LG Telecom Ltd (a)                                          54,196                                         708,370
SK Telecom Co Ltd                                            4,415                                         949,362
Vimpel-Communications ADR (a)                               14,010                                         641,938
                                                                                                -------------------
                                                                                              6,434,674
                                                                                                -------------------
Chemicals - Diversified (0.67%)
Nan Ya Plastics Corp                                       421,000                                         620,896
                                                                                                -------------------

Commercial Banks (10.39%)
Attijariwafa Bank                                            1,415                                         300,113
Banco do Brasil SA                                          43,468                                       1,003,625
Banco Macro Bansud SA ADR                                   10,416                                         212,070
BanColombia SA ADR                                          14,021                                         337,906
Bank Hapoalim BM                                            98,349                                         418,511
Bank of Communications Co Ltd (c)(d)                     1,043,000                                         678,145
Bank of the Philippine Islands                             443,534                                         417,425
Bank Rakyat Indonesia                                    1,825,500                                         808,005
HDFC Bank Ltd ADR (c)                                        6,931                                         378,086
Kookmin Bank                                                12,311                                       1,012,184
Nedbank Group Ltd                                           25,628                                         406,066
Pusan Bank                                                  41,233                                         525,898
Raiffeisen International Bank Holding AS                     5,739                                         498,265
Serbank RF (a)                                               5,298                                         903,309
Siam Commercial Bank Public (a)(b)                         157,300                                         237,053
Standard Bank Group Ltd                                     43,237                                         466,821
Taishin Financial Holdings Co Ltd                        1,623,000                                         995,044
                                                                                                -------------------
                                                                                              9,598,526
                                                                                                -------------------
Computers (1.80%)
High Tech Computer Corp                                     38,200                                       1,050,067
Wistron Corp                                               525,000                                         616,178
                                                                                                -------------------
                                                                                              1,666,245
                                                                                                -------------------
Computers  -Memory Devices (0.63%)
Quanta Storage Inc                                         346,450                                         581,037
                                                                                                -------------------

Diversified Financial Services (3.32%)
Cathay Financial Holding Co Ltd                            299,000                                         653,835
Hana Financial Group Inc                                    11,265                                         529,587
Korea Investment Holdings Co Ltd                            14,380                                         469,885
Shin Kong Financial Holding Co Ltd                         281,663                                         309,701
Shinhan Financial Group Co Ltd                              10,209                                         478,866
Woori Finance Holdings Co Ltd                               33,350                                         627,488
                                                                                                -------------------
                                                                                              3,069,362

                                                                                                -------------------
Diversified Minerals (1.02%)
Antofagasta PLC                                            121,555                                         940,322
                                                                                                -------------------

Diversified Operations (0.90%)
Grupo Carso SA de CV                                       228,200                                         529,680

GS Holdings Corp                                             9,520                                         299,036
                                                                                                -------------------
                                                                                                828,716
                                                                                                -------------------
Electric - Generation (1.40%)
CEZ                                                         13,012                                         438,369
Glow Energy PCL (b)                                        305,304                                         212,044
Ratchaburi Electricity Generating Holding PLC (a)(b)        73,692                                          67,116
Tractebel Energia SA                                        72,671                                         577,876
                                                                                                -------------------
                                                                                              1,295,405
                                                                                                -------------------
Electric - Integrated (0.65%)
Korea Electric Power Corp                                   16,256                                         602,296
                                                                                                -------------------

Electric Products - Miscellaneous (0.72%)
LG Electronics Inc                                          10,960                                         664,277
                                                                                                -------------------

Electronic Components - Miscellaneous (1.56%)
HON HAI Precision Industry Co Ltd                          233,350                                       1,441,455
                                                                                                -------------------

Electronic Components - Semiconductors (5.01%)
Hynix Semiconductor Inc (a)                                 22,213                                         719,985
MediaTek Inc                                                66,800                                         618,958
Samsung Electronics Co Ltd                                   5,174                                       3,288,629
                                                                                                -------------------
                                                                                              4,627,572
                                                                                                -------------------
Enterprise Software & Services (0.25%)
Totvs SA (a)                                                15,399                                         229,393
                                                                                                -------------------

Feminine Health Care Products (0.59%)
Hengan International Group Co Ltd                          336,104                                         547,408
                                                                                                -------------------

Finance - Consumer Loans (0.74%)
African Bank Investments Ltd                               173,314                                         680,206
                                                                                                -------------------

Finance - Credit Card (0.53%)
LG Card Co Ltd                                               9,920                                         490,929
                                                                                                -------------------

Food - Dairy Products (0.59%)
Wimm-Bill-Dann Foods OJSC ADR                               13,847                                         542,110
                                                                                                -------------------

Food - Miscellaneous/Diversified (0.82%)
Indofood Sukses Makmur Tbk PT                            2,033,553                                         193,191
Tiger Brands Ltd                                            12,704                                         255,621
Universal Robina Corp                                      908,200                                         307,705
                                                                                                -------------------
                                                                                                756,517
                                                                                                -------------------
Gold Mining (1.27%)
Gold Fields Ltd                                             40,030                                         909,294
Zijin Mining Group Co Ltd                                  536,000                                         267,414
                                                                                                -------------------
                                                                                              1,176,708
                                                                                                -------------------
Life & Health Insurance (1.27%)
Metropolitan Holdings Ltd                                  294,098                                         486,606
Sanlam Ltd                                                 337,372                                         685,932
                                                                                                -------------------
                                                                                              1,172,538
                                                                                                -------------------
Medical - Drugs (0.61%)
Dr Reddy's Laboratories Ltd ADR (c)                         20,323                                         562,947
                                                                                                -------------------

Medical - Generic Drugs (0.80%)
Teva Pharmaceutical Industries Ltd ADR                      23,414                                         739,648
                                                                                                -------------------

Metal - Aluminum (0.91%)
Aluminum Corp of China Ltd (c)                             640,000                                         473,799
Hindalco Industries Ltd (a)(d)                              96,571                                         368,119
                                                                                                -------------------
                                                                                                841,918
                                                                                                -------------------
Metal - Diversified (1.98%)
JSC MMC Norilsk Nickel - ADR (a)(b)                          7,100                                         305,300
Kumba Resources Ltd                                         29,824                                         535,278
MMC Norilsk Nickel ADR                                       7,647                                         986,463
                                                                                                -------------------
                                                                                              1,827,041
                                                                                                -------------------
Metal - Iron (0.88%)
Novolipetsk Steel (b)                                       37,027                                         814,594
                                                                                                -------------------

Metal Processors & Fabrication (1.19%)
Catcher Technology Co Ltd                                   65,761                                         696,668
Lupatech SA (a)                                             40,778                                         399,254
                                                                                                -------------------
                                                                                              1,095,922
                                                                                                -------------------
Multi-line Insurance (0.79%)
Porto Seguro SA (a)                                         42,447                                         725,674
                                                                                                -------------------

Multimedia (0.43%)
Naspers Ltd                                                 23,414                                         400,107
                                                                                                -------------------

Non-Ferrous Metals (0.81%)
Grupo Mexico SAB de CV                                     260,025                                         746,374
                                                                                                -------------------

Oil Company - Exploration & Production (2.96%)
Oao Gazprom (a)(b)(d)                                       11,453                                       1,224,039
Oao Gazprom (a)                                             29,164                                       1,246,761
PTT Public Company Limited (a)(b)                           44,815                                         265,449
                                                                                                -------------------
                                                                                              2,736,249
                                                                                                -------------------
Oil Company - Integrated (10.26%)
China Petroleum & Chemical Corp                          1,595,108                                         913,896
LUKOIL ADR (c)                                              29,178                                       2,436,363
MOL Hungarian Oil and Gas PLC                                5,755                                         591,028
PetroChina Co Ltd                                        1,873,990                                       2,002,590
Petroleo Brasileiro SA ADR                                  28,996                                       2,589,633
Sasol Ltd                                                   24,539                                         946,223
                                                                                                -------------------
                                                                                              9,479,733
                                                                                                -------------------
Oil Refining & Marketing (1.36%)
SK Corp                                                      7,230                                         464,878
Thai Oil Public (a)(b)                                     245,594                                         408,733
Tupras Turkiye Petrol Rafine                                22,921                                         382,378
                                                                                                -------------------
                                                                                              1,255,989
                                                                                                -------------------
Platinum (1.38%)
Impala Platinum Holdings Ltd                                 6,144                                       1,137,024
Northam Platinum Ltd                                        26,314                                         138,290
                                                                                                -------------------
                                                                                              1,275,314
                                                                                                -------------------
Power Converter & Supply Equipment (1.99%)
Bharat Heavy Electricals                                    12,951                                         548,378
Delta Electronics Inc                                      213,150                                         605,671
Harbin Power Equipment                                     578,000                                         688,361
                                                                                                -------------------
                                                                                              1,842,410
                                                                                                -------------------
Property & Casualty Insurance (1.13%)
Aksigorta AS                                                84,299                                         232,439
Dongbu Insurance Co Ltd                                     21,490                                         539,119

PICC Property & Casualty Co Ltd                            752,001                                         275,937
                                                                                                -------------------
                                                                                              1,047,495
                                                                                                -------------------
Real Estate Operator & Developer (0.61%)
Agile Property Holdings Ltd                                600,000                                         359,212
IRSA Inversiones y Representaciones SA (a)(c)               18,555                                         208,373
                                                                                                -------------------
                                                                                                567,585
                                                                                                -------------------
Reinsurance (0.00%)
Korean Reinsurance Co                                          209                                           2,348
                                                                                                -------------------

Rental - Auto & Equipment (0.44%)
Localiza Rent A CAR                                         21,500                                         407,301
                                                                                                -------------------

Retail - Apparel & Shoe (0.62%)
Edgars Consolidated Stores Ltd                              69,767                                         283,206
Lojas Renner SA                                              5,358                                         284,704
                                                                                                -------------------
                                                                                                567,910
                                                                                                -------------------
Retail - Home Furnishings (0.77%)
Ellerine Holdings Ltd                                       43,671                                         401,087
JD Group Ltd                                                33,580                                         312,551
                                                                                                -------------------
                                                                                                713,638
                                                                                                -------------------
Retail - Hypermarkets (0.44%)
Controladora Comercial Mexicana SA de CV                   238,256                                         405,689
                                                                                                -------------------

Retail - Major Department Store (0.94%)
Grupo Famsa SA (a)                                         189,755                                         378,244
Hyundai Department Store Co Ltd                              6,302                                         486,916
                                                                                                -------------------
                                                                                                865,160
                                                                                                -------------------
Semiconductor Component - Integrated Circuits (3.63%)
Advanced Semiconductor Engineering Inc                     535,000                                         528,770
Holtek Semiconductor Inc                                   325,000                                         607,298
Siliconware Precision Industries Co                        312,000                                         383,532
Taiwan Semiconductor Manufacturing Co Ltd                1,014,224                                       1,829,407
                                                                                                -------------------
                                                                                              3,349,007
                                                                                                -------------------
Soap & Cleaning Products (0.32%)
Hindustan Lever Ltd                                         58,516                                         291,118
                                                                                                -------------------

Steel - Producers (3.86%)
Angang New Steel Co Ltd (c)                                928,000                                         878,177
Cia Siderurgica Nacional SA ADR (c)                         14,800                                         476,560
Evraz Group SA (b)(d)                                       30,138                                         751,943
POSCO ADR                                                   15,892                                       1,063,175
Tenaris SA ADR                                               9,895                                         400,648
                                                                                                -------------------
                                                                                              3,570,503

                                                                                                -------------------
Tea (0.38%)
Tata Tea Ltd                                                20,973                                         348,897
                                                                                                -------------------

Telecommunication Equipment (0.66%)
Foxconn International Holdings Ltd (a)                     283,884                                         606,730
                                                                                                -------------------

Telecommunication Services (0.46%)
Telekomunikasi Indonesia Tbk PT                            539,500                                         428,082
                                                                                                -------------------

Telephone - Integrated (2.13%)
China Netcom Group Corp Hong Kong Ltd                      627,000                                       1,097,876

Telefonos de Mexico SA de CV ADR                            41,768                                         870,027
                                                                                                -------------------
                                                                                              1,967,903
                                                                                                -------------------
Transport - Marine (0.37%)
Hyundai Merchant Marine Co Ltd - Rights (a)(b)               6,340                                          28,068
STX Pan Ocean Co Ltd                                       769,000                                         316,091
                                                                                                -------------------
                                                                                                344,159
                                                                                                -------------------
Wire & Cable Products (0.67%)
LS Cable Ltd                                                17,520                                         618,658
                                                                                                -------------------
TOTAL COMMON STOCKS                                                                          $          87,964,975
                                                                                                -------------------
PREFERRED STOCKS (4.41%)
Airlines (0.62%)
Tam SA                                                      20,997                                         569,492
                                                                                                -------------------

Commercial Banks (0.68%)
Banco Bradesco SA                                           20,267                                         632,381
                                                                                                -------------------

Diversified Minerals (1.21%)
Cia Vale do Rio Doce                                        55,036                                       1,121,445
                                                                                                -------------------

Electric - Integrated (0.60%)
Cia Energetica de Minas Gerais                           12,900,000                                        549,558
                                                                                                -------------------

Investment Companies (0.01%)
Lereko Mobility Pty Ltd                                      2,003                                          11,094
                                                                                                -------------------

Steel - Producers (1.29%)
Gerdau SA                                                   41,249                                         613,708
Usinas Siderurgicas de Minas Gerais SA                      16,100                                         577,644
                                                                                                -------------------
                                                                                              1,191,352
                                                                                                -------------------
TOTAL PREFERRED STOCKS                                                                       $           4,075,322
                                                                                                -------------------
                                                          Principal
                                                            Amount                                      Value
                                                         ---------- --------------------------- -------------------
MONEY MARKET FUNDS (5.86%)
BNY Institutional Cash Reserve Fund (e)                  5,413,000                                       5,413,000
                                                                                                -------------------
TOTAL MONEY MARKET FUNDS                                                                     $           5,413,000
                                                                                                -------------------
Total Investments                                                                            $          97,453,297
Liabilities in Excess of Other Assets, Net - (5.48)%                                                   (5,059,097)
                                                                                                -------------------
TOTAL NET ASSETS - 100.00%                                                                   $          92,394,200
                                                                                                ===================
                                                                                                -------------------

                                                                                                ===================

(a) Non-Income Producing Security
(b) Market value is determined in accordance with procedures established in good faith by the Board of
    Directors.  At the end of the period, the value of these securities totaled $4,553,614 or 4.93% of net assets.

(c) Security or a portion of the security was on loan at the end of the period.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $3,022,246 or 3.27% of net assets.


(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                             $          15,408,610
Unrealized Depreciation                                       (4,473,648)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                     10,934,962
Cost for federal income tax purposes                           86,518,335


Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
Country                                                           Percent
------------------------------------------------------ -------------------
Korea, Republic Of                                                 18.09%
Taiwan, Province Of China                                          12.93%
Brazil                                                             11.94%
Russian Federation                                                 10.66%
South Africa                                                        9.46%
China                                                               7.34%
Mexico                                                              7.07%
United States                                                       5.86%
India                                                               4.99%
Hong Kong                                                           3.80%
Thailand                                                            2.03%
Indonesia                                                           1.75%
Malaysia                                                            1.63%
Turkey                                                              1.37%
Israel                                                              1.25%
United Kingdom                                                      1.02%
Philippines                                                         0.79%
Hungary                                                             0.64%
Austria                                                             0.54%
Czech Republic                                                      0.47%
Argentina                                                           0.46%
Luxembourg                                                          0.43%
Colombia                                                            0.37%
Morocco                                                             0.33%
Egypt                                                               0.26%
Liabilities in Excess of Other Assets, Net                       (-5.48%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================

  See accompanying notes.


Schedule of Investments
June 30, 2006 (unaudited)
International SmallCap Account
                                                                   Shares
                                                                    Held                                       Value
                                                             ---------- --------------------------- -------------------
COMMON STOCKS (97.47%)
Advertising Sales (0.32%)
Teleperformance                                                13,025                           $             520,953
                                                                                                    -------------------

Advertising Services (0.85%)
Publicis Groupe                                                 35,836                                       1,383,824
                                                                                                    -------------------

Agricultural Operations (0.06%)
Provimi SA                                                       2,937                                          97,265
                                                                                                    -------------------

Airlines (0.31%)
Deutsche Lufthansa AG                                           27,624                                         509,691
                                                                                                    -------------------

Apparel Manufacturers (1.15%)
Adolfo Dominguez                                                 1,424                                          76,474
Gerry Weber International AG                                     2,183                                          47,955
Gildan Activewear (a)                                           15,522                                         736,810
Handsome Co Ltd                                                 15,100                                         250,685
Mariella Burani SpA                                              5,662                                         142,261
Sanei-International Co Ltd                                       7,045                                         313,070
Valentino Fashion Group SpA                                     10,020                                         291,605
                                                                                                    -------------------
                                                                                                  1,858,860
                                                                                                    -------------------
Appliances (0.04%)
Schulthess Group                                                   146                                          69,722
                                                                                                    -------------------

Applications Software (0.56%)
Sage Group PLC                                                 213,494                                         912,148
                                                                                                    -------------------

Audio & Video Products (0.33%)
Canon Electronics Inc                                           10,958                                         381,515
D&M Holdings Inc                                                47,030                                         148,518
                                                                                                    -------------------
                                                                                                    530,033
                                                                                                    -------------------
Auto/Truck Parts & Equipment - Original (1.06%)
Brembo SpA                                                      19,752                                         196,366
Futaba Industrial Co Ltd (b)                                    20,928                                         483,313
Haldex AB                                                        8,330                                         179,240
Mikuni Corp                                                     11,550                                          54,055
Mitsuba Corp (b)                                                10,572                                         114,307
Nippon Seiki Co Ltd                                             12,725                                         252,129
Nissin Kogyo Co Ltd                                             23,879                                         440,753
                                                                                                    -------------------
                                                                                                  1,720,163
                                                                                                    -------------------
Beverages - Non-alcoholic (0.20%)
Asahi Soft Drinks Co Ltd                                        14,604                                         218,456
Dydo Drinco Inc                                                  2,490                                         109,563
                                                                                                    -------------------
                                                                                                    328,019
                                                                                                    -------------------
Beverages - Wine & Spirits (0.83%)
C&C Group PLC                                                   72,103                                         626,005
Davide Campari-Milano SpA                                       41,318                                         428,200
Mercian Corp                                                   116,946                                         296,674
                                                                                                    -------------------
                                                                                                  1,350,879
                                                                                                    -------------------

Brewery (0.50%)
Wolverhampton & Dudley Brew PLC                                 34,311                                         816,098
                                                                                                    -------------------

Building - Heavy Construction (2.04%)
ACS Actividades Cons y Serv                                     46,015                                       1,918,689
CFE (CIE Francois D'enter)                                          93                                          90,851
Lemminkainen Oyj                                                   936                                          35,043
Maeda Road Construction Co Ltd                                  13,470                                         102,868
NCC AB                                                          31,150                                         752,431
Severfield-Rowen PLC                                            10,120                                         236,589
Veidekke ASA                                                     5,238                                         174,247
                                                                                                    -------------------
                                                                                                  3,310,718
                                                                                                    -------------------
Building - Maintenance & Service (0.52%)
Babcock International Group                                    138,146                                         846,373
                                                                                                    -------------------

Building - Residential & Commercial (1.23%)
Haseko Corp (a)                                                134,500                                         457,687
Kaufman & Broad SA                                               4,818                                         262,440
Persimmon PLC                                                   54,327                                       1,240,939
Sunland Group Ltd                                               22,975                                          37,211
                                                                                                    -------------------
                                                                                                  1,998,277
                                                                                                    -------------------
Building & Construction - Miscellaneous (1.85%)
Galliford Try PLC                                               64,314                                         136,201
JM AB                                                           64,848                                       1,030,770
Kolon Engineering & Construction Co Ltd                          6,580                                          97,101
Leighton Holdings Ltd                                           42,863                                         552,510
Morgan Sindall PLC                                              19,633                                         415,413
United Group Ltd                                                15,462                                         165,419
YIT OYJ                                                         24,854                                         609,218
                                                                                                    -------------------
                                                                                                  3,006,632
                                                                                                    -------------------
Building & Construction Products - Miscellaneous (1.22%)
CSR Ltd                                                        165,812                                         412,685
Kingspan Group PLC                                              21,590                                         376,825
Nichias Corp                                                    36,000                                         245,637
Okabe Co Ltd                                                    31,298                                         126,490
Sika AG (a)                                                        741                                         822,661
                                                                                                    -------------------
                                                                                                  1,984,298
                                                                                                    -------------------
Building Products - Cement & Aggregate (1.23%)
Adelaide Brighton Ltd                                          214,953                                         408,829
Holcim Ltd                                                      19,353                                       1,480,307
Semapa-Sociedade de Investimento e Gestao                       10,059                                         106,112
                                                                                                    -------------------
                                                                                                  1,995,248
                                                                                                    -------------------
Cellular Telecommunications (0.59%)
LG Telecom Ltd (a)                                              42,020                                         549,223
MobileOne Ltd                                                  199,189                                         260,740
Okinawa Cellular Telephone Co                                       59                                         147,094
                                                                                                    -------------------
                                                                                                    957,057
                                                                                                    -------------------
Chemicals - Diversified (2.54%)
K+S AG                                                          15,458                                       1,247,203
Kanto Denka Kogyo Co Ltd                                        30,934                                         283,592
Lanxess AG (a)                                                  20,854                                         820,219
Mitsubishi Gas Chemical Co Inc                                 108,365                                       1,243,712
NOF Corp                                                        90,020                                         527,607
                                                                                                    -------------------
                                                                                                  4,122,333
                                                                                                    -------------------
Chemicals - Plastics (0.60%)
Sumitomo Bakelite Co Ltd                                       103,131                                         968,925
                                                                                                    -------------------

Chemicals - Specialty (1.12%)
Elementis Plc                                                   91,281                                         132,953
Umicore                                                          9,732                                       1,299,143
Victrex Plc                                                     27,207                                         388,478
                                                                                                    -------------------
                                                                                                  1,820,574
                                                                                                    -------------------
Circuit Boards (0.13%)
Simm Tech Co Ltd                                                19,240                                         204,832
                                                                                                    -------------------

Coatings & Paint (0.06%)
Wattyl Ltd                                                      35,670                                          90,898
                                                                                                    -------------------

Commercial Banks (4.84%)
Banca Popolare di Verona e Novara Scrl                          43,618                                       1,168,434
Banco Sabadell SA                                               49,043                                       1,715,097
Bank of Iwate Ltd/The                                            2,011                                         125,781
Bank of Nagoya Ltd/The                                          11,318                                          77,919
Canadian Western Bank                                            2,700                                         103,911
Credito Emiliano SpA                                            38,460                                         474,806
Daegu Bank                                                      40,600                                         727,522
Daito Bank Ltd/The                                              28,765                                          52,087
Forstaedernes Bank A/S                                             376                                          48,662
Industrial & Commercial Bank of China Ltd                      216,000                                         318,424
Jeonbuk Bank                                                     6,030                                          50,848
Kagoshima Bank Ltd/The                                          16,314                                         120,591
Keiyo Bank Ltd/The                                              74,123                                         420,170
Oita Bank Ltd/The                                               17,154                                         136,254
Pusan Bank                                                      40,020                                         510,427
San-In Godo Bank Ltd/The                                        12,369                                         117,614
Shiga Bank Ltd/The                                              37,080                                         239,058
Spar Nord Bank A/S                                               7,140                                         159,109
Sparebanken Midt-Norge                                          10,120                                         121,568
Sydbank A/S                                                     22,100                                         733,036
Tokushima Bank Ltd/The                                          10,172                                          75,724
Wing Hang Bank Ltd                                              40,000                                         350,200
                                                                                                    -------------------
                                                                                                  7,847,242
                                                                                                    -------------------
Commercial Services (1.18%)
Aggreko Plc                                                    162,947                                         865,713
ITE Group PLC                                                   11,509                                          24,480
SGS SA                                                             767                                         726,302
Venture Link Co Ltd (a)                                         90,308                                         293,877
                                                                                                    -------------------
                                                                                                  1,910,372
                                                                                                    -------------------
Computer Services (0.38%)
Alten (a)                                                       10,661                                         388,505
HIQ International AB                                            18,302                                          99,597
Sopra Group SA                                                   1,641                                         129,044
                                                                                                    -------------------
                                                                                                    617,146
                                                                                                    -------------------
Consulting Services (0.69%)
ASK Planning Center Inc                                         17,180                                         117,975
Assystem                                                         6,370                                         178,702
Intage Inc                                                       3,558                                          96,486
Poyry Oyj                                                        3,166                                          34,005
Savills PLC                                                     64,247                                         694,553
                                                                                                    -------------------
                                                                                                  1,121,721
                                                                                                    -------------------
Cosmetics & Toiletries (0.36%)
Milbon Co Ltd                                                    3,000                                         122,294
Oriflame Cosmetics SA                                           13,970                                         464,474
                                                                                                    -------------------
                                                                                                    586,768
                                                                                                    -------------------

Diagnostic Equipment (0.08%)
Draegerwerk AG                                                   1,964                                         130,763
                                                                                                    -------------------

Distribution & Wholesale (1.15%)
Inabata & Co Ltd                                                14,029                                         110,695
Inchcape Plc                                                   109,398                                         956,552
Tat Hong Holdings Ltd                                          130,000                                          86,319
Univar NV                                                       15,103                                         715,494
                                                                                                    -------------------
                                                                                                  1,869,060
                                                                                                    -------------------
Diversified Financial Services (0.84%)
Acta Holding ASA                                               140,283                                         446,373
Investec PLC                                                    16,493                                         787,633
Tower Ltd (a)                                                   62,990                                         132,211
                                                                                                    -------------------
                                                                                                  1,366,217
                                                                                                    -------------------
Diversified Manufacturing Operations (1.19%)
Charter PLC (a)                                                106,749                                       1,591,353
Senior PLC                                                      61,967                                          65,329
SKC Co Ltd                                                      12,780                                         280,198
                                                                                                    -------------------
                                                                                                  1,936,880
                                                                                                    -------------------
Diversified Minerals (0.81%)
EuroZinc Mining Corp (a)                                       243,053                                         587,908
Inmet Mining Corp                                               19,497                                         731,072
                                                                                                    -------------------
                                                                                                  1,318,980
                                                                                                    -------------------
Diversified Operations (0.38%)
Bergman & Beving AB                                              5,903                                         121,691
Hunting Plc                                                     69,269                                         494,532
                                                                                                    -------------------
                                                                                                    616,223
                                                                                                    -------------------
Electric - Distribution (0.13%)
SP AusNet                                                      217,594                                         203,693
                                                                                                    -------------------

Electric - Integrated (1.43%)
ASM                                                             41,976                                         152,834
Fortis Inc                                                      22,164                                         444,237
International Power PLC                                        317,900                                       1,672,786
MVV Energie AG                                                   2,024                                          54,348
                                                                                                    -------------------
                                                                                                  2,324,205
                                                                                                    -------------------
Electric Products - Miscellaneous (0.42%)
Nippon Signal Co Ltd                                            26,000                                         249,276
Solar Holdings A/S                                                 373                                          34,527
Ultra Electronics Holdings                                      21,839                                         393,423
                                                                                                    -------------------
                                                                                                    677,226
                                                                                                    -------------------
Electric-Transmission (0.88%)
Red Electrica de Espana                                         14,431                                         498,028
Terna SpA                                                      346,680                                         924,249
                                                                                                    -------------------
                                                                                                  1,422,277
                                                                                                    -------------------
Electronic Components - Miscellaneous (1.17%)
Chemring Group PLC                                              15,992                                         346,655
Koa Corp                                                        30,469                                         418,194
Nihon Dempa Kogyo Co Ltd                                         9,700                                         300,381
Star Micronics Co Ltd                                           35,000                                         708,787
U-Shin Ltd                                                      12,462                                         116,537
                                                                                                    -------------------
                                                                                                  1,890,554
                                                                                                    -------------------
Electronic Components - Semiconductors (0.92%)
Mimasu Semiconductor Industry Co Ltd                            12,792                                         243,385
Shinko Electric Industries                                      13,805                                         400,933

SOITEC (a)                                                      28,523                                         843,578
                                                                                                    -------------------
                                                                                                  1,487,896
                                                                                                    -------------------
Electronic Measurement Instruments (0.35%)
Sartorius AG                                                     1,087                                          42,447
V Technology Co Ltd                                                 39                                         532,214
                                                                                                    -------------------
                                                                                                    574,661
                                                                                                    -------------------
Electronic Parts Distribution (0.04%)
Macnica Inc                                                      2,334                                          62,885
                                                                                                    -------------------

Engineering - Research & Development Services (1.57%)
ABB Ltd                                                        106,112                                       1,377,290
Arcadis NV                                                       6,858                                         324,981
Bradken Ltd                                                     35,632                                         137,658
Downer EDI Ltd                                                  70,108                                         387,524
Keller Group PLC                                                16,729                                         179,459
Macmahon Holdings Ltd                                           55,158                                          32,784
Meisei Industrial Co Ltd                                         9,188                                          49,671
WSP Group PLC                                                    6,978                                          53,819
                                                                                                    -------------------
                                                                                                  2,543,186
                                                                                                    -------------------
Enterprise Software & Services (0.27%)
Autonomy Corp PLC (a)                                           54,220                                         412,414
Linedata Services                                                1,269                                          32,355
                                                                                                    -------------------
                                                                                                    444,769
                                                                                                    -------------------
Environmental Monitoring & Detection (0.11%)
Munters AB                                                       5,162                                         172,343
                                                                                                    -------------------

E-Services - Consulting (0.10%)
Transcom WorldWide SA                                           14,162                                         156,297
                                                                                                    -------------------

Feminine Health Care Products (0.16%)
Hengan International Group Co Ltd                              163,409                                         266,142
                                                                                                    -------------------

Finance - Investment Banker & Broker (1.05%)
Babcock & Brown International Pty Ltd                           56,641                                         912,743
Binck NV                                                        24,915                                         434,221
Canaccord Capital Inc                                           10,060                                         160,294
Takagi Securities Co Ltd                                        34,541                                         192,776
                                                                                                    -------------------
                                                                                                  1,700,034
                                                                                                    -------------------
Finance - Leasing Company (1.40%)
Banca Italease                                                  21,381                                       1,071,415
Fuyo General Lease Co Ltd                                        8,274                                         329,324
STB Leasing Co Ltd                                               2,344                                          36,704
Sumisho Lease Co Ltd                                            15,000                                         833,224
                                                                                                    -------------------
                                                                                                  2,270,667
                                                                                                    -------------------
Finance - Mortgage Loan/Banker (0.23%)
Paragon Group of Cos PLC                                        30,164                                         365,983
                                                                                                    -------------------

Finance - Other Services (0.94%)
Australian Stock Exchange Ltd (b)                               21,198                                         513,103
Datamonitor Plc                                                 10,401                                          72,861
Deutsche Boerse AG                                               3,633                                         495,567
Hellenic Exchanges Holding SA (a)                               27,198                                         437,494
                                                                                                    -------------------
                                                                                                  1,519,025
                                                                                                    -------------------
Fisheries (1.20%)
Cermaq ASA                                                      35,400                                         477,871
Katokichi Co Ltd                                                77,698                                         781,636

PAN Fish ASA (a)                                               631,905                                         684,447
                                                                                                    -------------------
                                                                                                  1,943,954
                                                                                                    -------------------
Food - Baking (0.03%)
Hiestand Holding AG                                                 42                                          44,571
                                                                                                    -------------------

Food - Dairy Products (0.04%)
Robert Wiseman Dairies Plc                                       9,535                                          67,544
                                                                                                    -------------------

Food - Flour & Grain (0.03%)
Samyang Genex Co Ltd                                               641                                          56,418
                                                                                                    -------------------

Food - Miscellaneous/Diversified (0.40%)
Daesang Corp                                                    22,091                                         315,519
Q'Sai Co Ltd                                                     8,600                                         123,379
Unicharm Petcare Corp                                            4,971                                         213,077
                                                                                                    -------------------
                                                                                                    651,975
                                                                                                    -------------------
Food - Wholesale & Distribution (0.57%)
Metcash Ltd                                                    262,498                                         729,383
Valor Co Ltd                                                    10,912                                         199,025
                                                                                                    -------------------
                                                                                                    928,408

                                                                                                    -------------------
Footwear & Related Apparel (0.15%)
Prime Success International Group                              387,778                                         243,391
                                                                                                    -------------------

Gas - Distribution (0.19%)
Alinta Ltd                                                      40,214                                         311,616
                                                                                                    -------------------

Gold Mining (0.12%)
Northgate Minerals Corp (a)                                     52,792                                         193,680
                                                                                                    -------------------

Hazardous Waste Disposal (0.12%)
Newalta Income Fund                                              6,400                                         188,069
                                                                                                    -------------------

Home Furnishings (0.28%)
Nobia AB                                                        14,200                                         461,279
                                                                                                    -------------------

Hotels & Motels (0.25%)
Sol Melia SA                                                    24,776                                         399,485
                                                                                                    -------------------

Human Resources (1.22%)
Brunel International                                             5,398                                         194,642
Michael Page International Plc                                 101,480                                         657,395
Robert Walters Plc                                              37,402                                         168,792
USG People NV                                                   12,523                                         957,555
                                                                                                    -------------------
                                                                                                  1,978,384
                                                                                                    -------------------
Import & Export (0.09%)
Daewoo International Corp                                        3,990                                         142,155
                                                                                                    -------------------

Industrial Automation & Robots (0.49%)
CKD Corp (b)                                                    51,600                                         801,659
                                                                                                    -------------------

Instruments - Scientific (0.33%)
Lasertec Corp                                                    7,509                                         187,865
Ulvac Inc                                                       10,318                                         352,914
                                                                                                    -------------------
                                                                                                    540,779
                                                                                                    -------------------

Internet Brokers (0.05%)
Comdirect Bank AG                                                8,087                                          78,588
                                                                                                    -------------------

Internet Content - Entertainment (0.21%)
Buongiorno SpA (a)                                              66,045                                         342,018
                                                                                                    -------------------

Internet Gambling (0.02%)
IG Group Holdings PLC                                            6,765                                          26,557
                                                                                                    -------------------

Internet Security (0.12%)
Digital Arts Inc (a)                                                62                                         195,250
                                                                                                    -------------------

Investment Companies (0.08%)
ABG Sundal Collier ASA                                          54,499                                          83,028
Bure Equity AB (a)                                             114,298                                          44,269
                                                                                                    -------------------
                                                                                                    127,297
                                                                                                    -------------------
Investment Management & Advisory Services (1.57%)
Aberdeen Asset Management PLC                                  285,209                                         805,772
Kenedix Inc                                                        215                                         934,742
MFS Ltd                                                         20,380                                          60,262
Record Investments Ltd                                          57,937                                         531,595
Risa Partners Inc                                                   53                                         211,416
                                                                                                    -------------------
                                                                                                  2,543,787
                                                                                                    -------------------
Leisure & Recreation Products (0.08%)
CTS Eventim AG                                                   3,864                                         121,987
                                                                                                    -------------------

Life & Health Insurance (0.55%)
Swiss Life Holding (a)                                           3,791                                         886,630
                                                                                                    -------------------

Lottery Services (0.24%)
Tattersall's Ltd                                               183,751                                         384,979
                                                                                                    -------------------

Machinery - Construction & Mining (0.38%)
Aichi Corp                                                      16,991                                         159,186
Palfinger AG                                                       865                                          80,000
Takeuchi Manufacturing Co Ltd                                    3,600                                         161,554
Wajax Income Fund                                                5,784                                         209,651
                                                                                                    -------------------
                                                                                                    610,391
                                                                                                    -------------------
Machinery - Electrical (0.19%)
Disco Corp                                                       5,400                                         303,267
                                                                                                    -------------------

Machinery - General Industry (2.68%)
Andritz AG                                                       5,296                                         875,184
Frigoglass SA                                                    6,266                                          86,370
Furukawa Co Ltd                                                 84,452                                         166,222
Haulotte Group                                                  25,119                                         721,063
Hyundai Elevator Co Ltd                                          1,120                                          86,889
MAN AG                                                          13,017                                         943,398
MMI Holding Ltd                                                564,201                                         255,101
Sintokogio Ltd                                                  25,259                                         336,743
Toshiba Machine Co Ltd                                          77,420                                         876,363
                                                                                                    -------------------
                                                                                                  4,347,333
                                                                                                    -------------------
Machinery - Material Handling (0.27%)
Fuji Machine Manufacturing Co Ltd                               17,756                                         430,251
                                                                                                    -------------------


Machinery - Pumps (0.12%)
Pfeiffer Vacuum Technology AG                                    3,133                                         199,901
                                                                                                    -------------------

Machinery - Thermal Processing (0.10%)
Denyo Co Ltd                                                    11,027                                         157,811
                                                                                                    -------------------

Machinery Tools & Related Products (0.36%)
Mori Seiki Co Ltd                                               26,800                                         580,239
                                                                                                    -------------------

Medical - Biomedical/Gene (0.03%)
Fornix Biosciences NV                                            1,465                                          47,205
                                                                                                    -------------------

Medical - Drugs (1.26%)
Daewoong Pharmaceutical Co Ltd                                   3,620                                         138,511
Kobayashi Pharmaceutical Co Ltd                                  5,969                                         244,368
Nippon Shinyaku Co Ltd                                          17,000                                         145,738
Recordati SpA                                                   45,988                                         335,765
Rohto Pharmaceutical Co Ltd                                     44,979                                         473,732
Seikagaku Corp                                                   4,530                                          50,049
TopoTarget A/S (a)                                              14,000                                          85,194
Tsumura & Co                                                    20,000                                         570,354
                                                                                                    -------------------
                                                                                                  2,043,711
                                                                                                    -------------------
Medical - Generic Drugs (0.41%)
Sawai Pharmaceutical Co Ltd                                     11,466                                         579,744
Towa Pharmaceutical Co Ltd                                       3,479                                          85,214
                                                                                                    -------------------
                                                                                                    664,958
                                                                                                    -------------------
Medical - Nursing Homes (0.10%)
Orpea (a)                                                        2,448                                         169,028
                                                                                                    -------------------

Medical - Wholesale Drug Distribution (0.24%)
Meda AB                                                         18,611                                         387,543
                                                                                                    -------------------

Medical Instruments (0.50%)
Biacore International AB                                         1,400                                          63,553
Gyrus Group PLC (a)                                             67,056                                         426,952
Nihon Kohden Corp                                               19,474                                         319,414
                                                                                                    -------------------
                                                                                                    809,919
                                                                                                    -------------------
Medical Laboratory & Testing Service (0.18%)
BioMerieux                                                       3,377                                         199,493
BML Inc                                                          3,999                                          85,532
                                                                                                    -------------------
                                                                                                    285,025
                                                                                                    -------------------
Medical Products (0.62%)
Phonak Holding AG                                               14,979                                         934,812
Q-Med AB                                                         6,000                                          78,296
                                                                                                    -------------------
                                                                                                  1,013,108
                                                                                                    -------------------
Metal - Aluminum (0.18%)
Aluminum of Greece S.A.I.C.                                     13,912                                         292,802
                                                                                                    -------------------

Metal - Diversified (1.15%)
AUR Resources Inc                                               43,952                                         703,485
Breakwater Resources Ltd (a)                                    62,275                                          69,437
Zinifex Ltd                                                    146,160                                       1,088,064
                                                                                                    -------------------
                                                                                                  1,860,986
                                                                                                    -------------------
Metal Processors & Fabrication (0.45%)
Martinrea International Inc (a)                                  4,400                                          29,871
Nippon Filcon Co Ltd/Tokyo                                       9,098                                         142,859

Ryobi Ltd                                                       40,302                                         264,767
Tocalo Co Ltd                                                    9,298                                         295,252
                                                                                                    -------------------
                                                                                                    732,749
                                                                                                    -------------------
Metal Products - Distribution (0.16%)
Daiichi Jitsugyo Co Ltd                                         13,954                                          72,263
Furusato Industries Ltd                                          5,578                                          99,054
Onoken Co Ltd                                                    2,193                                          31,308
Sato Shoji Corp                                                  6,257                                          63,219
                                                                                                    -------------------
                                                                                                    265,844
                                                                                                    -------------------
Miscellaneous Manufacturers (0.53%)
Fenner Plc                                                      25,038                                          92,040
Mecalux SA (a)                                                   7,212                                         248,985
RHI AG (a)                                                      14,951                                         483,666
Sia Abrasives Holding AG                                           109                                          33,812
                                                                                                    -------------------
                                                                                                    858,503
                                                                                                    -------------------
Mortgage Banks (0.77%)
Bradford & Bingley PLC                                         145,672                                       1,251,496
                                                                                                    -------------------

Multi-line Insurance (1.28%)
CNP Assurances                                                   7,853                                         746,571
Fondiaria-Sai SpA                                               26,391                                       1,078,492
Grupo Catalana Occidente SA                                      2,033                                         257,481
                                                                                                    -------------------
                                                                                                  2,082,544
                                                                                                    -------------------
Multimedia (0.21%)
Corus Entertainment - B Shares (a)                              10,359                                         337,662
                                                                                                    -------------------

Non-Ferrous Metals (0.92%)
Hudbay Minerals (a)                                             67,697                                         864,398
Korea Zinc Co Ltd                                                3,720                                         291,734
Poongsan Corp                                                   16,420                                         333,177
                                                                                                    -------------------
                                                                                                  1,489,309
                                                                                                    -------------------
Office Automation & Equipment (0.50%)
Neopost SA                                                       7,054                                         803,651
                                                                                                    -------------------

Oil - Field Services (1.59%)
CCS Income Trust                                                 7,736                                         257,380
Fugro NV                                                        20,817                                         897,553
Peak Energy Services Trust                                       2,569                                          28,321
Petroleum Geo-Services ASA (a)                                   6,111                                         344,705
Trican Well Service Ltd                                         52,484                                       1,052,417
                                                                                                    -------------------
                                                                                                  2,580,376
                                                                                                    -------------------
Oil & Gas Drilling (1.01%)
AOC Holdings Inc                                                28,715                                         492,838
Ensign Energy Services Inc                                      49,494                                       1,020,945
Sinvest ASA (a)                                                  6,969                                         127,114
                                                                                                    -------------------
                                                                                                  1,640,897
                                                                                                    -------------------
Oil Company - Exploration & Production (1.20%)
Dana Petroleum Plc (a)                                           1,896                                          39,504
JKX Oil & Gas PLC                                               43,599                                         316,306
Synenco Energy Inc (a)                                           8,832                                         179,880
Tullow Oil PLC                                                 199,996                                       1,413,033
                                                                                                    -------------------
                                                                                                  1,948,723
                                                                                                    -------------------
Oil Company - Integrated (0.07%)
Star Energy Group PLC (a)                                       21,731                                         115,755
                                                                                                    -------------------


Oil Field Machinery & Equipment (0.42%)
APL ASA (a)                                                      6,529                                          52,462
Schoeller-Bleckmann Oilfield Equipment                           4,132                                         156,389
Total Energy Services Trust                                     12,486                                         180,088
Western Lakota Energy Services Inc (a)                          22,353                                         295,467
                                                                                                    -------------------
                                                                                                    684,406
                                                                                                    -------------------
Oil Refining & Marketing (0.21%)
Singapore Petroleum Co Ltd                                     109,000                                         348,089
                                                                                                    -------------------

Optical Supplies (0.87%)
Cie Generale d'Optique Essilor International SA                 14,056                                       1,414,461
                                                                                                    -------------------

Paper & Related Products (0.15%)
Holmen AB                                                        5,978                                         241,495
                                                                                                    -------------------

Photo Equipment & Supplies (0.07%)
Tamron Co Ltd                                                    6,600                                         110,505
                                                                                                    -------------------

Precious Metals (0.27%)
Gammon Lake Resources Inc (a)                                   31,545                                         434,272
                                                                                                    -------------------

Printing - Commercial (0.28%)
Nissha Printing Co Ltd                                          12,092                                         451,672
                                                                                                    -------------------

Property & Casualty Insurance (0.80%)
Amlin PLC                                                      170,170                                         742,784
Chaucer Holdings PLC                                            71,602                                          77,473
Dongbu Insurance Co Ltd                                         12,620                                         316,598
Meritz Fire & Marine Insurance Co Ltd                           27,060                                         161,156
                                                                                                    -------------------
                                                                                                  1,298,011
                                                                                                    -------------------
Property Trust (0.10%)
Babcock & Brown Japan Property Trust                            90,543                                         113,011
Kiwi Income Property Trust                                      56,621                                          47,330
                                                                                                    -------------------
                                                                                                    160,341

                                                                                                    -------------------
Publishing - Periodicals (1.77%)
United Business Media PLC                                       96,148                                       1,152,346
Wolters Kluwer NV                                               47,385                                       1,119,083
Woongjin Thinkbig Co Ltd                                        35,066                                         600,635
                                                                                                    -------------------
                                                                                                  2,872,064
                                                                                                    -------------------
Real Estate Magagement & Services (2.05%)
Ardepro Co Ltd                                                     229                                         366,592
Countrywide PLC                                                 86,846                                         801,125
Creed Corp                                                         122                                         482,387
DTZ Holdings PLC                                                28,509                                         357,239
Erinaceous Group PLC                                            63,160                                         350,746
IVG Immobilien AG                                               20,051                                         615,321
LAND Co Ltd                                                         62                                         117,150
Pierre & Vacances                                                  754                                          82,624
Tosei Corp                                                         182                                         158,095
                                                                                                    -------------------
                                                                                                  3,331,279
                                                                                                    -------------------
Real Estate Operator & Developer (3.25%)
Ascott Group Ltd/The                                           221,000                                         143,947
British Land Co PLC                                             35,270                                         824,556
CLS Holdings Plc (a)                                             8,093                                          87,865
Fadesa Inmobiliaria SA                                          25,865                                         887,004
FKP Property Group                                              25,978                                         101,326
GEK Group of Cos SA                                             19,307                                         160,466
Hammerson Plc                                                   63,723                                       1,394,276
Inmobiliaria Urbis SA                                           17,434                                         453,645
Joint Corp                                                      21,968                                         716,797
Unite Group Plc                                                  4,767                                          35,333
UOL Group Ltd                                                   54,022                                          97,703
Vivacon AG (a)                                                   6,642                                         148,540
Wing Tai Holdings Ltd                                          241,567                                         216,919
                                                                                                    -------------------
                                                                                                  5,268,377
                                                                                                    -------------------
Recycling (0.38%)
Asahi Pretec Corp                                               19,503                                         622,717
                                                                                                    -------------------

REITS - Diversified (0.66%)
Bail Investissement Fonciere                                       887                                          55,881
Unibail                                                          5,842                                       1,018,150
                                                                                                    -------------------
                                                                                                  1,074,031
                                                                                                    -------------------
Rental - Auto & Equipment (1.43%)
Ashtead Group PLC                                              305,203                                         946,933
Boom Logistics Ltd                                             102,757                                         339,727
Nishio Rent All Co Ltd                                           1,820                                          34,708
Northgate Plc                                                   20,494                                         395,726
Ramirent Oyj                                                     7,029                                         278,618
Sixt AG                                                          5,756                                         331,124
                                                                                                    -------------------
                                                                                                  2,326,836
                                                                                                    -------------------
Retail - Apparel & Shoe (0.65%)
Etam Developpement SA                                            1,075                                          68,370
Just Group Ltd                                                 140,550                                         357,121
Lindex AB                                                       36,006                                         512,340
Pal Co Ltd                                                       1,967                                         113,909
                                                                                                    -------------------
                                                                                                  1,051,740
                                                                                                    -------------------
Retail - Automobile (0.35%)
European Motor Holdings Plc                                      4,379                                          36,568
Lookers Plc                                                      5,330                                          77,091
Pendragon Plc                                                   40,641                                         450,255
                                                                                                    -------------------
                                                                                                    563,914

                                                                                                    -------------------
Retail - Bookstore (0.21%)
Culture Convenience Club Co Ltd                                 29,601                                         341,545
                                                                                                    -------------------

Retail - Building Products (0.13%)
Homac Corp                                                      12,495                                         205,818
                                                                                                    -------------------

Retail - Catalog Shopping (0.15%)
N Brown Group PLC                                               44,988                                         178,065
Senshukai Co Ltd                                                 5,645                                          60,442
                                                                                                    -------------------
                                                                                                    238,507
                                                                                                    -------------------
Retail - Consumer Electronics (0.20%)
Joshin Denki Co Ltd                                             43,114                                         318,692
                                                                                                    -------------------

Retail - Drug Store (0.12%)
Cosmos Pharmaceutical Corp                                       7,547                                         186,835
                                                                                                    -------------------

Retail - Home Furnishings (0.11%)
Beter BED Holdings NV                                            7,103                                         178,182
                                                                                                    -------------------

Retail - Jewelry (0.59%)
Swatch Group AG                                                  5,700                                         960,857
                                                                                                    -------------------


Retail - Mail Order (0.02%)
Takkt AG                                                         2,068                                          32,842
                                                                                                    -------------------

Retail - Miscellaneous/Diversified (0.74%)
Amplifon SpA                                                    26,387                                         224,539
Hyundai H&S Co Ltd                                               1,925                                         119,108
Izumi Co Ltd                                                    14,778                                         539,074
Macintosh Retail Group NV                                        4,353                                         145,161
Miller's Retail Ltd                                            156,138                                         178,064
                                                                                                    -------------------
                                                                                                  1,205,946
                                                                                                    -------------------
Retail - Pubs (1.67%)
Mitchells & Butlers PLC                                        122,279                                       1,165,300
Punch Taverns PLC                                               95,502                                       1,542,919
                                                                                                    -------------------
                                                                                                  2,708,219

                                                                                                    -------------------
Retail - Regional Department Store (0.03%)
Gruppo Coin SpA (a)                                              7,983                                          40,320
                                                                                                    -------------------

Retail - Toy Store (0.06%)
JUMBO SA                                                         8,317                                         104,009
                                                                                                    -------------------

Retail - Video Rental (0.23%)
Geo Co Ltd                                                         212                                         372,759
                                                                                                    -------------------

Rubber - Tires (0.85%)
Continental AG                                                  13,498                                       1,381,091
                                                                                                    -------------------

Schools (0.05%)
Raffles Education Corp Ltd                                      55,971                                          85,655
                                                                                                    -------------------

Security Services (0.05%)
Garda World Security Corp (a)                                    4,001                                          79,041
                                                                                                    -------------------

Semiconductor Component - Integrated Circuits (1.17%)
CSR PLC (a)                                                     39,808                                         927,702
Wolfson Microelectronics PLC (a)                               117,666                                         976,071
                                                                                                    -------------------
                                                                                                  1,903,773
                                                                                                    -------------------
Shipbuilding (0.45%)
Aker Yards AS                                                   10,346                                         728,240
                                                                                                    -------------------

Silver Mining (0.26%)
Silver Wheaton Corp (a)(b)                                      44,235                                         417,649
                                                                                                    -------------------

Soap & Cleaning Products (0.92%)
Henkel KGaA                                                     13,111                                       1,498,577
                                                                                                    -------------------

Steel - Producers (2.14%)
Boehler-Uddeholm AG                                             11,112                                         607,411
Hyundai Steel Co                                                12,770                                         459,677
IPSCO                                                           11,880                                       1,141,638
Osaka Steel Co Ltd                                               9,920                                         181,366
Salzgitter AG                                                   11,656                                         982,921
Tubos Reunidos SA                                                6,082                                          93,088
                                                                                                    -------------------
                                                                                                  3,466,101
                                                                                                    -------------------
Steel - Specialty (0.31%)
Sanyo Special Steel Co Ltd                                      61,690                                         506,191
                                                                                                    -------------------


Steel Pipe & Tube (0.95%)
Vallourec                                                        1,287                                       1,546,895
                                                                                                    -------------------

Storage & Warehousing (0.09%)
Big Yellow Group PLC                                            19,630                                         151,036
                                                                                                    -------------------

Telecommunication Equipment (0.61%)
INTOPS Co Ltd                                                    6,284                                         149,035
Option NV (a)(b)                                                32,759                                         785,392
PKC Group OYJ                                                    3,400                                          56,299
                                                                                                    -------------------
                                                                                                    990,726
                                                                                                    -------------------
Telecommunication Services (0.12%)
Telenet Group Holding NV (a)                                     9,065                                         193,570
                                                                                                    -------------------

Television (0.57%)
Carrere Group (a)                                                2,142                                          54,641
Modern Times Group - B Shares                                   15,788                                         829,569
Modern Times Group - Redemption Shares (a)(c)                   15,788                                          37,895
                                                                                                    -------------------
                                                                                                    922,105
                                                                                                    -------------------
Textile - Apparel (0.12%)
Descente Ltd                                                    36,238                                         188,616
                                                                                                    -------------------

Tools - Hand Held (0.53%)
Hitachi Koki Co Ltd                                             51,453                                         785,422
Hitachi Tool Engineering Ltd                                     3,485                                          70,575
                                                                                                    -------------------
                                                                                                    855,997
                                                                                                    -------------------
Transport - Air Freight (0.14%)
Yusen Air & Sea Service Co Ltd                                   9,600                                         226,742
                                                                                                    -------------------

Transport - Marine (0.58%)
Cosco Corp Singapore Ltd                                       235,160                                         187,372
Geodis                                                             199                                          32,570
Horizon North Logistics Inc (a)(c)                               1,756                                           3,789
Labroy Marine Ltd                                              461,919                                         394,341
Petrojarl Asa (a)                                                6,111                                          40,265
Shinwa Kaiun Kaisha Ltd                                         53,371                                         136,795
Smit Internationale NV                                           2,116                                         148,810
                                                                                                    -------------------
                                                                                                    943,942
                                                                                                    -------------------
Transport - Services (0.10%)
Hanjin Transportation Co Ltd                                     6,020                                         168,156
                                                                                                    -------------------

Transport - Truck (0.02%)
Norbert Dentressangle                                              470                                          33,053
                                                                                                    -------------------

Travel Services (0.21%)
Hana Tour Service Inc                                            4,416                                         333,748
                                                                                                    -------------------

Trucking & Leasing (0.10%)
Mullen Group Income Fund                                         6,100                                         158,520
                                                                                                    -------------------

Web Portals (0.49%)
Neowiz Corp                                                      3,927                                         369,230
NHN Corp                                                         1,212                                         421,587
                                                                                                    -------------------
                                                                                                    790,817
                                                                                                    -------------------

Wire & Cable Products (0.37%)
Leoni AG                                                        15,717                                         592,651
                                                                                                    -------------------
TOTAL COMMON STOCKS                                                                              $         158,090,115

                                                                                                    -------------------
PREFERRED STOCKS (1.13%)
Dialysis Centers (0.76%)
Fresenius AG                                                     7,421                                       1,235,363
                                                                                                    -------------------

Machinery - Material Handling (0.06%)
Jungheinrich AG                                                  3,149                                         102,273
                                                                                                    -------------------

Television (0.31%)
ProSiebenSat.1 Media AG                                         19,865                                         495,818
                                                                                                    -------------------
TOTAL PREFERRED STOCKS                                                                           $           1,833,454
                                                                                                    -------------------
                                                                  Principal
                                                                   Amount                                      Value
                                                             ---------- --------------------------- -------------------
SHORT TERM INVESTMENTS (0.45%)
Commercial Paper (0.45%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                               723,287                                         723,287
                                                                                                    -------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $             723,287
                                                                                                    -------------------
MONEY MARKET FUNDS (1.07%)
BNY Institutional Cash Reserve Fund (d)                      1,732,000                                       1,732,000
                                                                                                    -------------------
TOTAL MONEY MARKET FUNDS                                                                         $           1,732,000
                                                                                                    -------------------
Total Investments                                                                                $         162,378,856
Liabilities in Excess of Other Assets, Net - (0.12)%                                                         (190,101)
                                                                                                    -------------------
TOTAL NET ASSETS - 100.00%                                                                       $         162,188,755
                                                                                                    ===================
                                                                                                    -------------------

                                                                                                    ===================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Market value is determined in accordance with procedures established in good faith by the Board of
     Directors.  At the end of the period, the value of these securities totaled $41,684 or 0.03% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                      $          28,883,888

Unrealized Depreciation                                (4,366,438)
                                                -------------------
Net Unrealized Appreciation (Depreciation)              24,517,450
Cost for federal income tax purposes                   137,861,406


Portfolio Summary (unaudited)
--------------------------------------------- ----------------------------
Country                                                           Percent
--------------------------------------------- ----------------------------
United Kingdom                                                     19.83%
Japan                                                              19.72%
Germany                                                             7.47%
France                                                              6.65%
Canada                                                              6.54%
Australia                                                           4.96%
Switzerland                                                         4.52%
Korea, Republic Of                                                  4.40%
Italy                                                               4.24%
Spain                                                               4.04%
Netherlands                                                         3.18%
Sweden                                                              3.09%
Norway                                                              2.02%
United States                                                       1.51%
Belgium                                                             1.46%
Austria                                                             1.36%
Singapore                                                           1.28%
Hong Kong                                                           0.73%
Greece                                                              0.67%
Denmark                                                             0.65%
Finland                                                             0.62%
Ireland                                                             0.62%
Luxembourg                                                          0.38%
New Zealand                                                         0.11%
Portugal                                                            0.07%
Liabilities in Excess of Other Assets, Net                        (-0.12%)
                                                        -------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ===================




See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
LargeCap Blend Account
                                                        Shares
                                                          Held                                       Value
                                                       ---------- --------------------------- ------------------
COMMON STOCKS (97.94%)
Advertising Agencies (0.22%)
Omnicom Group Inc                                         4,000                           $            356,360
                                                                                              ------------------

Advertising Sales (0.22%)
Lamar Advertising Co (a)                                   6,700                                        360,862
                                                                                              ------------------

Aerospace & Defense (1.19%)
Boeing Co                                                  9,500                                        778,145
General Dynamics Corp                                      8,200                                        536,772
Rockwell Collins Inc                                      10,900                                        608,983
                                                                                              ------------------
                                                                                           1,923,900
                                                                                              ------------------
Aerospace & Defense Equipment (0.55%)
Goodrich Corp                                              8,400                                        338,436
United Technologies Corp                                   8,700                                        551,754
                                                                                              ------------------
                                                                                             890,190
                                                                                              ------------------
Agricultural Chemicals (0.32%)
Monsanto Co                                                4,400                                        370,436
Potash Corp of Saskatchewan (b)                            1,600                                        137,552
                                                                                              ------------------
                                                                                             507,988
                                                                                              ------------------
Airlines (0.17%)
Southwest Airlines Co                                     16,900                                        276,653
                                                                                              ------------------

Applications Software (2.10%)
Microsoft Corp                                           136,300                                      3,175,790
Red Hat Inc (a)(b)                                         9,200                                        215,280
                                                                                              ------------------
                                                                                           3,391,070
                                                                                              ------------------
Athletic Footwear (0.14%)
Nike Inc                                                   2,800                                        226,800
                                                                                              ------------------

Audio & Video Products (0.06%)
Harman International Industries Inc                        1,200                                        102,444
                                                                                              ------------------

Auto - Car & Light Trucks (0.46%)
General Motors Corp (b)                                   24,900                                        741,771
                                                                                              ------------------

Beverages - Non-alcoholic (1.92%)
Coca-Cola Co/The                                          33,500                                      1,441,170
Coca-Cola Enterprises Inc                                  7,500                                        152,775
PepsiCo Inc                                               24,900                                      1,494,996
                                                                                              ------------------
                                                                                           3,088,941
                                                                                              ------------------
Brewery (0.36%)
Anheuser-Busch Cos Inc (b)                                12,700                                        578,993
                                                                                              ------------------

Broadcasting Services & Programming (0.05%)
Liberty Media Holding Corp - Capital (a)                     985                                         82,513
                                                                                              ------------------

Building - Residential & Commercial (0.33%)
DR Horton Inc (b)                                          8,800                                        209,616
Lennar Corp                                                5,800                                        257,346

Standard-Pacific Corp (b)                                  2,400                                         61,680
                                                                                              ------------------
                                                                                             528,642
                                                                                              ------------------
Building Products - Air & Heating (0.19%)
American Standard Cos Inc                                  7,200                                        311,544
                                                                                              ------------------

Cable TV (0.95%)
Comcast Corp (a)                                          29,700                                        972,378
EchoStar Communications Corp (a)                           8,100                                        249,561
Rogers Communications Inc                                  7,800                                        315,120
                                                                                              ------------------
                                                                                           1,537,059
                                                                                              ------------------
Casino Hotels (0.23%)
Harrah's Entertainment Inc                                 3,800                                        270,484
Wynn Resorts Ltd (a)(b)                                    1,400                                        102,620
                                                                                              ------------------
                                                                                             373,104
                                                                                              ------------------
Casino Services (0.22%)
International Game Technology                              9,400                                        356,636
                                                                                              ------------------

Chemicals - Diversified (0.70%)
Dow Chemical Co/The                                       13,800                                        538,614
EI Du Pont de Nemours & Co                                14,000                                        582,400
                                                                                              ------------------
                                                                                           1,121,014
                                                                                              ------------------
Chemicals - Specialty (0.15%)
Ecolab Inc                                                 4,400                                        178,552
Sigma-Aldrich Corp (b)                                       900                                         65,376
                                                                                              ------------------
                                                                                             243,928
                                                                                              ------------------
Coal (0.10%)
Consol Energy Inc (b)                                      3,400                                        158,848
                                                                                              ------------------

Commercial Banks (0.84%)
First Horizon National Corp                               15,400                                        619,080
Synovus Financial Corp                                    27,200                                        728,416
                                                                                              ------------------
                                                                                           1,347,496
                                                                                              ------------------
Commercial Services - Finance (0.11%)
Moody's Corp                                               3,300                                        179,718
                                                                                              ------------------

Computer Services (0.05%)
Affiliated Computer Services Inc (a)(b)                    1,700                                         87,737
                                                                                              ------------------

Computers (2.49%)
Apple Computer Inc (a)                                    24,300                                      1,388,016
Dell Inc (a)(b)                                           34,100                                        832,381
International Business Machines Corp                      13,700                                      1,052,434
Sun Microsystems Inc (a)                                 177,200                                        735,380
                                                                                              ------------------
                                                                                           4,008,211
                                                                                              ------------------
Computers  -Memory Devices (0.22%)
EMC Corp/Massachusetts (a)                                32,200                                        353,234
                                                                                              ------------------

Consulting Services (0.19%)
Accenture Ltd                                             10,800                                        305,856
                                                                                              ------------------

Consumer Products - Miscellaneous (0.34%)
Clorox Co                                                  2,000                                        121,940
Fortune Brands Inc                                         1,800                                        127,818
Kimberly-Clark Corp                                        4,900                                        302,330
                                                                                              ------------------
                                                                                             552,088
                                                                                              ------------------

Cosmetics & Toiletries (2.23%)
Avon Products Inc                                         10,000                                        310,000
Colgate-Palmolive Co                                       7,500                                        449,250
Procter & Gamble Co                                       50,892                                      2,829,595
                                                                                              ------------------
                                                                                           3,588,845
                                                                                              ------------------
Cruise Lines (0.20%)
Carnival Corp (b)                                          7,900                                        329,746
                                                                                              ------------------

Data Processing & Management (0.79%)
Automatic Data Processing Inc                             10,900                                        494,315
First Data Corp                                           11,100                                        499,944
Fiserv Inc (a)                                             1,600                                         72,576
NAVTEQ Corp (a)(b)                                         4,500                                        201,060
                                                                                              ------------------
                                                                                           1,267,895
                                                                                              ------------------
Dental Supplies & Equipment (0.06%)
Patterson Cos Inc (a)(b)                                   2,900                                        101,297
                                                                                              ------------------

Dialysis Centers (0.03%)
DaVita Inc (a)                                             1,000                                         49,700
                                                                                              ------------------

Distribution & Wholesale (0.07%)
CDW Corp                                                   2,100                                        114,765
                                                                                              ------------------

Diversified Manufacturing Operations (6.46%)
3M Co                                                      5,000                                        403,850
Danaher Corp                                              22,100                                      1,421,472
Eaton Corp                                                 2,400                                        180,960
General Electric Co                                      151,100                                      4,980,256
Honeywell International Inc                               25,500                                      1,027,650
Illinois Tool Works Inc                                   16,400                                        779,000
Tyco International Ltd                                    58,700                                      1,614,250
                                                                                              ------------------
                                                                                          10,407,438
                                                                                              ------------------
Diversified Minerals (0.22%)
BHP Billiton Ltd ADR (b)                                   8,200                                        353,174
                                                                                              ------------------

Diversified Operations & Commercial Services (0.19%)
Cendant Corp (b)                                          18,400                                        299,736
                                                                                              ------------------

E-Commerce - Products (0.27%)
Amazon.Com Inc (a)(b)                                     11,100                                        429,348
                                                                                              ------------------

E-Commerce - Services (0.05%)
Liberty Media Holding Corp - Interactive (a)               4,925                                         85,006
                                                                                              ------------------

Electric - Generation (0.22%)
AES Corp/The (a)                                          19,000                                        350,550
                                                                                              ------------------

Electric - Integrated (2.61%)
Constellation Energy Group Inc                             2,700                                        147,204
Duke Energy Corp                                          21,500                                        631,455
Edison International                                       8,400                                        327,600
Entergy Corp                                               9,300                                        657,975
Exelon Corp                                               18,800                                      1,068,404
FirstEnergy Corp                                           4,800                                        260,208
Pinnacle West Capital Corp                                 6,000                                        239,460
PPL Corp                                                  11,400                                        368,220
TECO Energy Inc                                           12,000                                        179,280

TXU Corp (b)                                               5,500                                        328,845
                                                                                              ------------------
                                                                                           4,208,651
                                                                                              ------------------
Electronic Components - Miscellaneous (0.32%)
Flextronics International Ltd (a)                         20,500                                        217,710
Jabil Circuit Inc                                         11,400                                        291,840
                                                                                              ------------------
                                                                                             509,550
                                                                                              ------------------
Electronic Components - Semiconductors (1.62%)
Broadcom Corp (a)                                          5,000                                        150,250
Intel Corp                                               105,700                                      2,003,015
Xilinx Inc (b)                                            19,900                                        450,735
                                                                                              ------------------
                                                                                           2,604,000
                                                                                              ------------------
Electronic Forms (0.15%)
Adobe Systems Inc (a)                                      7,800                                        236,808
                                                                                              ------------------

Electronic Measurement Instruments (0.17%)
Tektronix Inc                                              9,500                                        279,490
                                                                                              ------------------

Engineering - Research & Development
Services (0.09%)
Fluor Corp                                                 1,500                                        139,395
                                                                                              ------------------

Enterprise Software & Services (0.47%)
Oracle Corp (a)                                           52,400                                        759,276
                                                                                              ------------------

Entertainment Software (0.09%)
Electronic Arts Inc (a)(b)                                 3,400                                        146,336
                                                                                              ------------------

Fiduciary Banks (0.44%)
Investors Financial Services Corp                          5,800                                        260,420
State Street Corp                                          7,800                                        453,102
                                                                                              ------------------
                                                                                             713,522
                                                                                              ------------------
Filtration & Separation Products (0.14%)
Pall Corp                                                  7,800                                        218,400
                                                                                              ------------------

Finance - Consumer Loans (0.41%)
SLM Corp                                                  12,600                                        666,792
                                                                                              ------------------

Finance - Credit Card (0.78%)
American Express Co                                       15,400                                        819,588
Capital One Financial Corp                                 5,200                                        444,340
                                                                                              ------------------
                                                                                           1,263,928
                                                                                              ------------------
Finance - Investment Banker & Broker (6.71%)
Citigroup Inc                                             69,260                                      3,341,102
E*Trade Financial Corp (a)                                32,100                                        732,522
Goldman Sachs Group Inc                                    9,400                                      1,414,042
JPMorgan Chase & Co                                       77,588                                      3,258,696
Lehman Brothers Holdings Inc                               9,800                                        638,470
Merrill Lynch & Co Inc                                     3,900                                        271,284
Morgan Stanley                                            12,700                                        802,767
TD Ameritrade Holding Corp (b)                            23,700                                        350,997
                                                                                              ------------------
                                                                                          10,809,880
                                                                                              ------------------
Finance - Mortgage Loan/Banker (0.46%)
Countrywide Financial Corp                                19,300                                        734,944
                                                                                              ------------------

Finance - Other Services (0.41%)
Cbot Holdings Inc (a)(b)                                   2,300                                        275,057

Chicago Mercantile Exchange Holdings Inc                     800                                        392,920
                                                                                              ------------------
                                                                                             667,977
                                                                                              ------------------
Finland (0.22%)
Nokia OYJ ADR                                             17,100                                        346,446
                                                                                              ------------------

Food - Miscellaneous/Diversified (0.71%)
Campbell Soup Co                                           4,500                                        166,995
General Mills Inc                                         10,500                                        542,430
HJ Heinz Co                                                1,900                                         78,318
Kellogg Co                                                 6,200                                        300,266
McCormick & Co Inc                                         1,500                                         50,325
                                                                                              ------------------
                                                                                           1,138,334
                                                                                              ------------------
Food - Retail (0.08%)
Kroger Co/The                                              5,800                                        126,788
                                                                                              ------------------

Food - Wholesale & Distribution (0.21%)
Sysco Corp                                                10,900                                        333,104
                                                                                              ------------------

Forestry (0.18%)
Weyerhaeuser Co (b)                                        4,700                                        292,575
                                                                                              ------------------

Gas - Distribution (0.32%)
AGL Resources Inc                                          4,900                                        186,788
NiSource Inc                                              14,700                                        321,048
                                                                                              ------------------
                                                                                             507,836
                                                                                              ------------------
Gold Mining (0.23%)
Newmont Mining Corp                                        7,100                                        375,803
                                                                                              ------------------

Hotels & Motels (0.16%)
Marriott International Inc                                 6,600                                        251,592
                                                                                              ------------------

Human Resources (0.16%)
Monster Worldwide Inc (a)                                  3,000                                        127,980
Robert Half International Inc                              3,000                                        126,000
                                                                                              ------------------
                                                                                             253,980
                                                                                              ------------------
Identification Systems - Development (0.23%)
Symbol Technologies Inc                                   34,800                                        375,492
                                                                                              ------------------

Independent Power Producer (0.18%)
Dynegy Inc (a)                                            25,900                                        141,673
NRG Energy Inc (a)(b)                                      3,100                                        149,358
                                                                                              ------------------
                                                                                             291,031
                                                                                              ------------------
Instruments - Controls (0.06%)
Thermo Electron Corp (a)                                   2,800                                        101,472
                                                                                              ------------------

Instruments - Scientific (0.07%)
Fisher Scientific International Inc (a)                    1,500                                        109,575
                                                                                              ------------------

Insurance Brokers (0.35%)
Marsh & McLennan Cos Inc                                  17,500                                        470,575
Willis Group Holdings Ltd                                  3,000                                         96,300
                                                                                              ------------------
                                                                                             566,875
                                                                                              ------------------
Internet Content - Information & News (0.02%)
CNET Networks Inc (a)(b)                                   4,900                                         39,102
                                                                                              ------------------


Internet Security (0.40%)
McAfee Inc (a)                                            16,800                                        407,736
Symantec Corp (a)                                          9,791                                        152,152
VeriSign Inc (a)(b)                                        3,400                                         78,778
                                                                                              ------------------
                                                                                             638,666
                                                                                              ------------------
Investment Management & Advisory Services (0.68%)
Affiliated Managers Group Inc (a)(b)                       1,600                                        139,024
Ameriprise Financial Inc                                   6,520                                        291,248
Franklin Resources Inc                                     2,500                                        217,025
Janus Capital Group Inc                                    3,100                                         55,490
Legg Mason Inc                                             4,000                                        398,080
                                                                                              ------------------
                                                                                           1,100,867

                                                                                              ------------------
Leisure & Recreation Products (0.06%)
Brunswick Corp                                             2,900                                         96,425
                                                                                              ------------------

Life & Health Insurance (1.12%)
Aflac Inc                                                  7,600                                        352,260
Cigna Corp                                                 4,200                                        413,742
Lincoln National Corp                                      6,126                                        345,751
Prudential Financial Inc                                   9,000                                        699,300
                                                                                              ------------------
                                                                                           1,811,053
                                                                                              ------------------
Linen Supply & Related Items (0.03%)
Cintas Corp                                                1,300                                         51,688
                                                                                              ------------------

Machinery - Construction & Mining (0.20%)
Caterpillar Inc                                            4,400                                        327,712
                                                                                              ------------------

Medical - Biomedical/Gene (1.04%)
Amgen Inc (a)                                             16,800                                      1,095,864
Biogen Idec Inc (a)                                        6,500                                        301,145
Genentech Inc (a)                                          1,400                                        114,520
Genzyme Corp (a)                                           2,800                                        170,940
                                                                                              ------------------
                                                                                           1,682,469
                                                                                              ------------------
Medical - Drugs (4.67%)
Abbott Laboratories                                       20,600                                        898,366
Allergan Inc                                               3,600                                        386,136
Bristol-Myers Squibb Co                                    6,300                                        162,918
Cephalon Inc (a)(b)                                        1,400                                         84,140
Eli Lilly & Co                                            17,100                                        945,117
Merck & Co Inc                                            31,100                                      1,132,973
Pfizer Inc                                               101,100                                      2,372,817
Schering-Plough Corp                                      20,900                                        397,727
Sepracor Inc (a)(b)                                          900                                         51,426
Shire PLC ADR (b)                                          5,300                                        234,419
Wyeth                                                     19,400                                        861,554
                                                                                              ------------------
                                                                                           7,527,593
                                                                                              ------------------
Medical - Generic Drugs (0.04%)
Barr Pharmaceuticals Inc (a)                               1,300                                         61,997
                                                                                              ------------------

Medical - HMO (1.41%)
Aetna Inc                                                 13,100                                        523,083
Coventry Health Care Inc (a)                               2,600                                        142,844
Humana Inc (a)                                             6,900                                        370,530
UnitedHealth Group Inc                                    17,700                                        792,606
WellPoint Inc (a)                                          6,000                                        436,620
                                                                                              ------------------
                                                                                           2,265,683
                                                                                              ------------------

Medical - Hospitals (0.05%)
Community Health Systems Inc (a)                           2,400                                         88,200
                                                                                              ------------------

Medical - Wholesale Drug Distribution (0.30%)
Cardinal Health Inc                                        7,600                                        488,908
                                                                                              ------------------

Medical Instruments (1.08%)
Boston Scientific Corp (a)                                30,200                                        508,568
Medtronic Inc                                             20,700                                        971,244
St Jude Medical Inc (a)                                    8,100                                        262,602
                                                                                              ------------------
                                                                                           1,742,414
                                                                                              ------------------
Medical Products (2.07%)
Baxter International Inc                                  10,300                                        378,628
Johnson & Johnson                                         43,400                                      2,600,528
Stryker Corp                                               2,200                                         92,642
Zimmer Holdings Inc (a)(b)                                 4,600                                        260,912
                                                                                              ------------------
                                                                                           3,332,710
                                                                                              ------------------
Metal - Aluminum (0.22%)
Alcan Inc                                                  3,600                                        168,984
Alcoa Inc                                                  5,500                                        177,980
                                                                                              ------------------
                                                                                             346,964
                                                                                              ------------------
Multi-line Insurance (2.50%)
American International Group Inc                          41,500                                      2,450,575
Genworth Financial Inc                                    11,800                                        411,112
Hartford Financial Services Group Inc                      9,500                                        803,700
Metlife Inc                                                2,700                                        138,267
XL Capital Ltd                                             3,700                                        226,810
                                                                                              ------------------
                                                                                           4,030,464
                                                                                              ------------------
Multimedia (1.65%)
EW Scripps Co                                              2,000                                         86,280
McGraw-Hill Cos Inc/The                                    3,400                                        170,782
Meredith Corp                                                500                                         24,770
Time Warner Inc                                           49,400                                        854,620
Viacom Inc (a)                                            21,450                                        768,768
Walt Disney Co                                            25,000                                        750,000
                                                                                              ------------------
                                                                                           2,655,220
                                                                                              ------------------
Networking Products (1.40%)
Cisco Systems Inc (a)                                     91,400                                      1,785,042
Juniper Networks Inc (a)(b)                               29,700                                        474,903
                                                                                              ------------------
                                                                                           2,259,945
                                                                                              ------------------
Non-hazardous Waste Disposal (0.30%)
Republic Services Inc                                      6,100                                        246,074
Waste Management Inc                                       6,800                                        243,984
                                                                                              ------------------
                                                                                             490,058
                                                                                              ------------------
Office Automation & Equipment (0.14%)
Pitney Bowes Inc                                           5,600                                        231,280
                                                                                              ------------------

Office Supplies & Forms (0.16%)
Avery Dennison Corp                                        4,500                                        261,270
                                                                                              ------------------

Oil - Field Services (1.80%)
Baker Hughes Inc                                           6,700                                        548,395
BJ Services Co                                             6,700                                        249,642
Halliburton Co                                             4,300                                        319,103
Schlumberger Ltd                                          27,300                                      1,777,503
                                                                                              ------------------
                                                                                           2,894,643
                                                                                              ------------------

Oil & Gas Drilling (0.46%)
Nabors Industries Ltd (a)(b)                               6,600                                        223,014
Transocean Inc (a)                                         6,500                                        522,080
                                                                                              ------------------
                                                                                             745,094
                                                                                              ------------------
Oil Company - Exploration & Production (1.08%)
Anadarko Petroleum Corp                                    9,000                                        429,210
Devon Energy Corp                                          4,000                                        241,640
EOG Resources Inc                                          3,800                                        263,492
Murphy Oil Corp                                            9,400                                        525,084
XTO Energy Inc                                             6,500                                        287,755
                                                                                              ------------------
                                                                                           1,747,181
                                                                                              ------------------
Oil Company - Integrated (5.78%)
Chevron Corp                                              31,000                                      1,923,860
ConocoPhillips                                            17,600                                      1,153,328
Exxon Mobil Corp                                          89,200                                      5,472,420
Occidental Petroleum Corp                                  4,100                                        420,455
Total SA ADR                                               5,400                                        353,808
                                                                                              ------------------
                                                                                           9,323,871
                                                                                              ------------------
Oil Field Machinery & Equipment (0.52%)
FMC Technologies Inc (a)                                   5,600                                        377,776
Grant Prideco Inc (a)                                      7,200                                        322,200
National Oilwell Varco Inc (a)(b)                          2,100                                        132,972
                                                                                              ------------------
                                                                                             832,948
                                                                                              ------------------
Oil Refining & Marketing (0.31%)
Valero Energy Corp                                         7,600                                        505,552
                                                                                              ------------------

Optical Supplies (0.09%)
Alcon Inc                                                  1,400                                        137,970
                                                                                              ------------------

Paper & Related Products (0.32%)
Bowater Inc (b)                                            2,400                                         54,600
International Paper Co                                    13,000                                        419,900
Potlatch Corp                                              1,197                                         45,187
                                                                                              ------------------
                                                                                             519,687
                                                                                              ------------------
Pharmacy Services (0.55%)
Caremark Rx Inc                                            9,700                                        483,739
Medco Health Solutions Inc (a)                             6,900                                        395,232
                                                                                              ------------------
                                                                                             878,971
                                                                                              ------------------
Pipelines (0.33%)
Williams Cos Inc                                          22,700                                        530,272
                                                                                              ------------------

Power Converter & Supply Equipment (0.04%)
American Power Conversion Corp                             3,400                                         66,266
                                                                                              ------------------

Property & Casualty Insurance (0.45%)
Progressive Corp/The                                      11,000                                        282,810
St Paul Travelers Cos Inc/The                              9,915                                        442,011
                                                                                              ------------------
                                                                                             724,821

                                                                                              ------------------
Publishing - Newspapers (0.29%)
Dow Jones & Co Inc (b)                                     1,300                                         45,513
Gannett Co Inc (b)                                         4,200                                        234,906
Tribune Co (b)                                             3,500                                        113,505
Washington Post Co/The                                       100                                         78,001
                                                                                              ------------------
                                                                                             471,925
                                                                                              ------------------
Regional Banks (4.42%)
Bank of America Corp                                      35,786                                      1,721,307

Fifth Third Bancorp                                       40,200                                      1,485,390
National City Corp                                        21,700                                        785,323
PNC Financial Services Group Inc                           1,400                                         98,238
SunTrust Banks Inc                                         8,000                                        610,080
US Bancorp                                                28,700                                        886,256
Wells Fargo & Co                                          23,000                                      1,542,840
                                                                                              ------------------
                                                                                           7,129,434
                                                                                              ------------------
Reinsurance (0.09%)
Axis Capital Holdings Ltd                                  4,800                                        137,328
                                                                                              ------------------

REITS - Apartments (0.31%)
Archstone-Smith Trust                                      9,800                                        498,526
                                                                                              ------------------

REITS - Mortgage (0.23%)
CapitalSource Inc                                         15,789                                        370,410
                                                                                              ------------------

REITS - Office Property (0.30%)
Boston Properties Inc                                      5,300                                        479,120
                                                                                              ------------------

REITS - Regional Malls (0.12%)
Simon Property Group Inc                                   2,400                                        199,056
                                                                                              ------------------

REITS - Shopping Centers (0.05%)
Kimco Realty Corp                                          2,400                                         87,576
                                                                                              ------------------

REITS - Warehouse & Industrial (0.19%)
Prologis                                                   5,800                                        302,296
                                                                                              ------------------

Retail - Apparel & Shoe (0.17%)
Ross Stores Inc                                            9,800                                        274,890
                                                                                              ------------------

Retail - Bedding (0.28%)
Bed Bath & Beyond Inc (a)                                 13,400                                        444,478
                                                                                              ------------------

Retail - Building Products (1.14%)
Home Depot Inc                                            35,100                                      1,256,229
Lowe's Cos Inc                                             9,600                                        582,432
                                                                                              ------------------
                                                                                           1,838,661
                                                                                              ------------------
Retail - Consumer Electronics (0.23%)
Best Buy Co Inc                                            6,650                                        364,686
                                                                                              ------------------

Retail - Discount (2.37%)
Costco Wholesale Corp                                      5,500                                        314,215
Target Corp                                               17,800                                        869,886
TJX Cos Inc                                               22,400                                        512,064
Wal-Mart Stores Inc                                       44,000                                      2,119,480
                                                                                              ------------------
                                                                                           3,815,645

                                                                                              ------------------
Retail - Drug Store (0.71%)
CVS Corp                                                  11,600                                        356,120
Walgreen Co                                               17,500                                        784,700
                                                                                              ------------------
                                                                                           1,140,820
                                                                                              ------------------
Retail - Office Supplies (0.17%)
Staples Inc                                               11,000                                        267,520
                                                                                              ------------------


Retail - Regional Department Store (0.95%)
Kohl's Corp (a)(b)                                        26,000                                      1,537,120
                                                                                              ------------------

Retail - Restaurants (0.24%)
Panera Bread Co (a)                                        2,000                                        134,480
Starbucks Corp (a)(b)                                      6,700                                        252,992
                                                                                              ------------------
                                                                                             387,472
                                                                                              ------------------
Savings & Loans - Thrifts (0.18%)
Washington Mutual Inc                                      6,300                                        287,154
                                                                                              ------------------

Schools (0.04%)
Apollo Group Inc (a)(b)                                    1,300                                         67,171
                                                                                              ------------------

Semiconductor Component - Integrated
Circuits (0.87%)
Analog Devices Inc                                        16,900                                        543,166
Linear Technology Corp (b)                                 4,000                                        133,960
Marvell Technology Group Ltd (a)                           6,700                                        297,011
Maxim Integrated Products Inc                             13,100                                        420,641
                                                                                              ------------------
                                                                                           1,394,778
                                                                                              ------------------
Semiconductor Equipment (0.38%)
Applied Materials Inc (b)                                 37,300                                        607,244
                                                                                              ------------------

Steel - Producers (0.24%)
Nucor Corp                                                 7,200                                        390,600
                                                                                              ------------------

Telecommunication Equipment (0.24%)
Comverse Technology Inc (a)(b)                             2,600                                         51,402
Lucent Technologies Inc (a)(b)                           139,000                                        336,380
                                                                                              ------------------
                                                                                             387,782
                                                                                              ------------------
Telecommunication Equipment - Fiber Optics (0.13%)
Corning Inc (a)                                            8,400                                        203,196
                                                                                              ------------------

Telecommunication Services (0.46%)
TELUS Corp                                                18,500                                        747,030
                                                                                              ------------------

Telephone - Integrated (1.70%)
Alltel Corp                                                6,300                                        402,129
BellSouth Corp                                            15,200                                        550,240
Sprint Nextel Corp                                        29,745                                        594,603
Verizon Communications Inc                                35,800                                      1,198,942
                                                                                              ------------------
                                                                                           2,745,914
                                                                                              ------------------
Television (0.15%)
Univision Communications Inc (a)                           7,200                                        241,200
                                                                                              ------------------

Therapeutics (0.30%)
Gilead Sciences Inc (a)                                    8,200                                        485,112
                                                                                              ------------------

Tobacco (1.67%)
Altria Group Inc                                          36,700                                      2,694,881
                                                                                              ------------------

Toys (0.08%)
Mattel Inc                                                 7,500                                        123,825
                                                                                              ------------------

Transport - Rail (0.79%)
Norfolk Southern Corp                                      9,000                                        478,980

Union Pacific Corp                                         8,600                                        799,456
                                                                                              ------------------
                                                                                           1,278,436
                                                                                              ------------------
Transport - Services (0.89%)
United Parcel Service Inc                                 17,400                                      1,432,542
                                                                                              ------------------

Web Portals (1.30%)
Google Inc (a)                                             3,500                                      1,467,655
Yahoo! Inc (a)(b)                                         19,100                                        630,300
                                                                                              ------------------
                                                                                           2,097,955
                                                                                              ------------------
Wireless Equipment (1.30%)
American Tower Corp (a)                                   23,760                                        739,411
Crown Castle International Corp (a)                       21,000                                        725,340
Motorola Inc                                              19,500                                        392,925
Qualcomm Inc                                               5,900                                        236,413
                                                                                              ------------------
                                                                                           2,094,089
                                                                                              ------------------
TOTAL COMMON STOCKS                                                                        $        157,864,788
                                                                                              ------------------
                                                       Principal
                                                        Amount                                 Value
                                                       ---------- --------------------------- ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.06%)
U.S. Treasury Bill (0.06%)
4.505%, 7/ 6/2006 (c)                                    100,000                                         99,967
                                                                                              ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS                                                                                $             99,967
                                                                                              ------------------
MONEY MARKET FUNDS (7.47%)
BNY Institutional Cash Reserve Fund (d)                12,040,000                                    12,040,000
                                                                                              ------------------
TOTAL MONEY MARKET FUNDS                                                                   $         12,040,000
                                                                                              ------------------
Total Investments                                                                          $        170,004,755
Liabilities in Excess of Other Assets, Net - (5.47)%                                                (8,823,695)
                                                                                              ------------------
TOTAL NET ASSETS - 100.00%                                                                 $        161,181,060
                                                                                              ==================
                                                                                              ------------------

                                                                                              ==================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security or a portion of the security was pledged to cover margin requirements for futures contracts.
     At the end of the period, the value of these securities totaled $99,967 or 0.06% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                  $         14,983,888
Unrealized Depreciation                                           (7,330,024)
                                                            ------------------
Net Unrealized Appreciation (Depreciation)                          7,653,864
Cost for federal income tax purposes                              162,350,891


                          SCHEDULE OF FUTURES CONTRACTS
                                                       Current     Unrealized
                              Number      Original     Market     Appreciation/
                                of
Type                          Contracts    Value        Value    (Depreciation)
------------------------------------ -------------------------------------------
Buy:
S&P 500 eMini; September 2006   21      $1,355,231    $1,343,370    $(11,861)

Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Financial                                                28.52%
Consumer, Non-cyclical                                   20.05%
Industrial                                               11.70%
Communications                                           11.03%
Energy                                                   10.38%
Technology                                                9.36%
Consumer, Cyclical                                        8.47%
Utilities                                                 3.32%
Basic Materials                                           2.58%
Government                                                0.06%
Liabilities in Excess of Other Assets, Net             (-5.47%)
                                              ------------------
TOTAL NET ASSETS                                        100.00%
                                              ==================

Other Assets Summary (unaudited)
-------------------------------------------------
Asset Type                               Percent
-------------------------------------------------
Futures                                    0.83%
     See accompanying notes.


Schedule of Investments
June 30, 2006 (unaudited)
LargeCap Growth Equity Account
                                                         Shares
                                                          Held                                       Value
                                                         ---------- --------------------------- ------------------
COMMON STOCKS (94.80%)
Aerospace & Defense (0.85%)
Boeing Co                                                    2,300                           $            188,393
General Dynamics Corp                                        1,000                                         65,460
Northrop Grumman Corp                                        1,500                                         96,090
                                                                                                ------------------
                                                                                               349,943
                                                                                                ------------------
Aerospace & Defense Equipment (0.38%)
Goodrich Corp                                                2,300                                         92,667
United Technologies Corp                                     1,000                                         63,420
                                                                                                ------------------
                                                                                               156,087
                                                                                                ------------------
Agricultural Operations (0.51%)
Archer-Daniels-Midland Co                                    5,100                                        210,528
                                                                                                ------------------

Apparel Manufacturers (0.08%)
Columbia Sportswear Co (a)                                     300                                         13,578
Liz Claiborne Inc                                              500                                         18,530
                                                                                                ------------------
                                                                                                32,108
                                                                                                ------------------
Appliances (0.24%)
Whirlpool Corp (b)                                           1,200                                         99,180
                                                                                                ------------------

Applications Software (0.43%)
Citrix Systems Inc (a)                                       3,200                                        128,448
Microsoft Corp                                               1,700                                         39,610
Red Hat Inc (a)(b)                                             400                                          9,360
                                                                                                ------------------
                                                                                               177,418
                                                                                                ------------------
Audio & Video Products (0.10%)
Harman International Industries Inc                            500                                         42,685
                                                                                                ------------------

Auto - Medium & Heavy Duty Trucks (0.18%)
Paccar Inc                                                     900                                         74,142
                                                                                                ------------------

Auto/Truck Parts & Equipment - Original (0.30%)
Johnson Controls Inc                                         1,500                                        123,330
                                                                                                ------------------

Batteries & Battery Systems (0.06%)
Energizer Holdings Inc (a)                                     400                                         23,428
                                                                                                ------------------

Beverages - Non-alcoholic (1.25%)
Coca-Cola Co/The                                            11,500                                        494,730
Pepsi Bottling Group Inc                                       500                                         16,075
                                                                                                ------------------
                                                                                               510,805
                                                                                                ------------------
Beverages - Wine & Spirits (0.05%)
Brown-Forman Corp                                              300                                         21,435
                                                                                                ------------------

Brewery (0.16%)
Anheuser-Busch Cos Inc                                       1,400                                         63,826
                                                                                                ------------------

Building - Mobil Home & Manufactured Housing (0.15%)
Thor Industries Inc (b)                                      1,300                                         62,985
                                                                                                ------------------


Building - Residential & Commercial (0.40%)
Centex Corp (b)                                                800                                         40,240
Lennar Corp                                                  1,000                                         44,370
NVR Inc (a)(b)                                                 100                                         49,125
Ryland Group Inc                                               700                                         30,499
                                                                                                ------------------
                                                                                               164,234
                                                                                                ------------------
Building Products - Air & Heating (0.16%)
American Standard Cos Inc                                    1,500                                         64,905
                                                                                                ------------------

Building Products - Cement & Aggregate (0.29%)
Martin Marietta Materials Inc                                1,300                                        118,495
                                                                                                ------------------

Building Products - Wood (0.12%)
Masco Corp                                                   1,600                                         47,424
                                                                                                ------------------

Casino Services (0.36%)
International Game Technology                                3,900                                        147,966
                                                                                                ------------------

Commercial Services (0.07%)
Weight Watchers International Inc                              700                                         28,623
                                                                                                ------------------

Commercial Services - Finance (1.24%)
Equifax Inc                                                  1,200                                         41,208
Moody's Corp                                                 6,000                                        326,760
Paychex Inc                                                  3,600                                        140,328
                                                                                                ------------------
                                                                                               508,296
                                                                                                ------------------
Computer Services (0.49%)
Affiliated Computer Services Inc (a)(b)                      1,200                                         61,932
Ceridian Corp (a)                                            2,100                                         51,324
Computer Sciences Corp (a)                                     300                                         14,532
DST Systems Inc (a)(b)                                       1,200                                         71,400
                                                                                                ------------------
                                                                                               199,188
                                                                                                ------------------
Computers (3.02%)
Dell Inc (a)                                                14,100                                        344,181
Hewlett-Packard Co                                          22,400                                        709,632
International Business Machines Corp                         2,400                                        184,368
                                                                                                ------------------
                                                                                             1,238,181
                                                                                                ------------------
Computers  -Memory Devices (0.04%)
Network Appliance Inc (a)                                      500                                         17,650
                                                                                                ------------------

Computers - Peripheral Equipment (0.16%)
Lexmark International Inc (a)                                1,200                                         66,996
                                                                                                ------------------

Cosmetics & Toiletries (0.23%)
Colgate-Palmolive Co                                         1,600                                         95,840
                                                                                                ------------------

Data Processing & Management (0.95%)
Fair Isaac Corp                                              1,700                                         61,727
First Data Corp                                              3,700                                        166,648
Fiserv Inc (a)                                                 800                                         36,288
Global Payments Inc                                          1,300                                         63,115
MoneyGram International Inc                                  1,200                                         40,740
Total System Services Inc (b)                                1,000                                         19,250
                                                                                                ------------------
                                                                                               387,768
                                                                                                ------------------
Distribution & Wholesale (0.55%)
CDW Corp (b)                                                   900                                         49,185

Fastenal Co (b)                                              2,800                                        112,812
WESCO International Inc (a)                                    700                                         48,300
WW Grainger Inc (b)                                            200                                         15,046
                                                                                                ------------------
                                                                                               225,343
                                                                                                ------------------
Diversified Manufacturing Operations (1.51%)
Crane Co                                                       300                                         12,480
Danaher Corp                                                 2,200                                        141,504
General Electric Co                                          5,000                                        164,800
Illinois Tool Works Inc                                      3,500                                        166,250
ITT Industries Inc                                           1,800                                         89,100
Parker Hannifin Corp                                           600                                         46,560
                                                                                                ------------------
                                                                                               620,694
                                                                                                ------------------
Electric Products - Miscellaneous (0.92%)
Emerson Electric Co                                          4,500                                        377,145
                                                                                                ------------------

Electronic Components - Miscellaneous (0.01%)
Jabil Circuit Inc                                              200                                          5,120
                                                                                                ------------------

Electronic Components - Semiconductors (3.16%)
Broadcom Corp (a)                                            7,700                                        231,385
Intel Corp                                                  12,800                                        242,560
Intersil Corp                                                1,600                                         37,200
Microchip Technology Inc                                     2,800                                         93,940
Micron Technology Inc (a)(b)                                 2,800                                         42,168
National Semiconductor Corp                                  5,400                                        128,790
Nvidia Corp (a)                                              5,100                                        108,579
Texas Instruments Inc                                       13,600                                        411,944
                                                                                                ------------------
                                                                                             1,296,566
                                                                                                ------------------
Electronic Measurement Instruments (0.82%)
Agilent Technologies Inc (a)                                10,300                                        325,068
Tektronix Inc                                                  400                                         11,768
                                                                                                ------------------
                                                                                               336,836
                                                                                                ------------------
Electronic Parts Distribution (0.04%)
Avnet Inc (a)                                                  800                                         16,016
                                                                                                ------------------

Engineering - Research & Development
Services (0.16%)
Fluor Corp                                                     700                                         65,051
                                                                                                ------------------

Engines - Internal Combustion (0.24%)
Cummins Inc                                                    800                                         97,800
                                                                                                ------------------

Enterprise Software & Services (0.52%)
BEA Systems Inc (a)                                          8,700                                        113,883
BMC Software Inc (a)(b)                                      4,100                                         97,990
                                                                                                ------------------
                                                                                               211,873
                                                                                                ------------------
Fiduciary Banks (0.68%)
Mellon Financial Corp                                        3,600                                        123,948
State Street Corp                                            2,700                                        156,843
                                                                                                ------------------
                                                                                               280,791
                                                                                                ------------------
Finance - Investment Banker & Broker (5.24%)
Bear Stearns Cos Inc/The                                       700                                         98,056
Charles Schwab Corp/The                                     20,100                                        321,198
E*Trade Financial Corp (a)                                   8,500                                        193,970
Goldman Sachs Group Inc                                      3,500                                        526,505
Investment Technology Group Inc (a)                            800                                         40,688
Jefferies Group Inc                                            500                                         14,815
JPMorgan Chase & Co                                          7,600                                        319,200
Lehman Brothers Holdings Inc                                 3,300                                        214,995
Merrill Lynch & Co Inc                                       4,500                                        313,020
Raymond James Financial Inc                                    400                                         12,108
TD Ameritrade Holding Corp                                   6,500                                         96,265
                                                                                                ------------------
                                                                                             2,150,820
                                                                                                ------------------
Finance - Mortgage Loan/Banker (0.28%)
Fannie Mae                                                   2,400                                        115,440
                                                                                                ------------------

Finance - Other Services (0.24%)
Chicago Mercantile Exchange Holdings Inc                       200                                         98,230
                                                                                                ------------------

Financial Guarantee Insurance (0.42%)
AMBAC Financial Group Inc                                      600                                         48,660
MBIA Inc                                                       700                                         40,985
PMI Group Inc/The                                            1,400                                         62,412
Radian Group Inc                                               300                                         18,534
                                                                                                ------------------
                                                                                               170,591
                                                                                                ------------------
Food - Dairy Products (0.11%)
Dean Foods Co (a)                                            1,200                                         44,628
                                                                                                ------------------

Food - Miscellaneous/Diversified (0.15%)
HJ Heinz Co                                                    400                                         16,488
Sara Lee Corp                                                2,900                                         46,458
                                                                                                ------------------
                                                                                                62,946
                                                                                                ------------------
Food - Retail (0.69%)
Kroger Co/The (b)                                           12,400                                        271,064
Weis Markets Inc (b)                                           300                                         12,360
                                                                                                ------------------
                                                                                               283,424
                                                                                                ------------------
Food - Wholesale & Distribution (0.31%)
Supervalu Inc (b)                                            2,200                                         67,540
Sysco Corp                                                   2,000                                         61,120
                                                                                                ------------------
                                                                                               128,660
                                                                                                ------------------
Footwear & Related Apparel (0.03%)
Timberland Co (a)                                              400                                         10,440
                                                                                                ------------------

Health Care Cost Containment (0.62%)
McKesson Corp                                                5,400                                        255,312
                                                                                                ------------------

Home Decoration Products (0.15%)
Newell Rubbermaid Inc                                        2,400                                         61,992
                                                                                                ------------------

Human Resources (0.52%)
Manpower Inc                                                   700                                         45,220
Monster Worldwide Inc (a)                                    1,500                                         63,990
Robert Half International Inc                                2,500                                        105,000
                                                                                                ------------------
                                                                                               214,210
                                                                                                ------------------
Industrial Automation & Robots (0.37%)
Rockwell Automation Inc                                      2,100                                        151,221
                                                                                                ------------------

Instruments - Scientific (0.31%)
Applera Corp - Applied Biosystems Group                      3,900                                        126,165
                                                                                                ------------------

Insurance Brokers (0.45%)
AON Corp                                                     4,200                                        146,244
Brown & Brown Inc (b)                                        1,300                                         37,986
                                                                                                ------------------
                                                                                               184,230
                                                                                                ------------------

                                                                                                ------------------
Investment Management & Advisory Services (0.26%)
Federated Investors Inc                                      2,300                                         72,450
Franklin Resources Inc                                         400                                         34,724
                                                                                                ------------------
                                                                                               107,174
                                                                                                ------------------
Life & Health Insurance (1.11%)
Aflac Inc                                                    8,200                                        380,070
Lincoln National Corp                                          700                                         39,508
Prudential Financial Inc                                       300                                         23,310
Torchmark Corp                                                 200                                         12,144
                                                                                                ------------------
                                                                                               455,032
                                                                                                ------------------
Machinery - Construction & Mining (1.52%)
Caterpillar Inc                                              6,800                                        506,464
Terex Corp (a)(b)                                            1,200                                        118,440
                                                                                                ------------------
                                                                                               624,904
                                                                                                ------------------
Machinery - Pumps (0.13%)
Flowserve Corp (a)                                             900                                         51,210
                                                                                                ------------------

Machinery Tools & Related Products (0.08%)
Lincoln Electric Holdings Inc                                  500                                         31,325
                                                                                                ------------------

Medical - Biomedical/Gene (3.06%)
Amgen Inc (a)                                                3,300                                        215,259
Biogen Idec Inc (a)                                          1,000                                         46,330
Celgene Corp (a)(b)                                          2,100                                         99,603
Genentech Inc (a)(b)                                        10,300                                        842,540
Millipore Corp (a)(b)                                          800                                         50,392
                                                                                                ------------------
                                                                                             1,254,124
                                                                                                ------------------
Medical - Drugs (8.86%)
Abbott Laboratories                                          2,800                                        122,108
Allergan Inc                                                 3,100                                        332,506
Bristol-Myers Squibb Co                                      6,100                                        157,746
Endo Pharmaceuticals Holdings Inc (a)                        1,800                                         59,364
Forest Laboratories Inc (a)                                 11,000                                        425,590
King Pharmaceuticals Inc (a)                                 2,400                                         40,800
Merck & Co Inc                                              36,100                                      1,315,123
Pfizer Inc                                                  43,900                                      1,030,333
Wyeth                                                        3,400                                        150,994
                                                                                                ------------------
                                                                                             3,634,564
                                                                                                ------------------
Medical - Generic Drugs (0.24%)
Barr Pharmaceuticals Inc (a)                                 2,100                                        100,149
                                                                                                ------------------

Medical - HMO (2.77%)
Aetna Inc                                                      300                                         11,979
Coventry Health Care Inc (a)                                   600                                         32,964
Health Net Inc (a)                                           3,800                                        171,646
Humana Inc (a)                                               1,300                                         69,810
UnitedHealth Group Inc                                      19,000                                        850,820
                                                                                                ------------------
                                                                                             1,137,219
                                                                                                ------------------
Medical - Hospitals (0.17%)
HCA Inc (b)                                                    800                                         34,520
Health Management Associates Inc                             1,700                                         33,507
                                                                                                ------------------
                                                                                                68,027
                                                                                                ------------------
Medical - Outpatient & Home Medical Care (0.28%)
Lincare Holdings Inc (a)                                     3,000                                        113,520
                                                                                                ------------------


Medical - Wholesale Drug Distribution (0.84%)
AmerisourceBergen Corp                                       3,000                                        125,760
Cardinal Health Inc                                          3,400                                        218,722
                                                                                                ------------------
                                                                                               344,482
                                                                                                ------------------
Medical Information Systems (0.14%)
Cerner Corp (a)(b)                                           1,600                                         59,376
                                                                                                ------------------

Medical Instruments (0.30%)
Medtronic Inc                                                2,000                                         93,840
Techne Corp (a)(b)                                             600                                         30,552
                                                                                                ------------------
                                                                                               124,392
                                                                                                ------------------
Medical Laboratory & Testing Service (0.25%)
Quest Diagnostics Inc                                        1,700                                        101,864
                                                                                                ------------------

Medical Products (1.76%)
Baxter International Inc                                     1,500                                         55,140
Henry Schein Inc (a)                                           900                                         42,057
Johnson & Johnson                                            6,200                                        371,504
Mentor Corp                                                  1,100                                         47,850
Stryker Corp                                                 1,300                                         54,743
Varian Medical Systems Inc (a)                               3,200                                        151,520
                                                                                                ------------------
                                                                                               722,814
                                                                                                ------------------
Motorcycle/Motor Scooter (0.21%)
Harley-Davidson Inc                                          1,600                                         87,824
                                                                                                ------------------

Multi-line Insurance (2.56%)
American International Group Inc                            15,300                                        903,465
Loews Corp                                                   4,100                                        145,345
                                                                                                ------------------
                                                                                             1,048,810
                                                                                                ------------------
Non-hazardous Waste Disposal (0.16%)
Allied Waste Industries Inc (a)                              1,100                                         12,496
Waste Management Inc                                         1,500                                         53,820
                                                                                                ------------------
                                                                                                66,316
                                                                                                ------------------
Office Automation & Equipment (0.11%)
Pitney Bowes Inc                                             1,100                                         45,430
                                                                                                ------------------

Office Furnishings - Original (0.10%)
Herman Miller Inc                                              500                                         12,885
HNI Corp                                                       600                                         27,210
                                                                                                ------------------
                                                                                                40,095
                                                                                                ------------------
Oil - Field Services (1.36%)
Baker Hughes Inc                                             4,600                                        376,510
BJ Services Co                                               4,900                                        182,574
                                                                                                ------------------
                                                                                               559,084
                                                                                                ------------------
Oil Company - Exploration & Production (0.30%)
Anadarko Petroleum Corp                                      2,600                                        123,994
                                                                                                ------------------

Oil Company - Integrated (2.88%)
ConocoPhillips                                               2,497                                        163,628
Exxon Mobil Corp                                            10,300                                        631,905
Hess Corp (b)                                                1,800                                         95,130
Marathon Oil Corp                                            2,000                                        166,600
Occidental Petroleum Corp                                    1,200                                        123,060
                                                                                                ------------------
                                                                                             1,180,323
                                                                                                ------------------
Oil Field Machinery & Equipment (0.19%)
Cameron International Corp (a)                                 800                                         38,216

FMC Technologies Inc (a)                                       600                                         40,476
                                                                                                ------------------
                                                                                                78,692
                                                                                                ------------------
Oil Refining & Marketing (0.36%)
Sunoco Inc                                                   2,100                                        145,509
                                                                                                ------------------

Pharmacy Services (1.79%)
Caremark Rx Inc                                              2,900                                        144,623
Express Scripts Inc (a)                                      7,200                                        516,528
Omnicare Inc (b)                                             1,500                                         71,130
                                                                                                ------------------
                                                                                               732,281
                                                                                                ------------------
Property & Casualty Insurance (1.80%)
21st Century Insurance Group                                   900                                         12,960
Chubb Corp                                                   1,600                                         79,840
Progressive Corp/The                                        12,900                                        331,659
St Paul Travelers Cos Inc/The                                4,800                                        213,984
WR Berkley Corp                                              2,900                                         98,977
                                                                                                ------------------
                                                                                               737,420
                                                                                                ------------------
Rental - Auto & Equipment (0.07%)
Rent-A-Center Inc (a)                                        1,200                                         29,832
                                                                                                ------------------

Research & Development (0.13%)
Pharmaceutical Product Development Inc                       1,500                                         52,680
                                                                                                ------------------

Respiratory Products (0.15%)
Respironics Inc (a)                                          1,800                                         61,596
                                                                                                ------------------

Retail - Apparel & Shoe (0.98%)
Abercrombie & Fitch Co                                         400                                         22,172
AnnTaylor Stores Corp (a)                                    1,100                                         47,718
Chico's FAS Inc (a)(b)                                       4,200                                        113,316
Claire's Stores Inc                                          3,200                                         81,632
Men's Wearhouse Inc (b)                                      1,000                                         30,300
Nordstrom Inc                                                2,900                                        105,850
                                                                                                ------------------
                                                                                               400,988
                                                                                                ------------------
Retail - Auto Parts (0.67%)
Advance Auto Parts Inc                                       2,950                                         85,255
Autozone Inc (a)                                             1,100                                         97,020
O'Reilly Automotive Inc (a)(b)                               3,000                                         93,570
                                                                                                ------------------
                                                                                               275,845
                                                                                                ------------------
Retail - Automobile (0.27%)
Autonation Inc (a)(b)                                        5,100                                        109,344
                                                                                                ------------------

Retail - Bedding (0.39%)
Bed Bath & Beyond Inc (a)                                    4,800                                        159,216
                                                                                                ------------------

Retail - Building Products (5.97%)
Home Depot Inc                                              40,600                                      1,453,074
Lowe's Cos Inc                                              16,400                                        994,988
                                                                                                ------------------
                                                                                             2,448,062
                                                                                                ------------------
Retail - Consumer Electronics (0.63%)
Best Buy Co Inc                                              3,300                                        180,972
Circuit City Stores Inc                                      2,900                                         78,938
                                                                                                ------------------
                                                                                               259,910
                                                                                                ------------------
Retail - Discount (2.91%)
BJ's Wholesale Club Inc (a)                                  1,000                                         28,350
Costco Wholesale Corp                                        3,100                                        177,103

Dollar General Corp                                          4,100                                         57,318
Dollar Tree Stores Inc (a)                                   1,800                                         47,700
Family Dollar Stores Inc                                       600                                         14,658
TJX Cos Inc                                                  3,000                                         68,580
Wal-Mart Stores Inc                                         16,600                                        799,622
                                                                                                ------------------
                                                                                             1,193,331
                                                                                                ------------------
Retail - Drug Store (1.15%)
Walgreen Co (b)                                             10,500                                        470,820
                                                                                                ------------------

Retail - Jewelry (0.23%)
Tiffany & Co                                                 2,900                                         95,758
                                                                                                ------------------

Retail - Office Supplies (1.17%)
Office Depot Inc (a)                                         8,400                                        319,200
Staples Inc                                                  6,600                                        160,512
                                                                                                ------------------
                                                                                               479,712
                                                                                                ------------------
Retail - Restaurants (2.00%)
Applebees International Inc                                  1,800                                         34,596
Brinker International Inc                                    1,300                                         47,190
Darden Restaurants Inc                                       1,600                                         63,040
Sonic Corp (a)(b)                                              850                                         17,672
Starbucks Corp (a)                                          15,600                                        589,056
Wendy's International Inc                                    1,200                                         69,948
                                                                                                ------------------
                                                                                               821,502
                                                                                                ------------------
Savings & Loans - Thrifts (0.07%)
Golden West Financial Corp                                     400                                         29,680
                                                                                                ------------------

Schools (0.13%)
ITT Educational Services Inc (a)                               800                                         52,648
                                                                                                ------------------

Semiconductor Equipment (0.26%)
Applied Materials Inc (b)                                    5,700                                         92,796
Lam Research Corp (a)                                          300                                         13,986
                                                                                                ------------------
                                                                                               106,782
                                                                                                ------------------
Steel - Producers (0.92%)
Nucor Corp                                                   5,300                                        287,525
Reliance Steel & Aluminum Co                                 1,100                                         91,245
                                                                                                ------------------
                                                                                               378,770
                                                                                                ------------------
Telecommunication Equipment (0.35%)
Adtran Inc                                                   2,300                                         51,589
Harris Corp                                                  1,400                                         58,114
Tellabs Inc (a)                                              2,400                                         31,944
                                                                                                ------------------
                                                                                               141,647
                                                                                                ------------------
Telecommunication Equipment - Fiber Optics (1.12%)
Corning Inc (a)                                             19,000                                        459,610
                                                                                                ------------------

Telephone - Integrated (0.61%)
BellSouth Corp                                               5,100                                        184,620
CenturyTel Inc (b)                                             400                                         14,860
Qwest Communications International Inc (a)(b)                6,100                                         49,349
                                                                                                ------------------
                                                                                               248,829
                                                                                                ------------------
Television (0.07%)
Univision Communications Inc (a)                               800                                         26,800
                                                                                                ------------------


Textile - Home Furnishings (0.14%)
Mohawk Industries Inc (a)(b)                                   800                                         56,280
                                                                                                ------------------

Therapeutics (0.20%)
Gilead Sciences Inc (a)                                      1,400                                         82,824
                                                                                                ------------------

Tobacco (1.00%)
Altria Group Inc                                             5,200                                        381,836
UST Inc                                                        600                                         27,114
                                                                                                ------------------
                                                                                               408,950

                                                                                                ------------------
Transport - Rail (1.30%)
Burlington Northern Santa Fe Corp                            4,000                                        317,000
Norfolk Southern Corp                                        2,300                                        122,406
Union Pacific Corp                                           1,000                                         92,960
                                                                                                ------------------
                                                                                               532,366
                                                                                                ------------------
Transport - Services (2.87%)
CH Robinson Worldwide Inc                                    5,100                                        271,830
Expeditors International Washington Inc (b)                  5,800                                        324,858
FedEx Corp                                                   4,700                                        549,242
Ryder System Inc                                               500                                         29,215
                                                                                                ------------------
                                                                                             1,175,145
                                                                                                ------------------
Transport - Truck (0.05%)
Landstar System Inc                                            400                                         18,892
                                                                                                ------------------

Web Portals (1.02%)
Google Inc (a)                                               1,000                                        419,330
                                                                                                ------------------

Wireless Equipment (3.61%)
Motorola Inc                                                27,900                                        562,185
Qualcomm Inc                                                22,900                                        917,603
                                                                                                ------------------
                                                                                             1,479,788
                                                                                                ------------------
TOTAL COMMON STOCKS                                                                          $         38,877,901
                                                                                                ------------------
                                                         Principal
                                                          Amount                                      Value
                                                         ---------- --------------------------- ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.25%)
U.S. Treasury Bill (0.25%)
4.585%, 8/24/2006 (c)                                      105,000                                        104,282
                                                                                                ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                        $            104,282
                                                                                                ------------------
MONEY MARKET FUNDS (8.81%)
BNY Institutional Cash Reserve Fund (d)                  3,613,000                                      3,613,000
                                                                                                ------------------
TOTAL MONEY MARKET FUNDS                                                                     $          3,613,000
                                                                                                ------------------
Total Investments                                                                            $         42,595,183
Liabilities in Excess of Other Assets, Net - (3.86)%                                                  (1,582,559)
                                                                                                ------------------
TOTAL NET ASSETS - 100.00%                                                                   $         41,012,624
                                                                                                ==================
                                                                                                ------------------

                                                                                                ==================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
    At the end of the period, the value of these securities totaled $104,282 or 0.25% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                $          1,468,165
Unrealized Depreciation                                         (2,309,926)
                                                          ------------------
Net Unrealized Appreciation (Depreciation)                        (841,761)
Cost for federal income tax purposes                             43,436,944


                          SCHEDULE OF FUTURES CONTRACTS
                                                                            Current          Unrealized
                                               Number         Original      Market          Appreciation/
                                                 of
Type                                           Contracts       Value         Value         (Depreciation)
---------------------------------------------- -------- ----------------------------------------------------
Buy:
S&P 500; September 2006                           4        $1,272,595      $1,279,400             $6,805

Portfolio Summary (unaudited)
----------------------------------------------------------------------------
Sector                                                              Percent
----------------------------------------------------------------------------
Consumer, Non-cyclical                                               27.92%
Financial                                                            21.92%
Consumer, Cyclical                                                   19.37%
Industrial                                                           12.33%
Technology                                                            9.28%
Communications                                                        6.77%
Energy                                                                5.09%
Basic Materials                                                       0.92%
Government                                                            0.26%
Liabilities in Excess of Other Assets, Net                         (-3.86%)
                                                          ------------------
TOTAL NET ASSETS                                                    100.00%
                                                          ==================

Other Assets Summary (unaudited)
----------------------------------------------------------------------------
Asset Type                                                          Percent
----------------------------------------------------------------------------
Futures                                                               3.12%

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
LargeCap Stock Index Account
                                                                      Shares
                                                                       Held                                       Value
                                                                      ---------- --------------------------- ------------------
COMMON STOCKS (99.29%)
Advertising Agencies (0.16%)
Interpublic Group of Cos Inc (a)(b)                                      6,883                           $              57,473
Omnicom Group Inc                                                         2,692                                        239,830
                                                                                                             ------------------
                                                                                                                       297,303
                                                                                                             ------------------
Aerospace & Defense (1.41%)
Boeing Co                                                                12,615                                      1,033,295
General Dynamics Corp                                                     6,369                                        416,915
Lockheed Martin Corp                                                      5,588                                        400,883
Northrop Grumman Corp                                                     5,424                                        347,461
Raytheon Co                                                               7,040                                        313,773
Rockwell Collins Inc                                                      2,699                                        150,793
                                                                                                             ------------------
                                                                                                                     2,663,120
                                                                                                             ------------------
Aerospace & Defense Equipment (0.58%)
Goodrich Corp                                                             1,955                                         78,767
United Technologies Corp                                                 15,949                                      1,011,486
                                                                                                             ------------------
                                                                                                                     1,090,253
                                                                                                             ------------------
Agricultural Chemicals (0.19%)
Monsanto Co                                                               4,269                                        359,407
                                                                                                             ------------------

Agricultural Operations (0.23%)
Archer-Daniels-Midland Co                                                10,325                                        426,216
                                                                                                             ------------------

Airlines (0.10%)
Southwest Airlines Co                                                    11,143                                        182,411
                                                                                                             ------------------

Apparel Manufacturers (0.21%)
Coach Inc (b)                                                             6,074                                        181,613
Jones Apparel Group Inc                                                   1,776                                         56,459
Liz Claiborne Inc                                                         1,649                                         61,112
VF Corp                                                                   1,385                                         94,069
                                                                                                             ------------------
                                                                                                            393,253
                                                                                                             ------------------
Appliances (0.05%)
Whirlpool Corp                                                            1,230                                        101,659
                                                                                                             ------------------

Applications Software (1.88%)
Citrix Systems Inc (b)                                                    2,874                                        115,362
Compuware Corp (a)(b)                                                     5,954                                         39,892
Intuit Inc (a)(b)                                                         2,696                                        162,812
Microsoft Corp                                                          138,418                                      3,225,139
                                                                                                             ------------------
                                                                                                          3,543,205
                                                                                                             ------------------
Athletic Footwear (0.13%)
Nike Inc                                                                  2,979                                        241,299
                                                                                                             ------------------

Audio & Video Products (0.05%)
Harman International Industries Inc                                       1,056                                         90,151
                                                                                                             ------------------

Auto - Car & Light Trucks (0.25%)
Ford Motor Co (a)                                                        29,598                                        205,114
General Motors Corp (a)                                                   8,923                                        265,816
                                                                                                             ------------------
                                                                                                            470,930
                                                                                                             ------------------

Auto - Medium & Heavy Duty Trucks (0.13%)
Navistar International Corp (b)                                             973                                         23,946
Paccar Inc                                                                2,630                                        216,659
                                                                                                             ------------------
                                                                                                            240,605
                                                                                                             ------------------
Auto/Truck Parts & Equipment - Original (0.13%)
Johnson Controls Inc                                                      3,076                                        252,909
                                                                                                             ------------------

Beverages - Non-alcoholic (1.66%)
Coca-Cola Co/The                                                         32,337                                      1,391,138
Coca-Cola Enterprises Inc                                                 4,789                                         97,552
Pepsi Bottling Group Inc                                                  2,116                                         68,029
PepsiCo Inc                                                              26,072                                      1,565,363
                                                                                                             ------------------
                                                                                                          3,122,082
                                                                                                             ------------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp                                                         1,312                                         93,742
Constellation Brands Inc (b)                                              3,138                                         78,450
                                                                                                             ------------------
                                                                                                            172,192
                                                                                                             ------------------
Brewery (0.33%)
Anheuser-Busch Cos Inc (a)                                               12,193                                        555,879
Molson Coors Brewing Co                                                     909                                         61,703
                                                                                                             ------------------
                                                                                                            617,582
                                                                                                             ------------------
Broadcasting Services & Programming (0.13%)
Clear Channel Communications Inc                                          7,940                                        245,743
                                                                                                             ------------------

Building - Residential & Commercial (0.24%)
Centex Corp (a)                                                           1,915                                         96,325
DR Horton Inc                                                             4,292                                        102,235
KB Home                                                                   1,189                                         54,516
Lennar Corp                                                               2,200                                         97,614
Pulte Homes Inc (a)                                                       3,360                                         96,734
                                                                                                             ------------------
                                                                                                            447,424
                                                                                                             ------------------
Building Products - Air & Heating (0.06%)
American Standard Cos Inc                                                 2,791                                        120,767
                                                                                                             ------------------

Building Products - Wood (0.10%)
Masco Corp                                                                6,267                                        185,754
                                                                                                             ------------------

Cable TV (0.58%)
Comcast Corp (b)                                                         33,336                                      1,091,421
                                                                                                             ------------------

Casino Hotels (0.11%)
Harrah's Entertainment Inc                                                2,915                                        207,490
                                                                                                             ------------------

Casino Services (0.11%)
International Game Technology                                             5,350                                        202,979
                                                                                                             ------------------

Chemicals - Diversified (0.79%)
Dow Chemical Co/The                                                      15,174                                        592,241
EI Du Pont de Nemours & Co                                               14,535                                        604,656
PPG Industries Inc                                                        2,613                                        172,458
Rohm & Haas Co                                                            2,293                                        114,925
                                                                                                             ------------------
                                                                                                          1,484,280
                                                                                                             ------------------
Chemicals - Specialty (0.22%)
Ashland Inc                                                               1,121                                         74,771
Eastman Chemical Co                                                       1,290                                         69,660
Ecolab Inc                                                                2,873                                        116,586

Hercules Inc (b)                                                          1,793                                         27,361
International Flavors & Fragrances Inc (a)                                1,247                                         43,944
Sigma-Aldrich Corp (a)                                                    1,056                                         76,708
                                                                                                             ------------------
                                                                                                            409,030
                                                                                                             ------------------
Coal (0.07%)
Consol Energy Inc                                                         2,884                                        134,740
                                                                                                             ------------------

Coatings & Paint (0.04%)
Sherwin-Williams Co/The                                                   1,758                                         83,470
                                                                                                             ------------------

Commercial Banks (0.97%)
AmSouth Bancorp                                                           5,460                                        144,417
BB&T Corp                                                                 8,678                                        360,918
Commerce Bancorp Inc/NJ                                                   2,906                                        103,657
Compass Bancshares Inc                                                    2,037                                        113,257
First Horizon National Corp                                               1,944                                         78,149
M&T Bank Corp                                                             1,245                                        146,810
Marshall & Ilsley Corp (a)                                                3,555                                        162,606
North Fork Bancorporation Inc                                             7,339                                        221,418
Regions Financial Corp                                                    7,196                                        238,331
Synovus Financial Corp                                                    5,092                                        136,364
Zions Bancorporation                                                      1,674                                        130,472
                                                                                                             ------------------
                                                                                                          1,836,399
                                                                                                             ------------------
Commercial Services (0.02%)
Convergys Corp (b)                                                        2,211                                         43,114
                                                                                                             ------------------

Commercial Services - Finance (0.32%)
Equifax Inc                                                               2,029                                         69,676
H&R Block Inc                                                             5,182                                        123,642
Moody's Corp                                                              3,854                                        209,889
Paychex Inc                                                               5,273                                        205,542
                                                                                                             ------------------
                                                                                                            608,749

                                                                                                             ------------------
Computer Aided Design (0.08%)
Autodesk Inc (b)                                                          3,656                                        125,986
Parametric Technology Corp (b)                                            1,758                                         22,344
                                                                                                             ------------------
                                                                                                            148,330
                                                                                                             ------------------
Computer Services (0.25%)
Affiliated Computer Services Inc (a)(b)                                   1,871                                         96,562
Computer Sciences Corp (b)                                                2,963                                        143,528
Electronic Data Systems Corp                                              8,180                                        196,811
Unisys Corp (a)(b)                                                        5,412                                         33,987
                                                                                                             ------------------
                                                                                                            470,888
                                                                                                             ------------------
Computers (2.74%)
Apple Computer Inc (b)                                                   13,419                                        766,493
Dell Inc (b)                                                             35,841                                        874,879
Gateway Inc (a)(b)                                                        4,169                                          7,921
Hewlett-Packard Co                                                       44,013                                      1,394,332
International Business Machines Corp                                     24,462                                      1,879,171
Sun Microsystems Inc (b)                                                 55,186                                        229,022
                                                                                                             ------------------
                                                                                                          5,151,818

                                                                                                             ------------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                                              2,872                                        105,230
                                                                                                             ------------------

Computers  -Memory Devices (0.41%)
EMC Corp/Massachusetts (b)                                               37,308                                        409,269
Network Appliance Inc (a)(b)                                              5,903                                        208,376

SanDisk Corp (a)(b)                                                       3,082                                        157,120
                                                                                                             ------------------
                                                                                                            774,765
                                                                                                             ------------------
Computers - Peripheral Equipment (0.05%)
Lexmark International Inc (b)                                             1,662                                         92,789
                                                                                                             ------------------

Consumer Products - Miscellaneous (0.40%)
Clorox Co                                                                 2,380                                        145,109
Fortune Brands Inc                                                        2,314                                        164,317
Kimberly-Clark Corp                                                       7,254                                        447,572
                                                                                                             ------------------
                                                                                                            756,998
                                                                                                             ------------------
Containers - Metal & Glass (0.03%)
Ball Corp (a)                                                             1,652                                         61,190
                                                                                                             ------------------

Containers - Paper & Plastic (0.09%)
Bemis Co                                                                  1,654                                         50,646
Pactiv Corp (b)                                                           2,227                                         55,118
Sealed Air Corp                                                           1,287                                         67,027
                                                                                                             ------------------
                                                                                                            172,791
                                                                                                             ------------------
Cosmetics & Toiletries (1.97%)
Alberto-Culver Co                                                         1,200                                         58,464
Avon Products Inc                                                         7,104                                        220,224
Colgate-Palmolive Co                                                      8,120                                        486,388
Estee Lauder Cos Inc/The (a)                                              1,875                                         72,506
Procter & Gamble Co                                                      51,774                                      2,878,635
                                                                                                             ------------------
                                                                                                          3,716,217
                                                                                                             ------------------
Cruise Lines (0.15%)
Carnival Corp (a)                                                         6,853                                        286,044
                                                                                                             ------------------

Data Processing & Management (0.57%)
Automatic Data Processing Inc                                             9,094                                        412,413
First Data Corp                                                          12,079                                        544,038
Fiserv Inc (b)                                                            2,772                                        125,738
                                                                                                             ------------------
                                                                                                          1,082,189
                                                                                                             ------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                                  2,187                                         76,392
                                                                                                             ------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                               1,634                                        119,707
                                                                                                             ------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                          2,724                                        113,482
WW Grainger Inc (a)                                                       1,204                                         90,577
                                                                                                             ------------------
                                                                                                            204,059
                                                                                                             ------------------
Diversified Manufacturing Operations (5.08%)
3M Co                                                                    11,895                                        960,759
Cooper Industries Ltd                                                     1,458                                        135,477
Danaher Corp                                                              3,722                                        239,399
Dover Corp                                                                3,217                                        159,016
Eaton Corp                                                                2,370                                        178,698
General Electric Co (c)                                                 164,062                                      5,407,484
Honeywell International Inc                                              13,063                                        526,439
Illinois Tool Works Inc                                                   6,534                                        310,365
Ingersoll-Rand Co Ltd                                                     5,191                                        222,071
ITT Industries Inc                                                        2,918                                        144,441
Leggett & Platt Inc (a)                                                   2,876                                         71,842
Parker Hannifin Corp                                                      1,898                                        147,285
Textron Inc                                                               2,053                                        189,246
Tyco International Ltd                                                   32,133                                        883,658
                                                                                                             ------------------
                                                                                                          9,576,180
                                                                                                             ------------------
Diversified Operations & Commercial Services (0.14%)
Cendant Corp (a)                                                         15,781                                        257,072
                                                                                                             ------------------

Drug Delivery Systems (0.06%)
Hospira Inc (b)                                                           2,465                                        105,847
                                                                                                             ------------------

E-Commerce - Products (0.10%)
Amazon.Com Inc (a)(b)                                                     4,879                                        188,720
                                                                                                             ------------------

E-Commerce - Services (0.28%)
eBay Inc (b)                                                             18,244                                        534,367
                                                                                                             ------------------

Electric - Generation (0.10%)
AES Corp/The (b)                                                         10,387                                        191,640
                                                                                                             ------------------

Electric - Integrated (2.90%)
Allegheny Energy Inc (a)(b)                                               2,577                                         95,529
Ameren Corp (a)                                                           3,240                                        163,620
American Electric Power Co Inc                                            6,215                                        212,864
Centerpoint Energy Inc (a)                                                4,913                                         61,412
CMS Energy Corp (a)(b)                                                    3,489                                         45,148
Consolidated Edison Inc (a)                                               3,878                                        172,338
Constellation Energy Group Inc                                            2,823                                        153,910
Dominion Resources Inc/VA                                                 5,483                                        410,074
DTE Energy Co (a)                                                         2,805                                        114,276
Duke Energy Corp                                                         19,485                                        572,274
Edison International                                                      5,141                                        200,499
Entergy Corp                                                              3,281                                        232,131
Exelon Corp                                                              10,547                                        599,386
FirstEnergy Corp                                                          5,204                                        282,109
FPL Group Inc (a)                                                         6,378                                        263,922
PG&E Corp                                                                 5,477                                        215,137
Pinnacle West Capital Corp                                                1,565                                         62,459
PPL Corp                                                                  6,003                                        193,897
Progress Energy Inc                                                       3,991                                        171,094
Public Service Enterprise Group Inc                                       3,968                                        262,364
Southern Co/The (a)                                                      11,708                                        375,241
TECO Energy Inc                                                           3,294                                         49,212
TXU Corp                                                                  7,296                                        436,228
Xcel Energy Inc                                                           6,398                                        122,714
                                                                                                             ------------------
                                                                                                          5,467,838
                                                                                                             ------------------
Electric Products - Miscellaneous (0.33%)
Emerson Electric Co                                                       6,476                                        542,753
Molex Inc                                                                 2,240                                         75,197
                                                                                                             ------------------
                                                                                                            617,950
                                                                                                             ------------------
Electronic Components - Miscellaneous (0.08%)
Jabil Circuit Inc                                                         2,809                                         71,910
Sanmina-SCI Corp (b)                                                      8,407                                         38,672
Solectron Corp (b)                                                       14,428                                         49,344
                                                                                                             ------------------
                                                                                                            159,926
                                                                                                             ------------------
Electronic Components - Semiconductors (2.04%)
Advanced Micro Devices Inc (b)                                            7,638                                        186,520
Altera Corp (a)(b)                                                        5,669                                         99,491
Broadcom Corp (b)                                                         7,227                                        217,171
Freescale Semiconductor Inc - B Shares (b)                                6,402                                        188,219

Intel Corp                                                               91,779                                      1,739,212
LSI Logic Corp (b)                                                        6,259                                         56,018
Micron Technology Inc (b)                                                11,383                                        171,428
National Semiconductor Corp                                               5,327                                        127,049
Nvidia Corp (b)                                                           5,562                                        118,415
PMC - Sierra Inc (a)(b)                                                   3,258                                         30,625
QLogic Corp (b)                                                           2,544                                         43,859
Texas Instruments Inc                                                    24,582                                        744,589
Xilinx Inc (a)                                                            5,420                                        122,763
                                                                                                             ------------------
                                                                                                          3,845,359
                                                                                                             ------------------
Electronic Forms (0.15%)
Adobe Systems Inc (b)                                                     9,446                                        286,781
                                                                                                             ------------------

Electronic Measurement Instruments (0.13%)
Agilent Technologies Inc (b)                                              6,718                                        212,020
Tektronix Inc                                                             1,320                                         38,834
                                                                                                             ------------------
                                                                                                            250,854
                                                                                                             ------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                                           1,924                                        145,108
                                                                                                             ------------------

Engineering - Research & Development
Services (0.07%)
Fluor Corp                                                                1,381                                        128,336
                                                                                                             ------------------

Engines - Internal Combustion (0.05%)
Cummins Inc                                                                 733                                         89,609
                                                                                                             ------------------

Enterprise Software & Services (0.61%)
BMC Software Inc (b)                                                      3,358                                         80,256
CA Inc                                                                    7,199                                        147,940
Novell Inc (a)(b)                                                         5,349                                         35,464
Oracle Corp (b)                                                          61,443                                        890,309
                                                                                                             ------------------
                                                                                                          1,153,969
                                                                                                             ------------------
Entertainment Software (0.11%)
Electronic Arts Inc (a)(b)                                                4,830                                        207,883
                                                                                                             ------------------

Fiduciary Banks (0.58%)
Bank of New York Co Inc/The                                              12,177                                        392,099
Mellon Financial Corp                                                     6,525                                        224,656
Northern Trust Corp                                                       2,924                                        161,697
State Street Corp                                                         5,244                                        304,624
                                                                                                             ------------------
                                                                                                          1,083,076
                                                                                                             ------------------
Filtration & Separation Products (0.03%)
Pall Corp                                                                 1,970                                         55,160
                                                                                                             ------------------

Finance - Commercial (0.09%)
CIT Group Inc                                                             3,145                                        164,452
                                                                                                             ------------------

Finance - Consumer Loans (0.18%)
SLM Corp                                                                  6,483                                        343,080
                                                                                                             ------------------

Finance - Credit Card (0.77%)
American Express Co                                                      19,467                                      1,036,034
Capital One Financial Corp                                                4,781                                        408,536
                                                                                                             ------------------
                                                                                                          1,444,570
                                                                                                             ------------------
Finance - Investment Banker & Broker (5.54%)
Bear Stearns Cos Inc/The                                                  1,903                                        266,572

Charles Schwab Corp/The                                                  16,279                                        260,139
Citigroup Inc                                                            78,434                                      3,783,656
E*Trade Financial Corp (b)                                                6,728                                        153,533
Goldman Sachs Group Inc                                                   6,817                                      1,025,481
JPMorgan Chase & Co                                                      54,820                                      2,302,440
Lehman Brothers Holdings Inc                                              8,448                                        550,387
Merrill Lynch & Co Inc                                                   14,579                                      1,014,115
Morgan Stanley                                                           16,899                                      1,068,186
                                                                                                             ------------------
                                                                                                         10,424,509
                                                                                                             ------------------
Finance - Mortgage Loan/Banker (0.91%)
Countrywide Financial Corp                                                9,587                                        365,073
Fannie Mae                                                               15,271                                        734,535
Freddie Mac                                                              10,902                                        621,523
                                                                                                             ------------------
                                                                                                          1,721,131
                                                                                                             ------------------
Financial Guarantee Insurance (0.19%)
AMBAC Financial Group Inc                                                 1,668                                        135,275
MBIA Inc                                                                  2,126                                        124,477
MGIC Investment Corp                                                      1,379                                         89,635
                                                                                                             ------------------
                                                                                                            349,387
                                                                                                             ------------------
Food - Confectionery (0.17%)
Hershey Co/The (a)                                                        2,802                                        154,306
WM Wrigley Jr Co - B Shares                                                 692                                         31,348
WM Wrigley Jr Co                                                          2,770                                        125,647
                                                                                                             ------------------
                                                                                                            311,301
                                                                                                             ------------------
Food - Dairy Products (0.04%)
Dean Foods Co (b)                                                         2,146                                         79,810
                                                                                                             ------------------

Food - Meat Products (0.03%)
Tyson Foods Inc                                                           3,975                                         59,068
                                                                                                             ------------------

Food - Miscellaneous/Diversified (0.66%)
Campbell Soup Co                                                          2,924                                        108,510
ConAgra Foods Inc                                                         8,194                                        181,169
General Mills Inc                                                         5,616                                        290,123
HJ Heinz Co                                                               5,286                                        217,889
Kellogg Co                                                                3,847                                        186,310
McCormick & Co Inc                                                        2,090                                         70,119
Sara Lee Corp                                                            11,993                                        192,128
                                                                                                             ------------------
                                                                                                          1,246,248
                                                                                                             ------------------
Food - Retail (0.31%)
Kroger Co/The                                                            11,415                                        249,532
Safeway Inc                                                               7,102                                        184,652
Whole Foods Market Inc                                                    2,210                                        142,854
                                                                                                             ------------------
                                                                                                            577,038
                                                                                                             ------------------
Food - Wholesale & Distribution (0.21%)
Supervalu Inc (a)                                                         3,227                                         99,069
Sysco Corp                                                                9,759                                        298,235
                                                                                                             ------------------
                                                                                                            397,304

                                                                                                             ------------------
Forestry (0.18%)
Plum Creek Timber Co Inc                                                  2,908                                        103,234
Weyerhaeuser Co (a)                                                       3,885                                        241,841
                                                                                                             ------------------
                                                                                                            345,075
                                                                                                             ------------------
Gas - Distribution (0.23%)
KeySpan Corp                                                              2,760                                        111,504
Nicor Inc                                                                   700                                         29,050
NiSource Inc                                                              4,302                                         93,956

Peoples Energy Corp (a)                                                     606                                         21,761
Sempra Energy                                                             4,088                                        185,922
                                                                                                             ------------------
                                                                                                            442,193
                                                                                                             ------------------
Gold Mining (0.20%)
Newmont Mining Corp                                                       7,083                                        374,903
                                                                                                             ------------------

Health Care Cost Containment (0.12%)
McKesson Corp                                                             4,798                                        226,849
                                                                                                             ------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                                     4,367                                        112,800
                                                                                                             ------------------

Hotels & Motels (0.29%)
Hilton Hotels Corp (a)                                                    5,219                                        147,594
Marriott International Inc                                                5,159                                        196,661
Starwood Hotels & Resorts Worldwide Inc                                   3,427                                        206,785
                                                                                                             ------------------
                                                                                                            551,040
                                                                                                             ------------------
Human Resources (0.11%)
Monster Worldwide Inc (b)                                                 2,025                                         86,386
Robert Half International Inc                                             2,710                                        113,820
                                                                                                             ------------------
                                                                                                            200,206

                                                                                                             ------------------
Identification Systems - Development (0.02%)
Symbol Technologies Inc                                                   4,004                                         43,203
                                                                                                             ------------------

Independent Power Producer (0.02%)
Dynegy Inc (b)                                                            5,823                                         31,852
                                                                                                             ------------------

Industrial Automation & Robots (0.11%)
Rockwell Automation Inc                                                   2,801                                        201,700
                                                                                                             ------------------

Industrial Gases (0.27%)
Air Products & Chemicals Inc                                              3,537                                        226,085
Praxair Inc                                                               5,098                                        275,292
                                                                                                             ------------------
                                                                                                            501,377
                                                                                                             ------------------
Instruments - Controls (0.05%)
Thermo Electron Corp (b)                                                  2,583                                         93,608
                                                                                                             ------------------

Instruments - Scientific (0.19%)
Applera Corp - Applied Biosystems Group                                   2,920                                         94,462
Fisher Scientific International Inc (b)                                   1,959                                        143,105
PerkinElmer Inc                                                           1,998                                         41,758
Waters Corp (b)                                                           1,633                                         72,505
                                                                                                             ------------------
                                                                                                            351,830
                                                                                                             ------------------
Insurance Brokers (0.22%)
AON Corp                                                                  5,028                                        175,075
Marsh & McLennan Cos Inc                                                  8,669                                        233,109
                                                                                                             ------------------
                                                                                                            408,184
                                                                                                             ------------------
Internet Security (0.18%)
Symantec Corp (b)                                                        16,332                                        253,799
VeriSign Inc (a)(b)                                                       3,868                                         89,622
                                                                                                             ------------------
                                                                                                            343,421
                                                                                                             ------------------
Investment Management & Advisory Services (0.45%)
Ameriprise Financial Inc                                                  3,856                                        172,248
Federated Investors Inc                                                   1,332                                         41,958
Franklin Resources Inc                                                    2,420                                        210,080
Janus Capital Group Inc                                                   3,339                                         59,768

Legg Mason Inc                                                            2,083                                        207,300
T Rowe Price Group Inc                                                    4,190                                        158,424
                                                                                                             ------------------
                                                                                                            849,778
                                                                                                             ------------------
Leisure & Recreation Products (0.03%)
Brunswick Corp                                                            1,492                                         49,609
                                                                                                             ------------------

Life & Health Insurance (0.84%)
Aflac Inc                                                                 7,867                                        364,636
Cigna Corp                                                                1,890                                        186,184
Lincoln National Corp                                                     4,530                                        255,673
Prudential Financial Inc                                                  7,763                                        603,185
Torchmark Corp                                                            1,583                                         96,120
UnumProvident Corp (a)                                                    4,724                                         85,646
                                                                                                             ------------------
                                                                                                          1,591,444
                                                                                                             ------------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                                               2,175                                         86,478
                                                                                                             ------------------

Machinery - Construction & Mining (0.42%)
Caterpillar Inc                                                          10,565                                        786,881
                                                                                                             ------------------

Machinery - Farm (0.16%)
Deere & Co                                                                3,701                                        308,996
                                                                                                             ------------------

Medical - Biomedical/Gene (1.00%)
Amgen Inc (b)                                                            18,605                                      1,213,604
Biogen Idec Inc (b)                                                       5,425                                        251,340
Genzyme Corp (b)                                                          4,108                                        250,793
Medimmune Inc (a)(b)                                                      3,925                                        106,368
Millipore Corp (a)(b)                                                       839                                         52,849
                                                                                                             ------------------
                                                                                                          1,874,954
                                                                                                             ------------------
Medical - Drugs (4.63%)
Abbott Laboratories                                                      24,080                                      1,050,129
Allergan Inc                                                              2,409                                        258,389
Bristol-Myers Squibb Co                                                  31,024                                        802,281
Eli Lilly & Co                                                           17,831                                        985,519
Forest Laboratories Inc (b)                                               5,142                                        198,944
King Pharmaceuticals Inc (b)                                              3,821                                         64,957
Merck & Co Inc                                                           34,435                                      1,254,467
Pfizer Inc                                                              115,609                                      2,713,343
Schering-Plough Corp                                                     23,367                                        444,674
Wyeth                                                                    21,236                                        943,091
                                                                                                             ------------------
                                                                                                          8,715,794
                                                                                                             ------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                                              1,675                                         79,881
Mylan Laboratories Inc                                                    3,317                                         66,340
Watson Pharmaceuticals Inc (a)(b)                                         1,609                                         37,457
                                                                                                             ------------------
                                                                                                            183,678
                                                                                                             ------------------
Medical - HMO (1.23%)
Aetna Inc                                                                 8,946                                        357,214
Coventry Health Care Inc (b)                                              2,532                                        139,108
Humana Inc (b)                                                            2,598                                        139,513
UnitedHealth Group Inc                                                   21,252                                        951,664
WellPoint Inc (b)                                                        10,057                                        731,848
                                                                                                             ------------------
                                                                                                          2,319,347
                                                                                                             ------------------
Medical - Hospitals (0.21%)
HCA Inc (a)                                                               6,438                                        277,800
Health Management Associates Inc                                          3,799                                         74,878
Tenet Healthcare Corp (b)                                                 7,426                                         51,833
                                                                                                             ------------------
                                                                                                            404,511
                                                                                                             ------------------
Medical - Nursing Homes (0.03%)
Manor Care Inc (a)                                                        1,247                                         58,509
                                                                                                             ------------------

Medical - Wholesale Drug Distribution (0.30%)
AmerisourceBergen Corp                                                    3,312                                        138,839
Cardinal Health Inc                                                       6,590                                        423,935
                                                                                                             ------------------
                                                                                                            562,774
                                                                                                             ------------------
Medical Information Systems (0.04%)
IMS Health Inc                                                            3,151                                         84,604
                                                                                                             ------------------

Medical Instruments (0.74%)
Boston Scientific Corp (b)                                               19,170                                        322,823
Medtronic Inc                                                            19,044                                        893,544
St Jude Medical Inc (b)                                                   5,695                                        184,632
                                                                                                             ------------------
                                                                                                          1,400,999
                                                                                                             ------------------
Medical Laboratory & Testing Service (0.15%)
Laboratory Corp of America Holdings (b)                                   1,967                                        122,406
Quest Diagnostics Inc                                                     2,564                                        153,635
                                                                                                             ------------------
                                                                                                            276,041
                                                                                                             ------------------
Medical Products (2.10%)
Baxter International Inc                                                 10,331                                        379,767
Becton Dickinson & Co                                                     3,902                                        238,529
Biomet Inc                                                                3,882                                        121,468
Johnson & Johnson                                                        46,718                                      2,799,343
Stryker Corp                                                              4,614                                        194,295
Zimmer Holdings Inc (b)                                                   3,915                                        222,059
                                                                                                             ------------------
                                                                                                          3,955,461
                                                                                                             ------------------
Metal - Aluminum (0.24%)
Alcoa Inc                                                                13,728                                        444,238
                                                                                                             ------------------

Metal - Copper (0.14%)
Phelps Dodge Corp                                                         3,216                                        264,227
                                                                                                             ------------------

Metal - Diversified (0.09%)
Freeport-McMoRan Copper & Gold Inc                                        2,974                                        164,789
                                                                                                             ------------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc                                                       4,239                                        232,679
                                                                                                             ------------------

Multi-line Insurance (2.64%)
ACE Ltd                                                                   5,131                                        259,577
Allstate Corp/The                                                        10,025                                        548,668
American International Group Inc                                         40,982                                      2,419,987
Cincinnati Financial Corp                                                 2,734                                        128,525
Genworth Financial Inc                                                    5,756                                        200,539
Hartford Financial Services Group Inc                                     4,782                                        404,557
Loews Corp                                                                6,406                                        227,093
Metlife Inc                                                              11,970                                        612,984
XL Capital Ltd                                                            2,845                                        174,399
                                                                                                             ------------------
                                                                                                          4,976,329
                                                                                                             ------------------
Multimedia (1.97%)
EW Scripps Co                                                             1,342                                         57,894
McGraw-Hill Cos Inc/The                                                   5,645                                        283,548
Meredith Corp                                                               667                                         33,043

News Corp                                                                37,322                                        715,836
Time Warner Inc                                                          67,562                                      1,168,823
Viacom Inc (b)                                                           11,376                                        407,716
Walt Disney Co                                                           34,629                                      1,038,870
                                                                                                             ------------------
                                                                                                          3,705,730
                                                                                                             ------------------
Networking Products (1.07%)
Cisco Systems Inc (b)                                                    96,317                                      1,881,071
Juniper Networks Inc (b)                                                  8,926                                        142,727
                                                                                                             ------------------
                                                                                                          2,023,798
                                                                                                             ------------------
Non-hazardous Waste Disposal (0.19%)
Allied Waste Industries Inc (a)(b)                                        3,816                                         43,350
Waste Management Inc                                                      8,601                                        308,604
                                                                                                             ------------------
                                                                                                            351,954
                                                                                                             ------------------
Office Automation & Equipment (0.18%)
Pitney Bowes Inc                                                          3,502                                        144,633
Xerox Corp (b)                                                           14,488                                        201,528
                                                                                                             ------------------
                                                                                                            346,161
                                                                                                             ------------------
Office Supplies & Forms (0.05%)
Avery Dennison Corp                                                       1,732                                        100,560
                                                                                                             ------------------

Oil - Field Services (1.44%)
Baker Hughes Inc                                                          5,376                                        440,025
BJ Services Co                                                            5,072                                        188,983
Halliburton Co                                                            8,144                                        604,366
Schlumberger Ltd                                                         18,616                                      1,212,088
Weatherford International Ltd (b)                                         5,501                                        272,960
                                                                                                             ------------------
                                                                                                          2,718,422
                                                                                                             ------------------
Oil & Gas Drilling (0.43%)
Nabors Industries Ltd (a)(b)                                              4,897                                        165,470
Noble Corp (a)                                                            2,174                                        161,789
Rowan Cos Inc                                                             1,739                                         61,891
Transocean Inc (b)                                                        5,126                                        411,720
                                                                                                             ------------------
                                                                                                            800,870
                                                                                                             ------------------
Oil Company - Exploration & Production (1.18%)
Anadarko Petroleum Corp                                                   7,234                                        344,989
Apache Corp                                                               5,212                                        355,719
Chesapeake Energy Corp                                                    6,494                                        196,444
Devon Energy Corp                                                         6,942                                        419,366
EOG Resources Inc                                                         3,827                                        265,364
Kerr-McGee Corp                                                           3,582                                        248,412
Murphy Oil Corp                                                           2,621                                        146,409
XTO Energy Inc                                                            5,745                                        254,331
                                                                                                             ------------------
                                                                                                          2,231,034
                                                                                                             ------------------
Oil Company - Integrated (5.90%)
Chevron Corp                                                             34,972                                      2,170,362
ConocoPhillips                                                           26,043                                      1,706,598
Exxon Mobil Corp                                                         95,460                                      5,856,471
Hess Corp (a)                                                             3,805                                        201,094
Marathon Oil Corp                                                         5,718                                        476,310
Occidental Petroleum Corp                                                 6,757                                        692,930
                                                                                                             ------------------
                                                                                                         11,103,765
                                                                                                             ------------------
Oil Field Machinery & Equipment (0.09%)
National Oilwell Varco Inc (a)(b)                                         2,761                                        174,827
                                                                                                             ------------------

Oil Refining & Marketing (0.42%)
Sunoco Inc                                                                2,092                                        144,955

Valero Energy Corp                                                        9,710                                        645,909
                                                                                                             ------------------
                                                                                                            790,864
                                                                                                             ------------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                                                       848                                         41,586
                                                                                                             ------------------

Paper & Related Products (0.23%)
International Paper Co                                                    7,778                                        251,229
Louisiana-Pacific Corp                                                    1,676                                         36,704
MeadWestvaco Corp                                                         2,858                                         79,824
Temple-Inland Inc                                                         1,743                                         74,723
                                                                                                             ------------------
                                                                                                            442,480
                                                                                                             ------------------
Pharmacy Services (0.42%)
Caremark Rx Inc                                                           6,980                                        348,092
Express Scripts Inc (b)                                                   2,320                                        166,437
Medco Health Solutions Inc (b)                                            4,760                                        272,653
                                                                                                             ------------------
                                                                                                            787,182
                                                                                                             ------------------
Photo Equipment & Supplies (0.06%)
Eastman Kodak Co (a)                                                      4,532                                        107,771
                                                                                                             ------------------

Pipelines (0.29%)
El Paso Corp (a)                                                         10,977                                        164,655
Kinder Morgan Inc                                                         1,645                                        164,319
Williams Cos Inc                                                          9,390                                        219,350
                                                                                                             ------------------
                                                                                                            548,324
                                                                                                             ------------------
Power Converter & Supply Equipment (0.03%)
American Power Conversion Corp                                            2,677                                         52,175
                                                                                                             ------------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co (a)                                                3,410                                        108,950
                                                                                                             ------------------

Property & Casualty Insurance (0.66%)
Chubb Corp                                                                6,546                                        326,646
Progressive Corp/The                                                     12,346                                        317,416
Safeco Corp                                                               1,881                                        105,994
St Paul Travelers Cos Inc/The                                            10,985                                        489,711
                                                                                                             ------------------
                                                                                                          1,239,767
                                                                                                             ------------------
Publicly Traded Investment Fund (3.11%)
iShares S&P 500 Index Fund/US (a)                                        45,960                                      5,862,198
                                                                                                             ------------------

Publishing - Newspapers (0.22%)
Dow Jones & Co Inc (a)                                                      932                                         32,629
Gannett Co Inc (a)                                                        3,752                                        209,850
New York Times Co (a)                                                     2,285                                         56,074
Tribune Co (a)                                                            3,451                                        111,916
                                                                                                             ------------------
                                                                                                            410,469
                                                                                                             ------------------
Quarrying (0.07%)
Vulcan Materials Co                                                       1,587                                        123,786
                                                                                                             ------------------

Regional Banks (4.96%)
Bank of America Corp                                                     72,001                                      3,463,248
Comerica Inc                                                              2,563                                        133,250
Fifth Third Bancorp                                                       8,780                                        324,421
Huntington Bancshares Inc/OH                                              3,870                                         91,255
Keycorp                                                                   6,377                                        227,531
National City Corp                                                        8,559                                        309,750
PNC Financial Services Group Inc                                          4,670                                        327,694

SunTrust Banks Inc                                                        5,737                                        437,504
US Bancorp                                                               28,082                                        867,172
Wachovia Corp                                                            25,378                                      1,372,442
Wells Fargo & Co                                                         26,507                                      1,778,090
                                                                                                             ------------------
                                                                                                          9,332,357
                                                                                                             ------------------
REITS - Apartments (0.24%)
Apartment Investment & Management Co                                      1,533                                         66,609
Archstone-Smith Trust                                                     3,372                                        171,534
Equity Residential                                                        4,595                                        205,534
                                                                                                             ------------------
                                                                                                            443,677
                                                                                                             ------------------
REITS - Diversified (0.10%)
Vornado Realty Trust (a)                                                  1,876                                        183,004
                                                                                                             ------------------

REITS - Office Property (0.18%)
Boston Properties Inc                                                     1,441                                        130,267
Equity Office Properties Trust                                            5,777                                        210,918
                                                                                                             ------------------
                                                                                                            341,185
                                                                                                             ------------------
REITS - Regional Malls (0.13%)
Simon Property Group Inc                                                  2,892                                        239,862
                                                                                                             ------------------

REITS - Shopping Centers (0.06%)
Kimco Realty Corp                                                         3,338                                        121,804
                                                                                                             ------------------

REITS - Storage (0.05%)
Public Storage Inc                                                        1,306                                         99,125
                                                                                                             ------------------

REITS - Warehouse & Industrial (0.11%)
Prologis                                                                  3,865                                        201,444
                                                                                                             ------------------

Retail - Apparel & Shoe (0.22%)
Gap Inc/The                                                               8,678                                        150,997
Ltd Brands                                                                5,413                                        138,519
Nordstrom Inc                                                             3,398                                        124,027
                                                                                                             ------------------
                                                                                                            413,543
                                                                                                             ------------------
Retail - Auto Parts (0.04%)
Autozone Inc (b)                                                            844                                         74,441
                                                                                                             ------------------

Retail - Automobile (0.03%)
Autonation Inc (a)(b)                                                     2,340                                         50,170
                                                                                                             ------------------

Retail - Bedding (0.08%)
Bed Bath & Beyond Inc (b)                                                 4,453                                        147,706
                                                                                                             ------------------

Retail - Building Products (1.01%)
Home Depot Inc                                                           32,612                                      1,167,183
Lowe's Cos Inc                                                           12,240                                        742,601
                                                                                                             ------------------
                                                                                                          1,909,784
                                                                                                             ------------------
Retail - Consumer Electronics (0.24%)
Best Buy Co Inc                                                           6,352                                        348,343
Circuit City Stores Inc                                                   2,376                                         64,675
RadioShack Corp (a)                                                       2,135                                         29,890
                                                                                                             ------------------
                                                                                                            442,908
                                                                                                             ------------------
Retail - Discount (1.76%)
Big Lots Inc (a)(b)                                                       1,799                                         30,727
Costco Wholesale Corp                                                     7,435                                        424,762
Dollar General Corp                                                       4,919                                         68,768

Family Dollar Stores Inc                                                  2,451                                         59,878
Target Corp                                                              13,622                                        665,707
TJX Cos Inc                                                               7,211                                        164,843
Wal-Mart Stores Inc                                                      39,449                                      1,900,258
                                                                                                             ------------------
                                                                                                          3,314,943
                                                                                                             ------------------
Retail - Drug Store (0.59%)
CVS Corp                                                                 12,913                                        396,429
Walgreen Co                                                              15,938                                        714,660
                                                                                                             ------------------
                                                                                                          1,111,089
                                                                                                             ------------------
Retail - Jewelry (0.04%)
Tiffany & Co                                                              2,219                                         73,271
                                                                                                             ------------------

Retail - Major Department Store (0.26%)
JC Penney Co Inc                                                          3,705                                        250,125
Sears Holdings Corp (a)(b)                                                1,530                                        236,905
                                                                                                             ------------------
                                                                                                            487,030
                                                                                                             ------------------
Retail - Office Supplies (0.26%)
Office Depot Inc (b)                                                      4,539                                        172,482
OfficeMax Inc                                                             1,122                                         45,722
Staples Inc                                                              11,488                                        279,388
                                                                                                             ------------------
                                                                                                            497,592
                                                                                                             ------------------
Retail - Regional Department Store (0.35%)
Dillard's Inc                                                               975                                         31,054
Federated Department Stores Inc                                           8,728                                        319,445
Kohl's Corp (a)(b)                                                        5,371                                        317,533
                                                                                                             ------------------
                                                                                                            668,032
                                                                                                             ------------------
Retail - Restaurants (0.81%)
Darden Restaurants Inc                                                    2,034                                         80,140
McDonald's Corp                                                          19,660                                        660,576
Starbucks Corp (a)(b)                                                    12,109                                        457,236
Wendy's International Inc                                                 1,840                                        107,254
Yum! Brands Inc                                                           4,291                                        215,708
                                                                                                             ------------------
                                                                                                          1,520,914
                                                                                                             ------------------
Rubber - Tires (0.02%)
Cooper Tire & Rubber Co (a)                                                 968                                         10,783
Goodyear Tire & Rubber Co/The (a)(b)                                      2,796                                         31,036
                                                                                                             ------------------
                                                                                                             41,819
                                                                                                             ------------------
Savings & Loans - Thrifts (0.59%)
Golden West Financial Corp                                                4,041                                        299,842
Sovereign Bancorp Inc (a)                                                 5,939                                        120,616
Washington Mutual Inc                                                    15,158                                        690,902
                                                                                                             ------------------
                                                                                                          1,111,360
                                                                                                             ------------------
Schools (0.06%)
Apollo Group Inc (a)(b)                                                   2,208                                        114,087
                                                                                                             ------------------

Semiconductor Component - Integrated
Circuits (0.27%)
Analog Devices Inc                                                        5,698                                        183,134
Linear Technology Corp (a)                                                4,791                                        160,450
Maxim Integrated Products Inc (a)                                         5,060                                        162,477
                                                                                                             ------------------
                                                                                                            506,061
                                                                                                             ------------------
Semiconductor Equipment (0.33%)
Applied Materials Inc (a)                                                24,673                                        401,677
Kla-Tencor Corp                                                           3,141                                        130,571
Novellus Systems Inc (a)(b)                                               2,008                                         49,598
Teradyne Inc (a)(b)                                                       3,127                                         43,559
                                                                                                             ------------------
                                                                                                            625,405
                                                                                                             ------------------

                                                                                                             ------------------
Steel - Producers (0.21%)
Nucor Corp                                                                4,916                                        266,693
United States Steel Corp                                                  1,968                                        137,996
                                                                                                             ------------------
                                                                                                            404,689
                                                                                                             ------------------
Steel - Specialty (0.05%)
Allegheny Technologies Inc                                                1,376                                         95,274
                                                                                                             ------------------

Telecommunication Equipment (0.24%)
ADC Telecommunications Inc (a)(b)                                         1,850                                         31,191
Andrew Corp (b)                                                           2,519                                         22,318
Avaya Inc (a)(b)                                                          6,485                                         74,059
Comverse Technology Inc (a)(b)                                            3,187                                         63,007
Lucent Technologies Inc (a)(b)                                           70,683                                        171,053
Tellabs Inc (b)                                                           7,070                                         94,102
                                                                                                             ------------------
                                                                                                            455,730
                                                                                                             ------------------
Telecommunication Equipment - Fiber Optics (0.37%)
Ciena Corp (a)(b)                                                         9,272                                         44,599
Corning Inc (b)                                                          24,575                                        594,469
JDS Uniphase Corp (b)                                                    26,583                                         67,255
                                                                                                             ------------------
                                                                                                            706,323
                                                                                                             ------------------
Telecommunication Services (0.05%)
Embarq Corp (b)                                                           2,352                                         96,408
                                                                                                             ------------------

Telephone - Integrated (3.16%)
Alltel Corp                                                               6,139                                        391,853
AT&T Inc (a)                                                             61,343                                      1,710,856
BellSouth Corp                                                           28,539                                      1,033,112
CenturyTel Inc (a)                                                        1,833                                         68,096
Citizens Communications Co                                                5,127                                         66,907
Qwest Communications International Inc (a)(b)                            24,698                                        199,807
Sprint Nextel Corp                                                       47,002                                        939,570
Verizon Communications Inc                                               46,027                                      1,541,444
                                                                                                             ------------------
                                                                                                          5,951,645
                                                                                                             ------------------
Television (0.24%)
CBS Corp                                                                 12,188                                        329,685
Univision Communications Inc (b)                                          3,519                                        117,887
                                                                                                             ------------------
                                                                                                            447,572
                                                                                                             ------------------
Therapeutics (0.23%)
Gilead Sciences Inc (b)                                                   7,179                                        424,710
                                                                                                             ------------------

Tobacco (1.43%)
Altria Group Inc                                                         32,946                                      2,419,225
Reynolds American Inc (a)                                                 1,352                                        155,885
UST Inc                                                                   2,546                                        115,054
                                                                                                             ------------------
                                                                                                          2,690,164
                                                                                                             ------------------
Tools - Hand Held (0.10%)
Black & Decker Corp                                                       1,199                                        101,268
Snap-On Inc                                                                 917                                         37,065
Stanley Works/The                                                         1,115                                         52,650
                                                                                                             ------------------
                                                                                                            190,983
                                                                                                             ------------------
Toys (0.08%)
Hasbro Inc                                                                2,716                                         49,187
Mattel Inc                                                                6,145                                        101,454
                                                                                                             ------------------
                                                                                                            150,641
                                                                                                             ------------------
Transport - Rail (0.77%)
Burlington Northern Santa Fe Corp                                         5,753                                        455,925

CSX Corp                                                                  3,496                                        246,258
Norfolk Southern Corp                                                     6,543                                        348,219
Union Pacific Corp                                                        4,243                                        394,429
                                                                                                             ------------------
                                                                                                          1,444,831
                                                                                                             ------------------
Transport - Services (1.08%)
FedEx Corp                                                                4,814                                        562,564
Ryder System Inc                                                            962                                         56,210
United Parcel Service Inc                                                17,113                                      1,408,913
                                                                                                             ------------------
                                                                                                          2,027,687
                                                                                                             ------------------
Travel Services (0.02%)
Sabre Holdings Corp                                                       2,094                                         46,068
                                                                                                             ------------------

Web Portals (1.07%)
Google Inc (b)                                                            3,252                                      1,363,661
Yahoo! Inc (a)(b)                                                        19,783                                        652,839
                                                                                                             ------------------
                                                                                                          2,016,500
                                                                                                             ------------------
Wireless Equipment (0.98%)
Motorola Inc                                                             38,970                                        785,246
Qualcomm Inc                                                             26,446                                      1,059,691
                                                                                                             ------------------
                                                                                                          1,844,937
                                                                                                             ------------------
TOTAL COMMON STOCKS                                                                                       $        187,008,726
                                                                                                             ------------------
                                                                          Principal
                                                                           Amount                                      Value
                                                                      ---------- --------------------------- ------------------
SHORT TERM INVESTMENTS (0.59%)
Commercial Paper (0.59%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                                      1,112,398                                      1,112,398
                                                                                                             ------------------
TOTAL SHORT TERM INVESTMENTS                                                                              $          1,112,398
                                                                                                             ------------------
MONEY MARKET FUNDS (9.92%)
BNY Institutional Cash Reserve Fund (d)                               18,677,000                                    18,677,000
                                                                                                             ------------------
TOTAL MONEY MARKET FUNDS                                                                                  $         18,677,000
                                                                                                             ------------------
Total Investments                                                                                         $        206,798,124
Liabilities in Excess of Other Assets, Net - (9.80)%                                                              (18,463,366)
                                                                                                             ------------------
TOTAL NET ASSETS - 100.00%                                                                                $        188,334,758
                                                                                                             ==================
                                                                                                             ------------------

                                                                                                             ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
    At the end of the period, the value of these securities totaled $1,334,880 or 0.71% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                   $         37,599,246

Unrealized Depreciation                                           (24,188,254)
                                                             ------------------
Net Unrealized Appreciation (Depreciation)                          13,410,992
Cost for federal income tax purposes                               193,387,132


                          SCHEDULE OF FUTURES CONTRACTS
                                                                       Current            Unrealized
                                             Number      Original      Market            Appreciation/
                                               of
Type                                         Contracts    Value         Value           (Depreciation)
-------------------------------------------- -------- -------------------------------- ------------------
Buy:
S&P 500; September 2006                         2       $629,925        $639,700             $9,775

Portfolio Summary (unaudited)
------------------------------------------------ ------------------
Sector                                                     Percent
------------------------------------------------ ------------------
Financial                                                   30.95%
Consumer, Non-cyclical                                      19.72%
Industrial                                                  11.30%
Communications                                              10.81%
Energy                                                       9.82%
Technology                                                   9.78%
Consumer, Cyclical                                           8.13%
Utilities                                                    3.26%
Funds                                                        3.11%
Basic Materials                                              2.92%
Liabilities in Excess of Other Assets, Net                (-9.80%)
                                                 ------------------
TOTAL NET ASSETS                                           100.00%
                                                 ==================

Other Assets Summary (unaudited)
------------------------------------------------ ------------------
Asset Type                                                 Percent
------------------------------------------------ ------------------
Futures                                                      0.34%

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
LargeCap Value Account
                                                          Shares
                                                           Held                                       Value
                                                      ---------- --------------------------- -------------------
COMMON STOCKS (97.66%)
Advertising Agencies (0.30%)
Interpublic Group of Cos Inc (a)(b)                     54,400                           $             454,240
                                                                                             -------------------

Aerospace & Defense (1.60%)
Boeing Co                                                 8,200                                         671,662
Lockheed Martin Corp                                      7,400                                         530,876
Northrop Grumman Corp                                    19,400                                       1,242,764
                                                                                             -------------------
                                                                                           2,445,302
                                                                                             -------------------
Aerospace & Defense Equipment (0.34%)
Goodrich Corp                                            12,700                                         511,683
                                                                                             -------------------

Agricultural Operations (0.15%)
Bunge Ltd (a)                                             4,500                                         226,125
                                                                                             -------------------

Apparel Manufacturers (0.60%)
Jones Apparel Group Inc                                  13,700                                         435,523
VF Corp                                                   7,050                                         478,836
                                                                                             -------------------
                                                                                             914,359
                                                                                             -------------------
Applications Software (0.48%)
Microsoft Corp                                           31,400                                         731,620
                                                                                             -------------------

Auto - Car & Light Trucks (0.98%)
DaimlerChrysler AG (a)                                   14,200                                         700,912
Toyota Motor Corp ADR                                     7,600                                         794,884
                                                                                             -------------------
                                                                                           1,495,796
                                                                                             -------------------
Auto/Truck Parts & Equipment - Original (1.50%)
American Axle & Manufacturing Holdings                    4,100                                          70,151
Autoliv Inc                                              15,100                                         854,207
BorgWarner Inc                                           10,400                                         677,040
Magna International Inc                                   9,600                                         690,912
                                                                                             -------------------
                                                                                           2,292,310
                                                                                             -------------------
Beverages - Non-alcoholic (1.23%)
Coca-Cola Co/The                                         30,000                                       1,290,600
PepsiCo Inc                                               9,800                                         588,392
                                                                                             -------------------
                                                                                           1,878,992
                                                                                             -------------------
Brewery (0.17%)
Molson Coors Brewing Co                                   3,900                                         264,732
                                                                                             -------------------

Broadcasting Services & Programming (0.07%)
Liberty Media Holding Corp - Capital (b)                  1,185                                          99,267
                                                                                             -------------------

Cable TV (1.03%)
Comcast Corp (b)                                         48,041                                       1,572,862
                                                                                             -------------------

Chemicals - Diversified (0.75%)
Arkema ADR (b)                                              205                                           7,923
EI Du Pont de Nemours & Co                                4,900                                         203,840
PPG Industries Inc                                       14,200                                         937,200
                                                                                             -------------------
                                                                                           1,148,963
                                                                                             -------------------

Chemicals - Specialty (0.33%)
Eastman Chemical Co                                       2,300                                         124,200
Lubrizol Corp                                             9,700                                         386,545
                                                                                             -------------------
                                                                                             510,745
                                                                                             -------------------
Commercial Banks (0.80%)
BB&T Corp                                                 6,200                                         257,858
Regions Financial Corp                                   29,000                                         960,480
                                                                                             -------------------
                                                                                           1,218,338
                                                                                             -------------------
Computer Services (1.01%)
Ceridian Corp (b)                                        24,900                                         608,556
Electronic Data Systems Corp                             38,800                                         933,528
                                                                                             -------------------
                                                                                           1,542,084
                                                                                             -------------------
Computers (1.79%)
Hewlett-Packard Co                                       67,782                                       2,147,334
International Business Machines Corp                      7,600                                         583,832
                                                                                             -------------------
                                                                                           2,731,166
                                                                                             -------------------
Computers  -Memory Devices (0.28%)
EMC Corp/Massachusetts (b)                               39,200                                         430,024
                                                                                             -------------------

Consumer Products - Miscellaneous (1.21%)
Clorox Co                                                11,700                                         713,349
Kimberly-Clark Corp                                      18,400                                       1,135,280
                                                                                             -------------------
                                                                                           1,848,629
                                                                                             -------------------
Containers - Metal & Glass (0.50%)
Crown Holdings Inc (b)                                   18,575                                         289,213
Owens-Illinois Inc (b)                                   28,700                                         481,012
                                                                                             -------------------
                                                                                             770,225
                                                                                             -------------------
Containers - Paper & Plastic (0.39%)
Sonoco Products Co                                       18,575                                         587,899
                                                                                             -------------------

Cosmetics & Toiletries (2.00%)
Colgate-Palmolive Co                                     16,000                                         958,400
Procter & Gamble Co                                      37,600                                       2,090,560
                                                                                             -------------------
                                                                                           3,048,960
                                                                                             -------------------
Distribution & Wholesale (0.18%)
Tech Data Corp (b)                                        7,250                                         277,748
                                                                                             -------------------

Diversified Manufacturing Operations (3.63%)
Cooper Industries Ltd                                     2,025                                         188,163
Crane Co                                                  7,000                                         291,200
Eaton Corp                                                5,850                                         441,090
General Electric Co                                      93,400                                       3,078,464
Ingersoll-Rand Co Ltd                                     8,200                                         350,796
SPX Corp                                                 11,500                                         643,425
Textron Inc                                               5,900                                         543,862
                                                                                             -------------------
                                                                                           5,537,000
                                                                                             -------------------
E-Commerce - Services (0.07%)
Liberty Media Holding Corp - Interactive (b)              5,925                                         102,266
                                                                                             -------------------

Electric - Integrated (3.54%)
American Electric Power Co Inc                           20,350                                         696,987
Constellation Energy Group Inc                           18,500                                       1,008,620
Dominion Resources Inc/VA                                16,100                                       1,204,119
Entergy Corp                                             12,050                                         852,538
FirstEnergy Corp                                          6,000                                         325,260
Northeast Utilities                                      19,300                                         398,931

Pinnacle West Capital Corp                               16,000                                         638,560
Wisconsin Energy Corp                                     1,040                                          41,912
Xcel Energy Inc                                          12,200                                         233,996
                                                                                             -------------------
                                                                                           5,400,923
                                                                                             -------------------
Electronic Components - Miscellaneous (0.94%)
Celestica Inc (b)                                        20,500                                         195,570
Flextronics International Ltd (b)                        40,000                                         424,800
Sanmina-SCI Corp (b)                                     67,100                                         308,660
Solectron Corp (b)                                      147,800                                         505,476
                                                                                             -------------------
                                                                                           1,434,506
                                                                                             -------------------
Electronic Components - Semiconductors (0.24%)
Agere Systems Inc (a)(b)                                 24,770                                         364,119
                                                                                             -------------------

Electronic Parts Distribution (0.19%)
Arrow Electronics Inc (b)                                 9,000                                         289,800
                                                                                             -------------------

Fiduciary Banks (1.37%)
Bank of New York Co Inc/The                              41,000                                       1,320,200
Mellon Financial Corp                                    22,400                                         771,232
                                                                                             -------------------
                                                                                           2,091,432
                                                                                             -------------------
Finance - Commercial (0.16%)
CIT Group Inc                                             4,800                                         250,992
                                                                                             -------------------

Finance - Investment Banker & Broker (9.57%)
Citigroup Inc                                           134,575                                       6,491,898
Goldman Sachs Group Inc                                   3,900                                         586,677
JPMorgan Chase & Co                                      99,190                                       4,165,980
Lehman Brothers Holdings Inc                              9,200                                         599,380
Merrill Lynch & Co Inc                                   31,400                                       2,184,184
Morgan Stanley                                            9,200                                         581,532
                                                                                             -------------------
                                                                                          14,609,651
                                                                                             -------------------
Finance - Mortgage Loan/Banker (2.21%)
Fannie Mae                                               36,925                                       1,776,093
Freddie Mac                                              28,000                                       1,596,280
                                                                                             -------------------
                                                                                           3,372,373

                                                                                             -------------------
Financial Guarantee Insurance (0.47%)
MBIA Inc                                                  7,200                                         421,560
MGIC Investment Corp                                      4,500                                         292,500
                                                                                             -------------------
                                                                                             714,060
                                                                                             -------------------
Finland (0.44%)
Nokia OYJ ADR                                            33,300                                         674,658
                                                                                             -------------------

Food - Canned (0.10%)
Del Monte Foods Co                                       13,100                                         147,113
                                                                                             -------------------

Food - Miscellaneous/Diversified (2.05%)
ConAgra Foods Inc                                        33,800                                         747,318
General Mills Inc                                        15,600                                         805,896
Kellogg Co                                               18,600                                         900,798
Kraft Foods Inc (a)                                       9,100                                         281,190
Sara Lee Corp                                            25,000                                         400,500
                                                                                             -------------------
                                                                                           3,135,702
                                                                                             -------------------
Food - Retail (0.96%)
Kroger Co/The                                            37,500                                         819,750
Safeway Inc                                              24,675                                         641,550
                                                                                             -------------------
                                                                                           1,461,300
                                                                                             -------------------

Food - Wholesale & Distribution (0.20%)
Supervalu Inc (a)                                         9,700                                         297,790
                                                                                             -------------------

Home Decoration Products (0.20%)
Newell Rubbermaid Inc                                    12,100                                         312,543
                                                                                             -------------------

Investment Management & Advisory Services (0.16%)
Waddell & Reed Financial Inc                             12,200                                         250,832
                                                                                             -------------------

Life & Health Insurance (1.14%)
Prudential Financial Inc                                  8,300                                         644,910
Torchmark Corp                                           10,200                                         619,344
UnumProvident Corp                                       26,000                                         471,380
                                                                                             -------------------
                                                                                           1,735,634
                                                                                             -------------------
Medical - Drugs (4.68%)
Eli Lilly & Co                                           12,700                                         701,929
Merck & Co Inc                                           50,575                                       1,842,447
Pfizer Inc                                              186,300                                       4,372,461
Wyeth                                                     5,300                                         235,373
                                                                                             -------------------
                                                                                           7,152,210
                                                                                             -------------------
Medical - Hospitals (0.17%)
HCA Inc (a)                                               4,000                                         172,600
Tenet Healthcare Corp (a)(b)                             13,200                                          92,136
                                                                                             -------------------
                                                                                             264,736
                                                                                             -------------------
Medical - Wholesale Drug Distribution (0.37%)
AmerisourceBergen Corp                                   13,300                                         557,536
                                                                                             -------------------

Multi-line Insurance (5.80%)
ACE Ltd                                                   5,000                                         252,950
Allstate Corp/The                                         9,900                                         541,827
American International Group Inc                         60,100                                       3,548,905
Genworth Financial Inc                                   27,800                                         968,552
Hartford Financial Services Group Inc                    13,700                                       1,159,020
Metlife Inc (a)                                          24,450                                       1,252,084
Old Republic International Corp                          20,300                                         433,811
XL Capital Ltd                                           11,400                                         698,820
                                                                                             -------------------
                                                                                           8,855,969
                                                                                             -------------------
Multimedia (2.18%)
Time Warner Inc (a)                                     122,800                                       2,124,440
Viacom Inc (b)                                           19,287                                         691,246
Walt Disney Co                                           17,300                                         519,000
                                                                                             -------------------
                                                                                           3,334,686
                                                                                             -------------------
Networking Products (0.20%)
Cisco Systems Inc (b)                                    15,400                                         300,762
                                                                                             -------------------

Oil & Gas Drilling (2.24%)
Diamond Offshore Drilling Inc (a)                        11,000                                         923,230
ENSCO International Inc                                  14,500                                         667,290
GlobalSantaFe Corp                                       12,300                                         710,325
Noble Corp (a)                                            8,300                                         617,686
Rowan Cos Inc                                            14,100                                         501,819
                                                                                             -------------------
                                                                                           3,420,350
                                                                                             -------------------
Oil Company - Integrated (10.39%)
BP PLC ADR                                                8,500                                         591,685
Chevron Corp                                             34,050                                       2,113,143
ConocoPhillips                                           27,800                                       1,821,734
Exxon Mobil Corp                                        135,600                                       8,319,060
Marathon Oil Corp                                        14,900                                       1,241,170
Occidental Petroleum Corp                                 9,500                                         974,225
Total SA ADR                                             12,200                                         799,344
                                                                                             -------------------
                                                                                          15,860,361
                                                                                             -------------------
Paper & Related Products (0.25%)
Smurfit-Stone Container Corp (b)                         34,200                                         374,148
                                                                                             -------------------

Power Converter & Supply Equipment (0.12%)
Hubbell Inc                                               3,900                                         185,835
                                                                                             -------------------

Property & Casualty Insurance (1.25%)
Chubb Corp                                               10,850                                         541,415
St Paul Travelers Cos Inc/The                            30,813                                       1,373,644
                                                                                             -------------------
                                                                                           1,915,059
                                                                                             -------------------
Publishing - Newspapers (0.12%)
Gannett Co Inc (a)                                        3,400                                         190,162
                                                                                             -------------------

Regional Banks (9.13%)
Bank of America Corp                                    113,736                                       5,470,702
Comerica Inc                                             15,500                                         805,845
Huntington Bancshares Inc/OH                             35,375                                         834,142
Keycorp                                                   9,175                                         327,364
National City Corp                                       31,825                                       1,151,747
PNC Financial Services Group Inc                          5,500                                         385,935
SunTrust Banks Inc                                        9,975                                         760,693
US Bancorp                                               26,200                                         809,056
Wachovia Corp                                            39,200                                       2,119,936
Wells Fargo & Co                                         18,950                                       1,271,166
                                                                                             -------------------
                                                                                          13,936,586
                                                                                             -------------------
Reinsurance (0.50%)
PartnerRe Ltd                                             4,700                                         301,035
RenaissanceRe Holdings Ltd                                9,500                                         460,370
                                                                                             -------------------
                                                                                             761,405
                                                                                             -------------------
Retail - Apparel & Shoe (0.60%)
Gap Inc/The                                               9,100                                         158,340
Ltd Brands                                               29,900                                         765,141
                                                                                             -------------------
                                                                                             923,481
                                                                                             -------------------
Retail - Discount (0.23%)
Target Corp                                               7,300                                         356,751
                                                                                             -------------------

Retail - Office Supplies (0.67%)
Office Depot Inc (b)                                     26,775                                       1,017,450
                                                                                             -------------------

Retail - Restaurants (1.06%)
McDonald's Corp                                          48,200                                       1,619,520
                                                                                             -------------------

Savings & Loans - Thrifts (0.88%)
Astoria Financial Corp                                    7,650                                         232,943
Washington Mutual Inc                                    24,475                                       1,115,570
                                                                                             -------------------
                                                                                           1,348,513
                                                                                             -------------------
Telecommunication Equipment (0.44%)
ADC Telecommunications Inc (b)                           16,514                                         278,426
Tellabs Inc (b)                                          29,200                                         388,652
                                                                                             -------------------
                                                                                             667,078
                                                                                             -------------------

Telecommunication Equipment - Fiber Optics (0.22%)
Corning Inc (b)                                          13,900                                         336,241
                                                                                             -------------------

Telecommunication Services (0.09%)
Embarq Corp (b)                                           3,205                                         131,373
                                                                                             -------------------

Telephone - Integrated (5.76%)
AT&T Inc                                                115,100                                       3,210,139
BellSouth Corp                                           34,300                                       1,241,660
Sprint Nextel Corp                                       64,100                                       1,281,359
Verizon Communications Inc                               91,400                                       3,060,986
                                                                                             -------------------
                                                                                           8,794,144
                                                                                             -------------------
Television (0.79%)
CBS Corp                                                 44,487                                       1,203,373
                                                                                             -------------------

Tobacco (2.00%)
Altria Group Inc                                         38,100                                       2,797,683
UST Inc                                                   5,700                                         257,583
                                                                                             -------------------
                                                                                           3,055,266
                                                                                             -------------------
Toys (0.22%)
Mattel Inc                                               20,300                                         335,153
                                                                                             -------------------

Transport - Rail (1.28%)
CSX Corp                                                 13,000                                         915,720
Norfolk Southern Corp                                    19,600                                       1,043,112
                                                                                             -------------------
                                                                                           1,958,832
                                                                                             -------------------
Wireless Equipment (0.69%)
American Tower Corp (b)                                   8,000                                         248,960
Crown Castle International Corp (b)                      23,500                                         811,690
                                                                                             -------------------
                                                                                           1,060,650
                                                                                             -------------------
TOTAL COMMON STOCKS                                                                       $         149,102,393
                                                                                             -------------------
                                                      Principal
                                                      Amount                                      Value
                                                      ---------- --------------------------- -------------------
MONEY MARKET FUNDS (4.40%)
BNY Institutional Cash Reserve Fund (c)               6,718,000                                       6,718,000
                                                                                             -------------------
TOTAL MONEY MARKET FUNDS                                                                  $           6,718,000

                                                                                             -------------------
Total Investments                                                                         $         155,820,393
Liabilities in Excess of Other Assets, Net - (2.06)%                                                (3,139,823)
                                                                                             -------------------
TOTAL NET ASSETS - 100.00%                                                                $         152,680,570
                                                                                             ===================
                                                                                             -------------------

                                                                                             ===================

(a)   Security or a portion of the security was on loan at the end of the period.
(b)   Non-Income Producing Security
(c)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                            $          21,058,819
Unrealized Depreciation                                      (5,076,073)
                                                      -------------------
Net Unrealized Appreciation (Depreciation)                    15,982,746
Cost for federal income tax purposes                         139,837,647


Portfolio Summary (unaudited)
----------------------------------------------------- -------------------
Sector                                                           Percent
----------------------------------------------------- -------------------
Financial                                                         37.84%
Consumer, Non-cyclical                                            15.29%
Energy                                                            12.63%
Communications                                                    12.39%
Industrial                                                         8.99%
Consumer, Cyclical                                                 6.25%
Technology                                                         3.80%
Utilities                                                          3.54%
Basic Materials                                                    1.33%
Liabilities in Excess of Other Assets, Net                      (-2.06%)
                                                      -------------------
TOTAL NET ASSETS                                                 100.00%
                                                      ===================


Schedule of Investments
June 30, 2006 (unaudited)
MidCap Account
                                                          Shares
                                                           Held                                       Value
                                                      ---------- --------------------------- -------------------
COMMON STOCKS (98.96%)
Aerospace & Defense Equipment (0.94%)
Alliant Techsystems Inc (a)(b)                          52,217                           $           3,986,768
                                                                                             -------------------

Agricultural Operations (0.83%)
Delta & Pine Land Co (a)                                119,781                                       3,521,561
                                                                                             -------------------

Applications Software (1.45%)
Intuit Inc (a)(b)                                       101,285                                       6,116,601
                                                                                             -------------------

Broadcasting Services & Programming (3.37%)
Discovery Holding Co (b)                                323,556                                       4,733,624
Liberty Global Inc - A Shares (b)                        75,373                                       1,620,520
Liberty Global Inc - B Shares (b)                       141,458                                       2,909,791
Liberty Media Holding Corp - Capital (b)                 59,274                                       4,965,383
                                                                                             -------------------
                                                                                          14,229,318
                                                                                             -------------------
Cable TV (1.14%)
EchoStar Communications Corp (b)                        156,564                                       4,823,737
                                                                                             -------------------

Canada (0.78%)
Onex Corp (b)                                           165,706                                       3,304,178
                                                                                             -------------------

Casino Hotels (1.83%)
Harrah's Entertainment Inc                              108,525                                       7,724,809
                                                                                             -------------------

Casino Services (1.37%)
International Game Technology                           152,655                                       5,791,731
                                                                                             -------------------

Coal (0.36%)
International Coal Group Inc (a)(b)                     211,993                                       1,524,230
                                                                                             -------------------

Commercial Banks (3.58%)
Commerce Bancorp Inc/NJ                                  63,530                                       2,266,115
M&T Bank Corp                                            34,282                                       4,042,533
TCF Financial Corp                                      333,339                                       8,816,817
                                                                                             -------------------
                                                                                          15,125,465

                                                                                             -------------------
Commercial Services (2.35%)
ChoicePoint Inc (a)(b)                                   79,354                                       3,314,616
Iron Mountain Inc (b)                                    11,689                                         436,935
ServiceMaster Co/The                                    236,474                                       2,442,776
Weight Watchers International Inc                        90,794                                       3,712,567
                                                                                             -------------------
                                                                                           9,906,894
                                                                                             -------------------
Commercial Services - Finance (0.51%)
Paychex Inc (a)                                          55,095                                       2,147,603
                                                                                             -------------------

Computer Services (1.06%)
Reynolds & Reynolds Co/The                              145,827                                       4,472,514
                                                                                             -------------------

Computers - Integrated Systems (2.03%)
NCR Corp (a)(b)                                         234,548                                       8,593,839
                                                                                             -------------------


Data Processing & Management (3.42%)
Automatic Data Processing Inc                           119,496                                       5,419,144
Fidelity National Information Services                  115,354                                       4,083,532
First Data Corp                                          36,058                                       1,624,052
SEI Investments Co                                       67,864                                       3,317,192
                                                                                             -------------------
                                                                                          14,443,920
                                                                                             -------------------
Dental Supplies & Equipment (1.65%)
Dentsply International Inc                              114,864                                       6,960,758
                                                                                             -------------------

Diversified Manufacturing Operations (2.04%)
Dover Corp                                              114,829                                       5,675,997
Tyco International Ltd                                  107,005                                       2,942,638
                                                                                             -------------------
                                                                                           8,618,635
                                                                                             -------------------
Diversified Operations & Commercial Services (0.31%)
Aramark Corp                                             38,953                                       1,289,734
                                                                                             -------------------

E-Commerce - Services (1.11%)
Liberty Media Holding Corp - Interactive (b)            272,358                                       4,700,899
                                                                                             -------------------

Electric - Integrated (1.41%)
Ameren Corp (a)                                          73,816                                       3,727,708
SCANA Corp                                               58,220                                       2,246,128
                                                                                             -------------------
                                                                                           5,973,836
                                                                                             -------------------
Electronic Components - Miscellaneous (1.77%)
Gentex Corp                                             533,278                                       7,465,892
                                                                                             -------------------

Energy - Alternate Sources (1.14%)
Covanta Holding Corp (a)(b)                             272,852                                       4,815,838
                                                                                             -------------------

Financial Guarantee Insurance (1.36%)
AMBAC Financial Group Inc                                70,836                                       5,744,800
                                                                                             -------------------

Food - Canned (0.75%)
Del Monte Foods Co                                      280,392                                       3,148,802
                                                                                             -------------------

Food - Wholesale & Distribution (1.38%)
Sysco Corp                                              190,642                                       5,826,019
                                                                                             -------------------

Gold Mining (1.98%)
Newmont Mining Corp                                     157,843                                       8,354,630
                                                                                             -------------------

Insurance Brokers (2.08%)
AON Corp                                                114,905                                       4,000,992
Marsh & McLennan Cos Inc                                178,675                                       4,804,571
                                                                                             -------------------
                                                                                           8,805,563
                                                                                             -------------------
Investment Management & Advisory Services (1.13%)
Eaton Vance Corp (a)                                     70,830                                       1,767,917
Nuveen Investments Inc                                   69,530                                       2,993,266
                                                                                             -------------------
                                                                                           4,761,183
                                                                                             -------------------
Life & Health Insurance (1.50%)
Aflac Inc                                               136,277                                       6,316,439
                                                                                             -------------------

Linen Supply & Related Items (3.42%)
Cintas Corp (a)                                         363,644                                      14,458,485
                                                                                             -------------------


Machinery - Print Trade (1.82%)
Zebra Technologies Corp (a)(b)                          225,468                                       7,701,987
                                                                                             -------------------

Medical - Biomedical/Gene (0.68%)
Medimmune Inc (a)(b)                                    106,389                                       2,883,142
                                                                                             -------------------

Medical - Drugs (1.32%)
Valeant Pharmaceuticals International (a)               330,558                                       5,593,041
                                                                                             -------------------

Medical - HMO (1.31%)
Coventry Health Care Inc (b)                            100,769                                       5,536,249
                                                                                             -------------------

Medical - Outpatient & Home Medical Care (0.86%)
Lincare Holdings Inc (a)(b)                              96,341                                       3,645,543
                                                                                             -------------------

Medical Instruments (0.40%)
St Jude Medical Inc (b)                                  52,408                                       1,699,067
                                                                                             -------------------

Medical Laboratory & Testing Service (2.11%)
Laboratory Corp of America Holdings (b)                 142,981                                       8,897,708
                                                                                             -------------------

Medical Products (0.13%)
Varian Medical Systems Inc (b)                           11,179                                         529,326
                                                                                             -------------------

Multi-line Insurance (1.77%)
Loews Corp                                              210,942                                       7,477,894
                                                                                             -------------------

Office Automation & Equipment (0.66%)
Pitney Bowes Inc                                         67,693                                       2,795,721
                                                                                             -------------------

Oil - Field Services (3.22%)
BJ Services Co                                          229,502                                       8,551,245
Weatherford International Ltd (b)                       102,226                                       5,072,454
                                                                                             -------------------
                                                                                          13,623,699

                                                                                             -------------------
Oil - US Royalty Trusts (0.20%)
Hugoton Royalty Trust                                    27,841                                         826,878
                                                                                             -------------------

Oil Company - Exploration & Production (4.38%)
Cimarex Energy Co (a)                                    73,124                                       3,144,332
Encore Acquisition Co (b)                               167,885                                       4,504,354
Pioneer Natural Resources Co (a)                        111,060                                       5,154,295
Rosetta Resources Inc (a)(b)                            118,152                                       1,963,686
XTO Energy Inc                                           84,699                                       3,749,625
                                                                                             -------------------
                                                                                          18,516,292
                                                                                             -------------------
Paper & Related Products (0.53%)
Rayonier Inc                                             59,048                                       2,238,510
                                                                                             -------------------

Pipelines (3.23%)
Equitable Resources Inc                                 148,469                                       4,973,711
Questar Corp                                             73,806                                       5,940,645
Williams Cos Inc                                        116,650                                       2,724,944
                                                                                             -------------------
                                                                                          13,639,300
                                                                                             -------------------
Power Converter & Supply Equipment (1.98%)
American Power Conversion Corp (a)                      430,235                                       8,385,280
                                                                                             -------------------


Property & Casualty Insurance (3.60%)
Fidelity National Financial Inc                          77,400                                       3,014,730
Markel Corp (b)                                          16,984                                       5,893,448
Mercury General Corp                                    111,415                                       6,280,463
                                                                                             -------------------
                                                                                          15,188,641
                                                                                             -------------------
Publishing - Newspapers (1.90%)
Washington Post Co/The                                   10,282                                       8,020,063
                                                                                             -------------------

Quarrying (1.30%)
Vulcan Materials Co                                      70,641                                       5,509,998
                                                                                             -------------------

Real Estate Operator & Developer (3.71%)
Brookfield Asset Management Inc                         229,149                                       9,308,033
Forest City Enterprises Inc                             127,364                                       6,356,737
                                                                                             -------------------
                                                                                          15,664,770
                                                                                             -------------------
Reinsurance (1.42%)
Everest Re Group Ltd (a)                                 67,266                                       5,823,218
Montpelier Re Holdings Ltd ADR                           10,438                                         180,473
                                                                                             -------------------
                                                                                           6,003,691
                                                                                             -------------------
Retail - Auto Parts (1.15%)
Autozone Inc (b)                                         13,871                                       1,223,422
O'Reilly Automotive Inc (b)                             116,472                                       3,632,762
                                                                                             -------------------
                                                                                           4,856,184
                                                                                             -------------------
Retail - Automobile (2.17%)
Carmax Inc (a)(b)                                       258,819                                       9,177,722
                                                                                             -------------------

Retail - Discount (2.78%)
Costco Wholesale Corp                                    67,713                                       3,868,444
TJX Cos Inc                                             345,088                                       7,888,711
                                                                                             -------------------
                                                                                          11,757,155
                                                                                             -------------------
Retail - Jewelry (0.86%)
Tiffany & Co                                            110,218                                       3,639,398
                                                                                             -------------------

Retail - Restaurants (1.94%)
Yum! Brands Inc                                         163,258                                       8,206,980
                                                                                             -------------------

Schools (0.66%)
Strayer Education Inc                                    28,742                                       2,791,423
                                                                                             -------------------

Telephone - Integrated (2.21%)
Citizens Communications Co                              396,361                                       5,172,511
Telephone & Data Systems Inc - Special Shares           106,815                                       4,155,103
                                                                                             -------------------
                                                                                           9,327,614
                                                                                             -------------------
Textile - Home Furnishings (0.29%)
Mohawk Industries Inc (a)(b)                             17,365                                       1,221,628
                                                                                             -------------------

Transport - Truck (0.68%)
Heartland Express Inc                                   161,420                                       2,887,804
                                                                                             -------------------

Wireless Equipment (1.64%)
American Tower Corp (b)                                 223,278                                       6,948,411
                                                                                             -------------------
TOTAL COMMON STOCKS                                                                       $         418,145,800
                                                                                             -------------------

                                                       Principal
                                                        Amount                          Value
                                                      ---------- --------------------------- -------------------
SHORT TERM INVESTMENTS (1.14%)
Commercial Paper (1.14%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                      4,804,354                                       4,804,354
                                                                                             -------------------
TOTAL SHORT TERM INVESTMENTS                                                              $           4,804,354
                                                                                             -------------------
MONEY MARKET FUNDS (10.14%)
BNY Institutional Cash Reserve Fund (c)               42,838,000                                     42,838,000
                                                                                             -------------------
TOTAL MONEY MARKET FUNDS                                                                  $          42,838,000
                                                                                             -------------------
Total Investments                                                                         $         465,788,154
Liabilities in Excess of Other Assets, Net - (10.24)%                                              (43,250,104)
                                                                                             -------------------
TOTAL NET ASSETS - 100.00%                                                                $         422,538,050
                                                                                             ===================
                                                                                             -------------------

                                                                                             ===================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                              $          70,962,359

Unrealized Depreciation                                       (13,914,019)
                                                        -------------------
Net Unrealized Appreciation (Depreciation)                      57,048,340
Cost for federal income tax purposes                           408,739,814


Portfolio Summary (unaudited)
------------------------------------------------------- -------------------
Sector                                                             Percent
------------------------------------------------------- -------------------
Financial                                                           31.41%
Consumer, Cyclical                                                  15.82%
Consumer, Non-cyclical                                              15.24%
Energy                                                              12.53%
Communications                                                      11.37%
Industrial                                                           9.24%
Technology                                                           8.62%
Basic Materials                                                      3.81%
Utilities                                                            1.42%
Diversified                                                          0.78%
Liabilities in Excess of Other Assets, Net                       (-10.24%)
                                                        -------------------
TOTAL NET ASSETS                                                   100.00%
                                                        ===================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
MidCap Growth Account
                                                            Shares
                                                             Held                                       Value
                                                         ---------- --------------------------- -------------------
COMMON STOCKS (97.60%)
Advertising Services (0.51%)
Getty Images Inc (a)(b)                                     5,800                           $             368,358
                                                                                                -------------------

Aerospace & Defense (1.27%)
Rockwell Collins Inc                                        16,500                                         921,855
                                                                                                -------------------

Aerospace & Defense Equipment (0.53%)
Alliant Techsystems Inc (b)                                  5,000                                         381,750
                                                                                                -------------------

Airlines (0.51%)
Continental Airlines Inc (a)(b)                             12,500                                         372,500
                                                                                                -------------------

Apparel Manufacturers (1.39%)
Coach Inc (b)                                               22,100                                         660,790
Polo Ralph Lauren Corp                                       6,400                                         351,360
                                                                                                -------------------
                                                                                              1,012,150
                                                                                                -------------------
Applications Software (1.01%)
Intuit Inc (a)(b)                                           12,200                                         736,758
                                                                                                -------------------

Auto - Medium & Heavy Duty Trucks (1.07%)
Paccar Inc                                                   9,400                                         774,372
                                                                                                -------------------

Beverages - Wine & Spirits (0.59%)
Brown-Forman Corp                                            6,000                                         428,700
                                                                                                -------------------

Building - Heavy Construction (0.51%)
Granite Construction Inc                                     8,100                                         366,687
                                                                                                -------------------

Building - Residential & Commercial (0.54%)
NVR Inc (a)(b)                                                 800                                         393,000
                                                                                                -------------------

Building Products - Cement & Aggregate (0.42%)
Florida Rock Industries Inc                                  6,200                                         307,954
                                                                                                -------------------

Cable TV (0.71%)
EchoStar Communications Corp (b)                            16,700                                         514,527
                                                                                                -------------------

Casino Hotels (0.36%)
Harrah's Entertainment Inc                                   3,682                                         262,085
                                                                                                -------------------

Casino Services (1.17%)
International Game Technology                               22,400                                         849,856
                                                                                                -------------------

Chemicals - Specialty (0.52%)
Ashland Inc                                                  5,700                                         380,190
                                                                                                -------------------

Coal (0.51%)
Peabody Energy Corp (a)                                      6,700                                         373,525
                                                                                                -------------------


Commercial Banks (1.11%)
Bancorpsouth Inc                                            11,200                                         305,200
Corus Bankshares Inc (a)                                     9,600                                         251,328
East West Bancorp Inc                                        6,500                                         246,415
                                                                                                -------------------
                                                                                                802,943
                                                                                                -------------------
Commercial Services - Finance (1.68%)
Equifax Inc                                                 17,800                                         611,252
Moody's Corp                                                11,150                                         607,229
                                                                                                -------------------
                                                                                              1,218,481
                                                                                                -------------------
Computer Aided Design (1.31%)
Ansys Inc (b)                                                6,600                                         315,612
Autodesk Inc (b)                                            18,500                                         637,510
                                                                                                -------------------
                                                                                                953,122
                                                                                                -------------------
Computer Services (1.62%)
Cognizant Technology Solutions Corp (b)                     11,500                                         774,755
Factset Research Systems Inc                                 8,500                                         402,050
                                                                                                -------------------
                                                                                              1,176,805
                                                                                                -------------------
Computers - Integrated Systems (0.37%)
NCR Corp (b)                                                 7,400                                         271,136
                                                                                                -------------------

Computers  -Memory Devices (2.56%)
Network Appliance Inc (a)(b)                                16,600                                         585,980
SanDisk Corp (a)(b)                                         10,900                                         555,682
Western Digital Corp (a)(b)                                 36,200                                         717,122
                                                                                                -------------------
                                                                                              1,858,784
                                                                                                -------------------
Consulting Services (0.80%)
Corporate Executive Board Co                                 5,800                                         581,160
                                                                                                -------------------

Containers - Paper & Plastic (0.41%)
Pactiv Corp (b)                                             12,000                                         297,000
                                                                                                -------------------

Cosmetics & Toiletries (0.63%)
Estee Lauder Cos Inc/The                                    11,900                                         460,173
                                                                                                -------------------

Data Processing & Management (1.31%)
Dun & Bradstreet Corp (b)                                    8,900                                         620,152
Fair Isaac Corp                                              9,200                                         334,052
                                                                                                -------------------
                                                                                                954,204
                                                                                                -------------------
Disposable Medical Products (0.94%)
CR Bard Inc                                                  9,300                                         681,318
                                                                                                -------------------

Distribution & Wholesale (0.33%)
Building Material Holding Corp (a)                           8,700                                         242,469
                                                                                                -------------------

Diversified Manufacturing Operations (0.90%)
Parker Hannifin Corp                                         8,400                                         651,840
                                                                                                -------------------

Drug Delivery Systems (0.88%)
Hospira Inc (b)                                             14,800                                         635,512
                                                                                                -------------------

E-Commerce - Services (0.63%)
Emdeon Corp (b)                                             37,100                                         460,411
                                                                                                -------------------

Electric - Integrated (0.54%)
Pinnacle West Capital Corp                                   9,800                                         391,118
                                                                                                -------------------

Electronic Components - Semiconductors (3.60%)
Intersil Corp                                               12,700                                         295,275
MEMC Electronic Materials Inc (b)                           11,000                                         412,500
Microchip Technology Inc                                    21,500                                         721,325
National Semiconductor Corp                                 23,000                                         548,550
Nvidia Corp (b)                                             29,800                                         634,442
                                                                                                -------------------
                                                                                              2,612,092
                                                                                                -------------------
Electronic Connectors (1.48%)
Amphenol Corp                                               11,100                                         621,156
Thomas & Betts Corp (b)                                      8,900                                         456,570
                                                                                                -------------------
                                                                                              1,077,726
                                                                                                -------------------
Electronic Measurement Instruments (0.60%)
Agilent Technologies Inc (b)                                13,900                                         438,684
                                                                                                -------------------

Engines - Internal Combustion (0.46%)
Cummins Inc                                                  2,750                                         336,187
                                                                                                -------------------

Enterprise Software & Services (0.45%)
BEA Systems Inc (b)                                         25,000                                         327,250
                                                                                                -------------------

Finance - Auto Loans (0.56%)
AmeriCredit Corp (a)(b)                                     14,600                                         407,632
                                                                                                -------------------

Finance - Credit Card (0.60%)
CompuCredit Corp (a)(b)                                     11,400                                         438,216
                                                                                                -------------------

Finance - Investment Banker & Broker (0.47%)
TD Ameritrade Holding Corp                                  23,000                                         340,630
                                                                                                -------------------

Finance - Other Services (1.06%)
NYSE Group Inc (a)(b)                                       11,200                                         766,976
                                                                                                -------------------

Food - Meat Products (0.42%)
Hormel Foods Corp                                            8,200                                         304,548
                                                                                                -------------------

Food - Miscellaneous/Diversified (1.72%)
Campbell Soup Co                                            16,500                                         612,315
HJ Heinz Co                                                 15,500                                         638,910
                                                                                                -------------------
                                                                                              1,251,225
                                                                                                -------------------
Garden Products (0.75%)
Toro Co                                                     11,600                                         541,720
                                                                                                -------------------

Home Decoration Products (0.74%)
Newell Rubbermaid Inc                                       20,900                                         539,847
                                                                                                -------------------

Hotels & Motels (1.85%)
Choice Hotels International Inc                             12,000                                         727,200
Hilton Hotels Corp (a)                                      21,800                                         616,504
                                                                                                -------------------
                                                                                              1,343,704
                                                                                                -------------------
Human Resources (1.56%)
Manpower Inc                                                10,900                                         704,140
Monster Worldwide Inc (b)                                   10,000                                         426,600
                                                                                                -------------------
                                                                                              1,130,740
                                                                                                -------------------
Independent Power Producer (0.42%)
Mirant Corp (b)                                             11,400                                         305,520
                                                                                                -------------------

Industrial Automation & Robots (0.72%)
Rockwell Automation Inc                                      7,300                                         525,673
                                                                                                -------------------

Industrial Gases (0.66%)
Airgas Inc                                                  12,900                                         480,525
                                                                                                -------------------

Internet Infrastructure Software (0.46%)
Akamai Technologies Inc (b)                                  9,300                                         336,567
                                                                                                -------------------

Internet Security (0.52%)
VeriSign Inc (a)(b)                                         16,300                                         377,671
                                                                                                -------------------

Investment Management & Advisory Services (1.87%)
Ameriprise Financial Inc                                     9,800                                         437,766
Blackrock, Inc. (a)                                          4,000                                         556,680
T Rowe Price Group Inc                                       9,600                                         362,976
                                                                                                -------------------
                                                                                              1,357,422
                                                                                                -------------------
Machinery - Construction & Mining (0.47%)
Joy Global Inc                                               6,600                                         343,794
                                                                                                -------------------

Machinery - Pumps (0.92%)
Graco Inc                                                   14,600                                         671,308
                                                                                                -------------------

Medical - Biomedical/Gene (1.40%)
Biogen Idec Inc (b)                                         12,500                                         579,125
Invitrogen Corp (b)                                          6,600                                         436,062
                                                                                                -------------------
                                                                                              1,015,187
                                                                                                -------------------
Medical - Drugs (2.87%)
Allergan Inc                                                 5,000                                         536,300
Forest Laboratories Inc (b)                                 17,500                                         677,075
King Pharmaceuticals Inc (b)                                27,500                                         467,500
Sepracor Inc (a)(b)                                          7,100                                         405,694
                                                                                                -------------------
                                                                                              2,086,569
                                                                                                -------------------
Medical - HMO (1.87%)
Health Net Inc (b)                                          12,200                                         551,074
Humana Inc (b)                                              15,000                                         805,500
                                                                                                -------------------
                                                                                              1,356,574
                                                                                                -------------------
Medical - Wholesale Drug Distribution (0.76%)
AmerisourceBergen Corp                                      13,200                                         553,344
                                                                                                -------------------

Medical Instruments (0.75%)
Beckman Coulter Inc (a)                                      9,800                                         544,390
                                                                                                -------------------

Medical Laboratory & Testing Service (2.22%)
Laboratory Corp of America Holdings (b)                     12,900                                         802,767
Quest Diagnostics Inc                                       13,500                                         808,920
                                                                                                -------------------
                                                                                              1,611,687
                                                                                                -------------------
Medical Products (1.70%)
Biomet Inc                                                  20,100                                         628,929
Henry Schein Inc (b)                                        13,000                                         607,490
                                                                                                -------------------
                                                                                              1,236,419
                                                                                                -------------------
Metal - Copper (0.79%)
Phelps Dodge Corp                                            7,000                                         575,120
                                                                                                -------------------


Metal - Diversified (1.17%)
Freeport-McMoRan Copper & Gold Inc                          15,300                                         847,773
                                                                                                -------------------

Multi-line Insurance (0.52%)
Assurant Inc                                                 7,800                                         377,520
                                                                                                -------------------

Multimedia (0.75%)
EW Scripps Co                                               12,700                                         547,878
                                                                                                -------------------

Non-hazardous Waste Disposal (0.40%)
Republic Services Inc                                        7,200                                         290,448
                                                                                                -------------------

Oil - Field Services (0.91%)
Superior Energy Services (b)                                11,500                                         389,850
Tetra Technologies Inc (b)                                   9,000                                         272,610
                                                                                                -------------------
                                                                                                662,460
                                                                                                -------------------
Oil & Gas Drilling (2.87%)
ENSCO International Inc                                     14,000                                         644,280
Helmerich & Payne Inc                                        8,300                                         500,158
Patterson-UTI Energy Inc                                    16,200                                         458,622
Pride International Inc (b)                                 15,300                                         477,819
                                                                                                -------------------
                                                                                              2,080,879
                                                                                                -------------------
Oil Company - Exploration & Production (2.08%)
Chesapeake Energy Corp                                      17,600                                         532,400
Cimarex Energy Co                                           10,700                                         460,100
XTO Energy Inc                                              11,700                                         517,959
                                                                                                -------------------
                                                                                              1,510,459
                                                                                                -------------------
Oil Company - Integrated (0.57%)
Hess Corp (a)                                                7,800                                         412,230
                                                                                                -------------------

Oil Field Machinery & Equipment (0.63%)
Cameron International Corp (b)                               9,600                                         458,592
                                                                                                -------------------

Oil Refining & Marketing (1.39%)
Sunoco Inc                                                   6,700                                         464,243
Tesoro Corp                                                  7,300                                         542,828
                                                                                                -------------------
                                                                                              1,007,071
                                                                                                -------------------
Pharmacy Services (0.47%)
Express Scripts Inc (b)                                      4,800                                         344,352
                                                                                                -------------------

Publishing - Books (0.36%)
John Wiley & Sons Inc                                        7,900                                         262,280
                                                                                                -------------------

Quarrying (0.53%)
Vulcan Materials Co                                          4,900                                         382,200
                                                                                                -------------------

Real Estate Magagement & Services (0.56%)
CB Richard Ellis Group Inc (b)                              16,200                                         403,380
                                                                                                -------------------

Regional Banks (0.59%)
Comerica Inc                                                 8,200                                         426,318
                                                                                                -------------------

REITS - Hotels (0.86%)
Host Hotels & Resorts Inc                                   28,400                                         621,108
                                                                                                -------------------


REITS - Regional Malls (0.50%)
CBL & Associates Properties Inc                              9,300                                         362,049
                                                                                                -------------------

Retail - Apparel & Shoe (1.82%)
American Eagle Outfitters                                   15,200                                         517,408
Nordstrom Inc                                               22,100                                         806,650
                                                                                                -------------------
                                                                                              1,324,058
                                                                                                -------------------
Retail - Automobile (0.62%)
Autonation Inc (a)(b)                                       21,100                                         452,384
                                                                                                -------------------

Retail - Bedding (0.42%)
Bed Bath & Beyond Inc (b)                                    9,200                                         305,164
                                                                                                -------------------

Retail - Catalog Shopping (0.53%)
MSC Industrial Direct Co                                     8,100                                         385,317
                                                                                                -------------------

Retail - Computer Equipment (0.48%)
GameStop Corp (a)(b)                                         8,300                                         348,600
                                                                                                -------------------

Retail - Discount (1.25%)
TJX Cos Inc                                                 39,800                                         909,828
                                                                                                -------------------

Retail - Major Department Store (0.74%)
JC Penney Co Inc                                             8,000                                         540,080
                                                                                                -------------------

Retail - Office Supplies (0.93%)
Office Depot Inc (b)                                        17,700                                         672,600
                                                                                                -------------------

Retail - Restaurants (1.84%)
Darden Restaurants Inc                                      11,500                                         453,100
Domino's Pizza Inc                                          18,000                                         445,320
Yum! Brands Inc                                              8,700                                         437,349
                                                                                                -------------------
                                                                                              1,335,769
                                                                                                -------------------
Retail - Sporting Goods (0.50%)
Dick's Sporting Goods Inc (a)(b)                             9,100                                         360,360
                                                                                                -------------------

Semiconductor Component - Integrated Circuits (1.47%)
Analog Devices Inc                                          15,200                                         488,528
Maxim Integrated Products Inc                               18,000                                         577,980
                                                                                                -------------------
                                                                                              1,066,508
                                                                                                -------------------
Semiconductor Equipment (1.05%)
Lam Research Corp (b)                                       16,300                                         759,906
                                                                                                -------------------

Steel - Producers (0.69%)
Nucor Corp                                                   9,200                                         499,100
                                                                                                -------------------

Telecommunication Equipment (0.99%)
Adtran Inc                                                  19,800                                         444,114
Harris Corp                                                  6,600                                         273,966
                                                                                                -------------------
                                                                                                718,080
                                                                                                -------------------
Therapeutics (0.51%)
MGI Pharma Inc (b)                                          17,100                                         367,650
                                                                                                -------------------

Tools - Hand Held (0.88%)
Black & Decker Corp                                          7,600                                         641,896
                                                                                                -------------------

Toys (0.67%)
Mattel Inc                                                  29,500                                         487,045
                                                                                                -------------------

Transport - Rail (0.68%)
CSX Corp                                                     7,000                                         493,080
                                                                                                -------------------

Transport - Services (2.46%)
CH Robinson Worldwide Inc                                   17,700                                         943,410
Expeditors International Washington Inc (a)                  7,400                                         414,474
Ryder System Inc                                             7,300                                         426,539
                                                                                                -------------------
                                                                                              1,784,423
                                                                                                -------------------
Wireless Equipment (1.55%)
American Tower Corp (b)                                     22,000                                         684,640
Crown Castle International Corp (a)(b)                      12,800                                         442,112
                                                                                                -------------------
                                                                                              1,126,752
                                                                                                -------------------
TOTAL COMMON STOCKS                                                                          $          70,891,287
                                                                                                -------------------
                                                         Principal
                                                            Amount                                      Value
                                                         ---------- --------------------------- -------------------
MONEY MARKET FUNDS (12.97%)
BNY Institutional Cash Reserve Fund (c)                  9,423,000                                       9,423,000
                                                                                                -------------------
TOTAL MONEY MARKET FUNDS                                                                     $           9,423,000
                                                                                                -------------------
Total Investments                                                                            $          80,314,287
Liabilities in Excess of Other Assets, Net - (10.57)%                                                  (7,680,470)
                                                                                                -------------------
TOTAL NET ASSETS - 100.00%                                                                   $          72,633,817
                                                                                                ===================
                                                                                                -------------------

                                                                                                ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                  $           8,971,760
Unrealized Depreciation                                            (2,454,324)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                           6,517,436
Cost for federal income tax purposes                                73,796,851



Portfolio Summary (unaudited)
----------------------------------------------------------- -------------------
Sector                                                                 Percent
----------------------------------------------------------- -------------------
Consumer, Non-cyclical                                                  21.76%
Financial                                                               21.65%
Consumer, Cyclical                                                      18.52%
Technology                                                              14.75%
Industrial                                                              13.12%
Energy                                                                   8.96%
Communications                                                           6.49%
Basic Materials                                                          4.36%
Utilities                                                                0.96%
Liabilities in Excess of Other Assets, Net                           (-10.57%)
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================



See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
MidCap Value Account
                                                        Shares
                                                        Held                    Value
                                                     ---------------- ------ -----------------
COMMON STOCKS (98.43%)
Aerospace & Defense (0.68%)
Empresa Brasileira de Aeronautica SA ADR                     23,367      $           852,194
                                                                             -----------------

Agricultural Operations (1.15%)
Archer-Daniels-Midland Co                                     34,800                1,436,544
                                                                             -----------------

Airlines (0.22%)
Alaska Air Group Inc (a)                                       7,100                  279,882
                                                                             -----------------

Appliances (0.89%)
Whirlpool Corp (b)                                            13,528                1,118,089
                                                                             -----------------

Auction House & Art Dealer (0.18%)
Adesa Inc                                                     10,100                  224,624
                                                                             -----------------

Auto/Truck Parts & Equipment - Original (1.54%)
Autoliv Inc                                                   10,900                  616,613
Johnson Controls Inc                                          10,932                  898,829
TRW Automotive Holdings Corp (a)                              15,200                  414,656
                                                                             -----------------
                                                                         1,930,098
                                                                             -----------------
Beverages - Non-alcoholic (0.68%)
Coca-Cola Enterprises Inc                                     33,800                  688,506
PepsiAmericas Inc                                              7,300                  161,403
                                                                             -----------------
                                                                           849,909
                                                                             -----------------
Beverages - Wine & Spirits (0.69%)
Constellation Brands Inc (a)                                  34,572                  864,300
                                                                             -----------------

Building - Heavy Construction (0.68%)
Chicago Bridge & Iron Co NV (b)                               35,210                  850,321
                                                                             -----------------

Building - Residential & Commercial (4.56%)
Beazer Homes USA Inc (b)                                       8,199                  376,088
Centex Corp (b)                                               17,628                  886,688
Hovnanian Enterprises Inc (a)(b)                              27,785                  835,773
KB Home                                                       23,915                1,096,503
Lennar Corp                                                   21,366                  948,009
Meritage Homes Corp (a)(b)                                     4,800                  226,800
NVR Inc (a)(b)                                                 1,139                  559,534
Pulte Homes Inc (b)                                           26,738                  769,787
                                                                             -----------------
                                                                         5,699,182
                                                                             -----------------
Building & Construction Products -
Miscellaneous (0.25%)
USG Corp (a)                                                   4,300                  313,599
                                                                             -----------------

Capacitors (0.07%)
Kemet Corp (a)                                                10,000                   92,200
                                                                             -----------------

Chemicals - Diversified (2.08%)
FMC Corp                                                       5,800                  373,462
Lyondell Chemical Co                                          27,500                  623,150
PPG Industries Inc                                            12,900                  851,400

Rohm & Haas Co                                                15,000                  751,800
                                                                             -----------------
                                                                         2,599,812
                                                                             -----------------
Chemicals - Specialty (0.91%)
Ashland Inc                                                    8,700                  580,290
Lubrizol Corp                                                 14,000                  557,900
                                                                             -----------------
                                                                         1,138,190
                                                                             -----------------
Coal (2.23%)
Arch Coal Inc (b)                                             35,633                1,509,770
Foundation Coal Holdings Inc (b)                              14,530                  681,893
Peabody Energy Corp (b)                                       10,750                  599,313
                                                                             -----------------
                                                                         2,790,976
                                                                             -----------------
Commercial Banks (1.52%)
Colonial BancGroup Inc/The                                    22,900                  588,072
M&T Bank Corp                                                  6,500                  766,480
Sky Financial Group Inc                                        7,800                  184,158
TD Banknorth Inc                                              12,300                  362,235
                                                                             -----------------
                                                                         1,900,945
                                                                             -----------------
Computer Services (1.60%)
Computer Sciences Corp (a)                                    14,800                  716,912
Electronic Data Systems Corp                                  32,900                  791,574
Unisys Corp (a)                                               77,600                  487,328
                                                                             -----------------
                                                                         1,995,814
                                                                             -----------------
Computers (0.52%)
Sun Microsystems Inc (a)                                     155,300                  644,495
                                                                             -----------------

Computers - Integrated Systems (0.05%)
Brocade Communications Systems Inc (a)                         9,700                   59,558
                                                                             -----------------

Computers - Peripheral Equipment (0.95%)
Lexmark International Inc (a)                                 21,272                1,187,616
                                                                             -----------------

Consumer Products - Miscellaneous (0.32%)
Jarden Corp (a)(b)                                            13,164                  400,844
                                                                             -----------------

Containers - Paper & Plastic (0.21%)
Packaging Corp of America                                     12,000                  264,240
                                                                             -----------------

Distribution & Wholesale (0.67%)
Genuine Parts Co                                              17,100                  712,386
Ingram Micro Inc (a)                                           7,200                  130,536
                                                                             -----------------
                                                                           842,922
                                                                             -----------------
Diversified Manufacturing Operations (2.86%)
Carlisle Cos Inc                                               1,500                  118,950
Eaton Corp                                                    26,270                1,980,758
Ingersoll-Rand Co Ltd                                         19,492                  833,868
Parker Hannifin Corp                                           8,300                  644,080
                                                                             -----------------
                                                                         3,577,656
                                                                             -----------------
Drug Delivery Systems (0.35%)
Hospira Inc (a)                                               10,300                  442,282
                                                                             -----------------

Electric - Integrated (6.79%)
American Electric Power Co Inc                                26,400                  904,200
Constellation Energy Group Inc                                14,600                  795,992
DPL Inc (b)                                                   41,359                1,108,421
Edison International                                          53,267                2,077,413
Energy East Corp                                              16,700                  399,631

Pepco Holdings Inc                                            21,300                  502,254
SCANA Corp                                                    12,800                  493,824
TECO Energy Inc                                               31,900                  476,586
TXU Corp                                                      24,916                1,489,728
WPS Resources Corp                                             4,700                  233,120
                                                                             -----------------
                                                                         8,481,169
                                                                             -----------------
Electric Products - Miscellaneous (0.35%)
Molex Inc                                                     13,100                  439,767
                                                                             -----------------

Electronic Components - Miscellaneous (0.43%)
Benchmark Electronics Inc (a)                                  3,000                   72,360
Sanmina-SCI Corp (a)                                          49,800                  229,080
Technitrol Inc                                                10,000                  231,500
                                                                             -----------------
                                                                           532,940
                                                                             -----------------
Electronic Components - Semiconductors (0.21%)
International Rectifier Corp (a)(b)                            6,698                  261,758
                                                                             -----------------

Electronic Design Automation (0.70%)
Cadence Design Systems Inc (a)                                27,800                  476,770
Synopsys Inc (a)                                              21,300                  399,801
                                                                             -----------------
                                                                           876,571

                                                                             -----------------
Electronic Parts Distribution (0.28%)
Avnet Inc (a)                                                 17,500                  350,350
                                                                             -----------------

Engineering - Research & Development
Services (0.52%)
EMCOR Group Inc (a)                                            5,400                  262,818
Jacobs Engineering Group Inc (a)                               4,900                  390,236
                                                                             -----------------
                                                                           653,054
                                                                             -----------------
Engines - Internal Combustion (0.23%)
Cummins Inc                                                    2,300                  281,175
                                                                             -----------------

Enterprise Software & Services (0.93%)
BEA Systems Inc (a)                                           41,300                  540,617
BMC Software Inc (a)                                          25,800                  616,620
                                                                             -----------------
                                                                         1,157,237
                                                                             -----------------
Fiduciary Banks (1.24%)
Mellon Financial Corp                                         26,700                  919,281
Northern Trust Corp                                           11,500                  635,950
                                                                             -----------------
                                                                         1,555,231
                                                                             -----------------
Finance - Commercial (0.67%)
CIT Group Inc                                                 15,900                  831,411
                                                                             -----------------

Finance - Investment Banker & Broker (2.94%)
Bear Stearns Cos Inc/The                                      17,107                2,396,349
Jefferies Group Inc                                           22,000                  651,860
Raymond James Financial Inc                                   20,500                  620,535
                                                                             -----------------
                                                                         3,668,744
                                                                             -----------------
Finance - Mortgage Loan/Banker (1.01%)
IndyMac Bancorp Inc (b)                                       27,467                1,259,362
                                                                             -----------------

Financial Guarantee Insurance (0.88%)
PMI Group Inc/The                                             24,531                1,093,592
                                                                             -----------------

Food - Dairy Products (0.46%)
Dean Foods Co (a)                                             15,600                  580,164
                                                                             -----------------

Food - Miscellaneous/Diversified (0.38%)
Campbell Soup Co                                              12,800                  475,008
                                                                             -----------------

Food - Retail (0.82%)
Kroger Co/The                                                 47,100                1,029,606
                                                                             -----------------

Gas - Distribution (0.70%)
Sempra Energy                                                 19,100                  868,668
                                                                             -----------------

Health Care Cost Containment (0.61%)
McKesson Corp                                                 16,200                  765,936
                                                                             -----------------

Human Resources (0.50%)
Manpower Inc                                                   9,700                  626,620
                                                                             -----------------

Independent Power Producer (1.34%)
Mirant Corp (a)                                               42,361                1,135,275
NRG Energy Inc (a)(b)                                         11,172                  538,267
                                                                             -----------------
                                                                         1,673,542
                                                                             -----------------
Insurance Brokers (0.68%)
AON Corp                                                      24,400                  849,608
                                                                             -----------------

Internet Security (0.46%)
Check Point Software Technologies (a)(b)                      32,432                  570,155
                                                                             -----------------

Life & Health Insurance (1.56%)
Lincoln National Corp                                         17,900                1,010,276
Nationwide Financial Services                                  9,900                  436,392
Stancorp Financial Group Inc                                   9,900                  504,009
                                                                             -----------------
                                                                         1,950,677
                                                                             -----------------
Machinery - Construction & Mining (1.75%)
Joy Global Inc                                                 7,083                  368,953
Terex Corp (a)                                                18,420                1,818,054
                                                                             -----------------
                                                                         2,187,007
                                                                             -----------------
Machinery - General Industry (0.85%)
Manitowoc Co Inc/The                                          23,850                1,061,325
                                                                             -----------------

Medical - Drugs (0.54%)
Shire PLC ADR                                                 15,123                  668,890
                                                                             -----------------

Medical - HMO (1.57%)
Aetna Inc                                                     20,526                  819,603
Coventry Health Care Inc (a)                                  10,685                  587,034
Health Net Inc (a)                                             5,600                  252,952
Humana Inc (a)                                                 4,600                  247,020
Sierra Health Services Inc (a)                                 1,200                   54,036
                                                                             -----------------
                                                                         1,960,645
                                                                             -----------------
Medical - Hospitals (0.57%)
LifePoint Hospitals Inc (a)(b)                                16,154                  519,028
Triad Hospitals Inc (a)                                        4,737                  187,490
                                                                             -----------------
                                                                           706,518
                                                                             -----------------
Metal - Copper (1.07%)
Phelps Dodge Corp                                             16,278                1,337,400
                                                                             -----------------


Metal Processors & Fabrication (1.35%)
Timken Co                                                     50,225                1,683,040
                                                                             -----------------

Motorcycle/Motor Scooter (0.65%)
Harley-Davidson Inc                                           14,804                  812,592
                                                                             -----------------

Multi-line Insurance (1.61%)
Genworth Financial Inc                                        21,100                  735,124
Hanover Insurance Group Inc.                                   6,000                  284,760
HCC Insurance Holdings Inc                                     8,000                  235,520
Old Republic International Corp                               29,600                  632,552
Unitrin Inc                                                    2,800                  122,052
                                                                             -----------------
                                                                         2,010,008
                                                                             -----------------
Non-Ferrous Metals (0.04%)
Titanium Metals Corp (a)                                       1,600                   55,008
                                                                             -----------------

Oil & Gas Drilling (0.44%)
ENSCO International Inc                                        5,800                  266,916
Helmerich & Payne Inc                                          4,600                  277,196
                                                                             -----------------
                                                                           544,112
                                                                             -----------------
Oil Company - Exploration & Production (6.17%)
Canadian Natural Resources Ltd (b)                            13,984                  774,434
Denbury Resources Inc (a)                                     18,357                  581,366
Kerr-McGee Corp                                               39,014                2,705,621
Newfield Exploration Co (a)                                    4,300                  210,442
Noble Energy Inc                                              18,000                  843,480
Quicksilver Resources Inc (a)(b)                              14,895                  548,285
Southwestern Energy Co (a)                                    13,027                  405,922
Talisman Energy Inc (b)                                       61,219                1,070,108
XTO Energy Inc                                                12,849                  568,825
                                                                             -----------------
                                                                         7,708,483

                                                                             -----------------
Oil Field Machinery & Equipment (0.23%)
Cameron International Corp (a)                                 6,100                  291,397
                                                                             -----------------

Oil Refining & Marketing (1.21%)
Sunoco Inc                                                    18,420                1,276,322
Tesoro Corp                                                    3,200                  237,952
                                                                             -----------------
                                                                         1,514,274
                                                                             -----------------
Paper & Related Products (0.75%)
Smurfit-Stone Container Corp (a)                              28,900                  316,166
Temple-Inland Inc                                             14,500                  621,615
                                                                             -----------------
                                                                           937,781
                                                                             -----------------
Pharmacy Services (0.47%)
Omnicare Inc (b)                                              12,435                  589,668
                                                                             -----------------

Pipelines (1.72%)
National Fuel Gas Co                                          35,757                1,256,501
Williams Cos Inc                                              38,460                  898,426
                                                                             -----------------
                                                                         2,154,927
                                                                             -----------------
Printing - Commercial (0.58%)
RR Donnelley & Sons Co                                        22,500                  718,875
                                                                             -----------------

Property & Casualty Insurance (0.84%)
First American Corp                                            9,200                  388,884
WR Berkley Corp                                               19,300                  658,709
                                                                             -----------------
                                                                         1,047,593
                                                                             -----------------

Publicly Traded Investment Fund (6.14%)
Midcap SPDR Trust Series 1                                    55,100                7,668,267
                                                                             -----------------

Publishing - Newspapers (0.59%)
Tribune Co                                                    22,800                  739,404
                                                                             -----------------

Quarrying (0.38%)
Vulcan Materials Co                                            6,100                  475,800
                                                                             -----------------

Regional Banks (0.59%)
Comerica Inc                                                  14,100                  733,059
                                                                             -----------------

Reinsurance (1.13%)
Endurance Specialty Holdings Ltd                              44,314                1,418,048
                                                                             -----------------

REITS - Diversified (2.26%)
Colonial Properties Trust (b)                                 23,872                1,179,277
Duke Realty Corp                                              15,200                  534,280
iStar Financial Inc (b)                                       29,289                1,105,660
                                                                             -----------------
                                                                         2,819,217
                                                                             -----------------
REITS - Healthcare (0.32%)
Health Care Property Investors Inc                            15,100                  403,774
                                                                             -----------------

REITS - Hotels (0.39%)
Hospitality Properties Trust                                  11,200                  491,904
                                                                             -----------------

REITS - Office Property (1.93%)
Equity Office Properties Trust                                25,300                  923,703
HRPT Properties Trust                                         38,600                  446,216
Trizec Properties Inc                                         36,577                1,047,565
                                                                             -----------------
                                                                         2,417,484
                                                                             -----------------
REITS - Shopping Centers (1.79%)
Developers Diversified Realty Corp (b)                        33,721                1,759,562
Regency Centers Corp                                           7,700                  478,555
                                                                             -----------------
                                                                         2,238,117
                                                                             -----------------
REITS - Storage (0.12%)
Public Storage Inc                                             2,000                  151,800
                                                                             -----------------

REITS - Warehouse & Industrial (0.87%)
First Industrial Realty Trust Inc                             28,630                1,086,222
                                                                             -----------------

Rental - Auto & Equipment (0.98%)
United Rentals Inc (a)(b)                                     38,232                1,222,659
                                                                             -----------------

Retail - Apparel & Shoe (0.45%)
Ross Stores Inc                                               19,919                  558,728
                                                                             -----------------

Retail - Auto Parts (0.31%)
Advance Auto Parts Inc                                        13,301                  384,399
                                                                             -----------------

Retail - Bookstore (0.12%)
Barnes & Noble Inc                                             4,000                  146,000
                                                                             -----------------

Retail - Consumer Electronics (0.24%)
Circuit City Stores Inc                                       11,000                  299,420
                                                                             -----------------


Retail - Discount (0.50%)
TJX Cos Inc                                                   27,239                  622,684
                                                                             -----------------

Savings & Loans - Thrifts (0.37%)
Hudson City Bancorp Inc (b)                                   35,119                  468,136
                                                                             -----------------

Semiconductor Equipment (0.17%)
MKS Instruments Inc (a)                                        2,200                   44,264
Novellus Systems Inc (a)                                       6,900                  170,430
                                                                             -----------------
                                                                           214,694
                                                                             -----------------
Steel - Producers (0.67%)
United States Steel Corp                                      12,000                  841,440
                                                                             -----------------

Telecommunication Equipment (0.85%)
Arris Group Inc (a)                                           78,164                1,025,512
Avaya Inc (a)(b)                                               2,961                   33,814
                                                                             -----------------
                                                                         1,059,326
                                                                             -----------------
Telephone - Integrated (0.33%)
Telephone & Data Systems Inc                                  10,100                  418,140
                                                                             -----------------

Tools - Hand Held (0.26%)
Black & Decker Corp                                            3,800                  320,948
                                                                             -----------------

Toys (0.92%)
Hasbro Inc                                                    28,000                  507,080
Mattel Inc                                                    39,200                  647,192
                                                                             -----------------
                                                                         1,154,272
                                                                             -----------------
Transport - Marine (1.04%)
Frontline Ltd (b)                                             14,940                  565,479
Ship Finance International Ltd (b)                            42,653                  738,323
                                                                             -----------------
                                                                         1,303,802
                                                                             -----------------
Transport - Rail (0.83%)
CSX Corp                                                      14,700                1,035,468
                                                                             -----------------

Transport - Services (0.23%)
Laidlaw International Inc                                     11,400                  287,280
                                                                             -----------------

Vitamins & Nutrition Products (0.69%)
NBTY Inc (a)(b)                                               35,864                  857,508
                                                                             -----------------
TOTAL COMMON STOCKS                                                       $       123,016,180
                                                                             -----------------
                                                        Principal
                                                         Amount                   Value
                                                     ---------------- ------ -----------------
MONEY MARKET FUNDS (14.60%)
BNY Institutional Cash Reserve Fund (c)                   18,243,000               18,243,000
                                                                             -----------------
TOTAL MONEY MARKET FUNDS                                                  $        18,243,000
                                                                             -----------------
Total Investments                                                         $       141,259,180
Liabilities in Excess of Other Assets,
Net - (13.03)%                                                                    (16,286,595)
                                                                             -----------------
TOTAL NET ASSETS - 100.00%                                                $       124,972,585
                                                                             =================
                                                                             -----------------

                                                                             =================

(a)                Non-Income Producing Security
(b)                Security or a portion of the security was on loan at the end of the period.
(c)                Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                               $         9,964,087
Unrealized Depreciation                                       (3,069,322)

                                                         -----------------
Net Unrealized Appreciation (Depreciation)                      6,894,765
Cost for federal income tax purposes                          134,364,415


Portfolio Summary (unaudited)
--------------------------------------------- --- ------ -----------------
Sector                                                            Percent
--------------------------------------------- --- ------ -----------------
Financial                                                          37.32%
Industrial                                                         12.87%
Energy                                                             12.01%
Consumer, Non-cyclical                                             11.54%
Consumer, Cyclical                                                 11.08%
Utilities                                                           8.82%
Funds                                                               6.13%
Basic Materials                                                     5.91%
Technology                                                          5.12%
Communications                                                      2.23%
Liabilities in Excess of Other Assets, Net                      (-13.03%)
                                                         -----------------
TOTAL NET ASSETS                                                  100.00%
                                                         =================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Money Market Account
                                                      Principal
                                                       Amount                   Value
                                                   ---------------- ------ -----------------
COMMERCIAL PAPER (96.15%)
Asset Backed Securities (6.40%)
CAFCO
5.03%, 7/13/2006                                        1,100,000      $         1,098,156
5.03%, 7/21/2006                                           950,000                  947,345
5.01%, 8/ 3/2006                                         1,100,000                1,094,948
5.29%, 8/ 9/2006                                           700,000                  695,988
5.16%, 8/25/2006                                         1,000,000                  992,117
FCAR Owner Trust I
4.99%, 7/18/2006                                         1,000,000                  997,644
4.91%, 7/20/2006                                           900,000                  897,668
Windmill Funding
4.99%, 7/14/2006                                           800,000                  798,558
5.11%, 8/10/2006                                         1,000,000                  994,322
5.18%, 8/14/2006                                         1,000,000                  993,669
5.15%, 8/24/2006                                           800,000                  793,820
                                                                           -----------------
                                                                      10,304,235
                                                                           -----------------
Commercial Banks (12.09%)
Caylon North America
4.69%, 7/10/2006                                           800,000                  799,062
5.05%, 8/ 2/2006                                         1,000,000                  995,511
5.195%, 8/ 2/2006                                          900,000                  895,844
5.29%, 8/29/2006                                         1,000,000                  991,330
Nordea North America
5.075%, 8/ 1/2006                                        1,000,000                  995,630
5.06%, 8/10/2006                                         1,115,000                1,108,731
5.15%, 9/ 1/2006                                           900,000                  892,018
5.195%, 9/11/2006                                        1,000,000                  989,610
Skandinaviska Enskilda Banken
5.03%, 7/26/2006                                         1,885,000                1,878,416
5.15%, 7/26/2006                                         1,000,000                  996,424
5.02%, 7/31/2006                                         1,000,000                  995,817
Societe Generale North America Inc
5.05%, 7/ 3/2006                                         1,000,000                  999,719
5.28%, 7/ 3/2006                                           665,000                  664,805
5.00%, 7/ 6/2006                                           600,000                  599,583
Svenska Handelsbanken
5.08%, 8/ 7/2006                                           900,000                  895,301
5.14%, 8/22/2006                                           900,000                  893,318
5.29%, 9/11/2006                                         1,100,000                1,088,362
Westpac Banking Corp
5.08%, 8/18/2006                                           900,000                  893,904
5.12%, 8/18/2006                                         1,000,000                  993,173
Westpac Trust Securities Ltd.
4.89%, 7/24/2006                                           900,000                  897,188
                                                                           -----------------
                                                                      19,463,746
                                                                           -----------------
Distribution & Wholesale (0.54%)
Louis Dreyfus
5.17%, 7/18/2006                                           880,000                  877,852
                                                                           -----------------

Diversified Financial Services (4.48%)
Amstel Funding
4.95%, 7/11/2006                                           675,000                  674,072

Amstel Funding (continued)
5.32%, 9/15/2006                                         1,040,000                1,028,319
5.40%, 9/15/2006                                           920,000                  909,512
5.40%, 9/29/2006                                           900,000                  887,850
General Electric Capital
4.86%, 7/12/2006                                           930,000                  928,619
4.97%, 7/17/2006                                           860,000                  858,100
5.10%, 9/ 1/2006                                           940,000                  931,744
5.22%, 9/14/2006                                         1,000,000                  989,125
                                                                           -----------------
                                                                       7,207,341
                                                                           -----------------
Finance - Auto Loans (2.84%)
Paccar Financial
4.90%, 7/ 5/2006                                         1,000,000                  999,456
5.05%, 8/11/2006                                         1,000,000                  994,249
5.10%, 8/15/2006                                           900,000                  894,262
5.24%, 9/13/2006                                         1,000,000                  989,229
5.34%, 9/25/2006                                           700,000                  691,070
                                                                           -----------------
                                                                       4,568,266
                                                                           -----------------
Finance - Commercial (2.61%)
CIT Group
5.05%, 8/ 1/2006                                         1,130,000                1,125,086
5.05%, 8/ 4/2006                                         1,000,000                  995,231
5.09%, 8/21/2006                                         1,000,000                  992,789
5.16%, 8/24/2006                                         1,100,000                1,091,486
                                                                           -----------------
                                                                       4,204,592
                                                                           -----------------
Finance - Consumer Loans (1.07%)
American General Finance
5.07%, 7/20/2006                                           825,000                  822,792
5.31%, 8/28/2006                                           900,000                  892,301
                                                                           -----------------
                                                                       1,715,093
                                                                           -----------------
Finance - Credit Card (1.56%)
American Express Credit
4.99%, 7/10/2006                                           890,000                  888,890
5.02%, 7/12/2006                                           900,000                  898,619
5.05%, 7/17/2006                                           725,000                  723,373
                                                                           -----------------
                                                                       2,510,882
                                                                           -----------------
Finance - Investment Banker & Broker (6.76%)
Bear Stearns
5.09%, 8/ 7/2006                                           900,000                  895,292
5.07%, 8/25/2006                                         1,100,000                1,091,480
5.21%, 8/28/2006                                         1,000,000                  991,606
5.36%, 9/12/2006                                         1,000,000                  989,131
Citigroup Funding
5.25%, 7/28/2006                                         1,100,000                1,095,669
ING U.S. Funding
4.93%, 7/17/2006                                           800,000                  798,211
5.02%, 7/19/2006                                           900,000                  897,741
5.11%, 8/ 8/2006                                           900,000                  895,145
5.06%, 8/23/2006                                         1,100,000                1,091,806
Merrill Lynch & Co Inc
4.90%, 7/ 6/2006                                         1,135,000                1,134,228
4.93%, 7/ 7/2006                                         1,000,000                  999,178
                                                                           -----------------
                                                                      10,879,487
                                                                           -----------------
Finance - Leasing Company (2.85%)
International Lease Finance
4.88%, 7/11/2006                                           900,000                  898,780
5.06%, 8/ 8/2006                                           900,000                  895,193

International Lease Finance (continued)
5.07%, 8/17/2006                                           920,000                  913,910
5.27%, 8/31/2006                                         1,000,000                  991,070
River Fuel Funding
5.25%, 7/31/2006                                           900,000                  896,063
                                                                           -----------------
                                                                       4,595,016
                                                                           -----------------
Finance - Other Services (13.63%)
Commoloco
5.05%, 7/24/2006                                           900,000                  897,096
CRC Funding
5.03%, 7/12/2006                                           935,000                  933,563
5.02%, 7/19/2006                                           900,000                  897,741
5.03%, 7/24/2006                                           900,000                  897,108
5.24%, 8/24/2006                                           900,000                  892,926
5.27%, 8/30/2006                                           900,000                  892,095
HSBC Funding
5.04%, 7/10/2006                                           940,000                  938,816
5.01%, 7/27/2006                                           900,000                  896,743
5.10%, 8/14/2006                                           990,000                  983,829
5.25%, 8/21/2006                                           900,000                  893,306
Park Avenue Receivables Company
5.14%, 7/17/2006                                           970,000                  967,784
5.23%, 7/21/2006                                         1,000,000                  997,094
5.27%, 7/25/2006                                           850,000                  847,014
5.28%, 7/26/2006                                           900,000                  896,700
5.28%, 7/28/2006                                           815,000                  811,773
Private Export Funding
4.84%, 7/13/2006                                           850,000                  848,629
5.02%, 7/27/2006                                           840,000                  836,954
5.04%, 7/27/2006                                         1,000,000                  996,360
5.00%, 8/ 1/2006                                           900,000                  896,125
4.88%, 8/ 2/2006                                           900,000                  896,096
5.01%, 8/ 3/2006                                           770,000                  766,464
5.035%, 8/ 8/2006                                        1,000,000                  994,685
5.27%, 8/23/2006                                         1,070,000                1,061,698
5.12%, 8/30/2006                                         1,000,000                  991,467
                                                                           -----------------
                                                                      21,932,066
                                                                           -----------------
Money Center Banks (7.82%)
Bank of America
4.88%, 7/ 7/2006                                           900,000                  899,268
5.02%, 7/28/2006                                           880,000                  876,687
5.105%, 8/30/2006                                          900,000                  892,343
Bank of America N.A.
5.07%, 7/21/2006                                           800,000                  800,000
BNP Paribas Finance
4.948%, 7/18/2006                                          800,000                  798,131
5.05%, 8/28/2006                                           820,000                  813,328
5.23%, 9/14/2006                                         1,000,000                  989,104
HBOS Treasury Services
4.94%, 7/13/2006                                           800,000                  798,683
5.085%, 8/15/2006                                        1,045,000                1,038,358
5.15%, 9/ 7/2006                                         1,000,000                  990,272
5.39%, 10/ 6/2006                                          900,000                  886,929
UBS Finance Delaware LLC
4.93%, 7/ 6/2006                                         1,010,000                1,009,308
4.925%, 7/10/2006                                          900,000                  898,892
5.255%, 7/31/2006                                          900,000                  896,059
                                                                           -----------------
                                                                      12,587,362
                                                                           -----------------

Multi-line Insurance (2.97%)
Genworth Financial
5.03%, 7/11/2006                                           900,000                  898,743
5.06%, 7/25/2006                                           900,000                  896,964
5.23%, 8/17/2006                                         1,100,000                1,092,489
5.26%, 8/21/2006                                           900,000                  893,293
5.30%, 8/25/2006                                         1,000,000                  991,903
                                                                           -----------------
                                                                       4,773,392
                                                                           -----------------
Oil Company - Integrated (0.62%)
Total Capital
4.955%, 7/25/2006                                        1,000,000                  996,697
                                                                           -----------------

Special Purpose Banks (0.59%)
Scaldis Capital
5.39%, 9/20/2006                                           955,000                  943,418
                                                                           -----------------

Special Purpose Entity (26.29%)
Barclays U.S. Funding
5.025%, 8/ 2/2006                                          745,000                  741,672
5.05%, 8/ 9/2006                                         1,100,000                1,093,982
5.105%, 8/22/2006                                        1,100,000                1,091,889
5.11%, 8/23/2006                                         1,000,000                  992,477
Charta LLC
5.01%, 7/ 7/2006                                         1,000,000                  999,165
5.04%, 7/11/2006                                         1,000,000                  998,600
4.91%, 7/14/2006                                         1,000,000                  998,227
5.16%, 8/15/2006                                         1,000,000                  993,550
5.37%, 9/21/2006                                           800,000                  790,215
Compass Securitization
5.06%, 7/18/2006                                         1,000,000                  997,611
5.27%, 9/15/2006                                           900,000                  889,987
Cortez Capital Corp
5.13%, 7/ 6/2006                                           830,000                  829,409
Galaxy Funding
5.15%, 8/10/2006                                         1,300,000                1,292,561
5.27%, 8/31/2006                                         1,000,000                  991,070
5.16%, 9/ 5/2006                                         1,100,000                1,089,594
5.30%, 9/18/2006                                           950,000                  938,951
Grampian Funding
4.96%, 7/19/2006                                         1,000,000                  997,520
4.83%, 7/21/2006                                           900,000                  897,585
5.06%, 8/16/2006                                           900,000                  894,181
5.11%, 8/29/2006                                         1,000,000                  991,625
5.38%, 9/28/2006                                         1,000,000                  986,699
Ranger Funding
4.88%, 7/ 3/2006                                         1,000,000                  999,729
5.12%, 7/13/2006                                           945,000                  943,387
5.12%, 7/20/2006                                           700,000                  698,108
5.03%, 8/ 7/2006                                           900,000                  895,347
5.21%, 9/11/2006                                         1,000,000                  989,580
Scaldis Capital
4.89%, 7/ 5/2006                                           900,000                  899,511
5.12%, 8/31/2006                                         1,000,000                  991,324
5.33%, 9/20/2006                                           900,000                  889,207
5.38%, 9/22/2006                                           870,000                  859,209
Sheffield Receivables
5.08%, 8/ 3/2006                                           900,000                  895,809
5.30%, 9/ 6/2006                                         1,100,000                1,089,150
5.34%, 9/ 6/2006                                           900,000                  891,055

Southern Company Funding
5.17%, 7/12/2006                                           950,000                  948,499
5.12%, 8/ 4/2006                                         1,330,000                1,323,569
Surrey Funding
4.89%, 7/ 5/2006                                           900,000                  899,511
5.03%, 7/20/2006                                           900,000                  897,611
5.28%, 8/22/2006                                           900,000                  893,136
5.365%, 9/29/2006                                          900,000                  887,929
Variable Funding Capital Corp LLC
5.23%, 7/24/2006                                           915,000                  911,943
White Pine Finance
5.18%, 8/14/2006                                         1,000,000                  993,669
5.31%, 8/18/2006                                         1,000,000                  992,920
5.12%, 8/29/2006                                         1,000,000                  991,609
5.16%, 9/ 8/2006                                         1,050,000                1,039,615
                                                                           -----------------
                                                                      42,317,997
                                                                           -----------------
Supranational Bank (1.79%)
Corp Andina de Fomento
5.04%, 7/14/2006                                         1,100,000                1,097,998
5.20%, 8/11/2006                                         1,000,000                  994,078
5.15%, 8/17/2006                                           800,000                  794,621
                                                                           -----------------
                                                                       2,886,697
                                                                           -----------------
Telecommunication Services (0.62%)
Verizon Global Funding
5.44%, 1/12/2007 (a)                                     1,000,000                1,000,000
                                                                           -----------------

Tools - Hand held (0.62%)
Stanley Works
5.03%, 8/ 4/2006                                         1,000,000                  995,249
                                                                           -----------------
TOTAL COMMERCIAL PAPER                                                  $       154,759,388
                                                                           -----------------
CERTIFICATE OF DEPOSIT (1.24%)
Commercial Banks (1.24%)
Citibank
5.18%, 8/28/2006                                         1,000,000                1,000,000
5.23%, 9/ 6/2006                                         1,000,000                1,000,000
                                                                           -----------------
                                                                       2,000,000
                                                                           -----------------
TOTAL CERTIFICATE OF DEPOSIT                                            $         2,000,000
                                                                           -----------------
BONDS (3.38%)
Asset Backed Securities (0.31%)
Caterpillar Financial Asset Trust
5.46%, 6/25/2007                                           500,000                  500,000
                                                                           -----------------

Automobile Sequential (1.21%)
Capital One Auto Finance Trust
5.12%, 11/15/2006                                          494,281                  494,281
Household Automotive Trust
5.28%, 6/18/2007                                           700,000                  700,000
Hyundai Auto Receivables Trust
4.84%, 9/15/2006                                            86,912                   86,912
Triad Auto Receivables Owner Trust
4.57%, 7/12/2006                                           129,560                  129,560
5.14%, 11/13/2006                                          430,466                  430,466
USAA Auto Owner Trust
4.17%, 7/17/2006 (a)                                        15,000                   15,000
4.40%, 8/15/2006                                            88,378                   88,378
                                                                           -----------------
                                                                       1,944,597
                                                                           -----------------

Finance - Investment Banker & Broker (1.00%)
JPMorgan Chase & Co
5.11%, 7/ 3/2006                                           500,000                  500,000
Merrill Lynch & Co Inc
5.46%, 7/27/2007                                           700,000                  700,000
Morgan Stanley Group Inc
6.88%, 3/ 1/2007                                           400,000                  404,571
                                                                           -----------------
                                                                       1,604,571
                                                                           -----------------
Publishing - Newspapers (0.43%)
Gannett Co Inc
5.50%, 4/ 1/2007                                           700,000                  700,354
                                                                           -----------------

Special Purpose Entity (0.43%)
Allstate Life Global Funding Trusts
5.11%, 7/ 5/2006 (a)                                       700,000                  700,000
                                                                           -----------------
TOTAL BONDS                                                             $         5,449,522
                                                                           -----------------
Total Investments                                                       $       162,208,910
Liabilities in Excess of Other Assets,
  Net - (0.77)%                                                                  (1,247,061)
                                                                           -----------------
TOTAL NET ASSETS - 100.00%                                              $       160,961,849
                                                                           =================
                                                                           -----------------

                                                                           =================

(a) Variable Rate

Portfolio Summary (unaudited)
--------------------------------------------- ---- -----------------
Sector                                                      Percent
--------------------------------------------- ---- -----------------
Financial                                                    90.01%
Asset Backed Securities                                       7.92%
Communications                                                1.06%
Energy                                                        0.62%
Industrial                                                    0.62%
Consumer, Cyclical                                            0.54%
Liabilities in Excess of Other Assets, Net                 (-0.77%)
                                                   -----------------
TOTAL NET ASSETS                                            100.00%
                                                   =================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Principal LifeTime 2010 Account
                                                         Shares
                                                          Held                    Value
                                                      ---------------- ------ -----------------
INVESTMENT COMPANIES (99.80%)

Principal Variable Contracts Fund, Inc. (99.80%)
Bond Account (a)                                             680,504      $         7,805,383
Capital Value Account (a)                                      18,993                  627,514
Diversified International Account (a)                          64,692                1,166,393
Equity Income Account (a)                                     125,201                1,274,544
LargeCap Growth Equity Account (a)                            339,745                1,535,648
LargeCap Stock Index Account (a)                              220,307                2,042,243
LargeCap Value Account (a)                                     82,264                1,043,103
Money Market Account (a)                                    2,205,870                2,205,870
Real Estate Securities Account (a)                             84,721                1,870,639
SmallCap Account (a)                                           82,195                  827,701
                                                                              -----------------
                                                                         20,399,038

                                                                              -----------------
TOTAL INVESTMENT COMPANIES                                                 $        20,399,038
                                                                              -----------------
Total Investments                                                          $        20,399,038
Other Assets in Excess of Liabilities, Net - 0.20%                                      41,635
                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                 $        20,440,673
                                                                              =================
                                                                              -----------------

                                                                              =================

(a)  Affiliated Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                         $           506,723
Unrealized Depreciation                                   (329,839)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)                  176,884
Cost for federal income tax purposes                     20,222,154


Portfolio Summary (unaudited)
--------------------------------------------- ---- -----------------
Fund Type                                                   Percent
--------------------------------------------- ---- -----------------
Domestic Equity Funds                                        45.11%
Fixed Income Funds                                           38.19%
Money Market Funds                                           10.79%
International Equity Funds                                    5.71%
Other Assets in Excess of Liabilities, Net                    0.20%
                                                   -----------------
TOTAL NET ASSETS                                            100.00%
                                                   =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005                  Purchases               Sales                June 30, 2006
                         -------------------------------  -----------------------   --------------------- -----------------------
                           Shares               Cost      Shares         Cost       Shares      Proceeds   Shares        Cost
                         -----------          ----------  --------     ----------   --------    --------- ---------    ----------
Bond Account                416,644        $  4,974,443   274,784   $  3,194,894     10,924  $   125,556   680,504  $  8,043,846
Capital Value Account        11,222             376,920     8,059        267,785        288        9,417    18,993       635,292
Diversified                  42,708             636,114    22,880        406,129        896       15,695    64,692     1,026,558
International Account

Equity Income Account        80,696             763,710    46,384        467,197      1,879       18,833   125,201     1,212,088
LargeCap Growth Equity      219,028           1,012,609   126,235        592,470      5,518       25,112   339,745     1,579,969
Account

LargeCap Stock Index        141,939           1,261,360    81,781        761,267      3,413       31,389   220,307     1,991,242
Account
LargeCap Value Account       52,358             634,168    31,157        394,488      1,251       15,694    82,264     1,012,965
Money Market Account      1,387,579           1,387,579   853,033        853,033     34,742       34,742  2,205,870    2,205,870
Real Estate Securities       53,700           1,028,456    32,195        682,759      1,174       25,111    84,721     1,686,140
Account
SmallCap Account             50,700             504,542    32,763        336,181      1,268       12,556    82,195       828,184
                                              ----------               ----------               ---------              ----------
                                           $  12,579,901            $  7,956,203             $   314,105            $  20,222,154
                                              ==========               ==========               =========              ==========
                                              ----------                                                               ----------

                                              ==========                                                               ==========


                            Income Distribution from           Realized Gain/Loss            Realized Gain/Loss
                                                                                                    from
                           Other Investment Companies            on Investments               Other Investment
                                                                                                 Companies
                           ---------------------------      -------------------------      -----------------------
Bond Account            $                     232,668    $                        65    $                       -
Capital Value Account                          19,582                              4                       26,036
Diversified                                    10,878                             10                       24,973
International Account

Equity Income Account                          22,863                             14                            -
LargeCap Growth Equity                             25                              2                            -
Account

LargeCap Stock Index                           20,711                              4                            -
Account
LargeCap Value Account                          9,769                              3                       14,442
Money Market Account                           38,203                              -                            -
Real Estate Securities                         25,373                             36                       64,940
Account
SmallCap Account                               15,007                             17                       24,951
                           ---------------------------      -------------------------      -----------------------
                        $                     395,079    $                       155    $                 155,342
                           ===========================      =========================      =======================



See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Principal LifeTime 2020 Account
                                                           Shares
                                                            Held                    Value
                                                        ---------------- ------ -----------------
INVESTMENT COMPANIES (100.07%)

Principal Variable Contracts Fund, Inc. (100.07%)
Bond Account (a)                                              1,644,321      $        18,860,361
Capital Value Account (a)                                       124,088                4,099,876
Diversified International Account (a)                           299,621                5,402,168
Equity Income Account (a)                                       331,404                3,373,695
LargeCap Growth Equity Account (a)                              646,412                2,921,784
LargeCap Stock Index Account (a)                                991,752                9,193,542
LargeCap Value Account (a)                                      242,565                3,075,723
Real Estate Securities Account (a)                              233,066                5,146,094
SmallCap Account (a)                                            109,235                1,100,000
SmallCap Growth Account (a)(b)                                   78,282                  822,744
SmallCap Value Account (a)                                       48,969                  840,789
                                                                                -----------------
                                                                           54,836,776
                                                                                -----------------
TOTAL INVESTMENT COMPANIES                                                   $        54,836,776
                                                                                -----------------
Total Investments                                                            $        54,836,776
Liabilities in Excess of Other Assets, Net - (0.07)%                                    (40,091)
                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                   $        54,796,685
                                                                                =================
                                                                                -----------------

                                                                                =================

(a)                Affiliated Security
(b)                Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                $         1,545,331
Unrealized Depreciation                                          (807,751)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                         737,580
Cost for federal income tax purposes                            54,099,196


Portfolio Summary (unaudited)
--------------------------------------------- ---- ------ -----------------
Fund Type                                                          Percent
--------------------------------------------- ---- ------ -----------------
Domestic Equity Funds                                               55.79%
Fixed Income Funds                                                  34.42%
International Equity Funds                                           9.86%
Liabilities in Excess of Other Assets, Net                        (-0.07%)
                                                          -----------------
TOTAL NET ASSETS                                                   100.00%
                                                          =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005            Purchases                 Sales                June 30, 2006
                         --------------------------   -----------------------   ---------------------  -----------------------
                           Shares          Cost       Shares         Cost       Shares      Proceeds    Shares        Cost
                         -----------     ----------   --------     ----------   -------     ---------  ---------    ----------
Bond Account                766,212   $  9,144,357    884,672   $  10,238,365     6,563  $    76,092   1,644,321 $  19,306,630

Capital Value Account        55,999      1,884,947     68,562      2,272,784        473       15,852    124,088     4,141,893
Diversified                 156,562      2,331,394    144,120      2,584,199      1,061       19,024    299,621     4,896,570
International Account

Equity Income Account       165,939      1,568,935    166,710      1,681,975      1,245       12,682    331,404     3,238,239
LargeCap Growth Equity      330,331      1,530,774    318,483      1,498,604      2,402       11,624    646,412     3,017,762
Account

LargeCap Stock Index        491,614      4,380,535    503,951      4,703,984      3,813       35,933    991,752     9,048,607
Account
LargeCap Value Account      121,003      1,466,280    122,476      1,554,557        914       11,626    242,565     3,009,221
Real Estate Securities      114,869      2,207,644    119,009      2,510,365        812       17,965    233,066     4,700,093
Account
SmallCap Account             52,742        522,705     56,891        586,605        398        4,227    109,235     1,105,095
SmallCap Growth Account      40,517        384,907     38,051        408,700        286        3,170     78,282       790,483
SmallCap Value Account       22,625        387,120     26,520        460,645        176        3,170     48,969       844,603
                                         ----------                ----------               ---------               ----------
                                      $  25,809,598             $  28,500,783            $   211,365             $  54,099,196
                                         ==========                ==========               =========               ==========
                                         ----------                ----------                                       ----------

                                         ==========                ==========                                       ==========


                               Income Distribution from          Realized Gain/Loss           Realized Gain/Loss
                                                                                                     from
                              Other Investment Companies           on Investments              Other Investment
                                                                                                  Companies
                              ---------------------------     -------------------------     -----------------------
Bond Account               $                     429,563   $                         -   $                       -
Capital Value Account                             98,423                            14                     130,861
Diversified                                       40,051                             1                      91,948
International Account

Equity Income Account                             47,175                            11                           -
LargeCap Growth Equity                                37                             8                           -
Account

LargeCap Stock Index                              72,050                            21                           -
Account
LargeCap Value Account                            22,592                            10                      33,398
Real Estate Securities                            54,616                            49                     139,782
Account
SmallCap Account                                  15,651                            12                      26,021
SmallCap Growth Account                                -                            46                           -
SmallCap Value Account                             5,640                             8                      46,305
                              ---------------------------     -------------------------     -----------------------
                           $                     785,798   $                       180   $                 468,315
                              ===========================     =========================     =======================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Principal LifeTime 2030 Account
                                                        Shares
                                                         Held                    Value
                                                     ---------------- ------ -----------------
INVESTMENT COMPANIES (99.98%)

Principal Variable Contracts Fund, Inc. (99.98%)
Bond Account (a)                                            174,204      $         1,998,116
Capital Value Account (a)                                     13,210                  436,443
Diversified International Account (a)                         49,076                  884,836
Equity Income Account (a)                                     55,378                  563,747
LargeCap Growth Equity Account (a)                           259,564                1,173,231
LargeCap Stock Index Account (a)                             170,409                1,579,694
LargeCap Value Account (a)                                    61,771                  783,252
Real Estate Securities Account (a)                            29,869                  659,504
SmallCap Account (a)                                          17,092                  172,118
SmallCap Growth Account (a)(b)                                16,429                  172,672
SmallCap Value Account (a)                                    10,237                  175,772
                                                                             -----------------
                                                                                    8,599,385
                                                                             -----------------
TOTAL INVESTMENT COMPANIES                                                $         8,599,385
                                                                             -----------------
Total Investments                                                         $         8,599,385
Other Assets in Excess of Liabilities, Net - 0.02%                                      1,907
                                                                             -----------------
TOTAL NET ASSETS - 100.00%                                                $         8,601,292
                                                                             =================
                                                                             -----------------

                                                                             =================

(a)                Affiliated Security
(b)                Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                         $           220,175
Unrealized Depreciation                                   (129,431)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)                   90,744
Cost for federal income tax purposes                      8,508,641


Portfolio Summary (unaudited)
-------------------------------------------------- -----------------
Fund Type                                                   Percent
-------------------------------------------------- -----------------
Domestic Equity Funds                                        66.46%
Fixed Income Funds                                           23.23%
International Equity Funds                                   10.29%
Other Assets in Excess of Liabilities, Net                    0.02%
                                                   -----------------
TOTAL NET ASSETS                                            100.00%
                                                   =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005             Purchases                 Sales                  June 30, 2006
                         ---------------------------   -----------------------   ---------------------   -----------------------
                           Shares           Cost       Shares         Cost       Shares      Proceeds     Shares        Cost
                         -----------      ----------   --------     ----------   --------    ---------   ---------    ----------
Bond Account                 80,339    $    960,502    109,617   $  1,270,726     15,752  $   180,958     174,204  $  2,050,328
Capital Value Account         5,622         189,233      7,941        264,200        353       11,741      13,210       441,696
Diversified                  23,748         356,875     26,553        476,758      1,225       22,307      49,076       811,543
International Account

Equity Income Account        20,033         189,800     36,499        366,879      1,154       11,740      55,378       544,941
LargeCap Growth Equity      118,190         547,748    148,477        695,181      7,103       34,047     259,564     1,208,882
Account

LargeCap Stock Index         78,608         700,752     96,402        899,238      4,601       43,440     170,409     1,556,623
Account
LargeCap Value Account       28,362         344,449     35,063        445,528      1,654       21,132      61,771       768,846
Real Estate Securities       13,735         264,986     16,902        360,352        768       16,437      29,869       608,918
Account
SmallCap Account              7,590          75,635      9,948        102,294        446        4,696      17,092       173,234
SmallCap Growth Account       7,878          75,098      8,975         95,885        424        4,696      16,429       166,333
SmallCap Value Account        4,374          75,381      6,128        106,604        265        4,697      10,237       177,297
                                          ----------                ----------               ---------                ----------
                                       $  3,780,459              $  5,083,645             $   355,891              $  8,508,641
                                          ==========                ==========               =========                ==========


                                      Income Distribution from               Realized Gain/Loss                Realized Gain/Loss
                                                                                                                      from
                                     Other Investment Companies                on Investments                   Other Investment
                                                                                                                   Companies
                                     ---------------------------          -------------------------          ----------------------
Bond Account                      $                      48,192        $                        58        $                       -
Capital Value Account                                    10,511                                  4                           13,976
Diversified                                               6,464                                217                           14,840
International Account

Equity Income Account                                     6,086                                  2                                -
LargeCap Growth Equity                                       14                                  -                                -
Account

LargeCap Stock Index                                     12,302                                 73                                -
Account
LargeCap Value Account                                    5,667                                  1                            8,378
Real Estate Securities                                    6,955                                 17                           17,799
Account
SmallCap Account                                          2,407                                  1                            4,002
SmallCap Growth Account                                       -                                 46                                -
SmallCap Value Account                                    1,164                                  9                            9,555
                                     ---------------------------          -------------------------          ----------------------
                                  $                      99,762        $                       428        $                  68,550
                                     ===========================          =========================          ======================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Principal LifeTime 2040 Account
                                                            Shares
                                                             Held                    Value
                                                         ---------------- ------ -----------------
INVESTMENT COMPANIES (99.60%)

Principal Variable Contracts Fund, Inc. (99.60%)
Bond Account (a)                                                 59,970      $           687,851
Capital Value Account (a)                                          7,456                  246,353
Diversified International Account (a)                             29,522                  532,286
Equity Income Account (a)                                         10,590                  107,809
LargeCap Growth Equity Account (a)                               134,591                  608,351
LargeCap Stock Index Account (a)                                  93,250                  864,430
LargeCap Value Account (a)                                        35,379                  448,610
Real Estate Securities Account (a)                                 9,246                  204,143
SmallCap Account (a)                                              14,054                  141,521
SmallCap Growth Account (a)(b)                                     9,653                  101,448
SmallCap Value Account (a)                                         6,061                  104,063
                                                                                 -----------------
                                                                             4,046,865
                                                                                 -----------------
TOTAL INVESTMENT COMPANIES                                                    $         4,046,865
                                                                                 -----------------
Total Investments                                                             $         4,046,865
Other Assets in Excess of Liabilities, Net - 0.40%                                         16,202
                                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                                    $         4,063,067
                                                                                 =================
                                                                                 -----------------

                                                                                 =================

(a)                Affiliated Security
(b)                Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                             $           138,370
Unrealized Depreciation                                        (55,685)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                       82,685
Cost for federal income tax purposes                          3,964,180


Portfolio Summary (unaudited)
--------------------------------------------- - ------ -----------------
Fund Type                                                       Percent
--------------------------------------------- - ------ -----------------
Domestic Equity Funds                                            69.57%
Fixed Income Funds                                               16.93%
International Equity Funds                                       13.10%
Other Assets in Excess of Liabilities, Net                        0.40%
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005           Purchases                 Sales                June 30, 2006
                         --------------------------  -----------------------  ---------------------  -----------------------
                           Shares          Cost      Shares         Cost      Shares      Proceeds    Shares        Cost
                         -----------     ----------  --------     ----------  --------    ---------  ---------    ----------
Bond Account                 26,131   $    311,714    36,431   $    421,110     2,592  $    29,861     59,970  $    702,963
Capital Value Account         3,261        107,690     4,499        148,674       304        9,954      7,456       246,418
Diversified                  14,762        215,613    15,890        283,363     1,130       19,907     29,522       479,108
International Account

Equity Income Account         5,257         48,670     5,745         57,934       412        4,146     10,590       102,459
LargeCap Growth Equity       63,457        290,180    76,746        361,402     5,612       26,542    134,591       625,044
Account

LargeCap Stock Index         44,338        389,617    52,737        492,040     3,825       35,668     93,250       846,002
Account
LargeCap Value Account       16,611        198,626    20,213        256,084     1,445       18,248     35,379       436,472
Real Estate Securities        4,441         83,313     5,158        109,050       353        7,466      9,246       184,917
Account
SmallCap Account              6,438         62,255     8,185         84,092       569        5,807     14,054       140,542
SmallCap Growth Account       4,775         44,326     5,264         56,468       386        4,148      9,653        96,666
SmallCap Value Account        2,687         45,173     3,615         62,563       241        4,147      6,061       103,589
                                         ----------               ----------              ---------               ----------
                                      $  1,797,177             $  2,332,780            $   165,894             $  3,964,180
                                         ==========               ==========              =========               ==========


                              Income Distribution from          Realized Gain/Loss          Realized Gain/Loss
                                                                                                   from
                             Other Investment Companies           on Investments             Other Investment
                                                                                                Companies
                             ---------------------------     -------------------------    -----------------------
Bond Account              $                      14,540   $                         -  $                       -
Capital Value Account                             5,645                             8                      7,505
Diversified                                       3,737                            39                      8,580
International Account

Equity Income Account                             1,466                             1                          -
LargeCap Growth Equity                                7                             4                          -
Account

LargeCap Stock Index                              6,415                            13                          -
Account
LargeCap Value Account                            3,077                            10                      4,548
Real Estate Securities                            2,081                            20                      5,326
Account
SmallCap Account                                  1,892                             2                      3,145
SmallCap Growth Account                               -                            20                          -
SmallCap Value Account                              662                             -                      5,433
                             ---------------------------     -------------------------    -----------------------
                          $                      39,522   $                       117  $                  34,537
                             ===========================     =========================    =======================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Principal LifeTime 2050 Account
                                                       Shares
                                                        Held                    Value
                                                    ---------------- ------ -----------------
INVESTMENT COMPANIES (99.93%)

Principal Variable Contracts Fund, Inc. (99.93%)
Bond Account (a)                                            20,660      $           236,972
Capital Value Account (a)                                     5,415                  178,909
Diversified International Account (a)                        22,447                  404,728
Equity Income Account (a)                                     5,440                   55,384
LargeCap Growth Equity Account (a)                          107,675                  486,691
LargeCap Stock Index Account (a)                             72,445                  671,563
LargeCap Value Account (a)                                   26,873                  340,754
Real Estate Securities Account (a)                            2,692                   59,447
SmallCap Account (a)                                         10,748                  108,235
SmallCap Growth Account (a)(b)                                7,760                   81,557
SmallCap Value Account (a)                                    4,836                   83,034
                                                                            -----------------
                                                                                   2,707,274
                                                                            -----------------
TOTAL INVESTMENT COMPANIES                                               $         2,707,274
                                                                            -----------------
Total Investments                                                        $         2,707,274
Other Assets in Excess of Liabilities, Net - 0.07%                                     1,835
                                                                            -----------------
TOTAL NET ASSETS - 100.00%                                               $         2,709,109
                                                                            =================
                                                                            -----------------

                                                                            =================

(a)                Affiliated Security
(b)                Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                          $            72,847
Unrealized Depreciation                                     (42,392)
                                                    -----------------
Net Unrealized Appreciation (Depreciation)                    30,455
Cost for federal income tax purposes                       2,676,819


Portfolio Summary (unaudited)
--------------------------------------------- ----- -----------------
Fund Type                                                    Percent
--------------------------------------------- ----- -----------------
Domestic Equity Funds                                         76.24%
International Equity Funds                                    14.94%
Fixed Income Funds                                             8.75%
Other Assets in Excess of Liabilities, Net                     0.07%
                                                    -----------------
TOTAL NET ASSETS                                             100.00%
                                                    =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005            Purchases              Sales                  June 30, 2006
                         --------------------------   ----------------------- --------------------   -----------------------
                           Shares          Cost       Shares         Cost     Shares     Proceeds     Shares        Cost
                         -----------     ----------   --------     ---------- -------    ---------   ---------    ----------
Bond Account                  8,110   $     96,933     14,247   $    164,111    1,697 $    19,628      20,660  $    241,418
Capital Value Account         2,099         70,413      3,748        123,580      432      14,175       5,415       179,905
Diversified                   9,885        149,701     14,347        256,576    1,785      30,533      22,447       375,865
International Account

Equity Income Account         2,295         21,713      3,581         36,132      436       4,362       5,440        53,497
LargeCap Growth Equity       44,282        205,450     72,048        337,327    8,655      41,438     107,675       501,378
Account

LargeCap Stock Index         30,267        269,946     48,034        448,082    5,856      54,523      72,445       663,636
Account
LargeCap Value Account       11,139        135,226     17,906        226,866    2,172      27,261      26,873       334,875
Real Estate Securities        1,141         22,073      1,758         37,356      207       4,361       2,692        55,117
Account
SmallCap Account              4,348         42,994      7,261         74,305      861       8,724      10,748       108,600
SmallCap Growth Account       3,404         32,321      4,973         53,261      617       6,543       7,760        79,068
SmallCap Value Account        1,896         32,569      3,324         57,424      384       6,542       4,836        83,460
                                         ----------                ----------            ---------                ----------
                                      $  1,079,339              $  1,815,020          $   218,090              $  2,676,819
                                         ==========                ==========            =========                ==========


                              Income Distribution from         Realized Gain/Loss           Realized Gain/Loss
                                                                                                   from
                             Other Investment Companies          on Investments              Other Investment
                                                                                                Companies
                             ---------------------------    -------------------------     -----------------------
Bond Account              $                       4,327  $                         2   $                       -
Capital Value Account                             3,511                           87                       4,669
Diversified                                       2,434                          121                       5,588
International Account

Equity Income Account                               624                           14                           -
LargeCap Growth Equity                                5                           39                           -
Account

LargeCap Stock Index                              4,237                          131                           -
Account
LargeCap Value Account                            1,995                           44                       2,949
Real Estate Securities                              519                           49                       1,329
Account
SmallCap Account                                  1,236                           25                       2,055
SmallCap Growth Account                               -                           29                           -
SmallCap Value Account                              452                            9                       3,710
                             ---------------------------    -------------------------     -----------------------
                          $                      19,340  $                       550   $                  20,300
                             ===========================    =========================     =======================


See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Principal LifeTime Strategic Income Account
                                                            Shares
                                                             Held                    Value
                                                         ---------------- ------ -----------------
INVESTMENT COMPANIES (100.05%)

Principal Variable Contracts Fund, Inc. (100.05%)
Bond Account (a)                                                351,044      $         4,026,476
Capital Value Account (a)                                          4,547                  150,247
Diversified International Account (a)                             18,751                  338,089
Equity Income Account (a)                                         60,083                  611,647
LargeCap Growth Equity Account (a)                                81,701                  369,290
LargeCap Stock Index Account (a)                                  58,007                  537,721
LargeCap Value Account (a)                                        23,269                  295,048
Money Market Account (a)                                       2,304,626                2,304,626
Real Estate Securities Account (a)                                42,226                  932,342
SmallCap Account (a)                                              19,634                  197,712
                                                                                 -----------------
                                                                                        9,763,198
                                                                                 -----------------
TOTAL INVESTMENT COMPANIES                                                    $         9,763,198
                                                                                 -----------------
Total Investments                                                             $         9,763,198
Liabilities in Excess of Other Assets, Net - (0.05)%                                      (4,680)
                                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                                    $         9,758,518
                                                                                 =================
                                                                                 -----------------

                                                                                 =================

(a)                Affiliated Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                             $           215,677
Unrealized Depreciation                                       (117,967)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                       97,710
Cost for federal income tax purposes                          9,665,488


Portfolio Summary (unaudited)
--------------------------------------------- -------- -----------------
Fund Type                                                       Percent
--------------------------------------------- -------- -----------------
Fixed Income Funds                                               41.26%
Domestic Equity Funds                                            31.71%
Money Market Funds                                               23.62%
International Equity Funds                                        3.46%
Liabilities in Excess of Other Assets, Net                     (-0.05%)
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================

Affiliated Securities (on a U.S. federal tax basis)

                               December 31, 2005           Purchases                  Sales                   June 30, 2006
                         -------------------------   -----------------------  ----------------------    ------------------------
                           Shares         Cost       Shares         Cost      Shares       Proceeds      Shares         Cost
                         ----------     ----------   --------     ----------  --------     ---------    ---------     ----------
Bond Account                188,513  $  2,244,160    182,966   $  2,119,415    20,435   $   239,391      351,044   $  4,124,189
Capital Value Account         2,376        79,223      2,415         79,523       244         8,351        4,547        150,428
Diversified                  11,131       163,228      8,543        149,826       923        16,701       18,751        296,518
International Account

Equity Income Account        34,378       321,822     28,987        291,194     3,282        33,403       60,083        579,772
LargeCap Growth Equity       46,381       213,960     39,942        188,083     4,622        22,270       81,701        379,823
Account

LargeCap Stock Index         32,980       291,253     28,267        263,085     3,240        30,621       58,007        523,817
Account
LargeCap Value Account       12,950       156,064     11,619        146,642     1,300        16,702       23,269        286,059
Money Market Account      1,271,948     1,271,948  1,166,506      1,166,506   133,828       133,828    2,304,626      2,304,626
Real Estate Securities       24,595       454,302     19,687        414,755     2,056        44,539       42,226        824,966
Account
SmallCap Account             10,676       104,436     10,007        101,891     1,049        11,134       19,634        195,290
                                        ----------                ----------               ---------                  ----------
                                     $  5,300,396              $  4,920,920             $   556,940                $  9,665,488
                                        ==========                ==========               =========                  ==========


                              Income Distribution from          Realized Gain/Loss            Realized Gain/Loss
                                                                                                     from
                             Other Investment Companies           on Investments               Other Investment
                                                                                                  Companies
                             ---------------------------     -------------------------      -----------------------
Bond Account              $                      97,579   $                         5    $                       -
Capital Value Account                             3,861                            33                        5,133
Diversified                                       2,660                           165                        6,108
International Account

Equity Income Account                             9,077                           159                            -
LargeCap Growth Equity                                5                            50                            -
Account

LargeCap Stock Index                              4,478                           100                            -
Account
LargeCap Value Account                            2,253                            55                        3,331
Money Market Account                             37,858                             -                            -
Real Estate Securities                           10,844                           448                       27,755
Account
SmallCap Account                                  2,949                            97                        4,903
                             ---------------------------     -------------------------      -----------------------
                          $                     171,564   $                     1,112    $                  47,230
                             ===========================     =========================      =======================

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
Real Estate Securities Account
                                                          Shares
                                                           Held                    Value
                                                       ---------------- ------ -----------------
COMMON STOCKS (97.29%)
Hotels & Motels (3.97%)
Starwood Hotels & Resorts Worldwide Inc                       137,300      $         8,284,682
                                                                               -----------------

Real Estate Operator & Developer (1.90%)
Brookfield Properties Corp                                     123,050                3,958,519
                                                                               -----------------

REITS - Apartments (25.98%)
Archstone-Smith Trust                                          269,377               13,703,208
AvalonBay Communities Inc                                      126,200               13,960,244
BRE Properties Inc                                              81,352                4,474,360
Camden Property Trust                                           75,640                5,563,322
Equity Residential                                             179,500                8,029,035
Essex Property Trust Inc                                        53,797                6,006,973
Mid-America Apartment Communities Inc                           11,400                  635,550
United Dominion Realty Trust Inc                                63,405                1,775,974
                                                                               -----------------
                                                                          54,148,666
                                                                               -----------------
REITS - Diversified (4.45%)
Vornado Realty Trust (a)                                        95,100                9,277,005
                                                                               -----------------

REITS - Healthcare (3.03%)
Ventas Inc                                                     186,660                6,324,041
                                                                               -----------------

REITS - Hotels (7.71%)
Host Hotels & Resorts Inc                                      344,986                7,544,844
LaSalle Hotel Properties                                       117,283                5,430,203
Sunstone Hotel Investors Inc                                   106,454                3,093,553
                                                                               -----------------
                                                                          16,068,600
                                                                               -----------------
REITS - Office Property (21.26%)
Alexandria Real Estate Equities Inc                             29,858                2,647,808
BioMed Realty Trust Inc                                        146,067                4,373,246
Boston Properties Inc                                          111,902               10,115,941
Corporate Office Properties Trust SBI MD                       100,810                4,242,085
Equity Office Properties Trust                                 127,922                4,670,432
Kilroy Realty Corp                                              80,917                5,846,253
SL Green Realty Corp                                           113,469               12,421,451
                                                                               -----------------
                                                                          44,317,216
                                                                               -----------------
REITS - Regional Malls (6.04%)
Simon Property Group Inc                                       148,395               12,307,881
Taubman Centers Inc                                              7,013                  286,832
                                                                               -----------------
                                                                          12,594,713
                                                                               -----------------
REITS - Shopping Centers (13.88%)
Acadia Realty Trust                                             79,531                1,880,908
Developers Diversified Realty Corp                              98,042                5,115,831
Federal Realty Invs Trust                                       75,579                5,290,530
Kimco Realty Corp                                              263,900                9,629,711
Pan Pacific Retail Properties Inc                               53,231                3,692,634
Regency Centers Corp                                            37,452                2,327,642
Tanger Factory Outlet Centers Inc                               30,712                  994,147
                                                                               -----------------
                                                                          28,931,403
                                                                               -----------------

REITS - Storage (1.89%)
Public Storage Inc (a)                                          51,900                3,939,210
                                                                               -----------------

REITS - Warehouse & Industrial (7.18%)
AMB Property Corp                                               81,247                4,107,036
EastGroup Properties Inc                                        25,745                1,201,777
Prologis                                                       185,254                9,655,438
                                                                               -----------------
                                                                          14,964,251
                                                                               -----------------
TOTAL COMMON STOCKS                                                         $       202,808,306
                                                                               -----------------
                                                               Principal
                                                                Amount                   Value
                                                       ---------------- ------ -----------------
SHORT TERM INVESTMENTS (2.45%)
Commercial Paper (2.45%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                             5,098,250                5,098,250
                                                                               -----------------
TOTAL SHORT TERM INVESTMENTS                                                $         5,098,250
                                                                               -----------------
MONEY MARKET FUNDS (2.29%)
BNY Institutional Cash Reserve Fund (b)                      4,769,000                4,769,000
                                                                               -----------------
TOTAL MONEY MARKET FUNDS                                                    $         4,769,000
                                                                               -----------------
Total Investments                                                           $       212,675,556
Liabilities in Excess of Other Assets, Net - (2.03)%                                (4,222,189)
                                                                               -----------------
TOTAL NET ASSETS - 100.00%                                                  $       208,453,367
                                                                               =================
                                                                               -----------------

                                                                               =================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                $        62,050,062
Unrealized Depreciation                                          (240,082)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                      61,809,980
Cost for federal income tax purposes                           150,865,576


Portfolio Summary (unaudited)
--------------------------------------------- ----------- -----------------
REIT                                                               Percent
--------------------------------------------- ----------- -----------------
REITS - Apartments                                                  25.98%
REITS - Office Property                                             21.26%
REITS - Shopping Centers                                            13.88%
REITS - Hotels                                                       7.71%
REITS - Warehouse & Industrial                                       7.18%
REITS - Regional Malls                                               6.04%
REITS - Diversified                                                  4.45%
Hotels & Motels                                                      3.97%
REITS - Healthcare                                                   3.03%
Finance - Other Services                                             2.45%
Money Center Banks                                                   2.29%
Real Estate Operator & Developer                                     1.90%
REITS - Storage                                                      1.89%
Liabilities in Excess of Other Assets, Net                        (-2.03%)
                                                          -----------------
TOTAL NET ASSETS                                                   100.00%
                                                          =================
See accompanying notes.


Schedule of Investments
June 30, 2006 (unaudited)
Short-Term Bond Account
                                                              Principal
                                                              Amount                                      Value
                                                             ---------- --------------------------- -------------------
BONDS (84.31%)
Aerospace & Defense (0.03%)
Raytheon Co
6.75%, 8/15/2007                                          $     29,000                           $              29,282
                                                                                                    -------------------

Agricultural Chemicals (0.12%)
IMC Global Inc
11.25%, 6/ 1/2011                                              110,000                                         116,050
                                                                                                    -------------------

Agricultural Operations (0.47%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                              300,000                                         289,403
Cargill Inc
3.63%, 3/ 4/2009 (a)                                           200,000                                         189,803
                                                                                                    -------------------
                                                                                                    479,206
                                                                                                    -------------------
Airlines (0.07%)
Southwest Airlines Co
5.50%, 11/ 1/2006                                               70,000                                          70,019
                                                                                                    -------------------

Appliances (0.10%)
Whirlpool Corp
5.90%, 6/15/2009                                               100,000                                          99,925
                                                                                                    -------------------

Asset Backed Securities (6.84%)
Ameriquest Mortgage Securities Inc
5.64%, 10/25/2034 (b)                                           39,942                                          39,950
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (b)                                          500,000                                         501,031
Chase Funding Mortgage Loan Asset-Backed
4.34%, 8/25/2028                                                13,294                                          13,243
4.88%, 8/25/2028                                                 4,847                                           4,829
4.21%, 3/25/2029                                               143,769                                         142,622
5.55%, 12/25/2033 (b)                                          139,960                                         140,155
Citigroup Mortgage Loan Trust Inc
5.57%, 7/25/2035 (b)                                           650,000                                         651,097
Countrywide Asset-Backed Certificates
4.32%, 10/25/2035 (b)                                          150,000                                         148,246
5.57%, 4/25/2036                                               300,000                                         300,717
6.02%, 6/25/2036 (c)                                           900,000                                         901,017
Countrywide Home Equity Loan Trust
5.43%, 12/15/2035 (b)                                          153,780                                         153,838
5.44%, 2/15/2036 (b)                                           250,000                                         250,028
Equity One ABS Inc
4.26%, 7/25/2034 (b)                                           187,049                                         185,896
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (b)                                           200,000                                         200,268
Long Beach Mortgage Loan Trust
5.58%, 7/25/2034 (b)                                           100,358                                         100,244
5.50%, 4/25/2035 (b)                                           250,000                                         250,068
Merrill Lynch Mortgage Investors Inc
5.67%, 7/25/2035 (b)                                            98,216                                          98,322
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (b)                                            56,468                                          56,482

Nomura Asset Acceptance Corp (continued)
5.54%, 1/25/2036 (a)(b)                                        556,411                                         556,632
Popular ABS Mortgage Pass-Through Trust
5.53%, 9/25/2034 (b)                                           116,670                                         116,689
5.58%, 11/25/2035 (b)                                          250,000                                         250,549
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (c)                                         1,000,000                                         996,875
Residential Asset Mortgage Products Inc
5.55%, 12/25/2034 (b)                                          200,000                                         200,203
SACO I Inc
5.59%, 4/25/2035 (b)                                            73,398                                          73,408
Saxon Asset Securities Trust
5.66%, 12/26/2034 (b)                                          403,564                                         404,302
Specialty Underwriting & Residential Finance
5.63%, 7/25/2035 (b)                                           185,370                                         185,666
                                                                                                    -------------------
                                                                                                  6,922,377
                                                                                                    -------------------
Auto - Car & Light Trucks (0.56%)
DaimlerChrysler NA Holding Corp
4.05%, 6/ 4/2008                                               200,000                                         193,371
5.74%, 3/13/2009 (b)                                           150,000                                         150,103
5.88%, 3/15/2011                                               225,000                                         221,321
                                                                                                    -------------------
                                                                                                    564,795
                                                                                                    -------------------
Automobile Sequential (1.42%)
Capital Auto Receivables Asset Trust
5.57%, 6/15/2010 (b)                                           100,000                                         100,490
Carss Finance LP
6.15%, 1/15/2011 (a)(b)                                        201,337                                         201,760
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                              359,590                                         349,617
Daimler Chrysler Auto Trust
3.09%, 1/ 8/2008                                                73,132                                          73,100
2.88%, 10/ 8/2009                                              119,049                                         117,721
Ford Credit Auto Owner Trust
2.70%, 6/15/2007                                               153,934                                         153,789
Honda Auto Receivables Owner Trust
2.48%, 7/18/2008                                               212,050                                         211,767
M&I Auto Loan Trust
3.04%, 10/20/2008                                               21,207                                          21,121
Nissan Auto Receivables Owner Trust
2.70%, 12/17/2007                                               56,894                                          56,495
WFS Financial Owner Trust
4.50%, 5/17/2013                                               160,000                                         155,503
                                                                                                    -------------------
                                                                                                  1,441,363
                                                                                                    -------------------
Beverages - Wine & Spirits (0.02%)
Diageo Capital PLC
4.38%, 5/ 3/2010                                                25,000                                          23,772
                                                                                                    -------------------

Brewery (0.10%)
Coors Brewing Co
6.38%, 5/15/2012                                               100,000                                         101,765
                                                                                                    -------------------

Building - Residential & Commercial (0.10%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                             100,000                                         104,625
                                                                                                    -------------------


Building & Construction Products -
Miscellaneous (0.11%)
Masco Corp
5.88%, 7/15/2012                                               111,000                                         109,093
                                                                                                    -------------------

Cable TV (0.48%)
Comcast Corp
5.45%, 11/15/2010 (d)                                          145,000                                         142,676
COX Communications Inc
4.63%, 1/15/2010                                               250,000                                         238,464
Mediacom Broadband LLC
11.00%, 7/15/2013                                              100,000                                         105,625
                                                                                                    -------------------
                                                                                                    486,765
                                                                                                    -------------------
Casino Hotels (0.25%)
Caesars Entertainment Inc
9.38%, 2/15/2007                                               150,000                                         152,625
MGM Mirage
9.75%, 6/ 1/2007                                               100,000                                         102,750
                                                                                                    -------------------
                                                                                                    255,375
                                                                                                    -------------------
Cellular Telecommunications (0.73%)
America Movil SA de CV
5.74%, 4/27/2007 (b)                                           200,000                                         200,000
Cingular Wireless LLC
5.63%, 12/15/2006                                               70,000                                          70,001
Rogers Wireless Inc
7.25%, 12/15/2012                                              100,000                                         100,750
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                              145,000                                         144,840
Vodafone Group PLC
5.67%, 6/15/2011 (b)                                           225,000                                         224,556
                                                                                                    -------------------
                                                                                                    740,147
                                                                                                    -------------------
Chemicals - Diversified (0.13%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                25,000                                          24,885
Equistar Chemicals LP/Equistar Funding
10.63%, 5/ 1/2011                                              100,000                                         107,375
                                                                                                    -------------------
                                                                                                    132,260
                                                                                                    -------------------
Coatings & Paint (0.07%)
Valspar Corp
6.00%, 5/ 1/2007                                                70,000                                          70,081
                                                                                                    -------------------

Commercial Banks (0.51%)
Glitnir Banki HF
5.23%, 10/15/2008 (a)(b)                                       100,000                                          99,241
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)                                          175,000                                         183,023
VTB Capital SA for Vneshtorgbank
6.17%, 9/21/2007 (a)(b)(c)                                     100,000                                          99,970
Wachovia Bank NA/Charlotte NC
7.88%, 2/15/2010                                               125,000                                         132,634
                                                                                                    -------------------
                                                                                                    514,868
                                                                                                    -------------------
Commercial Services (0.08%)
Aramark Services Inc
5.00%, 6/ 1/2012                                                95,000                                          82,190
                                                                                                    -------------------


Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                               15,000                                          14,776
                                                                                                    -------------------

Computers  -Memory Devices (0.10%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                               100,000                                         102,500
                                                                                                    -------------------

Containers - Metal & Glass (0.10%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                               100,000                                         103,000
                                                                                                    -------------------

Credit Card Asset Backed Securities (1.64%)
Bank One Issuance Trust
5.57%, 12/15/2010 (b)                                          150,000                                         150,689
Capital One Multi-Asset Execution Trust
5.42%, 12/15/2009 (b)                                          150,000                                         150,009
Chase Credit Card Master Trust
5.40%, 5/15/2009 (b)                                           150,000                                         149,990
5.53%, 1/17/2011 (b)                                           225,000                                         226,113
Citibank Credit Card Issuance Trust
5.79%, 6/25/2009 (b)                                           100,000                                         100,231
6.47%, 12/15/2009 (b)                                          425,000                                         430,097
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                               200,000                                         201,559
Discover Card Master Trust I
5.15%, 10/15/2009                                              150,000                                         149,543
5.38%, 4/16/2010 (b)                                           100,000                                          99,993
                                                                                                    -------------------
                                                                                                  1,658,224
                                                                                                    -------------------
Cruise Lines (0.15%)
Royal Caribbean Cruises Ltd
7.25%, 8/15/2006                                               150,000                                         150,150
                                                                                                    -------------------

Data Processing & Management (0.34%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                               200,000                                         196,663
Fidelity National Information Services
4.75%, 9/15/2008                                               155,000                                         144,445
                                                                                                    -------------------
                                                                                                    341,108
                                                                                                    -------------------
Diversified Manufacturing Operations (0.10%)
Tyco International Group SA
6.13%, 1/15/2009                                               100,000                                         100,673
                                                                                                    -------------------

Electric - Generation (0.08%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                              72,500                                          77,575
                                                                                                    -------------------

Electric - Integrated (3.14%)
Alabama Power Co
2.80%, 12/ 1/2006                                               10,000                                           9,885
5.40%, 8/25/2009 (b)                                           110,000                                         110,311
Commonwealth Edison Co
7.63%, 1/15/2007                                               125,000                                         126,042
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                               325,000                                         327,138
Dominion Resources Inc/VA
5.79%, 9/28/2007 (b)                                           145,000                                         145,087
5.69%, 5/15/2008 (d)                                           125,000                                         124,612
DTE Energy Co
6.65%, 4/15/2009 (d)                                           175,000                                         178,155
Entergy Gulf States Inc
6.02%, 12/ 8/2008 (a)(b)                                        90,000                                          90,077
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                              150,000                                         147,587
Exelon Corp
4.45%, 6/15/2010                                               175,000                                         166,539
FPL Group Capital Inc
4.09%, 2/16/2007                                                50,000                                          49,508
Georgia Power Co
5.35%, 2/17/2009 (b)                                            40,000                                          40,125
Monongahela Power Co
5.00%, 10/ 1/2006                                              250,000                                         249,411
Nisource Finance Corp
3.20%, 11/ 1/2006                                               45,000                                          44,634
Northeast Utilities
3.30%, 6/ 1/2008                                               100,000                                          95,327
NorthWestern Corp
7.30%, 12/ 1/2006 (a)                                          125,000                                         125,516
Pepco Holdings Inc
5.50%, 8/15/2007                                                25,000                                          24,910
PSEG Power LLC
3.75%, 4/ 1/2009                                               300,000                                         284,255
Public Service Co of Colorado
4.38%, 10/ 1/2008                                               70,000                                          68,040
Scottish Power PLC
4.91%, 3/15/2010                                               150,000                                         145,077
TECO Energy Inc
6.13%, 5/ 1/2007                                               100,000                                         100,250
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                               100,000                                          99,506
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                               170,000                                         168,152
TXU Energy Co LLC
6.13%, 3/15/2008 (d)                                           100,000                                         100,151
Virginia Electric & Power Co
5.38%, 2/ 1/2007                                               100,000                                          99,731
Wisconsin Electric Power
3.50%, 12/ 1/2007                                               55,000                                          53,401
                                                                                                    -------------------
                                                                                                  3,173,427
                                                                                                    -------------------
Electronic Components - Miscellaneous (0.10%)
Solectron Corp
7.97%, 11/15/2006                                              100,000                                         100,625
                                                                                                    -------------------

Electronic Components - Semiconductors (0.13%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013 (d)                                           135,000                                         130,955
                                                                                                    -------------------

Electronic Connectors (0.13%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                               125,000                                         126,663
                                                                                                    -------------------

Engines - Internal Combustion (0.13%)
Cummins Inc
9.50%, 12/ 1/2010 (d)                                          125,000                                         132,290
                                                                                                    -------------------


Finance - Auto Loans (0.28%)
General Motors Acceptance Corp
6.13%, 9/15/2006                                               100,000                                          99,852
5.97%, 1/16/2007 (b)                                           100,000                                          99,703
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)                                            90,000                                          85,986
                                                                                                    -------------------
                                                                                                    285,541
                                                                                                    -------------------
Finance - Commercial (0.30%)
CIT Group Inc
5.32%, 8/15/2008 (b)                                           100,000                                         100,198
Textron Financial Corp
5.36%, 10/ 6/2006 (b)                                          100,000                                         100,139
6.62%, 11/15/2007 (b)                                          100,000                                         101,840
                                                                                                    -------------------
                                                                                                    302,177
                                                                                                    -------------------
Finance - Consumer Loans (0.98%)
American General Finance Corp
4.88%, 5/15/2010                                               125,000                                         120,792
HSBC Finance Corp
5.45%, 11/16/2009 (b)                                          300,000                                         301,513
4.75%, 4/15/2010                                                75,000                                          72,342
5.68%, 9/14/2012 (b)                                           150,000                                         150,599
SLM Corp
5.30%, 1/26/2009 (b)                                           125,000                                         125,361
4.56%, 3/ 2/2009 (b)                                            75,000                                          71,531
5.24%, 7/27/2009 (b)                                           150,000                                         150,115
                                                                                                    -------------------
                                                                                                    992,253
                                                                                                    -------------------
Finance - Investment Banker & Broker (1.94%)
Bear Stearns Cos Inc/The
5.43%, 1/30/2009 (b)                                           200,000                                         201,092
Citigroup Inc
5.32%, 5/18/2010 (b)                                           175,000                                         175,432
Credit Suisse USA Inc
5.35%, 6/ 2/2008 (b)                                           175,000                                         175,207
Goldman Sachs Group Inc
5.42%, 7/23/2009 (b)                                           150,000                                         150,960
5.44%, 3/ 2/2010 (b)                                            75,000                                          75,044
6.88%, 1/15/2011                                               125,000                                         129,885
JPMorgan Chase & Co
5.18%, 10/ 2/2009 (b)(d)                                       200,000                                         200,823
Lehman Brothers Holdings Inc
5.41%, 11/10/2009 (b)                                          100,000                                         100,386
4.25%, 1/27/2010 (d)                                           110,000                                         104,504
Merrill Lynch & Co Inc
5.41%, 2/ 6/2009 (b)                                           180,000                                         180,795
4.52%, 3/ 2/2009 (b)                                            40,000                                          38,837
5.37%, 2/ 5/2010 (b)                                            50,000                                          50,165
Morgan Stanley
4.00%, 1/15/2010                                               225,000                                         212,693
5.35%, 1/15/2010 (b)                                           165,000                                         165,810
                                                                                                    -------------------
                                                                                                  1,961,633
                                                                                                    -------------------
Finance - Leasing Company (0.32%)
Case Credit Corp
6.75%, 10/21/2007                                              100,000                                          99,750
International Lease Finance Corp
5.47%, 1/15/2010 (b)                                           225,000                                         226,429
                                                                                                    -------------------
                                                                                                    326,179
                                                                                                    -------------------

Finance - Mortgage Loan/Banker (2.19%)
Countrywide Financial Corp
5.40%, 5/ 5/2008 (b)                                           150,000                                         150,238
5.67%, 12/19/2008 (b)                                          105,000                                         105,191
Fannie Mae
5.62%, 2/25/2032 (b)                                           266,589                                         267,143
Fannie Mae Whole Loan
5.52%, 5/25/2035 (b)                                           162,073                                         162,735
Freddie Mac
5.13%, 12/15/2013                                              398,924                                         387,724
5.50%, 1/15/2017                                               299,652                                         298,762
4.00%, 1/15/2022                                               200,000                                         197,042
5.65%, 6/15/2023 (b)                                           107,265                                         108,259
5.50%, 10/15/2034 (b)                                          100,414                                         100,082
Residential Capital Corp
6.87%, 6/29/2007 (b)                                           190,000                                         190,614
6.00%, 2/22/2011                                               150,000                                         145,346
6.50%, 4/17/2013                                               105,000                                         103,041
                                                                                                    -------------------
                                                                                                  2,216,177
                                                                                                    -------------------
Food - Miscellaneous/Diversified (0.47%)
Campbell Soup Co
5.50%, 3/15/2007                                                85,000                                          84,947
ConAgra Foods Inc
7.88%, 9/15/2010                                               179,000                                         191,526
Kraft Foods Inc
4.63%, 11/ 1/2006                                              195,000                                         194,330
                                                                                                    -------------------
                                                                                                    470,803
                                                                                                    -------------------
Food - Retail (0.45%)
Delhaize America Inc
8.13%, 4/15/2011                                                50,000                                          52,584
Kroger Co/The
6.38%, 3/ 1/2008                                               225,000                                         226,628
Safeway Inc
6.50%, 11/15/2008                                              100,000                                         101,193
5.83%, 3/27/2009 (b)                                            75,000                                          75,036
                                                                                                    -------------------
                                                                                                    455,441
                                                                                                    -------------------
Gas - Distribution (0.29%)
Sempra Energy
4.75%, 5/15/2009                                               175,000                                         170,162
Southern California Gas Co
5.40%, 12/ 1/2009 (b)                                          125,000                                         125,166
                                                                                                    -------------------
                                                                                                    295,328
                                                                                                    -------------------
Home Equity - Other (8.36%)
AAA Trust
5.60%, 2/27/2035 (a)(b)                                        100,000                                         100,237
ACE Securities Corp
5.53%, 5/25/2035 (b)                                           160,000                                         160,251
5.53%, 8/25/2035 (b)                                           400,000                                         400,182
5.52%, 10/25/2035 (b)                                          300,000                                         300,141
Asset Backed Funding Certificates
5.58%, 2/25/2035 (b)                                            43,907                                          43,928
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (b)                                           100,000                                          99,998
5.56%, 2/25/2035 (b)                                           140,650                                         140,734
Countrywide Asset-Backed Certificates
6.09%, 6/30/2036 (c)                                         1,300,000                                       1,299,972
Encore Credit Receivables Trust
5.52%, 2/25/2035 (b)                                           128,153                                         128,211

First NLC Trust
5.55%, 5/25/2035 (b)                                           164,797                                         164,873
5.65%, 5/25/2035 (b)                                           148,317                                         148,290
First-Citizens Home Equity Loan LLC
5.41%, 9/15/2022 (a)(b)                                        113,307                                         113,041
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (b)                                           500,000                                         492,154
IXIS Real Estate Capital Trust
5.56%, 12/25/2035 (b)                                          175,000                                         175,243
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (b)                                           500,000                                         501,852
Mastr Asset Backed Securities Trust
5.82%, 3/25/2035 (b)                                           200,000                                         200,778
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (b)                                           150,000                                         150,088
Morgan Stanley ABS Capital I
5.61%, 11/25/2034 (b)                                          145,442                                         145,562
5.57%, 9/25/2035 (b)                                           400,000                                         400,812
New Century Home Equity Loan Trust
5.60%, 2/25/2035 (b)                                           101,916                                         102,022
5.61%, 3/25/2035 (b)                                            91,976                                          92,079
5.59%, 7/25/2035 (b)                                           650,000                                         651,673
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (b)                                           125,000                                         125,184
Option One Mortgage Loan Trust
5.54%, 5/25/2035 (b)                                           200,000                                         200,256
Residential Asset Securities Corp
4.47%, 3/25/2032                                               600,000                                         590,672
7.12%, 4/25/2032 (b)                                             4,767                                           4,773
5.58%, 12/25/2033 (b)                                           31,665                                          31,751
6.47%, 3/25/2035 (b)                                            50,000                                          50,293
5.52%, 5/25/2035 (b)                                           175,000                                         175,136
5.59%, 7/25/2035 (b)                                           500,000                                         501,416
Structured Asset Securities Corp
5.54%, 3/25/2035 (b)                                           172,655                                         172,699
Waverly Community School
5.77%, 5/25/2036 (b)(c)                                        600,000                                         599,512
                                                                                                    -------------------
                                                                                                  8,463,813
                                                                                                    -------------------
Home Equity - Sequential (0.48%)
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                               90,381                                          89,965
4.76%, 11/25/2033                                              400,000                                         394,964
                                                                                                    -------------------
                                                                                                    484,929
                                                                                                    -------------------
Hotels & Motels (0.10%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                               100,000                                         100,625
                                                                                                    -------------------

Industrial Gases (0.10%)
Airgas Inc
7.75%, 9/15/2006                                               100,000                                         100,250
                                                                                                    -------------------

Insurance Brokers (0.20%)
AON Corp
6.95%, 1/15/2007 (b)                                            30,000                                          30,151
Marsh & McLennan Cos Inc
5.19%, 7/13/2007 (b)                                           125,000                                         124,920
3.63%, 2/15/2008                                                50,000                                          48,227
                                                                                                    -------------------
                                                                                                    203,298
                                                                                                    -------------------

Investment Management & Advisory Services (0.17%)
Ameriprise Financial Inc
5.35%, 11/15/2010 (d)                                          175,000                                         171,587
                                                                                                    -------------------

Life & Health Insurance (1.14%)
AmerUs Group Co
6.58%, 5/16/2011                                               250,000                                         250,210
Cigna Corp
8.25%, 1/ 1/2007                                                80,000                                          80,854
Lincoln National Corp
5.25%, 6/15/2007                                                20,000                                          19,843
Pacific Life Global Funding
5.67%, 6/22/2011 (a)(b)                                        225,000                                         225,166
Phoenix Cos Inc/The
6.68%, 2/16/2008                                               240,000                                         240,576
Prudential Financial Inc
5.46%, 6/13/2008 (b)                                           100,000                                         100,158
Sun Life Financial Global Funding LP
5.26%, 7/ 6/2010 (a)(b)                                        125,000                                         125,218
Torchmark Corp
6.25%, 12/15/2006                                               35,000                                          35,008
UnumProvident Corp
6.00%, 5/15/2008                                                75,000                                          74,878
                                                                                                    -------------------
                                                                                                  1,151,911
                                                                                                    -------------------
Medical - Hospitals (0.20%)
HCA Inc
8.85%, 1/ 1/2007                                               100,000                                         101,109
United Surgical Partners International
10.00%, 12/15/2011                                             100,000                                         105,000
                                                                                                    -------------------
                                                                                                    206,109
                                                                                                    -------------------
Medical - Nursing Homes (0.05%)
Extendicare Health Services Inc
9.50%, 7/ 1/2010                                                50,000                                          52,188
                                                                                                    -------------------

Medical Laboratory & Testing Service (0.17%)
Quest Diagnostics Inc
5.13%, 11/ 1/2010                                              175,000                                         170,139
                                                                                                    -------------------

Medical Products (0.08%)
Mallinckrodt Inc
6.50%, 11/15/2007                                               75,000                                          75,559
                                                                                                    -------------------

Mortgage Backed Securities (35.34%)
ACT Depositor Corp
5.59%, 9/22/2041 (a)(b)                                        399,947                                         398,927
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (b)                                            69,784                                          70,308
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                              134,573                                         136,162
5.09%, 7/10/2043                                               750,000                                         721,750
0.34%, 9/10/2045                                             43,700,000                                        471,698
0.23%, 10/10/2045                                            53,796,339                                        286,197
Banc of America Large Loan
5.44%, 2/ 9/2021 (a)(b)                                        100,000                                         100,326
Banc of America Mortgage Securities
4.78%, 5/25/2035 (b)                                           300,000                                         293,629
Bank of America Alternative Loan Trust
5.72%, 6/25/2036 (c)                                           697,156                                         697,156

Bear Stearns Adjustable Rate Mortgage Trust
5.10%, 9/25/2034                                               422,494                                         416,338
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (b)                                            53,729                                          53,773
6.25%, 6/25/2036 (c)                                           500,000                                         499,688
Bear Stearns Commercial Mortgage Securities Inc
5.52%, 6/15/2017 (a)(b)                                        150,000                                         149,953
3.97%, 11/11/2035                                              400,705                                         386,182
0.71%, 5/11/2039 (a)(b)                                      2,368,163                                          46,563
0.41%, 2/11/2041 (b)                                         7,583,143                                          93,439
4.13%, 11/11/2041                                              850,000                                         813,902
Bella Vista Mortgage Trust
5.52%, 5/20/2045 (b)                                           125,557                                         125,844
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                              500,000                                         524,964
Chase Manhattan Bank-First Union National
7.13%, 8/15/2031                                               210,903                                         211,509
Citigroup Mortgage Loan Trust Inc
5.56%, 8/25/2035 (b)                                           400,000                                         401,209
Commercial Mortgage Pass Through Certificates
3.25%, 6/10/2038                                                84,477                                          78,297
Countrywide Alternative Loan Trust
6.37%, 2/25/2035 (b)                                           210,000                                         211,347
5.45%, 7/20/2035 (b)(c)                                        138,547                                         139,128
6.00%, 5/25/2036                                               813,670                                         808,751
5.60%, 6/25/2036 (c)                                           975,340                                         975,596
5.54%, 5/20/2046 (b)                                           983,674                                         987,574
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (b)                                          100,000                                         100,060
5.59%, 1/25/2036 (b)                                           450,000                                         450,882
Countrywide Home Loan Mortgage Pass Through
4.50%, 1/25/2033                                                14,872                                          14,715
4.49%, 12/25/2033                                              500,000                                         478,552
4.51%, 6/20/2035 (b)                                           250,000                                         245,796
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                              100,000                                         100,503
6.38%, 12/16/2035                                              500,000                                         510,766
0.53%, 11/15/2036 (a)(b)                                     8,050,957                                         336,345
2.00%, 5/15/2038 (a)                                         2,037,920                                         100,620
0.44%, 8/15/2038 (a)                                         38,600,000                                        506,393
First Union-Lehman Brothers-Bank of America
6.56%, 11/18/2035                                               84,473                                          85,375
Ge Capital Commercial Mortgage Corp
6.32%, 1/15/2033                                                11,036                                          11,012
GMAC Commercial Mortgage Securities Inc
6.95%, 9/15/2033                                               100,000                                         102,863
0.63%, 8/10/2038 (a)(b)                                      21,744,550                                        361,873
4.32%, 10/15/2038                                               19,608                                          19,460
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (b)                                           112,205                                         112,244
5.62%, 6/25/2045 (b)                                           106,276                                         106,568
5.63%, 10/25/2045 (b)                                          193,903                                         194,788
Greenwich Capital Commercial Funding Corp
0.50%, 6/10/2036 (a)(b)                                      11,015,235                                        136,842
0.28%, 4/10/2037 (a)                                         68,010,000                                        444,037
0.98%, 8/10/2042 (a)(b)                                      5,380,000                                         157,198
GSR Mortgage Loan Trust
4.77%, 7/25/2035 (b)                                           299,739                                         291,610
Impac CMB Trust
5.82%, 10/25/2033 (b)                                           56,595                                          56,618
Impac CMB Trust (continued)
6.26%, 10/25/2033 (b)                                           63,533                                          63,555
6.87%, 10/25/2034 (b)                                          109,036                                         110,601
5.63%, 4/25/2035 (b)                                           101,241                                         101,325
5.75%, 4/25/2035 (b)                                            78,466                                          78,585
5.62%, 8/25/2035 (b)                                            31,538                                          31,552
5.83%, 8/25/2035 (b)                                            94,252                                          94,498
5.86%, 8/25/2035 (b)                                           104,724                                         105,047
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (b)                                          500,000                                         500,243
3.71%, 3/25/2034                                                57,770                                          57,500
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (b)                                           179,295                                         179,643
5.55%, 4/25/2035 (b)                                            93,843                                          94,218
5.65%, 4/25/2035 (b)                                            73,792                                          74,135
5.62%, 8/25/2035 (b)                                           213,694                                         214,630
JP Morgan Chase Commercial Mortgage Securities
0.80%, 10/12/2035 (a)(b)                                     5,940,030                                         220,654
6.04%, 11/15/2035                                              593,435                                         597,164
0.58%, 10/12/2037 (a)                                        3,309,381                                         141,784
3.48%, 6/12/2041                                               352,813                                         339,426
JP Morgan Commercial Mortgage Finance Corp
7.16%, 9/15/2029                                                50,000                                          50,532
6.66%, 10/15/2035                                              350,000                                         356,611
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                               335,162                                         323,306
5.13%, 6/25/2035 (b)                                           209,812                                         205,952
4.98%, 8/25/2035 (b)                                           500,000                                         480,829
5.86%, 6/25/2036 (c)                                         1,084,100                                       1,079,568
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                61,880                                          62,360
5.97%, 3/15/2026                                               265,000                                         265,441
4.90%, 6/15/2026                                               200,000                                         198,181
5.39%, 6/15/2026                                               200,000                                         197,685
2.60%, 5/15/2027                                                67,029                                          64,338
3.09%, 5/15/2027                                               700,000                                         669,063
4.19%, 8/15/2029                                               600,000                                         575,718
3.63%, 10/15/2029                                              465,704                                         450,130
1.32%, 3/15/2036 (a)(b)                                      1,564,715                                          55,823
Lehman XS Trust
5.28%, 11/25/2035 (b)                                          417,207                                         415,200
MASTR Asset Securitization Trust
5.25%, 9/25/2033                                               277,927                                         272,440
Merrill Lynch Mortgage Trust
0.37%, 11/12/2035 (a)(b)                                     15,094,674                                        119,489
0.31%, 7/12/2038                                             54,846,452                                        495,647
0.46%, 9/12/2042 (b)                                         22,355,378                                        281,678
Morgan Stanley Capital I
5.54%, 5/24/2043 (a)(b)(c)                                     300,000                                         300,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                               211,612                                         215,180
3.48%, 9/15/2037                                                18,489                                          18,198
Nationslink Funding Corp
7.23%, 6/20/2031                                               878,000                                         898,243
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (c)                                           625,000                                         623,926
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                              288,072                                         292,082
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (b)                                            25,000                                          25,158
Specialty Underwriting & Residential Finance (continued)
5.55%, 12/25/2035 (b)                                          300,000                                         300,218
5.55%, 3/25/2036 (b)                                           150,000                                         150,277
Structured Adjustable Rate Mortgage Loan Trust
4.69%, 7/25/2034 (b)                                           500,000                                         485,031
6.02%, 8/25/2034 (b)                                           223,915                                         224,311
5.57%, 3/25/2035 (b)                                           103,369                                         103,392
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (b)                                            82,282                                          82,596
5.63%, 9/25/2045 (b)                                           133,326                                         133,892
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                                           700,000                                         696,908
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (b)                                          257,679                                         258,015
Wachovia Bank Commercial Mortgage Trust
0.40%, 1/15/2041 (a)(b)                                      6,176,459                                          53,142
0.52%, 4/15/2042 (a)(b)                                      36,142,630                                        590,787
Wamu Alternative Mortgage Pass-Through
5.60%, 6/25/2046 (c)                                           692,956                                         692,956
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (a)                                           515,038                                         489,943
Washington Mutual Inc
4.48%, 3/25/2033 (b)                                           341,266                                         333,882
3.93%, 4/25/2033                                               411,500                                         395,791
3.18%, 9/25/2033                                                83,556                                          82,759
3.99%, 10/25/2033                                              430,000                                         413,856
4.06%, 10/25/2033 (b)                                          550,000                                         531,667
4.84%, 9/25/2035 (b)                                           358,935                                         352,412
5.55%, 7/25/2044 (b)                                            88,535                                          89,176
5.72%, 1/25/2045 (b)                                           800,000                                         805,452
5.59%, 4/25/2045 (b)                                           155,541                                         155,692
5.61%, 7/25/2045 (b)                                           122,222                                         122,405
5.57%, 11/25/2045 (b)                                          317,911                                         318,979
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035                                               907,752                                         885,486
                                                                                                    -------------------
                                                                                                 35,771,693
                                                                                                    -------------------
Multi-line Insurance (0.39%)
ACE Ltd
6.00%, 4/ 1/2007                                               100,000                                         100,095
CNA Financial Corp
6.75%, 11/15/2006                                               75,000                                          75,232
6.60%, 12/15/2008                                              150,000                                         152,364
Hartford Financial Services Group Inc
4.70%, 9/ 1/2007                                                70,000                                          69,136
                                                                                                    -------------------
                                                                                                    396,827
                                                                                                    -------------------
Multimedia (0.70%)
EW Scripps Co
4.30%, 6/30/2010                                                90,000                                          84,862
Media General Inc
6.95%, 9/ 1/2006                                                75,000                                          75,062
News America Inc
4.75%, 3/15/2010                                               225,000                                         216,771
Thomson Corp/The
5.75%, 2/ 1/2008                                                70,000                                          69,887
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                               125,000                                         128,572

Viacom Inc
5.75%, 4/30/2011 (a)                                           140,000                                         137,510
                                                                                                    -------------------
                                                                                                    712,664
                                                                                                    -------------------
Mutual Insurance (0.13%)
Health Care Service Corp
7.75%, 6/15/2011 (a)                                           125,000                                         134,450
                                                                                                    -------------------

Oil - Field Services (0.13%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (b)(d)                                        125,000                                         128,125
                                                                                                    -------------------

Oil Company - Exploration & Production (0.33%)
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                               100,000                                          99,800
8.00%, 11/15/2011                                              125,000                                         132,125
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                               100,000                                         105,798
                                                                                                    -------------------
                                                                                                    337,723
                                                                                                    -------------------
Oil Company - Integrated (0.16%)
Occidental Petroleum Corp
4.00%, 11/30/2007                                               35,000                                          34,225
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                               125,000                                         130,979
                                                                                                    -------------------
                                                                                                    165,204
                                                                                                    -------------------
Oil Field Machinery & Equipment (0.05%)
Cameron International Corp
2.65%, 4/15/2007                                                55,000                                          53,462
                                                                                                    -------------------

Oil Refining & Marketing (0.34%)
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                               225,000                                         239,511
Valero Energy Corp
6.88%, 4/15/2012                                               100,000                                         103,656
                                                                                                    -------------------
                                                                                                    343,167
                                                                                                    -------------------
Paper & Related Products (0.17%)
Bowater Inc
8.33%, 3/15/2010                                               100,000                                         100,000
Union Camp Corp
7.00%, 8/15/2006                                                75,000                                          75,138
                                                                                                    -------------------
                                                                                                    175,138
                                                                                                    -------------------
Pharmacy Services (0.12%)
Caremark Rx Inc
7.38%, 10/ 1/2006                                              125,000                                         125,437
                                                                                                    -------------------

Pipelines (0.80%)
Duke Capital LLC
4.33%, 11/16/2006                                              150,000                                         149,344
Enbridge Energy Partners LP
4.00%, 1/15/2009                                               125,000                                         119,277
Kinder Morgan Inc
6.50%, 9/ 1/2012                                               150,000                                         142,529
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                               100,000                                         104,000
Southern Natural Gas Co
8.88%, 3/15/2010                                               100,000                                         105,625

TEPPCO Partners LP
7.63%, 2/15/2012                                               175,000                                         185,258
                                                                                                    -------------------
                                                                                                    806,033
                                                                                                    -------------------
Power Converter & Supply Equipment (0.02%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                20,000                                          19,819
                                                                                                    -------------------

Property & Casualty Insurance (0.33%)
Ace INA Holdings Inc
8.30%, 8/15/2006                                                75,000                                          75,208
Markel Corp
7.00%, 5/15/2008                                               150,000                                         152,372
WR Berkley Corp
9.88%, 5/15/2008                                               100,000                                         107,456
                                                                                                    -------------------
                                                                                                    335,036
                                                                                                    -------------------
Property Trust (0.10%)
Westfield Capital Corp Ltd
5.45%, 11/ 2/2007 (a)(b)                                       100,000                                         100,243
                                                                                                    -------------------

Publishing - Books (0.03%)
Reed Elsevier Capital Inc
6.13%, 8/ 1/2006                                                25,000                                          25,008
                                                                                                    -------------------

Real Estate Operator & Developer (0.27%)
Duke Realty LP
3.35%, 1/15/2008                                                25,000                                          24,139
EOP Operating LP
5.59%, 10/ 1/2010 (b)                                          250,000                                         252,586
                                                                                                    -------------------
                                                                                                    276,725
                                                                                                    -------------------
Regional Banks (0.89%)
Keycorp
5.29%, 7/23/2007 (b)                                           100,000                                         100,211
NB Capital Trust
7.83%, 12/15/2026                                              175,000                                         183,090
PNC Funding Corp
4.50%, 3/10/2010                                               200,000                                         192,363
Wachovia Corp
5.17%, 7/20/2007 (b)                                           125,000                                         125,108
5.38%, 3/ 1/2012 (b)                                           100,000                                         100,068
Wells Fargo & Co
4.00%, 9/10/2012 (b)                                           200,000                                         195,516
                                                                                                    -------------------
                                                                                                    896,356
                                                                                                    -------------------
REITS - Apartments (0.11%)
Camden Property Trust
4.38%, 1/15/2010                                                75,000                                          71,648
United Dominion Realty Trust Inc
4.50%, 3/ 3/2008                                                35,000                                          34,245
                                                                                                    -------------------
                                                                                                    105,893
                                                                                                    -------------------
REITS - Diversified (0.59%)
iStar Financial Inc
6.55%, 3/12/2007 (b)                                            75,000                                          75,517
5.66%, 3/ 3/2008 (b)                                           100,000                                         100,183
5.65%, 9/15/2011                                               175,000                                         171,124
Liberty Property LP
7.75%, 4/15/2009                                               235,000                                         245,475
                                                                                                    -------------------
                                                                                                    592,299
                                                                                                    -------------------

REITS - Hotels (0.10%)
Host Marriott LP
9.50%, 1/15/2007                                               100,000                                         102,500
                                                                                                    -------------------

REITS - Office Property (0.58%)
Brandywine Operating Partnership Lp/PA
5.41%, 4/ 1/2009 (b)                                            75,000                                          75,036
5.63%, 12/15/2010                                              105,000                                         102,814
HRPT Properties Trust
5.94%, 3/16/2011 (b)                                           175,000                                         175,133
6.95%, 4/ 1/2012                                               225,000                                         232,408
                                                                                                    -------------------
                                                                                                    585,391
                                                                                                    -------------------
REITS - Regional Malls (0.18%)
Simon Property Group LP
3.75%, 1/30/2009                                               150,000                                         142,688
4.60%, 6/15/2010                                                45,000                                          43,125
                                                                                                    -------------------
                                                                                                    185,813
                                                                                                    -------------------
REITS - Shopping Centers (0.41%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                               225,000                                         214,150
Kimco Realty Corp
5.35%, 8/ 1/2006 (b)                                           200,000                                         199,964
                                                                                                    -------------------
                                                                                                    414,114
                                                                                                    -------------------
Retail - Auto Parts (0.12%)
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                               125,000                                         125,000
                                                                                                    -------------------

Retail - Major Department Store (0.26%)
May Department Stores Co/The
3.95%, 7/15/2007                                               130,000                                         127,458
7.45%, 9/15/2011                                               125,000                                         132,125
                                                                                                    -------------------
                                                                                                    259,583
                                                                                                    -------------------
Retail - Regional Department Store (0.24%)
JC Penney Corp Inc
9.00%, 8/ 1/2012                                                75,000                                          85,965
8.13%, 4/ 1/2027                                               150,000                                         155,004
                                                                                                    -------------------
                                                                                                    240,969
                                                                                                    -------------------
Retail - Restaurants (0.08%)
Yum! Brands Inc
7.65%, 5/15/2008                                                75,000                                          77,293
                                                                                                    -------------------

Retail - Toy Store (0.10%)
Toys R US Inc
6.88%, 8/ 1/2006 (d)                                           100,000                                          99,875
                                                                                                    -------------------

Rubber - Tires (0.12%)
Goodyear Tire & Rubber Co/The
6.63%, 12/ 1/2006                                              125,000                                         124,688
                                                                                                    -------------------

Savings & Loans - Thrifts (0.36%)
Amsouth Bank NA/Birmingham AL
2.82%, 11/ 3/2006                                               20,000                                          19,825
Washington Mutual Inc
5.56%, 3/20/2008 (b)                                            50,000                                          50,097
4.00%, 1/15/2009                                                50,000                                          48,017
5.37%, 1/15/2010 (b)                                           150,000                                         150,619

Washington Mutual Inc (continued)
5.74%, 3/22/2012 (b)                                           100,000                                          99,653
                                                                                                    -------------------
                                                                                                    368,211
                                                                                                    -------------------
Sovereign (0.11%)
Mexico Government International Bond
8.38%, 1/14/2011 (d)                                           100,000                                         109,000
                                                                                                    -------------------

Special Purpose Banks (0.02%)
Korea Development Bank
3.88%, 3/ 2/2009                                                25,000                                          23,804
                                                                                                    -------------------

Special Purpose Entity (0.81%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)                                           250,000                                         239,543
Fondo LatinoAmericano De Reservas
3.00%, 8/ 1/2006 (a)                                            75,000                                          74,884
Pricoa Global Funding I
5.62%, 12/22/2006 (a)(b)                                       200,000                                         200,210
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                60,000                                          56,212
Xlliac Global Funding
5.44%, 6/ 2/2008 (a)(b)                                        250,000                                         250,205
                                                                                                    -------------------
                                                                                                    821,054
                                                                                                    -------------------
Steel - Specialty (0.10%)
Oregon Steel Mills Inc
10.00%, 7/15/2009                                              100,000                                         105,000
                                                                                                    -------------------

Supranational Bank (0.30%)
Corp Andina de Fomento
5.46%, 1/26/2007 (b)                                           100,000                                         100,048
5.37%, 3/16/2007 (b)                                           100,000                                          99,979
7.38%, 1/18/2011                                               100,000                                         104,980
                                                                                                    -------------------
                                                                                                    305,007
                                                                                                    -------------------
Telecommunication Services (0.48%)
Bellsouth Telecommunications
5.88%, 1/15/2009                                               100,000                                         100,100
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                             125,000                                         130,313
Mastec Inc
7.75%, 2/ 1/2008 (d)                                           100,000                                          99,750
TELUS Corp
8.00%, 6/ 1/2011                                                50,000                                          54,145
Verizon Global Funding Corp
5.30%, 8/15/2007 (b)                                           100,000                                         100,015
                                                                                                    -------------------
                                                                                                    484,323
                                                                                                    -------------------
Telephone - Integrated (1.65%)
AT&T Inc
5.30%, 11/15/2010 (d)                                          125,000                                         121,957
British Telecommunications PLC
8.38%, 12/15/2010                                              150,000                                         164,680
Deutsche Telekom International Finance
5.63%, 3/23/2009 (b)                                           175,000                                         175,066
Level 3 Communications Inc
9.13%, 5/ 1/2008 (d)                                           100,000                                         100,000
Sprint Capital Corp
7.63%, 1/30/2011                                               250,000                                         266,106
Telecom Italia Capital SA
4.00%, 11/15/2008                                               65,000                                          62,354
Telecom Italia Capital SA (continued)
5.63%, 2/ 1/2011 (b)                                           175,000                                         175,929
Telefonica Emisones SAU
5.71%, 6/19/2009                                               200,000                                         200,090
Telefonica Europe BV
7.75%, 9/15/2010                                               175,000                                         185,648
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                              200,000                                         192,418
Verizon Communications Inc
5.35%, 2/15/2011                                                30,000                                          29,223
                                                                                                    -------------------
                                                                                                  1,673,471
                                                                                                    -------------------
Television (0.11%)
Univision Communications Inc
2.88%, 10/15/2006                                              115,000                                         113,956
                                                                                                    -------------------

Textile - Home Furnishings (0.34%)
Mohawk Industries Inc
6.50%, 4/15/2007                                               345,000                                         346,610
                                                                                                    -------------------

Transport - Rail (0.16%)
CSX Corp
5.43%, 8/ 3/2006 (b)                                            58,000                                          57,997
Norfolk Southern Corp
7.22%, 9/15/2006                                               100,000                                         100,309
                                                                                                    -------------------
                                                                                                    158,306
                                                                                                    -------------------
Transport - Services (0.07%)
Ryder System Inc
5.95%, 5/ 2/2011                                                70,000                                          69,531
                                                                                                    -------------------
TOTAL BONDS                                                                                      $          85,336,665
                                                                                                    -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (19.11%)
Federal Home Loan Mortgage Corporation
(FHLMC) (1.83%)
4.50%, 7/ 1/2010                                               132,790                                         128,058
4.50%, 9/ 1/2010                                               110,652                                         106,709
4.50%, 11/ 1/2010                                              190,455                                         183,668
4.50%, 2/ 1/2011                                                70,022                                          67,332
4.50%, 4/ 1/2011                                               301,451                                         289,872
4.50%, 6/ 1/2011                                               152,231                                         147,820
4.50%, 10/ 1/2011                                              205,797                                         197,892
4.50%, 11/ 1/2011                                              243,657                                         234,298
4.59%, 1/ 1/2035 (b)                                           155,065                                         150,612
4.84%, 9/ 1/2035 (b)                                           350,766                                         344,146
                                                                                                    -------------------
                                                                                                  1,850,407
                                                                                                    -------------------
Federal National Mortgage Association
(FNMA) (3.31%)
4.00%, 5/ 1/2010                                                48,395                                          45,949
4.50%, 5/ 1/2010                                                67,425                                          64,977
4.00%, 6/ 1/2010                                                28,357                                          26,924
4.50%, 6/ 1/2010                                               148,819                                         143,416
4.00%, 7/ 1/2010                                                27,046                                          25,679
4.00%, 8/ 1/2010                                                18,127                                          17,211
4.00%, 3/ 1/2011                                                68,289                                          64,548
4.50%, 5/ 1/2011                                                87,597                                          84,174
4.50%, 7/ 1/2011                                               178,094                                         171,134
4.50%, 8/ 1/2011                                               334,178                                         321,119
4.50%, 9/ 1/2011                                                62,190                                          59,760
3.59%, 12/ 1/2033 (b)                                          302,188                                         306,390
4.37%, 7/ 1/2034 (b)                                           341,087                                         332,955
4.28%, 8/ 1/2034 (b)                                           177,012                                         172,227
4.42%, 9/ 1/2034 (b)                                           270,832                                         263,206
4.36%, 1/ 1/2035 (b)                                           210,500                                         213,066
4.50%, 1/ 1/2035 (b)                                           230,176                                         224,314
3.88%, 2/ 1/2035 (b)                                           234,376                                         233,722
4.57%, 4/ 1/2035 (b)                                           393,493                                         382,747
5.23%, 6/ 1/2035 (b)                                           194,658                                         197,449
                                                                                                    -------------------
                                                                                                  3,350,967

                                                                                                    -------------------
U.S. Treasury (13.97%)
4.25%, 10/31/2007 (e)                                        6,450,000                                       6,369,626
4.13%, 8/15/2008 (e)                                         3,000,000                                       2,941,290
3.88%, 5/15/2010 (e)                                           525,000                                         502,421
4.50%, 11/15/2010                                              300,000                                         293,039
4.88%, 2/15/2012 (e)                                         1,850,000                                       1,829,765
4.38%, 8/15/2012                                             1,400,000                                       1,346,734
4.50%, 2/15/2016                                               900,000                                         856,265
                                                                                                    -------------------
                                                                                                 14,139,140
                                                                                                    -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                                                    $          19,340,514
                                                                                                    -------------------
SHORT TERM INVESTMENTS (1.26%)
Commercial Paper (1.26%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                             1,275,783                                       1,275,783
                                                                                                    -------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $           1,275,783
                                                                                                    -------------------
MONEY MARKET FUNDS (1.56%)
BNY Institutional Cash Reserve Fund (f)                      1,583,000                                       1,583,000
                                                                                                    -------------------
TOTAL MONEY MARKET FUNDS                                                                         $           1,583,000
                                                                                                    -------------------
Total Investments                                                                                $         107,535,962
Liabilities in Excess of Other Assets, Net - (6.24)%                                                       (6,314,320)
                                                                                                    -------------------
TOTAL NET ASSETS - 100.00%                                                                       $         101,221,642
                                                                                                    ===================
                                                                                                    -------------------

                                                                                                    ===================

(a)   Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $8,043,414 or 7.95% of net assets.


(b)   Variable Rate
(c)   Market value is determined in accordance with procedures established in good faith by the Board of
      Directors.  At the end of the period, the value of these securities totaled $9,602,272 or 9.49% of net assets.

(d)   Security or a portion of the security was on loan at the end of the period.
(e)   Security or a portion of the security was pledged as collateral for reverse repurchase agreements.
      At the end of the period, the value of these securities totaled $4,808,459 or 4.75% of net assets.

(f)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                                $              68,480
Unrealized Depreciation                                          (1,490,361)
                                                          -------------------
Net Unrealized Appreciation (Depreciation)                       (1,421,881)
Cost for federal income tax purposes                             108,957,843


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                 Unrealized
                                                                              Notional          Appreciation/
Description                                                                    Amount           (Depreciation)
-------------------------------------------------- -------------------------- ---------- ---- -------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index
and pay monthly a floating rate                                            $  1,500,000    $             (3,734)
based on 1-month LIBOR with Morgan Stanley.  Expires November 2006.



Portfolio Summary (unaudited)
---------------------------------------------------------------
Sector                                                 Percent
---------------------------------------------------------------
Mortgage Securities                                     41.66%
Asset Backed Securities                                 19.06%
Financial                                               14.62%
Government                                              14.38%
Communications                                           4.19%
Utilities                                                3.50%
Consumer, Cyclical                                       2.59%
Consumer, Non-cyclical                                   2.23%
Energy                                                   1.81%
Industrial                                               0.94%
Basic Materials                                          0.69%
Technology                                               0.57%
Liabilities in Excess of Other Assets, Net            (-6.24%)
                                             ------------------
TOTAL NET ASSETS                                       100.00%
                                             ==================

Other Assets Summary (unaudited)
------------------------------------------------ --------------
Asset Type                                             Percent
------------------------------------------------ --------------
Total Return Swaps                                       0.00%

See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
SmallCap Account
                                                             Shares
                                                              Held                                      Value
                                                             ---------- -------------------------- -------------------
COMMON STOCKS (97.38%)
Advertising Services (0.30%)
inVentiv Health Inc (a)(b)                                     10,204                          $             293,671
                                                                                                   -------------------

Aerospace & Defense (0.48%)
Teledyne Technologies Inc (b)                                   14,489                                        474,660
                                                                                                   -------------------

Aerospace & Defense Equipment (0.94%)
BE Aerospace Inc (b)                                            20,670                                        472,516
DRS Technologies Inc                                             9,330                                        454,838
                                                                                                   -------------------
                                                                                                   927,354
                                                                                                   -------------------
Airlines (0.93%)
Alaska Air Group Inc (a)(b)                                      9,100                                        358,722
Continental Airlines Inc (a)(b)                                 18,720                                        557,856
                                                                                                   -------------------
                                                                                                   916,578
                                                                                                   -------------------
Apparel Manufacturers (1.20%)
Guess ? Inc (b)                                                 14,080                                        587,840
Oxford Industries Inc                                            7,447                                        293,486
Phillips-Van Heusen                                              7,870                                        300,319
                                                                                                   -------------------
                                                                                                 1,181,645

                                                                                                   -------------------
Applications Software (1.03%)
Mapinfo Corp (b)                                                53,896                                        703,343
Verint Systems Inc (b)                                          10,540                                        307,662
                                                                                                   -------------------
                                                                                                 1,011,005
                                                                                                   -------------------
Auto/Truck Parts & Equipment - Original (0.64%)
Tenneco Inc (b)                                                 24,346                                        632,996
                                                                                                   -------------------

Building - Mobil Home & Manufactured Housing (0.71%)
Champion Enterprises Inc (a)(b)                                 25,715                                        283,894
Thor Industries Inc (a)                                          8,542                                        413,860
                                                                                                   -------------------
                                                                                                   697,754
                                                                                                   -------------------
Building - Residential & Commercial (0.16%)
Technical Olympic USA Inc                                       10,730                                        154,083
                                                                                                   -------------------

Building & Construction Products - Miscellaneous (0.41%)
NCI Building Systems Inc (b)                                     7,590                                        403,560
                                                                                                   -------------------

Building Products - Cement & Aggregate (1.48%)
Eagle Materials Inc (a)                                         19,590                                        930,525
Texas Industries Inc (a)                                         9,920                                        526,752
                                                                                                   -------------------
                                                                                                 1,457,277
                                                                                                   -------------------
Building Products - Light Fixtures (0.58%)
Genlyte Group Inc (b)                                            7,835                                        567,489
                                                                                                   -------------------

Building Products - Wood (0.39%)
Universal Forest Products Inc                                    6,192                                        388,424
                                                                                                   -------------------

Cable TV (0.36%)
Lodgenet Entertainment Corp (b)                                 19,125                                        356,681
                                                                                                   -------------------


Cellular Telecommunications (0.24%)
Syniverse Holdings Inc (b)                                      15,770                                        231,819
                                                                                                   -------------------

Chemicals - Diversified (0.38%)
FMC Corp                                                         5,864                                        377,583
                                                                                                   -------------------

Chemicals - Specialty (0.21%)
Arch Chemicals Inc                                               5,818                                        209,739
                                                                                                   -------------------

Circuit Boards (0.33%)
Park Electrochemical Corp                                       12,750                                        328,313
                                                                                                   -------------------

Collectibles (0.23%)
RC2 Corp (b)                                                     5,900                                        228,094
                                                                                                   -------------------

Commercial Banks (9.43%)
Alabama National Bancorporation                                  6,980                                        475,687
Bank of Hawaii Corp                                             19,380                                        961,248
BOK Financial Corp                                               1,010                                         50,167
Capital Corp of the West (a)                                     3,787                                        121,184
Center Financial Corp                                            7,118                                        168,270
Central Pacific Financial Corp                                  10,050                                        388,935
City Holding Co                                                  5,626                                        203,324
Colonial BancGroup Inc/The                                      30,660                                        787,349
Columbia Banking System Inc                                      2,810                                        105,038
Community Bancorp/NV (b)                                           934                                         29,029
Corus Bankshares Inc (a)                                        23,696                                        620,361
Cullen/Frost Bankers Inc                                        10,010                                        573,573
East West Bancorp Inc                                           20,600                                        780,946
First Community Bancorp Inc/CA                                  10,980                                        648,698
First Midwest Bancorp Inc/IL                                    24,877                                        922,439
First State Bancorporation/NM                                    4,480                                        106,534
Greene County Bancshares Inc                                    12,545                                        388,393
IBERIABANK Corp                                                  1,870                                        107,600
Placer Sierra Bancshares                                         4,040                                         93,688
Preferred Bank/Los Angeles CA                                      916                                         49,107
Southwest Bancorp Inc/Stillwater OK                             33,123                                        844,636
Vineyard National Bancorp - Warrants (b)(c)(d)(e)                1,561                                          5,932
Vineyard National Bancorp (a)                                   20,276                                        545,424
West Coast Bancorp/OR                                           10,690                                        315,034
                                                                                                   -------------------
                                                                                                 9,292,596
                                                                                                   -------------------
Commercial Services (0.15%)
Steiner Leisure Ltd (b)                                          3,670                                        145,075
                                                                                                   -------------------

Commercial Services - Finance (0.75%)
Wright Express Corp (b)                                         25,760                                        740,342
                                                                                                   -------------------

Computer Aided Design (0.97%)
Ansys Inc (b)                                                   17,334                                        828,912
Aspen Technology Inc (b)                                         9,410                                        123,459
                                                                                                   -------------------
                                                                                                   952,371
                                                                                                   -------------------
Computer Graphics (0.65%)
Trident Microsystems Inc (b)                                    33,933                                        644,048
                                                                                                   -------------------

Computer Services (0.47%)
SI International Inc (b)                                         6,440                                        197,450

SYKES Enterprises Inc (b)                                       16,140                                        260,823
                                                                                                   -------------------
                                                                                                   458,273
                                                                                                   -------------------
Computers - Memory Devices (0.41%)
M-Systems Flash Disk Pioneers (a)(b)                            13,480                                        399,412
                                                                                                   -------------------

Computers  -Memory Devices (0.78%)
Imation Corp                                                    10,380                                        426,099
Komag Inc (a)(b)                                                 7,440                                        343,579
                                                                                                   -------------------
                                                                                                   769,678
                                                                                                   -------------------
Consulting Services (0.60%)
FTI Consulting Inc (b)                                          22,010                                        589,208
                                                                                                   -------------------

Consumer Products - Miscellaneous (0.60%)
Central Garden and Pet Co (b)                                   13,630                                        586,771
                                                                                                   -------------------

Containers - Metal & Glass (0.38%)
Silgan Holdings Inc                                             10,170                                        376,392
                                                                                                   -------------------

Cosmetics & Toiletries (0.17%)
Parlux Fragrances Inc (a)(b)                                    17,652                                        171,048
                                                                                                   -------------------

Diagnostic Equipment (0.43%)
Immucor Inc (b)                                                 22,180                                        426,521
                                                                                                   -------------------

Diagnostic Kits (0.82%)
Dade Behring Holdings Inc                                       11,050                                        460,122
Meridian Bioscience Inc                                         14,090                                        351,546
                                                                                                   -------------------
                                                                                                   811,668
                                                                                                   -------------------
Direct Marketing (0.39%)
Harte-Hanks Inc                                                 15,060                                        386,138
                                                                                                   -------------------

Distribution & Wholesale (2.20%)
Central European Distribution Corp (a)(b)                       11,521                                        289,868
United Stationers Inc (a)(b)                                    18,257                                        900,435
Watsco Inc                                                       5,890                                        352,340
WESCO International Inc (b)                                      9,020                                        622,380
                                                                                                   -------------------
                                                                                                 2,165,023
                                                                                                   -------------------
Diversified Manufacturing Operations (0.47%)
AO Smith Corp                                                    9,970                                        462,209
                                                                                                   -------------------

Diversified Operations & Commercial Services (0.61%)
Chemed Corp                                                     11,110                                        605,828
                                                                                                   -------------------

E-Commerce - Products (0.55%)
Nutri/System Inc (a)(b)                                          8,780                                        545,501
                                                                                                   -------------------

Educational Software (0.81%)
Blackboard Inc (a)(b)                                           27,426                                        794,257
                                                                                                   -------------------

Electric - Integrated (1.67%)
Allete Inc (a)                                                  16,679                                        789,751
OGE Energy Corp                                                 13,050                                        457,142
PNM Resources Inc                                               16,091                                        401,631
                                                                                                   -------------------
                                                                                                 1,648,524
                                                                                                   -------------------
Electronic Components - Semiconductors (1.79%)
Diodes Inc (b)                                                   8,430                                        349,339

Microsemi Corp (b)                                              28,457                                        693,782
ON Semiconductor Corp (a)(b)                                    83,164                                        489,004
Zoran Corp (b)                                                   9,400                                        228,796
                                                                                                   -------------------
                                                                                                 1,760,921
                                                                                                   -------------------
Electronic Design Automation (1.00%)
Ansoft Corp (b)                                                 48,352                                        990,249
                                                                                                   -------------------

Electronic Measurement Instruments (0.68%)
Itron Inc (b)                                                    6,930                                        410,672
Tektronix Inc                                                    8,740                                        257,131
                                                                                                   -------------------
                                                                                                   667,803
                                                                                                   -------------------
Electronic Parts Distribution (0.54%)
Avnet Inc (b)                                                   26,400                                        528,528
                                                                                                   -------------------

E-Marketing & Information (0.60%)
aQuantive Inc (a)(b)                                            23,218                                        588,112
                                                                                                   -------------------

Enterprise Software & Services (0.97%)
Hyperion Solutions Corp (b)                                     13,750                                        379,500
Informatica Corp (b)                                            28,400                                        373,744
Packeteer Inc (b)                                               17,455                                        197,940
                                                                                                   -------------------
                                                                                                   951,184
                                                                                                   -------------------
E-Services - Consulting (0.62%)
Digital Insight Corp (b)                                        17,804                                        610,499
                                                                                                   -------------------

Finance - Investment Banker & Broker (0.80%)
Greenhill & Co Inc                                               3,370                                        204,761
Investment Technology Group Inc (b)                              6,730                                        342,288
optionsXpress Holdings Inc                                      10,440                                        243,356
                                                                                                   -------------------
                                                                                                   790,405
                                                                                                   -------------------
Finance - Leasing Company (0.09%)
Financial Federal Corp                                           3,015                                         83,847
                                                                                                   -------------------

Financial Guarantee Insurance (0.19%)
Triad Guaranty Inc (b)                                           3,740                                        182,811
                                                                                                   -------------------

Footwear & Related Apparel (0.40%)
Wolverine World Wide Inc                                        17,050                                        397,777
                                                                                                   -------------------

Gambling (Non-Hotel) (0.38%)
Pinnacle Entertainment Inc (b)                                  12,190                                        373,624
                                                                                                   -------------------

Gas - Distribution (1.33%)
Energen Corp                                                    22,977                                        882,547
UGI Corp                                                        17,310                                        426,172
                                                                                                   -------------------
                                                                                                 1,308,719
                                                                                                   -------------------
Human Resources (0.78%)
Korn/Ferry International (b)                                    19,533                                        382,651
Labor Ready Inc (a)(b)                                          17,004                                        385,141
                                                                                                   -------------------
                                                                                                   767,792
                                                                                                   -------------------
Identification Systems - Development (0.43%)
Metrologic Instruments Inc (a)(b)                               27,936                                        419,319
                                                                                                   -------------------

Internet Application Software (0.48%)
WebEx Communications Inc (b)                                    13,263                                        471,367
                                                                                                   -------------------

Internet Connectivity Services (0.23%)
Redback Networks Inc (b)                                        12,200                                        223,748
                                                                                                   -------------------

Internet Security (0.21%)
Internet Security Systems (b)                                   10,962                                        206,634
                                                                                                   -------------------

Internet Telephony (0.79%)
j2 Global Communications Inc (a)(b)                             24,820                                        774,880
                                                                                                   -------------------

Investment Companies (0.40%)
Ares Capital Corp (a)                                           23,254                                        393,690
                                                                                                   -------------------

Lasers - Systems & Components (0.51%)
Cymer Inc (a)(b)                                                10,880                                        505,485
                                                                                                   -------------------

Life & Health Insurance (1.50%)
AmerUs Group Co                                                  7,980                                        467,229
Delphi Financial Group                                          11,200                                        407,232
Stancorp Financial Group Inc                                    11,920                                        606,847
                                                                                                   -------------------
                                                                                                 1,481,308
                                                                                                   -------------------
Machinery - Construction & Mining (1.86%)
Astec Industries Inc (b)                                        17,409                                        593,995
Bucyrus International Inc                                        8,470                                        427,735
JLG Industries Inc                                              36,254                                        815,715
                                                                                                   -------------------
                                                                                                 1,837,445
                                                                                                   -------------------
Machinery - General Industry (1.49%)
Gardner Denver Inc (b)                                          16,726                                        643,951
Manitowoc Co Inc/The                                             9,610                                        427,645
Middleby Corp (b)                                                4,572                                        395,752
                                                                                                   -------------------
                                                                                                 1,467,348
                                                                                                   -------------------
Machinery Tools & Related Products (0.49%)
Kennametal Inc                                                   7,763                                        483,247
                                                                                                   -------------------

Medical - Biomedical/Gene (0.79%)
Lexicon Genetics Inc (a)(b)                                     37,831                                        166,078
Myriad Genetics Inc (a)(b)                                      18,587                                        469,322
SuperGen Inc (a)(b)                                             39,094                                        141,911
                                                                                                   -------------------
                                                                                                   777,311
                                                                                                   -------------------
Medical - Drugs (1.32%)
Adams Respiratory Therapeutics Inc (b)                          12,850                                        573,367
Cubist Pharmaceuticals Inc (a)(b)                               13,340                                        335,901
Viropharma Inc (a)(b)                                           20,700                                        178,434
Zymogenetics Inc (b)                                            11,480                                        217,776
                                                                                                   -------------------
                                                                                                 1,305,478
                                                                                                   -------------------
Medical - HMO (0.92%)
Centene Corp (a)(b)                                             16,910                                        397,892
Sierra Health Services Inc (a)(b)                               11,188                                        503,796
                                                                                                   -------------------
                                                                                                   901,688
                                                                                                   -------------------
Medical Imaging Systems (0.24%)
IRIS International Inc (b)                                      18,060                                        237,670
                                                                                                   -------------------

Medical Instruments (0.59%)
Kyphon Inc (b)                                                  10,828                                        415,362
Symmetry Medical Inc (b)                                        10,750                                        165,550
                                                                                                   -------------------
                                                                                                   580,912
                                                                                                   -------------------

Medical Laser Systems (0.30%)
Palomar Medical Technologies Inc (a)(b)                          6,520                                        297,508
                                                                                                   -------------------

Medical Products (0.89%)
Haemonetics Corp/Mass (b)                                        3,940                                        183,249
Syneron Medical Ltd (a)(b)                                      10,618                                        221,704
Viasys Healthcare Inc (b)                                       18,460                                        472,576
                                                                                                   -------------------
                                                                                                   877,529
                                                                                                   -------------------
Metal Processors & Fabrication (0.44%)
Commercial Metals Co                                            16,896                                        434,227
                                                                                                   -------------------

Multimedia (0.29%)
Journal Communications Inc                                      25,568                                        287,384
                                                                                                   -------------------

Networking Products (1.00%)
Anixter International Inc (a)                                    7,389                                        350,682
Polycom Inc (b)                                                 29,150                                        638,968
                                                                                                   -------------------
                                                                                                   989,650
                                                                                                   -------------------
Non-Ferrous Metals (0.61%)
RTI International Metals Inc (a)(b)                             10,747                                        600,112
                                                                                                   -------------------

Office Automation & Equipment (0.47%)
Global Imaging Systems Inc (b)                                  11,166                                        460,932
                                                                                                   -------------------

Oil - Field Services (3.05%)
Global Industries Ltd (b)                                       36,080                                        602,536
Helix Energy Solutions Group Inc (b)                            20,446                                        825,200
Oceaneering International Inc (b)                               19,116                                        876,469
Superior Energy Services (b)                                    20,640                                        699,696
                                                                                                   -------------------
                                                                                                 3,003,901
                                                                                                   -------------------
Oil & Gas Drilling (1.07%)
Grey Wolf Inc (a)(b)                                            92,860                                        715,022
Todco (a)                                                        8,230                                        336,196
                                                                                                   -------------------
                                                                                                 1,051,218
                                                                                                   -------------------
Oil Company - Exploration & Production (2.73%)
KCS Energy Inc (b)                                              22,673                                        673,388
Penn Virginia Corp                                               4,880                                        341,014
St Mary Land & Exploration Co (a)                               18,652                                        750,743
Unit Corp (b)                                                    6,870                                        390,834
W&T Offshore Inc (a)                                            13,630                                        530,071
                                                                                                   -------------------
                                                                                                 2,686,050
                                                                                                   -------------------
Oil Refining & Marketing (1.13%)
Frontier Oil Corp                                               21,098                                        683,575
Holly Corp                                                       8,820                                        425,124
                                                                                                   -------------------
                                                                                                 1,108,699
                                                                                                   -------------------
Physician Practice Management (0.45%)
Pediatrix Medical Group Inc (b)                                  9,746                                        441,494
                                                                                                   -------------------

Power Converter & Supply Equipment (0.33%)
Advanced Energy Industries Inc (b)                              24,540                                        324,910
                                                                                                   -------------------

Printing - Commercial (0.71%)
Consolidated Graphics Inc (b)                                   13,391                                        697,135
                                                                                                   -------------------


Private Corrections (0.73%)
Geo Group Inc/The (a)(b)                                        20,532                                        719,647
                                                                                                   -------------------

Property & Casualty Insurance (1.75%)
American Physicians Capital Inc (b)                              3,850                                        202,471
Argonaut Group Inc (b)                                           7,840                                        235,514
Fpic Insurance Group Inc (b)                                     5,220                                        202,275
Safety Insurance Group Inc                                       5,670                                        269,609
Selective Insurance Group                                        5,910                                        330,192
Zenith National Insurance Corp                                  12,117                                        480,681
                                                                                                   -------------------
                                                                                                 1,720,742
                                                                                                   -------------------
Racetracks (0.38%)
Penn National Gaming Inc (b)                                     9,640                                        373,839
                                                                                                   -------------------

Recreational Centers (0.54%)
Life Time Fitness Inc (a)(b)                                    11,546                                        534,233
                                                                                                   -------------------

Recycling (0.51%)
Aleris International Inc (a)(b)                                 10,974                                        503,158
                                                                                                   -------------------

REITS - Diversified (1.41%)
CentraCore Properties Trust                                     25,098                                        621,175
Entertainment Properties Trust                                  11,194                                        481,902
Washington Real Estate Investment Trust                          7,910                                        290,297
                                                                                                   -------------------
                                                                                                 1,393,374
                                                                                                   -------------------
REITS - Healthcare (0.56%)
Senior Housing Properties Trust                                 30,810                                        551,807
                                                                                                   -------------------

REITS - Hotels (0.66%)
Equity Inns Inc                                                 39,028                                        646,304
                                                                                                   -------------------

REITS - Mortgage (1.31%)
Arbor Realty Trust Inc                                           6,880                                        172,344
Deerfield Triarc Capital Corp                                   55,793                                        724,193
Gramercy Capital Corp/New York                                  15,181                                        393,188
                                                                                                   -------------------
                                                                                                 1,289,725
                                                                                                   -------------------
REITS - Office Property (0.82%)
BioMed Realty Trust Inc                                         27,122                                        812,033
                                                                                                   -------------------

REITS - Shopping Centers (0.92%)
Ramco-Gershenson Properties                                     15,326                                        412,729
Urstadt Biddle Properties Inc                                   30,445                                        495,949
                                                                                                   -------------------
                                                                                                   908,678

                                                                                                   -------------------
REITS - Single Tenant (0.17%)
Getty Realty Corp                                                5,940                                        168,934
                                                                                                   -------------------

REITS - Storage (0.43%)
Sovran Self Storage Inc                                          8,260                                        419,525
                                                                                                   -------------------

Rental - Auto & Equipment (0.25%)
Aaron Rents Inc                                                  9,120                                        245,146
                                                                                                   -------------------

Resorts & Theme Parks (0.79%)
Vail Resorts Inc (a)(b)                                         20,926                                        776,355
                                                                                                   -------------------


Respiratory Products (0.67%)
Respironics Inc (b)                                             19,299                                        660,412
                                                                                                   -------------------

Retail - Apparel & Shoe (2.10%)
Aeropostale Inc (a)(b)                                          13,420                                        387,704
Buckle Inc/The                                                   4,310                                        180,460
Charlotte Russe Holding Inc (b)                                  7,530                                        180,268
Claire's Stores Inc                                             17,410                                        444,129
Genesco Inc (a)(b)                                              12,345                                        418,125
Men's Wearhouse Inc                                             15,290                                        463,287
                                                                                                   -------------------
                                                                                                 2,073,973
                                                                                                   -------------------
Retail - Convenience Store (0.60%)
Pantry Inc/The (b)                                              10,290                                        592,087
                                                                                                   -------------------

Retail - Leisure Products (0.23%)
MarineMax Inc (a)(b)                                             8,760                                        229,775
                                                                                                   -------------------

Retail - Restaurants (1.61%)
California Pizza Kitchen Inc (b)                                13,920                                        382,521
Domino's Pizza Inc                                              14,780                                        365,657
Landry's Restaurants Inc (a)                                     9,613                                        311,942
Panera Bread Co (b)                                              4,390                                        295,184
Ruth's Chris Steak House (b)                                    11,100                                        226,662
                                                                                                   -------------------
                                                                                                 1,581,966
                                                                                                   -------------------
Retail - Sporting Goods (0.54%)
Hibbett Sporting Goods Inc (b)                                  22,140                                        529,146
                                                                                                   -------------------

Savings & Loans - Thrifts (0.73%)
FirstFed Financial Corp (a)(b)                                   6,940                                        400,230
PFF Bancorp Inc                                                  5,435                                        180,225
WSFS Financial Corp                                              2,270                                        139,491
                                                                                                   -------------------
                                                                                                   719,946
                                                                                                   -------------------
Schools - Day Care (0.36%)
Bright Horizons Family Solutions Inc (a)(b)                      9,530                                        359,186
                                                                                                   -------------------

Semiconductor Component - Integrated Circuits (1.05%)
Cirrus Logic Inc (b)                                            42,090                                        342,613
Emulex Corp (b)                                                 22,802                                        370,988
Micrel Inc (a)(b)                                               32,514                                        325,465
                                                                                                   -------------------
                                                                                                 1,039,066
                                                                                                   -------------------
Semiconductor Equipment (0.28%)
Entegris Inc (a)(b)                                             29,460                                        280,754
                                                                                                   -------------------

Steel - Producers (0.62%)
Chaparral Steel Co (b)                                           4,420                                        318,328
Reliance Steel & Aluminum Co                                     3,550                                        294,473
                                                                                                   -------------------
                                                                                                   612,801
                                                                                                   -------------------
Telecommunication Equipment (0.69%)
Arris Group Inc (b)                                             20,290                                        266,205
Comtech Telecommunications Corp (b)                             11,138                                        326,009
Sirenza Microdevices Inc (b)                                     6,910                                         83,887
                                                                                                   -------------------
                                                                                                   676,101
                                                                                                   -------------------
Telecommunication Equipment - Fiber Optics (0.30%)
Sycamore Networks Inc (b)                                       72,130                                        292,848
                                                                                                   -------------------


Telecommunication Services (1.00%)
Consolidated Communications Holdings Inc                        19,030                                        316,469
NeuStar Inc (a)(b)                                              19,940                                        672,975
                                                                                                   -------------------
                                                                                                   989,444
                                                                                                   -------------------
Telephone - Integrated (0.28%)
Alaska Communications Systems Group Inc                         22,020                                        278,553
                                                                                                   -------------------

Therapeutics (1.11%)
BioMarin Pharmaceuticals Inc (a)(b)                             24,570                                        353,071
Medarex Inc (b)                                                 23,760                                        228,334
Progenics Pharmaceuticals Inc (b)                                9,290                                        223,517
Theravance Inc (a)(b)                                           12,480                                        285,542
                                                                                                   -------------------
                                                                                                 1,090,464
                                                                                                   -------------------
Transactional Software (0.72%)
Transaction Systems Architects Inc (b)                           9,540                                        397,723
VeriFone Holdings Inc (b)                                       10,230                                        311,810
                                                                                                   -------------------
                                                                                                   709,533
                                                                                                   -------------------
Transport - Rail (0.36%)
Genesee & Wyoming Inc (a)(b)                                    10,060                                        356,828
                                                                                                   -------------------

Transport - Services (0.70%)
HUB Group Inc (b)                                               17,656                                        433,102
Pacer International Inc                                          7,930                                        258,359
                                                                                                   -------------------
                                                                                                   691,461
                                                                                                   -------------------
Transport - Truck (1.14%)
Forward Air Corp (a)                                             8,040                                        327,469
Marten Transport Ltd (b)                                        14,780                                        321,318
Old Dominion Freight Line (b)                                   12,690                                        477,017
                                                                                                   -------------------
                                                                                                 1,125,804
                                                                                                   -------------------
Veterinary Products (0.26%)
PetMed Express Inc (a)(b)                                       23,410                                        256,808
                                                                                                   -------------------

Wire & Cable Products (0.45%)
General Cable Corp (a)(b)                                       12,650                                        442,750
                                                                                                   -------------------

Wireless Equipment (0.15%)
EMS Technologies Inc (b)                                         8,177                                        146,941
                                                                                                   -------------------
TOTAL COMMON STOCKS                                                                             $          95,940,305
                                                             Principal                             -------------------

                                                              Amount                          Value
                                                             ---------- -------------------------- -------------------
SHORT TERM INVESTMENTS (1.98%)
Commercial Paper (1.98%)
Investment in Joint Trading Account; HSBC Funding
5.27%, 7/ 3/2006                                             1,946,619                                      1,946,619
                                                                                                   -------------------
TOTAL SHORT TERM INVESTMENTS                                                                    $           1,946,619
                                                                                                   -------------------
MONEY MARKET FUNDS (19.74%)
BNY Institutional Cash Reserve Fund (f)                      19,453,000                                    19,453,000
                                                                                                   -------------------
TOTAL MONEY MARKET FUNDS                                                                        $          19,453,000
                                                                                                   -------------------
Total Investments                                                                               $         117,339,924
Liabilities in Excess of Other Assets, Net - (19.10)%                                                    (18,815,423)
                                                                                                   -------------------
TOTAL NET ASSETS - 100.00%                                                                      $          98,524,501
                                                                                                   ===================
                                                                                                   -------------------

                                                                                                   ===================

(a)    Security or a portion of the security was on loan at the end of the period.
(b)    Non-Income Producing Security
(c)    Market value is determined in accordance with procedures established in good faith by the Board of
       Directors.  At the end of the period, the value of these securities totaled $5,932 or 0.01% of net assets.

(d)    Security is Illiquid
(e)    Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $5,932 or 0.01% of net assets.


(f)    Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                           $           9,624,401
Unrealized Depreciation                                     (3,212,212)
                                                     -------------------
Net Unrealized Appreciation (Depreciation)                    6,412,189
Cost for federal income tax purposes                        110,927,735


Portfolio Summary (unaudited)
---------------------------------------------------- -------------------
Sector                                                          Percent
---------------------------------------------------- -------------------
Financial                                                        42.89%
Industrial                                                       15.40%
Consumer, Non-cyclical                                           14.51%
Consumer, Cyclical                                               13.64%
Technology                                                       11.39%
Communications                                                    8.47%
Energy                                                            7.97%
Utilities                                                         3.00%
Basic Materials                                                   1.83%
Liabilities in Excess of Other Assets, Net                    (-19.10%)
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================
See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
SmallCap Growth Account
                                                                 Shares
                                                                  Held                                      Value
                                                                ---------- -------------------------- -------------------
COMMON STOCKS (96.83%)
Aerospace & Defense Equipment (1.61%)
AAR Corp (a)(b)                                                   16,965                          $             377,132
BE Aerospace Inc (a)(b)                                            27,753                                        634,434
DRS Technologies Inc                                                3,183                                        155,171
                                                                                                      -------------------
                                                                                                    1,166,737
                                                                                                      -------------------
Apparel Manufacturers (1.07%)
Guess ? Inc (b)                                                     4,628                                        193,219
Phillips-Van Heusen                                                15,328                                        584,916
                                                                                                      -------------------
                                                                                                      778,135
                                                                                                      -------------------
Applications Software (2.17%)
MRO Software Inc (b)                                               15,411                                        309,299
Nuance Communications Inc (a)(b)                                   39,512                                        397,491
PDF Solutions Inc (a)(b)                                            4,241                                         52,631
Progress Software Corp (b)                                         17,759                                        415,738
VA Software Corp (b)                                               24,785                                         96,166
Verint Systems Inc (b)                                             10,492                                        306,261
                                                                                                      -------------------
                                                                                                    1,577,586
                                                                                                      -------------------
Athletic Equipment (0.31%)
Nautilus Inc (a)                                                   14,361                                        225,611
                                                                                                      -------------------

Auto/Truck Parts & Equipment - Original (0.07%)
American Axle & Manufacturing Holdings                              2,965                                         50,731
                                                                                                      -------------------

B2B - E-Commerce (0.19%)
webMethods Inc (b)                                                 13,667                                        134,893
                                                                                                      -------------------

Batteries & Battery Systems (0.28%)
Energy Conversion Devices Inc (a)(b)                                5,581                                        203,316
                                                                                                      -------------------

Beverages - Non-alcoholic (0.29%)
Hansen Natural Corp (a)(b)                                          1,100                                        209,407
                                                                                                      -------------------

Building - Residential & Commercial (0.51%)
Hovnanian Enterprises Inc (a)(b)                                    5,953                                        179,066
Technical Olympic USA Inc                                          13,538                                        194,406
                                                                                                      -------------------
                                                                                                      373,472
                                                                                                      -------------------
Building & Construction - Miscellaneous (0.17%)
Layne Christensen Co (b)                                            4,442                                        125,931
                                                                                                      -------------------

Building & Construction Products - Miscellaneous (0.18%)
Drew Industries Inc (b)                                             3,943                                        127,753
                                                                                                      -------------------

Building Products - Air & Heating (0.24%)
Comfort Systems USA Inc                                            12,300                                        175,767
                                                                                                      -------------------

Building Products - Light Fixtures (0.65%)
Genlyte Group Inc (b)                                               6,474                                        468,912
                                                                                                      -------------------


Chemicals - Other (0.12%)
American Vanguard Corp                                              5,399                                         83,577
                                                                                                      -------------------

Chemicals - Plastics (0.22%)
Landec Corp (b)                                                    17,140                                        158,545
                                                                                                      -------------------

Circuit Boards (0.21%)
Merix Corp (b)                                                     14,014                                        153,734
                                                                                                      -------------------

Coffee (0.16%)
Peet's Coffee & Tea Inc (b)                                         3,907                                        117,952
                                                                                                      -------------------

Commercial Banks (2.32%)
AmericanWest Bancorp                                                3,951                                         89,490
Prosperity Bancshares Inc                                           7,600                                        249,964
Texas Capital Bancshares Inc (b)                                   10,400                                        242,320
UCBH Holdings Inc                                                  43,493                                        719,374
Wilshire Bancorp Inc                                               11,570                                        208,492
Yardville National Bancorp                                          4,900                                        175,077
                                                                                                      -------------------
                                                                                                    1,684,717

                                                                                                      -------------------
Commercial Services (0.66%)
HMS Holdings Corp (b)                                              11,282                                        120,943
Providence Service Corp/The (b)                                    13,267                                        361,260
                                                                                                      -------------------
                                                                                                      482,203
                                                                                                      -------------------
Communications Software (0.41%)
Smith Micro Software Inc (a)(b)                                    18,700                                        299,574
                                                                                                      -------------------

Computer Aided Design (0.44%)
Ansys Inc (b)                                                       6,700                                        320,394
                                                                                                      -------------------

Computer Services (1.95%)
CACI International Inc (b)                                          8,460                                        493,472
Cognizant Technology Solutions Corp (b)                             7,100                                        478,327
Factset Research Systems Inc                                        7,359                                        348,081
LivePerson Inc (b)                                                 19,960                                         96,806
                                                                                                      -------------------
                                                                                                    1,416,686
                                                                                                      -------------------
Computer Software (0.11%)
Omniture Inc (b)                                                   11,300                                         82,377
                                                                                                      -------------------

Computers - Integrated Systems (0.64%)
Micros Systems Inc (b)                                              2,751                                        120,164
Radiant Systems Inc (a)(b)                                          8,700                                         91,959
Radisys Corp (a)(b)                                                11,608                                        254,911
                                                                                                      -------------------
                                                                                                      467,034
                                                                                                      -------------------
Computers - Memory Devices (0.53%)
M-Systems Flash Disk Pioneers (a)(b)                               13,100                                        388,153
                                                                                                      -------------------

Computers - Peripheral Equipment (0.09%)
Rimage Corp (b)                                                     3,250                                         66,365
                                                                                                      -------------------

Consulting Services (1.08%)
Answerthink Inc (b)                                                18,145                                         73,124
CRA International Inc (b)                                           8,706                                        392,989
DiamondCluster International Inc (b)                               18,600                                        147,312
Navigant Consulting Inc (a)(b)                                      7,500                                        169,875
                                                                                                      -------------------
                                                                                                      783,300
                                                                                                      -------------------

Consumer Products - Miscellaneous (0.59%)
Central Garden and Pet Co (b)                                       9,897                                        426,066
                                                                                                      -------------------

Data Processing & Management (0.45%)
Fair Isaac Corp                                                     6,920                                        251,265
Schawk Inc                                                          4,264                                         74,620
                                                                                                      -------------------
                                                                                                      325,885
                                                                                                      -------------------
Decision Support Software (0.66%)
Interactive Intelligence Inc (b)                                   11,742                                        166,032
SPSS Inc (b)                                                        9,800                                        314,972
                                                                                                      -------------------
                                                                                                      481,004
                                                                                                      -------------------
Diagnostic Equipment (1.29%)
Adeza Biomedical Corp (b)                                             400                                          5,608
Gen-Probe Inc (b)                                                   9,500                                        512,810
Immucor Inc (b)                                                    15,626                                        300,488
Neurometrix Inc (b)                                                 3,900                                        118,794
                                                                                                      -------------------
                                                                                                      937,700
                                                                                                      -------------------
Diagnostic Kits (0.18%)
Meridian Bioscience Inc                                             5,268                                        131,437
                                                                                                      -------------------

Distribution & Wholesale (1.94%)
Beacon Roofing Supply Inc (a)(b)                                    8,259                                        181,781
LKQ Corp (b)                                                       15,031                                        285,589
WESCO International Inc (b)                                        13,700                                        945,300
                                                                                                      -------------------
                                                                                                    1,412,670
                                                                                                      -------------------
Diversified Manufacturing Operations (1.66%)
Ameron International Corp                                           2,170                                        145,434
ESCO Technologies Inc (a)(b)                                       19,838                                      1,060,341
                                                                                                      -------------------
                                                                                                    1,205,775
                                                                                                      -------------------
Drug Delivery Systems (0.46%)
I-Flow Corp (a)(b)                                                  7,300                                         78,986
Penwest Pharmaceuticals Co (a)(b)                                  11,831                                        258,271
                                                                                                      -------------------
                                                                                                      337,257
                                                                                                      -------------------
E-Commerce - Products (1.41%)
Nutri/System Inc (a)(b)                                            14,600                                        907,098
Stamps.com Inc (b)                                                  4,236                                        117,846
                                                                                                      -------------------
                                                                                                    1,024,944
                                                                                                      -------------------
Educational Software (0.98%)
Blackboard Inc (b)                                                 20,110                                        582,385
SkillSoft PLC ADR (b)                                              21,690                                        132,743
                                                                                                      -------------------
                                                                                                      715,128
                                                                                                      -------------------
Electric Products - Miscellaneous (0.16%)
Lamson & Sessions Co/The (b)                                        4,215                                        119,537
                                                                                                      -------------------

Electronic Components - Miscellaneous (1.28%)
Benchmark Electronics Inc (b)                                      20,407                                        492,217
Planar Systems Inc (b)                                              8,006                                         96,392
Technitrol Inc                                                     14,900                                        344,935
                                                                                                      -------------------
                                                                                                      933,544
                                                                                                      -------------------
Electronic Components - Semiconductors (2.72%)
Amkor Technology Inc (b)                                           19,389                                        183,420
Cree Inc (a)(b)                                                     4,316                                        102,548
Emcore Corp (a)(b)                                                 17,700                                        169,920
Fairchild Semiconductor International Inc (b)                       6,800                                        123,556
Ikanos Communications Inc (b)                                      17,704                                        268,924
Microsemi Corp (a)(b)                                              25,820                                        629,492

Mindspeed Technologies Inc (a)(b)                                  20,500                                         49,405
Silicon Image Inc (b)                                              28,722                                        309,623
Sirf Technology Holdings Inc (a)(b)                                 4,400                                        141,768
                                                                                                      -------------------
                                                                                                    1,978,656
                                                                                                      -------------------
Electronic Design Automation (0.26%)
Ansoft Corp (a)(b)                                                  9,200                                        188,416
                                                                                                      -------------------

Electronic Measurement Instruments (0.12%)
Measurement Specialties Inc (b)                                     3,905                                         86,964
                                                                                                      -------------------

Electronic Security Devices (0.42%)
American Science & Engineering Inc (a)(b)                           2,000                                        115,840
Taser International Inc (a)(b)                                     24,000                                        189,840
                                                                                                      -------------------
                                                                                                      305,680
                                                                                                      -------------------
E-Marketing & Information (0.34%)
24/7 Real Media Inc (b)                                            28,413                                        249,466
                                                                                                      -------------------

Energy - Alternate Sources (0.28%)
KFX Inc (a)(b)                                                     13,400                                        204,752
                                                                                                      -------------------

Engineering - Research & Development Services (0.55%)
EMCOR Group Inc (b)                                                 8,260                                        402,014
                                                                                                      -------------------

Enterprise Software & Services (1.74%)
Concur Technologies Inc (b)                                         6,630                                        102,566
Neoware Inc (a)(b)                                                 27,742                                        340,949
Omnicell Inc (b)                                                   11,823                                        163,394
Opnet Technologies Inc (b)                                         24,903                                        322,743
Ultimate Software Group Inc (b)                                    17,522                                        335,722
                                                                                                      -------------------
                                                                                                    1,265,374
                                                                                                      -------------------
Entertainment Software (0.34%)
THQ Inc (a)(b)                                                     11,510                                        248,616
                                                                                                      -------------------

E-Services - Consulting (1.27%)
Corillian Corp (b)                                                 35,578                                        106,378
Digital Insight Corp (b)                                           10,802                                        370,401
Perficient Inc (b)                                                 13,162                                        162,682
Saba Software Inc (b)                                              13,876                                         75,763
WebSideStory Inc (b)                                               17,177                                        209,560
                                                                                                      -------------------
                                                                                                      924,784
                                                                                                      -------------------
Fiduciary Banks (0.80%)
Investors Financial Services Corp                                  12,947                                        581,320
                                                                                                      -------------------

Finance - Consumer Loans (0.19%)
Portfolio Recovery Associates (b)                                   2,964                                        135,455
                                                                                                      -------------------

Finance - Investment Banker & Broker (0.21%)
Thomas Weisel Partners Group Inc (a)(b)                             7,900                                        150,179
                                                                                                      -------------------

Firearms & Ammunition (0.29%)
Smith & Wesson Holding Corp (a)(b)                                 25,600                                        210,432
                                                                                                      -------------------

Food - Retail (0.25%)
Wild Oats Markets Inc (b)                                           9,329                                        182,848
                                                                                                      -------------------


Food - Wholesale & Distribution (0.16%)
United Natural Foods Inc (b)                                        3,471                                        114,612
                                                                                                      -------------------

Footwear & Related Apparel (0.54%)
Bakers Footwear Group Inc (b)                                       4,352                                         60,536
Iconix Brand Group Inc (a)(b)                                      20,500                                        334,970
                                                                                                      -------------------
                                                                                                      395,506
                                                                                                      -------------------
Gambling (Non-Hotel) (0.22%)
Pinnacle Entertainment Inc (b)                                      5,100                                        156,315
                                                                                                      -------------------

Hotels & Motels (0.86%)
Morgans Hotel Group Co (b)                                          3,800                                         59,128
Orient-Express Hotels Ltd                                          14,584                                        566,443
                                                                                                      -------------------
                                                                                                      625,571
                                                                                                      -------------------
Housewares (0.39%)
Lifetime Brands Inc                                                12,995                                        281,602
                                                                                                      -------------------

Human Resources (1.48%)
Gevity HR Inc                                                       5,950                                        157,972
Kenexa Corp (b)                                                     8,418                                        268,113
Korn/Ferry International (b)                                        7,367                                        144,320
Labor Ready Inc (a)(b)                                             22,174                                        502,241
                                                                                                      -------------------
                                                                                                    1,072,646
                                                                                                      -------------------
Industrial Automation & Robots (0.56%)
Cognex Corp                                                        15,552                                        404,819
                                                                                                      -------------------

Industrial Gases (0.97%)
Airgas Inc                                                         18,900                                        704,025
                                                                                                      -------------------

Internet Application Software (0.50%)
@Road Inc (b)                                                      19,951                                        110,130
Cybersource Corp (b)                                               12,553                                        146,869
WebEx Communications Inc (b)                                        3,000                                        106,620
                                                                                                      -------------------
                                                                                                      363,619
                                                                                                      -------------------
Internet Connectivity Services (0.39%)
Internap Network Services Corp (a)(b)                              96,900                                        101,745
Redback Networks Inc (b)                                            9,900                                        181,566
                                                                                                      -------------------
                                                                                                      283,311
                                                                                                      -------------------
Internet Content - Information & News (0.31%)
LoopNet Inc (a)(b)                                                    600                                         11,166
TheStreet.com Inc                                                  16,632                                        213,222
                                                                                                      -------------------
                                                                                                      224,388
                                                                                                      -------------------
Internet Financial Services (0.12%)
Online Resources Corp (b)                                           8,103                                         83,785
                                                                                                      -------------------

Internet Infrastructure Software (0.20%)
Opsware Inc (a)(b)                                                 17,300                                        142,552
                                                                                                      -------------------

Internet Security (0.84%)
RSA Security Inc (b)                                               16,147                                        439,037
Secure Computing Corp (a)(b)                                       20,314                                        174,700
                                                                                                      -------------------
                                                                                                      613,737
                                                                                                      -------------------
Internet Telephony (0.70%)
j2 Global Communications Inc (a)(b)                                16,400                                        512,008
                                                                                                      -------------------


Lasers - Systems & Components (0.46%)
II-VI Inc (b)                                                      18,321                                        335,274
                                                                                                      -------------------

Lighting Products & Systems (0.17%)
Color Kinetics Inc (b)                                              6,503                                        122,972
                                                                                                      -------------------

Machinery - Construction & Mining (1.02%)
Bucyrus International Inc                                           5,190                                        262,095
JLG Industries Inc                                                 21,412                                        481,770
                                                                                                      -------------------
                                                                                                      743,865
                                                                                                      -------------------
Machinery - General Industry (1.12%)
Intevac Inc (b)                                                     6,015                                        130,405
Middleby Corp (a)(b)                                                4,167                                        360,696
Wabtec Corp                                                         8,700                                        325,380
                                                                                                      -------------------
                                                                                                      816,481
                                                                                                      -------------------
Machinery - Material Handling (0.17%)
Columbus McKinnon Corp/NY (b)                                       5,661                                        123,070
                                                                                                      -------------------

Machinery - Print Trade (0.10%)
Presstek Inc (b)                                                    7,839                                         72,981
                                                                                                      -------------------

Machinery Tools & Related Products (0.45%)
Kennametal Inc                                                      5,200                                        323,700
                                                                                                      -------------------

Medical - Biomedical/Gene (3.42%)
Affymetrix Inc (a)(b)                                               4,093                                        104,781
Alexion Pharmaceuticals Inc (a)(b)                                  5,506                                        198,877
Charles River Laboratories International (b)                        3,476                                        127,917
Digene Corp (a)(b)                                                  7,800                                        302,172
Illumina Inc (b)                                                   21,614                                        641,071
Keryx Biopharmaceuticals Inc (a)(b)                                17,331                                        246,100
Lifecell Corp (a)(b)                                               15,800                                        488,536
Telik Inc (a)(b)                                                   22,901                                        377,866
                                                                                                      -------------------
                                                                                                    2,487,320
                                                                                                      -------------------
Medical - Drugs (1.08%)
Cardiome Pharma Corp (b)                                            1,350                                         11,934
Cubist Pharmaceuticals Inc (a)(b)                                  15,000                                        377,700
Sciele Pharma Inc (a)(b)                                           16,965                                        393,418
                                                                                                      -------------------
                                                                                                      783,052
                                                                                                      -------------------
Medical - Hospitals (0.80%)
Horizon Health Corp (a)(b)                                          8,400                                        175,392
United Surgical Partners International (a)(b)                      13,431                                        403,870
                                                                                                      -------------------
                                                                                                      579,262
                                                                                                      -------------------
Medical - Outpatient & Home Medical Care (0.12%)
NovaMed Inc (b)                                                    13,036                                         87,993
                                                                                                      -------------------

Medical Imaging Systems (0.30%)
Merge Technologies Inc (a)(b)                                       8,483                                        104,426
Vital Images Inc (b)                                                4,686                                        115,744
                                                                                                      -------------------
                                                                                                      220,170
                                                                                                      -------------------
Medical Information Systems (0.43%)
Allscripts Healthcare Solutions Inc (a)(b)                         17,900                                        314,145
                                                                                                      -------------------

Medical Instruments (1.79%)
Arthrocare Corp (a)(b)                                             11,534                                        484,543
DexCom Inc (b)                                                      5,655                                         76,795

DJO Inc (b)                                                         3,700                                        136,271
Kyphon Inc (b)                                                      7,147                                        274,159
Micrus Endovascular Corp (b)                                        8,500                                        102,510
Natus Medical Inc (b)                                               6,480                                         64,087
Spectranetics Corp (b)                                              7,700                                         82,544
Stereotaxis Inc (b)                                                 7,472                                         80,623
                                                                                                      -------------------
                                                                                                    1,301,532
                                                                                                      -------------------
Medical Laser Systems (0.32%)
Biolase Technology Inc                                             14,059                                        118,096
Intralase Corp (b)                                                  6,900                                        115,506
                                                                                                      -------------------
                                                                                                      233,602
                                                                                                      -------------------
Medical Products (1.05%)
Luminex Corp (b)                                                   11,918                                        207,254
ThermoGenesis Corp (b)                                             21,200                                         87,344
Viasys Healthcare Inc (b)                                          18,305                                        468,608
                                                                                                      -------------------
                                                                                                      763,206
                                                                                                      -------------------
Metal Processors & Fabrication (0.25%)
Ladish Co Inc (b)                                                   4,773                                        178,844
                                                                                                      -------------------

Miscellaneous Manufacturers (0.08%)
Portec Rail Products Inc                                            4,024                                         56,457
                                                                                                      -------------------

Motion Pictures & Services (0.13%)
Lions Gate Entertainment Corp (a)(b)                               10,800                                         92,340
                                                                                                      -------------------

Networking Products (1.20%)
Atheros Communications Inc (b)                                     26,098                                        494,818
Foundry Networks Inc (b)                                           15,775                                        168,162
Ixia (b)                                                           23,000                                        207,000
                                                                                                      -------------------
                                                                                                      869,980
                                                                                                      -------------------
Oil - Field Services (3.75%)
Core Laboratories NV (b)                                            4,518                                        275,779
Helix Energy Solutions Group Inc (b)                                8,000                                        322,880
Hercules Offshore Inc (a)(b)                                        9,000                                        315,000
Hornbeck Offshore Services Inc (b)                                  3,000                                        106,560
Newpark Resources (b)                                              24,152                                        148,535
Superior Energy Services (b)                                       14,000                                        474,600
Tetra Technologies Inc (b)                                         33,968                                      1,028,890
Warrior Energy Service Corp (b)                                     2,300                                         55,959
                                                                                                      -------------------
                                                                                                    2,728,203
                                                                                                      -------------------
Oil & Gas Drilling (0.79%)
Atwood Oceanics Inc (a)(b)                                          3,600                                        178,560
Patterson-UTI Energy Inc                                           13,989                                        396,029
                                                                                                      -------------------
                                                                                                      574,589
                                                                                                      -------------------
Oil Company - Exploration & Production (1.89%)
EXCO Resources Inc (a)(b)                                          33,545                                        382,413
KCS Energy Inc (a)(b)                                              23,439                                        696,138
Parallel Petroleum Corp (b)                                         2,000                                         49,420
Quicksilver Resources Inc (a)(b)                                    6,585                                        242,394
                                                                                                      -------------------
                                                                                                    1,370,365
                                                                                                      -------------------
Oil Field Machinery & Equipment (0.30%)
Dresser-Rand Group Inc (a)(b)                                       9,152                                        214,889
                                                                                                      -------------------

Paper & Related Products (0.15%)
Glatfelter                                                          6,653                                        105,583
                                                                                                      -------------------


Patient Monitoring Equipment (0.51%)
Aspect Medical Systems Inc (a)(b)                                  13,891                                        242,259
Somanetics Corp (b)                                                 5,803                                        110,837
Visicu Inc (b)                                                        893                                         15,762
                                                                                                      -------------------
                                                                                                      368,858
                                                                                                      -------------------
Physical Therapy & Rehabilitation Centers (1.48%)
Psychiatric Solutions Inc (a)(b)                                   37,612                                      1,077,960
                                                                                                      -------------------

Physician Practice Management (1.25%)
Pediatrix Medical Group Inc (b)                                    19,987                                        905,411
                                                                                                      -------------------

Property & Casualty Insurance (0.33%)
Argonaut Group Inc (b)                                              4,287                                        128,781
United America Indemnity Ltd (b)                                    5,300                                        110,452
                                                                                                      -------------------
                                                                                                      239,233
                                                                                                      -------------------
Publicly Traded Investment Fund (0.49%)
iShares Russell 2000 Index Fund (a)                                 5,000                                        359,500
                                                                                                      -------------------

REITS - Healthcare (0.74%)
Ventas Inc                                                         15,849                                        536,964
                                                                                                      -------------------

REITS - Office Property (0.36%)
BioMed Realty Trust Inc                                             8,632                                        258,442
                                                                                                      -------------------

Rental - Auto & Equipment (0.93%)
Aaron Rents Inc                                                    17,500                                        470,400
H&E Equipment Services Inc (a)(b)                                   7,000                                        206,150
                                                                                                      -------------------
                                                                                                      676,550
                                                                                                      -------------------
Research & Development (0.36%)
Kendle International Inc (b)                                        7,170                                        263,354
                                                                                                      -------------------

Respiratory Products (0.81%)
Resmed Inc (b)                                                     12,516                                        587,626
                                                                                                      -------------------

Retail - Apparel & Shoe (3.75%)
Aeropostale Inc (b)                                                20,798                                        600,854
Cache Inc. (a)(b)                                                  11,100                                        192,474
Childrens Place Retail Stores Inc/The (b)                          10,269                                        616,654
Christopher & Banks Corp                                           26,112                                        757,248
Dress Barn Inc (b)                                                  4,501                                        114,100
DSW Inc (a)(b)                                                      4,390                                        159,884
J Crew Group Inc (b)                                                1,300                                         35,685
Stein Mart Inc                                                      7,800                                        115,440
Wet Seal Inc/The (a)(b)                                            27,600                                        134,688
                                                                                                      -------------------
                                                                                                    2,727,027
                                                                                                      -------------------
Retail - Music Store (0.42%)
Guitar Center Inc (a)(b)                                            6,920                                        307,732
                                                                                                      -------------------

Retail - Pet Food & Supplies (0.36%)
Petco Animal Supplies Inc (b)                                      12,724                                        259,951
                                                                                                      -------------------

Retail - Petroleum Products (0.13%)
World Fuel Services Corp                                            2,000                                         91,380
                                                                                                      -------------------

Retail - Restaurants (1.61%)
California Pizza Kitchen Inc (b)                                   15,031                                        413,052

CKE Restaurants Inc (a)                                            31,252                                        519,096
Cosi Inc (b)                                                       10,541                                         65,670
Panera Bread Co (b)                                                 2,567                                        172,605
                                                                                                      -------------------
                                                                                                    1,170,423
                                                                                                      -------------------
Retail - Sporting Goods (0.13%)
Hibbett Sporting Goods Inc (b)                                      3,950                                         94,405
                                                                                                      -------------------

Rubber & Plastic Products (0.32%)
PW Eagle Inc (a)                                                    7,786                                        235,449
                                                                                                      -------------------

Savings & Loans - Thrifts (0.49%)
Bankunited Financial Corp                                           6,771                                        206,651
Harbor Florida Bancshares Inc (a)                                   4,018                                        149,228
                                                                                                      -------------------
                                                                                                      355,879
                                                                                                      -------------------
Schools (0.09%)
Educate Inc (b)                                                     8,678                                         66,473
                                                                                                      -------------------

Semiconductor Component - Integrated Circuits (1.00%)
Anadigics Inc (b)                                                  26,632                                        178,967
Exar Corp (b)                                                      13,595                                        180,405
Power Integrations Inc (b)                                         10,641                                        186,005
Standard Microsystems Corp (a)(b)                                   8,260                                        180,316
                                                                                                      -------------------
                                                                                                      725,693
                                                                                                      -------------------
Semiconductor Equipment (2.59%)
BTU International Inc (b)                                           6,182                                         83,890
Cohu Inc                                                            4,000                                         70,200
Entegris Inc (b)                                                   13,400                                        127,702
Formfactor Inc (a)(b)                                               8,201                                        366,011
LTX Corp (b)                                                       15,771                                        110,555
Nextest Systems Corp (b)                                            5,730                                         92,883
Photronics Inc (b)                                                 13,468                                        199,326
Rudolph Technologies Inc (b)                                       19,356                                        280,662
Semitool Inc (b)                                                   19,716                                        177,838
Varian Semiconductor Equipment Associates Inc (a)(b)                7,750                                        252,728
Veeco Instruments Inc (b)                                           4,900                                        116,816
                                                                                                      -------------------
                                                                                                    1,878,611
                                                                                                      -------------------
Steel - Producers (0.73%)
Steel Dynamics Inc                                                  8,111                                        533,217
                                                                                                      -------------------

Steel - Specialty (0.42%)
Allegheny Technologies Inc                                          4,400                                        304,656
                                                                                                      -------------------

Storage & Warehousing (0.16%)
Mobile Mini Inc (a)(b)                                              4,000                                        117,040
                                                                                                      -------------------

Superconductor Production & Systems (0.21%)
Intermagnetics General Corp (b)                                     5,745                                        155,000
                                                                                                      -------------------

Telecommunication Equipment (1.46%)
Arris Group Inc (b)                                                19,100                                        250,592
Nice Systems Ltd ADR (b)                                           21,281                                        598,847
Sirenza Microdevices Inc (b)                                       14,721                                        178,713
Tut Systems Inc (b)                                                13,900                                         33,638
                                                                                                      -------------------
                                                                                                    1,061,790
                                                                                                      -------------------
Telecommunication Equipment - Fiber Optics (0.64%)
Exfo Electro Optical Engineering Inc (b)                            9,500                                         58,520
Finisar Corp (a)(b)                                                55,900                                        182,793
Oplink Communications Inc (a)(b)                                   12,100                                        221,551
                                                                                                      -------------------
                                                                                                      462,864
                                                                                                      -------------------
Telecommunication Services (0.41%)
First Avenue Networks Inc (a)(b)                                    4,700                                         51,136
NeuStar Inc (a)(b)                                                  7,218                                        243,608
                                                                                                      -------------------
                                                                                                      294,744
                                                                                                      -------------------
Therapeutics (0.93%)
CV Therapeutics Inc (a)(b)                                         10,400                                        145,288
Isis Pharmaceuticals Inc (a)(b)                                    23,067                                        139,555
Neurocrine Biosciences Inc (a)(b)                                   3,123                                         33,104
Nuvelo Inc (b)                                                     10,715                                        178,405
Renovis Inc (a)(b)                                                 11,757                                        180,000
                                                                                                      -------------------
                                                                                                      676,352
                                                                                                      -------------------
Toys (0.17%)
Marvel Entertainment Inc (a)(b)                                     6,200                                        124,000
                                                                                                      -------------------

Transactional Software (0.08%)
Bottomline Technologies Inc (b)                                     7,261                                         59,105
                                                                                                      -------------------

Transport - Services (1.37%)
Dynamex Inc (b)                                                     7,282                                        158,820
HUB Group Inc (b)                                                  19,793                                        485,522
UTi Worldwide Inc                                                  14,063                                        354,810
                                                                                                      -------------------
                                                                                                      999,152
                                                                                                      -------------------
Transport - Truck (2.24%)
Forward Air Corp                                                   11,581                                        471,694
Landstar System Inc                                                14,436                                        681,812
Old Dominion Freight Line (b)                                      12,550                                        471,755
                                                                                                      -------------------
                                                                                                    1,625,261
                                                                                                      -------------------
Veterinary Diagnostics (1.35%)
Neogen Corp (b)                                                     5,365                                        102,579
VCA Antech Inc (b)                                                 27,532                                        879,097
                                                                                                      -------------------
                                                                                                      981,676
                                                                                                      -------------------
Web Hosting & Design (0.18%)
NIC Inc (b)                                                        18,051                                        130,509
                                                                                                      -------------------

Web Portals (0.16%)
Earthlink Inc (a)(b)                                               13,400                                        116,044
                                                                                                      -------------------

Wireless Equipment (0.95%)
SBA Communications Corp (b)                                         6,500                                        169,910
Sierra Wireless (b)                                                 9,915                                        178,866
Stratex Networks Inc (b)                                           46,374                                        157,208
Viasat Inc (a)(b)                                                   7,100                                        182,328
                                                                                                      -------------------
                                                                                                      688,312
                                                                                                      -------------------
Wound,Burn&Skin Care (0.12%)
NUCRYST Pharmaceuticals Corp (b)                                    6,500                                         83,785
                                                                                                      -------------------
TOTAL COMMON STOCKS                                                                                $          70,367,564
                                                                                                      -------------------

                                                                  Principal
                                                                    Amount                                     Value
                                                                ---------- -------------------------- -------------------
MONEY MARKET FUNDS (23.61%)
BNY Institutional Cash Reserve Fund (c)                         17,154,000                                    17,154,000
                                                                                                      -------------------
TOTAL MONEY MARKET FUNDS                                                                           $          17,154,000
                                                                                                      -------------------
Total Investments                                                                                  $          87,521,564
Liabilities in Excess of Other Assets, Net - (20.44)%                                                       (14,851,215)
                                                                                                      -------------------
TOTAL NET ASSETS - 100.00%                                                                         $          72,670,349
                                                                                                      ===================
                                                                                                      -------------------

                                                                                                      ===================

(a)    Security or a portion of the security was on loan at the end of the period.
(b)    Non-Income Producing Security
(c)    Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                             $          14,682,705
Unrealized Depreciation                                       (4,031,708)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                     10,650,997
Cost for federal income tax purposes                           76,870,567


Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
Sector                                                            Percent
------------------------------------------------------ -------------------
Financial                                                          29.03%
Consumer, Non-cyclical                                             23.31%
Technology                                                         17.61%
Industrial                                                         16.35%
Consumer, Cyclical                                                 12.78%
Communications                                                     11.26%
Energy                                                              7.01%
Basic Materials                                                     2.60%
Funds                                                               0.49%
Liabilities in Excess of Other Assets, Net                      (-20.44%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================
See accompanying notes.

Schedule of Investments
June 30, 2006 (unaudited)
SmallCap Value Account
                                                                  Shares
                                                                    Held                                      Value
                                                                  ---------- -------------------------- -------------------
COMMON STOCKS (97.24%)
Advanced Materials & Products (0.16%)
Ceradyne Inc (a)(b)                                                  2,800                          $             138,572
Hexcel Corp (b)                                                       6,400                                        100,544
                                                                                                        -------------------
                                                                                                        239,116
                                                                                                        -------------------
Aerospace & Defense (0.32%)
Armor Holdings Inc (a)(b)                                             1,300                                         71,279
Esterline Technologies Corp (b)                                       7,600                                        316,084
Teledyne Technologies Inc (b)                                         2,700                                         88,452
                                                                                                        -------------------
                                                                                                        475,815
                                                                                                        -------------------
Aerospace & Defense Equipment (1.49%)
AAR Corp (a)(b)                                                       6,000                                        133,380
Curtiss-Wright Corp                                                  13,300                                        410,704
DRS Technologies Inc                                                  3,400                                        165,750
Heico Corp                                                            3,400                                         96,390
Kaman Corp                                                           13,600                                        247,520
Moog Inc (a)(b)                                                      18,450                                        631,359
Orbital Sciences Corp (b)                                            16,500                                        266,310
Triumph Group Inc                                                     5,800                                        278,400
                                                                                                        -------------------
                                                                                                      2,229,813
                                                                                                        -------------------
Agricultural Chemicals (0.13%)
UAP Holding Corp                                                      8,800                                        191,928
                                                                                                        -------------------

Agricultural Operations (0.00%)
Delta & Pine Land Co                                                    200                                          5,880
                                                                                                        -------------------

Airlines (1.08%)
Alaska Air Group Inc (b)                                              8,300                                        327,186
Continental Airlines Inc (a)(b)                                       8,700                                        259,260
ExpressJet Holdings Inc (a)(b)                                       25,300                                        174,823
Mesa Air Group Inc (a)(b)                                            15,200                                        149,720
Republic Airways Holdings Inc (b)                                    11,300                                        192,326
Skywest Inc                                                          20,400                                        505,920
                                                                                                        -------------------
                                                                                                      1,609,235
                                                                                                        -------------------
Apparel Manufacturers (0.39%)
Carter's Inc (a)(b)                                                   3,300                                         87,219
Maidenform Brands Inc (b)                                               400                                          4,932
Oxford Industries Inc                                                   900                                         35,469
Phillips-Van Heusen                                                   5,200                                        198,432
Quiksilver Inc (b)                                                   13,200                                        160,776
Russell Corp (a)                                                      5,600                                        101,696
                                                                                                        -------------------
                                                                                                        588,524
                                                                                                        -------------------
Applications Software (0.19%)
American Reprographics Co (b)                                         1,500                                         54,375
Intervideo Inc (a)(b)                                                 5,900                                         57,643
Progress Software Corp (a)(b)                                         6,100                                        142,801
Quest Software Inc (b)                                                2,000                                         28,080
                                                                                                        -------------------
                                                                                                        282,899
                                                                                                        -------------------
Audio & Video Products (0.06%)
Audiovox Corp (b)                                                     6,200                                         84,692
                                                                                                        -------------------


Auto/Truck Parts & Equipment - Original (0.92%)
American Axle & Manufacturing Holdings                                6,400                                        109,504
ArvinMeritor Inc                                                     20,100                                        345,519
Keystone Automotive Industries Inc (a)(b)                             3,100                                        130,882
Modine Manufacturing Co                                               9,000                                        210,240
Tenneco Inc (a)(b)                                                   18,500                                        481,000
TRW Automotive Holdings Corp (b)                                      3,300                                         90,024
Visteon Corp (b)                                                      2,100                                         15,141
                                                                                                        -------------------
                                                                                                      1,382,310
                                                                                                        -------------------
Auto/Truck Parts & Equipment - Replacement (0.23%)
Aftermarket Technology Corp (b)                                       9,300                                        231,105
Commercial Vehicle Group Inc (b)                                      2,600                                         53,768
Standard Motor Products Inc (a)                                       6,300                                         52,542
                                                                                                        -------------------
                                                                                                        337,415
                                                                                                        -------------------
B2B - E-Commerce (0.15%)
Ariba Inc (a)(b)                                                     10,900                                         89,707
webMethods Inc (b)                                                   14,200                                        140,154
                                                                                                        -------------------
                                                                                                        229,861
                                                                                                        -------------------
Batteries & Battery Systems (0.01%)
Greatbatch Inc (b)                                                      600                                         14,160
                                                                                                        -------------------

Broadcasting Services & Programming (0.02%)
Gray Television Inc (a)                                               5,950                                         34,450
                                                                                                        -------------------

Building - Heavy Construction (0.47%)
Granite Construction Inc                                              6,800                                        307,836
Washington Group International Inc                                    7,300                                        389,382
                                                                                                        -------------------
                                                                                                        697,218
                                                                                                        -------------------
Building - Maintenance & Service (0.14%)
ABM Industries Inc                                                    4,000                                         68,400
Healthcare Services Group                                             6,820                                        142,879
                                                                                                        -------------------
                                                                                                        211,279
                                                                                                        -------------------
Building - Residential & Commercial (0.27%)
Levitt Corp (a)                                                       6,075                                         97,200
M/I Homes Inc                                                         1,300                                         45,604
WCI Communities Inc (a)(b)                                           12,900                                        259,806
                                                                                                        -------------------
                                                                                                        402,610
                                                                                                        -------------------
Building & Construction - Miscellaneous (0.04%)
Builders FirstSource Inc (a)(b)                                       3,000                                         61,080
                                                                                                        -------------------

Building & Construction Products - Miscellaneous (0.28%)
NCI Building Systems Inc (b)                                          6,500                                        345,605
USG Corp (a)(b)                                                       1,000                                         72,930
                                                                                                        -------------------
                                                                                                        418,535

                                                                                                        -------------------
Building Products - Cement & Aggregate (0.41%)
Eagle Materials Inc                                                  10,450                                        496,375
Texas Industries Inc (a)                                              2,100                                        111,510
                                                                                                        -------------------
                                                                                                        607,885
                                                                                                        -------------------
Building Products - Doors & Windows (0.10%)
Apogee Enterprises Inc                                               10,200                                        149,940
                                                                                                        -------------------

Building Products - Light Fixtures (0.22%)
Genlyte Group Inc (b)                                                 2,500                                        181,075
LSI Industries Inc                                                    8,900                                        151,211
                                                                                                        -------------------
                                                                                                        332,286
                                                                                                        -------------------

Building Products - Wood (0.56%)
Universal Forest Products Inc                                        13,400                                        840,582
                                                                                                        -------------------

Cable TV (0.29%)
Charter Communications Inc (a)(b)                                   125,700                                        142,041
Lodgenet Entertainment Corp (b)                                      16,000                                        298,400
                                                                                                        -------------------
                                                                                                        440,441
                                                                                                        -------------------
Capacitors (0.01%)
Kemet Corp (b)                                                        1,600                                         14,752
                                                                                                        -------------------

Casino Hotels (0.26%)
Ameristar Casinos Inc (a)                                             5,300                                        103,085
Aztar Corp (b)                                                        3,900                                        202,644
Monarch Casino & Resort Inc (a)(b)                                    2,700                                         75,924
                                                                                                        -------------------
                                                                                                        381,653
                                                                                                        -------------------
Cellular Telecommunications (0.21%)
Centennial Communications Corp                                        8,300                                         43,160
Dobson Communications Corp (a)(b)                                    21,800                                        168,514
Leap Wireless International Inc (b)                                   2,000                                         94,900
                                                                                                        -------------------
                                                                                                        306,574

                                                                                                        -------------------
Chemicals - Diversified (0.56%)
FMC Corp                                                              7,600                                        489,364
Georgia Gulf Corp                                                     3,200                                         80,064
Rockwood Holdings Inc (b)                                             9,200                                        211,692
Westlake Chemical Corp (a)                                            2,000                                         59,600
                                                                                                        -------------------
                                                                                                        840,720
                                                                                                        -------------------
Chemicals - Fibers (0.04%)
Wellman Inc (a)                                                      14,000                                         56,560
                                                                                                        -------------------

Chemicals - Plastics (0.27%)
PolyOne Corp (b)                                                     32,400                                        284,472
Spartech Corp                                                         5,300                                        119,780
                                                                                                        -------------------
                                                                                                        404,252
                                                                                                        -------------------
Chemicals - Specialty (1.40%)
Arch Chemicals Inc                                                    2,100                                         75,705
HB Fuller Co                                                         14,400                                        627,408
Hercules Inc (b)                                                     28,300                                        431,858
Minerals Technologies Inc                                             4,200                                        218,400
NewMarket Corp                                                        7,800                                        382,668
OM Group Inc (b)                                                        400                                         12,340
Sensient Technologies Corp                                            6,200                                        129,642
Terra Industries Inc (a)(b)                                           7,800                                         49,686
WR Grace & Co (a)(b)                                                 14,000                                        163,800
                                                                                                        -------------------
                                                                                                      2,091,507
                                                                                                        -------------------
Circuit Boards (0.19%)
Park Electrochemical Corp                                             3,500                                         90,125
TTM Technologies Inc (a)(b)                                          13,800                                        199,686
                                                                                                        -------------------
                                                                                                        289,811
                                                                                                        -------------------
Collectibles (0.18%)
RC2 Corp (b)                                                          6,800                                        262,888
                                                                                                        -------------------

Commercial Banks (10.95%)
1st Source Corp                                                       2,400                                         81,192
Amcore Financial Inc (a)                                              4,200                                        123,102
AmericanWest Bancorp (a)                                              2,500                                         56,625
Ameris Bancorp                                                        4,440                                        102,742

Associated Banc-Corp                                                  4,700                                        148,191
Bancfirst Corp                                                        2,500                                        111,875
Bancorp Inc/Wilmington DE (a)(b)                                      1,800                                         45,018
Bancorpsouth Inc                                                      3,200                                         87,200
Bank of the Ozarks Inc (a)                                            2,400                                         79,920
Banner Corp                                                           2,100                                         80,934
Capital Corp of the West (a)                                          2,100                                         67,200
Capital Crossing Bank (a)(b)                                            300                                          7,380
Capitol Bancorp Ltd (a)                                               4,000                                        155,800
Cardinal Financial Corp                                               6,100                                         70,882
Cathay General Bancorp (a)                                            3,900                                        141,882
Central Pacific Financial Corp (a)                                   12,600                                        487,620
Chemical Financial Corp (a)                                           5,793                                        177,266
Citizens Banking Corp (a)                                             2,200                                         53,702
City Bank/Lynnwood WA (a)                                             1,400                                         65,324
City Holding Co                                                       6,800                                        245,752
Colonial BancGroup Inc/The                                           15,300                                        392,904
Columbia Banking System Inc                                           7,257                                        271,267
Community Bancorp/NV (a)(b)                                           1,800                                         55,944
Community Bank System Inc                                             5,900                                        119,003
Community Trust Bancorp Inc                                           6,263                                        218,767
Corus Bankshares Inc (a)                                             32,600                                        853,468
Cullen/Frost Bankers Inc                                              7,700                                        441,210
CVB Financial Corp                                                    3,650                                         57,159
EuroBancshares Inc (a)(b)                                             7,800                                         75,426
Farmers Capital Bank Corp (a)                                           200                                          6,550
Financial Institutions Inc (a)                                          300                                          6,258
First Bancorp/Puerto Rico                                            20,100                                        186,930
First Charter Corp                                                    2,600                                         63,778
First Citizens BancShares Inc/NC                                      2,100                                        421,050
First Community Bancorp Inc/CA (a)                                    1,600                                         94,528
First Community Bancshares Inc/VA                                       100                                          3,299
First Oak Brook Bancshares Inc                                        1,250                                         46,250
First Regional Bancorp/Los Angeles CA (b)                               100                                          8,800
First Republic Bank/San Francisco CA (a)                             11,750                                        538,150
FNB Corp/PA (a)                                                       3,500                                         55,195
FNB Corp (a)                                                          1,200                                         44,400
Fremont General Corp                                                  4,800                                         89,088
Great Southern Bancorp Inc                                            3,000                                         91,590
Greater Bay Bancorp                                                  17,000                                        488,750
Greene County Bancshares Inc                                          1,200                                         37,152
Hanmi Financial Corp                                                 44,000                                        855,360
Heartland Financial USA Inc (a)                                       2,300                                         61,295
Heritage Commerce Corp (a)                                            1,100                                         27,269
Horizon Financial Corp (a)                                            2,100                                         57,603
IBERIABANK Corp                                                      12,200                                        701,988
Independent Bank Corp/MI                                             11,935                                        313,890
Independent Bank Corp/Rockland MA                                    11,700                                        379,899
Intervest Bancshares Corp (b)                                           500                                         20,250
Irwin Financial Corp                                                 16,800                                        325,752
Lakeland Financial Corp (a)                                           1,400                                         34,006
MainSource Financial Group Inc (a)                                    4,392                                         76,553
MB Financial Inc (a)                                                  2,650                                         93,704
MBT Financial Corp                                                    2,900                                         46,400
Mercantile Bank Corp                                                  4,061                                        161,831
Mid-State Bancshares                                                  5,900                                        165,200
Midwest Banc Holdings Inc (a)                                         1,137                                         25,298
Nara Bancorp Inc                                                      1,900                                         35,625
National Penn Bancshares Inc                                          2,600                                         51,636
Old Second Bancorp Inc                                                  532                                         16,492
Oriental Financial Group (a)                                          8,270                                        105,525
Pacific Capital Bancorp                                               8,900                                        276,968
Peoples Bancorp Inc/OH                                                1,265                                         37,748
Prosperity Bancshares Inc                                             5,100                                        167,739
Provident Bankshares Corp                                            11,000                                        400,290
Republic Bancorp Inc/KY (a)                                           1,272                                         26,203
Republic Bancorp Inc/MI (a)                                          30,120                                        373,187
R-G Financial Corp (a)                                               23,550                                        202,294
Royal Bancshares of Pennsylvania (a)                                  1,201                                         29,160
Santander BanCorp (a)                                                   900                                         22,158
SCBT Financial Corp (a)                                               1,050                                         37,432
Security Bank Corp/Macon GA (a)                                       4,200                                         93,534
Sierra Bancorp (a)                                                      500                                         13,110
Simmons First National Corp                                           4,300                                        124,743
Southside Bancshares Inc (a)                                          2,838                                         63,344
Southwest Bancorp Inc/Stillwater OK                                   4,900                                        124,950
Sterling Bancshares Inc/TX                                           22,700                                        425,625
Sterling Financial Corp/PA (a)                                        8,531                                        186,829
Sterling Financial Corp/WA                                           25,820                                        787,768
Summit Bancshares Inc/TX (a)                                          6,200                                        131,502
Sun Bancorp Inc/NJ (a)(b)                                             2,266                                         36,800
Taylor Capital Group Inc                                              5,000                                        204,050
Texas Regional Bancshares Inc                                         9,650                                        365,928
Trico Bancshares                                                      3,700                                        101,306
Umpqua Holdings Corp                                                 13,293                                        340,965
Union Bankshares Corp/VA (a)                                          2,700                                        116,478
United Bankshares Inc                                                 3,400                                        124,542
United Community Banks Inc/GA                                         3,700                                        112,628
W Holding Co Inc                                                     30,592                                        203,437
West Coast Bancorp/OR                                                18,500                                        545,195
Whitney Holding Corp                                                  2,400                                         84,888
                                                                                                        -------------------
                                                                                                     16,372,900
                                                                                                        -------------------
Commercial Services (0.40%)
Arbitron Inc (a)                                                      1,200                                         45,996
First Advantage Corp (a)(b)                                           4,700                                        109,322
Sourcecorp (a)(b)                                                     4,200                                        104,118
Startek Inc                                                           5,800                                         86,710
TeleTech Holdings Inc (b)                                            16,000                                        202,560
Vertrue Inc (a)(b)                                                    1,000                                         43,030
                                                                                                        -------------------
                                                                                                        591,736
                                                                                                        -------------------
Commercial Services - Finance (0.21%)
CBIZ Inc (a)(b)                                                      10,200                                         75,582
Deluxe Corp (a)                                                       2,700                                         47,196
Dollar Financial Corp (b)                                             6,528                                        117,504
NCO Group Inc (a)(b)                                                  2,900                                         76,676
                                                                                                        -------------------
                                                                                                        316,958
                                                                                                        -------------------
Communications Software (0.19%)
Digi International Inc (b)                                            6,800                                         85,204
Inter-Tel Inc                                                         9,400                                        197,964
                                                                                                        -------------------
                                                                                                        283,168
                                                                                                        -------------------
Computer Aided Design (0.18%)
Aspen Technology Inc (b)                                              6,200                                         81,344
Parametric Technology Corp (b)                                       14,280                                        181,499
                                                                                                        -------------------
                                                                                                        262,843
                                                                                                        -------------------
Computer Services (0.55%)
Ciber Inc (a)(b)                                                     16,300                                        107,417
Covansys Corp (a)(b)                                                  9,300                                        116,901
Perot Systems Corp (b)                                               21,700                                        314,216
SI International Inc (b)                                              2,500                                         76,650
SYKES Enterprises Inc (b)                                             7,400                                        119,584
Tyler Technologies Inc (a)(b)                                         8,300                                         92,960
                                                                                                        -------------------
                                                                                                        827,728
                                                                                                        -------------------
Computer Software (0.05%)
Blackbaud Inc                                                         2,900                                         65,830
Phoenix Technologies Ltd (a)(b)                                       3,000                                         14,430
                                                                                                        -------------------
                                                                                                         80,260

                                                                                                        -------------------
Computers (0.24%)
Gateway Inc (a)(b)                                                   18,300                                         34,770
Palm Inc (a)(b)                                                      19,880                                        320,068
                                                                                                        -------------------
                                                                                                        354,838
                                                                                                        -------------------
Computers - Integrated Systems (0.86%)
Agilysys Inc                                                         17,400                                        313,200
Brocade Communications Systems Inc (b)                               65,600                                        402,784
Intergraph Corp (b)                                                   5,700                                        179,493
Kronos Inc/MA (a)(b)                                                  1,400                                         50,694
McData Corp - A Shares (b)                                           44,600                                        181,968
MTS Systems Corp                                                      1,900                                         75,069
Radisys Corp (b)                                                      4,000                                         87,840
                                                                                                        -------------------
                                                                                                      1,291,048
                                                                                                        -------------------
Computers  -Memory Devices (0.71%)
Hutchinson Technology Inc (a)(b)                                      8,500                                        183,855
Imation Corp                                                          8,200                                        336,610
Komag Inc (a)(b)                                                      6,400                                        295,552
Quantum Corp (b)                                                     81,600                                        213,792
Silicon Storage Technology Inc (b)                                    7,200                                         29,232
                                                                                                        -------------------
                                                                                                      1,059,041
                                                                                                        -------------------
Computers - Peripheral Equipment (0.19%)
Electronics for Imaging (b)                                          13,900                                        290,232
                                                                                                        -------------------

Computers - Voice Recognition (0.06%)
Talx Corp                                                             4,000                                         87,480
                                                                                                        -------------------

Consulting Services (0.56%)
BearingPoint Inc (a)(b)                                              53,500                                        447,795
Clark Inc (a)                                                         3,600                                         47,520
CRA International Inc (b)                                             1,200                                         54,168
Gartner Inc (a)(b)                                                   12,900                                        183,180
MAXIMUS Inc (a)                                                       3,800                                         87,970
Watson Wyatt Worldwide Inc                                              400                                         14,056
                                                                                                        -------------------
                                                                                                        834,689
                                                                                                        -------------------
Consumer Products - Miscellaneous (0.51%)
CNS Inc (a)                                                           2,900                                         71,050
Prestige Brands Holdings Inc (b)                                      3,300                                         32,901
Spectrum Brands Inc (b)                                                 200                                          2,584
Tupperware Brands Corp                                               30,500                                        600,545
Yankee Candle Co Inc (a)                                              2,400                                         60,024
                                                                                                        -------------------
                                                                                                        767,104
                                                                                                        -------------------
Containers - Metal & Glass (0.74%)
Greif Inc                                                             5,900                                        442,264
Silgan Holdings Inc                                                  18,100                                        669,881
                                                                                                        -------------------
                                                                                                      1,112,145
                                                                                                        -------------------
Containers - Paper & Plastic (0.04%)
Chesapeake Corp                                                       4,050                                         66,460
                                                                                                        -------------------


Cosmetics & Toiletries (0.16%)
Chattem Inc (a)(b)                                                    1,800                                         54,666
Elizabeth Arden Inc (a)(b)                                           10,600                                        189,528
                                                                                                        -------------------
                                                                                                        244,194
                                                                                                        -------------------
Data Processing & Management (0.24%)
CSG Systems International Inc (b)                                     7,500                                        185,550
eFunds Corp (b)                                                       3,000                                         66,150
Filenet Corp (a)(b)                                                   3,200                                         86,176
infoUSA Inc (a)                                                       2,700                                         27,837
                                                                                                        -------------------
                                                                                                        365,713
                                                                                                        -------------------
Decision Support Software (0.07%)
NetIQ Corp (a)(b)                                                     4,000                                         48,760
QAD Inc (a)                                                           2,900                                         22,475
SPSS Inc (b)                                                          1,200                                         38,568
                                                                                                        -------------------
                                                                                                        109,803
                                                                                                        -------------------
Diagnostic Equipment (0.07%)
Neurometrix Inc (b)                                                   3,500                                        106,610
                                                                                                        -------------------

Diagnostic Kits (0.07%)
Biosite Inc (a)(b)                                                    2,200                                        100,452
                                                                                                        -------------------

Disposable Medical Products (0.05%)
ICU Medical Inc (a)(b)                                                1,200                                         50,688
Medical Action Industries Inc (b)                                       800                                         17,672
                                                                                                        -------------------
                                                                                                         68,360
                                                                                                        -------------------
Distribution & Wholesale (1.23%)
Aviall Inc (a)(b)                                                    12,200                                        579,744
Bell Microproducts Inc (a)(b)                                         7,600                                         41,192
Brightpoint Inc (b)                                                   9,960                                        134,759
Building Material Holding Corp                                       15,000                                        418,050
United Stationers Inc (b)                                            10,000                                        493,200
Watsco Inc                                                            3,000                                        179,460
                                                                                                        -------------------
                                                                                                      1,846,405
                                                                                                        -------------------
Diversified Manufacturing Operations (1.65%)
Actuant Corp (a)                                                      4,100                                        204,795
Acuity Brands Inc (a)                                                10,900                                        424,119
Ameron International Corp                                             3,000                                        201,060
AO Smith Corp (a)                                                     8,400                                        389,424
Barnes Group Inc                                                     25,200                                        502,740
Blount International Inc (a)(b)                                       5,900                                         70,918
EnPro Industries Inc (b)                                             10,400                                        349,440
ESCO Technologies Inc (a)(b)                                          1,200                                         64,140
Griffon Corp (a)(b)                                                   7,710                                        201,231
Jacuzzi Brands Inc (a)(b)                                             6,000                                         52,800
                                                                                                        -------------------
                                                                                                      2,460,667

                                                                                                        -------------------
Diversified Operations & Commercial Services (0.23%)
Viad Corp                                                             7,700                                        241,010
Volt Information Sciences Inc (b)                                     2,300                                        107,180
                                                                                                        -------------------
                                                                                                        348,190

                                                                                                        -------------------
E-Commerce - Products (0.12%)
FTD Group Inc (b)                                                    13,800                                        186,300
                                                                                                        -------------------

Electric - Integrated (2.52%)
Allete Inc (a)                                                        3,300                                        156,255
Avista Corp (a)                                                       6,600                                        150,678
Black Hills Corp (a)                                                  8,400                                        288,372
CH Energy Group Inc                                                   4,100                                        196,800
Cleco Corp (a)                                                       17,800                                        413,850
El Paso Electric Co (b)                                              24,100                                        485,856
Great Plains Energy Inc (a)                                           2,900                                         80,794
Idacorp Inc                                                          12,100                                        414,909
Sierra Pacific Resources (b)                                         23,500                                        329,000
UIL Holdings Corp                                                     1,200                                         67,548
Unisource Energy Corp                                                25,000                                        778,750
Westar Energy Inc                                                    19,300                                        406,265
                                                                                                        -------------------
                                                                                                      3,769,077
                                                                                                        -------------------
Electronic Components - Miscellaneous (0.62%)
Bel Fuse Inc                                                          4,000                                        131,240
Benchmark Electronics Inc (b)                                        13,000                                        313,560
CTS Corp                                                             13,700                                        203,993
Methode Electronics Inc                                               4,900                                         51,499
Plexus Corp (a)(b)                                                    3,100                                        106,051
Solectron Corp (a)(b)                                                12,000                                         41,040
Sypris Solutions Inc                                                  5,000                                         47,250
Technitrol Inc                                                        1,600                                         37,040
                                                                                                        -------------------
                                                                                                        931,673
                                                                                                        -------------------
Electronic Components - Semiconductors (1.05%)
Actel Corp (b)                                                        5,200                                         74,620
AMIS Holdings Inc (a)(b)                                              5,300                                         53,000
Amkor Technology Inc (a)(b)                                          18,000                                        170,280
Applied Micro Circuits Corp (b)                                      37,600                                        102,648
Conexant Systems Inc (b)                                            112,100                                        280,250
DSP Group Inc (b)                                                     5,100                                        126,735
Fairchild Semiconductor International Inc (b)                         5,500                                         99,935
Integrated Silicon Solution Inc (b)                                   6,800                                         37,468
Kopin Corp (a)(b)                                                    13,100                                         47,291
Lattice Semiconductor Corp (a)(b)                                    14,000                                         86,520
Omnivision Technologies Inc (a)(b)                                    2,400                                         50,688
ON Semiconductor Corp (a)(b)                                         14,500                                         85,260
Portalplayer Inc (a)(b)                                               2,200                                         21,582
Silicon Image Inc (a)(b)                                              6,100                                         65,758
Skyworks Solutions Inc (a)(b)                                        21,300                                        117,363
Zoran Corp (a)(b)                                                     6,200                                        150,908
                                                                                                        -------------------
                                                                                                      1,570,306
                                                                                                        -------------------
Electronic Design Automation (0.21%)
Magma Design Automation Inc (a)(b)                                    8,500                                         62,475
Mentor Graphics Corp (a)(b)                                          19,800                                        257,004
                                                                                                        -------------------
                                                                                                        319,479
                                                                                                        -------------------
Electronic Measurement Instruments (0.13%)
Analogic Corp (a)                                                     2,700                                        125,847
Molecular Devices Corp (b)                                            2,000                                         61,120
                                                                                                        -------------------
                                                                                                        186,967
                                                                                                        -------------------
Energy - Alternate Sources (0.00%)
Quantum Fuel Systems Technologies World (b)                             900                                          3,060
                                                                                                        -------------------

Engineering - Research & Development Services (0.38%)
EMCOR Group Inc (b)                                                   2,700                                        131,409
Shaw Group Inc/The (a)(b)                                             5,800                                        161,240
URS Corp (b)                                                          6,400                                        268,800
                                                                                                        -------------------
                                                                                                        561,449
                                                                                                        -------------------
Engines - Internal Combustion (0.03%)
Briggs & Stratton Corp (a)                                            1,200                                         37,332
                                                                                                        -------------------


Enterprise Software & Services (0.49%)
JDA Software Group Inc (a)(b)                                         5,600                                         78,568
Lawson Software Inc (b)                                              25,600                                        171,520
Mantech International Corp (b)                                        3,800                                        117,268
Sybase Inc (b)                                                       17,600                                        341,440
SYNNEX Corp (b)                                                       1,000                                         18,960
                                                                                                        -------------------
                                                                                                        727,756
                                                                                                        -------------------
Environmental Consulting & Engineering (0.01%)
Tetra Tech Inc (b)                                                    1,000                                         17,740
                                                                                                        -------------------

Fiduciary Banks (0.06%)
Boston Private Financial Holdings Inc (a)                             3,200                                         89,280
                                                                                                        -------------------

Filtration & Separation Products (0.05%)
Clarcor Inc                                                           2,700                                         80,433
                                                                                                        -------------------

Finance - Consumer Loans (0.48%)
Encore Capital Group Inc (a)(b)                                       5,800                                         71,166
Ocwen Financial Corp (a)(b)                                           9,600                                        122,016
World Acceptance Corp (b)                                            14,600                                        518,592
                                                                                                        -------------------
                                                                                                        711,774
                                                                                                        -------------------
Finance - Credit Card (0.37%)
Advanta Corp - B Shares                                               8,800                                        316,360
CompuCredit Corp (a)(b)                                               6,300                                        242,172
                                                                                                        -------------------
                                                                                                        558,532
                                                                                                        -------------------
Finance - Investment Banker & Broker (0.63%)
Greenhill & Co Inc (a)                                                  400                                         24,304
Investment Technology Group Inc (b)                                   2,000                                        101,720
Jefferies Group Inc (a)                                               3,000                                         88,890
Knight Capital Group Inc (a)(b)                                      26,100                                        397,503
LaBranche & Co Inc (a)(b)                                            13,800                                        167,118
Piper Jaffray Cos (b)                                                 2,600                                        159,146
                                                                                                        -------------------
                                                                                                        938,681
                                                                                                        -------------------
Finance - Leasing Company (0.21%)
Financial Federal Corp                                                7,350                                        204,404
Marlin Business Services Corp (b)                                     5,100                                        115,056
                                                                                                        -------------------
                                                                                                        319,460
                                                                                                        -------------------
Finance - Mortgage Loan/Banker (0.37%)
Accredited Home Lenders Holding Co (a)(b)                             5,700                                        272,517
CharterMac                                                            8,000                                        149,680
Doral Financial Corp (a)                                             11,000                                         70,510
Federal Agricultural Mortgage Corp (a)                                2,200                                         60,940
                                                                                                        -------------------
                                                                                                        553,647
                                                                                                        -------------------
Finance - Other Services (0.01%)
eSpeed Inc (b)                                                        1,000                                          8,330
                                                                                                        -------------------

Food - Baking (0.18%)
Flowers Foods Inc                                                     9,625                                        275,660
                                                                                                        -------------------

Food - Meat Products (0.01%)
Premium Standard Farms Inc                                              500                                          8,115
                                                                                                        -------------------

Food - Miscellaneous/Diversified (0.68%)
American Italian Pasta Co (a)(b)                                      6,400                                         54,784
Chiquita Brands International Inc                                    25,900                                        356,902
Corn Products International Inc                                      10,000                                        306,000

J&J Snack Foods Corp                                                  2,500                                         82,675
Ralcorp Holdings Inc (b)                                              5,000                                        212,650
                                                                                                        -------------------
                                                                                                      1,013,011
                                                                                                        -------------------
Food - Retail (0.10%)
Great Atlantic & Pacific Tea Co (a)                                   3,600                                         81,792
Ruddick Corp                                                          2,500                                         61,275
                                                                                                        -------------------
                                                                                                        143,067
                                                                                                        -------------------
Food - Wholesale & Distribution (0.16%)
Nash Finch Co (a)                                                     2,500                                         53,225
Performance Food Group Co (b)                                         3,100                                         94,178
Spartan Stores Inc (a)                                                6,300                                         92,169
                                                                                                        -------------------
                                                                                                        239,572
                                                                                                        -------------------
Footwear & Related Apparel (0.27%)
Deckers Outdoor Corp (b)                                              1,900                                         73,264
Skechers U.S.A. Inc (a)(b)                                           11,200                                        270,032
Wolverine World Wide Inc                                              2,700                                         62,991
                                                                                                        -------------------
                                                                                                        406,287
                                                                                                        -------------------
Funeral Services & Related Items (0.24%)
Alderwoods Group Inc (a)(b)                                           7,100                                        138,166
Stewart Enterprises Inc                                              38,800                                        223,100
                                                                                                        -------------------
                                                                                                        361,266
                                                                                                        -------------------
Garden Products (0.01%)
Toro Co                                                                 200                                          9,340
                                                                                                        -------------------

Gas - Distribution (1.99%)
Atmos Energy Corp (a)                                                 2,900                                         80,939
Laclede Group Inc/The                                                 2,200                                         75,592
New Jersey Resources Corp                                            15,800                                        739,124
Nicor Inc                                                            10,100                                        419,150
Northwest Natural Gas Co (a)                                          8,900                                        329,567
Piedmont Natural Gas Co (a)                                           2,700                                         65,610
South Jersey Industries Inc                                          19,800                                        542,322
Southwest Gas Corp (a)                                               21,000                                        658,140
WGL Holdings Inc                                                      2,500                                         72,375
                                                                                                        -------------------
                                                                                                      2,982,819
                                                                                                        -------------------
Health Care Cost Containment (0.04%)
Healthspring Inc (b)                                                  3,200                                         60,000
                                                                                                        -------------------

Home Furnishings (0.61%)
Ethan Allen Interiors Inc                                             7,700                                        281,435
Furniture Brands International Inc (a)                               16,800                                        350,112
Kimball International Inc                                             8,200                                        161,622
Sealy Corp                                                            9,200                                        122,084
                                                                                                        -------------------
                                                                                                        915,253
                                                                                                        -------------------
Human Resources (0.30%)
AMN Healthcare Services Inc (b)                                         600                                         12,180
Hewitt Associates Inc (a)(b)                                          2,800                                         62,944
MPS Group Inc (b)                                                     8,050                                        121,233
Spherion Corp (b)                                                    27,700                                        252,624
                                                                                                        -------------------
                                                                                                        448,981
                                                                                                        -------------------
Identification Systems - Development (0.18%)
Checkpoint Systems Inc (b)                                           11,100                                        246,531
Paxar Corp (a)(b)                                                     1,100                                         22,627
                                                                                                        -------------------
                                                                                                        269,158
                                                                                                        -------------------

Instruments - Controls (0.17%)
Watts Water Technologies Inc (a)                                      7,700                                        258,335
                                                                                                        -------------------

Internet Application Software (0.10%)
Interwoven Inc (a)(b)                                                14,000                                        120,120
Stellent Inc                                                          3,500                                         33,425
                                                                                                        -------------------
                                                                                                        153,545
                                                                                                        -------------------
Internet Connectivity Services (0.07%)
Redback Networks Inc (b)                                              5,500                                        100,870
                                                                                                        -------------------

Internet Content - Information & News (0.04%)
ProQuest Co (a)(b)                                                    5,300                                         65,137
                                                                                                        -------------------

Internet Infrastructure Equipment (0.12%)
Avocent Corp (b)                                                      6,600                                        173,250
                                                                                                        -------------------

Internet Infrastructure Software (0.08%)
AsiaInfo Holdings Inc (a)(b)                                          2,800                                         12,012
TIBCO Software Inc (a)(b)                                            15,100                                        106,455
                                                                                                        -------------------
                                                                                                        118,467
                                                                                                        -------------------
Internet Security (0.16%)
Internet Security Systems (a)(b)                                        900                                         16,965
Ipass Inc (a)(b)                                                      6,800                                         38,080
RSA Security Inc (b)                                                  3,200                                         87,008
SonicWALL Inc (b)                                                    11,300                                        101,587
                                                                                                        -------------------
                                                                                                        243,640
                                                                                                        -------------------
Investment Companies (0.24%)
Medallion Financial Corp                                                200                                          2,592
Technology Investment Capital Corp (a)                               24,679                                        361,547
                                                                                                        -------------------
                                                                                                        364,139
                                                                                                        -------------------
Investment Management & Advisory Services (0.05%)
Calamos Asset Management Inc                                          2,700                                         78,273
                                                                                                        -------------------

Lasers - Systems & Components (0.31%)
Coherent Inc (b)                                                      6,100                                        205,753
Cymer Inc (a)(b)                                                      1,100                                         51,106
Electro Scientific Industries Inc (b)                                 2,600                                         46,774
Rofin-Sinar Technologies Inc (b)                                      2,700                                        155,169
                                                                                                        -------------------
                                                                                                        458,802
                                                                                                        -------------------
Leisure & Recreation Products (0.16%)
K2 Inc (b)                                                           22,400                                        245,056
                                                                                                        -------------------

Life & Health Insurance (0.80%)
Delphi Financial Group                                               24,750                                        899,910
Phoenix Cos Inc/The                                                   9,100                                        128,128
Scottish Re Group Ltd                                                 5,000                                         83,400
Universal American Financial Corp (b)                                 6,200                                         81,530
                                                                                                        -------------------
                                                                                                      1,192,968
                                                                                                        -------------------
Linen Supply & Related Items (0.25%)
Angelica Corp                                                        13,200                                        231,528
Unifirst Corp/MA                                                      4,300                                        148,350
                                                                                                        -------------------
                                                                                                        379,878
                                                                                                        -------------------
Machinery - Construction & Mining (0.06%)
Astec Industries Inc (b)                                              2,500                                         85,300
                                                                                                        -------------------


Machinery - Electrical (0.16%)
Regal-Beloit Corp                                                     5,500                                        242,825
                                                                                                        -------------------

Machinery - Farm (0.17%)
AGCO Corp (a)(b)                                                      6,200                                        163,184
Alamo Group Inc (a)                                                   1,200                                         25,260
Gehl Co (a)(b)                                                        2,300                                         58,719
                                                                                                        -------------------
                                                                                                        247,163
                                                                                                        -------------------
Machinery - General Industry (1.21%)
Albany International Corp                                             2,300                                         97,497
Applied Industrial Technologies Inc                                  40,350                                        980,909
Gardner Denver Inc (a)(b)                                            15,200                                        585,200
Kadant Inc (a)(b)                                                       800                                         18,400
Sauer-Danfoss Inc                                                     4,000                                        101,680
Tennant Co                                                              500                                         25,140
                                                                                                        -------------------
                                                                                                      1,808,826
                                                                                                        -------------------
Machinery - Material Handling (0.23%)
Cascade Corp                                                          4,200                                        166,110
NACCO Industries Inc (a)                                              1,300                                        178,633
                                                                                                        -------------------
                                                                                                        344,743
                                                                                                        -------------------
Machinery - Pumps (0.19%)
Flowserve Corp (b)                                                    3,700                                        210,530
Graco Inc                                                             1,200                                         55,176
Tecumseh Products Co (a)                                              1,000                                         19,200
                                                                                                        -------------------
                                                                                                        284,906
                                                                                                        -------------------
Machinery Tools & Related Products (0.58%)
Kennametal Inc                                                        7,450                                        463,763
Lincoln Electric Holdings Inc                                         6,500                                        407,225
                                                                                                        -------------------
                                                                                                        870,988
                                                                                                        -------------------
Medical - Biomedical/Gene (1.05%)
Alexion Pharmaceuticals Inc (a)(b)                                    3,900                                        140,868
Applera Corp - Celera Genomics Group (a)(b)                           4,200                                         54,390
Arena Pharmaceuticals Inc (a)(b)                                      2,800                                         32,424
Bio-Rad Laboratories Inc (a)(b)                                       5,000                                        324,700
GTx Inc (a)(b)                                                        6,100                                         55,510
Human Genome Sciences Inc (a)(b)                                      2,700                                         28,890
Lifecell Corp (a)(b)                                                  5,900                                        182,428
Martek Biosciences Corp (b)                                             100                                          2,895
Myogen Inc (a)(b)                                                     3,300                                         95,700
Nektar Therapeutics (a)(b)                                            6,000                                        110,040
Seattle Genetics Inc /WA (a)(b)                                       4,000                                         18,400
Vertex Pharmaceuticals Inc (a)(b)                                    14,200                                        521,282
                                                                                                        -------------------
                                                                                                      1,567,527
                                                                                                        -------------------
Medical - Drugs (0.37%)
Adams Respiratory Therapeutics Inc (b)                                3,300                                        147,246
Adolor Corp (a)(b)                                                    5,739                                        143,532
Cubist Pharmaceuticals Inc (a)(b)                                     5,500                                        138,490
Pharmion Corp (a)(b)                                                  3,100                                         52,793
Valeant Pharmaceuticals International                                 3,900                                         65,988
                                                                                                        -------------------
                                                                                                        548,049
                                                                                                        -------------------
Medical - Generic Drugs (0.27%)
Alpharma Inc                                                         11,000                                        264,440
Perrigo Co                                                            8,200                                        132,020
                                                                                                        -------------------
                                                                                                        396,460
                                                                                                        -------------------
Medical - HMO (0.49%)
AMERIGROUP Corp (b)                                                   8,200                                        254,528
Magellan Health Services Inc (a)(b)                                   8,600                                        389,666
Molina Healthcare Inc (a)(b)                                          2,300                                         87,515
                                                                                                        -------------------
                                                                                                        731,709
                                                                                                        -------------------
Medical - Nursing Homes (0.23%)
Genesis HealthCare Corp (b)                                             300                                         14,211
Kindred Healthcare Inc (a)(b)                                        12,800                                        332,800
                                                                                                        -------------------
                                                                                                        347,011
                                                                                                        -------------------
Medical - Outpatient & Home Medical Care (0.15%)
Allied Healthcare International Inc (b)                               6,500                                         17,420
Apria Healthcare Group Inc (b)                                        3,400                                         64,260
Gentiva Health Services Inc (b)                                       4,800                                         76,944
Res-Care Inc (b)                                                      3,200                                         64,000
                                                                                                        -------------------
                                                                                                        222,624
                                                                                                        -------------------
Medical Information Systems (0.39%)
Computer Programs & Systems Inc (a)                                   5,200                                        207,792
Per-Se Technologies Inc (a)(b)                                       15,100                                        380,218
                                                                                                        -------------------
                                                                                                        588,010
                                                                                                        -------------------
Medical Instruments (0.11%)
Conmed Corp (a)(b)                                                    7,200                                        149,040
SurModics Inc (a)(b)                                                    400                                         14,444
                                                                                                        -------------------
                                                                                                        163,484
                                                                                                        -------------------
Medical Laser Systems (0.12%)
LCA-Vision Inc                                                        3,400                                        179,894
                                                                                                        -------------------

Medical Products (0.40%)
Haemonetics Corp/Mass (b)                                             2,000                                         93,020
HealthTronics Inc (b)                                                21,600                                        165,240
Invacare Corp                                                         2,300                                         57,224
PSS World Medical Inc (a)(b)                                         11,700                                        206,505
Viasys Healthcare Inc (b)                                             2,700                                         69,120
                                                                                                        -------------------
                                                                                                        591,109
                                                                                                        -------------------
Medical Sterilization Products (0.13%)
STERIS Corp                                                           8,300                                        189,738
                                                                                                        -------------------

Metal Processors & Fabrication (1.49%)
CIRCOR International Inc (a)                                          4,800                                        146,352
Commercial Metals Co                                                 37,400                                        961,180
Mueller Industries Inc                                                8,500                                        280,755
NN Inc                                                               11,600                                        143,260
Quanex Corp                                                          16,075                                        692,350
                                                                                                        -------------------
                                                                                                      2,223,897
                                                                                                        -------------------
Miscellaneous Manufacturers (0.00%)
Reddy Ice Holdings Inc                                                  100                                          2,035
                                                                                                        -------------------

Motion Pictures & Services (0.06%)
Macrovision Corp (b)                                                  4,200                                         90,384
                                                                                                        -------------------

MRI - Medical Diagnostic Imaging (0.04%)
Alliance Imaging Inc (a)(b)                                           8,300                                         53,120
                                                                                                        -------------------

Multi-line Insurance (0.05%)
Direct General Corp (a)                                               4,800                                         81,216
                                                                                                        -------------------

Multimedia (0.18%)
Entravision Communications Corp (b)                                   6,600                                         56,562
Journal Communications Inc                                            8,200                                         92,168

Media General Inc (a)                                                 2,700                                        113,103
                                                                                                        -------------------
                                                                                                        261,833
                                                                                                        -------------------
Music (0.08%)
Steinway Musical Instruments (a)(b)                                   4,900                                        120,148
                                                                                                        -------------------

Networking Products (0.95%)
Adaptec Inc (b)                                                      20,700                                         89,838
Aeroflex Inc (b)                                                     13,200                                        154,044
Anixter International Inc (a)                                         8,400                                        398,664
Black Box Corp                                                        5,100                                        195,483
Foundry Networks Inc (b)                                             12,000                                        127,920
Hypercom Corp (a)(b)                                                  7,500                                         70,125
Netgear Inc (a)(b)                                                    2,600                                         56,290
Polycom Inc (a)(b)                                                    9,100                                        199,472
SafeNet Inc (a)(b)                                                    7,576                                        134,247
                                                                                                        -------------------
                                                                                                      1,426,083
                                                                                                        -------------------
Non-Ferrous Metals (0.04%)
USEC Inc (a)                                                          5,200                                         61,620
                                                                                                        -------------------

Non-hazardous Waste Disposal (0.02%)
Waste Services Inc (b)                                                3,867                                         34,761
                                                                                                        -------------------

Office Automation & Equipment (0.24%)
Global Imaging Systems Inc (b)                                          600                                         24,768
IKON Office Solutions Inc                                            26,700                                        336,420
                                                                                                        -------------------
                                                                                                        361,188
                                                                                                        -------------------
Office Supplies & Forms (0.43%)
Ennis Inc                                                             3,400                                         66,912
John H Harland Co (a)                                                13,100                                        569,850
                                                                                                        -------------------
                                                                                                        636,762
                                                                                                        -------------------
Oil - Field Services (0.87%)
Basic Energy Services Inc (b)                                         2,200                                         67,254
Hanover Compressor Co (a)(b)                                          5,200                                         97,656
Helix Energy Solutions Group Inc (b)                                  2,700                                        108,972
Oceaneering International Inc (b)                                     2,300                                        105,455
Oil States International Inc (a)(b)                                  11,700                                        401,076
RPC Inc (a)                                                           7,075                                        171,781
Trico Marine Services Inc (b)                                         1,000                                         34,000
Union Drilling Inc (b)                                                1,800                                         26,748
Universal Compression Holdings Inc (b)                                4,550                                        286,514
                                                                                                        -------------------
                                                                                                      1,299,456
                                                                                                        -------------------
Oil & Gas Drilling (0.49%)
Todco (a)                                                            17,900                                        731,215
                                                                                                        -------------------

Oil Company - Exploration & Production (2.13%)
Bois d'Arc Energy Inc (a)(b)                                          5,900                                         97,173
Cabot Oil & Gas Corp                                                  4,900                                        240,100
Callon Petroleum Co (b)                                               7,200                                        139,248
Cimarex Energy Co                                                    13,565                                        583,295
Comstock Resources Inc (b)                                            7,000                                        209,020
Edge Petroleum Corp (b)                                               3,500                                         69,930
Energy Partners Ltd (a)(b)                                           10,200                                        193,290
Harvest Natural Resources Inc (a)(b)                                 10,100                                        136,754
Houston Exploration Co (a)(b)                                         5,900                                        361,021
PetroHawk Energy Corp (a)(b)                                          9,300                                        117,180
Remington Oil & Gas Corp (a)(b)                                       1,700                                         74,749
Rosetta Resources Inc (b)                                               500                                          8,310

St Mary Land & Exploration Co (a)                                     3,500                                        140,875
Stone Energy Corp (b)                                                 8,900                                        414,295
Swift Energy Co (a)(b)                                                9,200                                        394,956
                                                                                                        -------------------
                                                                                                      3,180,196
                                                                                                        -------------------
Oil Field Machinery & Equipment (0.37%)
Dril-Quip Inc (a)(b)                                                  1,100                                         90,684
Lone Star Technologies Inc (b)                                        3,900                                        210,678
Maverick Tube Corp (a)(b)                                             4,000                                        252,760
                                                                                                        -------------------
                                                                                                        554,122
                                                                                                        -------------------
Oil Refining & Marketing (0.22%)
Alon USA Energy Inc (a)                                               3,000                                         94,410
Frontier Oil Corp                                                     1,700                                         55,080
Giant Industries Inc (b)                                              2,400                                        159,720
Western Refining Inc                                                    900                                         19,422
                                                                                                        -------------------
                                                                                                        328,632
                                                                                                        -------------------
Optical Supplies (0.04%)
Oakley Inc (a)                                                        3,100                                         52,235
                                                                                                        -------------------

Paper & Related Products (0.40%)
Glatfelter                                                            7,000                                        111,090
Potlatch Corp (a)                                                     1,236                                         46,659
Rock-Tenn Co                                                         12,300                                        196,185
Schweitzer-Mauduit International Inc                                 11,100                                        240,315
                                                                                                        -------------------
                                                                                                        594,249
                                                                                                        -------------------
Physician Practice Management (0.21%)
Pediatrix Medical Group Inc (b)                                       7,000                                        317,100
                                                                                                        -------------------

Poultry (0.03%)
Gold Kist Inc (a)(b)                                                  3,200                                         42,784
                                                                                                        -------------------

Power Converter & Supply Equipment (0.05%)
Advanced Energy Industries Inc (a)(b)                                 5,700                                         75,468
                                                                                                        -------------------

Printing - Commercial (0.23%)
Banta Corp                                                            1,000                                         46,330
Consolidated Graphics Inc (b)                                         4,000                                        208,240
Valassis Communications Inc (b)                                       4,000                                         94,360
                                                                                                        -------------------
                                                                                                        348,930
                                                                                                        -------------------
Private Corrections (0.19%)
Geo Group Inc/The (b)                                                 8,300                                        290,915
                                                                                                        -------------------

Property & Casualty Insurance (3.31%)
American Physicians Capital Inc (a)(b)                                5,100                                        268,209
Argonaut Group Inc (a)(b)                                            11,000                                        330,440
Baldwin & Lyons Inc (a)                                                 775                                         19,763
Harleysville Group Inc                                                  700                                         22,204
Infinity Property & Casualty Corp (a)                                 6,100                                        250,100
LandAmerica Financial Group Inc (a)                                   9,900                                        639,540
Midland Co/The                                                        1,900                                         72,162
Navigators Group Inc (b)                                              4,500                                        197,190
Ohio Casualty Corp                                                   14,600                                        434,058
PMA Capital Corp (b)                                                 47,400                                        488,220
ProAssurance Corp (a)(b)                                                900                                         43,362
RLI Corp                                                              1,600                                         77,088
Safety Insurance Group Inc                                            8,000                                        380,400
SeaBright Insurance Holdings Inc (b)                                  3,800                                         61,218
Selective Insurance Group (a)                                         8,000                                        446,960

State Auto Financial Corp                                             3,300                                        107,382
Stewart Information Services Corp (a)                                10,300                                        373,993
Zenith National Insurance Corp                                       18,500                                        733,895
                                                                                                        -------------------
                                                                                                      4,946,184
                                                                                                        -------------------
Publicly Traded Investment Fund (0.65%)
iShares Russell 2000 Value Index Fund (a)                            13,400                                        969,758
                                                                                                        -------------------

Publishing - Books (0.22%)
Scholastic Corp (b)                                                  12,400                                        322,028
                                                                                                        -------------------

Publishing - Newspapers (0.09%)
Journal Register Co (a)                                               9,600                                         86,016
Lee Enterprises Inc                                                   1,900                                         51,205
                                                                                                        -------------------
                                                                                                        137,221
                                                                                                        -------------------
Radio (0.28%)
Cox Radio Inc (b)                                                     1,600                                         23,072
Entercom Communications Corp                                            300                                          7,848
Radio One Inc - Class D (a)(b)                                       44,100                                        326,340
Saga Communications Inc (a)(b)                                        1,600                                         14,496
Westwood One Inc                                                      6,500                                         48,750
                                                                                                        -------------------
                                                                                                        420,506
                                                                                                        -------------------
Real Estate Magagement & Services (0.02%)
Housevalues Inc (b)                                                   4,500                                         31,185
                                                                                                        -------------------

Recycling (0.04%)
Metal Management Inc                                                  2,000                                         61,240
                                                                                                        -------------------

Reinsurance (0.24%)
Endurance Specialty Holdings Ltd                                      2,700                                         86,400
Odyssey Re Holdings Corp (a)                                          5,300                                        139,655
Platinum Underwriters Holdings Ltd                                    4,900                                        137,102
                                                                                                        -------------------
                                                                                                        363,157
                                                                                                        -------------------
REITS - Apartments (1.07%)
Mid-America Apartment Communities Inc                                16,700                                        931,025
Post Properties Inc                                                  14,800                                        671,032
                                                                                                        -------------------
                                                                                                      1,602,057
                                                                                                        -------------------
REITS - Diversified (0.98%)
CentraCore Properties Trust                                           1,800                                         44,550
Colonial Properties Trust (a)                                         2,700                                        133,380
Entertainment Properties Trust                                        2,500                                        107,625
Lexington Corporate Properties Trust (a)                             53,230                                      1,149,768
Spirit Finance Corp                                                   2,500                                         28,150
                                                                                                        -------------------
                                                                                                      1,463,473
                                                                                                        -------------------
REITS - Healthcare (0.90%)
Health Care REIT Inc (a)                                              2,400                                         83,880
LTC Properties Inc                                                    9,500                                        212,325
National Health Investors Inc                                        21,600                                        580,824
Omega Healthcare Investors Inc                                        5,000                                         66,100
Senior Housing Properties Trust                                      22,500                                        402,975
                                                                                                        -------------------
                                                                                                      1,346,104
                                                                                                        -------------------
REITS - Hotels (2.00%)
Ashford Hospitality Trust Inc                                        21,000                                        265,020
Boykin Lodging Co (b)                                                 4,600                                         50,094
Equity Inns Inc                                                      16,600                                        274,896
FelCor Lodging Trust Inc                                             23,900                                        519,586
Hersha Hospitality Trust                                              1,300                                         12,077

Highland Hospitality Corp                                            11,400                                        160,512
Innkeepers USA Trust                                                 37,000                                        639,360
LaSalle Hotel Properties                                              8,100                                        375,030
Sunstone Hotel Investors Inc                                         21,400                                        621,884
Winston Hotels Inc                                                    6,400                                         78,400
                                                                                                        -------------------
                                                                                                      2,996,859
                                                                                                        -------------------
REITS - Mortgage (1.62%)
American Home Mortgage Investment Corp                               19,659                                        724,631
Anthracite Capital Inc                                               42,500                                        516,800
Capital Trust Inc/NY                                                  3,900                                        138,918
IMPAC Mortgage Holdings Inc                                          20,700                                        231,426
MFA Mortgage Investments Inc (a)                                     12,837                                         88,318
Newcastle Investment Corp                                             2,700                                         68,364
Novastar Financial Inc (a)                                            4,100                                        129,601
RAIT Investment Trust                                                18,200                                        531,440
                                                                                                        -------------------
                                                                                                      2,429,498
                                                                                                        -------------------
REITS - Office Property (2.12%)
BioMed Realty Trust Inc                                               7,200                                        215,568
Brandywine Realty Trust                                               3,800                                        122,246
CarrAmerica Realty Corp                                              17,900                                        797,445
Columbia Equity Trust Inc                                             3,000                                         46,080
Glenborough Realty Trust Inc                                          9,100                                        196,014
Government Properties Trust Inc                                      13,500                                        128,115
Kilroy Realty Corp                                                   15,200                                      1,098,200
Maguire Properties Inc                                                5,900                                        207,503
Parkway Properties Inc/Md                                             7,800                                        354,900
                                                                                                        -------------------
                                                                                                      3,166,071
                                                                                                        -------------------
REITS - Regional Malls (0.68%)
Pennsylvania Real Estate Investment Trust                            25,100                                      1,013,287
                                                                                                        -------------------

REITS - Shopping Centers (0.47%)
Equity One Inc                                                        6,300                                        131,670
Kite Realty Group Trust                                               9,100                                        141,869
Saul Centers Inc                                                     10,500                                        428,190
                                                                                                        -------------------
                                                                                                        701,729
                                                                                                        -------------------
REITS - Single Tenant (0.04%)
National Retail Properties Inc                                        3,300                                         65,835
                                                                                                        -------------------

REITS - Storage (0.04%)
Extra Space Storage Inc (a)                                           4,000                                         64,960
                                                                                                        -------------------

REITS - Warehouse & Industrial (0.29%)
First Potomac Realty Trust                                           14,300                                        425,997
                                                                                                        -------------------

Rental - Auto & Equipment (0.67%)
Aaron Rents Inc                                                      13,625                                        366,240
Dollar Thrifty Automotive Group (a)(b)                                9,200                                        414,644
Electro Rent Corp (b)                                                 3,600                                         57,672
Rent-A-Center Inc (b)                                                 2,600                                         64,636
Rent-Way Inc (a)(b)                                                  14,200                                        104,796
                                                                                                        -------------------
                                                                                                      1,007,988
                                                                                                        -------------------
Research & Development (0.04%)
PRA International (a)(b)                                              2,700                                         60,129
                                                                                                        -------------------

Retail - Apparel & Shoe (2.19%)
Brown Shoe Co Inc (a)                                                15,800                                        538,464
Cato Corp/The                                                         4,200                                        108,570

Charming Shoppes Inc (a)(b)                                          70,000                                        786,800
Childrens Place Retail Stores Inc/The (b)                             1,310                                         78,665
Dress Barn Inc (a)(b)                                                 5,800                                        147,030
Finish Line                                                           6,700                                         79,261
Genesco Inc (a)(b)                                                    6,000                                        203,220
Kenneth Cole Productions Inc (a)                                      4,600                                        102,718
Payless Shoesource Inc (b)                                           14,600                                        396,682
Shoe Carnival Inc (b)                                                 2,600                                         62,036
Stage Stores Inc                                                     12,050                                        397,650
Stein Mart Inc (a)                                                    2,800                                         41,440
Too Inc (a)(b)                                                        8,600                                        330,154
                                                                                                        -------------------
                                                                                                      3,272,690
                                                                                                        -------------------
Retail - Auto Parts (0.10%)
CSK Auto Corp (a)(b)                                                 12,400                                        148,428
                                                                                                        -------------------

Retail - Automobile (1.22%)
Asbury Automotive Group Inc                                          23,800                                        498,372
Group 1 Automotive Inc                                                6,600                                        371,844
Lithia Motors Inc                                                    25,300                                        767,096
Sonic Automotive Inc                                                  7,900                                        175,222
United Auto Group Inc (a)                                               800                                         17,080
                                                                                                        -------------------
                                                                                                      1,829,614
                                                                                                        -------------------
Retail - Computer Equipment (0.16%)
GameStop Corp (b)                                                     2,100                                         71,925
Insight Enterprises Inc (a)(b)                                        4,800                                         91,440
Systemax Inc (b)                                                      9,700                                         75,660
                                                                                                        -------------------
                                                                                                        239,025
                                                                                                        -------------------
Retail - Convenience Store (0.28%)
Casey's General Stores Inc (a)                                       10,500                                        262,605
Pantry Inc/The (a)(b)                                                 2,700                                        155,358
                                                                                                        -------------------
                                                                                                        417,963
                                                                                                        -------------------
Retail - Discount (0.13%)
Big Lots Inc (b)                                                     11,000                                        187,880
                                                                                                        -------------------

Retail - Drug Store (0.05%)
Longs Drug Stores Corp (a)                                            1,600                                         72,992
                                                                                                        -------------------

Retail - Hypermarkets (0.10%)
Smart & Final Inc (b)                                                 9,100                                        153,244
                                                                                                        -------------------

Retail - Jewelry (0.11%)
Movado Group Inc                                                      7,000                                        160,650
                                                                                                        -------------------

Retail - Pawn Shops (0.43%)
Cash America International Inc                                       19,900                                        636,800
                                                                                                        -------------------

Retail - Regional Department Store (0.13%)
Bon-Ton Stores Inc/The                                                1,100                                         24,068
Retail Ventures Inc (a)(b)                                            9,500                                        169,290
                                                                                                        -------------------
                                                                                                        193,358
                                                                                                        -------------------
Retail - Restaurants (1.08%)
Applebees International Inc                                           2,729                                         52,451
Bob Evans Farms Inc                                                     100                                          3,001
Domino's Pizza Inc                                                    2,900                                         71,746
Jack in the Box Inc (a)(b)                                           13,900                                        544,880
Landry's Restaurants Inc (a)                                         16,600                                        538,670
Lone Star Steakhouse & Saloon Inc                                     4,700                                        123,281
Papa John's International Inc (a)(b)                                  7,500                                        249,000
Ryan's Restaurant Group Inc (b)                                       2,650                                         31,562
                                                                                                        -------------------
                                                                                                      1,614,591
                                                                                                        -------------------
Retail - Toy Store (0.04%)
Build-A-Bear Workshop Inc (a)(b)                                      3,000                                         64,530
                                                                                                        -------------------

Retail - Video Rental (0.00%)
Blockbuster Inc                                                         100                                            498
                                                                                                        -------------------

Rubber & Plastic Products (0.10%)
Myers Industries Inc                                                  8,600                                        147,834
                                                                                                        -------------------

Savings & Loans - Thrifts (2.15%)
BankAtlantic Bancorp Inc                                              3,600                                         53,424
Bankunited Financial Corp                                            13,300                                        405,916
Berkshire Hills Bancorp Inc (a)                                       1,400                                         49,672
Commercial Capital Bancorp Inc (a)                                    3,599                                         56,684
Dime Community Bancshares (a)                                         8,925                                        121,113
Downey Financial Corp                                                   300                                         20,355
First Financial Holdings Inc                                          2,500                                         80,000
First Niagara Financial Group Inc                                    41,146                                        576,867
First Place Financial Corp/OH (a)                                     5,500                                        126,555
FirstFed Financial Corp (a)(b)                                        4,900                                        282,583
Flagstar Bancorp Inc                                                  9,400                                        150,024
ITLA Capital Corp                                                     1,300                                         68,354
KNBT Bancorp Inc (a)                                                  3,700                                         61,124
MAF Bancorp Inc                                                       8,118                                        347,775
NewAlliance Bancshares Inc (a)                                        5,400                                         77,274
Partners Trust Financial Group Inc (a)                               16,500                                        188,265
Provident Financial Services Inc                                      5,100                                         91,545
TierOne Corp (a)                                                      6,900                                        233,013
WSFS Financial Corp                                                   3,700                                        227,365
                                                                                                        -------------------
                                                                                                      3,217,908
                                                                                                        -------------------
Seismic Data Collection (0.23%)
Veritas DGC Inc (a)(b)                                                6,600                                        340,428
                                                                                                        -------------------

Semiconductor Component - Integrated Circuits (0.33%)
Cirrus Logic Inc (b)                                                 12,300                                        100,122
Emulex Corp (b)                                                       9,700                                        157,819
Exar Corp (b)                                                         3,200                                         42,464
Genesis Microchip Inc (a)(b)                                          3,200                                         36,992
Pericom Semiconductor Corp (a)(b)                                     2,900                                         24,070
Standard Microsystems Corp (b)                                        5,500                                        120,065
Vitesse Semiconductor Corp (a)(b)                                    11,500                                         16,560
                                                                                                        -------------------
                                                                                                        498,092
                                                                                                        -------------------
Semiconductor Equipment (0.92%)
Asyst Technologies Inc (a)(b)                                        20,300                                        152,859
Axcelis Technologies Inc (a)(b)                                      17,600                                        103,840
Brooks Automation Inc (b)                                             2,300                                         27,140
Cabot Microelectronics Corp (a)(b)                                    2,400                                         72,744
Cohu Inc                                                              5,700                                        100,035
Credence Systems Corp (b)                                            10,900                                         38,150
Entegris Inc (b)                                                     27,339                                        260,541
Kulicke & Soffa Industries Inc (b)                                    9,100                                         67,431
LTX Corp (b)                                                         24,600                                        172,446
Mattson Technology Inc (a)(b)                                         8,800                                         85,976
MKS Instruments Inc (b)                                               9,700                                        195,164

Photronics Inc (b)                                                    7,200                                        106,560
                                                                                                        -------------------
                                                                                                      1,382,886
                                                                                                        -------------------
Software Tools (0.06%)
Altiris Inc (b)                                                       5,300                                         95,612
                                                                                                        -------------------

Steel - Producers (1.25%)
Carpenter Technology Corp                                             1,100                                        127,050
Chaparral Steel Co (a)(b)                                             5,400                                        388,908
Reliance Steel & Aluminum Co                                          4,300                                        356,685
Ryerson Inc                                                           5,000                                        135,000
Schnitzer Steel Industries Inc                                        3,150                                        111,762
Steel Dynamics Inc                                                   10,700                                        703,418
Steel Technologies Inc (a)                                            2,400                                         46,656
                                                                                                        -------------------
                                                                                                      1,869,479
                                                                                                        -------------------
Steel - Specialty (0.12%)
Oregon Steel Mills Inc (b)                                            3,400                                        172,244
                                                                                                        -------------------

Steel Pipe & Tube (0.53%)
NS Group Inc (a)(b)                                                   5,200                                        286,416
Valmont Industries Inc                                               10,800                                        502,092
                                                                                                        -------------------
                                                                                                        788,508
                                                                                                        -------------------
Telecommunication Equipment (0.46%)
Arris Group Inc (b)                                                   7,200                                         94,464
CommScope Inc (a)(b)                                                 11,500                                        361,330
Comtech Telecommunications Corp (a)(b)                                2,000                                         58,540
Ditech Networks Inc (b)                                               6,100                                         53,192
North Pittsburgh Systems Inc                                            800                                         22,048
Utstarcom Inc (a)(b)                                                  8,200                                         63,878
Westell Technologies Inc (b)                                         13,300                                         29,127
                                                                                                        -------------------
                                                                                                        682,579
                                                                                                        -------------------
Telecommunication Equipment - Fiber Optics (0.64%)
C-COR Inc (b)                                                         4,100                                         31,652
Ciena Corp (a)(b)                                                   123,300                                        593,073
Finisar Corp (a)(b)                                                  12,200                                         39,894
MRV Communications Inc (a)(b)                                         7,000                                         21,770
Newport Corp (a)(b)                                                  11,800                                        190,216
Optical Communication Products Inc (b)                               12,300                                         24,723
Sycamore Networks Inc (b)                                            13,400                                         54,404
                                                                                                        -------------------
                                                                                                        955,732
                                                                                                        -------------------
Telecommunication Services (0.74%)
Commonwealth Telephone Enterprises Inc                                3,000                                         99,480
Consolidated Communications Holdings Inc                              3,600                                         59,868
Lightbridge Inc (b)                                                     400                                          5,180
Mastec Inc (a)(b)                                                    10,500                                        138,705
NeuStar Inc (a)(b)                                                    3,300                                        111,375
Premiere Global Services Inc (b)                                     55,600                                        419,780
Time Warner Telecom Inc (a)(b)                                       18,800                                        279,180
                                                                                                        -------------------
                                                                                                      1,113,568
                                                                                                        -------------------
Telephone - Integrated (1.94%)
Broadwing Corp (a)(b)                                                13,930                                        144,176
Cincinnati Bell Inc (b)                                             138,600                                        568,260
CT Communications Inc                                                17,700                                        404,799
General Communication Inc (b)                                        10,800                                        133,056
Level 3 Communications Inc (a)(b)                                   160,200                                        711,288
SureWest Communications (a)                                           2,700                                         52,164
Talk America Holdings Inc (a)(b)                                      7,800                                         48,282

Valor Communications Group Inc                                       73,600                                        842,720
                                                                                                        -------------------
                                                                                                      2,904,745
                                                                                                        -------------------
Television (0.05%)
Lin TV Corp (b)                                                       6,300                                         47,565
Sinclair Broadcast Group Inc                                          3,500                                         29,960
                                                                                                        -------------------
                                                                                                         77,525
                                                                                                        -------------------
Textile - Apparel (0.04%)
Perry Ellis International Inc (b)                                     2,100                                         53,151
                                                                                                        -------------------

Theaters (0.04%)
Carmike Cinemas Inc (a)                                               3,000                                         63,240
                                                                                                        -------------------

Therapeutics (0.44%)
Atherogenics Inc (a)(b)                                               3,889                                         50,751
AVANIR Pharmaceuticals (a)(b)                                        15,700                                        107,388
Cypress Bioscience Inc (b)                                           16,000                                         98,240
MGI Pharma Inc (b)                                                    2,500                                         53,750
Nuvelo Inc (b)                                                        3,100                                         51,615
Progenics Pharmaceuticals Inc (a)(b)                                  4,700                                        113,082
Renovis Inc (a)(b)                                                    4,100                                         62,771
United Therapeutics Corp (a)(b)                                       2,100                                        121,317
                                                                                                        -------------------
                                                                                                        658,914
                                                                                                        -------------------
Tobacco (0.50%)
Alliance One International Inc                                       26,300                                        116,772
Universal Corp/Richmond VA                                           17,100                                        636,462
                                                                                                        -------------------
                                                                                                        753,234
                                                                                                        -------------------
Toys (0.27%)
Jakks Pacific Inc (a)(b)                                             16,500                                        331,485
Marvel Entertainment Inc (a)(b)                                       3,750                                         75,000
                                                                                                        -------------------
                                                                                                        406,485
                                                                                                        -------------------
Transport - Equipment & Leasing (0.46%)
Amerco Inc (a)(b)                                                     2,200                                        221,452
GATX Corp                                                             6,400                                        272,000
Greenbrier Cos Inc                                                    2,500                                         81,850
Interpool Inc                                                         5,000                                        111,100
                                                                                                        -------------------
                                                                                                        686,402
                                                                                                        -------------------
Transport - Marine (0.06%)
General Maritime Corp (a)                                             2,500                                         92,400
                                                                                                        -------------------

Transport - Rail (0.66%)
Genesee & Wyoming Inc (a)(b)                                         23,025                                        816,697
RailAmerica Inc (a)(b)                                               15,700                                        164,222
                                                                                                        -------------------
                                                                                                        980,919

                                                                                                        -------------------
Transport - Services (0.24%)
Bristow Group Inc (a)(b)                                              3,900                                        140,400
Pacer International Inc                                               3,600                                        117,288
SIRVA Inc (a)(b)                                                     15,500                                        100,285
                                                                                                        -------------------
                                                                                                        357,973
                                                                                                        -------------------
Transport - Truck (0.46%)
Arkansas Best Corp                                                    1,400                                         70,294
Marten Transport Ltd (b)                                                550                                         11,957
SCS Transportation Inc (a)(b)                                        10,650                                        293,194
US Xpress Enterprises Inc (a)(b)                                      5,100                                        137,802
Werner Enterprises Inc                                                8,807                                        178,518
                                                                                                        -------------------
                                                                                                        691,765
                                                                                                        -------------------

Travel Services (0.02%)
Navigant International Inc (b)                                        2,200                                         35,266
                                                                                                        -------------------

Vitamins & Nutrition Products (0.29%)
NBTY Inc (b)                                                         18,200                                        435,162
                                                                                                        -------------------

Water (0.15%)
American States Water Co (a)                                          3,000                                        106,950
California Water Service Group (a)                                    3,000                                        107,220
SJW Corp (a)                                                            600                                         15,270
                                                                                                        -------------------
                                                                                                        229,440
                                                                                                        -------------------
Web Portals (0.17%)
Earthlink Inc (a)(b)                                                  8,100                                         70,146
United Online Inc (a)                                                15,450                                        185,400
                                                                                                        -------------------
                                                                                                        255,546
                                                                                                        -------------------
Wire & Cable Products (0.39%)
Belden CDT Inc                                                          100                                          3,305
Encore Wire Corp (a)(b)                                               4,150                                        149,151
General Cable Corp (a)(b)                                             9,600                                        336,000
Superior Essex Inc (b)                                                2,900                                         86,797
                                                                                                        -------------------
                                                                                                        575,253
                                                                                                        -------------------
Wireless Equipment (0.30%)
Glenayre Technologies Inc (a)(b)                                      4,600                                         12,144
Powerwave Technologies Inc (a)(b)                                    20,900                                        190,608
RF Micro Devices Inc (a)(b)                                          35,900                                        214,323
Spectralink Corp (a)                                                  4,100                                         36,162
                                                                                                        -------------------
                                                                                                        453,237
                                                                                                        -------------------
TOTAL COMMON STOCKS                                                                                  $         145,443,631
                                                                                                        -------------------
                                                                Principal
                                                                 Amount                                       Value
                                                                  ---------- -------------------------- -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.19%)
U.S. Treasury (0.19%)
2.88%, 11/30/2006 (c)                                               280,000                                        277,287
                                                                                                        -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                $             277,287
                                                                                                        -------------------
MONEY MARKET FUNDS (27.62%)
BNY Institutional Cash Reserve Fund (d)                           41,315,000                                    41,315,000
                                                                                                        -------------------
TOTAL MONEY MARKET FUNDS                                                                             $          41,315,000
                                                                                                        -------------------
Total Investments                                                                                    $         187,035,918
Liabilities in Excess of Other Assets, Net - (25.05)%                                                         (37,465,742)

                                                                                                        -------------------
TOTAL NET ASSETS - 100.00%                                                                           $         149,570,176
                                                                                                        ===================
                                                                                                        -------------------

                                                                                                        ===================

(a)   Security or a portion of the security was on loan at the end of the period.
(b)   Non-Income Producing Security
(c)   Security or a portion of the security was pledged to cover margin requirements for futures contracts.
      At the end of the period, the value of these securities totaled $277,287 or 0.19% of net assets.

(d)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation                               $          31,544,773
Unrealized Depreciation                                         (7,253,902)
                                                         -------------------
Net Unrealized Appreciation (Depreciation)                       24,290,871
Cost for federal income tax purposes                            162,745,047



                          SCHEDULE OF FUTURES CONTRACTS

                                                                        Current            Unrealized
                                    Number                Original       Market          Appreciation/
                                       of
Type                                Contracts              Value         Value           (Depreciation)
----------------------------------- --------- ---------------------------------------- -------------------
Buy:
Russell 2000; September 2006           9                 $3,199,168      $3,291,750    $92,582

Portfolio Summary (unaudited)
------------------------------------------- -------------------
Sector                                                 Percent
------------------------------------------- -------------------
Financial                                               57.78%
Industrial                                              15.65%
Consumer, Cyclical                                      12.44%
Consumer, Non-cyclical                                  10.52%
Communications                                           7.40%
Technology                                               7.25%
Utilities                                                4.67%
Energy                                                   4.30%
Basic Materials                                          4.20%
Funds                                                    0.65%
Government                                               0.19%
Liabilities in Excess of Other Assets, Net           (-25.05%)
                                            -------------------
TOTAL NET ASSETS                                       100.00%
                                            ===================

Other Assets Summary (unaudited)
------------------------------------------- -------------------
Asset Type                                             Percent
------------------------------------------- -------------------
Futures                                                  2.20%

                              FINANCIAL HIGHLIGHTS
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):


                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Asset Allocation Account
Net Asset Value, Beginning of Period......................       $12.78      $12.28      $11.70        $9.82      $11.28      $12.02
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.12        0.19        0.14         0.15        0.20        0.24
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.16        0.51        0.82         1.92      (1.66)      (0.71)
                          Total From Investment Operations         0.28        0.70        0.96         2.07      (1.46)      (0.47)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.20)      (0.38)       (0.19)           -      (0.24)
     Distributions from Realized Gains....................       (0.17)           -           -            -           -      (0.03)
                                                           ------------
                         Total Dividends and Distributions       (0.27)      (0.20)      (0.38)       (0.19)           -      (0.27)
Net Asset Value, End of Period............................       $12.79      $12.78      $12.28       $11.70       $9.82      $11.28
Total Return(b)...........................................     2.22%(c)       5.79%       8.49%       21.61%    (12.94)%     (3.92)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $97,549    $100,637    $103,131      $98,006     $82,409    $101,904
     Ratio of Expenses to Average Net Assets..............     0.83%(d)       0.86%       0.84%        0.85%       0.84%       0.85%
     Ratio of Net Investment Income to Average Net Assets.     1.94%(d)       1.53%       1.19%        1.49%       1.79%       2.23%
     Portfolio Turnover Rate..............................     86.1%(d)       83.5%      127.0%       186.0%      255.3%      182.4%



                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Balanced Account
Net Asset Value, Beginning of Period......................       $14.93      $14.34      $13.31       $11.56      $13.73      $15.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.18        0.31        0.31         0.27        0.34 0.40(    e)
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.14        0.64        1.00         1.83      (2.11)   (1.42)(e)
                          Total From Investment Operations         0.32        0.95        1.31         2.10      (1.77)      (1.02)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.36)      (0.36)      (0.28)       (0.35)      (0.40)      (0.47)
     Distributions from Realized Gains....................            -           -           -            -           -      (0.21)
                                                           ------------
                         Total Dividends and Distributions       (0.36)      (0.36)      (0.28)       (0.35)      (0.40)      (0.68)
Net Asset Value, End of Period............................       $14.89      $14.93      $14.34       $13.31      $11.56      $13.73
Total Return(b)...........................................     2.18%(c)       6.79%      10.05%       18.82%    (13.18)%     (6.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $109,505    $116,927    $126,548     $124,735    $110,545    $144,214
     Ratio of Expenses to Average Net Assets..............     0.63%(d)       0.64%       0.63%        0.65%       0.61%       0.61%

     Ratio of Gross Expenses to Average Net Assets........      -                 - 0.63%(   f)     0.65%(f)    0.62%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     2.44%(d)       2.19%       2.32%        2.23%       2.52%    2.73%(e)
     Portfolio Turnover Rate..............................    164.4%(d)      115.3%      128.3%       114.3%       87.8%      114.3%


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total  return  amounts  have  not  been  annualized.
(d)  Computed on an annualized basis.
(e)  Effective  January 1, 2001,  the Fund adopted the  provisions  of the AICPA
     Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
(f)  Expense ratio  without  commission  rebates.
See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Bond Account
Net Asset Value, Beginning of Period......................       $12.04      $12.31      $12.31       $12.32      $11.84      $11.78
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.27        0.50        0.51         0.52        0.51 0.56(    b)
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.35)      (0.20)        0.08         0.02        0.54     0.35(b)
                          Total From Investment Operations       (0.08)        0.30        0.59         0.54        1.05        0.91
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.49)      (0.57)      (0.59)       (0.55)      (0.57)      (0.85)
                                                           ------------
                         Total Dividends and Distributions       (0.49)      (0.57)      (0.59)       (0.55)      (0.57)      (0.85)
Net Asset Value, End of Period............................       $11.47      $12.04      $12.31       $12.31      $12.32      $11.84
Total Return(c)...........................................   (0.72)%(d)       2.50%       4.98%        4.59%       9.26%       8.12%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $366,433    $338,044    $286,684     $263,435    $232,839    $166,658
     Ratio of Expenses to Average Net Assets..............     0.57%(e)       0.47%       0.47%        0.47%       0.49%       0.50%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)................     0.44%(e)          -%          -%           -%          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     4.78%(e)       4.21%       4.23%        4.32%       5.02%    5.73%(b)
     Portfolio Turnover Rate..............................    288.9%(e)      176.2%      143.6%        82.1%       63.3%      146.1%



                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Capital Value Account
Net Asset Value, Beginning of Period......................       $34.59      $32.39      $29.23       $23.60      $27.78      $30.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.28        0.54        0.44         0.38        0.39        0.34
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.75        1.66        3.17         5.63      (4.18)      (2.80)
                          Total From Investment Operations         2.03        2.20        3.61         6.01      (3.79)      (2.46)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.57)           -      (0.45)       (0.38)      (0.39)      (0.34)
     Distributions from Realized Gains....................       (3.01)           -           -            -           -      (0.14)
                                                           ------------
                         Total Dividends and Distributions       (3.58)           -      (0.45)       (0.38)      (0.39)      (0.48)
Net Asset Value, End of Period............................       $33.04      $34.59      $32.39       $29.23      $23.60      $27.78
Total Return(c)...........................................     6.14%(d)       6.80%      12.36%       25.49%    (13.66)%     (8.05)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $263,223    $258,490    $265,580     $248,253    $206,541    $254,484
     Ratio of Expenses to Average Net Assets..............     0.60%(e)       0.61%       0.60%        0.61%       0.61%       0.61%
     Ratio of Gross Expenses to Average Net Assets........            -          -% 0.60%(   f)     0.61%(f)    0.61%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     1.68%(e)       1.62%       1.47%        1.47%       1.45%       1.20%
     Portfolio Turnover Rate..............................     82.6%(e)      120.9%      183.3%       125.7%      142.6%       91.7%


(a)  Six months ended June 30, 2006.
(b)  Effective  January 1, 2001,  the Fund adopted the  provisions  of the AICPA
     Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
(c)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(d)  Total  return  amounts  have  not  been  annualized.
(e)  Computed on an annualized basis.
(f)  Expense ratio  without  commission  rebates.


See accompanying notes.




                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Diversified International Account
Net Asset Value, Beginning of Period......................       $16.83      $13.75      $11.48        $8.78      $10.51      $13.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.18        0.18        0.17         0.13        0.10        0.09
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.77        3.05        2.22         2.67      (1.78)      (3.46)
                          Total From Investment Operations         1.95        3.23        2.39         2.80      (1.68)      (3.37)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.15)      (0.12)       (0.10)      (0.05)      (0.02)
     Distributions from Realized Gains....................       (0.52)           -           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (0.75)      (0.15)      (0.12)       (0.10)      (0.05)      (0.02)
Net Asset Value, End of Period............................       $18.03      $16.83      $13.75       $11.48       $8.78      $10.51
Total Return(b)...........................................    11.78%(c)      23.79%      21.03%       32.33%    (16.07)%    (24.27)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $334,798    $293,647    $226,753     $167,726    $119,222    $145,848
     Ratio of Expenses to Average Net Assets..............     0.91%(d)       0.97%       0.96%        0.92%       0.92%       0.92%
     Ratio of Gross Expenses to Average Net Assets........           -     0.97%(e)    0.97%(f)     0.93%(f)    0.93%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     2.04%(d)       1.27%       1.39%        1.33%       1.03%       0.78%
     Portfolio Turnover Rate..............................    119.8%(d)      121.2%      170.1%       111.5%       82.2%       84.3%



                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Equity Growth Account
Net Asset Value, Beginning of Period......................       $17.23      $16.02      $14.73       $11.74      $16.29      $20.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.08           -        0.09         0.06        0.03        0.01
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.69)        1.21        1.28         2.99      (4.54)      (2.82)
                          Total From Investment Operations       (0.61)        1.21        1.37         3.05      (4.51)      (2.81)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -           -      (0.08)       (0.06)      (0.04)      (0.02)
     Distributions from Realized Gains....................            -           -           -            -           -      (1.25)
                                                           ------------
                         Total Dividends and Distributions            -           -      (0.08)       (0.06)      (0.04)      (1.27)
Net Asset Value, End of Period............................       $16.62      $17.23      $16.02       $14.73      $11.74      $16.29
Total Return(b)...........................................   (3.54)%(c)       7.55%       9.33%       25.95%    (27.72)%    (14.86)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $250,019    $274,192    $280,700     $272,831    $219,044    $334,401
     Ratio of Expenses to Average Net Assets..............     0.76%(d)       0.77%       0.72%        0.74%       0.77%       0.75%
     Ratio of Gross Expenses to Average Net Assets........            -          -% 0.77%(   g)     0.77%(g)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     0.96%(d)       0.00%       0.59%        0.47%       0.19%       0.06%
     Portfolio Turnover Rate..............................     65.1%(d)       51.6%      147.7%       130.9%      138.8%       88.8%


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total  return  amounts  have  not  been  annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without custodian credits.
(f)  Expense ratio without commission rebates and custodian credits.
(g)  Expense ratio without commission rebates.

See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Equity Income Account
Net Asset Value, Beginning of Period......................        $9.78       $9.01       $7.93        $7.26       $8.73      $12.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.19        0.37        0.34         0.34        0.37        0.25
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.46        0.41        1.05         0.66      (1.47)      (3.70)
                          Total From Investment Operations         0.65        0.78        1.39         1.00      (1.10)      (3.45)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.01)      (0.31)       (0.33)      (0.37)      (0.25)
                                                           ------------
                         Total Dividends and Distributions       (0.25)      (0.01)      (0.31)       (0.33)      (0.37)      (0.25)
Net Asset Value, End of Period............................       $10.18       $9.78       $9.01        $7.93       $7.26       $8.73
Total Return(b)...........................................     6.72%(c)       8.67%      17.60%       13.83%    (12.61)%    (27.70)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $125,531     $91,489     $44,572      $30,255     $25,079     $33,802
     Ratio of Expenses to Average Net Assets..............     0.63%(d)       0.66%       0.62%        0.61%       0.62%       0.62%
     Ratio of Net Investment Income to Average Net Assets.     3.81%(d)       3.93%       4.13%        4.54%       4.40%       2.22%
     Portfolio Turnover Rate..............................     97.5%(d)       84.7%      137.2%        22.5%       66.4%      104.2%



                                                                2006(a)        2005       2004(e)
                                                                ----           ----        ----
Equity Value Account
Net Asset Value, Beginning of Period......................       $11.05      $11.07      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.09        0.15        0.06
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.36        0.26        1.08
                          Total From Investment Operations         0.45        0.41        1.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -      (0.11)      (0.06)
     Distributions from Realized Gains....................       (0.04)      (0.32)      (0.01)
                                                           ------------
                         Total Dividends and Distributions       (0.04)      (0.43)      (0.07)
Net Asset Value, End of Period............................       $11.46      $11.05      $11.07
Total Return(b)...........................................     4.12%(c)       3.78%   11.40%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,932      $3,722      $2,213
     Ratio of Expenses to Average Net Assets..............     1.07%(d)       1.10%    1.10%(d)
     Ratio of Gross Expenses to Average Net Assets(f).....     1.07%(d)       1.14%    1.30%(d)
     Ratio of Net Investment Income to Average Net Assets.     1.52%(d)       1.36%    1.72%(d)
     Portfolio Turnover Rate..............................     10.2%(d)       26.7%    25.4%(d)


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Period from August 30, 2004, date operations  commenced,  through  December
     31, 2004.
(f)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The voluntary expense limit ceased on April 30, 2006. The contractual expense limit began on May 1, 2006.

See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Government & High Quality Bond Account
Net Asset Value, Beginning of Period......................       $11.36      $11.64      $11.77       $12.00      $11.58      $11.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.24        0.44        0.44         0.45        0.43        0.51
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.27)      (0.21)      (0.04)       (0.24)        0.55        0.32
                          Total From Investment Operations       (0.03)        0.23        0.40         0.21        0.98        0.83
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)      (0.51)      (0.53)       (0.44)      (0.52)      (0.68)
     Distributions from Realized Gains....................            -           -           -            -      (0.04)           -
                                                           ------------
                         Total Dividends and Distributions       (0.46)      (0.51)      (0.53)       (0.44)      (0.56)      (0.68)
Net Asset Value, End of Period............................       $10.87      $11.36      $11.64       $11.77      $12.00      $11.58
Total Return(b)...........................................   (0.27)%(c)       2.01%       3.56%        1.84%       8.80%       7.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $302,260    $316,047    $334,034     $368,564    $342,001    $193,254
     Ratio of Expenses to Average Net Assets..............     0.60%(d)       0.46%       0.44%        0.44%       0.47%       0.49%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)................     0.45%(d)          -%          -%           -%          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     4.46%(d)       3.88%       3.82%        3.83%       4.87%       5.63%
     Portfolio Turnover Rate..............................    252.1%(d)      262.1%       67.2%       110.4%       33.8%       45.9%



                                                               2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Growth Account
Net Asset Value, Beginning of Period......................       $13.29      $11.94      $10.95        $8.68      $12.24      $16.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.03        0.03        0.07         0.03        0.02           -
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.14        1.40        0.95         2.26      (3.58)      (4.19)
                          Total From Investment Operations         0.17        1.43        1.02         2.29      (3.56)      (4.19)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.08)      (0.03)       (0.02)           -           -
                                                           ------------
                         Total Dividends and Distributions       (0.04)      (0.08)      (0.03)       (0.02)           -           -
Net Asset Value, End of Period............................       $13.42      $13.29      $11.94       $10.95       $8.68      $12.24
Total Return(b)...........................................     1.24%(c)      12.09%       9.38%       26.46%    (29.07)%    (25.50)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $118,859    $124,254    $134,956     $141,107    $124,079    $209,879
     Ratio of Expenses to Average Net Assets..............     0.61%(d)       0.62%       0.60%        0.61%       0.61%       0.61%
     Ratio of Gross Expenses to Average Net Assets........            -          -%    0.60%(e)     0.61%(e)    0.61%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.48%(d)       0.26%       0.67%        0.35%       0.18%       0.02%
     Portfolio Turnover Rate..............................     97.6%(d)       78.3%      122.4%        40.8%       27.3%       39.0%


(a) Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total  return  amounts  have  not  been  annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.

See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
International Emerging Markets Account
Net Asset Value, Beginning of Period......................       $16.02      $14.78      $12.86        $8.24       $8.93       $9.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.15        0.22        0.12         0.11        0.02        0.08
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.64        4.46        3.04         4.60      (0.70)      (0.48)
                          Total From Investment Operations         1.79        4.68        3.16         4.71      (0.68)      (0.40)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -      (0.17)      (0.10)       (0.08)           -      (0.04)
     Distributions from Realized Gains....................       (0.59)      (3.27)      (1.14)            -           -           -
     Tax Return of Capital Distributions(b)...............            -           -           -       (0.01)      (0.01)           -
                                                           ------------
                         Total Dividends and Distributions       (0.59)      (3.44)      (1.24)       (0.09)      (0.01)      (0.04)
Net Asset Value, End of Period............................       $17.22      $16.02      $14.78       $12.86       $8.24       $8.93
Total Return(c)...........................................    11.20%(d)      34.29%      24.89%       57.20%     (7.63)%     (4.24)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $92,394     $71,639     $43,502      $23,972     $10,835      $6,964
     Ratio of Expenses to Average Net Assets..............     1.44%(e)       1.60%       1.53%        1.71%       1.60%       1.35%
     Ratio of Gross Expenses to Average Net Assets(f).....           -     1.60%(g)    1.55%(h)     1.84%(h)    2.26%(h)       2.33%
     Ratio of Net Investment Income to Average Net Assets.     1.65%(e)       1.45%       0.87%        1.16%       0.39%       0.97%
     Portfolio Turnover Rate..............................    122.7%(e)      169.6%      171.0%       112.4%      147.7%      137.4%



                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
International SmallCap Account
Net Asset Value, Beginning of Period......................       $22.50      $17.72      $13.73        $9.06      $10.84      $13.87
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.14        0.12        0.11         0.10        0.08        0.04
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         2.68        4.96        4.00         4.72      (1.83)      (3.07)
                          Total From Investment Operations         2.82        5.08        4.11         4.82      (1.75)      (3.03)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.11)      (0.12)       (0.15)      (0.03)           -
     Distributions from Realized Gains....................       (3.66)      (0.19)           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (3.79)      (0.30)      (0.12)       (0.15)      (0.03)           -
Net Asset Value, End of Period............................       $21.53      $22.50      $17.72       $13.73       $9.06      $10.84
Total Return(c)...........................................    13.42%(d)      29.12%      30.20%       54.15%    (16.20)%    (21.85)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $162,189    $143,454     $99,833      $66,242     $38,912     $43,674
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.33%       1.30%        1.33%       1.31%       1.41%
     Ratio of Gross Expenses to Average Net Assets........            -    1.33%(g)    1.31%(h)     1.33%(h)    1.32%(h)          -%
     Ratio of Net Investment Income to Average Net Assets.     1.27%(e)       0.63%       0.75%        1.00%       0.77%       0.32%
     Portfolio Turnover Rate..............................    152.6%(e)      132.3%      140.6%       128.9%       73.6%      123.8%


(a)  Six months ended June 30, 2006.
(b)  See "Dividends and  Distributions  to  Shareholders"  in Notes to Financial
     Statements.
(c)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Expense ratio without the Manager's voluntary expense limit. The expense limit was increased on May 1, 2002, and May 1, 2003, and ceased on May 1, 2004.
(g)  Expense ratio without custodian credits.
(h)  Expense ratio without commission rebates and custodian credits.

See accompanying notes.





                                                               2006(a)         2005        2004        2003      2002(b)
                                                               ----            ----        ----        ----      ----
LargeCap Blend Account
Net Asset Value, Beginning of Period......................      $11.19       $10.73      $10.37       $8.43       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............        0.06         0.10        0.13        0.10         0.02
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................        0.20         0.40        0.92        1.90       (1.57)
                          Total From Investment Operations        0.26         0.50        1.05        2.00       (1.55)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.08)            -      (0.11)      (0.06)       (0.02)
     Distributions from Realized Gains....................      (0.34)       (0.04)      (0.58)           -            -
                                                           -----------
                         Total Dividends and Distributions      (0.42)       (0.04)      (0.69)      (0.06)       (0.02)
Net Asset Value, End of Period............................      $11.03       $11.19      $10.73      $10.37        $8.43
Total Return(c)...........................................    2.44%(d)        4.74%      10.36%      23.76%  (15.47)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $161,181     $135,072     $90,751     $54,632      $13,927
     Ratio of Expenses to Average Net Assets..............    0.76%(e)        0.78%       0.76%       0.80%     1.00%(e)
     Ratio of Gross Expenses to Average Net Assets(f).....           -            -    0.78%(g)    0.83%(g) 1.10%(e),(g)
     Ratio of Net Investment Income to Average Net Assets.    1.15%(e)        0.96%       1.23%       1.08%     0.86%(e)
     Portfolio Turnover Rate..............................    52.5%(e)        44.1%       75.6%       56.2%     49.1%(e)



                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
LargeCap Growth Equity Account
Net Asset Value, Beginning of Period......................        $4.76       $4.60       $4.47        $3.63       $5.44       $7.78
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.01        0.01        0.01            -      (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.25)        0.16        0.13         0.84      (1.79)      (2.31)
                          Total From Investment Operations       (0.24)        0.17        0.14         0.84      (1.81)      (2.34)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -      (0.01)      (0.01)            -           -           -
                                                           ------------
                         Total Dividends and Distributions            -      (0.01)      (0.01)            -           -           -
Net Asset Value, End of Period............................        $4.52       $4.76       $4.60        $4.47       $3.63       $5.44
Total Return(c)...........................................   (5.04)%(d)       3.63%       3.16%       23.14%    (33.27)%    (30.08)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $41,013     $36,912     $31,179      $24,677      $5,572      $5,172
     Ratio of Expenses to Average Net Assets..............     1.04%(e)       1.09%       1.04%        1.16%       1.05%       1.10%
     Ratio of Gross Expenses to Average Net Assets(h).....            -           -    1.05%(g)     1.19%(g)    1.09%(g)       1.11%
     Ratio of Net Investment Income to Average Net Assets.     0.30%(e)       0.18%       0.28%      (0.13)%     (0.49)%     (0.62)%
     Portfolio Turnover Rate..............................    129.4%(e)       91.2%      141.8%        51.1%      183.8%      121.2%


(a) Six months ended June 30, 2006.
(b)  Period from May 1, 2002, date operations  commenced,  through  December 31,
     2002.
(c)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on May 1, 2004.
(g)  Expense ratio without commission rebates.
(h) Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on May 1, 2002.

See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
LargeCap Stock Index Account
Net Asset Value, Beginning of Period......................        $9.16       $8.77       $8.06        $6.35       $8.29       $9.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.08        0.13        0.14         0.10        0.08        0.08
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.16        0.26        0.70         1.70      (1.94)      (1.23)
                          Total From Investment Operations         0.24        0.39        0.84         1.80      (1.86)      (1.15)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)           -      (0.13)       (0.09)      (0.08)      (0.08)
                                                           ------------
                         Total Dividends and Distributions       (0.13)           -      (0.13)       (0.09)      (0.08)      (0.08)
Net Asset Value, End of Period............................        $9.27       $9.16       $8.77        $8.06       $6.35       $8.29
Total Return(b)...........................................     2.62%(c)       4.47%      10.39%       28.32%    (22.44)%    (12.10)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $188,335    $179,143    $158,237     $118,638     $72,949     $73,881
     Ratio of Expenses to Average Net Assets..............     0.26%(d)       0.38%       0.37%        0.39%       0.39%       0.40%
     Ratio of Gross Expenses to Average Net Assets(e).....            -       0.38%       0.37%        0.39%       0.39%       0.41%
     Ratio of Net Investment Income to Average Net Assets.     1.67%(d)       1.52%       1.64%        1.42%       1.22%       1.05%
     Portfolio Turnover Rate..............................      8.3%(d)       13.1%       20.5%        15.7%       15.1%       10.8%



                                                               2006(a)         2005        2004        2003 2002(     f)
                                                               ----            ----        ----        ---- ----
LargeCap Value Account
Net Asset Value, Beginning of Period......................      $12.45       $11.88      $10.80       $8.52       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............        0.10         0.18        0.19        0.16         0.06
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................        0.54         0.46        1.22        2.23       (1.48)
                          Total From Investment Operations        0.64         0.64        1.41        2.39       (1.42)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.15)            -      (0.16)      (0.11)       (0.06)
     Distributions from Realized Gains....................      (0.26)       (0.07)      (0.17)           -            -
                                                           -----------
                         Total Dividends and Distributions      (0.41)       (0.07)      (0.33)      (0.11)       (0.06)
Net Asset Value, End of Period............................      $12.68       $12.45      $11.88      $10.80        $8.52
Total Return(b)...........................................    5.20%(c)        5.44%      13.09%      28.05%  (14.24)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $152,681     $122,221     $80,721     $47,221      $13,186
     Ratio of Expenses to Average Net Assets..............    0.76%(d)        0.77%       0.75%       0.74%     0.96%(d)
     Ratio of Gross Expenses to Average Net Assets(g).....           -           -%    0.76%(h)    0.79%(h) 1.00%(d),(h)
     Ratio of Net Investment Income to Average Net Assets.    1.66%(d)        1.52%       1.65%       1.77%     1.79%(d)
     Portfolio Turnover Rate..............................    15.9%(d)        19.7%       23.2%       17.1%      5.9%(d)


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e) Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on April 29, 2005.
(f)  Period from May 1, 2002, date operations  commenced,  through  December 31,
     2002.
(g) Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on May 1, 2004.
(h)  Expense ratio without commission rebates.

See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
MidCap Account
Net Asset Value, Beginning of Period......................       $42.54      $39.63      $37.56       $28.54      $32.09      $34.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.17        0.45        0.39         0.35        0.30        0.24
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.03        3.12        6.05         9.01      (3.08)      (1.50)
                          Total From Investment Operations         1.20        3.57        6.44         9.36      (2.78)      (1.26)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)           -      (0.39)       (0.34)      (0.30)      (0.24)
     Distributions from Realized Gains....................       (5.20)      (0.66)      (3.98)            -      (0.47)      (0.88)
                                                           ------------
                         Total Dividends and Distributions       (5.66)      (0.66)      (4.37)       (0.34)      (0.77)      (1.12)
Net Asset Value, End of Period............................       $38.08      $42.54      $39.63       $37.56      $28.54      $32.09
Total Return(b)...........................................     2.93%(c)       9.21%      17.76%       32.81%     (8.75)%     (3.71)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $422,538    $420,812    $395,304     $334,204    $248,986    $278,707
     Ratio of Expenses to Average Net Assets..............     0.57%(d)       0.58%       0.59%        0.61%       0.62%       0.62%
     Ratio of Gross Expenses to Average Net Assets........            -          -%    0.59%(e)     0.61%(e)    0.62%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.87%(d)       1.13%       1.02%        1.09%       0.98%       0.77%
     Portfolio Turnover Rate..............................     43.4%(d)       49.9%       38.9%        44.9%       67.9%       73.6%



                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
MidCap Growth Account
Net Asset Value, Beginning of Period......................       $11.19       $9.84       $8.80        $6.26       $8.49      $10.46
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............            -      (0.02)      (0.03)       (0.03)      (0.04)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.34        1.37        1.07         2.57      (2.19)      (1.68)
                          Total From Investment Operations         0.34        1.35        1.04         2.54      (2.23)      (1.73)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.31)           -           -            -           -      (0.24)
                                                           ------------
                         Total Dividends and Distributions       (0.31)           -           -            -           -      (0.24)
Net Asset Value, End of Period............................       $11.22      $11.19       $9.84        $8.80       $6.26       $8.49
Total Return(b)...........................................     2.95%(c)      13.72%      11.82%       40.58%    (26.27)%    (16.92)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $72,634     $68,471     $59,674      $54,288     $21,934     $27,838
     Ratio of Expenses to Average Net Assets..............     0.91%(d)       0.92%       0.86%        0.91%       0.91%       0.97%
     Ratio of Gross Expenses to Average Net Assets........            -          -%    0.92%(e)     0.94%(e)    0.92%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.07%(d)     (0.15)%     (0.30)%      (0.39)%     (0.55)%     (0.66)%
     Portfolio Turnover Rate..............................    173.9%(d)       97.0%       47.7%        67.5%       43.1%       55.2%


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.

See accompanying notes.





                                                               2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
MidCap Value Account
Net Asset Value, Beginning of Period......................       $16.57      $15.38      $14.13       $10.48      $11.68      $12.57
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.05        0.05        0.02         0.01           -        0.01
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.47        1.53        3.10         3.81      (1.16)      (0.35)
                                                           ------------
                          Total From Investment Operations         0.52        1.58        3.12         3.82      (1.16)      (0.34)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)           -      (0.01)       (0.01)           -      (0.01)
     Distributions from Realized Gains....................       (1.79)      (0.39)      (1.86)       (0.16)      (0.04)      (0.54)
                                                           ------------
                         Total Dividends and Distributions       (1.83)      (0.39)      (1.87)       (0.17)      (0.04)      (0.55)
Net Asset Value, End of Period............................       $15.26      $16.57      $15.38       $14.13      $10.48      $11.68
Total Return(b)...........................................     3.08%(c)      10.55%      22.67%       36.49%     (9.96)%     (2.58)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $124,973    $112,437     $78,166      $52,054     $24,766     $11,778
     Ratio of Expenses to Average Net Assets..............     1.06%(d)       1.07%       1.05%        1.05%       1.04%       1.36%
     Ratio of Gross Expenses to Average Net Assets........            -           -    1.08%(e)     1.08%(e)    1.10%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.63%(d)       0.32%       0.11%        0.11%       0.03%       0.12%
     Portfolio Turnover Rate..............................    173.0%(d)       90.6%       59.2%        55.5%       75.3%      208.8%



                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Money Market Account
Net Asset Value, Beginning of Period......................        $1.00       $1.00       $1.00        $1.00       $1.00       $1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.02        0.03        0.01         0.01        0.01        0.04
                                                           ------------
                          Total From Investment Operations         0.02        0.03        0.01         0.01        0.01        0.04
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.03)      (0.01)       (0.01)      (0.01)      (0.04)
                                                           ------------
                         Total Dividends and Distributions       (0.02)      (0.03)      (0.01)       (0.01)      (0.01)      (0.04)
Net Asset Value, End of Period............................        $1.00       $1.00       $1.00        $1.00       $1.00       $1.00
Total Return(b)...........................................     2.13%(c)       2.69%       0.92%        0.74%       1.42%       3.92%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $160,962    $150,653    $140,553     $151,545    $201,455    $180,923
     Ratio of Expenses to Average Net Assets..............     0.49%(d)       0.61%       0.49%        0.49%       0.49%       0.50%
     Ratio of Net Investment Income to Average Net Assets.     4.26%(d)       2.66%       0.91%        0.74%       1.40%       3.70%


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.

See accompanying notes.





                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
Principal LifeTime 2010 Account
Net Asset Value, Beginning of Period......................       $11.37      $10.84      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.27        0.02        0.11
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.05        0.59        0.82
                          Total From Investment Operations         0.32        0.61        0.93
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.01)      (0.09)
     Distributions from Realized Gains....................            -      (0.07)           -
                                                           ------------
                         Total Dividends and Distributions       (0.01)      (0.08)      (0.09)
Net Asset Value, End of Period............................       $11.68      $11.37      $10.84
Total Return(c)...........................................     2.79%(d)       5.70%    9.31%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,441     $12,930         $11
     Ratio of Expenses to Average Net Assets(e)...........     0.15%(f)       0.16%    0.16%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.15%(f)       0.20%   10.02%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.60%(f)       0.22%    3.21%(f)
     Portfolio Turnover Rate..............................      3.7%(f)        4.3%     3.0%(f)



                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
Principal LifeTime 2020 Account
Net Asset Value, Beginning of Period......................       $11.61      $10.97      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.23      (0.01)        0.13
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.22        0.75        0.93
                          Total From Investment Operations         0.45        0.74        1.06
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -      (0.02)      (0.09)
     Distributions from Realized Gains....................            -      (0.08)           -
                                                           ------------
                         Total Dividends and Distributions            -      (0.10)      (0.09)
Net Asset Value, End of Period............................       $12.06      $11.61      $10.97
Total Return(c)...........................................     3.88%(d)       6.77%   10.62%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $54,797     $26,753         $15
     Ratio of Expenses to Average Net Assets(e)...........     0.13%(f)       0.13%    0.13%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.14%(f)       0.16%    8.72%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.79%(f)     (0.10)%    3.65%(f)
     Portfolio Turnover Rate..............................      1.0%(f)        3.1%     2.6%(f)


(a)  Six months ended June 30, 2006.
(b)  Period from August 30, 2004, date operations  commenced,  through  December
     31, 2004.
(c)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(d)  Total return amounts have not been annualized.
(e) Does not include expenses of the investment companies in which the Account invests.
(f)  Computed on an annualized basis.
(g)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The voluntary expense limit ceased on November 20, 2005. The contractual expense limit began on November 21, 2005.

See accompanying notes.





                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
Principal LifeTime 2030 Account
Net Asset Value, Beginning of Period......................       $11.63      $10.97      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.19        0.01        0.30
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.20        0.73        0.76
                          Total From Investment Operations         0.39        0.74        1.06
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -      (0.02)      (0.09)
     Distributions from Realized Gains....................            -      (0.06)           -
                                                           ------------
                         Total Dividends and Distributions            -      (0.08)      (0.09)
Net Asset Value, End of Period............................       $12.02      $11.63      $10.97
Total Return(c)...........................................     3.39%(d)       6.76%   10.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,601      $3,918        $151
     Ratio of Expenses to Average Net Assets(e)...........     0.16%(f)       0.16%    0.16%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.22%(f)       0.38%    2.14%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.21%(f)       0.08%    8.58%(f)
     Portfolio Turnover Rate..............................     11.8%(f)       11.5%     4.8%(f)



                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
Principal LifeTime 2040 Account
Net Asset Value, Beginning of Period......................       $11.82      $11.09      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.16        0.01        0.19
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.24        0.79        0.99
                          Total From Investment Operations         0.40        0.80        1.18
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -      (0.02)      (0.09)
     Distributions from Realized Gains....................            -      (0.05)           -
                                                           ------------
                         Total Dividends and Distributions            -      (0.07)      (0.09)
Net Asset Value, End of Period............................       $12.22      $11.82      $11.09
Total Return(c)...........................................     3.45%(d)       7.27%   11.78%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,063      $1,893        $147
     Ratio of Expenses to Average Net Assets(e)...........     0.13%(f)       0.13%    0.14%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(h).     0.30%(f)       0.56%    1.47%(f)
     Ratio of Net Investment Income to Average Net Assets.     2.59%(f)       0.12%    5.35%(f)
     Portfolio Turnover Rate..............................     11.3%(f)       18.2%     9.4%(f)


(a)  Six months ended June 30, 2006.
(b)  Period from August 30, 2004, date operations  commenced,  through  December
     31, 2004.
(c)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(d)  Total return amounts have not been annualized.
(e) Does not include expenses of the investment companies in which the Account invests.
(f)  Computed on an annualized basis.
(g)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The voluntary expense limit ceased on November 20, 2005. The contractual expense limit began on November 21, 2005.
(h)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The voluntary expense limit decreased on April 29, 2005, and ceased on November 20, 2005. The contractual expense limit began on November 21,
     2005.
See accompanying notes.





                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
Principal LifeTime 2050 Account
Net Asset Value, Beginning of Period......................       $11.85      $11.09      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.13        0.01        0.11
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.28        0.82        1.06
                          Total From Investment Operations         0.41        0.83        1.17
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -      (0.02)      (0.08)
     Distributions from Realized Gains....................            -      (0.05)           -
                                                           ------------
                         Total Dividends and Distributions            -      (0.07)      (0.08)
Net Asset Value, End of Period............................       $12.26      $11.85      $11.09
Total Return(c)...........................................     3.50%(d)       7.56%   11.74%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,709      $1,160         $88
     Ratio of Expenses to Average Net Assets(e)...........     0.12%(f)       0.12%    0.13%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.42%(f)       1.11%    1.49%(f)
     Ratio of Net Investment Income to Average Net Assets.     2.16%(f)       0.11%    3.04%(f)
     Portfolio Turnover Rate..............................     24.8%(f)        4.2%    13.0%(f)



                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
Principal LifeTime Strategic Income Account
Net Asset Value, Beginning of Period......................       $11.05      $10.68      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.25        0.06        0.12
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.04        0.46        0.65
                          Total From Investment Operations         0.29        0.52        0.77
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.03)      (0.09)
     Distributions from Realized Gains....................       (0.01)      (0.12)           -
                                                           ------------
                         Total Dividends and Distributions       (0.03)      (0.15)      (0.09)
Net Asset Value, End of Period............................       $11.31      $11.05      $10.68
Total Return(c)...........................................     2.64%(d)       4.96%    7.66%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,759      $5,463         $11
     Ratio of Expenses to Average Net Assets(e)...........     0.14%(f)       0.14%    0.14%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(h).     0.19%(f)       0.27%   10.09%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.43%(f)       0.60%    3.30%(f)
     Portfolio Turnover Rate..............................     14.6%(f)        8.4%     2.9%(f)


(a)  Six months ended June 30, 2006.
(b)  Period from August 30, 2004, date operations  commenced,  through  December
     31, 2004.
(c)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(d)  Total return amounts have not been annualized.
(e) Does not include expenses of the investment companies in which the Account invests.
(f)  Computed on an annualized basis.
(g)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The voluntary expense limit decreased on April 29, 2005, and ceased on November 20, 2005. The contractual expense limit began on November 21,
     2005.
(h)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The voluntary expense limit ceased on November 20, 2005. The contractual expense limit began on November 21, 2005.

See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
Real Estate Securities Account
Net Asset Value, Beginning of Period......................       $20.51      $17.88      $14.90       $11.24      $10.77      $10.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.06        0.40        0.39         0.49        0.35        0.42
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         3.00        2.39        4.66         3.87        0.48        0.47
                          Total From Investment Operations         3.06        2.79        5.05         4.36        0.83        0.89
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.39)           -      (0.35)       (0.42)      (0.35)      (0.41)
     Distributions from Realized Gains....................       (1.10)      (0.16)      (1.72)       (0.28)      (0.01)           -
                                                           ------------
                         Total Dividends and Distributions       (1.49)      (0.16)      (2.07)       (0.70)      (0.36)      (0.41)
Net Asset Value, End of Period............................       $22.08      $20.51      $17.88       $14.90      $11.24      $10.77
Total Return(b)...........................................    15.61%(c)      15.85%      34.53%       38.91%       7.72%       8.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $208,453    $178,922    $146,022      $93,018     $46,358     $22,457
     Ratio of Expenses to Average Net Assets..............     0.88%(d)       0.89%       0.90%        0.91%       0.92%       0.92%
     Ratio of Gross Expenses to Average Net Assets........            -           -    0.90%(e)     0.92%(e)          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     0.53%(d)       2.16%       2.37%        3.83%       3.99%       4.55%
     Portfolio Turnover Rate..............................     45.7%(d)       23.6%       58.8%        53.9%       54.4%       92.4%



                                                                2006(a)        2005        2004 2003(     f)
                                                                ----           ----        ---- ----
Short-Term Bond Account
Net Asset Value, Beginning of Period......................       $10.11      $10.12       $9.99       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.21        0.33        0.25         0.13
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.10)      (0.15)      (0.12)       (0.05)
                          Total From Investment Operations         0.11        0.18        0.13         0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.19)           -       (0.09)
                                                           ------------
                         Total Dividends and Distributions       (0.27)      (0.19)           -       (0.09)
Net Asset Value, End of Period............................        $9.95      $10.11      $10.12        $9.99
Total Return(b)...........................................     1.09%(c)       1.80%       1.30%     0.78%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $101,222     $83,822     $56,241      $20,552
     Ratio of Expenses to Average Net Assets..............     0.72%(d)       0.57%       0.53%     0.57%(d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)................     0.52%(d)          -%          -%        -%(d)
     Ratio of Gross Expenses to Average Net Assets(g).....            -          -%          -%     0.57%(d)
     Ratio of Net Investment Income to Average Net Assets.     4.27%(d)       3.26%       2.53%     2.15%(d)
     Portfolio Turnover Rate..............................     56.4%(d)       74.3%       34.8%      5.0%(d)


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.
(f)  Period from May 1, 2003, date operations  commenced,  through  December 31,
     2003.
(g) Expense ratio without the Manager's voluntary expense limit. The expense limit ceased on May 1, 2004.

See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
SmallCap Account
Net Asset Value, Beginning of Period......................       $10.22       $9.55       $7.97        $5.83       $8.03       $7.83
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.02        0.02           -         0.01        0.01           -
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.53        0.65        1.58         2.14      (2.20)        0.20
                          Total From Investment Operations         0.55        0.67        1.58         2.15      (2.19)        0.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)           -           -       (0.01)      (0.01)           -
     Distributions from Realized Gains....................       (0.68)           -           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (0.70)           -           -       (0.01)      (0.01)           -
Net Asset Value, End of Period............................       $10.07      $10.22       $9.55        $7.97       $5.83       $8.03
Total Return(b)...........................................     5.28%(c)       7.04%      19.82%       36.82%    (27.33)%       2.55%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $98,525     $94,476     $85,115      $65,285     $32,201     $36,493
     Ratio of Expenses to Average Net Assets..............     0.87%(d)       0.88%       0.86%        0.95%       0.97%       1.00%
     Ratio of Gross Expenses to Average Net Assets........            -          -%    0.86%(e)     0.95%(e)    0.97%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.33%(d)       0.17%       0.03%        0.09%       0.12%     (0.06)%
     Portfolio Turnover Rate..............................    192.2%(d)      125.8%      188.7%       162.9%      215.5%      154.5%



                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
SmallCap Growth Account
Net Asset Value, Beginning of Period......................        $9.92       $9.30       $8.36        $5.74      $10.60      $15.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............       (0.04)      (0.07)      (0.06)       (0.04)      (0.05)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.63        0.69        1.00         2.66      (4.81)      (4.89)
                          Total From Investment Operations         0.59        0.62        0.94         2.62      (4.86)      (4.99)
Net Asset Value, End of Period............................       $10.51       $9.92       $9.30        $8.36       $5.74      $10.60
Total Return(b)...........................................     5.95%(c)       6.67%      11.24%       45.64%    (45.85)%    (32.01)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $72,670     $66,656     $63,453      $55,628     $32,754     $55,966
     Ratio of Expenses to Average Net Assets..............     1.02%(d)       1.05%       0.99%        0.99%       0.95%       1.05%
     Ratio of Gross Expenses to Average Net Assets........            -           -    1.01%(e)     1.02%(e)    1.06%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.   (0.66)%(d)     (0.77)%     (0.70)%      (0.64)%     (0.68)%     (0.92)%
     Portfolio Turnover Rate..............................     91.8%(d)       68.2%       43.3%        54.1%      287.9%      152.2%


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.

See accompanying notes.





                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
SmallCap Value Account
Net Asset Value, Beginning of Period......................       $17.61      $16.83      $15.04       $10.30      $11.37      $11.26
Income from Investment Operations:
     Net Investment Income (Operating Loss)...............         0.03        0.07        0.03         0.06        0.06        0.09
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.55        0.96        3.37         5.14      (1.07)        0.60
                          Total From Investment Operations         1.58        1.03        3.40         5.20      (1.01)        0.69
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.01)      (0.03)       (0.05)      (0.06)      (0.09)
     Distributions from Realized Gains....................       (1.96)      (0.24)      (1.58)       (0.41)           -      (0.49)
                                                           ------------
                         Total Dividends and Distributions       (2.02)      (0.25)      (1.61)       (0.46)      (0.06)      (0.58)
Net Asset Value, End of Period............................       $17.17      $17.61      $16.83       $15.04      $10.30      $11.37
Total Return(b)...........................................     9.17%(c)       6.22%      23.08%       50.61%     (8.86)%       6.25%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $149,570    $132,035    $107,206      $82,135     $44,217     $30,888
     Ratio of Expenses to Average Net Assets..............     1.10%(d)       1.13%       1.12%        1.16%       1.28%       1.24%
     Ratio of Gross Expenses to Average Net Assets........            -          -%    1.13%(e)     1.18%(e)    1.29%(e)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.38%(d)       0.38%       0.21%        0.50%       0.68%       0.95%
     Portfolio Turnover Rate..............................     48.8%(d)       45.3%       38.0%        54.0%       77.4%       67.8%


(a)  Six months ended June 30, 2006.
(b)  Total  return does not  reflect  charges  attributable  to  Principal  Life
     Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.

See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The
Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Investors Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                        Number of
                                                                                    Portfolios in Fund               Other
     Name, Position Held with the Fund,             Principal Occupation(s)        Complex Overseen by           Directorships
         Address, and Year of Birth                   During past 5 years                Director              Held by Director*
         --------------------------                   -------------------                --------              -----------------
  Elizabeth Ballantine                          Principal, EBA Associates since             86               The McClatchy Company
  Director since 2004                           1998.
  Member, Audit and Nominating Committee
  1113 Basil Road,
  McClean, Virginia
  1948

  Richard W. Gilbert                            President, Gilbert                          86                   Calamos Asset
  Director since 1985                           Communications, Inc. since 1993.                               Management, Inc.
  Member, Audit and Nominating Committee
  5040 Arbor Lane, #302, Northfield, Illinois.
  1940

  Mark A. Grimmett                              Executive Vice President and                86                       None
  Director since 2004                           CFO, Merle Norman Cosmetics,
  Member, Audit and Nominating Committee        Inc. since 2000.
  6310 Deerfield Avenue,
  San Gabriel, California
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc.              86                       None
  Director since 2005                           since 1986.
  Member, Audit and Nominating Committee
  Suite 203, addressStreet2101
  Waukegan Road
  Bannockburn, Illinois
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap            86          Casey's General Stores, Inc.
  Director since 1999                           Pharmacies, Inc.
  Member, Audit and Nominating Committee
  3094 104th, Urbandale, Iowa
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                 86                       None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  100 Market Street, #314,
  Des Moines, Iowa
  1940

* Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.






The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  John E. Aschenbrenner                         Director, Principal Management              86                        None
  Director since 1998                           Corporation and Princor
  1949                                          Financial Services Corporation
                                                ("Princor") since 1998.
                                                President, Insurance and
                                                Financial Services, Principal
                                                Life since 2003. Executive Vice
                                                President, 2000-2003. Prior
                                                thereto, Senior Vice President.

  Ralph C. Eucher                               Director and President,                     86                        None
  Director and President since 1999             Principal Management
  Member, Executive Committee                   Corporation, since 1999.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005.
                                                Senior Vice President, Principal
                                                Life, since 2002. Prior thereto,
                                                Vice President.

  Larry D. Zimpleman                            Chairman and Director, Princor              86                        None
  Director and Chairman of the Board since      and Principal Management
  2001                                          Corporation since 2002.
  Member, Executive Committee                   President and Chief Operating
  1951                                          Officer Principal Life since
                                                2006. President, Retirement and
                                                Investor Services, Principal
                                                Life 2003-2006. Prior thereto,
                                                Executive Vice President,
                                                2001-2003.


The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

Additional information about the Fund is available in the Prospectuses dated May 1, 2006 and the Statement of Additional Information dated May 1, 2006. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, DesMoines, IA 50306. Telephone 1-800-247-4123.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in eWashington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF SUB-ADVISORY AGREEMENTS

During the period covered by this report, the Board of Directors approved two investment advisory contracts, one with Jacobs Levy Equity Management, Inc. (Jacobs Levy) relating to the Fund's MidCap Value Account, the other with Essex Investment Management Company, LLC (Essex) relating to the Fund's SmallCap Growth Account.


At its June 12, 2006 meeting, the board considered whether to engage Jacobs Levy to provide investment advisory services relating to a portion of the MidCap Value Account's portfolio. In approving the investment advisory contract with Jacobs Levy, the board considered Jacobs Levy's experience and skills in managing portfolios of mid-capitalization equity securities in the value style. The board found Jacobs Levy to be an experienced manager of portfolios of such securities. The board noted that the founders of the firm are well-known for their research and academic publications on investment theory and practice and will serve as the portfolio managers for the portion of the Account's assets that is allocated to Jacobs Levy. The board also considered the historical performance of Jacobs Levy's midcap value composite and found it to be favorable. The board considered the fees Jacobs Levy proposed to charge the Account, which it found to be acceptable. In considering the estimated profit Jacobs Levy anticipates earning from the arrangement, the board noted that the Manager will compensate Jacobs Levy from its own management fees. In addition, the board noted that the Manager had negotiated the agreement with Jacobs Levy at arm's length. Accordingly, the board concluded that it need not review estimated levels of profit to Jacobs Levy in order to conclude, as it did, that Jacobs Levy's estimated profit from the arrangement would not be unreasonable. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Account and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Account under the Subadvisory Agreement is reasonable in relation to the asset size of the Account. The board concluded that the fee schedule for the Account reflects an appropriate recognition of any economies of scale. In approving the investment advisory agreement, the board noted that Jacobs Levy had represented that none of its clients with investment objectives and policies similar to that of the Account has a more favorable fee schedule than that Jacobs Levy proposed for the Account. The board also noted that Jacobs Levy engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Account's portfolio.



Also at its June 12, 2006 meeting, the board considered whether to engage
Essex to provide investment advisory services relating to the Fund's
SmallCap Growth Account. In approving the investment advisory contract with Essex, the board considered Essex' experience and skill in managing portfolios of small capitalization equity securities in the growth style. The board found Essex to be an experienced manager of portfolios of such securities. The board noted that the portfolio manager that will manage the portion of the Account allocated to Essex has 22 years of investment management experience. The board also considered the historical performance of Essex small/micro capitalization growth composite and found it to be favorable. The board considered the fees Essex proposed to charge the Account, which it found to be acceptable. In considering the estimated profit Essex anticipates earning from the arrangement, the board noted that the Manager will compensate Essex from its own management fees. In addition, the board noted that the Manager had negotiated the agreement with Essex at arm's length. Accordingly, the board concluded that it need not review estimated levels of profit to Essex in order to conclude, as it did, that Essex' estimated profit from the arrangement would not be unreasonable. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Account and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Account under the Subadvisory Agreement is reasonable in relation to the asset size of the Account. The board concluded that the fee schedule for the Account reflects an appropriate recognition of any economies of scale. In approving the investment advisory agreement, the board noted that Essex had represented that none of its clients with investment objectives and policies similar to that of the Account has a more favorable fee schedule than that Essex proposed for the Account. The board also noted that Essex engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Account's portfolio.












ITEM 2 - CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12 - EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Variable Contracts Fund, Inc.
                     ---------------------------------------------------------

By           /s/ Ralph C. Eucher
   -----------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         8/14/2006
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By           /s/ Ralph C. Eucher
   -----------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         8/14/2006
     ---------------------


By           /s/ Jill R. Brown
   -----------------------------------------------------------------
         Jill R. Brown, Vice President and Chief Financial Officer

Date         8/14/2006
     ---------------------